The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Airlines - 0.0%
$ 999,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 980,019
	Auto Manufacturers - 0.1%
2,654,000	Ford Motor Co. 0.00%, 03/15/2026(2)(3)	2,839,780
	Engineering & Construction - 0.0%
EUR 900,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(1)	2,004,465
	Entertainment - 0.0%
$ 1,804,000	DraftKings, Inc. 0.00%, 03/15/2028(2)(3)	1,581,206
	Healthcare - Products - 0.0%
1,275,000	NuVasive, Inc. 0.38%, 03/15/2025	1,231,969
	Machinery-Diversified - 0.0%
1,451,000	Middleby Corp. 1.00%, 09/01/2025(2)	2,262,834
	Oil & Gas - 0.0%
1,200,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	1,762,800
	REITS - 0.0%
800,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	891,600
	Retail - 0.0%
1,600,000	Shake Shack, Inc. 0.00%, 03/01/2028(2)(3)	1,484,000
	Software - 0.0%
2,226,000	Western Digital Corp. 1.50%, 02/01/2024	2,296,954
	Total Convertible Bonds (cost $15,182,838)	$ 17,335,627
CORPORATE BONDS - 43.8%
	Advertising - 0.0%
2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 3,029,775
	Aerospace/Defense - 1.2%
2,455,000	BAE Systems plc 3.40%, 04/15/2030(2)	2,709,997
	Boeing Co.
7,000,000	3.25%, 02/01/2035	7,226,378
13,025,000	5.04%, 05/01/2027	15,075,200
3,415,000	5.71%, 05/01/2040	4,432,876
	DAE Funding LLC
670,000	4.50%, 08/01/2022(2)	670,000
1,365,000	5.00%, 08/01/2024(2)	1,399,125
455,000	Embraer Netherlands Finance B.V. 5.40%, 02/01/2027	481,845
	L3Harris Technologies, Inc.
32,890,000	3.85%, 06/15/2023	34,897,174
7,545,000	4.40%, 06/15/2028	8,810,036
6,025,000	Lockheed Martin Corp. 4.50%, 05/15/2036	7,705,597
	Northrop Grumman Corp.
10,830,000	2.93%, 01/15/2025	11,552,866
3,200,000	3.25%, 01/15/2028	3,516,377
4,000,000	4.03%, 10/15/2047	4,836,717
	Raytheon Technologies Corp.
5,000,000	3.75%, 11/01/2046	5,783,574
1,925,000	4.50%, 06/01/2042	2,460,514
3,425,000	4.63%, 11/16/2048	4,505,968
7,960,000	5.70%, 04/15/2040	11,250,189
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Aerospace/Defense - 1.2% - (continued)
$ 1,890,000	6.13%, 07/15/2038	$ 2,719,734
	Teledyne Technologies, Inc.
24,370,000	0.95%, 04/01/2024	24,393,382
2,270,000	1.60%, 04/01/2026	2,298,977
17,800,000	2.75%, 04/01/2031	18,697,526
	TransDigm, Inc.
2,700,000	5.50%, 11/15/2027	2,787,750
4,970,000	6.25%, 03/15/2026(2)	5,219,196
505,000	8.00%, 12/15/2025(2)	542,244
8,945,000	United Technologies Corp. 3.95%, 08/16/2025	9,964,930
		193,938,172
	Agriculture - 0.6%
	Altria Group, Inc.
8,645,000	3.88%, 09/16/2046	8,747,612
3,970,000	5.38%, 01/31/2044	4,835,201
	BAT Capital Corp.
35,610,000	2.26%, 03/25/2028	35,820,663
8,515,000	3.22%, 09/06/2026	9,121,210
5,395,000	3.46%, 09/06/2029	5,768,821
10,990,000	Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	11,263,711
	Imperial Brands Finance plc
6,455,000	3.50%, 02/11/2023(2)	6,670,887
10,360,000	3.75%, 07/21/2022(2)	10,616,345
		92,844,450
	Airlines - 0.0%
428	Continental Airlines, Inc. 6.90%, 10/19/2023	434
490,000	United Airlines, Inc. 4.63%, 04/15/2029(2)	505,533
		505,967
	Apparel - 0.1%
4,675,000	NIKE, Inc. 3.25%, 03/27/2040	5,240,214
2,120,000	PVH Corp. 4.63%, 07/10/2025	2,361,765
2,865,000	William Carter Co. 5.50%, 05/15/2025(2)	3,015,756
		10,617,735
	Auto Manufacturers - 0.5%
	Ford Motor Co.
505,000	4.35%, 12/08/2026	545,059
2,560,000	8.50%, 04/21/2023	2,842,189
	Ford Motor Credit Co. LLC
420,000	3.34%, 03/28/2022	424,620
2,040,000	3.35%, 11/01/2022	2,086,349
1,940,000	3.37%, 11/17/2023	2,010,325
705,000	4.13%, 08/04/2025	754,209
3,200,000	4.54%, 08/01/2026	3,475,664
2,040,000	5.13%, 06/16/2025	2,246,550
	General Motors Co.
9,235,000	5.15%, 04/01/2038	11,332,963
4,917,000	5.20%, 04/01/2045	6,143,533
2,745,000	6.13%, 10/01/2025	3,248,662
1,325,000	6.25%, 10/02/2043	1,843,944
385,000	6.80%, 10/01/2027	489,869
	General Motors Financial Co., Inc.
4,650,000	1.25%, 01/08/2026	4,646,389
19,670,000	1.50%, 06/10/2026	19,728,137
7,985,000	3.50%, 11/07/2024	8,575,150
4,245,000	4.35%, 01/17/2027	4,807,190
		75,200,802

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Auto Parts & Equipment - 0.1%
	Adient Global Holdings Ltd.
EUR 1,930,000	3.50%, 08/15/2024(1)	$ 2,345,324
$ 3,665,000	4.88%, 08/15/2026(2)	3,747,463
1,375,000	Clarios Global L.P. / Clarios U.S. Finance Co. 8.50%, 05/15/2027(2)	1,485,000
3,080,000	Meritor, Inc. 4.50%, 12/15/2028(2)	3,152,996
		10,730,783
	Beverages - 1.4%
495,000	Anadolu Efes Biracilik Ve Malt Sanayii A.S. 3.38%, 06/29/2028(2)	505,539
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
9,405,000	3.65%, 02/01/2026	10,429,425
15,055,000	4.70%, 02/01/2036	18,703,447
11,111,000	4.90%, 02/01/2046	14,230,575
	Anheuser-Busch InBev Worldwide, Inc.
9,174,000	3.75%, 07/15/2042	10,227,170
3,440,000	4.38%, 04/15/2038	4,149,404
7,750,000	4.60%, 04/15/2048	9,627,562
6,130,000	4.75%, 04/15/2058	7,829,587
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(2)	6,538,775
9,960,000	4.45%, 05/15/2025(2)	11,097,017
5,365,000	5.15%, 05/15/2038(2)	6,805,980
	Coca-Cola Co.
11,690,000	1.50%, 03/05/2028(4)	11,880,054
15,000,000	2.50%, 06/01/2040	15,219,308
2,270,000	3.00%, 03/05/2051	2,452,770
11,720,000	Coca-Cola European Partners plc 0.50%, 05/05/2023(2)	11,718,833
	Constellation Brands, Inc.
6,215,000	2.25%, 08/01/2031	6,259,979
1,585,000	3.15%, 08/01/2029	1,713,582
7,893,000	3.60%, 02/15/2028	8,818,891
15,297,000	Diageo Capital plc 2.00%, 04/29/2030	15,556,131
6,500,000	PepsiCo., Inc. 3.38%, 07/29/2049	7,380,779
	Pernod Ricard International Finance LLC
18,810,000	1.25%, 04/01/2028(2)	18,282,454
12,840,000	1.63%, 04/01/2031(2)	12,507,988
		211,935,250
	Biotechnology - 0.5%
	Amgen, Inc.
2,400,000	1.90%, 02/21/2025	2,497,195
20,390,000	3.15%, 02/21/2040	21,788,787
	Gilead Sciences, Inc.
7,060,000	1.20%, 10/01/2027	6,972,606
3,965,000	2.60%, 10/01/2040	3,936,034
5,235,000	2.80%, 10/01/2050	5,179,204
	Royalty Pharma plc
8,060,000	1.75%, 09/02/2027(2)	8,104,427
4,220,000	2.15%, 09/02/2031	4,151,149
16,060,000	2.20%, 09/02/2030(2)	15,967,218
5,305,000	3.35%, 09/02/2051	5,182,145
1,570,000	3.55%, 09/02/2050(2)	1,591,543
		75,370,308
	Chemicals - 0.5%
	Air Products and Chemicals, Inc.
2,560,000	1.50%, 10/15/2025	2,631,359
4,840,000	1.85%, 05/15/2027	5,018,659
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Chemicals - 0.5% - (continued)
	Braskem Netherlands Finance B.V.
$ 800,000	4.50%, 01/10/2028(1)	$ 846,560
880,000	4.50%, 01/31/2030(1)	928,400
485,000	CVR Partners L.P. 6.13%, 06/15/2028(2)	504,512
9,415,000	Dow Chemical Co. 4.55%, 11/30/2025	10,752,777
6,360,000	EI du Pont de Nemours and Co. 1.70%, 07/15/2025	6,554,045
26,575,000	International Flavors & Fragrances, Inc. 1.83%, 10/15/2027(2)	26,880,723
7,745,000	LYB International Finance LLC 2.88%, 05/01/2025	8,262,020
460,000	Methanex Corp. 5.13%, 10/15/2027(4)	497,941
	OCP S.A.
1,473,000	3.75%, 06/23/2031(2)	1,492,255
1,804,000	4.50%, 10/22/2025(1)	1,952,621
1,862,000	5.13%, 06/23/2051(2)	1,897,378
340,000	6.88%, 04/25/2044(1)	417,306
1,740,000	Sherwin-Williams Co. 4.50%, 06/01/2047	2,204,867
1,325,000	TPC Group, Inc. 10.50%, 08/01/2024(2)	1,305,112
485,000	Valvoline, Inc. 4.25%, 02/15/2030(2)	501,975
		72,648,510
	Commercial Banks - 8.6%
7,500,000	ABN Amro Bank N.V. 1.54%, 06/16/2027, (1.54% fixed rate until 06/16/2026; 3 mo. USD LIBOR + 0.80% thereafter)(2)(5)	7,511,931
465,000	Banco de Bogota S.A. 4.38%, 08/03/2027(1)	483,600
	Banco de Credito del Peru
1,350,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(2)(5)	1,319,288
490,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(5)	478,853
795,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(2)(5)	771,150
	Banco do Brasil S.A.
845,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(2)	895,616
475,000	4.63%, 01/15/2025(1)	503,453
1,680,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(2)	1,782,396
210,000	4.88%, 04/19/2023(2)	221,027
	Bancolombia S.A.
1,380,000	3.00%, 01/29/2025	1,393,938
835,000	4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(5)	842,098
1,410,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(2)(5)	1,443,135
	Bank of America Corp.
12,000,000	2.09%, 06/14/2029, (2.09% fixed rate until 06/14/2028; 3 mo. USD SOFR + 1.060% thereafter)(5)	12,215,629
11,000,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(5)	11,096,933

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 40,135,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(5)	$ 41,315,105
15,400,000	2.65%, 03/11/2032, (2.65% fixed rate until 03/11/2031; 3 mo. USD SOFR + 1.220% thereafter)(4)(5)	15,966,654
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 3 mo. USD SOFR + 1.930% thereafter)(5)	8,675,447
5,690,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(5)	5,940,028
1,600,000	2.88%, 10/22/2030, (2.88% fixed rate until 10/22/2029; 3 mo. USD LIBOR + 1.190% thereafter)(5)	1,697,698
3,733,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(5)	3,864,300
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(5)	5,623,954
7,500,000	3.12%, 01/20/2023, (3.12% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.160% thereafter)(5)	7,594,796
7,740,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(5)	8,329,590
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(5)	7,319,807
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(5)	5,335,452
15,235,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(5)	18,413,580
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(5)	3,849,657
13,375,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.520% thereafter)(5)	16,680,875
1,760,000	5.00%, 01/21/2044	2,390,158
9,525,000	7.75%, 05/14/2038	15,307,440
13,960,000	Bank of Nova Scotia 0.65%, 07/31/2024	13,977,466
	BNP Paribas S.A.
2,365,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(2)(5)	2,342,814
20,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 3 mo. USD SOFR + 1.609% thereafter)(2)(5)	20,659,886
9,125,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 3 mo. USD SOFR + 2.570% thereafter)(2)(5)	9,478,073
	BPCE S.A.
17,135,000	1.00%, 01/20/2026(2)	17,034,273
1,135,000	4.00%, 09/12/2023(2)	1,214,698
	Citigroup, Inc.
8,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD LIBOR + 0.669% thereafter)(5)	8,379,865
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 38,630,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(5)	$ 38,296,992
10,800,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD LIBOR + 0.770% thereafter)(5)	10,809,509
9,705,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(5)	10,024,761
3,930,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 3 mo. USD SOFR + 1.146% thereafter)(5)	4,102,455
3,770,000	3.20%, 10/21/2026	4,105,777
24,410,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(5)	26,063,719
7,325,000	4.30%, 11/20/2026	8,334,162
5,180,000	4.45%, 09/29/2027	5,973,993
5,350,000	4.60%, 03/09/2026	6,126,457
7,931,000	Credit Agricole S.A. 1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(2)(5)	8,116,390
	Credit Suisse Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(2)(5)	6,694,596
3,155,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(2)(5)	3,291,890
9,725,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(2)(5)	10,328,696
4,160,000	6.25%, 12/29/2049, (3.46% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(5)(6)	4,539,392
3,080,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	3,198,201
	Danske Bank A/S
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(2)(5)	6,561,090
587,000	4.38%, 06/12/2028(2)	665,365
18,135,000	Deutsche Bank AG 0.90%, 05/28/2024	18,115,150
	Discover Bank
1,470,000	3.35%, 02/06/2023	1,531,248
5,855,000	4.20%, 08/08/2023	6,292,178
19,000,000	Fifth Third Bank NA 3.95%, 07/28/2025	21,340,656
	Goldman Sachs Group, Inc.
15,000,000	0.48%, 01/27/2023	15,008,239
30,010,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(5)	29,806,494
8,120,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(5)	8,157,489
22,365,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(5)	22,005,785
7,610,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(5)	7,722,407

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 9,325,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(5)	$ 9,642,412
28,540,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(5)	30,598,988
6,345,000	3.50%, 01/23/2025	6,866,637
7,345,000	4.00%, 03/03/2024	7,958,464
23,347,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(5)	27,682,124
6,355,000	4.80%, 07/08/2044	8,376,126
2,015,000	Grupo Aval Ltd. 4.75%, 09/26/2022(1)	2,058,907
	HSBC Holdings plc
4,765,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(5)	4,777,235
11,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD LIBOR + 1.290% thereafter)(5)	11,304,277
7,355,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(5)	7,619,966
14,695,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(5)	14,956,771
13,270,000	3.60%, 05/25/2023	14,031,422
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(5)	5,387,906
7,245,000	4.25%, 03/14/2024	7,829,846
6,755,000	4.30%, 03/08/2026	7,640,480
18,695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(5)	21,735,533
4,440,000	6.80%, 06/01/2038	6,446,399
1,205,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(1)	1,353,027
7,315,000	ING Groep N.V. 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(5)	7,446,593
2,985,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(2)	3,040,223
	JP Morgan Chase & Co.
15,755,000	0.82%, 06/01/2025, (0.82% fixed rate until 06/01/2024; 3 mo. USD SOFR + 0.540% thereafter)(5)	15,766,675
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD LIBOR + 1.160% thereafter)(5)	16,054,465
5,855,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(5)	6,083,710
11,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510% thereafter)(5)	12,212,836
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(5)	2,896,574
22,475,000	2.97%, 01/15/2023(4)	22,746,563
6,860,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(5)	7,290,691
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 4,500,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(5)	$ 4,784,885
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(5)	10,017,209
19,950,000	3.30%, 04/01/2026	21,887,551
27,970,000	3.33%, 04/22/2052, (3.33% fixed rate until 04/22/2051; 3 mo. USD SOFR + 1.580% thereafter)(5)	30,367,631
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(5)	7,341,647
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(5)	18,346,725
2,251,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(5)	2,426,455
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(5)	5,000,684
6,000,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(5)	7,169,123
8,575,000	Lloyds Banking Group plc 4.05%, 08/16/2023	9,172,293
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(2)(5)	10,932,974
1,800,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(2)(5)(7)	1,805,400
	Morgan Stanley
16,420,000	0.75%, 01/20/2023, 3 mo. USD SOFR + 0.700%(7)	16,464,021
20,010,000	0.79%, 05/30/2025, (0.79% fixed rate until 05/30/2024; 3 mo. USD SOFR + 0.525% thereafter)(5)	19,979,469
21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(5)	21,097,956
12,820,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(5)	12,449,202
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(5)	7,656,386
12,660,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(5)	12,749,160
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(5)	8,209,614
8,665,000	3.13%, 07/27/2026	9,419,212
6,000,000	3.22%, 04/22/2042, (3.22% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.485% thereafter)(5)	6,444,822
5,000,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 3 mo. USD SOFR + 3.120% thereafter)(5)	5,618,292
2,935,000	3.70%, 10/23/2024	3,204,870

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 6,880,000	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847% thereafter)(5)	$ 7,258,166
9,690,000	4.00%, 07/23/2025	10,784,869
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(5)	20,885,445
5,095,000	Natwest Group plc 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 mo. USD LIBOR + 0.900% thereafter)(5)(7)	5,122,211
3,600,000	PNC Bank NA 2.70%, 10/22/2029	3,858,776
9,310,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	10,108,736
	QNB Finance Ltd.
600,000	1.63%, 09/22/2025(1)	605,489
970,000	2.63%, 05/12/2025(1)	1,013,805
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	7,249,592
6,145,000	3.70%, 03/28/2022	6,257,394
14,530,000	Santander UK Group Holdings plc 3.57%, 01/10/2023	14,730,836
15,570,000	Societe Generale S.A. 1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 12 mo. USD CMT + 1.000% thereafter)(2)(5)	15,621,551
7,165,000	Standard Chartered plc 1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 1 mo. USD LIBOR + 1.000% thereafter)(2)(5)	7,129,097
3,180,000	Truist Bank 2.25%, 03/11/2030	3,292,313
	Truist Financial Corp.
4,360,000	1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 3 mo. USD LIBOR + 0.862% thereafter)(5)	4,448,091
15,195,000	2.50%, 08/01/2024	16,042,276
14,860,000	UBS AG 0.38%, 06/01/2023(2)	14,854,196
6,815,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(2)(5)	6,829,598
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	3,503,986
	Wells Fargo & Co.
4,715,000	0.81%, 05/19/2025 (0.81% fixed rate until 05/19/2024; thereafter)(5)	4,723,455
19,030,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 1.087% thereafter)(5)	19,897,958
6,250,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 3 mo. USD SOFR + 2.530% thereafter)(5)	6,539,584
9,965,000	3.45%, 02/13/2023	10,430,688
6,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(5)	7,209,591
11,840,000	3.75%, 01/24/2024	12,728,199
880,000	4.40%, 06/14/2046	1,072,900
3,690,000	4.65%, 11/04/2044	4,633,087
2,655,000	4.75%, 12/07/2046	3,407,189
3,026,000	4.90%, 11/17/2045	3,934,591
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 1,475,000	5.38%, 11/02/2043	$ 2,008,020
4,408,000	5.61%, 01/15/2044	6,152,044
		1,354,247,918
	Commercial Services - 0.8%
495,000	ADT Security Corp. 4.13%, 08/01/2029(2)	498,500
4,340,000	APX Group, Inc. 7.63%, 09/01/2023	4,439,386
2,620,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(2)	2,757,550
4,495,000	Duke University 2.83%, 10/01/2055	4,774,961
19,085,000	Equifax, Inc. 2.60%, 12/01/2024	20,137,747
495,000	Gartner, Inc. 3.63%, 06/15/2029(2)	506,756
	Global Payments, Inc.
25,405,000	1.20%, 03/01/2026	25,378,618
7,750,000	2.65%, 02/15/2025	8,170,587
8,085,000	2.90%, 05/15/2030	8,581,535
7,075,000	4.45%, 06/01/2028	8,217,253
2,570,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	2,695,288
	IHS Markit Ltd.
11,565,000	4.13%, 08/01/2023	12,293,595
9,500,000	4.75%, 08/01/2028	11,305,000
380,000	Jaguar Holding Co. 5.00%, 06/15/2028(2)	409,450
3,175,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(2)	3,198,797
	Service Corp. International
500,000	3.38%, 08/15/2030	498,700
775,000	4.63%, 12/15/2027	815,688
550,000	5.13%, 06/01/2029	594,000
3,127,000	Signal Parent, Inc. 6.13%, 04/01/2029(2)	3,017,555
990,000	Square, Inc. 2.75%, 06/01/2026(2)	1,012,275
	United Rentals North America, Inc.
620,000	3.75%, 01/15/2032	620,000
4,915,000	4.88%, 01/15/2028	5,190,240
2,035,000	5.88%, 09/15/2026	2,102,114
		127,215,595
	Construction Materials - 0.2%
2,880,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(2)	3,063,600
13,585,000	Carrier Global Corp. 2.49%, 02/15/2027	14,364,122
2,971,000	Johnson Controls International plc 4.63%, 07/02/2044	3,754,365
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	4,318,139
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(2)	1,013,284
1,320,000	Victors Merger Corp. 6.38%, 05/15/2029(2)	1,326,600
		27,840,110
	Distribution/Wholesale - 0.0%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(2)	1,173,625
2,120,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(2)	2,302,850
2,690,000	Performance Food Group, Inc. 5.50%, 10/15/2027(2)	2,802,101
		6,278,576
	Diversified Financial Services - 1.2%
1,005,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 10/15/2027	1,127,755

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Diversified Financial Services - 1.2% - (continued)
$ 1,835,000	AGFC Capital Trust 1.88%, 01/15/2067, 3 mo. USD LIBOR + 1.750%(2)(7)	$ 1,141,681
500,000	Avolon Holdings Funding Ltd. 2.13%, 02/21/2026(2)	502,256
1,795,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(2)	1,810,670
	Capital One Financial Corp.
27,550,000	3.65%, 05/11/2027	30,910,551
2,675,000	3.80%, 01/31/2028	3,019,107
200,000	CDBL Funding 2.00%, 03/04/2026(1)	200,674
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(2)	1,638,494
1,325,000	6.63%, 03/15/2026(4)	1,397,875
1,100,000	Fly Leasing Ltd. 5.25%, 10/15/2024(4)	1,106,875
	GE Capital Funding LLC
12,240,000	4.40%, 05/15/2030	14,386,133
3,000,000	4.55%, 05/15/2032	3,622,015
12,624,000	GE Capital International Funding Co. 4.42%, 11/15/2035	15,469,898
3,470,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(2)	3,762,600
	goeasy Ltd.
520,000	4.38%, 05/01/2026(2)	536,250
3,675,000	5.38%, 12/01/2024(2)	3,813,695
1,300,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(1)	1,365,000
3,405,000	Home Point Capital, Inc. 5.00%, 02/01/2026(2)	3,142,304
	Intercontinental Exchange, Inc.
15,660,000	1.85%, 09/15/2032	15,093,348
3,470,000	2.65%, 09/15/2040	3,403,399
	LD Holdings Group LLC
1,000,000	6.13%, 04/01/2028(2)	992,770
3,740,000	6.50%, 11/01/2025(2)	3,813,678
	LSEGA Financing plc
6,950,000	1.38%, 04/06/2026(2)	6,994,626
5,685,000	2.00%, 04/06/2028(2)	5,823,899
9,615,000	2.50%, 04/06/2031(2)	9,988,366
4,270,000	Mastercard, Inc. 2.95%, 03/15/2051	4,518,263
	Nasdaq, Inc.
1,805,000	3.85%, 06/30/2026	2,028,287
16,765,000	4.25%, 06/01/2024	18,291,072
2,350,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(2)	2,344,125
1,666,000	Navient Corp. 6.50%, 06/15/2022	1,737,971
	OneMain Finance Corp.
2,320,000	4.00%, 09/15/2030	2,308,400
5,045,000	5.38%, 11/15/2029	5,541,731
575,000	6.13%, 03/15/2024	618,844
980,000	6.88%, 03/15/2025	1,111,636
490,000	7.13%, 03/15/2026	576,975
	PennyMac Financial Services, Inc.
1,585,000	4.25%, 02/15/2029(2)	1,534,351
3,245,000	5.38%, 10/15/2025(2)	3,405,108
975,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	1,003,519
3,705,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	3,677,213
		183,761,414
	Electric - 4.0%
11,685,000	AES Corp. 3.30%, 07/15/2025(2)	12,483,085
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Electric - 4.0% - (continued)
$ 9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	$ 12,139,647
7,650,000	Berkshire Hathaway Energy Co. 2.85%, 05/15/2051	7,625,214
1,020,000	Calpine Corp. 3.75%, 03/01/2031(2)	981,750
	Centrais Eletricas Brasileiras S.A.
1,810,000	4.63%, 02/04/2030(1)	1,853,006
595,000	4.63%, 02/04/2030(2)	609,137
1,155,000	5.75%, 10/27/2021(1)	1,166,417
	Clearway Energy Operating LLC
2,245,000	3.75%, 02/15/2031(2)	2,245,000
1,235,000	4.75%, 03/15/2028(2)	1,309,100
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	5,620,677
7,195,000	4.97%, 05/01/2046	8,886,477
	Comision Federal de Electricidad
1,060,000	3.35%, 02/09/2031(2)	1,049,411
660,000	4.68%, 02/09/2051(2)	642,682
410,000	4.68%, 02/09/2051(1)	399,242
5,050,000	Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058	6,357,025
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	7,872,833
	Dominion Energy, Inc.
4,735,000	3.30%, 04/15/2041	5,103,460
11,710,000	3.90%, 10/01/2025	12,983,725
3,390,000	7.00%, 06/15/2038	5,131,215
	Duke Energy Carolinas LLC
6,965,000	3.20%, 08/15/2049	7,554,137
3,270,000	3.75%, 06/01/2045	3,800,351
3,305,000	3.88%, 03/15/2046	3,923,019
3,000,000	5.30%, 02/15/2040	4,105,200
	Duke Energy Corp.
8,455,000	2.55%, 06/15/2031	8,734,490
7,240,000	3.30%, 06/15/2041	7,606,890
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,503,179
1,940,000	4.15%, 12/01/2044	2,385,293
6,845,000	4.20%, 08/15/2045	8,511,378
2,730,000	4.38%, 03/30/2044	3,478,442
	Duquesne Light Holdings, Inc.
3,755,000	2.53%, 10/01/2030(2)	3,776,832
7,265,000	2.78%, 01/07/2032(2)	7,437,722
	Edison International
3,542,000	2.40%, 09/15/2022	3,597,860
5,285,000	3.13%, 11/15/2022	5,440,949
	Emera U.S. Finance L.P.
11,000,000	0.83%, 06/15/2024(2)	10,969,353
1,755,000	4.75%, 06/15/2046	2,126,513
640,000	Enel Finance International N.V. 1.38%, 07/12/2026(2)	643,796
15,985,000	Enel Finance International NV 1.88%, 07/12/2028(2)	16,167,809
560,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(1)	613,297
	Evergy, Inc.
5,000,000	2.45%, 09/15/2024	5,259,509
14,501,000	2.90%, 09/15/2029	15,577,289
	Eversource Energy
2,775,000	2.80%, 05/01/2023	2,872,349
14,905,000	3.80%, 12/01/2023	15,972,886

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Electric - 4.0% - (continued)
	Exelon Corp.
$ 2,245,000	4.05%, 04/15/2030	$ 2,592,049
5,557,000	4.70%, 04/15/2050	7,208,957
	FirstEnergy Corp.
1,365,000	4.65%, 07/15/2027	1,520,610
4,525,000	7.38%, 11/15/2031	6,323,144
	FirstEnergy Transmission LLC
4,735,000	4.35%, 01/15/2025(2)	5,263,801
2,790,000	5.45%, 07/15/2044(2)	3,633,484
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,738,626
	Georgia Power Co.
7,610,000	2.65%, 09/15/2029	8,090,495
1,955,000	3.70%, 01/30/2050	2,187,263
835,000	Instituto Costarricense de Electricidad 6.95%, 11/10/2021(1)	836,678
8,683,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	9,367,645
	Israel Electric Corp. Ltd.
5,685,000	4.25%, 08/14/2028(1)(2)	6,367,200
1,195,000	5.00%, 11/12/2024(1)(2)	1,330,955
6,355,000	ITC Holdings Corp. 3.25%, 06/30/2026	6,941,316
10,920,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(2)	11,414,719
1,520,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(1)	1,596,015
985,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	983,763
4,308,000	Metropolitan Edison Co. 4.30%, 01/15/2029(2)	4,900,783
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	3,278,988
8,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(2)	9,534,709
460,000	Minejesa Capital B.V. 4.63%, 08/10/2030(1)	486,450
	NextEra Energy Capital Holdings, Inc.
14,365,000	0.65%, 03/01/2023	14,417,206
5,955,000	1.90%, 06/15/2028	6,078,374
450,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(2)	473,152
	NRG Energy, Inc.
18,950,000	2.00%, 12/02/2025(2)	19,486,693
7,800,000	2.45%, 12/02/2027(2)	7,967,864
6,635,000	Oklahoma Gas and Electric Co. 0.55%, 05/26/2023	6,638,607
	Pacific Gas and Electric Co.
22,815,000	1.37%, 03/10/2023	22,798,742
8,225,000	2.50%, 02/01/2031	7,750,997
10,015,000	3.50%, 08/01/2050	8,949,356
2,875,000	3.95%, 12/01/2047	2,700,494
6,000,000	4.25%, 08/01/2023	6,334,668
2,395,000	4.50%, 07/01/2040	2,415,359
7,330,000	4.95%, 07/01/2050	7,565,867
	PacifiCorp
3,500,000	4.10%, 02/01/2042	4,148,140
9,280,000	4.15%, 02/15/2050	11,509,136
475,000	Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.50%, 08/15/2028(2)	490,300
9,625,000	PECO Energy Co. 3.90%, 03/01/2048	11,727,631
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(2)	8,506,291
	Perusahaan Listrik Negara PT
2,075,000	3.88%, 07/17/2029(1)	2,199,500
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Electric - 4.0% - (continued)
$ 3,525,000	6.15%, 05/21/2048(1)	$ 4,375,406
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	3,327,417
8,830,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	9,372,620
9,894,000	Puget Energy, Inc. 4.10%, 06/15/2030	11,220,457
5,110,000	Puget Sound Energy, Inc. 3.25%, 09/15/2049	5,542,965
6,140,000	Rochester Gas and Electric Corp. 1.85%, 12/01/2030(2)	6,061,674
2,155,000	San Diego Gas & Electric Co. 3.32%, 04/15/2050	2,354,662
	Sempra Energy
3,938,000	3.40%, 02/01/2028	4,350,710
5,300,000	3.80%, 02/01/2038	6,016,613
3,480,000	4.00%, 02/01/2048	3,993,078
9,647,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	10,306,952
	Southern California Edison Co.
11,085,000	0.40%, 12/03/2021, 3 mo. USD LIBOR + 0.270%(7)	11,088,036
10,500,000	2.50%, 06/01/2031(4)	10,635,446
4,565,000	3.65%, 02/01/2050	4,650,461
4,585,000	4.00%, 04/01/2047	4,848,917
580,000	4.65%, 10/01/2043	669,199
595,000	5.63%, 02/01/2036	762,656
1,775,000	5.95%, 02/01/2038	2,326,214
	Southern Co.
3,000,000	3.25%, 07/01/2026	3,277,363
17,255,000	3.70%, 04/30/2030	19,400,744
5,345,000	4.40%, 07/01/2046	6,431,974
780,000	Star Energy Geothermal Darajat / Star Energy Geothermal Salak 4.85%, 10/14/2038(2)	854,100
430,000	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 4.85%, 10/14/2038(1)	470,850
532,020	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(2)	602,513
1,095,000	Talen Energy Supply LLC 6.63%, 01/15/2028(2)(4)	971,812
716,875	Termocandelaria Power Ltd. 7.88%, 01/30/2029(2)	756,310
3,690,000	Virginia Electric and Power Co. 2.45%, 12/15/2050	3,475,174
460,000	Vistra Operations Co. LLC 3.55%, 07/15/2024(2)	488,905
		626,906,901
	Electronics - 0.1%
9,996,000	Fortive Corp. 3.15%, 06/15/2026	10,919,532
4,040,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	4,170,048
		15,089,580
	Energy-Alternate Sources - 0.0%
490,000	Atlantica Sustainable Infrastructure plc 4.13%, 06/15/2028(2)	508,375
800,000	Azure Power Energy Ltd. 5.50%, 11/03/2022(1)	810,000
870,000	Greenko Dutch B.V. 3.85%, 03/29/2026(2)	875,150
		2,193,525

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Engineering & Construction - 0.0%
$ 705,164	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(2)	$ 821,869
2,764,412	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(3)	2,073,309
2,190,000	Interchile SA 4.50%, 06/30/2056(2)	2,329,612
1,785,000	Mexico City Airport Trust 4.25%, 10/31/2026(1)	1,928,710
		7,153,500
	Entertainment - 0.2%
500,000	Allen Media LLC 10.50%, 02/15/2028(2)	498,750
	Caesars Entertainment, Inc.
2,345,000	6.25%, 07/01/2025(2)	2,473,975
1,685,000	8.13%, 07/01/2027(2)	1,852,961
	Caesars Resort Collection LLC / CRC Finco, Inc.
3,900,000	5.25%, 10/15/2025(2)	3,931,807
775,000	5.75%, 07/01/2025(2)	814,719
	Cinemark USA, Inc.
4,560,000	5.25%, 07/15/2028(2)	4,286,400
1,285,000	5.88%, 03/15/2026(2)(4)	1,265,725
710,000	Codere Finance Luxembourg S.A. (4.50% Cash, 7.125% PIK) 11.63%, 11/01/2023(2)(8)	497,000
4,110,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	4,279,537
	Penn National Gaming, Inc.
805,000	4.13%, 07/01/2029(2)	793,690
5,775,000	5.63%, 01/15/2027(2)(4)	5,977,125
883,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	895,141
520,000	WMG Acquisition Corp. 3.00%, 02/15/2031(2)	503,667
		28,070,497
	Environmental Control - 0.2%
2,042,000	Clean Harbors, Inc. 4.88%, 07/15/2027(2)	2,141,547
	Republic Services, Inc.
4,515,000	0.88%, 11/15/2025	4,483,171
19,005,000	2.50%, 08/15/2024	19,975,881
	Stericycle, Inc.
590,000	3.88%, 01/15/2029(2)	598,113
1,535,000	5.38%, 07/15/2024(2)	1,577,519
5,620,000	Waste Management, Inc. 2.00%, 06/01/2029	5,769,467
		34,545,698
	Food - 0.8%
2,900,000	B&G Foods, Inc. 5.25%, 09/15/2027	3,019,625
	BRF S.A.
1,395,000	4.88%, 01/24/2030(1)	1,444,962
1,030,000	4.88%, 01/24/2030(2)	1,066,889
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	7,445,375
22,425,000	4.60%, 11/01/2025	25,495,839
8,410,000	5.30%, 11/01/2038	10,844,348
1,545,000	5.40%, 11/01/2048	2,119,024
6,705,000	Danone S.A. 2.59%, 11/02/2023(2)	6,985,886
	General Mills, Inc.
7,650,000	2.88%, 04/15/2030(4)	8,224,649
7,710,000	4.20%, 04/17/2028	8,919,938
4,720,000	Hershey Co. 3.13%, 11/15/2049	5,124,622
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Food - 0.8% - (continued)
	Hormel Foods Corp.
$ 5,035,000	0.65%, 06/03/2024	$ 5,051,302
1,530,000	1.70%, 06/03/2028	1,555,595
6,000,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	6,372,356
2,025,000	MARB BondCo plc 3.95%, 01/29/2031(2)	1,968,300
480,000	Minerva Luxembourg S.A. 5.88%, 01/19/2028(1)	507,605
5,020,000	Mondelez International Holdings Netherlands B.V. 2.13%, 09/19/2022(2)	5,120,449
5,000,000	Nestle Holdings, Inc. 4.00%, 09/24/2048(2)	6,249,465
1,285,000	Performance Food Group, Inc. 4.25%, 08/01/2029(2)	1,303,879
	Post Holdings, Inc.
2,495,000	5.63%, 01/15/2028(2)	2,625,988
2,865,000	5.75%, 03/01/2027(2)	2,982,035
1,670,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	1,672,088
9,005,000	Tyson Foods, Inc. 4.00%, 03/01/2026	10,109,680
		126,209,899
	Forest Products & Paper - 0.1%
	Celulosa Arauco y Constitucion S.A.
335,000	4.20%, 01/29/2030(2)	365,150
870,000	4.50%, 08/01/2024	934,162
610,000	5.15%, 01/29/2050(1)	713,706
350,000	5.15%, 01/29/2050(2)	409,504
505,000	5.50%, 04/30/2049(2)	609,156
	Inversiones CMPC S.A.
560,000	3.85%, 01/13/2030(1)	598,920
370,000	3.85%, 01/13/2030(2)	395,715
12,000,000	Suzano Austria GmbH 3.13%, 01/15/2032	11,892,000
		15,918,313
	Gas - 0.2%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
692,000	5.50%, 05/20/2025	763,345
830,000	5.75%, 05/20/2027	935,825
2,738,000	5.88%, 08/20/2026	3,066,560
11,000,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(2)	12,256,373
	NiSource, Inc.
9,340,000	0.95%, 08/15/2025	9,287,215
2,260,000	3.49%, 05/15/2027	2,512,815
4,910,000	4.38%, 05/15/2047	6,000,178
		34,822,311
	Hand/Machine Tools - 0.1%
9,715,000	Stanley Black & Decker, Inc. 3.40%, 03/01/2026	10,722,348
	Healthcare - Products - 0.2%
6,550,000	Abbott Laboratories 4.75%, 11/30/2036	8,611,743
	Alcon Finance Corp.
4,300,000	2.60%, 05/27/2030(2)	4,461,273
2,670,000	3.00%, 09/23/2029(2)	2,850,091
2,785,000	3.80%, 09/23/2049(2)	3,172,082
3,090,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	3,252,225

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Healthcare - Products - 0.2% - (continued)
$ 10,830,000	Boston Scientific Corp. 2.65%, 06/01/2030	$ 11,386,143
1,640,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(2)	1,710,832
		35,444,389
	Healthcare - Services - 1.6%
715,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(2)	748,962
10,065,000	Aetna, Inc. 2.80%, 06/15/2023	10,464,816
	Anthem, Inc.
2,115,000	1.50%, 03/15/2026	2,154,024
3,145,000	2.38%, 01/15/2025	3,303,861
8,480,000	2.55%, 03/15/2031	8,882,307
3,235,000	3.30%, 01/15/2023	3,370,566
3,175,000	3.50%, 08/15/2024	3,424,460
14,000,000	3.65%, 12/01/2027	15,779,203
	Catalent Pharma Solutions, Inc.
700,000	3.13%, 02/15/2029(2)	686,000
415,000	5.00%, 07/15/2027(2)	434,194
	Centene Corp.
26,280,000	2.45%, 07/15/2028	26,641,350
185,000	3.00%, 10/15/2030	192,241
755,000	4.25%, 12/15/2027	796,525
790,000	4.63%, 12/15/2029	865,800
	CHS/Community Health Systems, Inc.
3,100,000	4.75%, 02/15/2031(2)	3,146,500
1,235,000	5.63%, 03/15/2027(2)	1,307,556
3,255,000	6.63%, 02/15/2025(2)	3,413,681
12,840,000	CommonSpirit Health 2.76%, 10/01/2024	13,524,236
	HCA, Inc.
6,340,000	2.38%, 07/15/2031	6,399,656
6,315,000	3.50%, 07/15/2051	6,513,623
2,950,000	5.13%, 06/15/2039	3,756,896
7,585,000	5.38%, 02/01/2025	8,596,839
1,500,000	5.38%, 09/01/2026	1,743,750
115,000	5.63%, 09/01/2028	138,311
90,000	5.88%, 02/01/2029	110,025
1,627,000	7.50%, 11/15/2095	2,412,027
	Humana, Inc.
8,245,000	2.15%, 02/03/2032	8,271,083
3,555,000	3.85%, 10/01/2024	3,862,557
6,000,000	3.95%, 03/15/2027	6,774,300
EUR 820,000	IQVIA, Inc. 2.25%, 01/15/2028(2)	984,345
	Kaiser Foundation Hospitals
$ 8,755,000	2.81%, 06/01/2041	9,166,082
9,130,000	3.00%, 06/01/2051	9,659,434
14,225,000	Laboratory Corp. of America Holdings 2.30%, 12/01/2024	14,903,776
10,660,000	Partners Healthcare System, Inc. 3.19%, 07/01/2049	11,581,014
1,340,000	Rede D'or Finance S.a.r.l. 4.50%, 01/22/2030(2)	1,365,138
	Sutter Health
3,150,000	1.32%, 08/15/2025	3,191,635
3,645,000	3.16%, 08/15/2040	3,914,909
	UnitedHealth Group, Inc.
10,540,000	2.30%, 05/15/2031	10,967,157
3,065,000	2.75%, 05/15/2040	3,169,718
5,550,000	3.05%, 05/15/2041	5,940,909
6,925,000	3.75%, 07/15/2025	7,722,158
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Healthcare - Services - 1.6% - (continued)
$ 13,530,000	5.80%, 03/15/2036	$ 19,370,271
1,981,000	6.88%, 02/15/2038	3,105,448
		252,757,343
	Home Builders - 0.1%
455,000	Adams Homes, Inc. 7.50%, 02/15/2025(2)	476,613
	Ashton Woods USA LLC / Ashton Woods Finance Co.
1,105,000	4.63%, 08/01/2029(2)	1,108,061
2,990,000	6.63%, 01/15/2028(2)	3,191,825
1,880,000	Empire Communities Corp. 7.00%, 12/15/2025(2)	1,981,050
	KB Home
490,000	4.00%, 06/15/2031	509,600
640,000	4.80%, 11/15/2029	697,600
	M/I Homes, Inc.
1,325,000	4.95%, 02/01/2028	1,388,600
1,255,000	5.63%, 08/01/2025	1,289,512
2,230,000	STL Holding Co. LLC 7.50%, 02/15/2026(2)	2,347,075
	Taylor Morrison Communities, Inc.
1,055,000	5.13%, 08/01/2030(2)	1,147,312
2,735,000	5.75%, 01/15/2028(2)	3,080,294
2,903,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(2)	2,990,090
		20,207,632
	Household Products/Wares - 0.1%
EUR 3,980,000	Diamond (BC) B.V. 5.63%, 08/15/2025(1)	4,791,809
$ 1,035,000	Prestige Brands, Inc. 5.13%, 01/15/2028(2)	1,093,219
	S.C. Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(2)	3,033,657
1,840,000	4.75%, 10/15/2046(2)	2,476,229
		11,394,914
	Insurance - 2.3%
1,470,000	ACE Capital Trust 9.70%, 04/01/2030	2,208,020
	Acrisure LLC / Acrisure Finance, Inc.
4,280,000	7.00%, 11/15/2025(2)	4,344,200
1,335,000	10.13%, 08/01/2026(2)	1,495,200
1,615,000	AIA Group Ltd. 3.20%, 09/16/2040(2)	1,681,771
13,575,000	Allstate Corp. 0.75%, 12/15/2025	13,544,537
	American International Group, Inc.
7,510,000	2.50%, 06/30/2025	7,925,645
7,650,000	4.38%, 06/30/2050	9,648,245
5,348,000	4.70%, 07/10/2035	6,646,003
	Aon plc
4,775,000	3.50%, 06/14/2024	5,128,341
3,480,000	3.88%, 12/15/2025	3,877,267
2,300,000	4.25%, 12/12/2042	2,738,638
1,200,000	AssuredPartners, Inc. 5.63%, 01/15/2029(2)	1,191,000
7,000,000	Athene Global Funding 2.67%, 06/07/2031(2)	7,255,010
3,460,000	Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	4,412,058
	Brighthouse Financial Global Funding
1,185,000	1.00%, 04/12/2024(2)	1,193,208
3,995,000	1.55%, 05/24/2026(2)	4,065,689
6,845,000	2.00%, 06/28/2028(2)	6,924,145
	Brighthouse Financial, Inc.
734,000	4.70%, 06/22/2047	823,768
22,925,000	5.63%, 05/15/2030	28,176,905

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Insurance - 2.3% - (continued)
$ 840,000	CNO Financial Group, Inc. 5.25%, 05/30/2029	$ 1,006,992
	Equitable Financial Life Global Funding
8,380,000	1.30%, 07/12/2026(2)	8,404,215
6,100,000	1.80%, 03/08/2028(2)	6,153,066
21,555,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	24,896,228
	Genworth Holdings, Inc.
205,000	4.80%, 02/15/2024	203,975
1,480,000	4.90%, 08/15/2023	1,487,400
1,200,000	6.50%, 06/15/2034(4)	1,235,400
3,980,000	Guardian Life Global Funding 1.25%, 05/13/2026(2)	4,007,378
15,255,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(2)	14,190,757
	Marsh & McLennan Cos., Inc.
12,690,000	3.88%, 03/15/2024	13,734,045
3,900,000	4.05%, 10/15/2023	4,168,906
7,455,000	4.75%, 03/15/2039	9,727,031
1,625,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(2)	1,790,216
10,000,000	MassMutual Global Funding II 2.35%, 01/14/2027(2)	10,539,225
13,735,000	Metropolitan Life Global Funding 3.00%, 09/19/2027(2)	15,024,216
2,795,000	MGIC Investment Corp. 5.25%, 08/15/2028	2,971,297
	Nationwide Mutual Insurance Co.
12,400,000	4.35%, 04/30/2050(2)	14,150,210
4,940,000	9.38%, 08/15/2039(2)	8,739,284
14,205,000	New York Life Global Funding 3.00%, 01/10/2028(2)(4)	15,651,206
2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(2)	3,213,432
1,170,000	NMI Holdings, Inc. 7.38%, 06/01/2025(2)	1,333,800
12,790,000	Northwestern Mutual Global Funding 1.70%, 06/01/2028(2)	13,075,736
6,320,000	Pacific Life Global Funding 1.38%, 04/14/2026(2)	6,401,448
10,250,000	Protective Life Global Funding 1.62%, 04/15/2026(2)	10,480,435
4,715,000	Trinity Acquisition plc 4.40%, 03/15/2026	5,335,221
	Unum Group
865,000	4.00%, 06/15/2029	980,982
1,090,000	4.13%, 06/15/2051	1,110,094
18,000,000	4.50%, 12/15/2049	19,407,299
	Willis North America, Inc.
11,435,000	3.60%, 05/15/2024	12,280,321
6,752,000	4.50%, 09/15/2028	7,860,828
		352,840,293
	Internet - 0.6%
9,179,000	Alibaba Group Holding Ltd. 4.00%, 12/06/2037	10,282,189
	Amazon.com, Inc.
12,955,000	2.50%, 06/03/2050	12,455,423
9,165,000	3.88%, 08/22/2037	11,096,698
4,320,000	4.25%, 08/22/2057	5,636,211
5,535,000	4.95%, 12/05/2044	7,735,154
	Arches Buyer, Inc.
3,004,000	4.25%, 06/01/2028(2)	3,048,339
2,395,000	6.13%, 12/01/2028(2)	2,472,430
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Internet - 0.6% - (continued)
$ 5,200,000	Endure Digital, Inc. 6.00%, 02/15/2029(2)	$ 5,044,000
2,590,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(2)	2,583,525
	Meituan
335,000	2.13%, 10/28/2025(2)	325,306
1,745,000	3.05%, 10/28/2030(1)	1,625,430
1,569,000	3.05%, 10/28/2030(2)	1,461,490
	Prosus N.V.
820,000	3.83%, 02/08/2051(2)	760,910
312,000	4.03%, 08/03/2050(2)	299,762
	Tencent Holdings Ltd.
1,305,000	2.39%, 06/03/2030(2)	1,311,164
2,310,000	2.88%, 04/22/2031(2)	2,422,603
975,000	3.24%, 06/03/2050(2)	950,118
15,410,000	3.60%, 01/19/2028(2)	16,898,223
285,000	3.68%, 04/22/2041(2)	301,647
3,160,000	3.84%, 04/22/2051(2)	3,409,308
255,000	3.93%, 01/19/2038(2)	276,002
2,490,000	3.98%, 04/11/2029(2)	2,787,341
		93,183,273
	Investment Company Security - 0.0%
	Huarong Finance Co., Ltd.
280,000	3.38%, 02/24/2030(1)	176,400
1,685,000	3.63%, 09/30/2030(1)	1,061,550
5,970,000	JAB Holdings B.V. 3.75%, 05/28/2051(2)	6,635,765
		7,873,715
	Iron/Steel - 0.1%
480,000	ABJA Investment Co. Pte Ltd. 4.45%, 07/24/2023(1)	489,102
390,000	CSN Inova Ventures 6.75%, 01/28/2028(2)	430,439
1,025,000	CSN Resources S.A. 7.63%, 04/17/2026(2)	1,094,188
460,000	JSW Steel Ltd. 5.38%, 04/04/2025(1)	482,264
1,545,000	Nucor Corp. 2.00%, 06/01/2025	1,607,810
4,159,000	Steel Dynamics, Inc. 2.80%, 12/15/2024	4,390,970
9,420,000	Vale Overseas Ltd. 3.75%, 07/08/2030	10,079,400
		18,574,173
	IT Services - 1.3%
	Apple, Inc.
13,900,000	1.20%, 02/08/2028	13,787,986
10,895,000	2.38%, 02/08/2041	10,712,443
13,645,000	2.65%, 02/08/2051	13,590,274
12,960,000	2.70%, 08/05/2051	12,963,233
4,545,000	2.95%, 09/11/2049	4,780,361
2,600,000	3.75%, 11/13/2047	3,065,082
1,300,000	3.85%, 05/04/2043	1,560,492
6,520,000	3.85%, 08/04/2046	7,842,715
2,895,000	4.25%, 02/09/2047	3,697,391
4,420,000	4.38%, 05/13/2045	5,649,832
10,000,000	4.65%, 02/23/2046	13,420,806
	HP, Inc.
9,370,000	2.20%, 06/17/2025	9,745,713
9,370,000	3.00%, 06/17/2027	10,112,267
	International Business Machines Corp.
8,545,000	1.70%, 05/15/2027(4)	8,743,127
15,235,000	3.00%, 05/15/2024	16,243,941
9,330,000	4.15%, 05/15/2039	11,257,149
1,545,000	4.25%, 05/15/2049	1,940,605

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	IT Services - 1.3% - (continued)
$ 20,065,000	Leidos, Inc. 2.30%, 02/15/2031	$ 19,893,645
	Presidio Holdings, Inc.
3,526,000	4.88%, 02/01/2027(2)	3,633,860
1,375,000	8.25%, 02/01/2028(2)	1,493,594
510,000	Seagate HDD Cayman 3.38%, 07/15/2031(2)	501,713
	SYNNEX Corp.
17,150,000	1.75%, 08/09/2026	17,131,900
16,660,000	2.38%, 08/09/2028	16,692,661
1,293,000	Western Digital Corp. 4.75%, 02/15/2026	1,435,230
		209,896,020
	Leisure Time - 0.0%
	Carnival Corp.
995,000	7.63%, 03/01/2026(2)	1,149,778
713,000	11.50%, 04/01/2023(2)	803,907
3,800,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(2)	3,743,000
		5,696,685
	Lodging - 0.1%
	Boyd Gaming Corp.
525,000	4.75%, 12/01/2027	544,031
475,000	4.75%, 06/15/2031(2)	491,437
10,405,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	10,956,359
460,000	Sands China Ltd. 3.80%, 01/08/2026	494,362
2,805,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	2,783,963
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
1,700,000	5.25%, 05/15/2027(2)	1,784,405
2,660,000	5.50%, 03/01/2025(2)	2,812,950
		19,867,507
	Machinery - Construction & Mining - 0.1%
8,220,000	Caterpillar, Inc. 1.90%, 03/12/2031(4)	8,380,763
	Machinery-Diversified - 0.2%
21,890,000	Otis Worldwide Corp. 2.29%, 04/05/2027	23,034,683
2,205,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,351,774
		25,386,457
	Media - 1.8%
1,680,000	Altice Financing S.A. 7.50%, 05/15/2026(2)	1,747,922
200,000	Cable Onda S.A. 4.50%, 01/30/2030(2)	210,900
	CCO Holdings LLC / CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(2)	13,596,000
1,270,000	4.50%, 08/15/2030(2)	1,333,500
2,030,000	5.75%, 02/15/2026(2)	2,099,020
	Charter Communications Operating LLC / Charter Communications Operating Capital
7,910,000	3.90%, 06/01/2052	8,185,785
4,445,000	4.40%, 12/01/2061	4,877,505
10,428,000	4.80%, 03/01/2050	12,220,513
8,240,000	4.91%, 07/23/2025	9,351,722
6,230,000	5.13%, 07/01/2049	7,548,077
10,990,000	5.38%, 05/01/2047	13,584,009
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Media - 1.8% - (continued)
$ 4,595,000	5.75%, 04/01/2048	$ 5,929,273
6,903,000	6.48%, 10/23/2045	9,703,296
	Comcast Corp.
10,280,000	3.20%, 07/15/2036	11,195,499
2,810,000	3.25%, 11/01/2039	3,064,028
6,640,000	3.40%, 07/15/2046	7,251,772
1,925,000	3.75%, 04/01/2040	2,229,634
2,520,000	3.97%, 11/01/2047	2,994,561
10,468,000	4.05%, 11/01/2052	12,650,244
4,530,000	4.40%, 08/15/2035	5,525,571
6,230,000	4.60%, 10/15/2038	7,832,363
5,000,000	4.60%, 08/15/2045	6,392,738
	Cox Communications, Inc.
8,080,000	2.60%, 06/15/2031(2)	8,316,957
4,557,000	3.15%, 08/15/2024(2)	4,861,742
	CSC Holdings LLC
5,360,000	5.50%, 04/15/2027(2)	5,608,543
3,480,000	6.50%, 02/01/2029(2)	3,838,162
	Discovery Communications LLC
4,079,000	3.63%, 05/15/2030	4,492,892
855,000	3.90%, 11/15/2024	928,062
6,110,000	3.95%, 06/15/2025	6,729,941
1,941,000	4.00%, 09/15/2055	2,082,550
3,846,000	4.65%, 05/15/2050	4,560,809
13,920,000	5.20%, 09/20/2047	17,615,320
5,395,000	5.30%, 05/15/2049	6,932,321
	DISH DBS Corp.
1,645,000	5.00%, 03/15/2023	1,712,856
1,995,000	5.13%, 06/01/2029(2)	1,974,850
1,525,000	5.88%, 07/15/2022	1,578,375
2,170,000	5.88%, 11/15/2024	2,337,915
2,210,000	7.38%, 07/01/2028(4)	2,391,048
830,000	7.75%, 07/01/2026	947,238
2,930,000	Nexstar Broadcasting, Inc. 5.63%, 07/15/2027(2)	3,097,596
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	359,150
490,000	Sinclair Television Group, Inc. 4.13%, 12/01/2030(2)	474,688
	Sirius XM Radio, Inc.
1,770,000	4.00%, 07/15/2028(2)	1,825,312
2,920,000	4.63%, 07/15/2024(2)	2,989,350
	Time Warner Cable LLC
10,340,000	5.88%, 11/15/2040	13,513,174
2,825,000	6.75%, 06/15/2039	4,010,390
1,565,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,396,545
490,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(2)	499,800
1,470,000	Vertical U.S. Newco, Inc. 5.25%, 07/15/2027(2)	1,552,393
	ViacomCBS, Inc.
7,947,000	4.38%, 03/15/2043	9,380,517
1,845,000	4.95%, 05/19/2050(4)	2,371,914
4,955,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(2)	4,997,266
	Walt Disney Co.
1,177,000	5.40%, 10/01/2043	1,674,710
2,440,000	6.40%, 12/15/2035	3,620,461

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Media - 1.8% - (continued)
	Ziggo B.V.
$ 915,000	4.88%, 01/15/2030(2)	$ 943,823
3,493,000	5.50%, 01/15/2027(2)	3,624,747
		283,765,349
	Metal Fabricate/Hardware - 0.0%
470,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(2)	490,539
	Novelis Corp.
795,000	3.25%, 11/15/2026(2)	806,925
820,000	3.88%, 08/15/2031(2)	828,397
3,230,000	4.75%, 01/30/2030(2)	3,439,336
1,045,000	5.88%, 09/30/2026(2)	1,082,829
		6,648,026
	Mining - 0.1%
	Anglo American Capital plc
1,001,000	4.88%, 05/14/2025(2)	1,135,692
6,485,000	5.63%, 04/01/2030(2)	8,017,056
730,000	AngloGold Ashanti Holdings plc 3.75%, 10/01/2030	759,565
	Constellium SE
680,000	3.75%, 04/15/2029(2)	678,300
1,716,000	5.63%, 06/15/2028(2)	1,829,685
2,640,000	5.88%, 02/15/2026(2)	2,706,660
		15,126,958
	Miscellaneous Manufacturing - 0.3%
	General Electric Co.
5,655,000	3.45%, 05/01/2027	6,266,452
2,845,000	4.25%, 05/01/2040	3,391,688
8,506,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	10,871,338
	Siemens Financieringsmaatschappij N.V.
11,475,000	1.20%, 03/11/2026(2)	11,563,639
8,365,000	1.70%, 03/11/2028(2)	8,534,336
		40,627,453
	Office/Business Equipment - 0.0%
	CDW LLC / CDW Finance Corp.
730,000	4.13%, 05/01/2025	756,531
1,050,000	4.25%, 04/01/2028	1,090,404
	Xerox Corp.
4,050,000	4.38%, 03/15/2023	4,232,250
145,000	4.80%, 03/01/2035	147,900
1,525,000	Xerox Holdings Corp. 5.00%, 08/15/2025(2)	1,625,345
		7,852,430
	Oil & Gas - 1.7%
	Aker BP ASA
7,045,000	2.88%, 01/15/2026(2)	7,478,333
6,015,000	4.00%, 01/15/2031(2)	6,681,472
	Apache Corp.
1,975,000	4.38%, 10/15/2028	2,092,374
2,880,000	4.63%, 11/15/2025	3,096,000
982,000	4.75%, 04/15/2043	1,009,005
1,163,000	5.10%, 09/01/2040	1,247,318
	BP Capital Markets America, Inc.
4,750,000	2.94%, 06/04/2051	4,647,211
7,125,000	3.06%, 06/17/2041	7,337,298
11,380,000	3.38%, 02/08/2061	11,817,751
3,945,000	3.63%, 04/06/2030	4,465,753
1,389,000	Canadian Natural Resources Ltd. 3.90%, 02/01/2025	1,516,489
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Oil & Gas - 1.7% - (continued)
$ 4,155,000	Chevron USA, Inc. 6.00%, 03/01/2041	$ 6,223,833
2,415,000	Cimarex Energy Co. 3.90%, 05/15/2027	2,686,620
	Continental Resources, Inc.
3,470,000	4.38%, 01/15/2028(4)	3,843,025
875,000	4.90%, 06/01/2044(4)	1,009,649
785,000	5.75%, 01/15/2031(2)	946,161
510,000	CVR Energy, Inc. 5.75%, 02/15/2028(2)(4)	494,624
915,000	Delek & Avner Tamar Bond Ltd. 5.41%, 12/30/2025(2)	927,662
3,345,000	Devon Financing Co. LLC 7.88%, 09/30/2031	4,720,458
665,000	Ecopetrol S.A. 5.38%, 06/26/2026	727,178
	Empresa Nacional del Petroleo
200,000	4.50%, 09/14/2047(1)	206,708
630,000	5.25%, 11/06/2029(1)	711,906
	Energean Israel Finance Ltd.
835,000	4.50%, 03/30/2024(1)(2)	849,557
795,000	4.88%, 03/30/2026(1)(2)	812,649
490,000	5.88%, 03/30/2031(1)(2)	501,912
	EQT Corp.
1,285,000	3.13%, 05/15/2026(2)	1,321,880
1,650,000	3.90%, 10/01/2027	1,788,188
	Equinor ASA
3,685,000	2.38%, 05/22/2030	3,849,652
3,365,000	3.63%, 04/06/2040	3,860,570
2,055,000	3.70%, 04/06/2050	2,416,772
495,000	Frontera Energy Corp. 7.88%, 06/21/2028(2)(4)	495,000
	Hess Corp.
2,980,000	7.13%, 03/15/2033	4,039,227
10,742,000	7.30%, 08/15/2031	14,681,774
800,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	1,050,960
490,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(2)(4)	473,487
540,000	Laredo Petroleum, Inc. 7.75%, 07/31/2029(2)	522,493
	Leviathan Bond Ltd.
705,000	6.13%, 06/30/2025(1)(2)	766,879
1,165,000	6.50%, 06/30/2027(1)(2)	1,282,940
715,000	6.75%, 06/30/2030(1)(2)	801,363
	Lundin Energy Finance B.V.
7,470,000	2.00%, 07/15/2026(2)	7,553,676
8,100,000	3.10%, 07/15/2031(2)	8,275,303
14,745,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	16,607,589
	Occidental Petroleum Corp.
3,145,000	3.00%, 02/15/2027	3,121,412
1,980,000	3.20%, 08/15/2026	1,965,150
3,190,000	3.40%, 04/15/2026	3,221,740
6,972,000	4.20%, 03/15/2048	6,675,690
1,098,000	4.40%, 04/15/2046	1,077,215
1,285,000	5.50%, 12/01/2025	1,413,500
640,000	6.13%, 01/01/2031	756,064
324,000	6.38%, 09/01/2028	377,460
	Ovintiv Exploration, Inc.
1,310,000	5.38%, 01/01/2026	1,478,333
2,180,000	5.63%, 07/01/2024	2,413,601
	Petrobras Global Finance B.V.
1,765,000	5.50%, 06/10/2051	1,736,319
2,345,000	6.75%, 06/03/2050	2,673,581
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024*(1)(9)	18,488

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Oil & Gas - 1.7% - (continued)
$ 190,000	9.00%, 11/17/2021*(1)(9)	$ 8,075
	Petroleos Mexicanos
990,000	5.35%, 02/12/2028	980,991
1,170,000	5.63%, 01/23/2046	962,021
12,785,000	5.95%, 01/28/2031	12,567,655
300,000	6.38%, 01/23/2045	258,240
50,000	6.75%, 09/21/2047	44,695
4,415,000	7.69%, 01/23/2050	4,291,380
12,235,000	Qatar Petroleum Industry 2.25%, 07/12/2031(2)	12,378,786
14,850,000	Qatar Petroleum SR Unsecured 1.38%, 09/12/2026(2)	14,890,659
880,000	Range Resources Corp. 8.25%, 01/15/2029(2)	974,178
	Saudi Arabian Oil Co.
2,425,000	1.63%, 11/24/2025(2)(4)	2,449,492
2,975,000	2.25%, 11/24/2030(2)	2,945,250
6,174,000	2.88%, 04/16/2024(2)	6,483,762
	Shell International Finance B.V.
4,199,000	4.00%, 05/10/2046	5,015,621
1,056,000	4.38%, 05/11/2045	1,321,281
2,320,000	4.55%, 08/12/2043	2,935,959
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(1)	764,513
1,060,000	6.95%, 03/18/2030(1)	1,315,136
500,000	Strathcona Resources Ltd. 6.88%, 08/01/2026(2)	494,935
	Suncor Energy, Inc.
1,510,000	3.75%, 03/04/2051	1,671,194
3,955,000	4.00%, 11/15/2047	4,500,048
	Sunoco L.P. / Sunoco Finance Corp.
490,000	4.50%, 05/15/2029	501,025
1,425,000	5.50%, 02/15/2026	1,465,969
820,000	6.00%, 04/15/2027	855,875
2,365,000	Transocean, Inc. 6.80%, 03/15/2038	1,277,100
465,000	Tullow Oil plc 10.25%, 05/15/2026(2)	484,763
	Valero Energy Corp.
3,130,000	4.00%, 04/01/2029	3,505,239
3,460,000	4.35%, 06/01/2028	3,948,557
	YPF S.A.
2,355,000	8.50%, 03/23/2025	2,137,162
823,000	8.50%, 03/23/2025(2)	746,873
		264,943,686
	Oil & Gas Services - 0.1%
7,675,000	Halliburton Co. 4.85%, 11/15/2035	9,160,196
	Packaging & Containers - 0.3%
4,700,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(2)(8)	4,958,030
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,040,000	4.13%, 08/15/2026(2)	1,073,800
870,000	5.25%, 04/30/2025(2)	908,032
4,595,000	5.25%, 08/15/2027(2)	4,691,943
200,000	6.00%, 02/15/2025(2)	206,200
490,000	Ball Corp. 2.88%, 08/15/2030	484,914
2,510,000	Berry Global, Inc. 5.63%, 07/15/2027(2)	2,641,775
2,283,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	2,362,905
5,230,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	5,296,525
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 495,000	Graphic Packaging International LLC 3.50%, 03/01/2029(2)	$ 491,819
1,725,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(2)	1,679,719
390,000	OI European Group B.V. 4.00%, 03/15/2023(2)	402,187
	Owens-Brockway Glass Container, Inc.
2,960,000	5.88%, 08/15/2023(2)	3,170,900
2,710,000	6.38%, 08/15/2025(2)	3,028,425
EUR 2,830,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	3,375,550
2,990,000	Titan Holdings II B.V. 5.13%, 07/15/2029(2)	3,609,666
$ 1,590,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(2)	1,661,550
		40,043,940
	Pharmaceuticals - 2.1%
	AbbVie, Inc.
7,100,000	2.30%, 11/21/2022	7,276,467
15,320,000	2.95%, 11/21/2026	16,600,144
6,455,000	4.05%, 11/21/2039	7,599,958
7,060,000	4.25%, 11/21/2049	8,646,414
7,590,000	4.45%, 05/14/2046	9,370,206
2,840,000	4.63%, 10/01/2042	3,565,006
1,118,000	4.70%, 05/14/2045	1,415,441
3,702,000	4.85%, 06/15/2044	4,801,613
17,470,000	AmerisourceBergen Corp. 2.70%, 03/15/2031	18,245,540
	Astrazeneca Finance LLC
8,555,000	1.20%, 05/28/2026	8,627,053
8,785,000	1.75%, 05/28/2028	8,935,476
	AstraZeneca plc
9,620,000	3.00%, 05/28/2051	10,246,827
11,865,000	3.38%, 11/16/2025	13,071,374
	Bausch Health Cos., Inc.
965,000	4.88%, 06/01/2028(2)	992,744
4,635,000	5.00%, 01/30/2028(2)	4,420,631
3,760,000	5.00%, 02/15/2029(2)	3,529,700
2,050,000	5.25%, 01/30/2030(2)	1,929,378
1,909,000	6.13%, 04/15/2025(2)	1,948,373
2,550,000	7.00%, 01/15/2028(2)	2,677,500
360,000	9.00%, 12/15/2025(2)	384,300
	Bayer U.S. Finance LLC
2,900,000	4.20%, 07/15/2034(2)	3,311,351
7,820,000	4.25%, 12/15/2025(2)	8,736,454
16,390,000	Becton Dickinson and Co. 3.36%, 06/06/2024	17,555,662
	Bristol-Myers Squibb Co.
4,125,000	1.13%, 11/13/2027	4,138,289
5,000,000	1.45%, 11/13/2030(4)	4,902,250
5,935,000	2.35%, 11/13/2040	5,828,418
5,110,000	2.55%, 11/13/2050	4,974,944
10,000,000	3.20%, 06/15/2026	11,011,025
2,000,000	3.25%, 08/01/2042	2,195,861
4,384,000	3.88%, 08/15/2025	4,881,242
4,655,000	4.25%, 10/26/2049	6,002,959
	Cigna Corp.
7,085,000	1.25%, 03/15/2026	7,140,710
1,655,000	3.20%, 03/15/2040	1,762,967
4,305,000	3.25%, 04/15/2025	4,658,044
15,680,000	4.13%, 11/15/2025	17,636,628
	CVS Health Corp.
3,280,000	3.00%, 08/15/2026	3,559,719

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Pharmaceuticals - 2.1% - (continued)
$ 4,605,000	4.13%, 04/01/2040	$ 5,444,443
14,295,000	4.78%, 03/25/2038	17,908,786
3,455,000	5.13%, 07/20/2045	4,562,549
	CVS Pass-Through Trust
9,714	6.04%, 12/10/2028	11,407
22,747	6.94%, 01/10/2030	27,771
	Eli Lilly & Co.
3,655,000	2.50%, 09/15/2060	3,439,192
4,200,000	4.15%, 03/15/2059	5,504,489
1,000,000	Endo Luxembourg Finance Co. S.a.r.l. / Endo US, Inc. 6.13%, 04/01/2029(2)	993,750
8,110,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	8,969,811
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	7,603,455
	Pfizer, Inc.
4,525,000	4.00%, 12/15/2036	5,566,644
2,725,000	4.00%, 03/15/2049	3,408,740
	Teva Pharmaceutical Finance Netherlands B.V.
15,000	2.80%, 07/21/2023	14,828
19,975,000	3.15%, 10/01/2026	19,168,010
		325,204,543
	Pipelines - 1.7%
3,100,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(2)	3,239,500
	Buckeye Partners L.P.
1,997,000	3.95%, 12/01/2026	2,022,761
1,005,000	4.13%, 03/01/2025(2)	1,037,411
1,360,000	4.13%, 12/01/2027	1,387,200
1,030,000	4.50%, 03/01/2028(2)	1,045,450
1,154,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	1,244,877
1,900,000	Cheniere Energy, Inc. 4.63%, 10/15/2028	2,003,246
5,510,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	6,088,550
3,630,000	DT Midstream, Inc. 4.13%, 06/15/2029(2)	3,722,928
7,180,000	Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029(2)	7,716,612
28,150,000	Enbridge, Inc. 2.50%, 08/01/2033	28,651,994
	Energy Transfer Operating L.P.
7,950,000	3.75%, 05/15/2030	8,664,646
2,275,000	4.90%, 03/15/2035	2,651,873
1,190,000	5.15%, 03/15/2045	1,384,252
9,000,000	5.25%, 04/15/2029	10,715,898
4,958,000	5.30%, 04/15/2047	5,854,144
1,065,000	5.35%, 05/15/2045	1,261,641
775,000	6.00%, 06/15/2048	985,211
4,045,000	6.13%, 12/15/2045	5,189,457
3,910,000	6.25%, 04/15/2049	5,149,960
2,935,000	EnLink Midstream LLC 5.63%, 01/15/2028(2)	3,105,817
	Enterprise Products Operating LLC
5,430,000	4.20%, 01/31/2050	6,385,325
2,760,000	4.25%, 02/15/2048	3,255,509
4,115,000	4.80%, 02/01/2049	5,200,106
1,516,000	4.85%, 08/15/2042	1,900,275
	EQM Midstream Partners L.P.
1,505,000	4.50%, 01/15/2029(2)	1,523,105
1,150,000	4.75%, 01/15/2031(2)	1,170,125
795,000	6.00%, 07/01/2025(2)	865,819
805,000	6.50%, 07/01/2027(2)	903,612
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Pipelines - 1.7% - (continued)
$ 1,500,000	6.50%, 07/15/2048	$ 1,647,987
	Galaxy Pipeline Assets Bidco Ltd.
1,190,000	1.75%, 09/30/2027(2)	1,205,132
14,955,000	2.16%, 03/31/2034(2)	14,807,402
1,585,000	2.63%, 03/31/2036(2)	1,569,785
920,000	2.94%, 09/30/2040(2)	926,617
790,000	3.25%, 09/30/2040(2)	800,991
2,730,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(2)	2,786,510
	MPLX L.P.
3,750,000	4.00%, 02/15/2025	4,110,137
6,490,000	4.25%, 12/01/2027	7,426,631
6,900,000	4.90%, 04/15/2058	8,400,402
2,450,000	5.20%, 03/01/2047	3,037,415
4,780,000	5.20%, 12/01/2047	5,832,447
4,490,000	NGPL PipeCo LLC 3.25%, 07/15/2031(2)	4,676,277
	ONEOK, Inc.
4,025,000	3.40%, 09/01/2029	4,341,355
4,000,000	6.35%, 01/15/2031	5,198,287
8,305,000	Phillips 66 Partners L.P. 3.15%, 12/15/2029	8,815,299
470,000	Rockies Express Pipeline LLC 4.95%, 07/15/2029(2)	484,039
	Sabine Pass Liquefaction LLC
1,345,000	5.00%, 03/15/2027	1,567,480
4,000,000	5.88%, 06/30/2026	4,757,644
5,065,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(2)	5,059,430
5,100,000	Sunoco Logistics Partners Operations L.P. 5.30%, 04/01/2044	6,031,621
2,770,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 03/01/2027(2)	2,860,025
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
1,375,000	4.00%, 01/15/2032(2)	1,421,351
870,000	4.88%, 02/01/2031(2)	940,687
5,175,000	6.50%, 07/15/2027	5,621,344
5,840,000	TransCanada PipeLines Ltd. 4.63%, 03/01/2034	7,008,176
2,870,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	3,283,727
	Venture Global Calcasieu Pass LLC
1,025,000	3.88%, 08/15/2029(2)	1,048,062
1,470,000	4.13%, 08/15/2031(2)	1,521,450
	Western Midstream Operating L.P.
5,200,000	5.30%, 02/01/2030	5,837,182
1,675,000	6.50%, 02/01/2050	1,970,219
	Williams Cos., Inc.
4,145,000	5.10%, 09/15/2045	5,189,019
4,100,000	5.40%, 03/04/2044	5,264,425
2,224,000	6.30%, 04/15/2040	3,079,867
		262,855,726
	Real Estate - 0.1%
	CIFI Holdings Group Co., Ltd.
1,035,000	5.25%, 05/13/2026(1)	1,022,075
200,000	6.00%, 07/16/2025(1)	203,515
	Country Garden Holdings Co., Ltd.
1,615,000	3.30%, 01/12/2031(1)	1,468,684
200,000	4.20%, 02/06/2026(1)	202,105
200,000	5.40%, 05/27/2025(1)	208,500
860,000	5.63%, 01/14/2030(1)	914,114

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Real Estate - 0.1% - (continued)
$ 225,000	6.15%, 09/17/2025(1)	$ 240,778
1,040,000	Shimao Group Holdings Ltd. 3.45%, 01/11/2031(1)	961,813
	Times China Holdings Ltd.
530,000	5.75%, 01/14/2027(1)	474,339
1,440,000	6.20%, 03/22/2026(1)	1,312,560
575,000	6.75%, 07/08/2025(1)	553,828
	Yuzhou Group Holdings Co., Ltd.
780,000	6.35%, 01/13/2027(1)	513,878
2,105,000	7.70%, 02/20/2025(1)	1,564,036
		9,640,225
	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
27,070,000	1.60%, 04/15/2026	27,481,348
5,795,000	2.95%, 01/15/2051	5,695,808
14,470,000	Brixmor Operating Partnership L.P. 4.13%, 05/15/2029	16,502,897
8,745,000	Crown Castle International Corp. 3.20%, 09/01/2024	9,336,878
	Equinix, Inc.
11,210,000	1.45%, 05/15/2026	11,267,384
2,645,000	1.80%, 07/15/2027	2,697,026
2,730,000	2.00%, 05/15/2028	2,786,931
3,045,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,113,512
	GLP Capital L.P. / GLP Financing II, Inc.
7,675,000	4.00%, 01/15/2031	8,394,071
4,750,000	5.30%, 01/15/2029	5,597,310
4,815,000	5.75%, 06/01/2028	5,784,452
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
3,435,000	4.25%, 02/01/2027(2)	3,429,275
495,000	4.75%, 06/15/2029(2)	493,144
365,000	5.25%, 10/01/2025(2)	370,475
1,015,000	Sba Communications Corp. 3.13%, 02/01/2029(2)	996,829
3,875,000	Service Properties Trust 7.50%, 09/15/2025	4,368,346
3,885,000	Simon Property Group L.P. 3.25%, 09/13/2049	4,072,722
5,605,000	UDR, Inc. 2.10%, 08/01/2032	5,503,286
3,675,000	VEREIT Operating Partnership L.P. 3.40%, 01/15/2028	4,053,028
	VICI Properties L.P. / VICI Note Co., Inc.
285,000	3.50%, 02/15/2025(2)	289,976
185,000	3.75%, 02/15/2027(2)	190,319
213,000	4.13%, 08/15/2030(2)	224,021
1,200,000	4.25%, 12/01/2026(2)	1,248,336
1,000,000	4.63%, 12/01/2029(2)	1,070,000
345,000	Vornado Realty L.P. 2.15%, 06/01/2026	353,207
	Welltower, Inc.
18,460,000	3.63%, 03/15/2024	19,800,838
2,620,000	4.00%, 06/01/2025	2,901,414
		148,022,833
	Retail - 0.8%
	1011778 BC ULC / New Red Finance, Inc.
3,330,000	3.50%, 02/15/2029(2)	3,311,718
1,780,000	3.88%, 01/15/2028(2)	1,792,976
840,000	4.00%, 10/15/2030(2)	837,900
4,020,000	4.38%, 01/15/2028(2)	4,075,476
	Ambience Merger Sub, Inc.
430,000	4.88%, 07/15/2028(2)	431,613
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Retail - 0.8% - (continued)
$ 460,000	7.13%, 07/15/2029(2)	$ 465,750
1,340,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.13%, 04/15/2029(2)	1,376,850
2,125,000	FirstCash, Inc. 4.63%, 09/01/2028(2)	2,209,299
1,180,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(2)	1,211,447
	Home Depot, Inc.
3,627,000	3.50%, 09/15/2056	4,181,502
2,815,000	4.50%, 12/06/2048	3,758,136
5,215,000	5.88%, 12/16/2036	7,568,590
1,275,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(2)	1,332,375
	L Brands, Inc.
2,295,000	5.25%, 02/01/2028	2,581,875
2,190,000	6.63%, 10/01/2030(2)	2,518,500
5,325,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	5,335,330
	Lithia Motors, Inc.
735,000	4.63%, 12/15/2027(2)	781,856
1,315,000	5.25%, 08/01/2025(2)	1,349,519
7,370,000	Lowe's Cos., Inc. 3.70%, 04/15/2046	8,245,778
	Macy's Retail Holdings LLC
75,000	2.88%, 02/15/2023	75,469
599,000	3.63%, 06/01/2024(4)	613,975
410,000	4.30%, 02/15/2043	336,200
185,000	4.50%, 12/15/2034(4)	171,125
92,000	5.13%, 01/15/2042	83,996
1,607,000	5.88%, 04/01/2029(2)(4)	1,695,144
	McDonald's Corp.
9,130,000	1.45%, 09/01/2025	9,332,710
5,262,000	3.38%, 05/26/2025	5,721,293
4,110,000	3.63%, 09/01/2049	4,664,509
550,000	4.20%, 04/01/2050	678,037
3,615,000	4.60%, 05/26/2045	4,606,304
5,000,000	6.30%, 10/15/2037	7,256,754
	Michaels Cos., Inc.
2,890,000	5.25%, 05/01/2028(2)	2,991,150
1,305,000	7.88%, 05/01/2029(2)	1,353,937
1,545,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.13%, 04/01/2026(2)	1,649,257
7,340,000	O'Reilly Automotive, Inc. 3.90%, 06/01/2029	8,383,636
	PetSmart, Inc.
2,800,000	4.75%, 02/15/2028(2)	2,907,240
425,000	7.75%, 02/15/2029(2)	465,821
4,818,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(2)	5,058,900
1,915,000	SRS Distribution, Inc. 4.63%, 07/01/2028(2)	1,953,300
6,485,000	Staples, Inc. 7.50%, 04/15/2026(2)	6,582,275
485,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.00%, 06/01/2031(2)	503,794
2,600,000	Walmart, Inc. 3.95%, 06/28/2038	3,166,434
	Yum! Brands, Inc.
690,000	4.75%, 01/15/2030(2)	755,550
220,000	7.75%, 04/01/2025(2)	237,875
		124,611,175

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Semiconductors - 1.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
$ 3,545,000	3.50%, 01/15/2028	$ 3,888,769
3,171,000	3.88%, 01/15/2027	3,515,473
	Broadcom, Inc.
5,600,000	2.60%, 02/15/2033(2)	5,567,608
8,639,000	3.15%, 11/15/2025	9,287,939
17,971,000	3.42%, 04/15/2033(2)	19,146,452
5,034,000	3.47%, 04/15/2034(2)	5,353,597
5,255,000	3.50%, 02/15/2041(2)	5,445,522
13,370,000	4.11%, 09/15/2028	15,076,212
11,030,000	4.15%, 11/15/2030	12,489,646
6,700,000	4.30%, 11/15/2032	7,727,950
	Intel Corp.
4,860,000	3.10%, 02/15/2060	5,009,866
5,035,000	3.25%, 11/15/2049	5,394,045
	Marvell Technology, Inc.
23,675,000	1.65%, 04/15/2026(2)	23,846,691
10,375,000	2.45%, 04/15/2028(2)	10,725,322
	Microchip Technology, Inc.
15,455,000	0.97%, 02/15/2024(2)	15,483,020
17,755,000	2.67%, 09/01/2023	18,443,227
5,930,000	Micron Technology, Inc. 4.98%, 02/06/2026	6,859,943
	NVIDIA Corp.
4,740,000	3.50%, 04/01/2050	5,466,994
1,180,000	3.70%, 04/01/2060	1,424,557
	NXP B.V. / NXP Funding LLC
10,000,000	3.88%, 09/01/2022(2)	10,347,752
14,163,000	4.88%, 03/01/2024(2)	15,568,865
3,676,000	QUALCOMM, Inc. 4.80%, 05/20/2045	4,970,626
	Sensata Technologies B.V.
1,020,000	5.00%, 10/01/2025(2)	1,138,575
1,475,000	5.63%, 11/01/2024(2)	1,642,663
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,326,226
		216,147,540
	Software - 1.5%
2,485,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(2)	2,490,107
995,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026(2)	1,044,750
1,215,000	CDK Global, Inc. 5.25%, 05/15/2029(2)	1,321,313
1,675,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(2)	1,693,844
3,780,000	Fidelity National Information Services, Inc. 3.10%, 03/01/2041	3,968,412
	Fiserv, Inc.
13,810,000	2.25%, 06/01/2027	14,458,788
11,730,000	3.20%, 07/01/2026	12,764,053
3,300,000	4.40%, 07/01/2049	4,062,293
1,390,000	IQVIA, Inc. 5.00%, 05/15/2027(2)	1,449,075
	Microsoft Corp.
13,045,000	2.53%, 06/01/2050	13,023,594
16,040,000	2.92%, 03/17/2052	17,269,770
3,045,000	3.45%, 08/08/2036	3,595,736
3,805,000	3.50%, 02/12/2035	4,510,024
1,910,000	Open Text Corp. 3.88%, 02/15/2028(2)	1,972,075
1,625,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(2)	1,677,812
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Software - 1.5% - (continued)
	Oracle Corp.
$ 18,410,000	2.30%, 03/25/2028	$ 19,101,259
6,000,000	2.65%, 07/15/2026	6,362,724
14,585,000	2.88%, 03/25/2031	15,385,570
16,315,000	3.60%, 04/01/2040	17,437,774
7,785,000	3.60%, 04/01/2050	8,121,366
7,555,000	3.65%, 03/25/2041	8,169,696
2,100,000	3.85%, 07/15/2036	2,365,181
12,610,000	3.85%, 04/01/2060	13,488,188
14,500,000	3.90%, 05/15/2035	16,481,993
4,685,000	3.95%, 03/25/2051	5,203,754
3,385,000	4.00%, 11/15/2047	3,761,336
4,525,000	4.10%, 03/25/2061	5,101,714
4,300,000	6.50%, 04/15/2038	6,159,981
	PTC, Inc.
400,000	3.63%, 02/15/2025(2)	411,000
440,000	4.00%, 02/15/2028(2)	454,850
	salesforce.com, Inc.
2,760,000	1.50%, 07/15/2028	2,795,449
7,880,000	2.70%, 07/15/2041	8,053,997
4,095,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(2)	4,333,943
		228,491,421
	Telecommunications - 2.4%
EUR 1,330,000	Altice France Holding S.A. 8.00%, 05/15/2027(2)	1,694,068
	Altice France S.A.
$ 2,825,000	5.13%, 07/15/2029(2)	2,845,933
660,000	5.50%, 01/15/2028(2)	676,500
1,768,000	7.38%, 05/01/2026(2)	1,838,720
4,075,000	8.13%, 02/01/2027(2)	4,412,247
15,000,000	Apple, Inc. 1.40%, 08/05/2028	14,936,961
	AT&T, Inc.
14,370,000	1.70%, 03/25/2026	14,592,020
49,013,000	2.55%, 12/01/2033(2)	49,377,761
4,450,000	3.30%, 02/01/2052	4,440,006
4,855,000	3.50%, 06/01/2041	5,151,828
17,619,000	3.50%, 09/15/2053(2)	18,193,097
9,502,000	3.55%, 09/15/2055(2)	9,804,259
17,067,000	3.65%, 09/15/2059(2)	17,595,930
13,720,000	3.80%, 12/01/2057(2)	14,559,741
2,000,000	3.90%, 03/11/2024	2,152,298
870,000	4.35%, 03/01/2029	1,011,475
905,000	4.50%, 05/15/2035	1,081,653
1,085,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(1)	1,191,525
685,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	748,575
1,905,000	Embarq Corp. 8.00%, 06/01/2036	2,133,600
	Frontier Communications Corp.
1,720,000	5.00%, 05/01/2028(2)	1,779,151
1,850,000	5.88%, 10/15/2027(2)	1,977,002
2,815,029	5.88%, 11/01/2029	2,878,367
2,985,000	6.75%, 05/01/2029(2)	3,179,025
1,005,000	Level 3 Financing, Inc. 3.75%, 07/15/2029(2)	984,900
540,472	Ligado Networks LLC (15.50% Cash, 15.50% PIK) 15.50%, 11/01/2023(2)(8)	531,014
475,000	Liquid Telecommunications Financing plc 5.50%, 09/04/2026(1)	490,153
	Millicom International Cellular S.A.
475,000	4.50%, 04/27/2031(1)	494,000
295,000	4.50%, 04/27/2031(2)(4)	306,800

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Telecommunications - 2.4% - (continued)
$ 603,000	6.25%, 03/25/2029(2)	$ 657,270
16,425,000	NTT Finance Corp. 1.16%, 04/03/2026(2)	16,474,238
	Ooredoo International Finance Ltd.
1,290,000	2.63%, 04/08/2031(2)	1,322,327
400,000	2.63%, 04/08/2031(1)	410,024
	Sprint Corp.
3,253,000	7.13%, 06/15/2024	3,740,137
3,725,000	7.88%, 09/15/2023	4,215,061
12,555,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	14,532,412
670,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	861,178
570,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(2)	618,080
500,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(2)	525,000
	Telefonica Emisiones S.A.
2,510,000	4.67%, 03/06/2038	2,992,760
10,820,000	5.21%, 03/08/2047	13,586,603
	T-Mobile USA, Inc.
2,160,000	2.05%, 02/15/2028	2,208,535
3,920,000	2.25%, 02/15/2026(2)	3,964,100
1,330,000	2.25%, 02/15/2026	1,344,963
3,175,000	2.63%, 04/15/2026	3,255,327
8,545,000	3.88%, 04/15/2030	9,648,074
13,135,000	4.38%, 04/15/2040	15,559,327
3,215,000	4.50%, 04/15/2050	3,932,942
	VEON Holdings B.V.
1,120,000	3.38%, 11/25/2027(2)	1,129,173
860,000	3.38%, 11/25/2027(1)	867,043
1,555,000	4.00%, 04/09/2025(1)	1,635,300
	Verizon Communications, Inc.
10,683,000	2.99%, 10/30/2056	10,376,205
12,025,000	3.40%, 03/22/2041	12,978,202
7,915,000	3.55%, 03/22/2051	8,602,735
9,585,000	4.13%, 08/15/2046	11,343,476
13,115,000	4.50%, 08/10/2033	15,964,533
11,923,000	4.52%, 09/15/2048	15,050,778
4,790,000	4.81%, 03/15/2039	6,146,869
	Vodafone Group plc
7,585,000	5.13%, 06/04/2081 (5.13% fixed rate until 12/04/2050; thereafter)(5)	7,786,382
6,355,000	5.25%, 05/30/2048	8,454,206
1,249,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(2)	1,303,332
		382,545,201
	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,045,000	3.38%, 04/01/2026(2)	1,087,009
1,040,000	5.88%, 12/15/2027(2)	1,140,100
		2,227,109
	Transportation - 0.5%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	10,685,772
	FedEx Corp.
10,520,000	4.05%, 02/15/2048	12,241,373
4,000,000	4.10%, 02/01/2045	4,667,952
1,660,000	First Student Bidco, Inc. 4.00%, 07/31/2029(2)	1,662,075
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Transportation - 0.5% - (continued)
$ 3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	$ 4,727,400
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(2)	10,537,413
4,520,000	3.45%, 07/01/2024(2)	4,844,357
12,000,000	3.90%, 02/01/2024(2)	12,882,741
9,895,000	4.88%, 07/11/2022(2)	10,298,402
	Rumo Luxembourg S.a.r.l.
465,000	5.25%, 01/10/2028(2)	496,346
800,000	5.88%, 01/18/2025(1)	835,008
	Russian Railways Via RZD Capital plc
200,000	4.38%, 03/01/2024(1)	212,900
675,000	5.70%, 04/05/2022(1)	696,600
		74,788,339
	Trucking & Leasing - 0.0%
635,000	DAE Funding LLC 1.55%, 08/01/2024(2)	634,365
2,000,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.70%, 11/01/2024(2)	2,105,107
		2,739,472
	Water - 0.0%
3,365,000	American Water Capital Corp. 3.45%, 05/01/2050	3,737,367
	Total Corporate Bonds (cost $6,418,475,730)	$ 6,858,480,090
FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
	Angola - 0.0%
	Angolan Government International Bond
3,180,000	8.00%, 11/26/2029(1)	$ 3,287,738
1,495,000	9.38%, 05/08/2048(1)	1,566,013
		4,853,751
	Argentina - 0.3%
	Argentine Republic Government International Bond
34,605,922	0.50%, 07/09/2030(7)(10)	12,579,253
3,299,015	1.00%, 07/09/2029	1,265,172
61,012,751	1.13%, 07/09/2035(7)(10)	19,768,131
4,797,161	2.00%, 01/09/2038(7)(10)	1,899,676
33,600,000	2.50%, 07/09/2041(7)(10)	12,551,280
	Provincia de Cordoba
432,603	5.00%, 12/10/2025(2)(10)	325,664
300,340	5.00%, 06/01/2027(1)(10)	204,234
883,426	6.88%, 02/01/2029(1)(10)	556,567
		49,149,977
	Armenia - 0.0%
	Republic of Armenia International Bond
2,370,000	3.60%, 02/02/2031(2)	2,250,078
700,000	3.60%, 02/02/2031(1)	664,580
940,000	3.95%, 09/26/2029(1)	930,600
685,000	7.15%, 03/26/2025(1)	777,475
		4,622,733
	Azerbaijan - 0.1%
	Republic of Azerbaijan International Bond
2,055,000	3.50%, 09/01/2032(1)	2,132,062
1,315,000	4.75%, 03/18/2024(1)	1,422,330

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Azerbaijan - 0.1% - (continued)
$ 565,000	5.13%, 09/01/2029(1)	$ 634,032
	Southern Gas Corridor CJSC
1,394,000	6.88%, 03/24/2026(2)	1,652,685
3,210,000	6.88%, 03/24/2026(1)	3,805,680
		9,646,789
	Benin - 0.0%
EUR 2,030,000	Benin Government International Bond 4.95%, 01/22/2035(2)	2,334,832
	Bermuda - 0.0%
	Bermuda Government International Bond
$ 325,000	3.38%, 08/20/2050(2)	333,873
1,525,000	4.75%, 02/15/2029(2)	1,779,370
		2,113,243
	Brazil - 0.2%
	Brazilian Government International Bond
3,660,000	3.75%, 09/12/2031	3,617,910
2,135,000	3.88%, 06/12/2030	2,152,400
4,475,000	4.75%, 01/14/2050	4,295,105
11,904,000	5.00%, 01/27/2045	11,872,931
1,520,000	5.63%, 02/21/2047	1,645,689
		23,584,035
	Bulgaria - 0.0%
EUR 1,485,000	Bulgaria Government International Bond 1.38%, 09/23/2050(1)	1,725,123
	Colombia - 0.4%
	Colombia Government International Bond
$ 8,030,000	3.00%, 01/30/2030	7,882,569
10,285,000	3.13%, 04/15/2031	10,078,580
4,705,000	3.25%, 04/22/2032	4,610,571
15,740,000	3.88%, 04/25/2027	16,656,697
7,330,000	4.13%, 05/15/2051	6,836,104
17,210,000	5.00%, 06/15/2045	17,985,999
1,740,000	5.63%, 02/26/2044	1,942,519
2,285,000	6.13%, 01/18/2041	2,687,503
		68,680,542
	Croatia - 0.2%
	Croatia Government International Bond
EUR 9,430,000	1.13%, 06/19/2029(1)	11,591,748
215,000	1.13%, 03/04/2033(1)	258,273
3,595,000	1.50%, 06/17/2031(1)	4,525,012
5,075,000	1.75%, 03/04/2041(1)	6,234,716
		22,609,749
	Dominican Republic - 0.1%
	Dominican Republic International Bond
$ 791,000	4.88%, 09/23/2032(2)	820,670
2,995,000	5.30%, 01/21/2041(2)	3,028,724
150,000	5.88%, 01/30/2060(1)	151,351
2,160,000	6.40%, 06/05/2049(1)	2,345,782
410,000	6.40%, 06/05/2049(2)	445,264
		6,791,791
	Ecuador - 0.0%
1,226,000	Ecuador Government International Bond 1.00%, 07/31/2035(1)(7)(10)	849,017
	Egypt - 0.0%
	Egypt Government International Bond
565,000	3.88%, 02/16/2026(2)	550,875
EUR 240,000	5.63%, 04/16/2030(1)	281,540
250,000	5.63%, 04/16/2030(2)	293,270
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Egypt - 0.0% - (continued)
EUR 145,000	6.38%, 04/11/2031(1)	$ 175,931
$ 1,940,000	7.50%, 02/16/2061(2)	1,804,200
720,000	7.50%, 02/16/2061(1)	669,600
210,000	7.90%, 02/21/2048(1)	204,750
2,030,000	8.50%, 01/31/2047(1)	2,096,373
		6,076,539
	El Salvador - 0.0%
	El Salvador Government International Bond
315,000	5.88%, 01/30/2025(1)	282,366
305,000	6.38%, 01/18/2027(1)	265,228
100,000	8.25%, 04/10/2032(1)	90,730
		638,324
	Ethiopia - 0.0%
1,543,000	Ethiopia International Bond 6.63%, 12/11/2024(1)	1,370,888
	Gabon - 0.0%
	Gabon Government International Bond
1,323,480	6.38%, 12/12/2024(1)	1,404,583
750,000	6.63%, 02/06/2031(1)	751,350
515,000	6.63%, 02/06/2031(2)(4)	515,927
2,645,000	6.95%, 06/16/2025(1)	2,863,794
		5,535,654
	Ghana - 0.0%
	Ghana Government International Bond
710,000	7.63%, 05/16/2029(1)	707,732
1,190,000	7.75%, 04/07/2029(2)	1,198,461
		1,906,193
	Honduras - 0.0%
	Honduras Government International Bond
1,225,000	5.63%, 06/24/2030(2)(4)	1,278,594
230,000	5.63%, 06/24/2030(1)	240,062
		1,518,656
	Hungary - 0.1%
	Hungary Government International Bond
EUR 315,000	1.50%, 11/17/2050(1)	354,425
5,455,000	1.63%, 04/28/2032(1)	6,939,258
2,460,000	1.75%, 06/05/2035(1)	3,127,173
		10,420,856
	Indonesia - 0.1%
	Indonesia Government International Bond
460,000	1.10%, 03/12/2033	534,420
$ 7,195,000	4.63%, 04/15/2043(1)	8,422,419
980,000	4.75%, 07/18/2047(1)	1,179,636
7,714,000	5.13%, 01/15/2045(1)	9,596,046
1,411,000	5.25%, 01/08/2047(1)	1,810,639
		21,543,160
	Ivory Coast - 0.1%
	Ivory Coast Government International Bond
EUR 1,540,000	4.88%, 01/30/2032(1)	1,844,362
356,000	5.25%, 03/22/2030(2)	445,532
250,000	5.25%, 03/22/2030(1)	312,873
975,000	5.88%, 10/17/2031(1)	1,248,114
$ 1,510,000	6.13%, 06/15/2033(1)	1,634,273

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Ivory Coast - 0.1% - (continued)
EUR 295,000	6.63%, 03/22/2048(1)	$ 371,570
1,430,000	6.88%, 10/17/2040(1)	1,871,697
		7,728,421
	Jordan - 0.0%
	Jordan Government International Bond
$ 1,235,000	4.95%, 07/07/2025(2)	1,282,906
2,110,000	5.85%, 07/07/2030(1)	2,182,584
2,425,000	6.13%, 01/29/2026(1)	2,628,094
492,000	7.38%, 10/10/2047(1)	515,714
		6,609,298
	Macedonia - 0.0%
	North Macedonia Government International Bond
EUR 1,480,000	1.63%, 03/10/2028(2)	1,751,576
1,455,000	1.63%, 03/10/2028(1)	1,721,989
2,045,000	3.68%, 06/03/2026(2)	2,685,158
		6,158,723
	Mexico - 0.4%
	Mexico Government International Bond
730,000	1.45%, 10/25/2033	822,144
955,000	2.13%, 10/25/2051	959,857
240,000	2.25%, 08/12/2036	281,602
$ 200,000	4.35%, 01/15/2047	210,606
30,708,000	4.50%, 01/31/2050	32,888,268
5,507,000	4.60%, 01/23/2046	5,969,588
7,200,000	4.75%, 04/27/2032	8,261,712
72,000	4.75%, 03/08/2044	79,721
16,835,000	5.00%, 04/27/2051	19,275,738
		68,749,236
	Morocco - 0.0%
	Morocco Government International Bond
EUR 2,288,000	1.50%, 11/27/2031(1)	2,557,055
910,000	2.00%, 09/30/2030(1)	1,073,481
		3,630,536
	Oman - 0.1%
	Oman Government International Bond
$ 3,140,000	5.38%, 03/08/2027(1)	3,297,100
12,190,000	6.25%, 01/25/2031(2)	13,162,567
200,000	6.25%, 01/25/2031(1)	215,957
1,000,000	6.50%, 03/08/2047(1)	991,450
400,000	7.00%, 01/25/2051(2)	413,000
		18,080,074
	Pakistan - 0.0%
	Pakistan Government International Bond
700,000	6.00%, 04/08/2026(2)	704,375
2,255,000	6.88%, 12/05/2027(1)	2,305,738
		3,010,113
	Panama - 0.1%
	Panama Government International Bond
1,910,000	3.16%, 01/23/2030	2,005,462
735,000	3.87%, 07/23/2060	759,057
2,243,000	4.30%, 04/29/2053	2,495,360
475,000	4.50%, 04/16/2050	540,502
5,585,000	4.50%, 04/01/2056	6,371,145
4,365,000	Panama Notas del Tesoro 3.75%, 04/17/2026	4,721,620
		16,893,146
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Peru - 0.1%
	Peruvian Government International Bond
$ 2,295,000	2.78%, 01/23/2031	$ 2,304,157
5,799,000	4.13%, 08/25/2027	6,433,643
751,000	7.35%, 07/21/2025	913,877
		9,651,677
	Philippines - 0.0%
4,695,000	Philippine Government International Bond 3.95%, 01/20/2040	5,250,304
	Qatar - 0.0%
	Qatar Government International Bond
750,000	4.82%, 03/14/2049(2)	975,786
750,000	5.10%, 04/23/2048(2)	1,005,000
		1,980,786
	Romania - 0.2%
	Romanian Government International Bond
EUR 1,165,000	1.38%, 12/02/2029(2)	1,371,367
1,470,000	1.38%, 12/02/2029(1)	1,730,394
680,000	1.75%, 07/13/2030(2)	807,053
3,585,000	2.00%, 01/28/2032(1)	4,274,206
445,000	2.00%, 01/28/2032(2)	530,550
2,005,000	2.00%, 04/14/2033(2)	2,348,700
855,000	2.63%, 12/02/2040(2)	992,319
430,000	2.63%, 12/02/2040(1)	499,061
7,055,000	2.75%, 04/14/2041(2)	8,216,691
450,000	2.88%, 03/11/2029(1)	588,955
495,000	2.88%, 04/13/2042(2)	579,144
1,400,000	3.38%, 02/08/2038(1)	1,805,235
160,000	3.38%, 01/28/2050(1)	198,809
2,336,000	3.88%, 10/29/2035(1)	3,221,928
		27,164,412
	Russia - 0.5%
	Russian Foreign Bond - Eurobond
2,700,000	1.85%, 11/20/2032(1)	3,158,994
$ 1,200,000	4.25%, 06/23/2027(1)	1,343,655
3,400,000	4.38%, 03/21/2029(2)	3,855,192
7,800,000	4.38%, 03/21/2029(1)	8,844,264
2,200,000	4.75%, 05/27/2026(1)	2,505,316
33,800,000	5.10%, 03/28/2035(1)	40,771,250
4,200,000	5.25%, 06/23/2047(1)	5,334,000
3,800,000	5.63%, 04/04/2042(1)	4,940,000
		70,752,671
	Saudi Arabia - 0.1%
8,959,000	Saudi Government International Bond 2.25%, 02/02/2033(2)	8,792,452
	Senegal - 0.1%
	Senegal Government International Bond
EUR 2,460,000	5.38%, 06/08/2037(2)	2,914,672
$ 1,495,000	6.25%, 05/23/2033(1)	1,584,551
218,000	6.75%, 03/13/2048(2)	222,931
2,465,000	6.75%, 03/13/2048(1)	2,520,758
		7,242,912
	Serbia - 0.1%
	Serbia International Bond
EUR 586,000	1.50%, 06/26/2029(2)	702,274
4,670,000	1.50%, 06/26/2029(1)	5,596,623
655,000	1.65%, 03/03/2033(2)	763,769

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Serbia - 0.1% - (continued)
EUR 1,416,000	3.13%, 05/15/2027(2)	$ 1,869,539
3,373,000	3.13%, 05/15/2027(1)	4,453,357
		13,385,562
	South Africa - 0.0%
$ 5,680,000	Republic of South Africa Government International Bond 5.75%, 09/30/2049	5,757,816
	Tunisia - 0.0%
	Banque Centrale de Tunisie International Bond
EUR 100,000	5.63%, 02/17/2024(1)	101,429
$ 297,000	5.75%, 01/30/2025(1)	251,051
		352,480
	Turkey - 0.4%
	Turkey Government International Bond
0	3.25%, 03/23/2023	0
8,995,000	4.88%, 10/09/2026	8,860,075
9,000,000	4.88%, 04/16/2043	7,231,050
14,840,000	5.13%, 02/17/2028	14,506,100
24,700,000	5.75%, 05/11/2047	21,325,486
2,000,000	5.95%, 01/15/2031	1,973,320
9,855,000	6.00%, 01/14/2041	8,992,372
		62,888,403
	Ukraine - 0.3%
	Ukraine Government International Bond
10,100,000	6.88%, 05/21/2029(2)	10,415,120
6,430,000	7.25%, 03/15/2033(2)	6,628,661
2,890,000	7.25%, 03/15/2033(1)	2,979,289
4,330,000	7.38%, 09/25/2032(1)	4,503,200
4,500,000	7.75%, 09/01/2022(1)	4,699,134
155,000	7.75%, 09/01/2026(2)	169,530
5,190,000	7.75%, 09/01/2026(1)	5,676,511
10,530,000	7.75%, 09/01/2027(1)	11,519,820
		46,591,265
	United Arab Emirates - 0.1%
225,000	Abu Dhabi Government International Bond 3.13%, 09/30/2049(1)	231,053
4,825,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(1)	4,517,406
	Finance Department Government of Sharjah
200,000	3.63%, 03/10/2033(2)	199,500
1,560,000	3.63%, 03/10/2033(1)	1,556,100
1,065,000	4.38%, 03/10/2051(2)	1,019,303
1,200,000	4.38%, 03/10/2051(1)	1,148,510
		8,671,872
	Venezuela - 0.0%
	Venezuela Government International Bond
1,015,000	7.00%, 12/01/2018*(1)(9)	104,038
3,170,000	7.00%, 03/31/2038*(1)(9)	329,680
4,085,000	7.65%, 04/21/2025*(1)(9)	408,500
4,765,000	7.75%, 10/13/2019*(1)(9)	488,412
11,205,000	8.25%, 10/13/2024*(1)(9)	1,154,115
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Venezuela - 0.0% - (continued)
$ 11,937,200	9.00%, 05/07/2023*(1)(9)	$ 1,199,689
12,825,000	9.25%, 05/07/2028*(1)(9)	1,320,975
		5,005,409
	Total Foreign Government Obligations (cost $664,703,592)	$ 650,319,420
MUNICIPAL BONDS - 0.2%
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey 3.92%, 05/01/2119	$ 13,689,157
5,660,000	University of California 1.32%, 05/15/2027	5,713,344
		19,402,501
	Transportation - 0.1%
5,015,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	5,466,437
1,510,000	Port Auth of New York & New Jersey Rev 4.46%, 10/01/2062(4)	2,074,770
		7,541,207
	Total Municipal Bonds (cost $24,464,594)	$ 26,943,708
SENIOR FLOATING RATE INTERESTS - 0.1%(11)
	Auto Parts & Equipment - 0.0%
1,449,303	Clarios Global L.P. 3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	$ 1,436,390
	Commercial Services - 0.0%
3,143,942	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	3,115,930
	Diversified Financial Services - 0.0%
255,397	Crown Finance U.S., Inc. 3.50%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	269,444
	Entertainment - 0.1%
5,881,713	Crown Finance U.S., Inc. 3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	4,740,778
	Household Products - 0.0%
829,900	Diamond (BC) B.V. 3.09%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	822,339
	Insurance - 0.0%
2,737,694	Asurion LLC 3.09%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,691,071
1,653,850	Hub International Ltd. 2.88%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	1,628,447
		4,319,518
	Total Senior Floating Rate Interests (cost $15,074,139)	$ 14,704,399

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 0.7%
	U.S. Treasury Securities - 0.7%
	U.S. Treasury Bonds - 0.1%
$ 4,055,000	1.13%, 08/15/2040(12)	$ 3,609,267
5,890,000	4.25%, 11/15/2040(12)	8,346,084
5,800,000	4.38%, 02/15/2038(13)	8,183,437
		20,138,788
	U.S. Treasury Notes - 0.6%
1,905,000	0.13%, 07/15/2023	1,903,140
20,660,000	0.25%, 06/15/2024	20,613,192
29,365,000	0.25%, 09/30/2025	28,964,673
6,095,000	0.88%, 06/30/2026	6,148,807
25,740,000	2.38%, 03/15/2022	26,108,002
		83,737,814
	Total U.S. Government Securities (cost $101,384,759)	$ 103,876,602
COMMON STOCKS - 46.3%
	Banks - 4.4%
6,419,184	Bank of America Corp.	$ 246,239,898
1,580,258	JP Morgan Chase & Co.	239,851,559
499,495	PNC Financial Services Group, Inc.	91,112,883
2,067,888	Truist Financial Corp.	112,555,144
		689,759,484
	Capital Goods - 6.0%
204,916	Caterpillar, Inc.	42,366,383
1,190,731	Eaton Corp. plc	188,195,035
772,251	Emerson Electric Co.	77,912,403
671,639	General Dynamics Corp.	131,661,393
520,149	Honeywell International, Inc.	121,605,635
1,465,956	Johnson Controls International plc	104,698,577
394,458	Lockheed Martin Corp.	146,608,205
1,487,560	Raytheon Technologies Corp.	129,343,342
		942,390,973
	Commercial & Professional Services - 0.3%
290,523	Waste Management, Inc.	43,072,940
	Consumer Services - 0.7%
153,435	Darden Restaurants, Inc.	22,383,098
332,023	McDonald's Corp.	80,585,302
		102,968,400
	Diversified Financials - 2.7%
627,100	Ares Management Corp. Class A	44,906,631
168,835	BlackRock, Inc.	146,408,647
278,347	Blackstone Group, Inc. Class A	32,085,059
2,012,433	Morgan Stanley	193,153,319
		416,553,656
	Energy - 2.3%
1,997,372	ConocoPhillips	111,972,675
3,816	Foresight Energy LLC*	34,344
813,696	Phillips 66	59,749,697
691,217	Pioneer Natural Resources Co.	100,482,215
1,747,622	TC Energy Corp.	85,195,872
		357,434,803
	Food, Beverage & Tobacco - 4.3%
1,570,828	Archer-Daniels-Midland Co.	93,809,848
1,005,364	Kellogg Co.	63,699,863
2,555,695	Mondelez International, Inc. Class A	161,673,266
538,750	Nestle S.A. ADR	68,238,344
Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.3% - (continued)
	Food, Beverage & Tobacco - 4.3% - (continued)
568,011	PepsiCo., Inc.	$ 89,149,326
2,018,395	Philip Morris International, Inc.	202,021,156
		678,591,803
	Health Care Equipment & Services - 2.3%
953,256	CVS Health Corp.	78,510,164
1,243,021	Koninklijke Philips N.V. ADR	57,228,687
1,726,873	Medtronic plc	226,755,694
		362,494,545
	Household & Personal Products - 1.9%
581,484	Kimberly-Clark Corp.	78,919,008
1,069,952	Procter & Gamble Co.	152,179,273
1,290,447	Unilever plc ADR	74,239,416
		305,337,697
	Insurance - 3.0%
1,010,788	Chubb Ltd.	170,560,367
3,099,257	MetLife, Inc.	178,827,129
1,223,081	Progressive Corp.	116,388,388
		465,775,884
	Materials - 0.8%
715,646	LyondellBasell Industries N.V. Class A	71,085,117
675,650	Rio Tinto plc ADR(4)	58,315,352
		129,400,469
	Media & Entertainment - 1.5%
3,952,317	Comcast Corp. Class A	232,514,809
	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
1,522,076	AstraZeneca plc ADR	87,123,630
477,188	Eli Lilly & Co.	116,195,278
1,450,544	Johnson & Johnson	249,783,677
1,950,728	Merck & Co., Inc.	149,952,461
669,426	Novartis AG	61,907,434
4,272,124	Pfizer, Inc.	182,889,629
		847,852,109
	Real Estate - 1.4%
774,220	Crown Castle International Corp. REIT	149,494,140
1,452,851	Gaming and Leisure Properties, Inc. REIT	68,777,966
		218,272,106
	Retailing - 1.4%
688,874	Home Depot, Inc.	226,081,558
	Semiconductors & Semiconductor Equipment - 0.6%
590,458	Analog Devices, Inc.	98,854,479
	Software & Services - 0.4%
315,748	Automatic Data Processing, Inc.	66,190,253
	Technology Hardware & Equipment - 2.3%
4,439,695	Cisco Systems, Inc.	245,825,912
2,629,977	Corning, Inc.	110,090,838
		355,916,750
	Telecommunication Services - 0.5%
70,071	Frontier Communications Parent, Inc.*	2,095,823
1,490,206	Verizon Communications, Inc.	83,123,691
		85,219,514
	Transportation - 0.5%
325,236	Union Pacific Corp.	71,148,627
	Utilities - 3.6%
840,807	American Electric Power Co., Inc.	74,091,913

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.3% - (continued)
	Utilities - 3.6% - (continued)
1,575,988	Dominion Energy, Inc.	$ 117,994,221
298,705	DTE Energy Co.	35,044,071
870,430	Duke Energy Corp.	91,490,897
492,011	Entergy Corp.	50,637,772
2,024,702	Exelon Corp.	94,756,054
716,703	Sempra Energy	93,637,247
		557,652,175
	Total Common Stocks (cost $5,157,859,687)	$ 7,253,483,034
ESCROWS - 0.0%(14)
	Materials - 0.0%
505,000	99 Escrow Issuer, Inc. Expires 01/15/2026(2)	$ 475,963
	Media & Entertainment - 0.0%
4,190,000	Scripps Escrow, Inc.(2)	4,323,148
	Total Escrows (cost $4,752,334)	$ 4,799,111
PREFERRED STOCKS - 0.3%
	Banks - 0.1%
770,000	Bank of America Corp. , 4.13%(4)	$ 19,812,100
	Diversified Financials - 0.2%
900,000	Charles Schwab Corp. , 4.45%	24,066,000
2,144	GMAC Capital Trust Series 2, 5.94%(4)(7)	57,095
		24,123,095
	Total Preferred Stocks (cost $41,805,851)	$ 43,935,195
	Total Long-Term Investments (Cost $12,443,703,524)	$ 14,973,877,186
SHORT-TERM INVESTMENTS - 3.8%
	Repurchase Agreements - 3.4%
$ 533,086,982	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $533,087,870; collateralized by U.S. Treasury Bond at 2.500%, maturing 02/15/2045, with a market value of $81,666,450, U.S. Treasury Bond at 3.000%, maturing 05/15/2045, with a market value of $60,973,833, U.S. Treasury Bond at 2.500%, maturing 02/15/2046, with a market value of $5,482,742, U.S. Treasury Bond at 2.875%, maturing 11/15/2046, with a market value of $60,105,475, U.S. Treasury Bond at 3.375%, maturing 11/15/2048, with a market value of $184,496,577 and U.S. Treasury Bond at 1.375%, maturing 08/15/2050, with a market value of $151,023,738	$ 533,086,982
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.8% - (continued)
	Securities Lending Collateral - 0.4%
13,977,192	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(15)		$ 13,977,192
39,006,174	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(15)		39,006,174
4,681,032	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(15)		4,681,032
			57,664,398
	Total Short-Term Investments (cost $590,751,380)		$ 590,751,380
	Total Investments (cost $13,034,454,904)	99.4%	$ 15,564,628,566
	Other Assets and Liabilities	0.6%	91,994,152
	Total Net Assets	100.0%	$ 15,656,622,718
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $336,779,800, representing 2.2% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $1,753,616,460, representing 11.2% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Represents entire or partial securities on loan.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2021, the market value of securities pledged was $9,970,477.
(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2021, the market value of securities pledged was $8,183,437.
(14)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(15)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,584	09/30/2021	$ 349,519,500	$ (17,165)
U.S. Treasury 5-Year Note Future	3,208	09/30/2021	399,220,564	2,273,696
U.S. Treasury Long Bond Future	1,337	09/21/2021	220,228,969	8,656,900
U.S. Treasury Ultra Bond Future	698	09/21/2021	139,272,812	4,833,995
Total				$ 15,747,426
Short position contracts:
Euro-BOBL Future	11	09/08/2021	$ 1,766,278	$ (16,916)
Euro-BUND Future	346	09/08/2021	72,471,800	(1,874,805)
Euro-BUXL 30-Year Bond Future	73	09/08/2021	18,621,649	(1,279,496)
U.S. Treasury 10-Year Note Future	4,520	09/21/2021	607,728,125	(10,293,725)
U.S. Treasury 10-Year Ultra Future	207	09/21/2021	31,101,750	(981,218)
Total				$ (14,446,160)
Total futures contracts				$ 1,301,266

OTC Credit Default Swap Contracts Outstanding at July 31, 2021
Reference Entity	Counter- party	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V1	GSC	USD	430,000	5.00%	06/20/2025	Quarterly	$ 28,154	$ —	$ 52,737	$ 24,583
Total OTC credit default swap contracts							$ 28,154	$ —	$ 52,737	$ 24,583

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2021
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1	USD	20,300,000	(1.00%)	06/20/2026	Quarterly	$ 764,186	$ 581,568	$ (182,618)
Sell protection:
CDX.NA.HY.33.V12	USD	65,116,850	5.00%	12/20/2024	Quarterly	$ 1,265,422	$ 6,383,501	$ 5,118,079
CDX.NA.HY.35.V1	USD	445,000	5.00%	12/20/2025	Quarterly	32,322	(38,736)	(71,058)
CDX.NA.HY.36.V1	USD	3,640,000	5.00%	06/20/2026	Quarterly	327,754	359,305	31,551
CDX.NA.IG.35.V1	USD	117,725,000	1.00%	12/20/2025	Quarterly	2,474,103	2,970,046	495,943
Total						$ 4,099,601	$ 9,674,116	$ 5,574,515
Credit default swaps on single-name issues:
Buy protection:
United Mexican States	USD	12,955,000	(1.00%)	06/20/2026	Quarterly	$ 109,740	$ (39,470)	$ (149,210)
Total						$ 109,740	$ (39,470)	$ (149,210)
Total centrally cleared credit default swap contracts						$ 4,973,527	$ 10,216,214	$ 5,242,687

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
1,525,000	AUD	1,122,941	USD	JPM	09/15/2021	$ (3,561)
7,520,000	BRL	1,412,127	USD	MSC	09/02/2021	25,296
2,030,000	BRL	399,137	USD	CBK	09/02/2021	(11,109)
1,430,000	CAD	1,136,693	USD	JPM	09/15/2021	9,489
204,650,000	CLP	281,190	USD	BNP	09/15/2021	(11,879)
952,500,000	CLP	1,330,307	USD	BCLY	09/15/2021	(76,857)
1,030,050,000	COP	277,070	USD	BNP	09/15/2021	(12,114)
4,891,200,000	COP	1,356,688	USD	JPM	09/15/2021	(98,543)
5,025,000	CZK	237,645	USD	BOA	09/15/2021	(4,057)
5,025,000	CZK	238,751	USD	GSC	09/15/2021	(5,164)
29,470,000	CZK	1,406,078	USD	BCLY	09/15/2021	(36,165)
14,900,000	EGP	926,329	USD	GSC	09/15/2021	11,970
6,208,000	EUR	7,348,526	USD	GSC	09/15/2021	22,446
684,000	EUR	807,549	USD	BCLY	09/15/2021	4,588
270,000	EUR	319,717	USD	MSC	09/15/2021	863
162,000	EUR	191,597	USD	BOA	09/15/2021	751
335,000	EUR	397,200	USD	CBK	09/15/2021	557
228,000	EUR	270,847	USD	JPM	09/15/2021	(135)
14,000	EUR	17,104	USD	BMO	09/15/2021	(481)
549,000	EUR	655,773	USD	BOA	09/15/2021	(3,927)
70,000,000	HUF	239,030	USD	BOA	09/15/2021	(7,763)
70,000,000	HUF	240,810	USD	GSC	09/15/2021	(9,544)
405,700,000	HUF	1,422,643	USD	CBK	09/15/2021	(82,287)
23,162,000,000	IDR	1,605,466	USD	GSC	09/15/2021	(9,187)
18,725,000	INR	251,748	USD	GSC	09/15/2021	(1,254)
18,725,000	INR	252,580	USD	JPM	09/15/2021	(2,086)
100,400,000	INR	1,363,112	USD	MSC	09/15/2021	(20,013)
297,565,000	KRW	262,751	USD	BOA	09/15/2021	(4,246)
297,565,000	KRW	266,063	USD	JPM	09/15/2021	(7,558)
1,505,130,000	KRW	1,353,218	USD	BNP	09/15/2021	(45,660)
40,165,000	MXN	1,950,068	USD	GSC	09/15/2021	55,062
41,330,000	MXN	2,030,816	USD	JPM	09/15/2021	32,473
1,645,000	NZD	1,145,084	USD	JPM	09/15/2021	765
2,423,000	PEN	619,060	USD	MSC	09/15/2021	(22,467)
2,422,000	PEN	630,319	USD	GSC	09/15/2021	(33,973)
945,000	PLN	251,981	USD	BOA	09/15/2021	(6,648)
945,000	PLN	253,837	USD	GSC	09/15/2021	(8,504)
24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
5,140,000	PLN	1,401,280	USD	DEUT	09/15/2021	$ (66,875)
103,280,000	RUB	1,398,795	USD	GSC	09/15/2021	2,159
16,285,000	RUB	221,922	USD	BNP	09/15/2021	(1,022)
16,285,000	RUB	223,298	USD	GSC	09/15/2021	(2,399)
345,000	SGD	258,848	USD	BOA	09/15/2021	(4,242)
345,000	SGD	260,115	USD	JPM	09/15/2021	(5,509)
1,805,000	SGD	1,363,215	USD	BNP	09/15/2021	(31,146)
1,153,873	USD	1,525,000	AUD	JPM	09/15/2021	34,492
1,856,616	USD	9,550,000	BRL	CBK	09/02/2021	31,164
1,160,135	USD	1,430,000	CAD	UBS	09/15/2021	13,953
410,911	USD	302,800,000	CLP	BNP	09/15/2021	12,438
1,115,339	USD	854,350,000	CLP	MSC	09/15/2021	(8,949)
421,318	USD	1,578,300,000	COP	BNP	09/15/2021	15,338
1,103,027	USD	4,342,950,000	COP	BNP	09/15/2021	(14,093)
692,942	USD	14,830,000	CZK	GSC	09/15/2021	3,569
1,134,807	USD	24,690,000	CZK	GSC	09/15/2021	(12,908)
18,802,811	USD	15,930,000	EUR	BNP	08/31/2021	(105,453)
102,599,753	USD	84,233,000	EUR	CBK	09/15/2021	2,587,018
2,133,437	USD	1,757,000	EUR	MSC	09/15/2021	47,291
3,298,438	USD	2,762,000	EUR	JPM	09/15/2021	19,021
729,389	USD	601,000	EUR	BMO	09/15/2021	15,802
987,714	USD	830,000	EUR	SCB	09/15/2021	2,226
296,181	USD	249,000	EUR	SSG	09/15/2021	534
987,259	USD	832,000	EUR	SSG	09/15/2021	(604)
147,660	USD	125,000	EUR	WEST	09/15/2021	(757)
812,284	USD	688,000	EUR	MSC	09/15/2021	(4,602)
855,396	USD	725,000	EUR	UBS	09/15/2021	(5,422)
1,377,069	USD	1,166,000	EUR	JPM	09/15/2021	(7,363)
2,337,015	USD	1,976,000	EUR	BCLY	09/15/2021	(9,157)
22,053	USD	16,000	GBP	MSC	08/31/2021	(189)
686,908	USD	205,200,000	HUF	JPM	09/15/2021	8,966
1,119,845	USD	340,500,000	HUF	MSC	09/15/2021	(5,103)
440,328	USD	6,442,000,000	IDR	MSC	09/15/2021	(3,642)
1,144,422	USD	16,720,000,000	IDR	JPM	09/15/2021	(7,887)
689,913	USD	51,740,000	INR	JPM	09/15/2021	(2,238)
1,149,359	USD	86,110,000	INR	CBK	09/15/2021	(2,575)
695,711	USD	788,240,000	KRW	BOA	09/15/2021	10,939
1,132,516	USD	1,312,020,000	KRW	BNP	09/15/2021	(7,281)
2,267,125	USD	45,284,000	MXN	BCLY	09/15/2021	6,443
1,115,714	USD	22,461,000	MXN	GSC	09/15/2021	(5,591)
664,121	USD	13,750,000	MXN	JPM	09/15/2021	(22,311)
1,153,308	USD	1,645,000	NZD	MSC	09/15/2021	7,458
1,236,673	USD	4,797,000	PEN	BOA	09/15/2021	55,554
12,371	USD	48,000	PEN	JPM	09/15/2021	553
697,998	USD	2,660,000	PLN	GSC	09/15/2021	7,431
1,124,000	USD	4,370,000	PLN	BCLY	09/15/2021	(10,503)
701,508	USD	51,410,000	RUB	JPM	09/15/2021	4,151
1,134,413	USD	84,440,000	RUB	GSC	09/15/2021	(10,983)
697,017	USD	935,000	SGD	JPM	09/15/2021	6,998
1,146,320	USD	1,560,000	SGD	JPM	09/15/2021	(4,942)
Total foreign currency contracts						$ 2,168,830
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 17,335,627	$ —	$ 17,335,627	$ —
Corporate Bonds	6,858,480,090	—	6,858,480,090	—
Foreign Government Obligations	650,319,420	—	650,319,420	—
Municipal Bonds	26,943,708	—	26,943,708	—
Senior Floating Rate Interests	14,704,399	—	14,704,399	—
U.S. Government Securities	103,876,602	—	103,876,602	—
Common Stocks
Banks	689,759,484	689,759,484	—	—
Capital Goods	942,390,973	942,390,973	—	—
Commercial & Professional Services	43,072,940	43,072,940	—	—
Consumer Services	102,968,400	102,968,400	—	—
Diversified Financials	416,553,656	416,553,656	—	—
Energy	357,434,803	357,434,803	—	—
Food, Beverage & Tobacco	678,591,803	678,591,803	—	—
Health Care Equipment & Services	362,494,545	362,494,545	—	—
Household & Personal Products	305,337,697	305,337,697	—	—
Insurance	465,775,884	465,775,884	—	—
Materials	129,400,469	129,400,469	—	—
Media & Entertainment	232,514,809	232,514,809	—	—
Pharmaceuticals, Biotechnology & Life Sciences	847,852,109	785,944,675	61,907,434	—
Real Estate	218,272,106	218,272,106	—	—
Retailing	226,081,558	226,081,558	—	—
Semiconductors & Semiconductor Equipment	98,854,479	98,854,479	—	—
Software & Services	66,190,253	66,190,253	—	—
Technology Hardware & Equipment	355,916,750	355,916,750	—	—
Telecommunication Services	85,219,514	85,219,514	—	—
Transportation	71,148,627	71,148,627	—	—
Utilities	557,652,175	557,652,175	—	—
Escrows	4,799,111	—	4,799,111	—
Preferred Stocks	43,935,195	43,935,195	—	—
Short-Term Investments	590,751,380	57,664,398	533,086,982	—
Foreign Currency Contracts(2)	3,057,758	—	3,057,758	—
Futures Contracts(2)	15,764,591	15,764,591	—	—
Swaps - Credit Default(2)	5,670,156	—	5,670,156	—
Total	$ 15,589,121,071	$ 7,308,939,784	$ 8,280,181,287	$ —
Liabilities
Foreign Currency Contracts(2)	$ (888,928)	$ —	$ (888,928)	$ —
Futures Contracts(2)	(14,463,325)	(14,463,325)	—	—
Swaps - Credit Default(2)	(402,886)	—	(402,886)	—
Total	$ (15,755,139)	$ (14,463,325)	$ (1,291,814)	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
26

Hartford AARP Balanced Retirement Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.8%
	Asset-Backed - Finance & Insurance - 1.0%
$ 250,000	Bain Capital Credit CLO Ltd. 2.74%, 10/23/2032, 3 mo. USD LIBOR + 2.600%(1)(2)	$ 250,125
250,000	Carlyle Global Market Strategies CLO Ltd. 1.93%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	248,336
250,000	CIFC Funding Ltd. 2.58%, 04/23/2029, 3 mo. USD LIBOR + 2.450%(1)(2)	250,235
280,000	Madison Park Funding Ltd. 2.63%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(2)	277,363
		1,026,059
	Asset-Backed - Home Equity - 0.3%
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	120,061
210,000	3.02%, 10/19/2037(1)	215,431
		335,492
	Commercial Mortgage-Backed Securities - 3.7%
165,000	BAMLL Commercial Mortgage Securities Trust 2.84%, 11/15/2030, 1 mo. USD LIBOR + 2.750%(1)(2)	167,243
	Benchmark Mortgage Trust
939,385	0.51%, 07/15/2051(3)(4)	24,565
3,180,573	1.23%, 03/15/2062(3)(4)	239,855
99,904	1.79%, 07/15/2053(3)(4)	11,230
90,000	3.21%, 09/15/2053	94,398
40,000	BFLD Trust 2.14%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	40,450
	BX Commercial Mortgage Trust
160,861	1.54%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	161,264
98,241	1.64%, 11/15/2032, 1 mo. USD LIBOR + 1.550%(1)(2)	98,549
134,050	2.09%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	134,466
2,873,512	CD Mortgage Trust 1.00%, 02/10/2050(3)(4)	128,125
86,366	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(5)	86,595
91,549	Commercial Mortgage Trust 0.99%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(2)	91,608
200,000	CSMC Trust 3.65%, 11/13/2039(1)(4)	181,336
1,586,455	DBGS Mortgage Trust 0.20%, 10/15/2051(3)(4)	20,540
	DBJPM Mortgage Trust
1,752,342	1.47%, 08/10/2049(3)(4)	105,051
1,850,625	1.71%, 09/15/2053(3)(4)	188,434
210,000	Hudson Yards Mortgage Trust 3.44%, 07/10/2039(1)(4)	223,521
15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	15,703
2,936,168	JPMDB Commercial Mortgage Securities Trust 0.64%, 06/15/2051(3)(4)	90,211
	Morgan Stanley Capital Trust
982,392	0.82%, 07/15/2051(3)(4)	43,578
283,556	1.34%, 06/15/2050(3)(4)	16,074
136,000	1.49%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	136,043
255,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	259,644
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	62,553
	SREIT Trust
220,000	1.13%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	219,582
80,000	1.48%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	79,848
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.8% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
$ 15,000	Wells Fargo Commercial Mortgage Trust 4.15%, 05/15/2048(4)	$ 15,424
	Wells Fargo N.A.
939,162	0.50%, 08/15/2061(3)(4)	24,876
2,933,727	0.90%, 05/15/2062(3)(4)	175,834
2,740,376	0.96%, 08/15/2061(3)(4)	174,983
2,666,212	1.23%, 03/15/2063(3)(4)	229,219
1,744,990	1.79%, 03/15/2063(3)(4)	238,057
65,000	2.34%, 03/15/2063	65,300
		3,844,159
	Other Asset-Backed Securities - 5.0%
	AMMC CLO Ltd.
250,000	1.74%, 05/26/2031, 3 mo. USD LIBOR + 1.600%(1)(2)	249,236
250,000	1.93%, 10/16/2028, 3 mo. USD LIBOR + 1.800%(1)(2)	250,143
250,000	Bain Capital Credit CLO Ltd. 2.13%, 01/15/2029, 3 mo. USD LIBOR + 2.000%(1)(2)	249,974
250,000	Carlyle U.S. CLO Ltd. 3.08%, 04/20/2034, 3 mo. USD LIBOR + 2.950%(1)(2)	249,786
	Domino's Pizza Master Issuer LLC
84,788	2.66%, 04/25/2051(1)	88,458
145,875	4.12%, 07/25/2048(1)	151,926
250,000	Dryden 80 CLO Ltd. 2.03%, 01/17/2033, 3 mo. USD LIBOR + 1.900%(1)(2)	250,248
250,000	LCM XXIII Ltd. 3.43%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(2)	249,235
	Madison Park Funding Ltd.
250,000	1.84%, 10/22/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	250,064
250,000	1.84%, 01/23/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	250,072
250,000	1.98%, 01/15/2033, 3 mo. USD LIBOR + 1.850%(1)(2)	250,213
	Mill City Mortgage Loan Trust
31,692	2.75%, 01/25/2061(1)(4)	32,130
53,486	3.47%, 08/25/2058(1)(4)	55,449
250,000	Niagara Park Clo Ltd. 1.74%, 07/17/2032, 3 mo. USD LIBOR + 1.600%(1)(2)	250,048
	Octagon Investment Partners Ltd.
250,000	1.88%, 07/25/2030, 3 mo. USD LIBOR + 1.750%(1)(2)	249,547
250,000	2.18%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	249,999
275,000	2.68%, 10/20/2031, 3 mo. USD LIBOR + 2.550%(1)(2)	275,142
250,000	4.13%, 10/20/2031, 3 mo. USD LIBOR + 4.000%(1)(2)	249,864
250,000	OHA Loan Funding Ltd. 2.06%, 11/15/2032, 3 mo. USD LIBOR + 1.900%(1)(2)	250,111
250,000	Race Point CLO Ltd. 2.21%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	245,146
250,000	RR Ltd. 2.13%, 01/15/2033, 3 mo. USD LIBOR + 2.000%(1)(2)	250,295
250,000	Shackleton CLO Ltd. 1.86%, 07/17/2028, 3 mo. USD LIBOR + 1.730%(1)(2)	250,229
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	100,886
30,000	1.89%, 08/25/2045(1)	30,210
	Towd Point Mortgage Trust
23,532	2.75%, 10/25/2056(1)(4)	23,884

27

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.8% - (continued)
	Other Asset-Backed Securities - 5.0% - (continued)
$ 67,342	2.90%, 10/25/2059(1)(4)	$ 69,787
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	131,153
24,521	3.19%, 07/15/2044(1)	25,411
		5,228,646
	Whole Loan Collateral CMO - 1.8%
28,332	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(4)	28,419
11,052	Angel Oak Mortgage Trust LLC 3.65%, 09/25/2048(1)(4)	11,118
45,170	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(4)	45,877
22,092	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	22,410
	Fannie Mae Connecticut Avenue Securities
81,931	2.29%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	83,598
115,505	3.09%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(2)	118,646
17,037	5.09%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(2)	17,457
31,891	5.64%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	33,472
39,648	GCAT LLC 2.99%, 02/25/2059(1)(5)	39,837
67,476	GCAT Trust 2.65%, 10/25/2068(1)(4)	69,606
	GS Mortgage-Backed Securities Corp. Trust
98,787	2.78%, 06/25/2051(1)(4)	94,091
453,819	2.82%, 05/25/2051(1)(4)	455,974
196,816	3.34%, 03/27/2051(4)	204,020
323,283	JP Morgan Mortgage Trust 4.18%, 11/25/2050(1)(4)	343,998
64,969	Mill City Mortgage Loan Trust 3.25%, 10/25/2069(1)(4)	68,614
	New Residential Mortgage Loan Trust
46,116	3.25%, 09/25/2056(1)(4)	48,745
49,803	3.50%, 12/25/2057(1)(4)	51,546
39,398	3.75%, 11/25/2056(1)(4)	41,884
	Seasoned Credit Risk Transfer Trust
25,068	2.50%, 08/25/2059	26,005
9,276	3.50%, 10/25/2058	10,337
35,657	Verus Securitization Trust 3.14%, 11/25/2059(1)(4)	36,459
94,911	Wells Fargo Mortgage Backed Securities Trust 3.00%, 07/25/2050(1)(4)	96,371
		1,948,484
	Total Asset & Commercial Mortgage-Backed Securities (cost $12,193,757)	$ 12,382,840
CORPORATE BONDS - 19.3%
	Advertising - 0.1%
125,000	Lamar Media Corp. 4.88%, 01/15/2029	$ 132,188
	Aerospace/Defense - 0.4%
10,000	Boeing Co. 3.25%, 02/01/2035	10,323
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	134,062
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	130,918
75,000	Raytheon Technologies Corp. 5.70%, 04/15/2040	106,001
20,000	TransDigm, Inc. 6.25%, 03/15/2026(1)	21,003
25,000	United Technologies Corp. 4.45%, 11/16/2038	30,921
		433,228
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.3% - (continued)
	Agriculture - 0.3%
	Altria Group, Inc.
$ 10,000	3.40%, 05/06/2030	$ 10,777
35,000	3.88%, 09/16/2046	35,416
90,000	4.80%, 02/14/2029	105,226
130,000	BAT Capital Corp. 4.91%, 04/02/2030	151,050
		302,469
	Apparel - 0.1%
125,000	William Carter Co. 5.50%, 05/15/2025(1)	131,578
	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,917
120,000	6.75%, 04/01/2046	174,719
		180,636
	Auto Parts & Equipment - 0.4%
115,000	Adient U.S. LLC 9.00%, 04/15/2025(1)	125,718
112,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	118,440
125,000	Dana, Inc. 5.63%, 06/15/2028	134,499
		378,657
	Beverages - 0.4%
93,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	103,676
155,000	Coca-Cola Femsa S.A.B. de C.V. 1.85%, 09/01/2032	150,456
	Constellation Brands, Inc.
100,000	2.88%, 05/01/2030	106,287
30,000	3.60%, 02/15/2028	33,519
		393,938
	Biotechnology - 0.1%
	Amgen, Inc.
51,000	2.77%, 09/01/2053	49,577
38,000	5.15%, 11/15/2041	50,952
5,000	Royalty Pharma plc 1.75%, 09/02/2027(1)	5,028
		105,557
	Chemicals - 1.1%
5,000	Dow Chemical Co. 4.80%, 05/15/2049	6,544
115,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	153,460
145,000	Huntsman International LLC 4.50%, 05/01/2029	166,978
	Nutrien Ltd.
135,000	2.95%, 05/13/2030	144,992
10,000	3.95%, 05/13/2050	11,798
105,000	Rohm and Haas Co. 7.85%, 07/15/2029	145,678
	Sherwin-Williams Co.
10,000	3.30%, 05/15/2050	10,949
85,000	4.50%, 06/01/2047	107,709
125,000	Tronox, Inc. 6.50%, 05/01/2025(1)	132,344
145,000	Westlake Chemical Corp. 3.60%, 08/15/2026	160,185
145,000	Yara International ASA 3.15%, 06/04/2030(1)	157,266
		1,197,903
	Commercial Banks - 0.6%
250,000	Bank of America Corp. 6.11%, 01/29/2037	347,461
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	68,290
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	25,666
180,000	4.90%, 11/17/2045	234,047
		675,464

28

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.3% - (continued)
	Commercial Services - 0.3%
$ 5,000	Equifax, Inc. 3.10%, 05/15/2030	$ 5,442
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	15,173
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	15,413
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	15,921
10,000	3.20%, 08/15/2029	10,820
125,000	Service Corp. International 4.63%, 12/15/2027	131,562
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	131,306
		325,637
	Construction Materials - 0.7%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	58,231
107,000	Builders FirstSource, Inc. 6.75%, 06/01/2027(1)	114,490
	Carrier Global Corp.
10,000	2.70%, 02/15/2031	10,505
100,000	2.72%, 02/15/2030	105,817
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	121,172
130,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)	134,875
65,000	Masonite International Corp. 3.50%, 02/15/2030(1)	65,499
125,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	130,114
		740,703
	Distribution/Wholesale - 0.1%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	128,125
	Diversified Financial Services - 0.1%
100,000	Brookfield Finance LLC 3.45%, 04/15/2050	105,919
40,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(1)	43,373
		149,292
	Electric - 1.0%
135,000	Ameren Corp. 3.50%, 01/15/2031	150,698
130,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	150,599
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	127,200
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	11,002
115,000	Exelon Corp. 5.10%, 06/15/2045	153,637
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,932
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	21,362
120,000	NextEra Energy Operating Partners L.P. 4.50%, 09/15/2027(1)	129,300
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	38,327
	Puget Energy, Inc.
40,000	3.65%, 05/15/2025	43,248
15,000	4.10%, 06/15/2030	17,011
5,000	Sempra Energy 4.00%, 02/01/2048	5,737
125,000	Southern Co. 4.40%, 07/01/2046	150,420
		1,003,473
	Electrical Components & Equipment - 0.1%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	133,692
	Electronics - 0.3%
150,000	Jabil, Inc. 3.60%, 01/15/2030	162,512
135,000	Keysight Technologies, Inc. 4.60%, 04/06/2027	158,281
		320,793
	Food - 0.5%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	128,946
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.3% - (continued)
	Food - 0.5% - (continued)
$ 75,000	Kellogg Co. 4.50%, 04/01/2046	$ 94,335
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	122,250
120,000	Sysco Corp. 6.60%, 04/01/2040(7)	179,020
25,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	25,031
		549,582
	Gas - 0.1%
85,000	NiSource, Inc. 5.65%, 02/01/2045	119,028
	Healthcare - Products - 0.5%
75,000	Boston Scientific Corp. 4.70%, 03/01/2049	98,267
125,000	Hologic, Inc. 4.63%, 02/01/2028(1)	131,875
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	130,312
110,000	Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030	122,436
		482,890
	Healthcare - Services - 0.6%
125,000	Charles River Laboratories International, Inc. 4.25%, 05/01/2028(1)	130,469
95,000	CommonSpirit Health 1.55%, 10/01/2025	96,335
	HCA, Inc.
120,000	5.13%, 06/15/2039	152,823
115,000	5.88%, 02/01/2029	140,587
125,000	Tenet Healthcare Corp. 4.63%, 09/01/2024(1)	127,813
		648,027
	Home Builders - 0.4%
20,000	Lennar Corp. 4.75%, 11/29/2027	23,304
130,000	M/I Homes, Inc. 4.95%, 02/01/2028	136,240
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	135,420
120,000	Toll Brothers Finance Corp. 4.35%, 02/15/2028	132,900
		427,864
	Insurance - 0.7%
110,000	American International Group, Inc. 6.25%, 05/01/2036	155,449
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	110,260
135,000	Globe Life, Inc. 4.55%, 09/15/2028	159,452
125,000	Radian Group, Inc. 6.63%, 03/15/2025	140,000
100,000	Unum Group 5.75%, 08/15/2042	125,524
20,000	Willis North America, Inc. 2.95%, 09/15/2029	21,174
		711,859
	Internet - 0.1%
125,000	Go Daddy Operating Co. LLC 5.25%, 12/01/2027(1)	131,116
	Iron/Steel - 0.2%
145,000	Steel Dynamics, Inc. 3.25%, 01/15/2031	158,236
25,000	Vale Overseas Ltd. 3.75%, 07/08/2030	26,750
		184,986
	IT Services - 0.2%
125,000	Leidos, Inc. 4.38%, 05/15/2030	143,635
	Presidio Holdings, Inc.
49,000	4.88%, 02/01/2027(1)	50,499
20,000	8.25%, 02/01/2028(1)	21,725
		215,859

29

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.3% - (continued)
	Lodging - 0.2%
$ 35,000	Boyd Gaming Corp. 8.63%, 06/01/2025(1)	$ 38,149
125,000	Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(1)	130,639
		168,788
	Machinery-Diversified - 0.3%
120,000	Stevens Holding Co., Inc. 6.13%, 10/01/2026(1)	128,700
155,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	165,317
		294,017
	Media - 1.2%
125,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	132,494
110,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	154,623
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	7,102
	Discovery Communications LLC
152,000	4.00%, 09/15/2055	163,085
15,000	5.30%, 05/15/2049	19,274
140,000	Fox Corp. 3.50%, 04/08/2030(7)	155,998
120,000	Sirius XM Radio, Inc. 5.50%, 07/01/2029(1)	131,418
130,000	TEGNA, Inc. 4.63%, 03/15/2028	133,900
120,000	ViacomCBS, Inc. 5.85%, 09/01/2043	167,378
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)	41,050
150,000	Ziggo B.V. 5.50%, 01/15/2027(1)	155,658
		1,261,980
	Office/Business Equipment - 0.0%
55,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	58,022
	Oil & Gas - 0.8%
135,000	Apache Corp. 4.25%, 01/15/2030	140,737
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	13,592
91,000	Devon Energy Corp. 4.50%, 01/15/2030(1)	99,201
	Diamondback Energy, Inc.
160,000	3.50%, 12/01/2029	173,294
5,000	4.75%, 05/31/2025	5,613
	Hess Corp.
135,000	5.60%, 02/15/2041	169,593
5,000	7.30%, 08/15/2031	6,834
135,000	Valero Energy Corp. 4.00%, 04/01/2029	151,184
85,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	89,055
		849,103
	Packaging & Containers - 0.6%
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	131,562
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	135,190
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	69,550
120,000	Owens-Brockway Glass Container, Inc. 6.63%, 05/13/2027(1)	129,600
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	129,688
		595,590
	Pharmaceuticals - 0.7%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	6,130
115,000	4.75%, 03/15/2045	146,354
120,000	Bausch Health Cos., Inc. 5.75%, 08/15/2027(1)	126,300
125,000	Becton Dickinson and Co. 2.82%, 05/20/2030(7)	132,811
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.3% - (continued)
	Pharmaceuticals - 0.7% - (continued)
	CVS Health Corp.
$ 100,000	3.75%, 04/01/2030	$ 113,646
35,000	5.13%, 07/20/2045	46,220
100,000	Zoetis, Inc. 4.70%, 02/01/2043	131,377
		702,838
	Pipelines - 1.4%
140,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	163,953
125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	134,844
	Energy Transfer Operating L.P.
125,000	5.25%, 04/15/2029	148,832
10,000	5.35%, 05/15/2045	11,846
	MPLX L.P.
20,000	4.00%, 03/15/2028	22,463
15,000	4.13%, 03/01/2027	16,904
90,000	4.80%, 02/15/2029	106,630
5,000	5.20%, 03/01/2047	6,199
5,000	5.20%, 12/01/2047	6,101
5,000	5.50%, 02/15/2049	6,499
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	5,592
110,000	4.35%, 03/15/2029	125,401
10,000	5.85%, 01/15/2026	11,842
125,000	Rattler Midstream L.P. 5.63%, 07/15/2025(1)	130,285
10,000	Sunoco Logistics Partners Operations L.P. 5.30%, 04/01/2044	11,827
125,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	135,781
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	157,651
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	30,866
35,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)(8)	35,787
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	162,196
		1,431,499
	Real Estate Investment Trusts - 1.1%
135,000	American Tower Corp. 3.80%, 08/15/2029	151,897
150,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	170,692
140,000	Crown Castle International Corp. 3.30%, 07/01/2030	152,311
155,000	Equinix, Inc. 2.15%, 07/15/2030	155,759
140,000	GLP Capital L.P. / GLP Financing II, Inc. 5.75%, 06/01/2028	168,188
25,000	SBA Tower Trust 2.84%, 01/15/2050(1)	26,075
	VEREIT Operating Partnership L.P.
5,000	3.40%, 01/15/2028	5,514
140,000	3.95%, 08/15/2027	159,527
125,000	VICI Properties L.P. / VICI Note Co., Inc. 4.63%, 12/01/2029(1)	133,750
		1,123,713
	Retail - 1.3%
125,000	1011778 BC ULC / New Red Finance, Inc. 4.38%, 01/15/2028(1)	126,725
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	147,986
5,000	3.80%, 01/25/2050(1)	5,513
100,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(1)	105,001
135,000	Dollar General Corp. 3.50%, 04/03/2030	151,143

30

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.3% - (continued)
	Retail - 1.3% - (continued)
$ 35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	$ 36,388
90,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	92,399
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	11,188
100,000	4.38%, 09/15/2045	122,075
	McDonald's Corp.
15,000	3.63%, 09/01/2049	17,024
7,000	3.70%, 02/15/2042	7,912
15,000	4.20%, 04/01/2050	18,492
65,000	4.45%, 09/01/2048	82,604
130,000	O'Reilly Automotive, Inc. 4.20%, 04/01/2030	152,264
100,000	Starbucks Corp. 4.45%, 08/15/2049	127,174
95,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	99,513
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	38,325
		1,341,726
	Semiconductors - 0.4%
40,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	44,345
	Broadcom, Inc.
25,000	4.30%, 11/15/2032	28,836
65,000	5.00%, 04/15/2030	77,528
20,000	Microchip Technology, Inc. 2.67%, 09/01/2023	20,775
124,000	Micron Technology, Inc. 5.33%, 02/06/2029	150,610
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
5,000	3.15%, 05/01/2027(1)	5,402
100,000	4.30%, 06/18/2029(1)	116,040
		443,536
	Software - 0.4%
35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	35,072
12,000	Dun & Bradstreet Corp. 10.25%, 02/15/2027(1)	13,095
115,000	Fair Isaac Corp. 5.25%, 05/15/2026(1)	130,812
20,000	MSCI, Inc. 3.88%, 02/15/2031(1)	21,250
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	129,219
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	127,002
		456,450
	Telecommunications - 1.0%
	AT&T, Inc.
40,000	3.50%, 02/01/2061	39,919
35,000	4.35%, 06/15/2045	40,570
10,000	4.50%, 03/09/2048	11,959
100,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	151,068
160,000	Motorola Solutions, Inc. 2.30%, 11/15/2030	159,792
160,000	Nokia Oyj 6.63%, 05/15/2039	219,200
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	50,278
105,000	4.38%, 04/15/2040	124,380
3,000	4.50%, 04/15/2050	3,670
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	5,845
65,000	4.13%, 08/15/2046	76,925
	Vodafone Group plc
5,000	4.25%, 09/17/2050	5,904
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.3% - (continued)
	Telecommunications - 1.0% - (continued)
$ 6,000	4.38%, 02/19/2043	$ 7,074
100,000	5.25%, 05/30/2048	133,032
		1,029,616
	Transportation - 0.3%
120,000	FedEx Corp. 5.10%, 01/15/2044	159,310
120,000	Union Pacific Corp. 2.97%, 09/16/2062	118,804
		278,114
	Total Corporate Bonds (cost $19,962,893)	$ 20,239,536
MUNICIPAL BONDS - 0.5%
	Airport - 0.0%
25,000	Chicago, IL, O'Hare International Airport 3.01%, 01/01/2038	$ 26,859
	Development - 0.0%
15,000	New York City Industrial Dev Agency, (AGM Insured) 3.19%, 03/01/2040	15,623
	General - 0.2%
80,000	Dist of Columbia Rev 3.43%, 04/01/2042	86,663
40,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	52,586
		139,249
	Transportation - 0.3%
235,000	Chicago, IL, Transit Auth 3.40%, 12/01/2032	263,037
30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	40,539
		303,576
	Total Municipal Bonds (cost $434,165)	$ 485,307
U.S. GOVERNMENT AGENCIES - 4.4%
	Mortgage-Backed Agencies - 4.4%
	FHLMC - 0.7%
4,258,098	0.07%, 10/25/2026(3)(4)	$ 19,397
1,294,231	0.28%, 11/25/2023(3)(4)	6,678
712,414	0.60%, 03/25/2027(3)(4)	22,166
2,127,069	1.12%, 06/25/2030(3)(4)	188,044
119,757	1.13%, 02/25/2052(3)(4)	10,049
550,290	1.33%, 06/25/2030(3)(4)	57,542
1,790,000	1.38%, 06/25/2030(3)(4)	189,284
1,053,706	1.43%, 07/25/2030(3)(4)	115,995
14,365	1.50%, 10/15/2042	14,426
18,482	1.70%, 10/15/2039	18,752
34,203	2.50%, 12/15/2042	35,899
		678,232
	FNMA - 1.7%
367,464	1.21%, 06/25/2034(3)(4)	36,821
23,562	1.50%, 08/25/2041	24,063
8,993	1.50%, 11/25/2042	9,019
17,349	1.70%, 06/25/2043	17,623
15,693	1.75%, 01/25/2040	15,881
18,287	2.00%, 06/25/2043	18,722
33,289	2.50%, 09/25/2049	35,055

31

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 4.4% - (continued)
	Mortgage-Backed Agencies - 4.4% - (continued)
	FNMA - 1.7% - (continued)
$ 15,863	2.50%, 03/25/2053	$ 16,385
450,000	3.50%, 08/25/2048	499,825
54,072	3.50%, 04/25/2053	55,622
425,000	4.00%, 01/25/2042	496,463
450,000	4.00%, 06/25/2042	512,483
87,224	4.00%, 08/01/2049	93,173
		1,831,135
	GNMA - 2.0%
23,736	1.50%, 04/16/2040	23,946
500,000	3.00%, 09/20/2045	525,739
480,000	3.00%, 04/20/2046	504,465
485,611	3.00%, 08/20/2047	510,169
450,000	3.50%, 02/20/2049	502,093
		2,066,412
	Total U.S. Government Agencies (cost $4,628,660)	$ 4,575,779
U.S. GOVERNMENT SECURITIES - 2.7%
	U.S. Treasury Securities - 2.7%
	U.S. Treasury Bonds - 2.7%
140,000	3.13%, 08/15/2044(9)	$ 173,310
40,000	3.13%, 05/15/2048	50,459
375,000	3.63%, 08/15/2043	497,051
1,360,000	3.63%, 02/15/2044	1,810,341
260,000	3.75%, 11/15/2043	351,518
	Total U.S. Government Securities (cost $3,002,605)	$ 2,882,679
COMMON STOCKS - 35.4%
	Banks - 1.2%
8,157	Bank of Nova Scotia	$ 509,323
3,837	PNC Financial Services Group, Inc.	699,907
		1,209,230
	Capital Goods - 3.1%
311	AGCO Corp.	41,086
11,989	Assa Abloy AB Class B	384,562
64,296	BAE Systems plc	515,496
362	Deere & Co.	130,896
3,997	Fortive Corp.	290,422
4,351	Kubota Corp.	90,986
1,168	Lockheed Martin Corp.	434,111
2,259	Otis Worldwide Corp.	202,293
6,195	Raytheon Technologies Corp.	538,655
5,907	Vinci S.A.	625,400
		3,253,907
	Commercial & Professional Services - 0.3%
6,680	Experian plc	294,092
	Consumer Durables & Apparel - 0.7%
504	Kaufman & Broad S.A.	22,363
3,902	NIKE, Inc. Class B	653,624
507	Open House Co., Ltd.	25,634
9,152	Taylor Wimpey plc	20,924
		722,545
	Consumer Services - 1.4%
195	Caesars Entertainment, Inc.*	17,035
27,887	Compass Group plc*	589,249
Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.4% - (continued)
	Consumer Services - 1.4% - (continued)
3,309	McDonald's Corp.	$ 803,128
1,837	Melia Hotels International S.A.*	12,675
3,899	Playa Hotels & Resorts N.V.*	26,084
		1,448,171
	Diversified Financials - 0.0%
741	Brookfield Asset Management, Inc. Class A	40,007
	Energy - 1.7%
437	ARC Resources Ltd.	3,307
44,900	Ascent Resources - Marcellus LLC Class A(10)(11)	30,307
25,825	BP plc	103,662
1,015	Cabot Oil & Gas Corp.	16,240
122	Chesapeake Energy Corp.	6,594
317	Cimarex Energy Co.	20,668
2,328	ConocoPhillips	130,508
1,908	Enbridge, Inc.	75,213
339	EOG Resources, Inc.	24,700
3,590	Equinor ASA	69,930
1,184	Galp Energia SGPS S.A.	11,546
822	Hess Corp.	62,834
905	LUKOIL PJSC ADR	77,546
2,049	Marathon Petroleum Corp.	113,146
7,570	Petroleo Brasileiro S.A.	39,970
653	Pioneer Natural Resources Co.	94,927
130	Royal Dutch Shell plc ADR	5,141
7,480	Royal Dutch Shell plc Class A	150,355
1,720	Royal Dutch Shell plc Class B	33,986
1,027	TC Energy Corp.	50,066
3,230	Tenaris S.A.	33,510
13,259	Total SE(7)	578,181
1,706	Williams Cos., Inc.	42,735
		1,775,072
	Food, Beverage & Tobacco - 3.4%
1,856	Archer-Daniels-Midland Co.	110,840
22,803	Astra Agro Lestari Tbk PT	12,539
257	Beyond Meat, Inc.*(7)	31,534
590	Bunge Ltd.	45,802
422	Cal-Maine Foods, Inc.	14,724
8,338	Coca-Cola Co.	475,516
668	Darling Ingredients, Inc.*	46,139
15,506	Diageo plc	768,884
1,343	Glanbia plc	23,055
103,384	Golden Agri-Resources Ltd.	17,507
5,611	Heineken N.V.	653,411
293	Ingredion, Inc.	25,728
28,136	IOI Corp. Bhd	24,336
4,599	Kuala Lumpur Kepong Bhd	20,183
584	Lamb Weston Holdings, Inc.	38,994
4,068	Nestle S.A.	515,129
409	NH Foods Ltd.	16,497
3,019	PepsiCo., Inc.	473,832
1,080	Pilgrim's Pride Corp.*	23,922
515	Prima Meat Packers Ltd.	13,964
101	Sanderson Farms, Inc.	18,871
2,104	Tate & Lyle plc	21,585
1,112	Tiger Brands Ltd.	14,648
1,023	Tyson Foods, Inc. Class A	73,104
21,060	Wilmar International Ltd.	67,446
		3,548,190
	Health Care Equipment & Services - 2.4%
7,111	Baxter International, Inc.	550,036

32

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.4% - (continued)
	Health Care Equipment & Services - 2.4% - (continued)
1,797	Brookdale Senior Living, Inc.*	$ 13,513
10,924	Koninklijke Philips N.V.	503,700
5,242	Medtronic plc	688,327
1,968	UnitedHealth Group, Inc.	811,249
		2,566,825
	Household & Personal Products - 1.8%
8,580	Colgate-Palmolive Co.	682,110
4,540	Procter & Gamble Co.	645,724
6,810	Reckitt Benckiser Group plc	520,963
		1,848,797
	Insurance - 1.9%
51,133	AIA Group Ltd.	611,845
15,728	AXA S.A.	407,308
3,375	Chubb Ltd.	569,498
2,477	Marsh & McLennan Cos., Inc.	364,664
		1,953,315
	Materials - 6.4%
7,675	Anglo American plc	340,110
5,835	ArcelorMittal S.A.	203,790
17,502	B2Gold Corp.	73,369
10,920	Barrick Gold Corp.	237,728
24,615	BHP Group plc	796,943
3,527	Boliden AB	137,454
47,283	Centamin plc	70,375
9,179	Centerra Gold, Inc.	73,794
911	CF Industries Holdings, Inc.	43,045
82,062	China Hongqiao Group Ltd.	108,801
13,512	Cia Siderurgica Nacional S.A.	121,286
2,644	Corteva, Inc.	113,110
8,133	Dundee Precious Metals, Inc.	49,218
4,953	Eldorado Gold Corp.*	46,290
8,155	Endeavour Mining plc.	194,201
51,640	Eregli Demir ve Celik Fabrikalari T.A.S.	122,676
13,338	Evraz plc	113,958
531	FMC Corp.	56,790
11,702	Fortescue Metals Group Ltd.	213,826
514	Franco-Nevada Corp.	82,213
32,488	Grupo Mexico S.A.B. de C.V. Series B	148,810
12,515	Harmony Gold Mining Co., Ltd.	51,314
15,992	Hochschild Mining plc	34,261
12,866	IAMGOLD Corp.*	35,166
5,534	Israel Chemicals Ltd.	40,327
11,526	Kinross Gold Corp.	75,479
1,938	Kirkland Lake Gold Ltd.	82,873
3,277	Koza Altin Isletmeleri A.S.*	40,560
2,380	Kumba Iron Ore Ltd.	126,269
2,231	Linde plc	685,787
5,258	MMC Norilsk Nickel PJSC ADR	181,895
1,567	Mosaic Co.	48,937
1,636	Newmont Corp.	102,774
3,694	Novolipetsk Steel PJSC GDR	129,599
1,989	Nutrien Ltd.	118,262
1,686	PhosAgro PJSC GDR	32,085
594	POSCO	188,926
4,961	Pretium Resources, Inc.*	46,246
43,608	Ramelius Resources Ltd.	54,057
50,602	Regis Resources Ltd.	95,377
6,962	Rio Tinto plc	591,355
429	Royal Gold, Inc.	52,132
5,353	Severstal PAO GDR	131,738
36,710	Silver Lake Resources Ltd.*	41,029
Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.4% - (continued)
	Materials - 6.4% - (continued)
4,822	Torex Gold Resources, Inc.*	$ 54,226
30,980	Vedanta Ltd.	126,041
2,808	voestalpine AG	123,877
8,060	Yamana Gold, Inc.	36,114
1,111	Yara International ASA	58,557
		6,733,050
	Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
6,524	AstraZeneca plc ADR	373,434
269	Genus plc	20,612
4,429	Johnson & Johnson	762,674
4,316	Merck & Co., Inc.	331,771
5,961	Novartis AG	551,264
9,255	Pfizer, Inc.	396,206
1,422	Roche Holding AG	549,336
		2,985,297
	Real Estate - 3.1%
1,621	American Tower Corp. REIT	458,419
47,800	Ayala Land, Inc.	31,271
3,071	Brixmor Property Group, Inc. REIT	70,694
332	Camden Property Trust REIT	49,597
10,200	CapitaLand Ltd.	30,304
19,200	CapitaLand Mall Trust	30,424
539	Catena AB	32,371
575	CBRE Group, Inc. Class A*	55,464
8,996	CK Asset Holdings Ltd.	61,206
9	Comforia Residential REIT, Inc. REIT	28,760
6,300	Corp. Inmobiliaria Vesta S.A.B. de C.V.	12,371
207	Crown Castle International Corp. REIT	39,970
819	Douglas Emmett, Inc. REIT	27,355
55	Equinix, Inc. REIT	45,123
362	Extra Space Storage, Inc. REIT	63,039
436	Fastighets AB Balder Class B*	30,088
5	Frontier Real Estate Investment Corp.	23,187
2,857	Goodman Group REIT	47,518
1,221	Healthpeak Properties, Inc. REIT	45,140
562	Heiwa Real Estate Co., Ltd.	20,281
15	Heiwa Real Estate REIT, Inc. REIT	23,896
4	Hoshino Resorts REIT, Inc.	25,443
129	Howard Hughes Corp.*	11,960
2,438	Independence Realty Trust, Inc. REIT	47,005
1,605	Invitation Homes, Inc. REIT	65,291
269	Kilroy Realty Corp. REIT	18,634
1,118	Kojamo Oyj	27,565
370	Life Storage, Inc. REIT	43,423
4,339	Link REIT	41,465
4,021	Longfor Properties Co., Ltd.(1)	18,690
1,812	Mercialys S.A.	21,950
15,184	Mirvac Group REIT	31,870
3,080	Mitsui Fudosan Co., Ltd. REIT	72,033
487	Nexity S.A.	24,532
572	Pebblebrook Hotel Trust REIT	12,864
139	Phillips Edison & Co., Inc. REIT*	3,892
246	PotlatchDeltic Corp. REIT	12,777
1,004	Prologis, Inc. REIT	128,552
2,108	Public Storage REIT	658,708
2,188	Retail Opportunity Investments Corp. REIT	38,662
742	Rexford Industrial Realty, Inc. REIT	45,648
310	Ryman Hospitality Properties, Inc. REIT*	23,777
1,812	Safestore Holdings plc REIT	26,597
810	Sagax AB	28,422
2,248	Savills plc	35,903
289	Simon Property Group, Inc. REIT	36,564

33

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.4% - (continued)
	Real Estate - 3.1% - (continued)
14,402	Sino Land Co., Ltd.	$ 22,069
654	SL Green Realty Corp.	48,697
6,086	StorageVault Canada, Inc.	23,659
286	Sun Communities, Inc. REIT	56,087
1,270	TAG Immobilien AG	42,119
2,940	Tokyo Tatemono Co., Ltd.	44,232
1,317	UDR, Inc. REIT	72,422
3,056	UNITE Group plc REIT	49,169
1,884	VICI Properties, Inc. REIT	58,762
870	Welltower, Inc. REIT	75,568
2,943	Workspace Group plc REIT	35,324
		3,256,813
	Retailing - 0.4%
5,272	TJX Cos., Inc.	362,766
427	Tractor Supply Co.	77,257
		440,023
	Software & Services - 2.6%
1,964	Accenture plc Class A	623,924
1,918	Automatic Data Processing, Inc.	402,070
2,516	Capgemini SE	543,840
2,866	Microsoft Corp.	816,552
1,540	Visa, Inc. Class A	379,441
		2,765,827
	Telecommunication Services - 0.5%
1,004	Cellnex Telecom S.A.(1)	65,477
16,537	KDDI Corp.	505,761
		571,238
	Transportation - 0.9%
5,955	Canadian National Railway Co.	647,050
1,804	United Parcel Service, Inc. Class B	345,214
		992,264
	Utilities - 0.8%
130	American Electric Power Co., Inc.	11,456
127	Avangrid, Inc.	6,622
273	CenterPoint Energy, Inc.	6,951
1,660	China Gas Holdings Ltd.	5,111
218	China Yangtze Power Co., Ltd. GDR*(1)	6,518
200	Duke Energy Corp.	21,022
200	Edison International	10,900
1,797	Enel S.p.A.	16,560
901	Engie S.A.	12,015
312	Exelon Corp.	14,602
389	FirstEnergy Corp.	14,906
1,314	Iberdrola S.A.	15,814
44,614	National Grid plc	570,440
232	NextEra Energy, Inc.	18,073
92	Pinnacle West Capital Corp.	7,687
4,203	Power Grid Corp. of India Ltd.	9,679
216	RWE AG	7,680
82	Sempra Energy	10,713
Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.4% - (continued)
Utilities - 0.8% - (continued)
235	Southern Co.	$ 15,009
87	UGI Corp.	4,001
785,759
	Total Common Stocks (cost $27,414,594)	$ 37,190,422
PREFERRED STOCKS - 0.0%
Materials - 0.0%
525	Sociedad Quimica y Minera de Chile S.A. Class B	$ 25,078
	Total Preferred Stocks (cost $11,008)	$ 25,078
WARRANTS - 0.0%
Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 3/30/2023(10)(11)	$ 128
	Total Warrants (cost $930)	$ 128
AFFILIATED INVESTMENT COMPANIES - 23.5%
Domestic Equity Funds - 3.1%
78,234	Hartford Multifactor US Equity ETF	$ 3,206,311
	Total Domestic Equity Funds (cost $2,428,609)	$ 3,206,311
International/Global Equity Funds - 9.9%
169,640	Hartford Multifactor Developed Markets (ex-US) ETF	5,274,107
206,136	Hartford Multifactor Emerging Markets ETF	5,130,993
	Total International/Global Equity Funds (cost $8,755,623)	$ 10,405,100
Taxable Fixed Income Funds - 10.5%
1,032,779	The Hartford World Bond Fund, Class F	11,030,079
	Total Taxable Fixed Income Funds (cost $11,063,301)	$ 11,030,079
	Total Affiliated Investment Companies (cost $22,247,533)	$ 24,641,490
	Total Long-Term Investments (Cost $89,896,145)	$ 102,423,259
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.3%
$ 1,381,092	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $1,381,094; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $1,408,795	$ 1,381,092

34

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Securities Lending Collateral - 0.4%
104,388	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(12)		$ 104,388
291,317	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(12)		291,317
34,960	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(12)		34,960
			430,665
	Total Short-Term Investments (cost $1,811,757)		$ 1,811,757
	Total Investments Excluding Purchased Options (cost $91,707,902)	99.3%	$ 104,235,016
	Total Purchased Options (cost $865,699)	0.5%	$ 574,946
	Total Investments (cost $92,573,601)	99.8%	$ 104,809,962
	Other Assets and Liabilities	0.2%	173,372
	Total Net Assets	100.0%	$ 104,983,334
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $16,100,278, representing 15.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $35,000 at July 31, 2021.
(9)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2021, the market value of securities pledged was $167,121.
(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $30,435, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)	Investment valued using significant unobservable inputs.
(12)	Current yield as of period end.

35

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Exchange-Traded Option Contracts Outstanding at July 31, 2021
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
iShares MSCI EAFE ETF Option	60.00	USD	12/17/2021	243	USD	24,300	$ 14,216	$ 58,914	$ (44,698)
iShares MSCI EAFE ETF Option	69.00	USD	03/18/2022	243	USD	24,300	61,358	68,363	(7,005)
iShares MSCI EAFE ETF Option	71.00	USD	06/17/2022	243	USD	24,300	94,162	71,521	22,641
iShares MSCI Emerging Markets Option	42.00	USD	12/17/2021	170	USD	17,000	10,880	36,185	(25,305)
iShares MSCI Emerging Markets Option	50.00	USD	03/18/2022	170	USD	17,000	47,855	52,397	(4,542)
iShares MSCI Emerging Markets Option	49.50	USD	06/17/2022	170	USD	17,000	59,925	46,975	12,950
S&P 500 Index Option	3,150.00	USD	12/17/2021	10	USD	1,000	22,100	166,963	(144,863)
S&P 500 Index Option	3,675.00	USD	03/18/2022	10	USD	1,000	93,150	182,059	(88,909)
S&P 500 Index Option	3,875.00	USD	06/17/2022	10	USD	1,000	171,300	182,323	(11,023)
Total purchased exchange-traded option contracts							$ 574,946	$ 865,700	$ (290,754)

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	56	09/21/2021	$ 7,529,375	$ 140,954
Total futures contracts				$ 140,954

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
6,036,257	USD	5,114,000	EUR	BNP	08/31/2021	$ (33,854)
3,997,082	USD	2,900,000	GBP	MSC	08/31/2021	(34,211)
4,904,271	USD	541,000,000	JPY	CBK	08/31/2021	(28,259)
Total foreign currency contracts						$ (96,324)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
36

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 12,382,840	$ —	$ 12,382,840	$ —
Corporate Bonds	20,239,536	—	20,239,536	—
Municipal Bonds	485,307	—	485,307	—
U.S. Government Agencies	4,575,779	—	4,575,779	—
U.S. Government Securities	2,882,679	—	2,882,679	—
Common Stocks
Banks	1,209,230	1,209,230	—	—
Capital Goods	3,253,907	1,637,463	1,616,444	—
Commercial & Professional Services	294,092	—	294,092	—
Consumer Durables & Apparel	722,545	653,624	68,921	—
Consumer Services	1,448,171	846,247	601,924	—
Diversified Financials	40,007	40,007	—	—
Energy	1,775,072	686,049	1,058,716	30,307
Food, Beverage & Tobacco	3,548,190	1,438,173	2,110,017	—
Health Care Equipment & Services	2,566,825	2,063,125	503,700	—
Household & Personal Products	1,848,797	1,327,834	520,963	—
Insurance	1,953,315	934,162	1,019,153	—
Materials	6,733,050	2,609,935	4,123,115	—
Pharmaceuticals, Biotechnology & Life Sciences	2,985,297	1,864,085	1,121,212	—
Real Estate	3,256,813	2,524,856	731,957	—
Retailing	440,023	440,023	—	—
Software & Services	2,765,827	2,221,987	543,840	—
Telecommunication Services	571,238	—	571,238	—
Transportation	992,264	992,264	—	—
Utilities	785,759	148,460	637,299	—
Preferred Stocks	25,078	25,078	—	—
Warrants	128	—	—	128
Affiliated Investment Companies	24,641,490	24,641,490	—	—
Short-Term Investments	1,811,757	430,665	1,381,092	—
Purchased Options	574,946	574,946	—	—
Futures Contracts(2)	140,954	140,954	—	—
Total	$ 104,950,916	$ 47,450,657	$ 57,469,824	$ 30,435
Liabilities
Foreign Currency Contracts(2)	$ (96,324)	$ —	$ (96,324)	$ —
Total	$ (96,324)	$ —	$ (96,324)	$ —

(1)	For the period ended July 31, 2021, investments valued at $204,254 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2021 is not presented.
37

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 0.3%
172,302	Thor Industries, Inc.	$ 20,393,665
	Banks - 1.9%
1,096,924	Bank of America Corp.	42,078,005
164,514	JP Morgan Chase & Co.	24,969,935
442,346	Western Alliance Bancorp	41,058,556
781,603	Zions Bancorp NA	40,760,596
		148,867,092
	Capital Goods - 7.3%
521,312	AerCap Holdings N.V.*	27,629,536
727,571	Colfax Corp.*	33,380,958
355,623	Emerson Electric Co.	35,878,804
95,738	General Dynamics Corp.	18,767,520
806,800	HF Global, Inc.*(1)(2)(3)	16,337,700
495,652	Ingersoll Rand, Inc.*	24,222,513
848,514	JELD-WEN Holding, Inc.*	22,468,651
636,901	Johnson Controls International plc	45,487,469
542,636	Kennametal, Inc.	19,670,555
226,368	Lockheed Martin Corp.	84,134,195
245,529	Middleby Corp.*	47,016,348
231,180	Northrop Grumman Corp.	83,922,964
298,757	Raytheon Technologies Corp.	25,976,921
362,220	SPX FLOW, Inc.	29,756,373
600,332	Westinghouse Air Brake Technologies Corp.	50,950,177
		565,600,684
	Commercial & Professional Services - 2.5%
350,064	Clean Harbors, Inc.*	33,256,080
322,027	Copart, Inc.*	47,337,969
287,970	CoStar Group, Inc.*	25,586,134
460,468	Leidos Holdings, Inc.	49,003,005
265,808	Waste Management, Inc.	39,408,694
		194,591,882
	Consumer Durables & Apparel - 3.7%
100,178	Carter's, Inc.	9,791,398
158,460	Garmin Ltd.	24,909,912
179,331	Lennar Corp. Class A	18,856,655
118,665	Lululemon Athletica, Inc.*	47,486,173
490,819	NIKE, Inc. Class B	82,217,091
4,666	NVR, Inc.*	24,368,651
116,092	Polaris, Inc.	15,216,178
553,075	Steven Madden Ltd.	24,241,277
529,498	Under Armour, Inc. Class A*	10,828,234
1,319,357	Under Armour, Inc. Class C*	23,115,135
100,739	VF Corp.	8,079,268
		289,109,972
	Consumer Services - 5.6%
332,702	Airbnb, Inc. Class A*	47,912,415
746,072	Aramark	26,209,509
578,242	Bloomin' Brands, Inc.*	14,531,221
26,145	Booking Holdings, Inc.*	56,950,608
187,395	Chegg, Inc.*	16,608,819
20,992	Chipotle Mexican Grill, Inc.*	39,117,333
604,928	DraftKings, Inc. Class A*	29,339,008
330,445	Las Vegas Sands Corp.*	13,994,346
391,250	McDonald's Corp.	94,960,288
407,193	Penn National Gaming, Inc.*	27,843,857
556,206	Six Flags Entertainment Corp.*	23,110,359
271,919	Wyndham Hotels & Resorts, Inc.	19,594,483
200,048	Yum! Brands, Inc.	26,284,307
		436,456,553
	Diversified Financials - 3.5%
652,832	American Express Co.	111,327,441
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Diversified Financials - 3.5% - (continued)
593,002	Bank of New York Mellon Corp.	$ 30,438,793
30,182	BlackRock, Inc.	26,172,925
237,690	Charles Schwab Corp.	16,151,035
32,818	Coinbase Global, Inc. Class A*	7,764,082
410,799	Synchrony Financial	19,315,769
293,357	Tradeweb Markets, Inc. Class A	25,442,853
550,481	Voya Financial, Inc.	35,450,976
		272,063,874
	Energy - 0.6%
587,695	Diamondback Energy, Inc.	45,328,915
	Food & Staples Retailing - 0.7%
820,731	U.S. Foods Holding Corp.*	28,183,903
181,082	Walmart, Inc.	25,813,239
		53,997,142
	Food, Beverage & Tobacco - 5.5%
418,528	Altria Group, Inc.	20,106,085
1,178,890	Coca-Cola Co.	67,232,097
248,014	Constellation Brands, Inc. Class A	55,639,461
1,646,190	Diageo plc	81,628,399
432,780	General Mills, Inc.	25,473,431
247,531	Lamb Weston Holdings, Inc.	16,527,645
483,510	Mondelez International, Inc. Class A	30,586,843
529,771	PepsiCo., Inc.	83,147,558
416,736	Philip Morris International, Inc.	41,711,106
		422,052,625
	Health Care Equipment & Services - 9.1%
62,658	ABIOMED, Inc.*	20,497,938
302,680	Acadia Healthcare Co., Inc.*	18,681,410
50,000	agilon health, Inc.*(4)	1,839,500
71,419	Align Technology, Inc.*	49,693,340
593,501	Baxter International, Inc.	45,907,302
59,559	Becton Dickinson and Co.	15,232,214
317,011	Boston Scientific Corp.*	14,455,702
254,026	Cerner Corp.	20,421,150
143,357	Danaher Corp.	42,647,274
94,037	DexCom, Inc.*	48,477,014
421,320	Encompass Health Corp.	35,074,890
430,793	GoodRx Holdings, Inc. Class A*(4)	13,815,532
117,070	Insulet Corp.*	32,743,308
322,429	Integra LifeSciences Holdings Corp.*	23,340,635
129,493	Laboratory Corp. of America Holdings*	38,349,352
676,256	Medtronic plc	88,799,175
122,665	Molina Healthcare, Inc.*	33,488,772
1,703,083	Multiplan Corp.*(4)	13,709,818
285,970	Oak Street Health, Inc.*	18,027,549
63,181	Teleflex, Inc.	25,110,025
205,153	UnitedHealth Group, Inc.	84,568,170
54,472	Veeva Systems, Inc. Class A*	18,123,379
		703,003,449
	Household & Personal Products - 2.0%
1,094,740	Colgate-Palmolive Co.	87,031,830
85,056	Kimberly-Clark Corp.	11,543,800
408,317	Procter & Gamble Co.	58,074,927
		156,650,557
	Insurance - 4.5%
986,772	Aflac, Inc.	54,272,460
37,569	Alleghany Corp.*	24,912,004
222,001	Assurant, Inc.	35,033,978
491,853	Chubb Ltd.	82,995,275
833,004	CNO Financial Group, Inc.	19,025,811
124,965	Globe Life, Inc.	11,635,491

38

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Insurance - 4.5% - (continued)
180,008	Hanover Insurance Group, Inc.	$ 24,463,087
97,500	Kemper Corp.	6,435,975
621,017	Marsh & McLennan Cos., Inc.	91,426,123
		350,200,204
	Materials - 3.3%
462,644	Barrick Gold Corp.	10,071,760
195,982	Celanese Corp.	30,528,116
237,883	Ecolab, Inc.	52,531,703
459,624	FMC Corp.	49,156,787
331,441	Linde plc	101,881,649
230,708	Newmont Corp.	14,493,076
		258,663,091
	Media & Entertainment - 8.4%
637,055	Activision Blizzard, Inc.	53,270,539
77,300	Alphabet, Inc. Class A*	208,287,169
22,652	Charter Communications, Inc. Class A*	16,854,221
459,610	Facebook, Inc. Class A*	163,759,043
148,050	Match Group, Inc.*	23,579,923
603,440	Omnicom Group, Inc.	43,942,501
320,299	Pinterest, Inc. Class A*	18,865,611
52,964	Roku, Inc.*	22,685,011
631,331	Snap, Inc. Class A*	46,983,653
152,774	Spotify Technology S.A.*	34,934,831
290,430	Twitter, Inc.*	20,257,492
		653,419,994
	Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
123,761	Allakos, Inc.*(4)	9,846,425
436,529	Elanco Animal Health, Inc.*	15,920,213
106,673	Exact Sciences Corp.*	11,503,616
273,764	Heron Therapeutics, Inc.*	3,383,723
66,015	Illumina, Inc.*	32,726,936
508,497	Johnson & Johnson	87,563,183
195,211	Kodiak Sciences, Inc.*(4)	16,366,490
1,770,075	Pfizer, Inc.	75,776,911
386,955	PTC Therapeutics, Inc.*	14,831,985
40,047	Reata Pharmaceuticals, Inc. Class A*	5,018,290
45,253	Seagen, Inc.*	6,941,358
96,792	Vertex Pharmaceuticals, Inc.*	19,511,331
		299,390,461
	Real Estate - 4.7%
88,320	Alexandria Real Estate Equities, Inc. REIT	17,782,349
196,823	American Tower Corp. REIT	55,661,544
938,516	Americold Realty Trust REIT	36,461,347
159,828	Crown Castle International Corp. REIT	30,861,189
683,703	Gaming and Leisure Properties, Inc. REIT	32,366,500
729,601	Invitation Homes, Inc. REIT	29,680,169
342,235	Prologis, Inc. REIT	43,819,769
10,218	Public Storage REIT	3,192,921
276,960	Redfin Corp.*(4)	16,221,547
434,967	Ryman Hospitality Properties, Inc. REIT*	33,361,969
733,881	STORE Capital Corp. REIT	26,559,153
1,248,616	VICI Properties, Inc. REIT	38,944,333
		364,912,790
	Retailing - 5.5%
31,466	Amazon.com, Inc.*	104,705,947
14,703	AutoZone, Inc.*	23,871,350
242,490	Chewy, Inc. Class A*	20,296,413
269,407	Coupang, Inc.(1)(3)(5)	9,750,109
128,052	Dollar General Corp.	29,790,017
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Retailing - 5.5% - (continued)
112,872	Etsy, Inc.*	$ 20,713,141
90,007	Five Below, Inc.*	17,499,161
647,301	Honest Co., Inc.*(1)(5)	9,064,803
113,791	Lowe's Cos., Inc.	21,926,388
4,240	MercadoLibre, Inc.*	6,651,288
144,388	Ollie's Bargain Outlet Holdings, Inc.*	13,442,523
282,959	Ross Stores, Inc.	34,716,239
1,452,173	TJX Cos., Inc.	99,924,024
316,327	Tory Burch LLC*(1)(2)(3)	15,854,293
		428,205,696
	Semiconductors & Semiconductor Equipment - 3.6%
843,101	Advanced Micro Devices, Inc.*	89,528,895
405,577	First Solar, Inc.*	34,895,845
539,564	Marvell Technology, Inc.	32,649,018
258,538	MKS Instruments, Inc.	40,445,685
66,129	SolarEdge Technologies, Inc.*	17,159,153
228,704	Texas Instruments, Inc.	43,595,556
72,200	Universal Display Corp.	16,930,178
		275,204,330
	Software & Services - 13.0%
132,256	Accenture plc Class A	42,015,086
225,810	ANSYS, Inc.*	83,201,953
224,372	Avalara, Inc.*	37,508,267
61,824	Fair Isaac Corp.*	32,390,212
218,497	FleetCor Technologies, Inc.*	56,420,295
562,306	Genpact Ltd.	28,008,462
211,547	Global Payments, Inc.	40,915,305
245,082	GoDaddy, Inc. Class A*	20,550,126
148,445	Guidewire Software, Inc.*	17,100,864
482,033	International Business Machines Corp.	67,947,372
148,301	Mastercard, Inc. Class A	57,235,288
264,377	Medallia, Inc.*	8,954,449
203,632	Microsoft Corp.	58,016,793
47,485	MongoDB, Inc.*	17,043,316
793,993	Oracle Corp.	69,188,550
94,427	Paycom Software, Inc.*	37,770,800
242,151	Rapid7, Inc.*	27,544,676
84,843	RingCentral, Inc. Class A*	22,675,989
269,975	salesforce.com, Inc.*	65,315,052
3,273,121	Sharecare, Inc.*(1)(5)	25,291,406
12,640	Sharecare, Inc. Earnout*(5)	40,751
419,744	Tenable Holdings, Inc.*	17,965,043
246,300	Varonis Systems, Inc.*	15,073,560
176,934	Visa, Inc. Class A	43,594,768
1,016,448	Western Union Co.	23,591,758
127,631	WEX, Inc.*	24,215,430
287,013	Workday, Inc. Class A*	67,275,847
		1,006,851,418
	Technology Hardware & Equipment - 4.0%
94,979	Arista Networks, Inc.*	36,129,062
89,021	Arrow Electronics, Inc.*	10,555,220
149,553	CDW Corp.	27,420,543
1,734,779	Cisco Systems, Inc.	96,054,713
154,601	F5 Networks, Inc.*	31,926,652
1,433,335	Flex Ltd.*	25,757,030
360,168	II-VI, Inc.*	25,143,328
400,304	Lumentum Holdings, Inc.*	33,621,533
125,595	Rogers Corp.*	23,938,407
		310,546,488

39

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Telecommunication Services - 0.2%
107,329	T-Mobile U.S., Inc.*	$ 15,457,523
	Transportation - 2.3%
117,928	FedEx Corp.	33,013,944
138,512	J.B. Hunt Transport Services, Inc.	23,332,346
65,292	Southwest Airlines Co.*	3,298,552
393,977	Uber Technologies, Inc.*	17,122,241
261,361	Union Pacific Corp.	57,175,332
244,551	United Parcel Service, Inc. Class B	46,797,279
		180,739,694
	Utilities - 0.8%
368,945	CenterPoint Energy, Inc.	9,393,340
482,626	Duke Energy Corp.	50,728,819
		60,122,159
	Total Common Stocks (cost $5,497,580,550)	$ 7,511,830,258
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C(1)(2)(3)	$ 620,966
	Real Estate - 0.1%
326,184	We Co. Series D1(1)(2)	2,575,549
599,094	We Co. Series D2(1)(2)	4,730,446
		7,305,995
	Software & Services - 0.1%
566,622	Essence Group Holdings Corp. Series 3(1)(2)(3)	1,399,556
77,707	Lookout, Inc. Series F(1)(2)(3)	792,612
		2,192,168
	Total Convertible Preferred Stocks (cost $17,864,053)	$ 10,119,129
ESCROWS - 0.0%(6)
	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.(1)(2)(3)	$ 13,333
	Software & Services - 0.0%
95,031	Marklogic Corp.*(1)(2)(3)	1,236
	Total Escrows (cost $—)	$ 14,569
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
117,303	iShares Russell 1000 Growth ETF		$ 32,922,260
	Total Exchange-Traded Funds (cost $30,783,264)		$ 32,922,260
	Total Long-Term Investments (Cost $5,546,227,867)		$ 7,554,886,216
SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 2.1%
$ 162,981,521	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $162,981,793; collateralized by U.S. Treasury Bond at 3.375%, maturing 05/15/2044, with a market value of $15,103,975 and U.S. Treasury Bond at 3.000%, maturing 11/15/2044, with a market value of $151,137,190		$ 162,981,521
	Securities Lending Collateral - 0.3%
6,561,746	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)		6,561,746
18,311,878	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(7)		18,311,878
2,197,562	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(7)		2,197,562
			27,071,186
	Total Short-Term Investments (cost $190,052,707)		$ 190,052,707
	Total Investments (cost $5,736,280,574)	99.9%	$ 7,744,938,923
	Other Assets and Liabilities	0.1%	5,687,092
	Total Net Assets	100.0%	$ 7,750,626,015
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

40

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $86,432,009, which represented 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $42,325,691 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred Stocks	566,622	$ 895,999	$ 1,399,556
06/2015	HF Global, Inc.	806,800	10,846,942	16,337,700
07/2014	Lookout, Inc. Series F Convertible Preferred Stocks	77,707	887,655	792,612
01/2021	Marklogic Corp.	95,031	—	1,236
01/2014	One Kings Lane, Inc.	83,332	—	13,333
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred Stocks	33,739	673,447	620,966
Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	316,327	$ 24,792,580	$ 15,854,293
12/2014	We Co. Series D1 Convertible Preferred Stocks	326,184	5,431,342	2,575,549
12/2014	We Co. Series D2 Convertible Preferred Stocks	599,094	9,975,610	4,730,446
			$ 53,503,575	$ 42,325,691

(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan.
(5)	Investment is temporarily subject to certain trading restrictions. At July 31, 2021, the value of such restricted securities amounted to $44,147,069 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2014	Coupang, Inc.	269,407	$ 838,697	$ 9,750,109
08/2014	Honest Co., Inc.	647,301	13,487,047	9,064,803
03/2015	Sharecare, Inc.	3,273,121	11,759,882	25,291,406
07/2021	Sharecare, Inc. Earnout	12,640	—	40,751
			$ 26,085,626	$ 44,147,069

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	524	09/17/2021	$ 156,736,260	$ 7,890,999
Total futures contracts				$ 7,890,999
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
41

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 20,393,665	$ 20,393,665	$ —	$ —
Banks	148,867,092	148,867,092	—	—
Capital Goods	565,600,684	549,262,984	—	16,337,700
Commercial & Professional Services	194,591,882	194,591,882	—	—
Consumer Durables & Apparel	289,109,972	289,109,972	—	—
Consumer Services	436,456,553	436,456,553	—	—
Diversified Financials	272,063,874	272,063,874	—	—
Energy	45,328,915	45,328,915	—	—
Food & Staples Retailing	53,997,142	53,997,142	—	—
Food, Beverage & Tobacco	422,052,625	340,424,226	81,628,399	—
Health Care Equipment & Services	703,003,449	703,003,449	—	—
Household & Personal Products	156,650,557	156,650,557	—	—
Insurance	350,200,204	350,200,204	—	—
Materials	258,663,091	258,663,091	—	—
Media & Entertainment	653,419,994	653,419,994	—	—
Pharmaceuticals, Biotechnology & Life Sciences	299,390,461	299,390,461	—	—
Real Estate	364,912,790	364,912,790	—	—
Retailing	428,205,696	393,536,491	18,814,912	15,854,293
Semiconductors & Semiconductor Equipment	275,204,330	275,204,330	—	—
Software & Services	1,006,851,418	981,519,261	25,332,157	—
Technology Hardware & Equipment	310,546,488	310,546,488	—	—
Telecommunication Services	15,457,523	15,457,523	—	—
Transportation	180,739,694	180,739,694	—	—
Utilities	60,122,159	60,122,159	—	—
Convertible Preferred Stocks
Commercial & Professional Services	620,966	—	—	620,966
Real Estate	7,305,995	—	7,305,995	—
Software & Services	2,192,168	—	—	2,192,168
Escrows	14,569	—	—	14,569
Exchange-Traded Funds	32,922,260	32,922,260	—	—
Short-Term Investments	190,052,707	27,071,186	162,981,521	—
Futures Contracts(2)	7,890,999	7,890,999	—	—
Total	$ 7,752,829,922	$ 7,421,747,242	$ 296,062,984	$ 35,019,696

(1)	For the period ended July 31, 2021, investments valued at $12,283,252 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2021 is not presented.
42

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 66.9%
11,862,885	The Hartford Capital Appreciation Fund, Class F		$ 573,926,382
17,659,629	The Hartford Dividend and Growth Fund, Class F		573,937,954
	Total Domestic Equity Funds (cost $850,664,979)		$ 1,147,864,336
	Taxable Fixed Income Funds - 32.9%
13,664,735	Hartford Total Return Bond ETF		563,670,319
	Total Taxable Fixed Income Funds (cost $534,775,380)		$ 563,670,319
	Total Affiliated Investment Companies (cost $1,385,440,359)		$ 1,711,534,655
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
3,388,447	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		3,388,447
	Total Short-Term Investments (cost $3,388,447)		$ 3,388,447
	Total Investments (cost $1,388,828,806)	100.0%	$ 1,714,923,102
	Other Assets and Liabilities	0.0%	714,418
	Total Net Assets	100.0%	$ 1,715,637,520
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,711,534,655	$ 1,711,534,655	$ —	$ —
Short-Term Investments	3,388,447	3,388,447	—	—
Total	$ 1,714,923,102	$ 1,714,923,102	$ —	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
43

Hartford Climate Opportunities Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2%
	Austria - 0.5%
5,869	Lenzing AG*	$ 756,948
	Belgium - 0.7%
15,670	Umicore S.A.	972,586
	Chile - 0.4%
28,958	Antofagasta plc	601,262
	China - 2.4%
1,646,897	China Longyuan Power Group Corp. Ltd. Class H	3,084,088
24,800	LONGi Green Energy Technology Co., Ltd. Class A	331,502
		3,415,590
	Denmark - 1.7%
62,993	Vestas Wind Systems A/S	2,322,838
	France - 5.9%
29,140	Alstom S.A.*(1)	1,208,621
28,341	Cie de Saint-Gobain	2,025,765
12,316	Legrand S.A.	1,387,962
8,642	Schneider Electric SE	1,447,434
67,379	Veolia Environnement S.A.	2,209,858
		8,279,640
	Germany - 5.1%
15,780	Bayerische Motoren Werke AG	1,569,025
27,602	Infineon Technologies AG	1,054,786
7,765	Knorr-Bremse AG	879,306
5,756	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,553,107
13,555	Siemens AG	2,115,028
		7,171,252
	Ireland - 2.6%
6,729	Aptiv plc*	1,122,734
9,324	Kingspan Group plc	1,013,927
7,458	Trane Technologies plc	1,518,523
		3,655,184
	Israel - 0.3%
1,441	SolarEdge Technologies, Inc.*	373,911
	Italy - 1.7%
151,193	Enel S.p.A.	1,393,323
26,018	Prysmian S.p.A.	932,833
		2,326,156
	Japan - 7.0%
7,900	Daifuku Co., Ltd.	707,913
9,705	Daikin Industries Ltd.	2,026,721
22,270	East Japan Railway Co.	1,483,680
18,254	Hitachi Ltd.	1,049,955
900	Keyence Corp.	501,302
48,300	Kubota Corp.	1,010,024
25,500	Nabtesco Corp.	965,849
2,900	Nidec Corp.	325,506
27,200	Sekisui Chemical Co., Ltd.	469,349
3,000	Shimano, Inc.	767,937
25,700	Sumitomo Forestry Co., Ltd.	486,222
		9,794,458
	Netherlands - 1.2%
17,841	Aalberts N.V.	1,087,642
5,898	Alfen Beheer B.V.*(2)	594,834
		1,682,476
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	Norway - 2.0%
16,787	Borregaard ASA	$ 437,025
39,918	Marine Harvest ASA	1,017,102
102,467	NEL ASA*	195,690
99,492	Norsk Hydro ASA	661,920
9,312	Tomra Systems ASA	538,114
		2,849,851
	South Korea - 1.9%
12,363	Samsung Electronics Co., Ltd.	844,843
2,478	Samsung SDI Co., Ltd.	1,599,645
1,234	SK IE Technology Co., Ltd.*(2)	241,918
		2,686,406
	Spain - 3.2%
27,079	Acciona S.A.*	1,932,789
113,783	Iberdrola S.A.	1,369,388
35,249	Siemens Gamesa Renewable Energy S.A.*	983,054
32,309	Soltec Power Holdings S.A.*(1)	260,237
		4,545,468
	Sweden - 2.2%
142,272	Hexagon AB Class B	2,355,113
64,080	Nibe Industrier AB Class B	765,755
		3,120,868
	Switzerland - 1.6%
33,078	ABB Ltd.	1,209,277
11,183	Swiss Re AG	1,013,857
		2,223,134
	Taiwan - 1.0%
133,000	Chroma ATE, Inc.	936,896
41,000	Giant Manufacturing Co., Ltd.	472,176
		1,409,072
	United Kingdom - 9.4%
37,756	Atlantica Sustainable Infrastructure plc	1,501,179
11,860	Croda International plc	1,388,346
53,614	ITM Power plc*(1)	305,347
39,608	Johnson Matthey plc	1,637,168
219,374	Kingfisher plc	1,126,799
299,304	National Grid plc	3,826,936
50,483	Persimmon plc	2,036,364
19,000	Spectris plc	943,091
108,509	Trainline plc*(2)	510,401
		13,275,631
	United States - 44.4%
5,939	Acuity Brands, Inc.	1,041,582
21,840	AECOM*	1,375,046
1,137	Alphabet, Inc. Class A*	3,063,681
549	Amazon.com, Inc.*	1,826,847
14,177	Array Technologies, Inc.*	191,957
16,063	Aspen Technology, Inc.*	2,349,374
3,150	Autodesk, Inc.*	1,011,559
37,865	Avangrid, Inc.	1,974,281
8,100	Ball Corp.	655,128
3,265	Beyond Meat, Inc.*	400,616
21,457	Consolidated Edison, Inc.	1,582,883
6,252	Danaher Corp.	1,859,907
19,375	Darling Ingredients, Inc.*	1,338,231
7,237	Deere & Co.	2,616,827
7,652	Eaton Corp. plc	1,209,399
4,188	Ecolab, Inc.	924,836
24,953	Eversource Energy	2,152,695
25,679	First Solar, Inc.*	2,209,421

44

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	United States - 44.4% - (continued)
14,631	FMC Corp.	$ 1,564,785
31,776	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,804,877
5,195	Hubbell, Inc.	1,041,390
4,966	IPG Photonics Corp.*	1,083,383
15,081	Johnson Controls International plc	1,077,085
29,033	Kroger Co.	1,181,643
2,634	Lindsay Corp.	423,257
8,370	Lowe's Cos., Inc.	1,612,815
8,984	Microsoft Corp.	2,559,631
4,339	Moody's Corp.	1,631,464
16,555	NextEra Energy, Inc.	1,289,634
13,851	Owens Corning	1,331,912
4,773	S&P Global, Inc.	2,046,281
18,939	Sunnova Energy International, Inc.*	721,576
8,435	Texas Instruments, Inc.	1,607,880
10,847	TPI Composites, Inc.*	424,552
17,202	Trimble, Inc.*	1,470,771
5,508	Union Pacific Corp.	1,204,930
13,515	Verisk Analytics, Inc.	2,567,039
14,484	Waste Management, Inc.	2,147,398
29,057	Westinghouse Air Brake Technologies Corp.	2,466,068
62,619	Weyerhaeuser Co., REIT	2,112,139
10,696	Xylem, Inc.	1,346,092
		62,500,872
	Total Common Stocks (cost $107,519,376)	$ 133,963,603
WARRANTS - 0.1%
	Switzerland - 0.1%
5,281	Beijing Sinohytec Co., Ltd. Expires 03/17/2023*	$ 220,054
	Total Warrants (cost $229,422)	$ 220,054
	Total Long-Term Investments (cost $107,748,798)	$ 134,183,657
SHORT-TERM INVESTMENTS - 4.6%
	Other Investment Pools & Funds - 1.4%
$ 2,005,428	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(3)	$ 2,005,428
	Repurchase Agreements - 2.2%
3,022,407	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $3,022,412; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $3,082,921	3,022,407
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.6% - (continued)
	Securities Lending Collateral - 1.0%
341,592	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		$ 341,592
953,283	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		953,283
114,401	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		114,401
			1,409,276
	Total Short-Term Investments (cost $6,437,111)		$ 6,437,111
	Total Investments (cost $114,185,909)	99.9%	$ 140,620,768
	Other Assets and Liabilities	0.1%	76,003
	Total Net Assets	100.0%	$ 140,696,771
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $1,347,153, representing 1.0% of net assets.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

45

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$ 756,948	$ —	$ 756,948	$ —
Belgium	972,586	—	972,586	—
Chile	601,262	—	601,262	—
China	3,415,590	—	3,415,590	—
Denmark	2,322,838	—	2,322,838	—
France	8,279,640	—	8,279,640	—
Germany	7,171,252	—	7,171,252	—
Ireland	3,655,184	2,641,257	1,013,927	—
Israel	373,911	373,911	—	—
Italy	2,326,156	—	2,326,156	—
Japan	9,794,458	—	9,794,458	—
Netherlands	1,682,476	—	1,682,476	—
Norway	2,849,851	437,025	2,412,826	—
South Korea	2,686,406	241,918	2,444,488	—
Spain	4,545,468	896,149	3,649,319	—
Sweden	3,120,868	2,355,113	765,755	—
Switzerland	2,223,134	—	2,223,134	—
Taiwan	1,409,072	—	1,409,072	—
United Kingdom	13,275,631	2,011,580	11,264,051	—
United States	62,500,872	62,500,872	—	—
Warrants	220,054	220,054	—	—
Short-Term Investments	6,437,111	3,414,704	3,022,407	—
Total	$ 140,620,768	$ 75,092,583	$ 65,528,185	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
46

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 26.3%
254,715	Hartford Core Equity Fund, Class F	$ 12,096,403
158,963	Hartford Multifactor US Equity ETF	6,514,876
293,614	Hartford Small Cap Value Fund, Class F	3,937,367
320,491	The Hartford Equity Income Fund, Class F	7,345,639
58,722	The Hartford Growth Opportunities Fund, Class F	3,922,056
109,467	The Hartford Small Company Fund, Class F	3,558,780
	Total Domestic Equity Funds (cost $27,134,726)	$ 37,375,121
	International/Global Equity Funds - 11.0%
164,918	Hartford Multifactor Developed Markets (ex-US) ETF	5,127,301
52,770	Hartford Schroders Emerging Markets Equity Fund, Class F	1,083,887
209,283	Hartford Schroders International Multi-Cap Value Fund, Class F	2,172,363
129,656	The Hartford International Growth Fund, Class F	2,533,471
229,621	The Hartford International Opportunities Fund, Class F	4,723,310
	Total International/Global Equity Funds (cost $13,449,597)	$ 15,640,332
	Taxable Fixed Income Funds - 62.5%
700,743	Hartford Core Bond ETF	29,097,863
310,376	Hartford Short Duration ETF	12,740,935
770,773	The Hartford Inflation Plus Fund, Class F	9,172,204
1,244,256	The Hartford Strategic Income Fund, Class F	11,584,025
2,475,221	The Hartford World Bond Fund, Class F	26,435,358
	Total Taxable Fixed Income Funds (cost $87,402,740)	$ 89,030,385
	Total Affiliated Investment Companies (cost $127,987,063)	$ 142,045,838
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
282,863	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		282,863
	Total Short-Term Investments (cost $282,863)		$ 282,863
	Total Investments (cost $128,269,926)	100.0%	$ 142,328,701
	Other Assets and Liabilities	(0.0)%	(12,715)
	Total Net Assets	100.0%	$ 142,315,986
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 142,045,838	$ 142,045,838	$ —	$ —
Short-Term Investments	282,863	282,863	—	—
Total	$ 142,328,701	$ 142,328,701	$ —	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
47

Hartford Core Equity Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 0.4%
63,406	Tesla, Inc.*	$ 43,572,603
	Banks - 5.6%
6,540,939	Bank of America Corp.	250,910,420
1,870,925	JP Morgan Chase & Co.	283,968,996
785,029	PNC Financial Services Group, Inc.	143,197,140
		678,076,556
	Capital Goods - 5.9%
920,873	AMETEK, Inc.	128,047,391
283,056	Deere & Co.	102,350,219
1,283,179	Fortune Brands Home & Security, Inc.	125,071,457
493,475	IDEX Corp.	111,865,848
469,622	Illinois Tool Works, Inc.	106,449,219
1,628,970	Raytheon Technologies Corp.	141,638,941
		715,423,075
	Commercial & Professional Services - 2.7%
509,244	Equifax, Inc.	132,708,986
1,213,493	Leidos Holdings, Inc.	129,139,925
530,571	Republic Services, Inc.	62,798,384
		324,647,295
	Consumer Durables & Apparel - 2.4%
1,007,926	NIKE, Inc. Class B	168,837,684
1,474,085	VF Corp.	118,221,617
		287,059,301
	Consumer Services - 2.5%
438,692	Airbnb, Inc. Class A*	63,176,035
38,316	Booking Holdings, Inc.*	83,462,210
639,955	McDonald's Corp.	155,323,478
		301,961,723
	Diversified Financials - 5.4%
1,043,602	American Express Co.	177,965,449
161,168	BlackRock, Inc.	139,760,055
1,544,009	Charles Schwab Corp.	104,915,411
2,361,235	Morgan Stanley	226,631,335
		649,272,250
	Energy - 1.1%
1,830,293	EOG Resources, Inc.	133,355,148
	Food & Staples Retailing - 1.3%
1,109,495	Walmart, Inc.	158,158,512
	Food, Beverage & Tobacco - 2.2%
667,944	Constellation Brands, Inc. Class A	149,846,557
1,194,897	Monster Beverage Corp.*	112,702,685
		262,549,242
	Health Care Equipment & Services - 8.3%
911,149	Abbott Laboratories	110,230,806
1,454,354	Baxter International, Inc.	112,494,282
482,675	Becton Dickinson and Co.	123,444,131
553,840	Danaher Corp.	164,761,862
1,478,019	Hologic, Inc.*	110,910,546
369,372	Laboratory Corp. of America Holdings*	109,389,518
678,234	UnitedHealth Group, Inc.	279,581,619
		1,010,812,764
	Household & Personal Products - 2.9%
1,419,455	Colgate-Palmolive Co.	112,846,673
1,703,919	Procter & Gamble Co.	242,348,399
		355,195,072
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Insurance - 0.9%
631,912	Chubb Ltd.	$ 106,628,831
	Materials - 1.1%
802,336	PPG Industries, Inc.	131,197,983
	Media & Entertainment - 12.0%
255,088	Alphabet, Inc. Class A*	687,342,269
996,906	Facebook, Inc. Class A*	355,197,608
296,130	Netflix, Inc.*	153,268,004
1,454,719	Walt Disney Co.*	256,059,638
		1,451,867,519
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
764,948	Eli Lilly & Co.	186,264,838
2,459,852	Merck & Co., Inc.	189,088,823
227,712	Regeneron Pharmaceuticals, Inc.*	130,845,592
331,672	Thermo Fisher Scientific, Inc.	179,106,197
		685,305,450
	Real Estate - 1.7%
464,477	American Tower Corp. REIT	131,354,096
1,677,033	Gaming and Leisure Properties, Inc. REIT	79,390,742
		210,744,838
	Retailing - 5.5%
143,187	Amazon.com, Inc.*	476,467,629
2,759,442	TJX Cos., Inc.	189,877,204
		666,344,833
	Semiconductors & Semiconductor Equipment - 5.1%
1,192,076	Advanced Micro Devices, Inc.*	126,586,551
307,018	KLA Corp.	106,891,387
814,518	QUALCOMM, Inc.	122,014,796
559,651	Teradyne, Inc.	71,075,677
1,003,300	Texas Instruments, Inc.	191,249,046
		617,817,457
	Software & Services - 12.0%
771,526	Fidelity National Information Services, Inc.	114,995,950
575,418	Global Payments, Inc.	111,291,595
931,438	GoDaddy, Inc. Class A*	78,101,076
526,297	Mastercard, Inc. Class A	203,119,064
2,195,575	Microsoft Corp.	625,541,273
717,178	salesforce.com, Inc.*	173,506,874
751,148	SS&C Technologies Holdings, Inc.	58,882,492
395,406	Workday, Inc. Class A*	92,683,167
		1,458,121,491
	Technology Hardware & Equipment - 9.3%
4,165,388	Apple, Inc.	607,563,494
648,636	CDW Corp.	118,927,411
3,416,709	Corning, Inc.	143,023,439
720,658	Motorola Solutions, Inc.	161,369,739
1,265,221	NetApp, Inc.	100,698,939
		1,131,583,022
	Telecommunication Services - 1.1%
2,382,342	Verizon Communications, Inc.	132,887,037
	Transportation - 1.3%
563,667	FedEx Corp.	157,798,577

48

Hartford Core Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Utilities - 2.1%
1,535,596	American Electric Power Co., Inc.		$ 135,316,720
1,145,031	Duke Energy Corp.		120,354,208
			255,670,928
	Total Common Stocks (cost $7,483,645,724)		$ 11,926,051,507
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
$ 136,952,988	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $136,953,216; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $103,992,846 and U.S. Treasury Bond at 4.375%, maturing 05/15/2041, with a market value of $35,699,275		$ 136,952,988
	Total Short-Term Investments (cost $136,952,988)		$ 136,952,988
	Total Investments (cost $7,620,598,712)	99.6%	$ 12,063,004,495
	Other Assets and Liabilities	0.4%	45,109,644
	Total Net Assets	100.0%	$ 12,108,114,139
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	280	09/17/2021	$ 61,453,000	$ 2,523,163
Total futures contracts				$ 2,523,163
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
49

Hartford Core Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 43,572,603	$ 43,572,603	$ —	$ —
Banks	678,076,556	678,076,556	—	—
Capital Goods	715,423,075	715,423,075	—	—
Commercial & Professional Services	324,647,295	324,647,295	—	—
Consumer Durables & Apparel	287,059,301	287,059,301	—	—
Consumer Services	301,961,723	301,961,723	—	—
Diversified Financials	649,272,250	649,272,250	—	—
Energy	133,355,148	133,355,148	—	—
Food & Staples Retailing	158,158,512	158,158,512	—	—
Food, Beverage & Tobacco	262,549,242	262,549,242	—	—
Health Care Equipment & Services	1,010,812,764	1,010,812,764	—	—
Household & Personal Products	355,195,072	355,195,072	—	—
Insurance	106,628,831	106,628,831	—	—
Materials	131,197,983	131,197,983	—	—
Media & Entertainment	1,451,867,519	1,451,867,519	—	—
Pharmaceuticals, Biotechnology & Life Sciences	685,305,450	685,305,450	—	—
Real Estate	210,744,838	210,744,838	—	—
Retailing	666,344,833	666,344,833	—	—
Semiconductors & Semiconductor Equipment	617,817,457	617,817,457	—	—
Software & Services	1,458,121,491	1,458,121,491	—	—
Technology Hardware & Equipment	1,131,583,022	1,131,583,022	—	—
Telecommunication Services	132,887,037	132,887,037	—	—
Transportation	157,798,577	157,798,577	—	—
Utilities	255,670,928	255,670,928	—	—
Short-Term Investments	136,952,988	—	136,952,988	—
Futures Contracts(2)	2,523,163	2,523,163	—	—
Total	$ 12,065,527,658	$ 11,928,574,670	$ 136,952,988	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
50

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Banks - 7.1%
9,208,110	Bank of America Corp.	$ 353,223,099
2,669,079	JP Morgan Chase & Co.	405,112,811
1,051,434	PNC Financial Services Group, Inc.	191,792,076
		950,127,986
	Capital Goods - 8.0%
309,052	Deere & Co.	111,750,113
839,218	General Dynamics Corp.	164,511,905
2,211,927	Ingersoll Rand, Inc.*	108,096,873
1,991,891	Johnson Controls International plc	142,260,855
389,507	Lockheed Martin Corp.	144,768,067
2,087,788	Otis Worldwide Corp.	186,961,415
2,462,731	Raytheon Technologies Corp.	214,134,460
		1,072,483,688
	Commercial & Professional Services - 1.1%
994,784	Waste Management, Inc.	147,486,676
	Consumer Services - 2.1%
1,281,733	Hilton Worldwide Holdings, Inc.*	168,483,803
487,413	McDonald's Corp.	118,300,009
		286,783,812
	Diversified Financials - 6.2%
1,266,356	American Express Co.	215,951,689
174,509	BlackRock, Inc.	151,328,969
2,472,378	Charles Schwab Corp.	167,998,085
1,044,294	Northern Trust Corp.	117,848,578
438,110	S&P Global, Inc.	187,826,519
		840,953,840
	Energy - 3.9%
1,607,312	Chevron Corp.	163,640,435
2,527,275	ConocoPhillips	141,679,036
1,379,340	Marathon Petroleum Corp.	76,167,155
3,187,245	TotalEnergies SE ADR	139,059,499
		520,546,125
	Food & Staples Retailing - 2.5%
1,724,257	Sysco Corp.	127,939,869
1,446,069	Walmart, Inc.	206,137,136
		334,077,005
	Food, Beverage & Tobacco - 2.5%
3,387,732	Coca-Cola Co.	193,202,356
2,231,932	Mondelez International, Inc. Class A	141,192,018
		334,394,374
	Health Care Equipment & Services - 7.7%
438,448	Anthem, Inc.	168,368,416
566,193	Becton Dickinson and Co.	144,803,860
899,165	HCA Healthcare, Inc.	223,172,753
1,620,325	Medtronic plc	212,764,876
708,560	UnitedHealth Group, Inc.	292,082,603
		1,041,192,508
	Insurance - 5.5%
3,291,124	American International Group, Inc.	155,834,721
1,267,846	Chubb Ltd.	213,936,334
2,067,471	MetLife, Inc.	119,293,077
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Insurance - 5.5% - (continued)
1,089,602	Principal Financial Group, Inc.	$ 67,696,972
1,905,732	Prudential Financial, Inc.	191,106,805
		747,867,909
	Materials - 3.6%
1,266,036	Celanese Corp.	197,210,428
1,324,080	FMC Corp.	141,610,356
900,188	PPG Industries, Inc.	147,198,742
		486,019,526
	Media & Entertainment - 6.7%
216,253	Alphabet, Inc. Class A*	582,700,196
5,334,781	Comcast Corp. Class A	313,845,166
		896,545,362
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
876,054	Agilent Technologies, Inc.	134,237,754
2,527,033	AstraZeneca plc ADR	144,647,369
2,511,845	Bristol-Myers Squibb Co.	170,478,920
1,735,231	Merck & Co., Inc.	133,387,207
1,388,717	Novartis AG ADR	128,303,564
6,883,321	Pfizer, Inc.	294,674,972
		1,005,729,786
	Real Estate - 3.1%
501,413	American Tower Corp. REIT	141,799,597
7,041,369	Host Hotels & Resorts, Inc. REIT*	112,169,008
527,107	Public Storage REIT	164,710,395
		418,679,000
	Retailing - 3.9%
539,540	Home Depot, Inc.	177,071,633
985,771	Lowe's Cos., Inc.	189,948,214
2,332,058	TJX Cos., Inc.	160,468,911
		527,488,758
	Semiconductors & Semiconductor Equipment - 3.5%
415,653	Broadcom, Inc.	201,757,966
1,362,496	Micron Technology, Inc.*	105,702,440
844,272	Texas Instruments, Inc.	160,935,129
		468,395,535
	Software & Services - 8.2%
435,943	Accenture plc Class A	138,490,372
2,267,723	Cognizant Technology Solutions Corp. Class A	166,745,672
1,132,167	Fidelity National Information Services, Inc.	168,749,491
2,209,807	Microsoft Corp.	629,596,113
		1,103,581,648
	Technology Hardware & Equipment - 7.5%
2,476,908	Apple, Inc.	361,281,801
4,505,174	Cisco Systems, Inc.	249,451,484
3,779,107	Corning, Inc.	158,193,419
5,569,581	HP, Inc.	160,793,803
348,080	Motorola Solutions, Inc.	77,942,074
		1,007,662,581
	Telecommunication Services - 2.3%
5,639,047	Verizon Communications, Inc.	314,546,042
	Transportation - 0.6%
378,095	Union Pacific Corp.	82,712,062

51

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.0% - (continued)
	Utilities - 3.5%
1,923,243	Dominion Energy, Inc.		$ 143,993,203
656,046	Duke Energy Corp.		68,956,995
2,780,057	Exelon Corp.		130,106,668
1,011,767	Sempra Energy		132,187,359
			475,244,225
	Total Common Stocks (cost $7,944,381,188)		$ 13,062,518,448
SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 2.3%
$ 316,281,423	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $316,281,950; collateralized by U.S. Treasury Bond at 2.750%, maturing 08/15/2042, with a market value of $175,702,564, U.S. Treasury Bond at 2.750%, maturing 11/15/2042, with a market value of $58,145,318, U.S. Treasury Bond at 3.375%, maturing 05/15/2044, with a market value of $21,878,395 and U.S. Treasury Bond at 3.625%, maturing 08/15/2043, with a market value of $66,880,840		$ 316,281,423
	Total Short-Term Investments (cost $316,281,423)		$ 316,281,423
	Total Investments (cost $8,260,662,611)	99.3%	$ 13,378,799,871
	Other Assets and Liabilities	0.7%	93,967,587
	Total Net Assets	100.0%	$ 13,472,767,458
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

52

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 950,127,986	$ 950,127,986	$ —	$ —
Capital Goods	1,072,483,688	1,072,483,688	—	—
Commercial & Professional Services	147,486,676	147,486,676	—	—
Consumer Services	286,783,812	286,783,812	—	—
Diversified Financials	840,953,840	840,953,840	—	—
Energy	520,546,125	520,546,125	—	—
Food & Staples Retailing	334,077,005	334,077,005	—	—
Food, Beverage & Tobacco	334,394,374	334,394,374	—	—
Health Care Equipment & Services	1,041,192,508	1,041,192,508	—	—
Insurance	747,867,909	747,867,909	—	—
Materials	486,019,526	486,019,526	—	—
Media & Entertainment	896,545,362	896,545,362	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,005,729,786	1,005,729,786	—	—
Real Estate	418,679,000	418,679,000	—	—
Retailing	527,488,758	527,488,758	—	—
Semiconductors & Semiconductor Equipment	468,395,535	468,395,535	—	—
Software & Services	1,103,581,648	1,103,581,648	—	—
Technology Hardware & Equipment	1,007,662,581	1,007,662,581	—	—
Telecommunication Services	314,546,042	314,546,042	—	—
Transportation	82,712,062	82,712,062	—	—
Utilities	475,244,225	475,244,225	—	—
Short-Term Investments	316,281,423	—	316,281,423	—
Total	$ 13,378,799,871	$ 13,062,518,448	$ 316,281,423	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
53

Hartford Emerging Markets Equity Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Brazil - 3.1%
77,300	Banco do Brasil S.A.	$ 469,447
113,500	Cia Brasileira de Distribuicao	676,217
492,821	Cia Energetica de Minas Gerais	1,129,800
229,900	CPFL Energia S.A.	1,117,663
164,400	Even Construtora e Incorporadora S.A.	284,404
427,624	JBS S.A.	2,631,469
206,100	Marfrig Global Foods S.A.	776,004
85,400	Qualicorp Consultoria e Corretora de Seguros S.A.	422,224
121,000	Sao Martinho S.A.	745,062
163,800	SLC Agricola S.A.	1,415,255
260,900	Vale S.A.	5,448,180
		15,115,725
	Cayman Islands - 0.9%
84,600	Hello Group, Inc.	1,048,194
218,500	Wuxi Biologics Cayman, Inc.*(1)	3,337,424
		4,385,618
	Chile - 0.4%
673,872	Cencosud S.A.	1,222,211
238,591	Falabella S.A.	927,470
		2,149,681
	China - 32.9%
260,000	Agile Group Holdings Ltd.	284,454
7,064,131	Agricultural Bank of China Ltd. Class H	2,355,699
33,000	Alibaba Group Holding Ltd.*	805,951
80,447	Alibaba Group Holding Ltd. ADR*	15,702,450
398,000	Aluminum Corp. of China Ltd. Class H*	242,761
683,321	Anhui Conch Cement Co., Ltd. Class H	3,268,257
337,000	ANTA Sports Products Ltd.	7,336,945
39,303	Autodesk, Inc.	1,780,426
2,381,500	BAIC Motor Corp. Ltd. Class H(1)	850,193
19,337	Baidu, Inc. ADR*	3,171,461
22,901,205	Bank of China Ltd. Class H	7,957,946
6,206,224	Bank of Communications Co., Ltd. Class H	3,589,990
2,376,413	Baoshan Iron & Steel Co., Ltd. Class A	2,913,561
94,500	BYD Co., Ltd. Class H	2,920,847
4,158,345	China Cinda Asset Management Co., Ltd. Class H	706,336
5,685,137	China CITIC Bank Corp. Ltd. Class H	2,544,237
6,031,102	China Construction Bank Corp. Class H	4,200,924
1,081,000	China Everbright Bank Co., Ltd. Class H	368,508
583,000	China Feihe Ltd.(1)	1,120,823
301,200	China Fortune Land Development Co., Ltd.*	202,389
1,321,500	China Galaxy Securities Co., Ltd. Class H	690,474
794,000	China Medical System Holdings Ltd.	1,612,459
572,000	China Mengniu Dairy Co., Ltd.*	3,105,624
167,000	China Merchants Bank Co., Ltd. Class H	1,270,461
642,000	China National Building Material Co., Ltd. Class H	695,351
3,620,000	China Petroleum & Chemical Corp. Class H	1,655,319
2,119,500	China Railway Group Ltd. Class A	1,732,046
254,000	China Resources Medical Holdings Co. Ltd.	235,739
1,445,000	China Resources Pharmaceutical Group Ltd.(1)	773,962
3,700	China Tourism Group Duty Free Corp. Ltd. Class A	138,386
185,000	China Yongda Automobiles Services Holdings Ltd.	345,437
62,800	Chongqing Brewery Co., Ltd. Class A*	1,506,472
1,008,149	COSCO Shipping Holdings Co., Ltd. Class H*(2)	1,520,803
105,000	Country Garden Services Holdings Co., Ltd.	852,588
2,068,000	CSPC Pharmaceutical Group Ltd.	2,791,466
769,677	Daqin Railway Co., Ltd. Class A	701,171
16,818	Daqo New Energy Corp. ADR*	996,467
2,132,000	Dongfeng Motor Group Co., Ltd. Class H	1,891,276
54,600	Ecovacs Robotics Co., Ltd.	1,448,828
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	China - 32.9% - (continued)
98,800	ENN Energy Holdings Ltd.	$ 2,061,787
763,489	Focus Media Information Technology Co., Ltd. Class A	890,563
89,600	Fuyao Glass Industry Group Co., Ltd. Class H(1)	570,440
977,200	GF Securities Co., Ltd.	1,388,461
1,128,800	Guangzhou R&F Properties Co., Ltd. Class H	990,536
125,000	Guotai Junan Securities Co., Ltd. Class H(1)	157,166
103,000	Haitian International Holdings Ltd.	377,081
151,800	Hunan Valin Steel Co., Ltd. Class A	180,591
110,800	Hygeia Healthcare Holdings Co., Ltd.(1)	1,109,504
33,089	JD.com, Inc. ADR*	2,345,348
37,500	JiuGui Liquor Co., Ltd. Class A	1,115,215
3,350,000	Lenovo Group Ltd.	3,123,815
480,500	Li Ning Co., Ltd.	5,074,711
30,500	Luzhou Laojiao Co., Ltd. Class A	811,422
150,500	Meituan Dianping Class B*(1)	4,164,548
1,751,300	Metallurgical Corp. of China Ltd. Class A	1,017,678
85,929	New China Life Insurance Co., Ltd. Class H	235,119
916,000	Newborn Town, Inc.*	600,464
84,628	NIO, Inc. ADR*	3,781,179
6,721,098	People's Insurance Co., Group of China Ltd. Class H	2,085,751
5,962,800	PetroChina Co., Ltd. Class A	4,319,906
55,300	Pharmaron Beijing Co., Ltd. Class H(1)	1,212,751
23,633	Pinduoduo, Inc. ADR*	2,165,019
147,841	Sany Heavy Industry Co., Ltd. Class A	570,541
935,300	Shaanxi Coal Industry Co., Ltd. Class A	1,621,687
100,200	Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	481,636
313,400	Shanxi Lu'an Environmental Energy Development Co., Ltd.	608,563
9,300	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	413,508
713,600	Shenzhen Overseas Chinese Town Co., Ltd.	713,646
106,000	Sinopharm Group Co., Ltd. Class H	277,955
1,144,249	Sinotruk Hong Kong Ltd.	1,961,509
3,400	Sungrow Power Supply Co., Ltd. Class A	88,768
276,680	Tencent Holdings Ltd.	16,686,058
418,000	Tianneng Power International Ltd.(2)	802,043
289,000	Topsports International Holdings Ltd.(1)	403,313
90,000	Tsingtao Brewery Co., Ltd. Class H	711,337
612,000	Uni-President China Holdings Ltd.	615,341
57,629	Vipshop Holdings Ltd. ADR*	958,370
49,646	Weibo Corp.*	2,800,034
82,000	Weichai Power Co., Ltd. Class H	179,726
24,900	Wuliangye Yibin Co., Ltd. Class A	854,483
490,000	Yadea Group Holdings Ltd.(1)	843,252
296,000	Yanzhou Coal Mining Co., Ltd. Class H	440,038
316,500	Zhongsheng Group Holdings Ltd.	2,916,939
53,500	Zhuzhou Kibing Group Co. Ltd.	172,731
775,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	667,653
		161,856,673
	Greece - 0.1%
30,205	Hellenic Telecommunications Organization S.A.	551,190
	Hong Kong - 1.2%
188,000	China Resources Beer Holdings Co., Ltd.	1,409,662
204,600	Hopson Development Holdings Ltd.	678,061
402,500	Kingboard Holdings Ltd.	2,108,730
1,618,000	Truly International Holdings, Ltd.*	589,679

54

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Hong Kong - 1.2% - (continued)
186,000	Wharf Holdings Ltd.	$ 631,126
689,660	Yuexiu Property Co., Ltd.	642,188
		6,059,446
	Hungary - 0.7%
59,383	OTP Bank Nyrt*	3,202,281
	India - 9.9%
134,549	Adani Enterprises Ltd.	2,570,122
411,009	Adani Power Ltd.*	530,143
63,809	Adani Total Gas Ltd.	765,339
20,985	Apollo Hospitals Enterprise Ltd.	1,139,010
81,930	Balkrishna Industries Ltd.	2,617,856
577,973	Bharat Electronics Ltd.	1,435,898
104,369	Bharat Forge Ltd.	1,084,939
164,127	Crompton Greaves Consumer Electricals Ltd.	1,076,495
11,180	Deepak Nitrite Ltd.	306,771
19,214	Divi's Laboratories Ltd.*	1,267,595
25,930	Dr Lal PathLabs Ltd.(1)	1,241,440
8,923	Escorts Ltd.	142,355
322,446	HCL Technologies Ltd.	4,446,305
275,182	ICICI Bank Ltd.	2,531,227
37,752	Infosys Ltd.	822,763
102,194	JSW Steel Ltd.	1,013,822
23,424	L&T Technology Services Ltd.(1)	1,168,786
18,720	Larsen & Toubro Infotech Ltd.(1)	1,179,693
250,497	Laurus Labs Ltd.(1)	2,162,138
55,528	Mindtree Ltd.	2,139,803
278,083	Motherson Sumi Systems Ltd.*	878,296
13,562	NIIT Technologies Ltd.	927,692
1,295,785	Oil & Natural Gas Corp. Ltd.	2,007,170
793,808	Power Finance Corp. Ltd.	1,388,396
526,739	Power Grid Corp. of India Ltd.	1,213,043
712,835	State Bank of India	4,144,155
11,437	Sun TV Network Ltd.	89,240
29,145	Tata Elxsi Ltd.	1,656,013
71,271	Tata Motors Ltd.*	282,244
99,812	Tata Steel Ltd.	1,927,697
168,359	Vedanta Ltd.	684,962
456,851	Wipro Ltd.	3,610,782
		48,452,190
	Indonesia - 0.1%
236,600	Astra International Tbk PT	77,253
14,584,400	Multipolar Tbk PT*	559,678
		636,931
	Malaysia - 0.6%
2,093,300	Inari Amertron Bhd	1,653,156
720,600	Kossan Rubber Industries	590,824
838,400	Supermax Corp. Bhd	649,661
		2,893,641
	Mexico - 1.9%
170,232	Cemex S.A.B. de C.V. ADR*	1,383,986
30,016	Controladora Vuela Cia de Aviacion S.A.B. de C.V.*	662,753
108,112	Fibra Uno Administracion S.A. de C.V. REIT	117,637
332,400	Grupo Bimbo S.A.B. de C.V. Series A	763,445
176,300	Grupo Financiero Banorte S.A.B. de C.V. Class O	1,140,542
986,900	Grupo Mexico S.A.B. de C.V. Series B	4,520,467
12,547	Grupo Televisa S.A.B.	170,012
149,900	Orbia Advance Corp. S.A.B. de C.V.	408,519
		9,167,361
	Poland - 0.6%
31,834	Bank Polska Kasa Opieki S.A.*	777,493
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Poland - 0.6% - (continued)
5,771	KGHM Polska Miedz S.A.	$ 291,383
114,337	PGE Polska Grupa Energetyczna S.A.*	257,239
1,139,053	Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,858,452
		3,184,567
	Qatar - 0.7%
1,234,504	Barwa Real Estate Co.	1,036,383
275,152	Industries Qatar QSC	1,008,866
272,474	Qatar Gas Transport Co., Ltd.	226,828
92,832	Qatar Islamic Bank SAQ	439,046
1,561,412	United Development Co.	626,105
		3,337,228
	Russia - 3.8%
30,800	LUKOIL PJSC ADR	2,639,122
16,706	Magnit PJSC GDR	244,158
41,796	Novolipetsk Steel PJSC GDR	1,466,359
46,000	PhosAgro PJSC GDR	875,380
452,200	Sberbank of Russia PJSC ADR	7,525,282
31,202	Severstal PAO GDR	767,885
780,520	Surgutneftegas PJSC ADR	3,422,535
1,401,618	VTB Bank PJSC GDR	1,827,511
		18,768,232
	Saudi Arabia - 2.3%
158,648	Al Rajhi Bank	4,695,480
502,407	Alinma Bank	2,906,952
99,729	Bank AlBilad*	975,910
138,351	Bank Al-Jazira*	714,922
130,468	Riyad Bank	911,439
38,656	Saudi Ceramic Co.*	636,983
6,155	Saudi Research & Media Group*	291,798
		11,133,484
	South Africa - 3.7%
58,081	Absa Group Ltd.*	540,346
46,854	African Rainbow Minerals Ltd.	955,996
3,798	Anglo American Platinum Ltd.	497,047
6,006	Capitec Bank Holdings Ltd.	666,855
23,307	Clicks Group Ltd.	421,685
133,326	Exxaro Resources Ltd.	1,649,916
21,744	Impala Platinum Holdings Ltd.	391,967
113,531	Investec Ltd.	423,580
37,221	Kumba Iron Ore Ltd.	1,974,734
178,751	Mr. Price Group Ltd.	2,659,686
410,367	MTN Group Ltd.*	2,947,555
223,456	MultiChoice Group Ltd.	1,853,993
11,157	Naspers Ltd. Class N	2,153,080
5,653	Northam Platinum Ltd.*	89,019
45,287	Sasol Ltd.*	675,182
45,233	Shoprite Holdings Ltd.	495,205
		18,395,846
	South Korea - 14.4%
137,511	BNK Financial Group, Inc.	925,629
1,434	CJ CheilJedang Corp.	582,995
82,169	Daewoo Engineering & Construction Co., Ltd.*	532,493
197,663	DGB Financial Group, Inc.	1,621,058
36,824	Doosan Infracore Co., Ltd.*	517,232
21,769	E-Mart, Inc.	3,193,004
33,057	Hana Financial Group, Inc.	1,247,195
12,886	Hankook Tire & Technology Co., Ltd.	542,377
7,135	Hanmi Semiconductor Co. Ltd.	227,796
13,754	Hyundai Motor Co.	2,617,591
186,726	Industrial Bank of Korea	1,670,686
52,345	Kakao Corp.	6,700,941

55

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	South Korea - 14.4% - (continued)
107,172	KB Financial Group, Inc.	$ 4,760,138
81,671	Kia Motors Corp.	5,964,483
10,153	Korea Investment Holdings Co., Ltd.	848,343
65,000	KT Corp.	1,909,481
82,069	KT Corp. ADR	1,180,973
2,719	LG Chem Ltd.	1,997,115
75,760	LG Display Co., Ltd.*	1,455,664
23,201	LG Electronics, Inc.	3,178,051
4,421	LG Innotek Co., Ltd.	873,869
43,097	Mirae Asset Daewoo Co., Ltd.	335,255
3,656	POSCO	1,162,815
5,461	Samsung Electro-Mechanics Co., Ltd.	912,127
267,290	Samsung Electronics Co., Ltd.	18,265,634
12,135	Samsung Engineering Co., Ltd.*	246,691
9,279	Silicon Works Co., Ltd.	968,557
23,619	SK Hynix, Inc.	2,312,212
9,671	SK Telecom Co., Ltd.	2,533,164
7,533	S-Oil Corp.	643,202
1,896	Woongjin Coway Co., Ltd.	141,217
48,977	Woori Financial Group, Inc.	461,776
		70,529,764
	Taiwan - 13.5%
1,034,000	Acer, Inc.	1,009,405
3,422,000	Cathay Financial Holding Co., Ltd.	6,660,282
18,000	Eclat Textile Co., Ltd.	392,994
456,000	Elan Microelectronics Corp.	2,963,236
435,000	Evergreen Marine Corp. Taiwan Ltd.*	2,068,871
51,113	Fitipower Integrated Technology, Inc.	516,033
3,056,000	Fubon Financial Holding Co., Ltd.	8,215,015
8,000	Giant Manufacturing Co., Ltd.	92,132
61,000	Gigabyte Technology Co., Ltd.	219,172
21,667	Himax Technologies, Inc. ADR	296,188
16,000	Hon Hai Precision Industry Co., Ltd.	63,227
265,086	Lite-On Technology Corp.	609,282
24,646	Makalot Industrial Co., Ltd.	209,777
141,959	MediaTek, Inc.	4,641,754
73,000	Micro-Star International Co., Ltd.	387,829
249,000	Nantex Industry Co., Ltd.	1,097,142
311,000	Nanya Technology Corp.	809,123
142,000	Novatek Microelectronics Corp.	2,612,136
6,000	Phison Electronics Corp.	102,539
60,000	Radiant Opto-Electronics Corp.	226,866
78,000	Realtek Semiconductor Corp.	1,646,876
1,260,176	Taiwan Semiconductor Manufacturing Co., Ltd.	26,337,043
1,683,724	United Microelectronics Corp.	3,520,914
121,000	USI Corp.	142,249
690,000	Winbond Electronics Corp.	851,077
56,000	Yang Ming Marine Transport Corp.*	235,961
636,000	Yuanta Financial Holding Co., Ltd.	578,447
		66,505,570
	Thailand - 2.6%
436,000	Charoen Pokphand Foods PCL	344,900
497,600	Com7 PCL	980,287
46,100	Delta Electronics Thailand PCL	819,119
697,400	Kasikornbank PCL	2,170,280
485,300	Kiatnakin Bank PCL	753,033
876,900	PTT Exploration & Production PCL	2,748,025
497,000	PTT PCL	525,466
224,200	Siam Commercial Bank PCL	637,794
3,535,900	Thai Union Group PCL Class F	2,388,286
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.4% - (continued)
	Thailand - 2.6% - (continued)
792,800	Thai Vegetable Oil PCL		$ 759,814
289,400	Tisco Financial Group PCL		774,844
			12,901,848
	Turkey - 0.5%
347,850	Arcelik A.S.		1,362,741
52,275	Ford Otomotiv Sanayi AS		1,070,572
			2,433,313
	United Arab Emirates - 1.5%
224,072	Abu Dhabi Commercial Bank PJSC		428,239
559,945	Abu Dhabi Islamic Bank PJSC		842,410
3,583,547	Aldar Properties PJSC		3,867,775
578,892	Emirates NBD Bank PJSC		2,111,853
			7,250,277
	Total Common Stocks (cost $387,041,679)		$ 468,910,866
PREFERRED STOCKS - 2.3%
	Brazil - 2.3%
273,300	Cia de Transmissao de Energia Eletrica Paulista		$ 1,266,208
2,080,000	Cia Paranaense de Energia		2,444,122
1,433,200	Petroleo Brasileiro S.A.		7,405,062
			11,115,392
	Total Preferred Stocks (cost $10,897,810)		$ 11,115,392
	Total Long-Term Investments (cost $397,939,489)		$ 480,026,258
SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 1.9%
9,416,677	Fixed Income Clearing Corp. Fixed Income Clearing Corp. Repurchase Agreement dated 7/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $9,416,693; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $9,605,073		$ 9,416,677
	Securities Lending Collateral - 0.1%
84,328	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		84,328
235,333	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		235,333
28,242	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		28,242
			347,903
	Total Short-Term Investments (cost $9,764,580)		$ 9,764,580
	Total Investments (cost $407,704,069)	99.7%	$ 489,790,838
	Other Assets and Liabilities	0.3%	1,441,676
	Total Net Assets	100.0%	$ 491,232,514
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service

56

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $20,295,433, representing 4.1% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	109	09/17/2021	$ 6,963,465	$ (491,816)
Total futures contracts				$ (491,816)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 15,115,725	$ 15,115,725	$ —	$ —
Cayman Islands	4,385,618	1,048,194	3,337,424	—
Chile	2,149,681	2,149,681	—	—
China	161,856,673	34,077,835	127,778,838	—
Greece	551,190	—	551,190	—
Hong Kong	6,059,446	—	6,059,446	—
Hungary	3,202,281	—	3,202,281	—
India	48,452,190	765,339	47,686,851	—
Indonesia	636,931	559,678	77,253	—
Malaysia	2,893,641	1,240,485	1,653,156	—
Mexico	9,167,361	9,167,361	—	—
Poland	3,184,567	—	3,184,567	—
Qatar	3,337,228	1,447,912	1,889,316	—
Russia	18,768,232	1,119,538	17,648,694	—
Saudi Arabia	11,133,484	11,133,484	—	—
South Africa	18,395,846	9,200,383	9,195,463	—
South Korea	70,529,764	1,180,973	69,348,791	—
Taiwan	66,505,570	296,188	66,209,382	—
Thailand	12,901,848	10,731,568	2,170,280	—
Turkey	2,433,313	—	2,433,313	—
United Arab Emirates	7,250,277	2,540,092	4,710,185	—
Preferred Stocks	11,115,392	11,115,392	—	—
Short-Term Investments	9,764,580	347,903	9,416,677	—
Total	$ 489,790,838	$ 113,237,731	$ 376,553,107	$ —
Liabilities
Futures Contracts(2)	$ (491,816)	$ (491,816)	$ —	$ —
Total	$ (491,816)	$ (491,816)	$ —	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
57

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2%
	Argentina - 0.4%
	YPF S.A.
$ 220,000	6.95%, 07/21/2027(1)	$ 153,494
70,000	8.50%, 03/23/2025	63,525
		217,019
	Azerbaijan - 0.3%
165,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/2024(1)	165,000
	Bermuda - 0.4%
215,000	Ooredoo International Finance Ltd. 3.25%, 02/21/2023(1)	223,486
	Brazil - 0.3%
200,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(2)	206,400
	British Virgin Islands - 2.0%
123,000	Central American Bottling Corp. 5.75%, 01/31/2027(2)	128,067
200,000	Gold Fields Orogen Holdings BVI Ltd. 6.13%, 05/15/2029(1)	236,500
270,000	Huarong Finance Co., Ltd. 4.50%, 01/24/2022, (4.50% fixed rate until 01/24/2022; 5 year USD CMT + 7.773% thereafter)(1)(3)(4)	207,900
250,000	Sinopec Group Overseas Development Ltd. 2.70%, 05/13/2030(2)	259,799
181,773	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	205,859
200,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	204,961
		1,243,086
	Cayman Islands - 3.6%
265,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(2)	279,200
199,193	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(5)	149,395
205,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(1)	217,899
210,000	Meituan 2.13%, 10/28/2025(2)	203,924
490,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	512,128
134,426	Sparc EM SPC Panama Metro 0.00%, 12/05/2022(1)(5)	132,745
225,000	Tencent Holdings Ltd. 3.24%, 06/03/2050(2)	219,258
135,000	Vale Overseas Ltd. 3.75%, 07/08/2030	144,450
200,000	Wynn Macau Ltd. 5.50%, 01/15/2026(1)	207,000
200,000	Yuzhou Group Holdings Co., Ltd. 7.70%, 02/20/2025(1)	148,602
		2,214,601
	Chile - 1.5%
250,000	Empresa Nacional de Telecomunicaciones S.A. 4.75%, 08/01/2026(1)	276,916
	Engie Energia Chile S.A.
200,000	3.40%, 01/28/2030(1)	206,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Chile - 1.5% - (continued)
$ 200,000	4.50%, 01/29/2025(1)	$ 219,034
210,000	VTR Comunicaciones S.p.A. 4.38%, 04/15/2029(1)	210,000
		911,950
	China - 0.8%
200,000	China Development Bank Financial Leasing Co., Ltd. 2.88%, 09/28/2030, (2.88% fixed rate until 09/28/2025; 5 year USD CMT + 2.750% thereafter)(1)(3)	204,358
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(2)	252,640
		456,998
	Colombia - 0.6%
200,000	Bancolombia S.A. 3.00%, 01/29/2025	202,020
140,000	Ecopetrol S.A. 6.88%, 04/29/2030	168,700
		370,720
	Cyprus - 0.3%
200,000	Interpipe Holdings plc 8.38%, 05/13/2026(2)	198,540
	Hong Kong - 1.4%
260,000	AIA Group Ltd. 3.38%, 04/07/2030(1)	288,868
275,000	CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 5 year USD CMT + 1.750% thereafter)(1)(3)	281,345
250,000	Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029, (3.80% fixed rate until 11/20/2024; 5 year USD CMT + 2.180% thereafter)(1)(3)	259,030
		829,243
	India - 0.9%
200,000	Adani Ports & Special Economic Zone Ltd. 4.38%, 07/03/2029(1)	210,278
285,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	311,451
		521,729
	Ireland - 1.0%
400,000	Gtlk Europe Capital DAC 4.65%, 03/10/2027(1)	419,841
200,000	PJSC Koks via IMH Capital DAC 5.90%, 09/23/2025(2)	213,430
		633,271
	Israel - 1.4%
	Energean Israel Finance Ltd.
25,000	4.50%, 03/30/2024(1)(2)	25,436
25,000	4.88%, 03/30/2026(1)(2)	25,555
220,000	5.38%, 03/30/2028(1)(2)	224,741
200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(2)	224,000
	Leviathan Bond Ltd.
50,000	6.50%, 06/30/2027(1)(2)	55,062

58

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Israel - 1.4% - (continued)
$ 105,000	6.75%, 06/30/2030(1)(2)	$ 117,683
200,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(2)(3)	200,600
		873,077
	Jersey - 1.0%
	Galaxy Pipeline Assets Bidco Ltd.
230,000	2.16%, 03/31/2034(1)	227,730
200,000	2.16%, 03/31/2034(2)	198,026
200,000	2.63%, 03/31/2036(2)	198,080
		623,836
	Luxembourg - 1.7%
196,458	Guara Norte S.a.r.l. 5.20%, 06/15/2034(2)	202,293
200,000	Kernel Holding S.A. 6.50%, 10/17/2024(2)	212,790
180,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(2)	187,200
200,000	Rumo Luxembourg S.a.r.l. 5.25%, 01/10/2028(2)	213,482
235,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(1)	247,662
		1,063,427
	Mauritius - 0.3%
200,000	MTN Mauritius Investments Ltd. 5.37%, 02/13/2022(1)	203,600
	Mexico - 1.6%
200,000	BBVA Bancomer S.A. 6.75%, 09/30/2022(1)	211,800
200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.75%, 01/15/2051(1)	205,936
205,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	207,050
130,000	Petroleos Mexicanos 7.69%, 01/23/2050	126,360
200,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(2)	197,500
		948,646
	Morocco - 0.7%
433,000	OCP S.A. 3.75%, 06/23/2031(2)	438,660
	Netherlands - 3.0%
425,000	Braskem Netherlands Finance B.V. 4.50%, 01/31/2030(1)	448,375
200,000	Embraer Netherlands Finance B.V. 6.95%, 01/17/2028(2)	225,602
200,000	Greenko Dutch B.V. 3.85%, 03/29/2026(2)	201,184
	Petrobras Global Finance B.V.
60,000	5.50%, 06/10/2051	59,025
145,000	6.75%, 06/03/2050	165,317
350,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	335,860
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	201,638
200,000	VTR Finance N.V. 6.38%, 07/15/2028(2)	211,286
		1,848,287
	Peru - 1.3%
295,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(2)	301,640
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Peru - 1.3% - (continued)
	SAN Miguel Industrias Pet S.A.
$ 200,000	3.50%, 08/02/2028(2)	$ 195,800
270,000	4.50%, 09/18/2022(2)	272,160
		769,600
	Qatar - 0.3%
200,000	Qatar Petroleum Industry 2.25%, 07/12/2031(2)	202,350
	Saudi Arabia - 0.8%
400,000	Saudi Arabian Oil Co. 4.25%, 04/16/2039(1)	454,141
	Singapore - 1.5%
205,000	BOC Aviation Ltd. 3.88%, 04/27/2026(2)(6)	222,241
200,000	Jollibee Worldwide Pte Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(1)(3)(4)	199,272
270,000	United Overseas Bank Ltd. 2.88%, 03/08/2027, (2.88% fixed rate until 03/08/2022; 5 year USD Swap + 1.654% thereafter)(1)(3)	272,886
200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(1)	205,762
		900,161
	Spain - 0.4%
250,000	AI Candelaria Spain SLU 5.75%, 06/15/2033(2)(6)	255,058
	Thailand - 0.3%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 year USD CMT + 1.900% thereafter)(1)(3)	207,744
	Turkey - 0.3%
200,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	198,008
	United Arab Emirates - 0.8%
199,786	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	236,846
225,000	Tabreed Sukuk Spc Ltd. 5.50%, 10/31/2025(1)	259,398
		496,244
	United Kingdom - 0.3%
200,000	MARB BondCo plc 3.95%, 01/29/2031(2)	194,400
	United States - 1.0%
	DAE Funding LLC
200,000	3.38%, 03/20/2028(2)	205,700
200,000	3.38%, 03/20/2028(1)	205,700
200,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(2)	193,260
		604,660
	Total Corporate Bonds (cost $18,069,483)	$ 18,473,942
FOREIGN GOVERNMENT OBLIGATIONS - 62.2%
	Argentina - 1.5%
ARS 6,808,531	Argentina Treasury Bond 1.20%, 03/18/2022(7)	$ 69,702
	Argentine Bonos del Tesoro
5,840,763	15.50%, 10/17/2026	24,411

59

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.2% - (continued)
	Argentina - 1.5% - (continued)
ARS 8,645,000	16.00%, 10/17/2023	$ 55,258
127,125	18.20%, 10/03/2021	1,264
	Argentine Republic Government International Bond
$ 379,604	0.50%, 07/09/2030(8)	137,986
73,605	1.00%, 07/09/2029	28,227
1,406,855	1.13%, 07/09/2035(8)	455,821
ARS 3,970,000	Autonomous City of Buenos Aires Argentina 37.38%, 03/29/2024, Argentina Deposit Rates Badlar Pvt Banks + 3.250%	37,253
$ 187,563	Provincia de Cordoba 6.88%, 02/01/2029(1)(8)	118,167
		928,089
	Brazil - 2.8%
	Brazil Letras do Tesouro Nacional
BRL 544,000	0.00%, 07/01/2022(5)	97,869
2,946,000	0.00%, 01/01/2024(5)	463,800
	Brazil Notas do Tesouro Nacional
16,000	10.00%, 01/01/2025	3,181
4,677,000	10.00%, 01/01/2027	930,314
785,000	10.00%, 01/01/2029	156,146
496,000	10.00%, 01/01/2031	97,768
		1,749,078
	Bulgaria - 0.2%
EUR 110,000	Bulgaria Government International Bond 1.38%, 09/23/2050(1)	127,787
	Chile - 0.6%
CLP 252,939,940	Bonos de la Tesoreria de la Republica 1.90%, 09/01/2030(7)	341,296
	China - 7.4%
	China Government Bond
CNY 2,020,000	1.99%, 04/09/2025	305,160
6,940,000	2.68%, 05/21/2030	1,050,687
1,900,000	2.85%, 06/04/2027	295,366
2,070,000	3.01%, 05/13/2028	323,913
3,110,000	3.13%, 11/21/2029	488,743
2,280,000	3.25%, 06/06/2026	361,834
2,330,000	3.25%, 11/22/2028	369,385
3,830,000	3.27%, 11/19/2030	611,953
1,500,000	3.28%, 12/03/2027	239,380
2,160,000	3.29%, 05/23/2029	342,511
170,000	3.72%, 04/12/2051	27,695
910,000	3.81%, 09/14/2050	148,902
		4,565,529
	Colombia - 3.3%
	Colombian TES
COP 179,100,000	5.75%, 11/03/2027	44,359
164,900,000	6.00%, 04/28/2028	41,130
1,016,400,000	6.25%, 07/09/2036	226,732
2,283,800,000	7.00%, 06/30/2032	575,379
1,544,100,000	7.25%, 10/18/2034	389,899
297,000,000	7.25%, 10/26/2050	69,725
353,400,000	7.50%, 08/26/2026	96,870
553,000,000	7.75%, 09/18/2030	150,025
1,404,900,000	10.00%, 07/24/2024	412,513
		2,006,632
	Czech Republic - 2.9%
	Czech Republic Government Bond
CZK 2,640,000	0.05%, 11/29/2029	107,032
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.2% - (continued)
	Czech Republic - 2.9% - (continued)
CZK 5,140,000	0.95%, 05/15/2030(1)	$ 224,867
4,490,000	1.00%, 06/26/2026(1)	203,078
3,200,000	1.20%, 03/13/2031	142,284
1,330,000	1.75%, 06/23/2032	62,111
16,180,000	2.50%, 08/25/2028(1)	795,557
4,730,000	2.75%, 07/23/2029	237,914
		1,772,843
	Hungary - 1.6%
	Hungary Government Bond
HUF 23,820,000	1.50%, 04/22/2026	76,802
24,360,000	2.25%, 04/20/2033	75,321
25,230,000	3.00%, 10/27/2027	87,472
42,490,000	3.25%, 10/22/2031	149,765
	Hungary Government International Bond
EUR 225,000	1.63%, 04/28/2032(1)	286,220
230,000	1.75%, 06/05/2035(1)	292,378
		967,958
	Indonesia - 4.9%
	Indonesia Treasury Bond
IDR 1,930,000,000	5.50%, 04/15/2026	135,250
1,697,000,000	6.13%, 05/15/2028	118,808
3,773,000,000	6.38%, 04/15/2032	261,233
3,184,000,000	6.50%, 06/15/2025	232,264
3,503,000,000	6.50%, 02/15/2031	244,998
91,000,000	6.63%, 05/15/2033	6,297
2,597,000,000	7.00%, 05/15/2027	192,497
965,000,000	7.00%, 09/15/2030	70,061
3,465,000,000	7.50%, 08/15/2032	255,843
1,792,000,000	7.50%, 06/15/2035	130,102
3,485,000,000	7.50%, 05/15/2038	252,030
5,670,000,000	7.50%, 04/15/2040	410,044
3,748,000,000	8.25%, 06/15/2032	290,717
130,000,000	8.25%, 05/15/2036	10,009
2,251,000,000	8.38%, 04/15/2039	174,866
2,922,000,000	8.75%, 05/15/2031	236,272
		3,021,291
	Macedonia - 0.7%
	North Macedonia Government International Bond
EUR 140,000	1.63%, 03/10/2028(2)	165,690
100,000	2.75%, 01/18/2025(1)	125,173
110,000	3.68%, 06/03/2026(2)	144,434
		435,297
	Malaysia - 6.8%
	Malaysia Government Bond
MYR 1,725,000	3.48%, 06/14/2024	422,159
375,000	3.50%, 05/31/2027	92,059
245,000	3.73%, 06/15/2028	60,643
155,000	3.76%, 04/20/2023	37,860
395,000	3.76%, 05/22/2040	90,732
1,265,000	3.83%, 07/05/2034	300,911
1,050,000	3.89%, 08/15/2029	261,343
350,000	3.90%, 11/30/2026	88,140
255,000	3.90%, 11/16/2027	63,870
480,000	3.91%, 07/15/2026	120,111
810,000	3.96%, 09/15/2025	202,492
7,780,000	4.05%, 09/30/2021	1,850,242
305,000	4.25%, 05/31/2035	76,575
55,000	4.64%, 11/07/2033	14,225
320,000	4.76%, 04/07/2037	83,821
	Malaysia Government Investment Issue
700,000	3.66%, 10/15/2024	172,767

60

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.2% - (continued)
	Malaysia - 6.8% - (continued)
MYR 455,000	3.73%, 03/31/2026	$ 113,063
35,000	4.13%, 08/15/2025	8,816
340,000	4.13%, 07/09/2029	86,115
		4,145,944
	Mexico - 4.2%
	Mexican Bonos
MXN 13,504,800	5.75%, 03/05/2026	659,078
11,981,200	7.50%, 06/03/2027	626,209
431,000	7.75%, 05/29/2031	22,969
2,103,000	7.75%, 11/23/2034	111,306
1,330,100	7.75%, 11/13/2042	67,905
4,718,600	8.00%, 11/07/2047	245,928
2,037,300	8.50%, 05/31/2029	112,652
3,568,700	8.50%, 11/18/2038	195,699
6,839,900	10.00%, 11/20/2036	428,974
1,777,150	Mexico Cetes 0.00%, 12/16/2021(5)	87,040
		2,557,760
	Oman - 0.3%
$ 200,000	Oman Government International Bond 7.00%, 01/25/2051(1)	206,500
	Peru - 1.8%
	Peru Government Bond
PEN 700,000	5.40%, 08/12/2034	146,393
585,000	5.94%, 02/12/2029	146,992
410,000	6.15%, 08/12/2032	97,800
1,045,000	6.35%, 08/12/2028	269,865
545,000	6.90%, 08/12/2037	127,933
185,000	6.95%, 08/12/2031	47,548
975,000	8.20%, 08/12/2026	287,325
		1,123,856
	Poland - 1.9%
	Republic of Poland Government Bond
PLN 1,735,000	0.25%, 01/25/2026(9)	450,762
1,750,000	2.50%, 07/25/2026	486,196
795,000	3.25%, 07/25/2025	225,662
		1,162,620
	Romania - 1.7%
	Romania Government Bond
RON 410,000	4.75%, 02/24/2025	105,285
185,000	4.75%, 10/11/2034	47,212
	Romanian Government International Bond
EUR 275,000	2.00%, 01/28/2032(1)	327,868
140,000	2.63%, 12/02/2040(2)	162,485
85,000	2.63%, 12/02/2040(1)	98,652
100,000	2.88%, 03/11/2029(1)	130,879
115,000	3.62%, 05/26/2030(2)	157,277
		1,029,658
	Russia - 6.6%
	Russian Federal Bond - OFZ
RUB 27,720,000	5.90%, 03/12/2031	356,631
15,930,000	6.00%, 10/06/2027	209,996
16,390,000	6.10%, 07/18/2035	208,616
10,935,000	6.90%, 05/23/2029	151,101
15,995,000	7.00%, 08/16/2023	220,081
28,480,000	7.05%, 01/19/2028	396,188
12,370,000	7.25%, 05/10/2034	174,363
28,430,000	7.65%, 04/10/2030	412,408
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.2% - (continued)
	Russia - 6.6% - (continued)
RUB 6,245,000	7.70%, 03/23/2033	$ 91,272
20,950,000	7.95%, 10/07/2026	302,193
24,755,000	8.15%, 02/03/2027	361,344
29,465,000	8.50%, 09/17/2031	452,797
	Russian Foreign Bond - Eurobond
$ 400,000	4.25%, 06/23/2027(1)	447,885
200,000	5.10%, 03/28/2035(1)	241,250
		4,026,125
	Serbia - 1.3%
EUR 585,000	Serbia International Bond 3.13%, 05/15/2027(2)	772,373
	South Africa - 5.6%
	Republic of South Africa Government Bond
ZAR 2,390,000	6.25%, 03/31/2036	115,149
5,221,770	6.50%, 02/28/2041	237,544
10,780,000	7.00%, 02/28/2031	633,869
6,295,000	8.00%, 01/31/2030	408,721
14,145,000	8.25%, 03/31/2032	881,225
8,785,000	8.50%, 01/31/2037	512,355
2,805,000	8.75%, 01/31/2044	161,429
2,140,000	8.88%, 02/28/2035	132,507
3,499,000	9.00%, 01/31/2040	209,187
1,680,000	10.50%, 12/21/2026	130,650
		3,422,636
	Supranational - 1.4%
	Asian Development Bank
14,700,000	0.00%, 04/30/2040(5)	161,121
IDR 4,580,000,000	7.80%, 03/15/2034	347,700
	International Finance Corp.
TRY 1,000,000	0.00%, 05/09/2027(5)	47,472
MXN 8,800,000	0.00%, 01/29/2036(5)	125,681
9,600,000	0.00%, 02/22/2038(5)	159,426
		841,400
	Thailand - 4.7%
	Thailand Government Bond
THB 7,217,526	1.25%, 03/12/2028(1)(7)	216,846
7,352,000	1.60%, 12/17/2029	227,548
2,065,000	1.60%, 06/17/2035	59,468
1,095,000	1.88%, 06/17/2022	33,722
2,095,000	2.00%, 06/17/2042	60,787
11,445,000	2.13%, 12/17/2026	371,109
10,775,000	2.88%, 12/17/2028	366,413
8,165,000	3.30%, 06/17/2038	288,934
4,800,000	3.40%, 06/17/2036	171,835
9,555,000	3.65%, 06/20/2031	346,731
7,820,000	3.78%, 06/25/2032	286,866
10,985,000	3.85%, 12/12/2025	378,438
1,770,000	4.88%, 06/22/2029	67,732
		2,876,429

61

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.2% - (continued)
	Uruguay - 0.0%
UYU 1,245,000	Uruguay Government International Bond 8.50%, 03/15/2028(1)		$ 29,532
	Total Foreign Government Obligations (cost $39,269,719)		$ 38,110,633
	Total Long-Term Investments (cost $57,339,202)		$ 56,584,575
SHORT-TERM INVESTMENTS - 5.6%
	Repurchase Agreements - 5.1%
3,151,429	Fixed Income Clearing Corp. Repurchase Agreement dated 7/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $3,151,434; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $3,214,519		$ 3,151,429
	Securities Lending Collateral - 0.5%
72,757	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(10)		72,757
203,045	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(10)		203,045
24,367	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(10)		24,367
			300,169
	Total Short-Term Investments (cost $3,451,598)		$ 3,451,598
	Total Investments Excluding Purchased Options (cost $60,790,800)	98.0%	$ 60,036,173
	Total Purchased Options (cost $175,586)	0.2%	$ 141,470
	Total Investments (cost $60,966,386)	98.2%	$ 60,177,643
	Other Assets and Liabilities	1.8%	1,085,624
	Total Net Assets	100.0%	$ 61,263,267
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $14,243,951, representing 23.3% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $9,112,709, representing 14.9% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Security is a zero-coupon bond.
(6)	Represents entire or partial securities on loan.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(10)	Current yield as of period end.

OTC Option Contracts Outstanding at July 31, 2021
Description	Counterparty	Exercise Price/ FX Rate/Rate			Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
EUR Call/USD Put	MSC	1.25	per	EUR	08/18/2021	823,000	EUR	823,000	$ 4	$ 4,639	$ (4,635)
EUR Call/USD Put	GSC	1.22	per	EUR	12/03/2021	1,101,000	EUR	1,101,000	5,988	22,733	(16,745)
EUR Call/USD Put	BNP	1.19	per	EUR	01/31/2022	515,000	EUR	515,000	8,957	9,657	(700)
USD Call/BRL Put	DEUT	6.34	per	USD	07/12/2022	915,000	USD	915,000	22,061	27,936	(5,875)
USD Call/CNH Put	MSC	6.56	per	USD	10/27/2021	608,000	USD	608,000	3,648	5,661	(2,013)
USD Call/CNH Put	GSC	6.46	per	USD	12/02/2021	670,000	USD	670,000	11,262	9,716	1,546
USD Call/ZAR Put	CBK	15.75	per	USD	10/21/2021	666,000	USD	666,000	6,541	8,834	(2,293)
Total Call									$ 58,461	$ 89,176	$ (30,715)
62

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

OTC Option Contracts Outstanding at July 31, 2021 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate			Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put
AUD Put/USD Call	MSC	0.71	per	AUD	10/20/2021	830,000	AUD	830,000	$ 3,846	$ 4,889	$ (1,043)
EUR Put/USD Call	GSC	1.16	per	EUR	10/12/2021	1,046,000	EUR	1,046,000	3,886	5,155	(1,269)
EUR Put/USD Call	GSC	1.22	per	EUR	12/03/2021	1,101,000	EUR	1,101,000	37,291	22,834	14,457
EUR Put/USD Call	BNP	1.19	per	EUR	01/31/2022	515,000	EUR	515,000	10,453	9,657	796
GBP Put/USD Call	CBK	1.36	per	GBP	09/27/2021	476,000	GBP	476,000	2,316	3,349	(1,033)
GBP Put/USD Call	MSC	1.37	per	GBP	12/09/2021	477,000	GBP	477,000	6,945	5,399	1,546
NZD Put/USD Call	MSC	0.67	per	NZD	10/20/2021	875,000	NZD	875,000	3,167	4,940	(1,773)
USD Put/MXN Call	MSC	19.38	per	USD	08/30/2021	666,000	USD	666,000	1,199	5,222	(4,023)
USD Put/MXN Call	MSC	19.31	per	USD	09/27/2021	331,000	USD	331,000	1,125	2,349	(1,224)
USD Put/RUB Call	GSC	70.55	per	USD	09/15/2021	1,009,000	USD	1,009,000	1,833	8,037	(6,204)
USD Put/RUB Call	GSC	71.10	per	USD	09/23/2021	658,000	USD	658,000	1,908	5,153	(3,245)
USD Put/RUB Call	GSC	70.58	per	USD	09/27/2021	331,000	USD	331,000	662	2,517	(1,855)
USD Put/RUB Call	CBK	72.25	per	USD	01/26/2022	600,000	USD	600,000	8,378	6,909	1,469
Total Put									$ 83,009	$ 86,410	$ (3,401)
Total purchased OTC option contracts									$ 141,470	$ 175,586	$ (34,116)
Written option contracts:
Call
USD Call/CNH Put	MSC	6.68	per	USD	10/27/2021	(608,000)	USD	(608,000)	$ (1,520)	$ (2,392)	$ 872
USD Call/CNH Put	GSC	6.63	per	USD	12/02/2021	(670,000)	USD	(670,000)	(3,854)	(4,003)	149
Total Call									$ (5,374)	$ (6,395)	$ 1,021
Puts
USD Put/BRL Call	DEUT	5.02	per	USD	07/12/2022	(915,000)	USD	(915,000)	$ (21,108)	$ (20,542)	$ (566)
USD Put/CLP Call	GSC	709.50	per	USD	12/22/2021	(1,318,000)	USD	(1,318,000)	(9,954)	(17,431)	7,477
USD Put/CLP Call	DEUT	688.00	per	USD	12/28/2021	(661,000)	USD	(661,000)	(2,644)	(8,798)	6,154
Total puts									$ (33,706)	$ (46,771)	$ 13,065
Total Written Option Contracts OTC option contracts									$ (39,080)	$ (53,166)	$ 14,086

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	9	09/30/2021	$ 1,985,906	$ 241
U.S. Treasury 5-Year Note Future	18	09/30/2021	2,240,016	9,834
U.S. Treasury 10-Year Ultra Future	1	09/21/2021	150,250	(158)
Total				$ 9,917
Short position contracts:
U.S. Treasury Ultra Bond Future	1	09/21/2021	$ 199,531	$ (3,533)
Euro-BOBL Future	2	09/08/2021	321,142	(3,075)
Euro-BUND Future	12	09/08/2021	2,513,473	(69,285)
Euro-BUXL 30-Year Bond Future	1	09/08/2021	255,091	(17,819)
U.S. Treasury 10-Year Note Future	49	09/21/2021	6,588,203	(110,295)
Total				$ (204,007)
Total futures contracts				$ (194,090)

63

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2021
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	5.26% Fixed	6 Mo. INR MIBOR	INR	51,920,000	09/15/2026	Semi-Annual	$ —	$ —	$ 530	$ 530
BOA	8.59% Fixed	BZDIOVRA	BRL	723,075	01/04/2027	Maturity	—	—	1,128	1,128
BOA	BZDIOVRA	8.35% Fixed	BRL	873,821	01/02/2025	Maturity	—	—	(877)	(877)
GSC	5.20% Fixed	6 Mo. INR MIBOR	INR	12,327,500	09/15/2026	Semi-Annual	—	—	586	586
GSC	BZDIOVRA	5.59% Fixed	BRL	465,709	01/02/2024	Maturity	—	—	(2,899)	(2,899)
JPM	5.20% Fixed	6 Mo. INR MIBOR	INR	12,327,500	09/15/2026	Semi-Annual	—	—	579	579
MSC	5.41% Fixed	6 Mo. INR MIBOR	INR	35,230,000	09/15/2026	Semi-Annual	—	—	(2,641)	(2,641)
MSC	BZDIOVRA	7.05% Fixed	BRL	30,390	07/03/2023	Maturity	—	—	261	261
MSC	BZDIOVRA	7.95% Fixed	BRL	737,284	01/02/2029	Maturity	—	—	(4,554)	(4,554)
Total OTC interest rate swap contracts							$ —	$ —	$ (7,887)	$ (7,887)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1M MXN TIIE	6.40% Fixed	MXN	5,615,000	07/16/2026	Lunar	$ —	$ —	$ 251	$ 251
1M MXN TIIE	6.42% Fixed	MXN	2,765,000	06/05/2028	Lunar	—	—	(1,294)	(1,294)
6.10% Fixed	3M ZAR JIBAR	ZAR	49,260,000	09/15/2026	Quarterly	—	—	(37,023)	(37,023)
3M ZAR JIBAR	7.37% Fixed	ZAR	29,405,000	09/15/2031	Quarterly	—	—	18,313	18,313
1.56% Fixed	6M CZK PRIBOR	CZK	190,880,000	09/15/2023	Annual	—	—	45,391	45,391
6M CZK PRIBOR	1.83% Fixed	CZK	131,875,000	09/15/2026	Annual	—	—	(21,524)	(21,524)
1.81% Fixed	6M CZK PRIBOR	CZK	28,455,000	09/15/2031	Annual	—	—	(7,848)	(7,848)
0.00% Fixed	6M EURIBOR	EUR	225,000	09/15/2026	Annual	43	—	(1,392)	(1,435)
6M HUF BUBOR	2.35% Fixed	HUF	375,665,000	09/15/2026	Annual	—	—	(9,446)	(9,446)
2.69% Fixed	6M HUF BUBOR	HUF	140,755,000	09/15/2031	Annual	—	—	(95)	(95)
6M WIBOR PLN	1.73% Fixed	PLN	3,545,000	09/15/2026	Annual	—	—	12,864	12,864
6M WIBOR PLN	1.60% Fixed	PLN	865,000	09/15/2026	Annual	—	—	1,722	1,722
2.09% Fixed	6M WIBOR PLN	PLN	955,000	09/15/2031	Annual	—	—	(8,052)	(8,052)
Total centrally cleared interest rate swaps contracts						$ 43	$ —	$ (8,133)	$ (8,176)

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
200,000	AUD	146,606	USD	BNP	09/15/2021	$ 198
200,000	AUD	147,147	USD	CBK	09/15/2021	(343)
260,000	AUD	195,425	USD	DEUT	09/15/2021	(4,580)
365,000	AUD	275,410	USD	GSC	09/15/2021	(7,492)
1,190,000	AUD	923,544	USD	MSC	09/15/2021	(50,060)
172,000	AUD	126,127	USD	MSC	10/22/2021	143
1,431,000	BRL	247,921	USD	BOA	08/12/2021	26,401
484,000	BRL	90,657	USD	MSC	08/24/2021	1,963
18,759,000	BRL	3,522,618	USD	MSC	09/02/2021	63,103
2,090,000	BRL	397,168	USD	GSC	09/02/2021	2,329
315,000	BRL	60,726	USD	MSC	09/02/2021	(515)
1,110,000	BRL	215,241	USD	CBK	09/02/2021	(3,069)
3,190,000	BRL	623,158	USD	GSC	09/02/2021	(13,400)
2,214,000	BRL	397,308	USD	DEUT	07/14/2022	2,909
180,000	CAD	140,695	USD	DEUT	09/15/2021	3,580
185,000	CAD	145,025	USD	BNP	09/15/2021	3,258
263,000	CAD	211,075	USD	BNP	10/07/2021	(275)
22,393,000	CLP	29,826	USD	GSC	09/15/2021	(357)
231,800,000	CLP	305,462	USD	RBS	09/15/2021	(423)
264,000,000	CLP	362,516	USD	BNP	09/15/2021	(15,103)
381,949,000	CLP	533,448	USD	BCLY	09/15/2021	(30,819)
257,403,000	CLP	366,410	USD	GSC	10/29/2021	(28,234)
265,561,000	CLP	351,970	USD	GSC	12/24/2021	(3,888)
64

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
135,507,000	CLP	184,866	USD	DEUT	12/30/2021	$ (7,297)
705,000	CNH	107,625	USD	RBS	09/15/2021	1,002
1,975,000	CNH	303,311	USD	GSC	09/15/2021	1,000
14,555,912	CNH	2,262,870	USD	GSC	09/15/2021	(20,074)
1,066,000	CNH	162,463	USD	MSC	10/29/2021	1,235
1,181,000	CNH	182,854	USD	GSC	12/06/2021	(2,060)
564,400,000	COP	146,712	USD	CBK	09/15/2021	(1,533)
702,100,000	COP	184,143	USD	GSC	09/15/2021	(3,544)
5,830,927,000	COP	1,617,343	USD	JPM	09/15/2021	(117,476)
6,310,000	CZK	290,651	USD	MSC	09/15/2021	2,669
13,320,000	CZK	638,027	USD	GSC	09/15/2021	(18,844)
19,553,000	CZK	934,712	USD	MSC	09/15/2021	(25,790)
10,250,000	EGP	637,240	USD	GSC	09/15/2021	8,234
1,790,000	EGP	111,111	USD	CBK	09/15/2021	1,611
2,230,000	EGP	135,316	USD	JPM	10/12/2021	4,170
903,000	EUR	1,066,885	USD	BNP	09/15/2021	5,277
387,000	EUR	459,092	USD	GSC	09/15/2021	406
168,000	EUR	199,516	USD	BOA	09/15/2021	(44)
104,000	EUR	124,246	USD	RBC	09/15/2021	(763)
104,000	EUR	124,344	USD	WEST	09/15/2021	(861)
138,000	EUR	165,002	USD	DEUT	09/15/2021	(1,150)
470,000	EUR	559,696	USD	MSC	09/15/2021	(1,649)
550,000	EUR	658,888	USD	CBK	09/15/2021	(5,855)
720,000	EUR	862,870	USD	BNP	09/15/2021	(7,990)
234,000	EUR	277,758	USD	GSC	10/14/2021	241
144,000	GBP	198,198	USD	BNP	09/15/2021	1,986
165,000	GBP	232,928	USD	GSC	09/15/2021	(3,551)
104,000	GBP	144,586	USD	CBK	09/29/2021	(3)
100,000	GBP	141,600	USD	MSC	12/13/2021	(2,553)
111,300,000	HUF	364,708	USD	GSC	09/15/2021	3,006
66,900,000	HUF	225,893	USD	BNP	09/15/2021	(4,868)
45,100,000	HUF	155,239	USD	DEUT	09/15/2021	(6,237)
667,713,000	HUF	2,341,427	USD	CBK	09/15/2021	(135,430)
5,426,000,000	IDR	372,382	USD	GSC	09/15/2021	1,566
2,173,000,000	IDR	149,040	USD	JPM	09/15/2021	719
1,673,000,000	IDR	114,707	USD	MSC	09/15/2021	593
37,123,207,000	IDR	2,571,215	USD	GSC	09/15/2021	(12,759)
24,700,000	INR	329,207	USD	BNP	09/15/2021	1,216
10,720,000	INR	143,680	USD	BNP	09/15/2021	(274)
39,420,000	INR	535,198	USD	MSC	09/15/2021	(7,858)
251,180,000	KRW	219,909	USD	JPM	09/15/2021	(1,700)
189,120,000	KRW	169,965	USD	DEUT	09/15/2021	(5,670)
739,650,000	KRW	664,997	USD	BNP	09/15/2021	(22,438)
179,650,000	KZT	413,321	USD	GSC	09/15/2021	3,818
65,000,000	KZT	148,673	USD	DEUT	09/15/2021	2,253
5,170,000	MXN	251,980	USD	BNP	09/15/2021	6,118
4,937,000	MXN	245,183	USD	SSG	09/15/2021	1,283
3,430,000	MXN	170,460	USD	GSC	09/15/2021	773
1,090,000	MXN	54,559	USD	BNP	09/15/2021	(144)
9,660,000	MXN	483,658	USD	GSC	09/15/2021	(1,408)
54,688,000	MXN	2,737,932	USD	BCLY	09/15/2021	(7,781)
250,000	MYR	58,934	USD	DEUT	09/15/2021	191
980,000	MYR	237,346	USD	DEUT	09/15/2021	(5,575)
3,063,000	MYR	738,415	USD	BNP	09/15/2021	(14,015)
170,000	NZD	117,481	USD	BNP	09/15/2021	935
290,000	NZD	203,474	USD	GSC	09/15/2021	(1,471)
187,000	NZD	129,159	USD	MSC	10/22/2021	1,059
575,000	PEN	146,909	USD	MSC	09/15/2021	(5,332)
855,000	PEN	216,867	USD	CBK	09/15/2021	(6,349)
1,148,000	PEN	293,868	USD	BOA	09/15/2021	(11,207)
1,058,000	PEN	274,869	USD	GSC	09/15/2021	(14,367)
65

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
10,110,000	PHP	200,476	USD	BCLY	09/15/2021	$ 1,477
7,830,000	PHP	156,851	USD	DEUT	09/15/2021	(443)
195,000	PLN	50,221	USD	SCB	09/15/2021	404
795,000	PLN	206,189	USD	BNP	09/15/2021	203
70,000	PLN	18,257	USD	MSC	09/15/2021	(84)
1,315,000	PLN	345,321	USD	BOA	09/15/2021	(3,932)
17,417,000	PLN	4,739,816	USD	DEUT	09/15/2021	(218,157)
705,000	RON	168,646	USD	GSC	09/15/2021	1,152
150,000	RON	35,914	USD	JPM	09/15/2021	213
667,000	RON	160,839	USD	BNP	09/15/2021	(193)
6,511,000	RON	1,602,708	USD	GSC	09/15/2021	(34,548)
3,303,000	RSD	33,343	USD	CBK	09/15/2021	(33)
186,251,000	RUB	2,514,108	USD	GSC	09/15/2021	12,314
5,300,000	RUB	70,563	USD	MSC	09/15/2021	1,329
19,808,000	RUB	272,055	USD	GSC	09/15/2021	(3,368)
300,000	SGD	222,651	USD	BNP	09/15/2021	(1,255)
2,230,000	THB	67,652	USD	GSC	09/15/2021	180
5,890,000	THB	179,847	USD	SCB	09/15/2021	(687)
11,410,000	THB	362,833	USD	DEUT	09/15/2021	(15,766)
62,580,000	THB	2,002,240	USD	GSC	09/15/2021	(98,694)
15,705,500	TRY	1,764,687	USD	GSC	09/15/2021	55,568
1,804,000	TRY	202,106	USD	MSC	09/15/2021	6,976
2,450,000	TRY	284,950	USD	GSC	09/15/2021	(997)
1,589,000	UYU	35,967	USD	CBK	09/15/2021	—
1,792,000	ZAR	125,591	USD	MSC	08/24/2021	(3,658)
342,000	ZAR	23,449	USD	GSC	09/13/2021	(236)
1,010,000	ZAR	67,691	USD	BOA	09/15/2021	842
810,000	ZAR	54,319	USD	BNP	09/15/2021	643
879,000	ZAR	60,522	USD	SSG	09/15/2021	(877)
4,324,000	ZAR	300,314	USD	GSC	09/15/2021	(6,910)
2,230,000	ZAR	160,100	USD	BOA	09/15/2021	(8,784)
15,929,000	ZAR	1,159,723	USD	BNP	09/15/2021	(78,868)
1,869,000	ZAR	125,774	USD	CBK	10/25/2021	396
522,664	USD	713,000	AUD	MSC	08/06/2021	(590)
1,417,911	USD	1,827,000	AUD	MSC	09/15/2021	76,856
178,508	USD	907,000	BRL	CBK	08/24/2021	4,941
612,028	USD	3,126,000	BRL	MSC	09/02/2021	14,503
313,402	USD	1,575,000	BRL	GSC	09/02/2021	12,346
274,975	USD	1,390,000	BRL	CBK	09/02/2021	9,281
162,880	USD	828,000	BRL	BNP	09/02/2021	4,610
58,275	USD	305,000	BRL	JPM	09/02/2021	(25)
72,591	USD	380,000	BRL	MSC	09/02/2021	(45)
141,925	USD	750,000	BRL	DEUT	09/02/2021	(1,436)
358,732	USD	1,900,000	BRL	CBK	09/02/2021	(4,447)
240,423	USD	295,000	CAD	BNP	09/15/2021	3,974
78,697	USD	95,000	CAD	SSG	09/15/2021	2,552
159,197	USD	200,000	CAD	BNP	09/15/2021	(1,109)
271,356	USD	341,000	CAD	BNP	10/06/2021	(1,964)
332,656	USD	246,560,000	CLP	DEUT	09/15/2021	8,194
279,261	USD	209,274,000	CLP	RBS	09/15/2021	3,864
279,714	USD	210,400,000	CLP	BNP	09/15/2021	2,836
72,605	USD	55,080,000	CLP	GSC	09/15/2021	122
58,255	USD	43,895,000	CLP	GSC	10/29/2021	586
82,589	USD	536,000	CNH	BNP	09/15/2021	2
111,286	USD	723,000	CNH	RBS	09/15/2021	(114)
729,437	USD	4,754,000	CNH	GSC	09/15/2021	(3,067)
70,553	USD	459,000	CNY	SSG	09/15/2021	(300)
721,044	USD	2,674,800,000	COP	BNP	09/15/2021	33,014
145,937	USD	530,400,000	COP	GSC	09/15/2021	9,504
290,065	USD	1,113,300,000	COP	JPM	09/15/2021	3,695
122,908	USD	2,640,000	CZK	GSC	09/15/2021	188
66

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
54,471	USD	1,180,000	CZK	SSG	09/15/2021	$ (382)
61,924	USD	1,348,000	CZK	GSC	09/15/2021	(738)
191,240	USD	4,130,000	CZK	SCB	09/15/2021	(744)
217,728	USD	178,000	EUR	MSC	08/20/2021	6,492
4,180,601	USD	3,438,000	EUR	CBK	09/15/2021	98,547
491,620	USD	404,000	EUR	GSC	09/15/2021	11,937
715,739	USD	597,000	EUR	BNP	09/15/2021	6,900
417,445	USD	350,000	EUR	MSC	09/15/2021	1,878
80,278	USD	68,000	EUR	BNP	09/15/2021	(461)
468,541	USD	397,000	EUR	MSC	09/15/2021	(2,831)
416,733	USD	296,000	GBP	BNP	09/15/2021	5,245
124,131	USD	88,000	GBP	DEUT	09/15/2021	1,797
147,444	USD	107,000	GBP	MSC	09/15/2021	(1,303)
164,006	USD	46,900,000	HUF	DEUT	09/15/2021	9,057
176,544	USD	52,500,000	HUF	MSC	09/15/2021	3,094
202,941	USD	60,800,000	HUF	BOA	09/15/2021	2,069
71,426	USD	1,045,000,000	IDR	UBS	09/15/2021	(593)
194,403	USD	2,834,000,000	IDR	JPM	09/15/2021	(911)
583,241	USD	8,537,000,000	IDR	GSC	09/15/2021	(5,113)
314,625	USD	23,180,000	INR	JPM	09/15/2021	4,535
219,442	USD	16,190,000	INR	BNP	09/15/2021	2,861
135,103	USD	10,130,000	INR	GSC	09/15/2021	(411)
193,693	USD	14,520,000	INR	BNP	09/15/2021	(548)
500,401	USD	568,970,000	KRW	BNP	09/15/2021	6,118
307,642	USD	349,020,000	KRW	UBS	09/15/2021	4,437
221,480	USD	251,180,000	KRW	DEUT	09/15/2021	3,271
157,144	USD	178,060,000	KRW	GSC	09/15/2021	2,457
144,395	USD	165,780,000	KRW	JPM	09/15/2021	376
288,488	USD	124,050,000	KZT	GSC	09/15/2021	450
277,944	USD	120,600,000	KZT	CBK	09/15/2021	(2,083)
187,055	USD	3,757,000	MXN	MSC	09/01/2021	(881)
182,169	USD	3,640,000	MXN	RBS	09/15/2021	452
215,307	USD	4,307,000	MXN	BNP	09/15/2021	291
127,029	USD	2,540,000	MXN	GSC	09/15/2021	227
86,491	USD	1,738,000	MXN	GSC	09/15/2021	(274)
185,763	USD	3,780,000	MXN	UBS	09/15/2021	(2,943)
103,489	USD	2,150,000	MXN	JPM	09/15/2021	(3,844)
82,145	USD	1,639,000	MXN	MSC	09/29/2021	487
435,022	USD	1,820,000	MYR	BNP	09/15/2021	4,591
76,396	USD	318,000	MYR	DEUT	09/15/2021	1,189
66,092	USD	280,000	MYR	BNP	09/15/2021	(128)
260,503	USD	377,000	NZD	MSC	08/06/2021	(2,149)
310,285	USD	430,000	NZD	MSC	09/15/2021	10,762
359,900	USD	1,405,000	PEN	RBS	09/15/2021	13,959
481,030	USD	1,907,000	PEN	BOA	09/15/2021	11,487
165,472	USD	635,000	PEN	CBK	09/15/2021	9,122
131,512	USD	520,000	PEN	GSC	09/15/2021	3,478
134,667	USD	6,461,000	PHP	JPM	09/15/2021	5,605
156,883	USD	7,670,000	PHP	DEUT	09/15/2021	3,670
128,828	USD	6,520,000	PHP	CBK	09/15/2021	(1,412)
155,564	USD	7,870,000	PHP	DEUT	09/15/2021	(1,643)
411,318	USD	1,520,000	PLN	BNP	09/15/2021	16,708
619,696	USD	2,350,000	PLN	DEUT	09/15/2021	9,608
312,155	USD	1,200,000	PLN	UBS	09/15/2021	620
80,765	USD	310,000	PLN	SSG	09/15/2021	285
42,650	USD	165,000	PLN	SSG	09/15/2021	(186)
618,321	USD	2,405,000	PLN	BNP	09/15/2021	(6,045)
114,160	USD	475,000	RON	CBK	09/15/2021	(242)
69,334	USD	290,000	RON	BCLY	09/15/2021	(512)
330,878	USD	24,260,000	RUB	GSC	09/15/2021	1,801
59,430	USD	4,430,000	RUB	BNP	09/15/2021	(661)
67

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
230,624	USD	17,110,000	RUB	GSC	09/15/2021	$ (1,466)
131,813	USD	9,910,000	RUB	UBS	09/15/2021	(2,612)
273,798	USD	19,990,000	RUB	GSC	09/16/2021	2,690
172,955	USD	12,743,000	RUB	GSC	09/24/2021	377
89,508	USD	6,541,000	RUB	GSC	09/28/2021	986
169,581	USD	12,900,000	RUB	CBK	01/27/2022	(1,315)
222,951	USD	300,000	SGD	GSC	09/15/2021	1,555
291,358	USD	395,000	SGD	JPM	09/15/2021	(147)
142,569	USD	195,000	SGD	BNP	09/15/2021	(1,339)
398,327	USD	12,860,000	THB	JPM	09/15/2021	7,155
56,058	USD	1,790,000	THB	GSC	09/15/2021	1,611
33,236	USD	1,040,000	THB	DEUT	09/15/2021	1,601
79,655	USD	2,610,000	THB	UBS	09/15/2021	264
52,242	USD	1,720,000	THB	UBS	09/15/2021	(76)
1,169,836	USD	10,600,000	TRY	GSC	09/15/2021	(58,694)
159,131	USD	2,344,000	ZAR	CBK	08/24/2021	(362)
17,560	USD	241,000	ZAR	GSC	09/13/2021	1,203
177,711	USD	2,470,000	ZAR	BOA	09/15/2021	10,110
120,819	USD	1,660,000	ZAR	BNP	09/15/2021	8,180
267,831	USD	3,862,000	ZAR	GSC	09/15/2021	5,777
185,578	USD	2,670,000	ZAR	MSC	09/15/2021	4,407
163,327	USD	2,360,000	ZAR	DEUT	09/15/2021	3,191
14,866	USD	219,000	ZAR	SSG	09/15/2021	6
14,722	USD	218,000	ZAR	BNP	09/15/2021	(70)
Total foreign currency contracts						$ (495,198)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 18,473,942	$ —	$ 18,473,942	$ —
Foreign Government Obligations	38,110,633	—	38,110,633	—
Short-Term Investments	3,451,598	300,169	3,151,429	—
Purchased Options	141,470	—	141,470	—
Foreign Currency Contracts(2)	742,986	—	742,986	—
Futures Contracts(2)	10,075	10,075	—	—
Swaps - Interest Rate(2)	81,625	—	81,625	—
Total	$ 61,012,329	$ 310,244	$ 60,702,085	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,238,184)	$ —	$ (1,238,184)	$ —
Futures Contracts(2)	(204,165)	(204,165)	—	—
Swaps - Interest Rate(2)	(97,688)	—	(97,688)	—
Written Options	(39,080)	—	(39,080)	—
Total	$ (1,579,117)	$ (204,165)	$ (1,374,952)	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
68

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Banks - 8.6%
3,792,022	Bank of America Corp.	$ 145,461,964
922,169	JP Morgan Chase & Co.	139,966,811
303,802	PNC Financial Services Group, Inc.	55,416,523
1,281,131	Truist Financial Corp.	69,731,960
		410,577,258
	Capital Goods - 11.2%
129,505	Caterpillar, Inc.	26,775,159
94,362	Deere & Co.	34,120,355
705,152	Eaton Corp. plc	111,449,274
376,650	General Dynamics Corp.	73,834,699
346,396	Honeywell International, Inc.	80,983,921
926,651	Johnson Controls International plc	66,181,414
163,791	Lockheed Martin Corp.	60,876,201
908,145	Raytheon Technologies Corp.	78,963,208
		533,184,231
	Commercial & Professional Services - 0.6%
182,800	Waste Management, Inc.	27,101,928
	Consumer Services - 0.9%
176,043	McDonald's Corp.	42,727,397
	Diversified Financials - 5.0%
106,034	BlackRock, Inc.	91,949,504
306,734	Blackstone Group, Inc. Class A	35,357,228
1,169,044	Morgan Stanley	112,204,843
		239,511,575
	Energy - 4.6%
1,107,061	ConocoPhillips	62,061,840
519,266	Phillips 66	38,129,702
463,272	Pioneer Natural Resources Co.	67,345,851
1,057,527	TC Energy Corp.	51,554,017
		219,091,410
	Food, Beverage & Tobacco - 8.4%
981,243	Archer-Daniels-Midland Co.	58,599,832
610,700	Kellogg Co.	38,693,952
1,691,490	Mondelez International, Inc. Class A	107,003,657
361,200	Nestle S.A. ADR	45,749,773
298,435	PepsiCo., Inc.	46,839,373
1,017,262	Philip Morris International, Inc.	101,817,754
		398,704,341
	Health Care Equipment & Services - 8.8%
149,437	Anthem, Inc.	57,385,302
533,300	Baxter International, Inc.	41,250,755
367,700	Becton Dickinson and Co.	94,039,275
510,875	Medtronic plc	67,082,996
384,098	UnitedHealth Group, Inc.	158,332,878
		418,091,206
	Household & Personal Products - 2.9%
627,818	Procter & Gamble Co.	89,294,554
848,768	Unilever plc ADR	48,829,623
		138,124,177
	Insurance - 5.7%
606,481	Chubb Ltd.	102,337,604
1,654,630	MetLife, Inc.	95,472,151
776,293	Progressive Corp.	73,872,042
		271,681,797
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Materials - 3.8%
464,990	Celanese Corp.	$ 72,431,492
459,638	PPG Industries, Inc.	75,160,006
397,200	Rio Tinto plc ADR(1)	34,282,332
		181,873,830
	Media & Entertainment - 3.0%
2,468,404	Comcast Corp. Class A	145,216,207
	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
840,078	AstraZeneca plc ADR	48,086,065
296,019	Eli Lilly & Co.	72,080,627
848,992	Johnson & Johnson	146,196,422
914,091	Merck & Co., Inc.	70,266,175
423,853	Novartis AG	39,197,240
2,536,645	Pfizer, Inc.	108,593,772
130,633	Roche Holding AG	50,465,105
		534,885,406
	Real Estate - 2.2%
543,922	Crown Castle International Corp. REIT	105,025,899
	Retailing - 3.4%
195,701	Home Depot, Inc.	64,227,111
298,119	Lowe's Cos., Inc.	57,444,550
617,372	TJX Cos., Inc.	42,481,368
		164,153,029
	Semiconductors & Semiconductor Equipment - 1.3%
383,990	Analog Devices, Inc.	64,287,606
	Software & Services - 0.9%
200,856	Automatic Data Processing, Inc.	42,105,443
	Technology Hardware & Equipment - 6.7%
2,783,870	Cisco Systems, Inc.	154,142,882
1,662,230	Corning, Inc.	69,580,948
655,841	TE Connectivity Ltd.	96,716,872
		320,440,702
	Telecommunication Services - 1.1%
937,047	Verizon Communications, Inc.	52,268,482
	Transportation - 0.9%
206,949	Union Pacific Corp.	45,272,163
	Utilities - 5.8%
506,595	American Electric Power Co., Inc.	44,641,151
757,500	Dominion Energy, Inc.	56,714,025
415,031	Duke Energy Corp.	43,623,908
1,238,821	Exelon Corp.	57,976,823
394,546	Sempra Energy	51,547,435
485,429	UGI Corp.	22,324,880
		276,828,222
	Total Common Stocks (cost $3,116,735,586)	$ 4,631,152,309

69

The Hartford Equity Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.2%
$ 103,475,340	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2021 at 0.020%, due on 08/02/2021 with a maturity value of $103,475,512; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $105,544,918		$ 103,475,340
	Securities Lending Collateral - 0.4%
5,179,456	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		5,179,456
14,454,317	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		14,454,317
1,734,626	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		1,734,626
			21,368,399
	Total Short-Term Investments (cost $124,843,739)		$ 124,843,739
	Total Investments (cost $3,241,579,325)	99.6%	$ 4,755,996,048
	Other Assets and Liabilities	0.4%	19,281,054
	Total Net Assets	100.0%	$ 4,775,277,102
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 410,577,258	$ 410,577,258	$ —	$ —
Capital Goods	533,184,231	533,184,231	—	—
Commercial & Professional Services	27,101,928	27,101,928	—	—
Consumer Services	42,727,397	42,727,397	—	—
Diversified Financials	239,511,575	239,511,575	—	—
Energy	219,091,410	219,091,410	—	—
Food, Beverage & Tobacco	398,704,341	398,704,341	—	—
Health Care Equipment & Services	418,091,206	418,091,206	—	—
Household & Personal Products	138,124,177	138,124,177	—	—
Insurance	271,681,797	271,681,797	—	—
Materials	181,873,830	181,873,830	—	—
Media & Entertainment	145,216,207	145,216,207	—	—
Pharmaceuticals, Biotechnology & Life Sciences	534,885,406	445,223,061	89,662,345	—
Real Estate	105,025,899	105,025,899	—	—
Retailing	164,153,029	164,153,029	—	—
Semiconductors & Semiconductor Equipment	64,287,606	64,287,606	—	—
Software & Services	42,105,443	42,105,443	—	—
Technology Hardware & Equipment	320,440,702	320,440,702	—	—
Telecommunication Services	52,268,482	52,268,482	—	—
Transportation	45,272,163	45,272,163	—	—
Utilities	276,828,222	276,828,222	—	—
Short-Term Investments	124,843,739	21,368,399	103,475,340	—
Total	$ 4,755,996,048	$ 4,562,858,363	$ 193,137,685	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
70

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.9%
	Commercial Banks - 0.4%
	Freedom Mortgage Corp.
$ 2,015,000	7.63%, 05/01/2026(1)	$ 2,067,894
1,800,000	8.13%, 11/15/2024(1)	1,840,500
3,364,000	8.25%, 04/15/2025(1)	3,490,150
		7,398,544
	Commercial Services - 0.6%
	APX Group, Inc.
4,325,000	5.75%, 07/15/2029(1)	4,342,386
3,570,000	7.63%, 09/01/2023	3,651,753
1,925,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	1,957,706
1,225,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	1,284,719
EUR 885,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(2)	1,003,113
		12,239,677
	Diversified Financial Services - 0.3%
$ 950,000	Burford Capital Global Finance LLC 6.25%, 04/15/2028(1)	999,875
2,790,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	2,574,752
1,810,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	1,787,375
360,000	United Wholesale Mortgage LLC 5.50%, 11/15/2025(1)	369,648
		5,731,650
	Electrical Components & Equipment - 0.1%
EUR 1,720,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	2,044,103
	Engineering & Construction - 0.0%
$ 900,000	PowerTeam Services LLC 9.03%, 12/04/2025(1)	991,206
	Entertainment - 0.6%
EUR 1,540,000	Banijay Group SAS 6.50%, 03/01/2026(1)	1,890,763
$ 875,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	962,220
	Cinemark USA, Inc.
7,065,000	5.25%, 07/15/2028(1)	6,641,100
2,000,000	5.88%, 03/15/2026(1)	1,970,000
EUR 800,000	Scientific Games International, Inc. 3.38%, 02/15/2026(3)	950,423
		12,414,506
	Home Builders - 0.0%
$ 950,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	978,500
	Insurance - 0.1%
1,500,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	1,507,500
	Internet - 0.1%
EUR 1,705,000	United Group B.V. 3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(2)	1,986,522
	Investment Company Security - 0.1%
	Huarong Finance Co., Ltd.
$ 1,515,000	2.13%, 09/30/2023(3)	1,128,675
1,160,000	2.50%, 02/24/2023(3)	870,000
		1,998,675
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.9% - (continued)
	Leisure Time - 0.4%
	NCL Corp. Ltd.
$ 2,075,000	3.63%, 12/15/2024(1)	$ 1,973,844
1,900,000	5.88%, 03/15/2026(1)	1,914,250
950,000	Ncl Finance Ltd. 6.13%, 03/15/2028(1)	959,500
2,975,000	Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(1)	2,903,897
1,025,000	Viking Cruises Ltd. 5.88%, 09/15/2027(1)	973,750
		8,725,241
	Media - 0.1%
1,000,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	1,065,000
	Mining - 0.2%
EUR 3,325,000	Constellium SE 3.13%, 07/15/2029(1)	3,919,628
	Oil & Gas - 0.1%
1,400,000	Petroleos Mexicanos 4.75%, 02/26/2029(3)	1,621,556
	Packaging & Containers - 0.2%
	Mauser Packaging Solutions Holding Co.
1,475,000	4.75%, 04/15/2024(3)	1,747,244
$ 2,950,000	7.25%, 04/15/2025(1)	2,872,562
		4,619,806
	Retail - 1.4%
860,000	1011778 BC ULC / New Red Finance, Inc. 5.75%, 04/15/2025(1)	906,225
720,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(4)	723,766
	Dufry One B.V.
EUR 875,000	2.00%, 02/15/2027(3)	974,299
825,000	2.50%, 10/15/2024(3)	968,302
	eG Global Finance plc
3,150,000	4.38%, 02/07/2025(3)	3,675,030
1,475,000	6.25%, 10/30/2025(3)	1,792,411
$ 2,800,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(1)	2,926,000
1,920,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	1,992,000
	Staples, Inc.
10,400,000	7.50%, 04/15/2026(1)	10,556,000
3,800,000	10.75%, 04/15/2027(1)	3,686,000
		28,200,033
	Software - 0.1%
2,355,000	MicroStrategy, Inc. 6.13%, 06/15/2028(1)	2,363,831
	Telecommunications - 0.1%
2,925,000	Frontier Communications Corp. 5.88%, 11/01/2029	2,990,813
	Total Corporate Bonds (cost $99,809,255)	$ 100,796,791
SENIOR FLOATING RATE INTERESTS - 90.5%(5)
	Aerospace/Defense - 1.5%
18,740,825	Great Outdoors Group LLC 5.00%, 03/06/2028, 1 mo. USD LIBOR + 4.250%	$ 18,750,195
5,012,698	TransDigm, Inc. 2.34%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	4,919,613

71

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Aerospace/Defense - 1.5% - (continued)
$ 5,000,000	Tronox Finance LLC 2.63%, 03/13/2028, 1 mo. USD LIBOR + 2.500%(6)	$ 4,949,200
1,990,013	Watlow Electric Manufacturing Co. 4.50%, 03/02/2028, 1 mo. USD LIBOR + 4.000%	1,987,525
		30,606,533
	Airlines - 2.0%
10,755,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	11,042,696
6,395,000	Air Canada 0.00%, 07/28/2028, 1 mo. USD LIBOR + 3.500%(6)	6,405,680
6,190,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	6,551,372
9,345,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	9,861,592
6,763,050	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	6,765,620
		40,626,960
	Asset-Backed - Finance & Insurance - 0.2%
3,526,162	PAI Holdco, Inc. 4.50%, 10/28/2027, 1 mo. USD LIBOR + 3.750%	3,518,440
	Auto Parts & Equipment - 1.6%
	Clarios Global L.P.
EUR 6,661,969	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%(6)	7,825,705
$ 13,124,642	3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	13,007,702
	First Brands Group LLC
6,198,071	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	6,258,130
5,530,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	5,571,475
		32,663,012
	Beverages - 0.9%
18,050,553	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	18,050,553
	Biotechnology - 0.3%
EUR 5,760,000	Cerba Healthcare S.A.S. 0.00%, 05/12/2028, 1 mo. USD LIBOR + 3.750%(6)	6,816,603
	Chemicals - 1.2%
6,300,447	Diamond (BC) B.V. 3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	7,436,533
$ 15,466,668	LTI Holdings, Inc. 3.59%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	15,181,462
1,960,000	NIC Acquisition Corp. 8.50%, 12/29/2028, 1 mo. USD LIBOR + 7.750%	1,964,900
226,661	UTEX Industries Inc. 5.25%, 12/03/2025, 1 mo. USD LIBOR + 5.250%	217,595
		24,800,490
	Commercial Services - 7.8%
11,571,000	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	11,492,201
15,265,000	APX Group, Inc. 0.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(6)	15,142,880
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Commercial Services - 7.8% - (continued)
$ 27,969,900	Aramark Services, Inc. 2.59%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	$ 27,777,747
2,338,131	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	2,315,732
EUR 14,300,000	Belron Luxembourg S.a r.l. 2.75%, 04/13/2028, 3 mo. EURIBOR + 2.750%	16,819,179
10,410,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%	12,248,584
$ 13,140,788	Blackhawk Network Holdings, Inc. 3.09%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	12,946,041
EUR 6,065,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	7,140,644
$ 11,499,589	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	11,397,128
4,787,848	Quikrete Holdings, Inc. 2.59%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	4,725,989
4,985,604	Trans Union LLC 1.84%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	4,921,190
EUR 24,330,000	Verisure Holding AB 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	28,683,952
$ 2,996,196	Verscend Holding Corp. 4.09%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	2,987,956
		158,599,223
	Construction Materials - 1.1%
7,910,000	ACProducts, Inc. 4.75%, 05/05/2028, 1 mo. USD LIBOR + 4.250%	7,851,941
10,105,525	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	10,070,762
4,349,825	Wilsonart LLC 4.50%, 12/19/2026, 1 mo. USD LIBOR + 3.500%	4,326,988
		22,249,691
	Distribution/Wholesale - 0.8%
16,465,780	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	16,259,957
	Diversified Financial Services - 0.7%
3,010,000	Blackhawk Network Holdings, Inc. 7.13%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	2,979,900
	Crown Finance U.S., Inc.
EUR 1,752,114	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	1,668,596
$ 1,998,092	3.50%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	2,107,987
4,630,000	Fleetcor Technologies Operating Co. LLC 1.84%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	4,590,321
3,677,591	Minotaur Acquisition, Inc. 4.84%, 03/27/2026, 3 mo. USD LIBOR + 4.750%	3,659,497
		15,006,301

72

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Electrical Components & Equipment - 0.8%
	Anticimex International AB
EUR 3,770,000	0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.750%(6)	$ 4,465,452
$ 3,040,000	0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(6)	3,028,600
9,029,625	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	8,961,903
		16,455,955
	Energy-Alternate Sources - 0.6%
7,492,579	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	7,389,556
3,711,357	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	3,679,811
		11,069,367
	Engineering & Construction - 2.3%
15,117,113	ADMI Corp. 3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%	14,856,342
30,471,834	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	29,865,750
2,330,000	PowerTeam Services LLC 8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	2,306,700
		47,028,792
	Entertainment - 2.8%
	Banijay Entertainment S.A.S
EUR 1,920,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	2,272,657
$ 1,985,000	3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,976,326
5,234,319	Cinemark USA, Inc. 1.85%, 03/29/2025, 3 mo. USD LIBOR + 1.750%	4,898,747
	Crown Finance U.S., Inc.
29,366,556	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	23,670,031
2,319,821	7.00%, 05/23/2024, 6 mo. EURIBOR + 7.000%	2,873,260
4,915,000	J&J Ventures Gaming LLC 4.75%, 04/26/2028, 1 mo. USD LIBOR + 4.000%	4,927,287
8,910,805	Scientific Games International, Inc. 2.84%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	8,768,500
7,345,000	WMG Acquisition Corp. 2.22%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	7,242,464
		56,629,272
	Food - 3.2%
	Froneri International Ltd.
14,053,050	2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	13,789,555
EUR 15,370,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	17,835,730
$ 10,398,159	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	10,435,488
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Food - 3.2% - (continued)
$ 5,992,359	Simply Good Foods USA, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	$ 6,012,973
	U.S. Foods, Inc.
11,709,902	1.84%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	11,554,394
6,188,643	2.09%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	6,073,411
		65,701,551
	Food Service - 0.8%
10,200,000	AP Core Holdings, II LLC 0.00%, 07/21/2027, 1 mo. USD LIBOR + 5.500%(6)	10,131,674
2,601,716	Aramark Services, Inc. 1.84%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	2,552,127
4,466,850	CHG PPC Parent LLC 2.84%, 03/31/2025, 3 mo. USD LIBOR + 2.750%	4,388,680
		17,072,481
	Healthcare - Products - 1.3%
EUR 5,910,000	Avantor Funding, Inc. 2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	6,981,149
$ 5,965,000	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	5,961,302
6,978,054	Surf Holdings LLC 3.63%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	6,898,574
6,015,000	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	5,996,233
		25,837,258
	Healthcare - Services - 7.9%
3,950,000	ADMI Corp. 0.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%(6)	3,929,263
6,134,093	Cano Health LLC 5.25%, 11/19/2027, 1 mo. USD LIBOR + 4.500%	6,118,758
4,074,266	Ensemble RCM LLC 3.88%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	4,067,910
4,924,242	Envision Healthcare Corp. 3.84%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	4,203,087
4,080,487	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	4,084,935
19,246,692	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	19,012,652
11,998,718	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	11,946,283
EUR 4,090,000	Groupe Inovie 3.75%, 03/03/2028, 3 mo. EURIBOR + 3.750%	4,848,752
$ 11,950,000	Heartland Dental, LLC 4.09%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	11,900,169
7,815,000	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%	7,795,463
EUR 3,375,139	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	3,973,728
$ 11,355,729	Loire Finco Luxembourg S.a.r.l. 3.09%, 04/21/2027, 1 mo. USD LIBOR + 3.000%	11,123,845

73

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Healthcare - Services - 7.9% - (continued)
$ 22,380,640	MED ParentCo L.P. 4.34%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	$ 22,341,474
25,538,979	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 1 mo. USD LIBOR + 2.750%	25,344,627
20,409,603	Pathway Vet Alliance LLC 3.84%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	20,287,757
		160,978,703
	Holding Companies-Diversified - 0.0%
423,919	Belfor Holdings, Inc. 3.84%, 04/06/2026, 3 mo. USD LIBOR + 3.750%	423,919
	Home Builders - 0.7%
	Tecta America Corp.
10,680,000	5.00%, 04/01/2028, 1 mo. USD LIBOR + 4.250%	10,666,650
3,800,000	9.25%, 04/01/2029, 1 mo. USD LIBOR + 8.500%	3,781,000
		14,447,650
	Household Products - 0.5%
3,938,660	Diamond (BC) B.V. 3.09%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	3,902,778
5,000,000	Prestige Brands, Inc. 0.00%, 07/03/2028, 1 mo. USD LIBOR + 2.000%(6)	4,975,000
3,674,684	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	2,070,060
		10,947,838
	Insurance - 4.3%
27,755,917	Acrisure LLC 3.61%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	27,235,493
	Asurion LLC
9,640,000	0.00%, 01/20/2029, 1 mo. USD LIBOR + 5.250%(6)	9,582,738
1,994,859	3.09%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	1,960,886
5,134,523	3.22%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	5,077,838
1,570,297	3.34%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,540,116
11,067,263	3.34%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	10,864,400
9,905,000	5.34%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	9,848,443
8,951,616	Hub International Ltd. 2.88%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	8,814,120
11,864,064	Sedgwick Claims Management Services, Inc. 3.34%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	11,671,273
		86,595,307
	Internet - 0.9%
	MH Sub LLC
16,302,082	3.59%, 09/13/2024, 3 mo. USD LIBOR + 3.500%	16,181,610
2,815,000	6.34%, 02/12/2029, 1 mo. USD LIBOR + 6.250%	2,851,370
		19,032,980
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	IT Services - 1.3%
$ 15,870,000	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	$ 15,557,520
198,966	Flexential Intermediate Corp. 3.65%, 08/01/2024, 3 mo. USD LIBOR + 3.500%	182,090
	KKR Apple Bidco LLC
585,000	0.00%, 07/16/2029, 1 mo. USD LIBOR + 5.750%(6)	593,044
5,205,000	0.00%, 07/13/2028, 1 mo. USD LIBOR + 3.000%(6)	5,165,962
5,400,000	Panther Commercial Holdings L.P. 5.00%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	5,397,300
		26,895,916
	Leisure Time - 5.8%
32,832,470	Caesars Resort Collection LLC 2.84%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	32,437,824
	Carnival Corp.
EUR 6,691,453	3.75%, 06/30/2025, 3 mo. EURIBOR + 3.750%	7,932,811
$ 12,990,652	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	12,885,168
9,903,529	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	9,812,713
198,966	Equinox Holdings, Inc. 4.00%, 03/08/2024, 3 mo. USD LIBOR + 3.000%	183,592
3,405,000	Great Canadian Gaming Corp. 0.00%, 11/01/2026, 1 mo. USD LIBOR + 4.000%(6)	3,402,889
12,445,000	Hayward Industries, Inc. 3.25%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	12,326,773
6,487,100	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	6,460,438
13,150,000	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%	13,103,975
4,919,223	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	4,874,114
6,459,657	SRAM LLC 0.27%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	6,419,284
8,222,097	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	8,164,296
		118,003,877
	Lodging - 0.5%
6,302,225	Boyd Gaming Corp. 2.33%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	6,283,192
4,672,038	CityCenter Holdings LLC 3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	4,656,714
		10,939,906
	Media - 6.4%
	Adevinta ASA
EUR 4,250,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.250%(6)	5,027,897
$ 1,735,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.000%(6)	1,731,964

74

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Media - 6.4% - (continued)
$ 13,865,000	Cable One, Inc. 2.09%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	$ 13,670,890
5,085,302	Charter Communications Operating LLC 1.85%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	5,024,939
	CSC Holdings LLC
9,614,540	2.34%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	9,454,266
3,518,297	2.59%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	3,468,020
7,114,560	E.W. Scripps Co. 3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	7,060,205
5,750,179	Entravision Communications Corp. 2.84%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	5,659,154
4,573,054	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	4,527,917
38,068	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	38,049
9,225,836	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	9,215,964
7,060,019	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	7,047,876
5,192,426	NEP/NCP Holdco, Inc. 3.34%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	4,994,024
	Shutterfly, Inc.
7,329,412	0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(6)	7,327,140
1,770,588	0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(6)(7)	1,770,039
EUR 2,400,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	2,823,881
$ 12,625,000	UPC Financing Partnership 3.09%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	12,487,514
2,650,572	Vertical Midco GmbH 4.40%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	2,643,522
GBP 7,550,000	Virgin Media SFA Finance Ltd. 3.30%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	10,321,767
$ 5,104,625	William Morris Endeavor Entertainment LLC 2.85%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	4,954,243
EUR 9,985,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	11,704,578
		130,953,849
	Metal Fabricate/Hardware - 0.0%
$ 1,260,536	Ameriforge Group, Inc. 5.00%, 12/31/2023, 3 mo. USD LIBOR + 5.000%	638,146
198,987	Anvil International LLC 5.10%, 05/28/2026, 3 mo. USD LIBOR + 5.000%	196,749
		834,895
	Miscellaneous Manufacturing - 1.0%
3,500,000	International Textile Group, Inc. 9.14%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	2,625,000
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Miscellaneous Manufacturing - 1.0% - (continued)
$ 2,440,000	LTI Holdings, Inc. 6.84%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	$ 2,421,700
2,182,313	Tamko Building Products LLC 3.12%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	2,146,851
13,893,248	USI, Inc. 3.15%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	13,734,726
		20,928,277
	Oil & Gas - 1.0%
2,965,880	BCP Raptor LLC 4.84%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	2,911,516
4,970,000	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	4,954,891
EUR 1,725,000	EG Group Ltd. 0.00%, 04/10/2027, 1 mo. USD LIBOR + 7.000%(6)	2,049,698
$ 3,115,963	KCA Deutag Alpha Ltd. 9.75%, 02/28/2023, 3 mo. USD LIBOR + 8.750%	1,495,662
13,206,938	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(6)(8)	132,069
8,902,615	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	8,893,979
		20,437,815
	Oil & Gas Services - 0.2%
3,052,583	Lower Cadence Holdings LLC 4.09%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	3,048,249
	Packaging & Containers - 3.2%
14,546,494	BWAY Holding Co. 3.34%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	14,066,896
1,985,324	Charter NEX U.S., Inc. 4.50%, 12/01/2027, 1 mo. USD LIBOR + 3.750%	1,982,009
	Flex Acquisition Co., Inc.
15,281,219	3.39%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	15,048,486
14,030,340	4.00%, 02/23/2028, 1 mo. USD LIBOR + 3.500%	13,900,981
5,167,050	NIC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	5,134,756
4,666,463	Proampac PG Borrower LLC 4.32%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	4,657,689
3,198,633	Reynolds Group Holdings, Inc. 2.84%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	3,186,638
	TricorBraun Holdings, Inc.
1,504,820	3.32%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(7)	1,488,839
6,690,180	3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	6,619,130
		66,085,424
	Pharmaceuticals - 3.4%
2,232,869	Bausch Health Cos., Inc. 3.09%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	2,216,123

75

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Pharmaceuticals - 3.4% - (continued)
$ 6,602,411	Elanco Animal Health, Inc. 1.85%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	$ 6,476,239
6,333,197	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	6,170,117
12,101,943	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	12,090,567
EUR 5,028,175	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	5,919,279
$ 8,135,000	HCRX Investments Holdco L.P. 0.00%, 07/14/2028, 1 mo. USD LIBOR + 2.250%(6)	8,096,847
9,226,875	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	9,129,993
4,945,000	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	4,949,648
EUR 2,110,000	Organon & Co 3.00%, 06/02/2028, 3 mo. EURIBOR + 3.000%	2,487,968
$ 7,055,000	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	7,032,988
5,615,925	Packaging Coordinators Midco, Inc. 4.25%, 11/30/2027, 1 mo. USD LIBOR + 3.500%	5,608,905
		70,178,674
	Pipelines - 0.7%
13,777,016	Cheniere Corpus Christi Holdings LLC 1.84%, 06/30/2024, 3 mo. USD LIBOR + 1.750%	13,742,573
	Real Estate - 1.5%
EUR 9,635,000	Foncia Management 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	11,316,361
$ 19,194,318	VICI Properties LLC 1.84%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	18,980,494
		30,296,855
	Retail - 7.5%
4,228,750	84 Lumber Co. 3.75%, 11/13/2026, 1 mo. USD LIBOR + 3.000%	4,206,295
4,650,000	At Home Group, Inc. 0.00%, 06/24/2028, 1 mo. USD LIBOR + 4.250%(6)	4,646,141
27,317,413	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	26,771,065
7,473,294	Beacon Roofing Supply, Inc. 2.59%, 05/19/2028, 1 mo. USD LIBOR + 2.500%	7,405,137
10,084,530	Belron Finance U.S. LLC 3.25%, 04/13/2028, 1 mo. USD LIBOR + 2.750%	10,034,107
EUR 4,055,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	4,771,182
$ 5,183,488	Coty, Inc. 2.35%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	4,972,468
EUR 2,609,359	EG Group Ltd. 4.00%, 02/07/2025, 3 mo. EURIBOR + 4.000%	3,042,946
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Retail - 7.5% - (continued)
	LBM Acquisition LLC
$ 8,297,436	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(6)	8,188,108
3,160,000	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(6)(7)	$ 3,115,223
8,876,215	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	8,787,453
9,965,000	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	9,965,000
EUR 2,825,000	Peer Holding B.V. 3.25%, 03/08/2025, 3 mo. EURIBOR + 3.250%	3,322,737
$ 12,284,212	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	12,226,600
4,910,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	4,905,090
4,930,297	Rodan & Fields LLC 4.09%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	3,886,701
13,021,415	Sports Authority, Inc. 0.00%, 11/16/2021, 3 mo. USD LIBOR + 6.000%(6)(8)(9)(10)	13,021
10,025,000	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%	9,947,707
22,916,380	Staples, Inc. 5.18%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	22,200,243
		152,407,224
	Software - 8.9%
2,463,825	Athenahealth, Inc. 4.41%, 02/11/2026, 1 mo. USD LIBOR + 4.250%	2,460,745
	Camelot U.S. Acquisition Co.
9,850,000	3.09%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	9,749,038
3,980,000	4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	3,977,532
2,726,488	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	2,723,925
6,009,877	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	5,997,978
	DCert Buyer, Inc.
13,918,223	4.09%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	13,887,325
12,370,000	7.09%, 02/16/2029, 1 mo. USD LIBOR + 7.000%	12,462,775
6,095,000	E2open LLC 3.75%, 02/04/2028, 1 mo. USD LIBOR + 3.250%	6,077,203
8,911,635	EVO Payments International LLC 3.35%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	8,870,819
	Hyland Software, Inc.
9,759,478	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	9,755,379
2,446,000	7.00%, 07/10/2025, 1 mo. USD LIBOR + 6.250%	2,456,200
3,935,000	Ingram Micro, Inc. 0.00%, 06/30/2028, 1 mo. USD LIBOR + 3.500%(6)	3,935,000
479,005	MA Finance Co. LLC 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	471,422

76

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Software - 8.9% - (continued)
$ 1,955,175	Navicure, Inc. 4.09%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	$ 1,946,631
4,708,200	Playtika Holding Corp. 2.84%, 03/13/2028, 1 mo. USD LIBOR + 2.750%	4,669,969
	Polaris Newco LLC
EUR 4,630,000	4.00%, 06/02/2028, 1 mo. EURIBOR + 4.000%(6)	5,482,339
$ 16,260,000	4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	16,239,675
14,650,000	Proofpoint, Inc. 0.00%, 06/09/2028, 1 mo. USD LIBOR + 3.250%(6)	14,496,175
250,000	Quest Software U.S. Holdings, Inc. 8.38%, 05/18/2026, 3 mo. USD LIBOR + 8.250%	249,125
8,215,000	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	8,159,549
3,307,631	Seattle Spinco, Inc. 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	3,255,271
19,130,476	SS&C Technologies, Inc. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	18,824,006
	Ultimate Software Group, Inc.
6,156,220	3.84%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	6,149,694
195,000	7.50%, 05/03/2027, 1 mo. USD LIBOR + 6.750%	197,843
12,378,975	WEX, Inc. 2.34%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	12,232,779
7,362,638	Zelis Healthcare Corp. 3.60%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	7,318,462
		182,046,859
	Telecommunications - 3.7%
8,252,556	CenturyLink, Inc. 2.34%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	8,112,840
20,840,000	DirecTV Financing, LLC 0.00%, 07/21/2027, 1 mo. USD LIBOR + 5.000%(6)	20,790,609
12,942,562	Frontier Communications Corp. 4.50%, 01/05/2028, 1 mo. USD LIBOR + 3.750%	12,918,360
	Numericable Group S.A.
1,476,425	2.88%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	1,437,048
EUR 7,862,402	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	9,164,485
$ 10,315,000	Telenet Financing USD LLC 2.09%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	10,120,150
EUR 10,205,000	Virgin Media Ireland Ltd. 0.00%, 06/17/2029, 1 mo. USD LIBOR + 1.000%(6)	12,020,331
		74,563,823
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.5%(5) - (continued)
	Transportation - 1.2%
$ 11,800,000	First Student Bidco, Inc. 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.000%(6)	11,709,612
13,099,688	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	$ 13,023,971
		24,733,583
	Total Senior Floating Rate Interests (cost $1,871,503,467)	$ 1,847,516,635
COMMON STOCKS - 0.6%
	Consumer Services - 0.0%
13,792	Caesars Entertainment, Inc.*	$ 1,204,869
	Energy - 0.3%
2,037,975	Ascent Resources - Marcellus LLC Class A*(9)(10)	1,375,633
71,082	Foresight Energy LLC*	639,740
418,220,006	KCA Deutag*(9)(10)(11)	—
544,947	Philadelphia Energy Solutions Class A*(9)(10)	—
112,212	Texgen Power LLC*(9)(10)	4,264,056
		6,279,429
	Insurance - 0.2%
175,508	AFG Holdings, Inc.	3,861,176
	Materials - 0.1%
37,645	UTEX Industries, Inc.	1,543,445
	Total Common Stocks (cost $28,691,718)	$ 12,888,919
EXCHANGE-TRADED FUNDS - 2.1%
	Other Investment Pools & Funds - 2.1%
1,265,400	Invesco Senior Loan ETF	$ 27,876,762
311,000	SPDR Blackstone	14,250,020
		42,126,782
	Total Exchange-Traded Funds (cost $41,854,663)	$ 42,126,782
WARRANTS - 0.0%
	Energy - 0.0%
719,301	Ascent Resources - Marcellus LLC Expires 3/30/2023*(9)(10)	$ 15,802
6,100	Sable Permian Resources LLC Expires 10/24/09*(9)(10)	—
		15,802
	Materials - 0.0%
7,500	UTEX Industries, Inc. Expires 12/03/2025(9)(10)	54,225
	Total Warrants (cost $107,155)	$ 70,027
	Total Long-Term Investments (Cost $2,041,966,258)	$ 2,003,399,154

77

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.5%
	Other Investment Pools & Funds - 6.5%
6,763,999	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(12)		$ 6,763,999
125,051,134	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%, 0.03%(12)		125,051,134
	Total Short-Term Investments (cost $131,815,133)		$ 131,815,133
	Total Investments (cost $2,173,781,391)	104.6%	$ 2,135,214,287
	Other Assets and Liabilities	(4.6)%	(93,756,576)
	Total Net Assets	100.0%	$ 2,041,457,711
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $78,918,785, representing 3.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $13,727,940, representing 0.7% of net assets.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(7)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2021, the aggregate value of the unfunded commitment was $6,374,101, which rounds to 0.3% of total net assets.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $5,722,737, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment valued using significant unobservable inputs.
(11)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	418,220,006	$ 5,667,717	$ —

(12)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at July 31, 2021
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	8,340,000	1.00%	12/20/21	At Maturity	$ —	$ —	$ (38,339)	$ (38,339)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	9,695,000	1.00%	12/20/21	At Maturity	—	—	(44,568)	(44,568)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	21,665,000	1.00%	12/20/21	At Maturity	—	—	(99,595)	(99,595)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	40,660,000	1.00%	03/20/22	At Maturity	—	—	(171,204)	(171,204)
Total OTC total return swap contracts							$ —	$ —	$ (353,706)	$ (353,706)

78

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
2,010,000	EUR	2,366,727	USD	WEST	08/31/2021	$ 19,062
1,542,000	EUR	1,822,669	USD	CBK	08/31/2021	7,623
298,062,213	USD	252,522,400	EUR	BNP	08/31/2021	(1,671,641)
8,887,747	USD	6,448,321	GBP	MSC	08/31/2021	(76,070)
Total foreign currency contracts						$ (1,721,026)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 100,796,791	$ —	$ 100,796,791	$ —
Senior Floating Rate Interests	1,847,516,635	—	1,847,503,614	13,021
Common Stocks
Consumer Services	1,204,869	1,204,869	—	—
Energy	6,279,429	639,740	—	5,639,689
Insurance	3,861,176	3,861,176	—	—
Materials	1,543,445	1,543,445	—	—
Exchange-Traded Funds	42,126,782	42,126,782	—	—
Warrants	70,027	—	—	70,027
Short-Term Investments	131,815,133	131,815,133	—	—
Foreign Currency Contracts(2)	26,685	—	26,685	—
Total	$ 2,135,240,972	$ 181,191,145	$ 1,948,327,090	$ 5,722,737
Liabilities
Foreign Currency Contracts(2)	$ (1,747,711)	$ —	$ (1,747,711)	$ —
Swaps - Total Return(2)	(353,706)	—	(353,706)	—
Total	$ (2,101,417)	$ —	$ (2,101,417)	$ —

(1)	For the period ended July 31, 2021, investments valued at $563,966 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2021 is not presented.
79

The Hartford Floating Rate High Income Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 7.0%
	Commercial Banks - 0.5%
	Freedom Mortgage Corp.
$ 450,000	7.63%, 05/01/2026(1)	$ 461,813
525,000	8.13%, 11/15/2024(1)	536,812
1,115,000	8.25%, 04/15/2025(1)	1,156,812
		2,155,437
	Commercial Services - 1.0%
	APX Group, Inc.
1,320,000	5.75%, 07/15/2029(1)	1,325,306
825,000	7.63%, 09/01/2023	843,893
500,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	508,495
1,275,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	1,337,156
EUR 200,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(2)	226,692
		4,241,542
	Diversified Financial Services - 0.3%
$ 545,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	502,953
610,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	602,375
220,000	United Wholesale Mortgage LLC 5.50%, 11/15/2025(1)	225,896
		1,331,224
	Electrical Components & Equipment - 0.2%
EUR 515,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	612,043
	Engineering & Construction - 0.1%
$ 375,000	PowerTeam Services LLC 9.03%, 12/04/2025(1)	413,003
	Entertainment - 0.9%
EUR 510,000	Banijay Group SAS 6.50%, 03/01/2026(1)	626,162
$ 350,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	384,888
	Cinemark USA, Inc.
1,745,000	5.25%, 07/15/2028(1)	1,640,300
500,000	5.88%, 03/15/2026(1)	492,500
EUR 500,000	Scientific Games International, Inc. 3.38%, 02/15/2026(3)	594,014
		3,737,864
	Home Builders - 0.1%
$ 200,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	206,000
	Internet - 0.2%
EUR 670,000	United Group B.V. 3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(2)	780,627
	Investment Company Security - 0.2%
	Huarong Finance Co., Ltd.
$ 425,000	2.13%, 09/30/2023(3)	316,625
440,000	2.50%, 02/24/2023(3)	330,000
		646,625
	Leisure Time - 0.7%
	NCL Corp. Ltd.
625,000	3.63%, 12/15/2024(1)	594,531
575,000	5.88%, 03/15/2026(1)	579,313
200,000	Ncl Finance Ltd. 6.13%, 03/15/2028(1)	202,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 7.0% - (continued)
	Leisure Time - 0.7% - (continued)
$ 1,025,000	Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(1)	$ 1,000,502
425,000	Viking Cruises Ltd. 5.88%, 09/15/2027(1)	403,750
		2,780,096
	Media - 0.1%
350,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	372,750
	Mining - 0.2%
EUR 850,000	Constellium SE 3.13%, 07/15/2029(1)	1,002,010
	Oil & Gas - 0.1%
500,000	Petroleos Mexicanos 4.75%, 02/26/2029(3)	579,127
	Packaging & Containers - 0.3%
	Mauser Packaging Solutions Holding Co.
400,000	4.75%, 04/15/2024(3)	473,829
$ 750,000	7.25%, 04/15/2025(1)	730,312
		1,204,141
	Retail - 1.7%
195,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(4)	196,020
	Dufry One B.V.
EUR 350,000	2.00%, 02/15/2027(3)	389,720
350,000	2.50%, 10/15/2024(3)	410,795
	eG Global Finance plc
575,000	4.38%, 02/07/2025(3)	670,839
250,000	6.25%, 10/30/2025(3)	303,798
$ 1,000,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(1)	1,045,000
600,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	622,500
	Staples, Inc.
1,950,000	7.50%, 04/15/2026(1)	1,979,250
1,400,000	10.75%, 04/15/2027(1)	1,358,000
		6,975,922
	Software - 0.2%
705,000	MicroStrategy, Inc. 6.13%, 06/15/2028(1)	707,644
	Telecommunications - 0.2%
925,000	Frontier Communications Corp. 5.88%, 11/01/2029	945,813
	Total Corporate Bonds (cost $28,538,368)	$ 28,691,868
SENIOR FLOATING RATE INTERESTS - 88.4%(5)
	Aerospace/Defense - 1.2%
5,029,725	Great Outdoors Group LLC 5.00%, 03/06/2028, 1 mo. USD LIBOR + 4.250%	$ 5,032,240
	Airlines - 2.3%
2,880,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	2,957,040
1,825,000	Air Canada 0.00%, 07/28/2028, 1 mo. USD LIBOR + 3.500%(6)	1,828,048
1,040,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	1,100,715
1,960,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	2,068,349
1,286,775	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	1,287,264
		9,241,416

80

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.4%(5) - (continued)
	Asset-Backed - Finance & Insurance - 0.2%
$ 648,375	PAI Holdco, Inc. 4.50%, 10/28/2027, 1 mo. USD LIBOR + 3.750%	$ 646,955
	Auto Parts & Equipment - 1.2%
EUR 1,771,535	Clarios Global L.P. 3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	2,080,993
	First Brands Group LLC
$ 1,127,371	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	1,138,295
1,675,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	1,687,563
		4,906,851
	Beverages - 0.8%
3,405,838	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	3,405,838
	Biotechnology - 0.5%
EUR 1,675,000	Cerba Healthcare S.A.S. 0.00%, 05/12/2028, 1 mo. USD LIBOR + 3.750%(6)	1,982,259
	Chemicals - 1.2%
1,049,374	Diamond (BC) B.V. 3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	1,238,595
$ 3,151,631	LTI Holdings, Inc. 3.59%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	3,093,515
540,000	NIC Acquisition Corp. 8.50%, 12/29/2028, 1 mo. USD LIBOR + 7.750%	541,350
15,238	UTEX Industries Inc. 5.25%, 12/03/2025, 1 mo. USD LIBOR + 5.250%	14,629
		4,888,089
	Commercial Services - 7.5%
2,259,337	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	2,243,952
4,170,000	APX Group, Inc. 0.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(6)	4,136,640
5,187,000	Aramark Services, Inc. 2.59%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	5,151,365
845,707	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	837,605
EUR 2,700,000	Belron Luxembourg S.a r.l. 2.75%, 04/13/2028, 3 mo. EURIBOR + 2.750%	3,175,649
2,460,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%	2,894,478
$ 2,701,371	Blackhawk Network Holdings, Inc. 3.09%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	2,661,336
EUR 1,250,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	1,471,691
$ 858,339	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	850,691
897,722	Quikrete Holdings, Inc. 2.59%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	886,123
EUR 5,690,000	Verisure Holding AB 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	6,708,249
		31,017,779
	Construction Materials - 1.2%
$ 1,640,000	ACProducts, Inc. 4.75%, 05/05/2028, 1 mo. USD LIBOR + 4.250%	1,627,962
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.4%(5) - (continued)
	Construction Materials - 1.2% - (continued)
$ 2,052,913	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	$ 2,045,851
1,129,092	Wilsonart LLC 4.50%, 12/19/2026, 1 mo. USD LIBOR + 3.500%	1,123,165
		4,796,978
	Distribution/Wholesale - 0.5%
2,171,607	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,144,462
	Diversified Financial Services - 0.7%
560,000	Blackhawk Network Holdings, Inc. 7.13%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	554,400
	Crown Finance U.S., Inc.
EUR 203,644	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	193,937
$ 505,748	3.50%, 05/23/2024, 1 mo. USD LIBOR + 7.000%(6)	533,564
865,000	Fleetcor Technologies Operating Co. LLC 1.84%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	857,587
789,067	Minotaur Acquisition, Inc. 4.84%, 03/27/2026, 3 mo. USD LIBOR + 4.750%	785,184
		2,924,672
	Electrical Components & Equipment - 0.5%
	Anticimex International AB
EUR 1,155,000	0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.750%(6)	1,368,063
$ 780,000	0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(6)	777,075
		2,145,138
	Energy-Alternate Sources - 0.5%
1,368,136	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	1,349,324
515,694	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	511,310
		1,860,634
	Engineering & Construction - 3.1%
4,384,012	ADMI Corp. 3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%	4,308,389
8,061,966	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	7,901,613
585,000	PowerTeam Services LLC 8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	579,150
		12,789,152
	Entertainment - 3.6%
	Banijay Entertainment S.A.S
EUR 620,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	733,879
$ 947,837	3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	943,695
594,478	Cinemark USA, Inc. 1.85%, 03/29/2025, 3 mo. USD LIBOR + 1.750%	556,366
	Crown Finance U.S., Inc.
8,579,667	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	6,915,383
450,007	7.00%, 05/23/2024, 6 mo. EURIBOR + 7.000%	557,365

81

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.4%(5) - (continued)
	Entertainment - 3.6% - (continued)
$ 935,000	J&J Ventures Gaming LLC 4.75%, 04/26/2028, 1 mo. USD LIBOR + 4.000%	$ 937,338
1,762,621	Scientific Games International, Inc. 2.84%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	1,734,472
2,655,000	WMG Acquisition Corp. 2.22%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	2,617,936
		14,996,434
	Food - 2.2%
	Froneri International Ltd.
617,882	2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	606,296
EUR 3,990,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	4,630,095
$ 1,824,372	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	1,830,921
927,231	Simply Good Foods USA, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	930,421
925,815	U.S. Foods, Inc. 2.09%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	908,577
		8,906,310
	Food Service - 0.9%
3,370,000	AP Core Holdings, II LLC 0.00%, 07/21/2027, 1 mo. USD LIBOR + 5.500%(6)	3,346,412
261,687	Aramark Services, Inc. 1.84%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	256,700
		3,603,112
	Healthcare - Products - 0.7%
EUR 1,250,000	Avantor Funding, Inc. 2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	1,476,554
$ 1,165,000	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	1,164,278
303,468	Surf Holdings LLC 3.63%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	300,012
		2,940,844
	Healthcare - Services - 8.4%
790,000	ADMI Corp. 0.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%(6)	785,853
1,606,123	Cano Health LLC 5.25%, 11/19/2027, 1 mo. USD LIBOR + 4.500%	1,602,107
771,076	Ensemble RCM LLC 3.88%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	769,873
738,636	Envision Healthcare Corp. 3.84%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	630,463
951,780	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	952,817
5,426,352	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	5,360,367
1,571,634	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	1,564,766
2,930,000	Heartland Dental, LLC 4.09%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	2,917,782
1,955,000	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%	1,950,113
3,455,231	Loire Finco Luxembourg S.a.r.l. 3.09%, 04/21/2027, 1 mo. USD LIBOR + 3.000%	3,384,675
5,101,718	MED ParentCo L.P. 4.34%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	5,092,790
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.4%(5) - (continued)
	Healthcare - Services - 8.4% - (continued)
$ 6,572,519	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 1 mo. USD LIBOR + 2.750%	$ 6,522,502
3,106,243	Pathway Vet Alliance LLC 3.84%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	3,087,699
		34,621,807
	Holding Companies-Diversified - 0.0%
99,746	Belfor Holdings, Inc. 3.84%, 04/06/2026, 3 mo. USD LIBOR + 3.750%	99,746
	Home Builders - 1.0%
	Tecta America Corp.
3,005,000	5.00%, 04/01/2028, 1 mo. USD LIBOR + 4.250%	3,001,244
1,000,000	9.25%, 04/01/2029, 1 mo. USD LIBOR + 8.500%	995,000
		3,996,244
	Household Products - 0.1%
747,131	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	420,881
	Insurance - 4.4%
4,819,697	Acrisure LLC 3.61%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	4,729,327
	Asurion LLC
3,310,000	0.00%, 01/20/2029, 1 mo. USD LIBOR + 5.250%(6)	3,290,339
3,163,061	3.09%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	3,109,194
159,928	3.22%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	158,163
577,769	3.34%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	566,664
4,030,000	5.34%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	4,006,989
2,449,893	Sedgwick Claims Management Services, Inc. 3.34%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	2,410,082
		18,270,758
	Internet - 0.9%
	MH Sub LLC
3,240,900	3.59%, 09/13/2024, 3 mo. USD LIBOR + 3.500%	3,216,950
625,000	6.34%, 02/12/2029, 1 mo. USD LIBOR + 6.250%	633,075
		3,850,025
	IT Services - 1.7%
4,495,000	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	4,406,493
	KKR Apple Bidco LLC
165,000	0.00%, 07/16/2029, 1 mo. USD LIBOR + 5.750%(6)	167,269
1,460,000	0.00%, 07/13/2028, 1 mo. USD LIBOR + 3.000%(6)	1,449,050
1,000,000	Panther Commercial Holdings L.P. 5.00%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	999,500
		7,022,312
	Leisure Time - 7.7%
7,311,104	Caesars Resort Collection LLC 2.84%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	7,223,224

82

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.4%(5) - (continued)
	Leisure Time - 7.7% - (continued)
	Carnival Corp.
EUR 2,048,612	3.75%, 06/30/2025, 3 mo. EURIBOR + 3.750%	$ 2,428,658
$ 3,343,867	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	3,316,715
1,105,000	Great Canadian Gaming Corp. 0.00%, 11/01/2026, 1 mo. USD LIBOR + 4.000%(6)	1,104,315
4,145,000	Hayward Industries, Inc. 3.25%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	4,105,623
2,068,325	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	2,059,824
4,050,000	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%	4,035,825
3,286,350	SRAM LLC 0.27%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	3,265,811
4,185,507	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	4,156,083
		31,696,078
	Lodging - 0.2%
845,596	CityCenter Holdings LLC 3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	842,822
	Media - 4.1%
3,755,000	Cable One, Inc. 2.09%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	3,702,430
808,448	Charter Communications Operating LLC 1.85%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	798,852
519,574	CSC Holdings LLC 2.34%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	510,912
11,897	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	11,891
1,681,539	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	1,679,740
595,378	NEP/NCP Holdco, Inc. 3.34%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	572,629
	Shutterfly, Inc.
2,134,389	0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(6)	2,133,727
515,611	0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(6)(7)	515,451
EUR 625,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	735,386
$ 1,115,000	UPC Financing Partnership 3.09%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	1,102,858
GBP 1,525,000	Virgin Media SFA Finance Ltd. 3.30%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	2,084,860
$ 1,039,331	William Morris Endeavor Entertainment LLC 2.85%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	1,008,712
EUR 595,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	697,469
$ 1,300,000	Ziggo Financing Partnership 2.59%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,277,432
		16,832,349
	Metal Fabricate/Hardware - 0.0%
250,040	Ameriforge Group, Inc. 5.00%, 12/31/2023, 3 mo. USD LIBOR + 5.000%	126,583
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.4%(5) - (continued)
	Miscellaneous Manufacturing - 1.4%
$ 750,000	International Textile Group, Inc. 9.14%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	$ 562,500
815,000	LTI Holdings, Inc. 6.84%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	808,888
427,463	Tamko Building Products LLC 3.12%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	420,517
4,099,977	USI, Inc. 3.15%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	4,053,196
		5,845,101
	Oil & Gas - 0.8%
588,266	BCP Raptor LLC 4.84%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	577,483
EUR 530,000	EG Group Ltd. 0.00%, 04/10/2027, 1 mo. USD LIBOR + 7.000%(6)	629,762
$ 576,377	KCA Deutag Alpha Ltd. 9.75%, 02/28/2023, 3 mo. USD LIBOR + 8.750%	276,661
1,595,249	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	1,593,702
		3,077,608
	Oil & Gas Services - 0.2%
623,541	Lower Cadence Holdings LLC 4.09%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	622,655
	Packaging & Containers - 3.6%
3,835,844	BWAY Holding Co. 3.34%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	3,709,377
	Flex Acquisition Co., Inc.
5,114,833	3.39%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	5,036,934
2,270,697	4.00%, 02/23/2028, 1 mo. USD LIBOR + 3.500%	2,249,761
1,107,225	NIC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	1,100,305
1,221,938	Proampac PG Borrower LLC 4.32%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	1,219,640
	TricorBraun Holdings, Inc.
294,721	3.32%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(7)	291,591
1,310,279	3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,296,364
		14,903,972
	Pharmaceuticals - 2.8%
1,261,186	Elanco Animal Health, Inc. 1.85%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	1,237,085
1,347,498	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	1,312,800
2,031,608	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	2,029,698
1,465,000	HCRX Investments Holdco L.P. 0.00%, 07/14/2028, 1 mo. USD LIBOR + 2.250%(6)	1,458,129
2,663,325	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	2,635,360
1,005,000	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	1,005,945
EUR 390,000	Organon & Co 3.00%, 06/02/2028, 3 mo. EURIBOR + 3.000%	459,861
$ 1,220,000	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	1,216,194
		11,355,072

83

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.4%(5) - (continued)
	Pipelines - 0.4%
$ 1,589,306	Cheniere Corpus Christi Holdings LLC 1.84%, 06/30/2024, 3 mo. USD LIBOR + 1.750%	$ 1,585,332
	Real Estate - 0.5%
EUR 1,865,000	Foncia Management 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	2,190,453
	Retail - 8.1%
$ 746,250	84 Lumber Co. 3.75%, 11/13/2026, 1 mo. USD LIBOR + 3.000%	742,287
5,135,163	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	5,032,460
1,765,398	Beacon Roofing Supply, Inc. 2.59%, 05/19/2028, 1 mo. USD LIBOR + 2.500%	1,749,298
1,037,400	Belron Finance U.S. LLC 3.25%, 04/13/2028, 1 mo. USD LIBOR + 2.750%	1,032,213
EUR 750,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	882,463
$ 1,056,699	Coty, Inc. 2.35%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	1,013,680
EUR 889,496	EG Group Ltd. 4.00%, 02/07/2025, 3 mo. EURIBOR + 4.000%	1,037,300
	LBM Acquisition LLC
$ 1,946,752	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(6)	1,921,961
638,333	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(6)(7)	629,288
3,007,846	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	2,977,768
2,010,000	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	2,010,000
4,059,825	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	4,040,784
1,010,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	1,008,990
1,018,735	Rodan & Fields LLC 4.09%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	803,099
2,009,604	Sports Authority, Inc. 0.00%, 11/16/2021, 3 mo. USD LIBOR + 6.000%(6)(8)(9)(10)	2,010
2,045,000	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%	2,029,233
6,834,669	Staples, Inc. 5.18%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	6,621,086
		33,533,920
	Software - 8.0%
	Camelot U.S. Acquisition Co.
2,443,797	3.09%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	2,418,749
731,325	4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	730,872
	DCert Buyer, Inc.
4,062,093	4.09%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	4,053,075
3,450,000	7.09%, 02/16/2029, 1 mo. USD LIBOR + 7.000%	3,475,875
745,000	E2open LLC 3.75%, 02/04/2028, 1 mo. USD LIBOR + 3.250%	742,825
1,665,989	EVO Payments International LLC 3.35%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	1,658,358
	Hyland Software, Inc.
1,816,809	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,816,046
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.4%(5) - (continued)
	Software - 8.0% - (continued)
$ 812,800	7.00%, 07/10/2025, 1 mo. USD LIBOR + 6.250%	$ 816,189
	Polaris Newco LLC
EUR 1,920,000	4.00%, 06/02/2028, 1 mo. EURIBOR + 4.000%	2,273,454
$ 4,855,000	4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	4,848,931
1,985,000	Proofpoint, Inc. 0.00%, 06/09/2028, 1 mo. USD LIBOR + 3.250%(6)	1,964,157
1,480,000	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	1,470,010
1,812,792	SS&C Technologies, Inc. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,783,751
	Ultimate Software Group, Inc.
1,005,287	3.84%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	1,004,221
105,000	7.50%, 05/03/2027, 1 mo. USD LIBOR + 6.750%	106,531
2,064,825	WEX, Inc. 2.34%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	2,040,439
1,777,348	Zelis Healthcare Corp. 3.60%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	1,766,684
		32,970,167
	Telecommunications - 4.6%
2,514,112	CenturyLink, Inc. 2.34%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	2,471,548
5,715,000	DirecTV Financing, LLC 0.00%, 07/21/2027, 1 mo. USD LIBOR + 5.000%(6)	5,701,455
3,331,650	Frontier Communications Corp. 4.50%, 01/05/2028, 1 mo. USD LIBOR + 3.750%	3,325,420
	Numericable Group S.A.
826,493	2.88%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	804,450
EUR 2,274,361	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	2,651,016
$ 2,100,000	Telenet Financing USD LLC 2.09%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	2,060,331
EUR 1,715,000	Virgin Media Ireland Ltd. 0.00%, 06/17/2029, 1 mo. USD LIBOR + 1.000%(6)	2,020,075
		19,034,295
	Transportation - 0.7%
$ 3,062,325	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	3,044,625
	Total Senior Floating Rate Interests (cost $366,482,984)	$ 364,171,968
COMMON STOCKS - 0.4%
	Energy - 0.2%
190,736	Ascent Resources - Marcellus LLC Class A*(9)(10)	$ 128,747
13,823	Foresight Energy LLC*	124,405
13,865	Texgen Power LLC*(9)(10)	526,870
		780,022
	Insurance - 0.2%
34,814	AFG Holdings, Inc.	765,908

84

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.4% - (continued)
	Materials - 0.0%
3,079	UTEX Industries, Inc.		$ 126,239
	Total Common Stocks (cost $2,451,021)		$ 1,672,169
EXCHANGE-TRADED FUNDS - 2.9%
	Other Investment Pools & Funds - 2.9%
290,400	Invesco Senior Loan ETF		$ 6,397,512
124,600	SPDR Blackstone		5,709,172
			12,106,684
	Total Exchange-Traded Funds (cost $12,229,460)		$ 12,106,684
WARRANTS - 0.0%
	Energy - 0.0%
94,294	Ascent Resources - Marcellus LLC Expires 3/30/2023*(9)(10)		$ 2,886
600	Sable Permian Resources LLC Expires 10/24/09*(9)(10)		—
			2,886
	Materials - 0.0%
1,875	UTEX Industries, Inc. Expires 12/03/2025(9)(10)		13,556
	Total Warrants (cost $19,724)		$ 16,442
	Total Long-Term Investments (Cost $409,721,557)		$ 406,659,131
SHORT-TERM INVESTMENTS - 5.9%
	Other Investment Pools & Funds - 5.9%
24,190,531	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(11)		24,190,531
	Total Short-Term Investments (cost $24,190,531)		$ 24,190,531
	Total Investments (cost $433,912,088)	104.6%	$ 430,849,662
	Other Assets and Liabilities	(4.6)%	(19,071,947)
	Total Net Assets	100.0%	$ 411,777,715
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $22,833,415, representing 5.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $4,068,747, representing 1.0% of net assets.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(7)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2021, the aggregate value of the unfunded commitment was $1,436,330, which rounds to 0.3% of total net assets.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $674,069, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment valued using significant unobservable inputs.
(11)	Current yield as of period end.

85

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2021
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	1,650,000	1.00%	12/20/21	At Maturity	$ —	$ —	$ (7,585)	$ (7,585)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	1,920,000	1.00%	12/20/21	At Maturity	—	—	(8,827)	(8,827)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	4,290,000	1.00%	12/20/21	At Maturity	—	—	(19,721)	(19,721)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	8,315,000	1.00%	03/20/22	At Maturity	—	—	(35,011)	(35,011)
Total OTC total return swap contracts							$ —	$ —	$ (71,144)	$ (71,144)

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
1,251,000	EUR	1,478,702	USD	CBK	08/31/2021	$ 6,184
631,000	EUR	742,987	USD	WEST	08/31/2021	5,984
58,304,661	USD	49,396,510	EUR	BNP	08/31/2021	(326,994)
2,079,861	USD	1,509,000	GBP	MSC	08/31/2021	(17,801)
Total foreign currency contracts						$ (332,627)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 28,691,868	$ —	$ 28,691,868	$ —
Senior Floating Rate Interests	364,171,968	—	364,169,958	2,010
Common Stocks
Energy	780,022	124,405	—	655,617
Insurance	765,908	765,908	—	—
Materials	126,239	126,239	—	—
Exchange-Traded Funds	12,106,684	12,106,684	—	—
Warrants	16,442	—	—	16,442
Short-Term Investments	24,190,531	24,190,531	—	—
Foreign Currency Contracts(2)	12,168	—	12,168	—
Total	$ 430,861,830	$ 37,313,767	$ 392,873,994	$ 674,069
Liabilities
Foreign Currency Contracts(2)	$ (344,795)	$ —	$ (344,795)	$ —
Swaps - Total Return(2)	(71,144)	—	(71,144)	—
Total	$ (415,939)	$ —	$ (415,939)	$ —

(1)	For the period ended July 31, 2021, investments valued at $109,670 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2021 is not presented.
86

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 58.4%
2,603,925	Hartford Core Equity Fund, Class F	$ 123,660,397
1,525,275	Hartford Multifactor US Equity ETF	62,511,260
3,153,549	Hartford Small Cap Value Fund, Class F	42,289,099
3,317,438	The Hartford Equity Income Fund, Class F	76,035,681
551,530	The Hartford Growth Opportunities Fund, Class F	36,836,698
1,199,482	The Hartford Small Company Fund, Class F	38,995,147
	Total Domestic Equity Funds (cost $269,805,080)	$ 380,328,282
	International/Global Equity Funds - 26.1%
1,958,588	Hartford Multifactor Developed Markets (ex-US) ETF	60,892,501
589,623	Hartford Schroders Emerging Markets Equity Fund, Class F	12,110,855
2,096,965	Hartford Schroders International Multi-Cap Value Fund, Class F	21,766,500
1,285,082	The Hartford International Growth Fund, Class F	25,110,494
2,437,958	The Hartford International Opportunities Fund, Class F	50,148,803
	Total International/Global Equity Funds (cost $148,023,912)	$ 170,029,153
	Taxable Fixed Income Funds - 15.3%
911,258	Hartford Core Bond ETF	37,839,350
289,354	Hartford Short Duration ETF	11,877,982
928,226	The Hartford Inflation Plus Fund, Class F	11,045,882
1,345,077	The Hartford Strategic Income Fund, Class F	12,522,667
2,493,384	The Hartford World Bond Fund, Class F	26,629,342
	Total Taxable Fixed Income Funds (cost $98,279,943)	$ 99,915,223
	Total Affiliated Investment Companies (cost $516,108,935)	$ 650,272,658
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,304,499	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		1,304,499
	Total Short-Term Investments (cost $1,304,499)		$ 1,304,499
	Total Investments (cost $517,413,434)	100.0%	$ 651,577,157
	Other Assets and Liabilities	(0.0)%	(288,536)
	Total Net Assets	100.0%	$ 651,288,621
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 650,272,658	$ 650,272,658	$ —	$ —
Short-Term Investments	1,304,499	1,304,499	—	—
Total	$ 651,577,157	$ 651,577,157	$ —	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
87

Hartford Global Impact Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6%
	Australia - 0.9%
49,125	SEEK Ltd.	$ 1,062,669
	Bangladesh - 0.8%
226,114	GrameenPhone Ltd.	1,011,261
	Brazil - 3.0%
420,000	Hapvida Participacoes e Investimentos S.A.(1)	1,147,525
28,895	StoneCo Ltd. Class A*	1,700,182
167,600	YDUQS Participacoes S.A.	909,399
		3,757,106
	Canada - 1.4%
45,198	Brookfield Renewable Partners L.P.	1,779,517
	China - 1.6%
50,700	Hangzhou Tigermed Consulting Co., Ltd. Class H(1)	984,617
36,691	Niu Technologies ADR*	939,290
		1,923,907
	Denmark - 0.7%
24,109	Vestas Wind Systems A/S	889,008
	France - 3.8%
30,405	Nexity S.A.	1,531,626
18,805	Schneider Electric SE	3,149,618
		4,681,244
	Germany - 0.8%
15,347	Vonovia SE	1,021,787
	India - 0.7%
48,256	Shriram Transport Finance Co., Ltd.	905,018
	Indonesia - 1.2%
5,717,800	Bank Rakyat Indonesia Persero Tbk PT	1,466,880
	Ireland - 2.3%
13,854	Trane Technologies plc	2,820,813
	Israel - 1.4%
12,555	CyberArk Software Ltd.*	1,783,187
	Japan - 2.3%
12,200	Eisai Co., Ltd.	1,003,484
61,448	Katitas Co., Ltd.	1,832,756
		2,836,240
	Kenya - 1.1%
3,434,900	Safaricom plc	1,328,323
	Netherlands - 6.3%
14,329	Koninklijke DSM N.V.	2,888,459
48,474	Koninklijke Philips N.V.	2,235,109
48,097	Signify N.V.(1)	2,694,333
		7,817,901
	Puerto Rico - 1.0%
17,394	Popular, Inc.	1,265,587
	South Africa - 2.6%
1,657,631	Old Mutual Ltd.	1,461,759
195,610	Vodacom Group Ltd.	1,744,185
		3,205,944
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	South Korea - 1.4%
2,666	Samsung SDI Co., Ltd.	$ 1,721,006
	Spain - 1.6%
13,212	Acciona S.A.	2,025,574
	Sweden - 0.7%
8,387	MIPS AB	885,674
	Switzerland - 1.6%
24,415	Landis+Gyr Group AG	1,932,394
	Taiwan - 2.4%
186,000	Chroma ATE, Inc.	1,310,246
52,891	MediaTek, Inc.	1,729,422
		3,039,668
	United Kingdom - 4.5%
21,570	Genus plc	1,652,812
56,397	Hikma Pharmaceuticals plc	2,073,799
69,242	Nomad Foods Ltd.*	1,808,601
		5,535,212
	United States - 51.5%
10,076	Advanced Drainage Systems, Inc.	1,230,179
22,423	Agilent Technologies, Inc.	3,435,876
38,687	agilon health, Inc.*	1,423,295
12,495	Alexandria Real Estate Equities, Inc. REIT	2,515,743
6,459	Amedisys, Inc.*	1,683,345
26,223	Ball Corp.	2,120,916
29,840	Baxter International, Inc.	2,308,124
17,147	Boston Properties, Inc. REIT	2,012,715
60,276	Boston Scientific Corp.*	2,748,586
77,393	Covanta Holding Corp.	1,555,599
11,496	Danaher Corp.	3,419,945
300	Duolingo, Inc.*	42,075
11,099	Etsy, Inc.*	2,036,777
64,661	Evoqua Water Technologies Corp.*	2,134,460
14,656	First Solar, Inc.*	1,261,002
22,482	Globe Life, Inc.	2,093,299
23,986	GoDaddy, Inc. Class A*	2,011,226
2,942	Illumina, Inc.*	1,458,497
4,451	Insulet Corp.*	1,244,900
21,218	Itron, Inc.*	2,092,519
103,553	Laureate Education, Inc. Class A*	1,533,620
43,030	Mimecast Ltd.*	2,390,316
19,325	National Vision Holdings, Inc.*	1,043,164
39,620	OneMain Holdings, Inc.	2,416,820
67,662	PGT Innovations, Inc.*	1,527,808
26,131	PowerSchool Holdings, Inc.*	482,117
17,572	Rapid7, Inc.*	1,998,815
6,921	Square, Inc. Class A*	1,711,286
14,106	Sun Communities, Inc. REIT	2,766,328
14,013	Tetra Tech, Inc.	1,871,016
20,330	Upwork, Inc.*	1,052,891
12,495	Watts Water Technologies, Inc. Class A	1,883,746

88

Hartford Global Impact Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.6% - (continued)
	United States - 51.5% - (continued)
28,741	Westinghouse Air Brake Technologies Corp.		$ 2,439,249
16,158	Xylem, Inc.		2,033,484
			63,979,738
	Total Common Stocks (cost $86,270,333)		$ 118,675,658
SHORT-TERM INVESTMENTS - 3.4%
	Repurchase Agreements - 3.4%
4,251,936	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $4,251,943; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $4,337,067		$ 4,251,936
	Total Short-Term Investments (cost $4,251,936)		$ 4,251,936
	Total Investments (cost $90,522,269)	99.0%	$ 122,927,594
	Other Assets and Liabilities	1.0%	1,285,962
	Total Net Assets	100.0%	$ 124,213,556
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $4,826,475, representing 3.9% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,062,669	$ —	$ 1,062,669	$ —
Bangladesh	1,011,261	1,011,261	—	—
Brazil	3,757,106	3,757,106	—	—
Canada	1,779,517	1,779,517	—	—
China	1,923,907	939,290	984,617	—
Denmark	889,008	—	889,008	—
France	4,681,244	—	4,681,244	—
Germany	1,021,787	—	1,021,787	—
India	905,018	—	905,018	—
Indonesia	1,466,880	—	1,466,880	—
Ireland	2,820,813	2,820,813	—	—
Israel	1,783,187	1,783,187	—	—
Japan	2,836,240	—	2,836,240	—
Kenya	1,328,323	—	1,328,323	—
Netherlands	7,817,901	—	7,817,901	—
Puerto Rico	1,265,587	1,265,587	—	—
South Africa	3,205,944	3,205,944	—	—
South Korea	1,721,006	—	1,721,006	—
Spain	2,025,574	—	2,025,574	—
Sweden	885,674	—	885,674	—
Switzerland	1,932,394	—	1,932,394	—
Taiwan	3,039,668	—	3,039,668	—
United Kingdom	5,535,212	1,808,601	3,726,611	—
United States	63,979,738	63,979,738	—	—
Short-Term Investments	4,251,936	—	4,251,936	—
Total	$ 122,927,594	$ 82,351,044	$ 40,576,550	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
89

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 27.8%
	U.S. Treasury Securities - 27.8%
	U.S. Treasury Bonds - 5.3%
$ 1,888,075	0.13%, 01/15/2030(1)	$ 2,130,502
314,734	1.75%, 01/15/2028(1)	388,574
779,667	2.00%, 01/15/2026(1)	928,748
973,726	2.38%, 01/15/2025(1)	1,138,917
266,904	2.38%, 01/15/2027(1)	332,728
358,746	3.63%, 04/15/2028(1)	493,513
		5,412,982
	U.S. Treasury Notes - 22.5%
2,611,718	0.13%, 01/15/2023(1)(2)	2,728,531
2,674,859	0.13%, 07/15/2024(1)	2,894,960
1,139,595	0.13%, 07/15/2026(1)	1,268,898
1,188,910	0.13%, 01/15/2031(1)	1,343,004
636,300	0.25%, 01/15/2025(1)	694,362
1,010,032	0.25%, 07/15/2029(1)	1,154,225
1,675,346	0.38%, 07/15/2023(1)	1,784,800
1,861,161	0.38%, 07/15/2025(1)	2,065,404
1,409,356	0.38%, 01/15/2027(1)	1,590,828
946,160	0.38%, 07/15/2027(1)	1,078,352
561,893	0.50%, 01/15/2028(1)	644,838
1,904,155	0.63%, 01/15/2024(1)	2,058,384
911,764	0.63%, 01/15/2026(1)	1,026,530
605,971	0.75%, 07/15/2028(1)	712,347
1,675,262	0.88%, 01/15/2029(1)(2)	1,988,763
		23,034,226
	Total U.S. Government Securities (cost $26,581,508)	$ 28,447,208
COMMON STOCKS - 52.5%
	Automobiles & Components - 0.2%
142	Aptiv plc*	$ 23,693
3,954	Ford Motor Co.*	55,158
4,320	NOK Corp.	57,143
51	Volkswagen AG	12,422
		148,416
	Banks - 1.2%
5,521	ABN Amro Bank N.V.*(3)	64,356
25,988	AIB Group plc*	63,828
14,905	Bank of Ireland Group plc*	79,074
19,672	BPER Banca	38,351
31,430	CaixaBank S.A.	93,344
2,321	KB Financial Group, Inc.	103,089
18,946	Mitsubishi UFJ Financial Group, Inc.	100,086
21,497	Resona Holdings, Inc.	80,714
2,596	Shinhan Financial Group Co., Ltd.	87,987
109	Signature Bank	24,740
685	Silvergate Capital Corp.*	70,418
2,854	Societe Generale S.A.	83,581
12,090	Standard Chartered plc	72,477
2,667	Sumitomo Mitsui Financial Group, Inc.	89,902
2,346	Sumitomo Mitsui Trust Holdings, Inc.	77,010
41,463	Unicaja Banco S.A.(3)	38,126
7,833	UniCredit S.p.A.	93,693
		1,260,776
	Capital Goods - 2.3%
693	ABB Ltd.	25,335
124	Acuity Brands, Inc.	21,747
464	AECOM*	29,214
5,006	Builders FirstSource, Inc.*	222,767
4,479	Chiyoda Corp.*	15,966
2,858	Cie de Saint-Gobain	204,285
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.5% - (continued)
	Capital Goods - 2.3% - (continued)
100	Daikin Industries Ltd.	$ 20,883
117	Deere & Co.	42,306
161	Eaton Corp. plc	25,446
3,909	Fluor Corp.*	65,124
1,495	Fortune Brands Home & Security, Inc.	145,718
2,646	Fugro N.V.*	25,013
441	Helios Technologies, Inc.	35,655
394	Hitachi Ltd.	22,663
109	Hubbell, Inc.	21,850
943	Ingersoll Rand, Inc.*	46,085
7,658	JELD-WEN Holding, Inc.*	202,784
7,148	JGC Holdings Corp.	64,351
315	Johnson Controls International plc	22,497
981	Kennametal, Inc.	35,561
1,121	Middleby Corp.*	214,660
6,504	PGT Innovations, Inc.*	146,860
285	Siemens AG	44,470
1,078	Spirit AeroSystems Holdings, Inc.	46,580
629	Vestas Wind Systems A/S	23,194
4,903	Vinci S.A.	519,102
809	Westinghouse Air Brake Technologies Corp.	68,660
224	Xylem, Inc.	28,190
		2,386,966
	Commercial & Professional Services - 0.6%
1,961	Adecco Group AG	117,437
2,588	Clean Harbors, Inc.*	245,860
28,460	Hays plc*	58,548
6,578	Pagegroup plc*	56,232
283	Verisk Analytics, Inc.	53,753
304	Waste Management, Inc.	45,071
		576,901
	Consumer Durables & Apparel - 1.1%
774	Cavco Industries, Inc.*	181,890
1,876	Century Communities, Inc.	130,288
1,267	D.R. Horton, Inc.	120,910
1,600	Kaufman & Broad S.A.	70,994
1,772	Lennar Corp. Class A	186,326
1,620	Open House Co., Ltd.	81,907
1,060	Persimmon plc	42,758
4,076	Skyline Champion Corp.*	229,886
29,181	Taylor Wimpey plc	66,715
207	Toll Brothers, Inc.	12,269
		1,123,943
	Consumer Services - 0.2%
632	Caesars Entertainment, Inc.*	55,212
5,868	Melia Hotels International S.A.*	40,488
12,607	Playa Hotels & Resorts N.V.*	84,341
		180,041
	Diversified Financials - 1.4%
94	ASX Ltd.	5,325
1,625	Berkshire Hathaway, Inc. Class B*	452,221
2,396	Brookfield Asset Management, Inc. Class A	129,360
161	CME Group, Inc.	34,153
1,913	Coinbase Global, Inc. Class A*	452,578
4,341	Galaxy Digital Holdings Ltd.*	72,408
510	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	28,968
333	Julius Baer Group Ltd.	21,979
91	Moody's Corp.	34,216
100	S&P Global, Inc.	42,872

90

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.5% - (continued)
	Diversified Financials - 1.4% - (continued)
8,796	UBS Group AG	$ 144,921
366	VPC Impact Acquisition Holdings*	3,601
		1,422,602
	Energy - 12.8%
6,148	Ampol Ltd.	127,990
12,117	APA Corp.	227,194
14,359	ARC Resources Ltd.	108,648
375	Bharat Petroleum Corp. Ltd.	2,250
181,515	BP plc	728,606
4,684	BP plc ADR	113,259
1,344	Brigham Minerals, Inc. Class A	26,396
6,773	Cameco Corp.	120,466
107	Cheniere Energy, Inc.*	9,087
1,173	Chesapeake Energy Corp.	63,401
94,722	China Oilfield Services Ltd. Class H	68,853
262,000	China Petroleum & Chemical Corp. Class H	119,805
2,348	Cimarex Energy Co.	153,090
7,010	ConocoPhillips	392,981
1,205	Diamondback Energy, Inc.	92,942
150	Drilling Co.*	5,786
24,521	Enbridge, Inc.	966,594
30,151	Eni S.p.A.	356,554
4,910	EOG Resources, Inc.	357,743
2,093	EQT Corp.*	38,490
4,784	Equinor ASA	93,188
6,730	Equinor ASA ADR	131,639
3,734	Exxon Mobil Corp.	214,966
71,423	Gazprom PJSC ADR	555,849
6,169	Headwater Exploration, Inc.*	19,482
28,508	Inpex Corp.	202,195
1,034	Japan Petroleum Exploration Co., Ltd.	17,182
41,680	JXTG Holdings, Inc.	175,081
9,100	Kinder Morgan, Inc.	158,158
4,877	LUKOIL PJSC ADR	417,889
4,811	Lundin Energy AB	149,980
2,887	Marathon Petroleum Corp.	159,420
1,595	Neste Oyj	98,046
39,857	Oil & Natural Gas Corp. Ltd.	61,738
5,310	OMV AG	286,707
2,168	Ovintiv, Inc.	55,729
13,423	Parex Resources, Inc.*	220,561
3,420	Parkland Corp.	108,856
702	PDC Energy, Inc.	27,764
4,000	Pembina Pipeline Corp.	132,222
280,000	PetroChina Co., Ltd. Class H	116,968
38,894	Petroleo Brasileiro S.A.	205,364
999	Phillips 66	73,357
965	Pioneer Natural Resources Co.	140,282
5,834	Polski Koncern Naftowy ORLEN S.A.	110,522
33,200	PTT Exploration & Production PCL	104,042
112,000	PTT PCL	118,415
5,458	Reliance Industries Ltd.	149,615
11,694	Repsol S.A.	128,083
19,213	Royal Dutch Shell plc ADR	759,874
16,325	Royal Dutch Shell plc Class A	328,148
3,181	Royal Dutch Shell plc Class A ADR	129,212
41,191	Royal Dutch Shell plc Class B	813,900
12,584	Saipem S.p.A.*(4)	28,871
6,112	Schlumberger Ltd.	176,209
8,584	Southwestern Energy Co.*	40,431
13,488	Surgutneftegas PJSC ADR	59,144
3,400	Targa Resources Corp.	143,174
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.5% - (continued)
	Energy - 12.8% - (continued)
14,206	TC Energy Corp.	$ 692,482
10,408	Tenaris S.A.	106,046
1	Thungela Resources Ltd.*	3
23,170	Total SE(4)	1,010,367
3,277	TotalEnergies SE ADR	142,975
3,690	Tourmaline Oil Corp.	100,739
11,387	Trican Well Service Ltd.*(4)	23,913
1,894	Viper Energy Partners L.P.	34,111
991	Whiting Petroleum Corp.*	46,478
3,782	YPF S.A. ADR*	16,489
		13,166,001
	Food & Staples Retailing - 0.1%
24,610	J Sainsbury plc	96,910
	Food, Beverage & Tobacco - 0.0%
408	Darling Ingredients, Inc.*	28,181
154,708	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,034
		40,215
	Health Care Equipment & Services - 0.0%
5,771	Brookdale Senior Living, Inc.*	43,398
	Insurance - 0.4%
3,976	Assicurazioni Generali S.p.A.	79,274
3,521	Dai-ichi Life Holdings, Inc.	64,804
124	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,458
61,224	Old Mutual Ltd.	53,989
83,145	Shin Kong Financial Holding Co., Ltd.	27,298
8,147	T&D Holdings, Inc.	104,239
4,908	Tongyang Life Insurance Co., Ltd.	22,888
		385,950
	Materials - 10.7%
30,117	Alrosa PJSC	53,360
52,627	Alumina Ltd.	64,538
23,207	Anglo American plc	1,029,118
8,923	ArcelorMittal S.A.	311,640
25,970	B2Gold Corp.	108,867
23,650	Barrick Gold Corp.	514,856
40,929	BHP Group plc	1,325,131
7,012	BlueScope Steel Ltd.	124,346
5,836	Boliden AB	227,440
72,905	Centamin plc	108,511
16,645	Centerra Gold, Inc.	133,816
112,226	China BlueChemical Ltd. Class H	35,430
141,000	China Hongqiao Group Ltd.	186,944
21,100	Cia Siderurgica Nacional S.A.	189,397
11,820	Dundee Precious Metals, Inc.	71,530
10,080	Eldorado Gold Corp.*	94,163
13,472	Endeavour Mining plc.	320,818
76,022	Eregli Demir ve Celik Fabrikalari T.A.S.	180,597
21,516	Evraz plc	183,830
307	FMC Corp.	32,834
18,926	Fortescue Metals Group Ltd.	345,827
680	Franco-Nevada Corp.	108,764
33,400	Gerdau S.A.	197,517
6,503	Gold Fields Ltd.	64,222
54,300	Grupo Mexico S.A.B. de C.V. Series B	248,720
33,827	Harmony Gold Mining Co., Ltd.	138,697
32,266	Hochschild Mining plc	69,127
23,272	IAMGOLD Corp.*	63,637
944	Imerys S.A.	43,726

91

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.5% - (continued)
	Materials - 10.7% - (continued)
2,490	Impala Platinum Holdings Ltd.	$ 44,886
831	Johnson Matthey plc	34,349
26,711	Kinross Gold Corp.	175,031
3,010	Kirkland Lake Gold Ltd.	128,714
5,047	Koza Altin Isletmeleri A.S.*	62,467
3,355	Kumba Iron Ore Ltd.	177,997
2,733	Kyoei Steel Ltd.	35,415
2,024	LafargeHolcim Ltd.	118,649
22,300	Lundin Mining Corp.	203,231
1,830	Maruichi Steel Tube Ltd.	44,147
2,359	Newmont Corp.	148,192
20,442	Norsk Hydro ASA	136,000
5,463	Novolipetsk Steel PJSC GDR	191,662
3,500	Nucor Corp.	364,070
15,827	OceanaGold Corp.*	30,827
1,128	Pacific Metals Co., Ltd.	17,512
1,023	POSCO	325,372
9,120	Pretium Resources, Inc.*	85,016
65,921	Ramelius Resources Ltd.	81,716
75,316	Regis Resources Ltd.	141,959
27,138	Resolute Mining Ltd.*	10,697
12,056	Rio Tinto plc	1,024,041
6,623	Severstal PAO GDR	162,993
55,282	Silver Lake Resources Ltd.*	61,786
2,300	Taiheiyo Cement Corp.	53,587
7,188	Torex Gold Resources, Inc.*	80,833
48,193	Vedanta Ltd.	196,071
789	Vicat S.A.	39,774
2,653	Warrior Met Coal, Inc.	49,531
608	West Fraser Timber Co., Ltd.	43,612
18,771	Western Areas Ltd.	36,074
11,880	Yamana Gold, Inc.	53,230
1,854	Yamato Kogyo Co., Ltd.	63,045
		10,999,889
	Media & Entertainment - 1.2%
787	Charter Communications, Inc. Class A*	585,568
10,181	Comcast Corp. Class A	598,948
		1,184,516
	Real Estate - 7.9%
2,160	American Tower Corp. REIT	610,848
55,200	Ayala Land, Inc.	36,112
4,873	British Land Co. plc REIT	34,500
9,932	Brixmor Property Group, Inc. REIT	228,635
1,065	Camden Property Trust REIT	159,100
17,600	CapitaLand Ltd.	52,289
31,190	CapitaLand Mall Trust	49,423
1,731	Catena AB	103,960
1,845	CBRE Group, Inc. Class A*	177,969
39,141	CK Asset Holdings Ltd.	266,303
29	Comforia Residential REIT, Inc. REIT	92,670
20,800	Corp. Inmobiliaria Vesta S.A.B. de C.V.	40,845
662	Crown Castle International Corp. REIT	127,826
2,649	Douglas Emmett, Inc. REIT	88,477
175	Equinix, Inc. REIT	143,572
1,163	Extra Space Storage, Inc. REIT	202,525
1,408	Fastighets AB Balder Class B*	97,164
2,486	Five Point Holdings LLC Class A*	20,808
17	Frontier Real Estate Investment Corp.	78,835
9,172	Goodman Group REIT	152,550
3,949	Healthpeak Properties, Inc. REIT	145,994
1,764	Heiwa Real Estate Co., Ltd.	63,659
47	Heiwa Real Estate REIT, Inc. REIT	74,874
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.5% - (continued)
	Real Estate - 7.9% - (continued)
13	Hoshino Resorts REIT, Inc.	$ 82,689
429	Howard Hughes Corp.*	39,773
7,828	Independence Realty Trust, Inc. REIT	150,924
5,153	Invitation Homes, Inc. REIT	209,624
857	Kilroy Realty Corp. REIT	59,364
3,590	Kojamo Oyj	88,514
3,207	Land Securities Group plc REIT	31,564
1,197	Life Storage, Inc. REIT	140,480
13,952	Link REIT	133,330
12,354	Longfor Properties Co., Ltd.(3)	57,424
21,684	Medical Properties Trust, Inc. REIT	456,014
5,819	Mercialys S.A.	70,488
48,763	Mirvac Group REIT	102,349
4,412	Mitsubishi Estate Co., Ltd.	69,211
9,791	Mitsui Fudosan Co., Ltd. REIT	228,985
1,563	Nexity S.A.	78,735
1,904	Pebblebrook Hotel Trust REIT	42,821
462	Phillips Edison & Co., Inc. REIT*	12,936
783	PotlatchDeltic Corp. REIT	40,669
3,223	Prologis, Inc. REIT	412,673
7,025	Retail Opportunity Investments Corp. REIT	124,132
2,383	Rexford Industrial Realty, Inc. REIT	146,602
995	Ryman Hospitality Properties, Inc. REIT*	76,316
5,778	Safestore Holdings plc REIT	84,812
2,581	Sagax AB	90,566
7,233	Savills plc	115,520
924	Simon Property Group, Inc. REIT	116,904
47,753	Sino Land Co., Ltd.	73,175
2,101	SL Green Realty Corp.	156,440
19,306	StorageVault Canada, Inc.	75,051
924	Sun Communities, Inc. REIT	181,206
4,107	TAG Immobilien AG	136,206
9,500	Tokyo Tatemono Co., Ltd.	142,926
4,228	UDR, Inc. REIT	232,498
9,814	UNITE Group plc REIT	157,900
6,050	VICI Properties, Inc. REIT	188,699
14,800	Vinhomes JSC*(3)	69,863
2,813	Welltower, Inc. REIT	244,337
793	Weyerhaeuser Co., REIT	26,748
9,451	Workspace Group plc REIT	113,437
		8,110,843
	Retailing - 0.1%
9,749	Petrobras Distribuidora S.A.	53,029
2,000	Rakuten Group, Inc.	22,008
3,286	Xebio Holdings Co., Ltd.	30,129
		105,166
	Semiconductors & Semiconductor Equipment - 0.1%
188	Advanced Micro Devices, Inc.*	19,964
411	First Solar, Inc.*	35,362
24	NVIDIA Corp.	4,680
24	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,799
		62,805
	Software & Services - 0.8%
19,972	Argo Blockchain plc*	37,198
337	Aspen Technology, Inc.*	49,290
14,755	Bitfarms Ltd.*	60,908
30,155	Hive Blockchain Technologies Ltd.*	78,554
24,778	Hut Mining Corp.*(4)	119,560
1,900	Marathon Digital Holdings, Inc.*(4)	52,497
9	Microsoft Corp.	2,564
346	MicroStrategy, Inc. Class A*(4)	216,599

92

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.5% - (continued)
	Software & Services - 0.8% - (continued)
73	Oracle Corp.	$ 6,361
99	PayPal Holdings, Inc.*	27,278
1,345	Riot Blockchain, Inc.*(4)	44,318
171	Square, Inc. Class A*	42,281
4,712	Voyager Digital Ltd.*	66,095
		803,503
	Technology Hardware & Equipment - 0.1%
2,988	Hexagon AB Class B	49,462
364	Trimble, Inc.*	31,122
		80,584
	Telecommunication Services - 2.2%
4,905	America Movil S.A.B. de C.V. Class L, ADR	81,668
26,956	BT Group plc*	64,930
15,008	Cellnex Telecom S.A.(3)	978,771
14,600	KDDI Corp.	446,521
1,990	KT Corp.	58,459
3,035	KT Corp. ADR	43,674
5,342	MTN Group Ltd.*	38,370
5,428	Orange S.A.	60,409
1,745	SK Telecom Co., Ltd.	457,075
39,680	Turk Telekomunikasyon AS	30,704
19,495	Turkcell Iletisim Hizmetleri AS	35,660
		2,296,241
	Transportation - 1.1%
4	AP Moller - Maersk A/S Class B	11,101
4,102	Canadian National Railway Co.	445,709
1,685	D/S Norden A/S	48,124
481	East Japan Railway Co.	32,045
162,959	Pacific Basin Shipping Ltd.*	72,635
8,449	PostNL N.V.	45,723
567	Ryanair Holdings plc ADR*	61,826
60,599	Shanghai International Airport Co., Ltd. Class A	362,530
		1,079,693
	Utilities - 8.0%
182	Acciona S.A.	27,903
5,454	American Electric Power Co., Inc.	480,606
798	Atlantica Sustainable Infrastructure plc	31,728
7,832	Avangrid, Inc.	408,360
60,277	Beijing Enterprises Holdings Ltd.	187,493
39,496	Centrica plc*	24,923
11,400	China Gas Holdings Ltd.	35,098
517,633	China Longyuan Power Group Corp. Ltd. Class H	969,354
35,023	Cia de Saneamento Basico do Estado de Sao Paulo	238,452
450	Consolidated Edison, Inc.	33,197
4,401	Duke Energy Corp.	462,589
37,489	E.ON SE	460,871
7,139	Edison International	389,076
45,077	Enel S.p.A.	415,408
44,127	Engie S.A.	588,447
22,999	ENN Energy Holdings Ltd.	479,950
523	Eversource Energy	45,119
10,763	Exelon Corp.	503,708
10,775	FirstEnergy Corp.	412,898
36,986	Iberdrola S.A.	445,130
39,995	National Grid plc	511,381
3,814	Pinnacle West Capital Corp.	318,660
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.5% - (continued)
	Utilities - 8.0% - (continued)
2,827	Sempra Energy	$ 369,348
399	Sunnova Energy International, Inc.*	15,202
6,999	UGI Corp.	321,884
1,453	Veolia Environnement S.A.	47,655
		8,224,440
	Total Common Stocks (cost $39,813,427)	$ 53,779,799
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
5,290	VanEck Vectors Agribusiness ETF	$ 485,410
10,825	VanEck Vectors Gold Miners ETF	378,009
		863,419
	Total Exchange-Traded Funds (cost $693,573)	$ 863,419
CLOSED END FUNDS - 0.0%
	Investment Company Securities - 0.0%
3,180	Sprott Physical Uranium Trust *	$ 29,435
	Total Investment Company Securities (cost $20,601)	$ 29,435
	Total Closed Funds (cost $20,601)	$ 29,435
	Total Long-Term Investments (Cost $67,109,109)	$ 83,119,861
SHORT-TERM INVESTMENTS - 15.8%
	Other Investment Pools & Funds - 3.3%
3,383,788	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.03%(5)	3,383,788
	Repurchase Agreements - 12.2%
$ 12,539,186	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $12,539,207; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $12,790,043	$ 12,539,186
	Securities Lending Collateral - 0.3%
71,972	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)	71,972

93

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 15.8% - (continued)
	Securities Lending Collateral - 0.3% - (continued)
200,853	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)		$ 200,853
24,104	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(5)		24,104
			296,929
	Total Short-Term Investments (cost $16,219,903)		$ 16,219,903
	Total Investments (cost $83,329,012)	96.9%	$ 99,339,764
	Other Assets and Liabilities	3.1%	3,178,982
	Total Net Assets	100.0%	$ 102,518,746
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2021, the Fund invested 19.6% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2021, the market value of securities pledged was $1,757,008.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $1,208,540, representing 1.2% of net assets.
(4)	Represents entire or partial securities on loan.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
LME Nickel Future	13	09/13/2021	$ 1,524,978	$ 211,090
LME Zinc Future	10	09/13/2021	758,750	57,469
LME Primary Aluminum Future	4	09/13/2021	259,500	12,676
LME Copper Future	2	09/13/2021	485,888	(18,824)
WTI Crude Future	7	09/21/2021	512,610	54,050
Platinum Future	3	10/27/2021	157,260	(7,507)
LME Nickel Future	8	11/15/2021	938,400	88,447
LME Zinc Future	11	11/15/2021	832,837	8,855
WTI Crude Future	22	11/19/2021	1,574,540	246,046
Ice ECX Emission	6	12/20/2021	379,576	155,845
Copper Future	9	12/29/2021	1,002,487	(22,769)
Gasoline RBOB Future	6	12/31/2021	525,017	21,884
NY Harbor ULSD Future	6	12/31/2021	551,023	21,458
Live Cattle Future	5	12/31/2021	265,300	7,389
Soybean Oil Future	5	01/14/2022	186,900	11,048
Soybean Meal Future	9	01/14/2022	319,590	(9,198)
LME Nickel Future	7	01/17/2022	821,037	56,014
LME Zinc Future	11	01/17/2022	833,250	26,591
Brent Crude Oil Future	8	08/31/2021	603,280	55,631
Brent Crude Oil Future	15	11/30/2021	1,096,200	57,722
Corn Future	36	09/14/2021	984,600	(122,872)
Corn Future	10	12/14/2021	272,625	15,135
Cotton No. 2 Future	11	12/08/2021	491,645	26,005
94

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Futures Contracts Outstanding at July 31, 2021 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Gold 100oz Future	19	12/29/2021	$ 3,452,680	$ 25,274
Silver Future	3	09/28/2021	383,205	(25,782)
Soybean Future	5	11/12/2021	337,313	4,905
Soybean Future	11	01/14/2022	744,837	15,533
Total				$ 972,115
Short position contracts:
LME Primary Aluminum Future	4	09/13/2021	$ 259,500	$ (7,201)
LME Zinc Future	10	09/13/2021	758,750	(8,781)
LME Copper Future	2	09/13/2021	485,888	(20,003)
LME Nickel Future	13	09/13/2021	1,524,978	(138,101)
LME Zinc Future	11	11/15/2021	832,837	(27,397)
LME Nickel Future	8	11/15/2021	938,400	(65,201)
LME Zinc Future	3	01/17/2022	227,250	(7,182)
LME Nickel Future	2	01/17/2022	234,582	(11,493)
U.S. Treasury 10-Year Note Future	43	09/21/2021	5,781,484	(102,741)
Total				$ (388,100)
Total futures contracts				$ 584,015

Bond Forward Contracts Outstanding at July 31, 2021
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ Depreciation
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028	USD	3,971,160	07/15/2028	$28,432

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
1,320,000	AUD	974,305	USD	BOA	08/31/2021	$ (5,465)
4,500,000	BRL	857,633	USD	DEUT	08/03/2021	6,065
804,000	BRL	157,923	USD	MSC	08/03/2021	(3,609)
565,000	BRL	114,213	USD	JPM	08/03/2021	(5,771)
2,400,000	BRL	463,589	USD	MSC	09/02/2021	(4,837)
4,475,000	CNH	687,909	USD	MSC	08/31/2021	2,619
12,075,000,000	IDR	829,441	USD	MSC	08/31/2021	3,691
49,600,000	JPY	449,634	USD	CBK	08/31/2021	2,591
9,810,000	MXN	488,152	USD	MSC	08/31/2021	2,644
6,100,000	NOK	687,312	USD	BOA	08/31/2021	3,220
345,000	NZD	241,410	USD	MSC	08/31/2021	(1,072)
46,380,000	RUB	622,429	USD	BCLY	08/31/2021	8,379
3,880,000	SEK	448,189	USD	BOA	08/31/2021	2,646
988,940	USD	5,065,000	BRL	MSC	08/03/2021	16,800
162,526	USD	804,000	BRL	JPM	08/03/2021	8,212
616,175	USD	565,000	CHF	BOA	08/31/2021	(8,038)
2,584,944	USD	2,190,000	EUR	BNP	08/31/2021	(14,497)
2,049,538	USD	1,487,000	GBP	MSC	08/31/2021	(17,542)
576,275	USD	8,580,000	ZAR	CBK	08/31/2021	(7,069)
Total foreign currency contracts						$ (11,033)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
95

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Securities	$ 28,447,208	$ —	$ 28,447,208	$ —
Common Stocks
Automobiles & Components	148,416	78,851	69,565	—
Banks	1,260,776	95,158	1,165,618	—
Capital Goods	2,386,966	1,446,717	940,249	—
Commercial & Professional Services	576,901	459,464	117,437	—
Consumer Durables & Apparel	1,123,943	861,569	262,374	—
Consumer Services	180,041	139,553	40,488	—
Diversified Financials	1,422,602	1,250,377	172,225	—
Energy	13,166,001	6,846,638	6,319,363	—
Food & Staples Retailing	96,910	—	96,910	—
Food, Beverage & Tobacco	40,215	28,181	12,034	—
Health Care Equipment & Services	43,398	43,398	—	—
Insurance	385,950	53,989	331,961	—
Materials	10,999,889	3,500,566	7,499,323	—
Media & Entertainment	1,184,516	1,184,516	—	—
Real Estate	8,110,843	5,577,031	2,533,812	—
Retailing	105,166	53,029	52,137	—
Semiconductors & Semiconductor Equipment	62,805	62,805	—	—
Software & Services	803,503	766,305	37,198	—
Technology Hardware & Equipment	80,584	80,584	—	—
Telecommunication Services	2,296,241	156,046	2,140,195	—
Transportation	1,079,693	555,659	524,034	—
Utilities	8,224,440	4,030,827	4,193,613	—
Exchange-Traded Funds	863,419	863,419	—	—
Closed End Funds	29,435	29,435	—	—
Short-Term Investments	16,219,903	3,680,717	12,539,186	—
Bond Forward	28,432	—	28,432	—
Foreign Currency Contracts(2)	56,867	—	56,867	—
Futures Contracts(2)	1,179,067	1,179,067	—	—
Total	$ 100,604,130	$ 33,023,901	$ 67,580,229	$ —
Liabilities
Foreign Currency Contracts(2)	$ (67,900)	$ —	$ (67,900)	$ —
Futures Contracts(2)	(595,052)	(595,052)	—	—
Total	$ (662,952)	$ (595,052)	$ (67,900)	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
96

The Hartford Healthcare Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Biotechnology - 17.6%
212,112	89bio, Inc.*	$ 3,321,674
20,061	Abcam plc*	378,676
109,272	Akero Therapeutics, Inc.*	2,342,792
289,068	Aligos Therapeutics, Inc.*	4,211,721
92,598	Alnylam Pharmaceuticals, Inc.*	16,569,486
21,818	ALX Oncology Holdings, Inc.*	1,277,662
491,200	Amicus Therapeutics, Inc.*	4,563,248
191,172	Apellis Pharmaceuticals, Inc.*	12,233,096
195,711	Arena Pharmaceuticals, Inc.*	12,106,682
17,918	Argenx SE ADR*	5,454,777
72,639	Ascendis Pharma A/S ADR*	8,585,203
178,595	BioAtla, Inc.*	7,320,609
49,500	Blueprint Medicines Corp.*	4,349,565
171,547	Celldex Therapeutics, Inc.*	7,505,181
505,860	Connect Biopharma Holdings Ltd. ADR*	11,133,979
296,407	Dyne Therapeutics, Inc.*	5,356,075
1,094,800	Everest Medicines Ltd.*(1)	8,322,919
67,147	Exact Sciences Corp.*	7,241,133
286,491	Freeline Therapeutics Holdings plc ADR*	1,363,697
23,625	Genmab A/S*	10,678,000
127,112	Genus plc	9,740,022
384,805	Gracell Biotechnologies, Inc. ADR*	4,783,126
1,184,066	ImmunoGen, Inc.*	6,642,610
3,329,000	InnoCare Pharma Ltd.*(1)(2)	10,998,127
789,042	Ironwood Pharmaceuticals, Inc.*	10,470,587
104,443	Kodiak Sciences, Inc.*	8,756,501
135,693	Kymera Therapeutics, Inc.*	8,166,005
87,983	Madrigal Pharmaceuticals, Inc.*	7,682,676
370,707	Merus N.V.*	6,376,160
53,293	Mirati Therapeutics, Inc.*	8,530,078
199,032	Myovant Sciences Ltd.*	4,084,137
314,029	Nurix Therapeutics, Inc.*(2)	9,653,251
146,644	Oyster Point Pharma, Inc.*(2)	2,089,677
1,762,390	PhaseBio Pharmaceuticals, Inc.*(2)	6,185,989
57,251	Point Biopharma Global, Inc.*(2)	469,458
123,176	Radius Health, Inc.*	1,863,653
82,277	Revolution Medicines, Inc.*	2,356,413
89,902	Sage Therapeutics, Inc.*	3,931,414
133,158	Seagen, Inc.*	20,425,106
102,036	Veracyte, Inc.*	4,546,724
150,552	Verve Therapeutics, Inc.*	8,947,305
189,051	Zai Lab Ltd. ADR*	27,292,420
58,556	Zealand Pharma A/S ADR*(2)	1,768,391
		310,076,005
	Consumer Finance - 0.1%
112,470	Orion Acquisition Corp.*	1,141,571
	Health Care Distributors - 0.8%
198,517	AdaptHealth Corp.*	4,444,795
224,363	Owens & Minor, Inc.	10,376,789
		14,821,584
	Health Care Equipment - 22.9%
235,529	Abbott Laboratories	28,494,298
277,368	Baxter International, Inc.	21,454,415
151,218	Becton Dickinson and Co.	38,674,003
1,243,174	Boston Scientific Corp.*	56,688,734
224,973	Danaher Corp.	66,927,218
445,210	Edwards Lifesciences Corp.*	49,983,727
203,463	Hologic, Inc.*	15,267,864
42,844	Inari Medical, Inc.*	3,846,963
45,154	Insulet Corp.*	12,629,122
113,500	Integra LifeSciences Holdings Corp.*	8,216,265
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Health Care Equipment - 22.9% - (continued)
34,106	Intuitive Surgical, Inc.*	$ 33,814,735
132,574	iRhythm Technologies, Inc.*	6,777,183
285,641	Koninklijke Philips N.V.	13,170,745
17,656	Masimo Corp.*	4,809,318
47,530	NuVasive, Inc.*	3,039,543
513,248	Smith & Nephew plc	10,473,738
58,678	Teleflex, Inc.	23,320,398
690,500	Venus MedTech Hangzhou, Inc. Class H*(1)	4,364,300
		401,952,569
	Health Care Facilities - 3.3%
200,922	Encompass Health Corp.	16,726,757
168,586	HCA Healthcare, Inc.	41,843,045
		58,569,802
	Health Care Services - 1.9%
54,310	agilon health, Inc.*(2)	1,998,065
418,441	Aveanna Healthcare Holdings, Inc.*	4,326,680
61,341	Laboratory Corp. of America Holdings*	18,166,137
41,465	LHC Group, Inc.*	8,922,439
		33,413,321
	Health Care Supplies - 2.9%
35,503	Align Technology, Inc.*	24,702,987
2,355,072	ConvaTec Group plc(1)	7,755,045
74,691	Haemonetics Corp.*	4,540,466
59,624	Quidel Corp.*	8,435,007
2,980,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	5,346,774
		50,780,279
	Integrated Telecommunication Services - 0.2%
366,004	MedTech Acquisition Corp.*	3,645,400
	Life & Health Insurance - 0.2%
237,734	Oscar Health, Inc. Class A*(2)	4,024,837
	Life Sciences Tools & Services - 7.4%
159,480	Alpha Teknova, Inc.*	3,543,646
20,238	Bio-Techne Corp.	9,759,573
61,504	Illumina, Inc.*	30,490,608
115,825	NanoString Technologies, Inc.*	7,174,200
171,279	NeoGenomics, Inc.*	7,895,962
150,311	Stevanato Group SPA*(2)	3,034,779
319,622	Syneos Health, Inc.*	28,660,505
15,937	Tecan Group AG	9,190,374
36,613	Thermo Fisher Scientific, Inc.	19,771,386
450,215	WuXi AppTec Co., Ltd. Class H(1)	9,979,145
		129,500,178
	Managed Health Care - 13.0%
327,130	Centene Corp.*	22,444,389
87,344	Humana, Inc.	37,196,316
54,698	Molina Healthcare, Inc.*	14,933,101
464,300	Notre Dame Intermedica Participacoes S.A.	7,131,762
355,776	UnitedHealth Group, Inc.	146,657,983
		228,363,551
	Other Diversified Financial Services - 0.4%
610,459	DA32 Life Science Tech Acquisition Corp. Class A*	6,104,590
	Pharmaceuticals - 26.1%
344,480	Aclaris Therapeutics, Inc.*	5,143,086
854,200	Astellas Pharma, Inc.	13,605,162
770,884	AstraZeneca plc ADR	44,125,400
858,006	Bristol-Myers Squibb Co.	58,232,867

97

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	Pharmaceuticals - 26.1% - (continued)
1,080,000	CSPC Pharmaceutical Group Ltd.		$ 1,457,826
769,025	Daiichi Sankyo Co., Ltd.		15,229,995
202,695	Eisai Co., Ltd.		16,672,225
181,844	Elanco Animal Health, Inc.*		6,631,851
380,847	Eli Lilly & Co.		92,736,244
91,816	Hikma Pharmaceuticals plc		3,376,207
95,154	Hutchison China MediTech Ltd. ADR*		4,001,226
167,777	Hutchmed China Ltd.*		1,524,235
1,411,100	Hypera S.A.		9,658,852
135,900	Kyowa Kirin Co., Ltd.		4,423,699
8,632	Laboratorios Farmaceuticos Rovi S.A.		609,262
59,900	Nippon Shinyaku Co., Ltd.		4,506,364
97,693	Novartis AG		9,034,491
426,045	Ono Pharmaceutical Co., Ltd.		9,725,820
2,197,611	Pfizer, Inc.		94,079,727
246,095	Revance Therapeutics, Inc.*		7,156,443
12,514	Roche Holding AG		4,834,309
169,121	Theravance Biopharma, Inc.*		2,195,191
105,328	UCB S.A.		11,391,990
193,907	Zoetis, Inc.		39,304,949
			459,657,421
	Total Common Stocks (cost $1,190,984,390)		$ 1,702,051,108
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.2%
$ 21,158,732	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $21,158,767; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $21,581,967		$ 21,158,732
	Securities Lending Collateral - 0.6%
2,629,900	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		2,629,900
7,339,268	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		7,339,268
880,767	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		880,767
			10,849,935
	Total Short-Term Investments (cost $32,008,667)		$ 32,008,667
	Total Investments (cost $1,222,993,057)	98.6%	$ 1,734,059,775
	Other Assets and Liabilities	1.4%	24,175,943
	Total Net Assets	100.0%	$ 1,758,235,718
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $41,419,536, representing 2.4% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

98

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 310,076,005	$ 268,792,472	$ 41,283,533	$ —
Consumer Finance	1,141,571	1,141,571	—	—
Health Care Distributors	14,821,584	14,821,584	—	—
Health Care Equipment	401,952,569	373,943,786	28,008,783	—
Health Care Facilities	58,569,802	58,569,802	—	—
Health Care Services	33,413,321	33,413,321	—	—
Health Care Supplies	50,780,279	45,433,505	5,346,774	—
Integrated Telecommunication Services	3,645,400	3,645,400	—	—
Life & Health Insurance	4,024,837	4,024,837	—	—
Life Sciences Tools & Services	129,500,178	110,330,659	19,169,519	—
Managed Health Care	228,363,551	228,363,551	—	—
Other Diversified Financial Services	6,104,590	6,104,590	—	—
Pharmaceuticals	459,657,421	365,399,333	94,258,088	—
Short-Term Investments	32,008,667	10,849,935	21,158,732	—
Total	$ 1,734,059,775	$ 1,524,834,346	$ 209,225,429	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
99

The Hartford High Yield Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.7%
	Airlines - 0.1%
$ 650,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 637,650
	Auto Manufacturers - 0.4%
1,658,000	Ford Motor Co. 0.00%, 03/15/2026(1)(2)	1,774,060
	Commercial Services - 0.3%
EUR 900,000	Nexi S.p.A. 1.75%, 04/24/2027(3)	1,314,231
	Engineering & Construction - 0.3%
600,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(3)	1,336,310
	Entertainment - 0.2%
$ 1,128,000	DraftKings, Inc. 0.00%, 03/15/2028(1)(2)	988,692
	Healthcare - Products - 0.2%
825,000	NuVasive, Inc. 0.38%, 03/15/2025	797,156
	Machinery-Diversified - 0.3%
866,000	Middleby Corp. 1.00%, 09/01/2025(1)	1,350,527
	Oil & Gas - 0.3%
775,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	1,138,475
	REITS - 0.1%
525,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	585,113
	Retail - 0.2%
975,000	Shake Shack, Inc. 0.00%, 03/01/2028(1)(2)	904,312
	Software - 0.3%
1,258,000	Western Digital Corp. 1.50%, 02/01/2024	1,298,099
	Total Convertible Bonds (cost $10,639,551)	$ 12,124,625
CORPORATE BONDS - 90.9%
	Advertising - 0.1%
280,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 284,200
	Aerospace/Defense - 1.4%
	DAE Funding LLC
430,000	4.50%, 08/01/2022(1)	430,000
865,000	5.00%, 08/01/2024(1)	886,625
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	2,219,875
2,780,000	6.25%, 03/15/2026(1)	2,919,389
		6,455,889
	Apparel - 0.3%
1,200,000	PVH Corp. 4.63%, 07/10/2025	1,336,848
	Auto Manufacturers - 3.1%
	Ford Motor Co.
355,000	4.35%, 12/08/2026	383,160
1,370,000	8.50%, 04/21/2023	1,521,015
	Ford Motor Credit Co. LLC
1,265,000	3.09%, 01/09/2023	1,287,530
310,000	3.34%, 03/28/2022	313,410
665,000	3.35%, 11/01/2022	680,109
1,500,000	3.37%, 11/17/2023	1,554,375
1,013,000	4.06%, 11/01/2024	1,073,623
490,000	4.13%, 08/04/2025	524,202
3,530,000	4.54%, 08/01/2026	3,834,092
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.9% - (continued)
	Auto Manufacturers - 3.1% - (continued)
$ 1,225,000	5.13%, 06/16/2025	$ 1,349,031
1,272,000	5.58%, 03/18/2024	1,386,226
		13,906,773
	Auto Parts & Equipment - 1.5%
	Adient Global Holdings Ltd.
EUR 1,225,000	3.50%, 08/15/2024(3)	1,488,613
$ 2,035,000	4.88%, 08/15/2026(1)	2,080,787
1,200,000	Clarios Global L.P. / Clarios U.S. Finance Co. 8.50%, 05/15/2027(1)	1,296,000
1,690,000	Meritor, Inc. 4.50%, 12/15/2028(1)	1,730,053
		6,595,453
	Commercial Banks - 0.9%
EUR 1,475,000	Banca Monte dei Paschi di Siena S.p.A. 5.38%, 01/18/2028, (5.38% fixed rate until 01/18/2023; 5 year EUR Swap + 5.005% thereafter)(3)(4)	1,426,846
$ 2,515,000	Credit Suisse Group AG 6.25%, 12/29/2049, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(3)(4)(5)	2,744,368
		4,171,214
	Commercial Services - 4.6%
1,745,000	APX Group, Inc. 6.75%, 02/15/2027(1)	1,849,700
1,710,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(1)	1,799,775
1,650,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	1,730,437
EUR 2,100,000	La Financiere Atalian SASU 4.00%, 05/15/2024(3)	2,445,038
1,550,000	Loxam SAS 3.25%, 01/14/2025(3)	1,849,406
$ 1,951,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	1,965,623
	Service Corp. International
460,000	4.63%, 12/15/2027	484,150
355,000	5.13%, 06/01/2029	383,400
1,981,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	1,911,665
	United Rentals North America, Inc.
500,000	3.75%, 01/15/2032	500,000
330,000	3.88%, 02/15/2031	339,451
2,360,000	4.88%, 01/15/2028	2,492,160
1,025,000	5.88%, 09/15/2026	1,058,805
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	1,170,241
630,000	Verisure Midholding AB 5.25%, 02/15/2029(1)	770,206
		20,750,057
	Construction Materials - 1.0%
$ 1,635,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,739,232
605,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	624,378
520,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	541,273
1,530,000	Victors Merger Corp. 6.38%, 05/15/2029(1)	1,537,650
		4,442,533
	Distribution/Wholesale - 1.5%
1,000,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,025,000
1,250,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	1,357,813
600,000	IAA, Inc. 5.50%, 06/15/2027(1)	629,250

100

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.9% - (continued)
	Distribution/Wholesale - 1.5% - (continued)
EUR 2,655,000	Parts Europe S.A. 6.50%, 07/16/2025(3)	$ 3,308,258
$ 550,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	572,920
		6,893,241
	Diversified Financial Services - 5.7%
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(1)	754,638
1,445,000	6.63%, 03/15/2026	1,524,475
1,005,000	Fly Leasing Ltd. 5.25%, 10/15/2024	1,011,281
2,000,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(1)	2,168,645
	goeasy Ltd.
465,000	4.38%, 05/01/2026(1)	479,531
1,745,000	5.38%, 12/01/2024(1)	1,810,856
2,110,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,947,214
	LD Holdings Group LLC
690,000	6.13%, 04/01/2028(1)	685,011
2,395,000	6.50%, 11/01/2025(1)	2,442,181
1,130,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	1,127,175
	OneMain Finance Corp.
1,245,000	4.00%, 09/15/2030	1,238,775
2,610,000	5.38%, 11/15/2029	2,866,981
430,000	6.13%, 03/15/2024	462,788
1,100,000	6.88%, 03/15/2025	1,247,755
	PennyMac Financial Services, Inc.
1,190,000	4.25%, 02/15/2029(1)	1,151,974
1,895,000	5.38%, 10/15/2025(1)	1,988,499
2,760,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,739,300
		25,647,079
	Electric - 0.3%
1,205,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	1,205,000
	Electrical Components & Equipment - 0.5%
EUR 1,880,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	2,234,252
	Electronics - 0.6%
$ 2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,719,821
	Entertainment - 3.6%
	Caesars Entertainment, Inc.
1,340,000	6.25%, 07/01/2025(1)	1,413,700
955,000	8.13%, 07/01/2027(1)	1,050,195
	Caesars Resort Collection LLC / CRC Finco, Inc.
1,370,000	5.25%, 10/15/2025(1)	1,381,173
440,000	5.75%, 07/01/2025(1)	462,550
	Cinemark USA, Inc.
2,800,000	5.25%, 07/15/2028(1)	2,632,000
830,000	5.88%, 03/15/2026(1)	817,550
1,920,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	1,999,200
	Penn National Gaming, Inc.
505,000	4.13%, 07/01/2029(1)	497,905
3,210,000	5.63%, 01/15/2027(1)	3,322,350
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.9% - (continued)
	Entertainment - 3.6% - (continued)
EUR 1,650,000	Scientific Games International, Inc. 5.50%, 02/15/2026(3)	$ 2,001,351
$ 540,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	547,425
		16,125,399
	Environmental Control - 0.6%
1,307,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	1,370,716
	Stericycle, Inc.
340,000	3.88%, 01/15/2029(1)	344,675
975,000	5.38%, 07/15/2024(1)	1,002,008
		2,717,399
	Food - 1.9%
1,865,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,941,931
GBP 802,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(1)	1,111,994
$ 1,470,000	Performance Food Group, Inc. 4.25%, 08/01/2029(1)	1,491,597
	Post Holdings, Inc.
1,395,000	5.63%, 01/15/2028(1)	1,468,237
990,000	5.75%, 03/01/2027(1)	1,030,442
1,443,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	1,444,804
		8,489,005
	Gas - 0.7%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
1,069,000	5.50%, 05/20/2025	1,179,214
40,000	5.63%, 05/20/2024	43,650
338,000	5.75%, 05/20/2027	381,095
1,143,000	5.88%, 08/20/2026	1,280,160
		2,884,119
	Healthcare - Products - 0.7%
1,740,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,831,350
1,030,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	1,074,486
		2,905,836
	Healthcare - Services - 3.0%
420,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	439,950
	Catalent Pharma Solutions, Inc.
445,000	3.13%, 02/15/2029(1)	436,100
265,000	5.00%, 07/15/2027(1)	277,256
	CHS/Community Health Systems, Inc.
935,000	4.75%, 02/15/2031(1)	949,025
580,000	5.63%, 03/15/2027(1)	614,075
2,195,000	6.63%, 02/15/2025(1)	2,302,007
	HCA, Inc.
3,465,000	5.38%, 02/01/2025	3,927,231
2,620,000	5.38%, 09/01/2026	3,045,750
100,000	5.63%, 09/01/2028	120,270
80,000	5.88%, 02/01/2029	97,800
836,000	7.50%, 11/15/2095	1,239,370
		13,448,834
	Home Builders - 2.7%
305,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	319,488
	Ashton Woods USA LLC / Ashton Woods Finance Co.
1,025,000	4.63%, 08/01/2029(1)	1,027,839
1,295,000	6.63%, 01/15/2028(1)	1,382,412
1,160,000	Empire Communities Corp. 7.00%, 12/15/2025(1)	1,222,350
420,000	KB Home 4.80%, 11/15/2029	457,800

101

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.9% - (continued)
	Home Builders - 2.7% - (continued)
	M/I Homes, Inc.
$ 790,000	4.95%, 02/01/2028	$ 827,920
1,020,000	5.63%, 08/01/2025	1,048,050
1,285,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	1,352,463
	Taylor Morrison Communities, Inc.
500,000	5.13%, 08/01/2030(1)	543,750
1,790,000	5.75%, 01/15/2028(1)	2,015,987
1,816,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	1,870,480
		12,068,539
	Household Products/Wares - 0.8%
EUR 1,855,000	Diamond (BC) B.V. 5.63%, 08/15/2025(3)	2,233,368
$ 1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,478,750
		3,712,118
	Insurance - 2.4%
	Acrisure LLC / Acrisure Finance, Inc.
2,335,000	7.00%, 11/15/2025(1)	2,370,025
875,000	10.13%, 08/01/2026(1)	980,000
725,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	719,562
	Genworth Holdings, Inc.
135,000	4.80%, 02/15/2024	134,325
1,260,000	4.90%, 08/15/2023	1,266,300
750,000	6.50%, 06/15/2034	772,125
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,722,183
675,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	769,500
1,675,000	Radian Group, Inc. 6.63%, 03/15/2025	1,876,000
		10,610,020
	Internet - 2.2%
	Arches Buyer, Inc.
1,183,000	4.25%, 06/01/2028(1)	1,200,461
1,500,000	6.13%, 12/01/2028(1)	1,548,495
3,325,000	Endure Digital, Inc. 6.00%, 02/15/2029(1)	3,225,250
1,650,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	1,645,875
EUR 2,100,000	United Group B.V. 3.63%, 02/15/2028(3)	2,425,732
		10,045,813
	IT Services - 0.8%
	Presidio Holdings, Inc.
$ 2,315,000	4.88%, 02/01/2027(1)	2,385,816
890,000	8.25%, 02/01/2028(1)	966,762
		3,352,578
	Leisure Time - 0.8%
	Carnival Corp.
600,000	7.63%, 03/01/2026(1)	694,198
386,000	11.50%, 04/01/2023(1)	435,215
2,340,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	2,304,900
		3,434,313
	Lodging - 1.0%
270,000	Boyd Gaming Corp. 4.75%, 12/01/2027	279,788
1,590,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,578,075
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
960,000	5.25%, 05/15/2027(1)	1,007,664
1,690,000	5.50%, 03/01/2025(1)	1,787,175
		4,652,702
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.9% - (continued)
	Media - 6.9%
$ 1,025,000	Altice Financing S.A. 7.50%, 05/15/2026(1)	$ 1,066,441
895,000	Cable One, Inc. 4.00%, 11/15/2030(1)	899,475
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,570,000	4.25%, 02/01/2031(1)	1,617,100
790,000	4.50%, 08/15/2030(1)	829,500
925,000	4.50%, 05/01/2032(1)	967,781
2,259,000	5.75%, 02/15/2026(1)	2,335,806
	CSC Holdings LLC
1,800,000	5.25%, 06/01/2024	1,944,900
770,000	5.50%, 04/15/2027(1)	805,705
1,970,000	6.50%, 02/01/2029(1)	2,172,752
	DISH DBS Corp.
965,000	5.00%, 03/15/2023	1,004,806
3,100,000	5.88%, 07/15/2022	3,208,500
570,000	5.88%, 11/15/2024	614,107
975,000	7.38%, 07/01/2028	1,054,874
530,000	7.75%, 07/01/2026	604,863
2,560,000	Nexstar Broadcasting, Inc. 5.63%, 07/15/2027(1)	2,706,432
925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	991,683
	Sirius XM Radio, Inc.
1,095,000	4.00%, 07/15/2028(1)	1,129,219
1,470,000	5.50%, 07/01/2029(1)	1,609,871
830,000	Vertical U.S. Newco, Inc. 5.25%, 07/15/2027(1)	876,521
2,255,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(1)	2,274,235
	Ziggo B.V.
365,000	4.88%, 01/15/2030(1)	376,498
1,859,000	5.50%, 01/15/2027(1)	1,929,117
		31,020,186
	Metal Fabricate/Hardware - 1.0%
300,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	313,110
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	639,450
650,000	3.88%, 08/15/2031(1)	656,656
1,310,000	4.75%, 01/30/2030(1)	1,394,901
1,190,000	5.88%, 09/30/2026(1)	1,233,078
		4,237,195
	Mining - 0.7%
	Constellium SE
565,000	3.75%, 04/15/2029(1)	563,587
755,000	5.63%, 06/15/2028(1)	805,019
1,740,000	5.88%, 02/15/2026(1)	1,783,935
		3,152,541
	Office/Business Equipment - 1.3%
2,950,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	3,057,213
2,000,000	Xerox Corp. 4.38%, 03/15/2023	2,090,000
790,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	841,982
		5,989,195
	Oil & Gas - 6.0%
	Apache Corp.
1,125,000	4.38%, 10/15/2028	1,191,859
1,665,000	4.63%, 11/15/2025	1,789,875
581,000	4.75%, 04/15/2043	596,978
689,000	5.10%, 09/01/2040	738,952
	Continental Resources, Inc.
2,080,000	4.38%, 01/15/2028	2,303,600

102

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.9% - (continued)
	Oil & Gas - 6.0% - (continued)
$ 520,000	4.90%, 06/01/2044	$ 600,020
455,000	5.75%, 01/15/2031(1)	548,412
	EQT Corp.
740,000	3.13%, 05/15/2026(1)	761,238
1,020,000	3.90%, 10/01/2027	1,105,425
	Occidental Petroleum Corp.
2,320,000	3.00%, 02/15/2027	2,302,600
1,545,000	3.20%, 08/15/2026	1,533,412
2,280,000	3.40%, 04/15/2026	2,302,686
3,836,000	4.20%, 03/15/2048	3,672,970
679,000	4.40%, 04/15/2046	666,147
715,000	5.50%, 12/01/2025	786,500
395,000	6.13%, 01/01/2031	466,633
258,000	6.38%, 09/01/2028	300,570
	Ovintiv Exploration, Inc.
775,000	5.38%, 01/01/2026	874,587
1,470,000	5.63%, 07/01/2024	1,627,520
550,000	Range Resources Corp. 8.25%, 01/15/2029(1)	608,861
1,410,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	1,471,687
1,485,000	Transocean, Inc. 6.80%, 03/15/2038	801,900
		27,052,432
	Packaging & Containers - 4.1%
2,920,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(1)(6)	3,080,308
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
680,000	4.13%, 08/15/2026(1)	702,100
2,980,000	5.25%, 08/15/2027(1)	3,042,871
340,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	357,850
1,200,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,242,000
	Flex Acquisition Co., Inc.
2,170,000	6.88%, 01/15/2025(1)	2,197,602
775,000	7.88%, 07/15/2026(1)	807,364
1,075,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,046,781
	Owens-Brockway Glass Container, Inc.
65,000	5.38%, 01/15/2025(1)	69,104
3,224,000	5.88%, 08/15/2023(1)	3,453,710
46,000	6.38%, 08/15/2025(1)	51,405
EUR 1,645,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	1,962,113
$ 270,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(1)	282,150
		18,295,358
	Pharmaceuticals - 1.8%
	Bausch Health Cos., Inc.
2,150,000	5.00%, 01/30/2028(1)	2,050,562
450,000	5.00%, 02/15/2029(1)	422,438
2,690,000	5.25%, 01/30/2030(1)	2,531,720
969,000	6.13%, 04/15/2025(1)	988,986
1,875,000	7.00%, 01/15/2028(1)	1,968,750
		7,962,456
	Pipelines - 7.0%
1,890,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,975,050
	Buckeye Partners L.P.
1,215,000	3.95%, 12/01/2026	1,230,673
640,000	4.13%, 03/01/2025(1)	660,640
900,000	4.13%, 12/01/2027	918,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.9% - (continued)
	Pipelines - 7.0% - (continued)
$ 655,000	4.50%, 03/01/2028(1)	$ 664,825
738,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	796,117
1,155,000	Cheniere Energy, Inc. 4.63%, 10/15/2028	1,217,763
3,395,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	3,751,475
2,231,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	2,288,114
1,793,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	1,897,353
	EQM Midstream Partners L.P.
955,000	4.50%, 01/15/2029(1)	966,489
730,000	4.75%, 01/15/2031(1)	742,775
435,000	6.00%, 07/01/2025(1)	473,750
440,000	6.50%, 07/01/2027(1)	493,900
950,000	6.50%, 07/15/2048	1,043,725
1,310,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 03/01/2027(1)	1,352,575
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
550,000	4.00%, 01/15/2032(1)	568,541
1,050,000	4.88%, 02/01/2031(1)	1,135,312
3,050,000	6.50%, 07/15/2027	3,313,062
	Venture Global Calcasieu Pass LLC
650,000	3.88%, 08/15/2029(1)	664,625
970,000	4.13%, 08/15/2031(1)	1,003,950
	Western Midstream Operating L.P.
2,950,000	5.30%, 02/01/2030	3,311,478
925,000	6.50%, 02/01/2050	1,088,031
		31,558,223
	Real Estate - 0.4%
875,000	CIFI Holdings Group Co., Ltd. 5.95%, 10/20/2025(3)	888,604
900,000	KWG Group Holdings Ltd. 7.40%, 01/13/2027(3)	851,290
		1,739,894
	Real Estate Investment Trusts - 2.0%
1,790,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,830,275
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
2,150,000	4.25%, 02/01/2027(1)	2,146,417
220,000	5.25%, 10/01/2025(1)	223,300
2,425,000	Service Properties Trust 7.50%, 09/15/2025	2,733,739
	VICI Properties L.P. / VICI Note Co., Inc.
195,000	3.50%, 02/15/2025(1)	198,405
130,000	3.75%, 02/15/2027(1)	133,737
124,000	4.13%, 08/15/2030(1)	130,416
780,000	4.25%, 12/01/2026(1)	811,418
655,000	4.63%, 12/01/2029(1)	700,850
		8,908,557
	Retail - 8.3%
	1011778 BC ULC / New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	2,043,718
1,100,000	3.88%, 01/15/2028(1)	1,108,019
1,190,000	4.00%, 10/15/2030(1)	1,187,025
1,210,000	4.38%, 01/15/2028(1)	1,226,698
	Ambience Merger Sub, Inc.
270,000	4.88%, 07/15/2028(1)	271,013
290,000	7.13%, 07/15/2029(1)	293,625
830,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.13%, 04/15/2029(1)	852,825
	eG Global Finance plc
EUR 975,000	4.38%, 02/07/2025(3)	1,137,509

103

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.9% - (continued)
	Retail - 8.3% - (continued)
EUR 1,516,000	6.25%, 10/30/2025(3)	$ 1,842,234
$ 1,900,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	1,975,373
680,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	698,122
820,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	856,900
	L Brands, Inc.
135,000	5.25%, 02/01/2028	151,875
1,275,000	6.63%, 10/01/2030(1)	1,466,250
2,730,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	2,735,296
1,735,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	1,845,606
	Macy's Retail Holdings LLC
43,000	2.88%, 02/15/2023	43,269
356,000	3.63%, 06/01/2024	364,900
250,000	4.30%, 02/15/2043	205,000
115,000	4.50%, 12/15/2034	106,375
54,000	5.13%, 01/15/2042	49,302
1,042,000	5.88%, 04/01/2029(1)	1,099,154
	Michaels Cos., Inc.
1,485,000	5.25%, 05/01/2028(1)	1,536,975
815,000	7.88%, 05/01/2029(1)	845,563
1,000,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.13%, 04/01/2026(1)	1,067,480
	PetSmart, Inc.
1,750,000	4.75%, 02/15/2028(1)	1,817,025
265,000	7.75%, 02/15/2029(1)	290,453
2,998,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	3,147,900
1,180,000	SRS Distribution, Inc. 4.63%, 07/01/2028(1)	1,203,600
3,600,000	Staples, Inc. 7.50%, 04/15/2026(1)	3,654,000
GBP 1,205,000	Wheel Bidco Ltd. 6.75%, 07/15/2026(1)	1,677,212
$ 435,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	476,325
		37,276,621
	Semiconductors - 0.4%
	Sensata Technologies B.V.
1,005,000	5.00%, 10/01/2025(1)	1,121,831
770,000	5.63%, 11/01/2024(1)	857,526
		1,979,357
	Software - 2.2%
1,175,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	1,177,415
575,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026(1)	603,750
775,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	842,813
1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,162,937
885,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	922,612
1,210,000	Open Text Corp. 3.88%, 02/15/2028(1)	1,249,325
1,030,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	1,063,475
	PTC, Inc.
240,000	3.63%, 02/15/2025(1)	246,600
265,000	4.00%, 02/15/2028(1)	273,944
2,290,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,423,621
		9,966,492
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.9% - (continued)
	Telecommunications - 5.6%
EUR 835,000	Altice France Holding S.A. 8.00%, 05/15/2027(1)	$ 1,063,569
	Altice France S.A.
$ 1,830,000	5.13%, 07/15/2029(1)	1,843,560
640,000	5.50%, 01/15/2028(1)	656,000
1,024,000	7.38%, 05/01/2026(1)	1,064,960
2,215,000	8.13%, 02/01/2027(1)	2,398,313
1,280,000	Embarq Corp. 8.00%, 06/01/2036	1,433,600
	Frontier Communications Corp.
1,055,000	5.00%, 05/01/2028(1)	1,091,282
1,085,000	5.88%, 10/15/2027(1)	1,159,485
1,810,161	5.88%, 11/01/2029	1,850,890
1,925,000	6.75%, 05/01/2029(1)	2,050,125
	Sprint Corp.
2,574,000	7.13%, 06/15/2024	2,959,457
10,000	7.63%, 02/15/2025	11,788
1,900,000	7.88%, 09/15/2023	2,149,964
550,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	706,937
	T-Mobile USA, Inc.
1,605,000	2.25%, 02/15/2026(1)	1,623,056
825,000	2.25%, 02/15/2026	834,281
2,050,000	2.63%, 04/15/2026	2,101,865
		24,999,132
	Toys/Games/Hobbies - 0.3%
	Mattel, Inc.
665,000	3.38%, 04/01/2026(1)	691,733
695,000	5.88%, 12/15/2027(1)	761,894
		1,453,627
	Transportation - 0.2%
1,045,000	First Student Bidco, Inc. 4.00%, 07/31/2029(1)	1,046,306
	Total Corporate Bonds (cost $387,940,334)	$ 407,726,607
SENIOR FLOATING RATE INTERESTS - 0.7%(7)
	Diversified Financial Services - 0.0%
159,082	Crown Finance U.S., Inc. 3.50%, 05/23/2024, 1 mo. USD LIBOR + 7.000%(8)	$ 167,832
	Entertainment - 0.7%
3,663,609	Crown Finance U.S., Inc. 3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	2,952,942
	Total Senior Floating Rate Interests (cost $3,321,120)	$ 3,120,774
COMMON STOCKS - 0.3%
	Energy - 0.0%
2,140	Foresight Energy LLC*	$ 19,260
104,555,002	KCA Deutag*(9)(10)(11)	—
		19,260
	Telecommunication Services - 0.3%
45,675	Frontier Communications Parent, Inc.*	1,366,139
	Total Common Stocks (cost $2,656,765)	$ 1,385,399

104

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
ESCROWS - 0.8%(12)
	Media & Entertainment - 0.8%
3,460,000	Scripps Escrow, Inc. Expires 07/15/2027(1)		$ 3,581,100
	Total Escrows (cost $3,551,049)		$ 3,581,100
	Total Long-Term Investments (Cost $408,108,819)		$ 427,938,505
SHORT-TERM INVESTMENTS - 3.6%
	Repurchase Agreements - 3.6%
$ 15,997,040	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $15,997,067; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $16,317,007		$ 15,997,040
	Total Short-Term Investments (cost $15,997,040)		$ 15,997,040
	Total Investments (cost $424,105,859)	99.0%	$ 443,935,545
	Other Assets and Liabilities	1.0%	4,611,925
	Total Net Assets	100.0%	$ 448,547,470
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $260,764,027, representing 58.1% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $27,293,158, representing 6.1% of net assets.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	104,555,002	$ 1,416,929	$ —

(11)	Investment valued using significant unobservable inputs.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
168,000	EUR	197,878	USD	UBS	08/31/2021	$ 1,531
30,337,091	USD	25,702,000	EUR	BNP	08/31/2021	(170,141)
2,778,661	USD	2,016,000	GBP	MSC	08/31/2021	(23,783)
Total foreign currency contracts						$ (192,393)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
105

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 12,124,625	$ —	$ 12,124,625	$ —
Corporate Bonds	407,726,607	—	407,726,607	—
Senior Floating Rate Interests	3,120,774	—	3,120,774	—
Common Stocks
Energy	19,260	19,260	—	—
Telecommunication Services	1,366,139	1,366,139	—	—
Escrows	3,581,100	—	3,581,100	—
Short-Term Investments	15,997,040	—	15,997,040	—
Foreign Currency Contracts(2)	1,531	—	1,531	—
Total	$ 443,937,076	$ 1,385,399	$ 442,551,677	$ —
Liabilities
Foreign Currency Contracts(2)	$ (193,924)	$ —	$ (193,924)	$ —
Total	$ (193,924)	$ —	$ (193,924)	$ —

(1)	For the period ended July 31, 2021, investments valued at $16,979 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
106

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
	Asset-Backed - Automobile - 0.1%
$ 505,000	Tesla Auto Lease Trust 5.48%, 05/22/2023(1)	$ 528,700
	Asset-Backed - Credit Card - 0.1%
505,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	507,047
	Asset-Backed - Finance & Insurance - 0.3%
230,858	Aaset Trust 3.35%, 01/16/2040(1)	229,017
266,581	CF Hippolyta LLC 1.99%, 07/15/2060(1)	272,173
1,360,000	HSI Asset Securitization Corp. Trust 0.63%, 02/25/2036, 1 mo. USD LIBOR + 0.270%(2)	1,341,030
		1,842,220
	Asset-Backed - Home Equity - 0.1%
596,300	GSAA Home Equity Trust 5.99%, 06/25/2036(3)	246,324
699,995	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(4)	393,838
		640,162
	Commercial Mortgage-Backed Securities - 0.3%
	Benchmark Mortgage Trust
6,376,055	1.23%, 03/15/2062(3)(5)	480,835
2,377,357	1.52%, 01/15/2054(3)(5)	284,238
288,880	Chase Mortgage Finance Trust 3.03%, 12/25/2035(3)	289,361
1,751,752	DBJPM Mortgage Trust 1.71%, 09/15/2053(3)(5)	178,367
5,837,720	Wells Fargo N.A. 0.90%, 05/15/2062(3)(5)	349,885
		1,582,686
	FNMA Collateral - 0.1%
402,004	Connecticut Avenue Securities Trust 2.49%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	404,178
	Other Asset-Backed Securities - 0.2%
955,500	Legacy Mortgage Asset Trust 4.00%, 01/25/2059(1)(4)	957,877
	Whole Loan Collateral CMO - 1.6%
269,211	Adjustable Rate Mortgage Trust 0.63%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	271,452
569,875	Bank of America Funding Trust 6.05%, 10/25/2036(4)	569,725
106,446	Bear Stearns Adjustable Rate Mortgage Trust 2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	108,468
	Connecticut Avenue Securities Trust
511,418	2.19%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	513,939
451,070	2.24%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	453,507
464,582	2.39%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	468,016
294,822	Deutsche Alt-A Securities Mortgage Loan Trust 0.24%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(2)	285,864
	Fannie Mae Connecticut Avenue Securities
581,367	3.09%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	585,676
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8% - (continued)
	Whole Loan Collateral CMO - 1.6% - (continued)
$ 132,259	4.99%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	$ 136,653
93,180	5.79%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	98,583
62,261	6.09%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	65,395
148,286	GreenPoint Mortgage Funding Trust 1.51%, 10/25/2045, 12 mo. USD MTA + 1.400%(2)	124,917
293,730	GSR Mortgage Loan Trust 2.62%, 10/25/2035(3)	208,265
366,840	HarborView Mortgage Loan Trust 0.28%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	351,787
1,693,339	IndyMac Index Mortgage Loan Trust 0.67%, 01/25/2036, 1 mo. USD LIBOR + 0.580%(2)	1,352,925
416,695	JP Morgan Mortgage Trust 3.13%, 01/25/2037(3)	389,621
	MASTR Adjustable Rate Mortgages Trust
820,088	0.57%, 05/25/2037, 1 mo. USD LIBOR + 0.480%(2)	466,104
4,583	2.79%, 11/21/2034(3)	4,627
215,540	Preston Ridge Partners Mortgage Trust LLC 2.36%, 11/25/2025(1)(4)	216,298
	Residential Funding Mortgage Securities, Inc.
99,987	3.84%, 02/25/2036(3)	94,063
210,986	6.00%, 07/25/2037	204,449
334,789	Structured Adjustable Rate Mortgage Loan Trust 2.73%, 06/25/2035(3)	290,861
343,053	Traingle Re Ltd. 3.09%, 10/25/2030, 1 mo. USD LIBOR + 3.000%(1)(2)	343,442
662,593	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	663,685
317,913	WaMu Mortgage Pass-Through Certificates Trust 0.93%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	313,565
482,135	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 0.94%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	438,813
		9,020,700
	Total Asset & Commercial Mortgage-Backed Securities (cost $15,357,532)	$ 15,483,570
CONVERTIBLE BONDS - 0.2%
	Entertainment - 0.1%
430,000	IMAX Corp. 0.50%, 04/01/2026(1)	$ 398,309
	Leisure Time - 0.0%
160,000	Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023	205,141
	REITS - 0.1%
365,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	406,792
	Total Convertible Bonds (cost $1,031,592)	$ 1,010,242

107

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 1.6%
	Airlines - 0.1%
$ 515,000	British Airways Pass Through Trust 2.90%, 09/15/2036(1)	$ 522,767
	Apparel - 0.0%
225,000	William Carter Co. 5.63%, 03/15/2027(1)	235,406
	Construction Materials - 0.2%
761,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	809,514
	Diversified Financial Services - 0.8%
945,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	953,250
1,315,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,213,548
1,070,000	PennyMac Financial Services, Inc. 4.25%, 02/15/2029(1)	1,035,808
1,050,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,042,125
		4,244,731
	Engineering & Construction - 0.1%
245,000	TopBuild Corp. 3.63%, 03/15/2029(1)	245,073
	Machinery-Diversified - 0.0%
220,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	234,644
	Pipelines - 0.4%
1,335,000	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	1,344,602
785,000	Gray Oak Pipeline LLC 3.45%, 10/15/2027(1)	834,136
		2,178,738
	Retail - 0.0%
218,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	226,648
	Software - 0.0%
220,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	220,452
	Total Corporate Bonds (cost $8,933,922)	$ 8,917,973
FOREIGN GOVERNMENT OBLIGATIONS - 7.8%
	Argentina - 0.1%
ARS 34,544,384	Argentina Treasury Bond 1.20%, 03/18/2022(6)	$ 353,646
	Brazil - 0.6%
	Brazil Notas do Tesouro Nacional
BRL 3,941,999	6.00%, 08/15/2050(6)	947,423
12,186,000	10.00%, 01/01/2029	2,423,948
		3,371,371
	Chile - 0.2%
EUR 1,180,000	Chile Government International Bond 1.25%, 01/22/2051	1,267,020
	Colombia - 0.4%
1,860,000	Colombia Government International Bond 3.88%, 03/22/2026	2,446,953
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.8% - (continued)
	Croatia - 0.2%
EUR 800,000	Croatia Government International Bond 1.50%, 06/17/2031(7)	$ 1,006,957
	Egypt - 0.1%
$ 530,000	Egypt Government International Bond 7.90%, 02/21/2048(7)	516,750
	Ghana - 0.1%
310,000	Ghana Government International Bond 10.75%, 10/14/2030(7)	385,950
	Hungary - 0.3%
EUR 1,420,000	Hungary Government International Bond 1.63%, 04/28/2032(7)	1,806,369
	Indonesia - 0.4%
	Indonesia Government International Bond
990,000	1.10%, 03/12/2033	1,150,165
1,050,000	1.40%, 10/30/2031	1,268,667
		2,418,832
	Ivory Coast - 0.1%
330,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(7)	395,220
	Jordan - 0.1%
$ 265,000	Jordan Government International Bond 7.38%, 10/10/2047(7)	277,773
	Macedonia - 0.4%
	North Macedonia Government International Bond
EUR 440,000	2.75%, 01/18/2025(7)	550,761
1,085,000	3.68%, 06/03/2026(1)	1,424,644
		1,975,405
	Mexico - 0.6%
MXN 24,032,600	Mexican Bonos 8.00%, 11/07/2047	1,252,551
	Mexico Government International Bond
EUR 1,360,000	1.45%, 10/25/2033	1,531,666
370,000	3.63%, 04/09/2029	512,167
		3,296,384
	Morocco - 0.0%
$ 200,000	Morocco Government International Bond 4.00%, 12/15/2050(7)	187,577
	New Zealand - 0.5%
	New Zealand Government Bond
NZD 1,742,163	2.50%, 09/20/2035(6)(7)	1,763,868
834,911	2.50%, 09/20/2040(6)(7)	782,323
		2,546,191
	Panama - 0.3%
$ 1,520,000	Panama Government International Bond 4.50%, 04/01/2056	1,733,955
	Romania - 0.4%
	Romanian Government International Bond
EUR 1,417,000	2.12%, 07/16/2031(7)	1,721,090
100,000	2.75%, 04/14/2041(1)	116,466
332,000	3.62%, 05/26/2030(1)	454,052
		2,291,608

108

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.8% - (continued)
	Russia - 1.5%
RUB 270,120,000	Russian Federal Bond - OFZ 7.65%, 04/10/2030	$ 3,918,386
307,275,115	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(6)	4,130,872
		8,049,258
	Saudi Arabia - 0.4%
	Saudi Government International Bond
EUR 800,000	2.00%, 07/09/2039(7)	984,587
$ 1,092,000	2.25%, 02/02/2033(1)	1,071,700
		2,056,287
	Senegal - 0.0%
200,000	Senegal Government International Bond 6.75%, 03/13/2048(7)	204,524
	Serbia - 0.1%
EUR 655,000	Serbia International Bond 1.65%, 03/03/2033(1)	763,769
	South Korea - 1.0%
KRW 6,080,810,126	Inflation Linked Korea Treasury Bond 1.13%, 06/10/2030(6)	5,445,422
	Total Foreign Government Obligations (cost $43,714,298)	$ 42,797,221
SENIOR FLOATING RATE INTERESTS - 7.4%(8)
	Aerospace/Defense - 0.2%
$ 258,700	Great Outdoors Group LLC 5.00%, 03/06/2028, 1 mo. USD LIBOR + 4.250%	$ 258,829
99,500	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	99,956
576,145	TransDigm, Inc. 2.34%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	565,550
221,848	Tronox Finance LLC 2.63%, 03/13/2028, 1 mo. USD LIBOR + 2.500%	219,594
		1,143,929
	Airlines - 0.2%
110,000	Air Canada 0.00%, 07/28/2028, 1 mo. USD LIBOR + 3.500%(9)	110,184
98,500	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	94,957
180,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	190,508
245,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	258,544
139,650	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	139,703
		793,896
	Asset-Backed - Finance & Insurance - 0.0%
114,713	PAI Holdco, Inc. 4.50%, 10/28/2027, 1 mo. USD LIBOR + 3.750%(2)	114,461
	Auto Parts & Equipment - 0.1%
120,000	Adient U.S. LLC 3.59%, 04/08/2028, 1 mo. USD LIBOR + 3.500%	119,850
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.4%(8) - (continued)
	Auto Parts & Equipment - 0.1% - (continued)
$ 154,677	Altra Industrial Motion Corp. 2.09%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	$ 153,517
182,073	Clarios Global L.P. 3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	180,451
159,669	First Brands Group LLC 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	161,216
		615,034
	Beverages - 0.0%
162,942	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	162,942
	Chemicals - 0.4%
195,606	Axalta Coating Systems U.S. Holdings, Inc. 1.90%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	193,270
EUR 197,642	CeramTec AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	231,335
$ 113,323	CMC Materials, Inc. 2.13%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	112,756
250,000	Element Solutions, Inc. 0.00%, 01/31/2026, 1 mo. USD LIBOR + 3.500%(9)	248,615
91,668	H.B. Fuller Co. 2.08%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	91,579
100,000	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 1 mo. USD LIBOR + 2.750%	99,600
251,167	Minerals Technologies, Inc. 3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	251,167
700,000	Univar Solutions USA Inc. 2.09%, 06/03/2028, 1 mo. USD LIBOR + 2.000%	694,603
136,149	WR Grace & Co. 1.90%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	134,992
		2,057,917
	Commercial Services - 0.9%
274,313	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	272,444
	Amentum Government Services Holdings LLC
198,000	3.59%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	196,454
199,500	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	199,438
200,000	APX Group, Inc. 0.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(9)	198,400
197,247	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	195,357
EUR 300,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%	352,985
$ 318,528	Blackhawk Network Holdings, Inc. 3.09%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	313,808
EUR 290,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	341,432

109

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.4%(8) - (continued)
	Commercial Services - 0.9% - (continued)
$ 197,455	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	$ 194,494
198,248	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	198,125
620,196	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	614,670
98,250	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	96,531
237,079	Quikrete Holdings, Inc. 2.59%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	234,015
323,217	Trans Union LLC 1.84%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	319,041
471,662	United Rentals, Inc. 1.84%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	472,917
	Verisure Holding AB
EUR 430,000	3.50%, 07/20/2026, 6 mo. EURIBOR + 4.000%	506,705
205,000	3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	241,686
		4,948,502
	Distribution/Wholesale - 0.1%
$ 479,460	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	473,467
	Diversified Financial Services - 0.1%
350,000	Delos Finance S.a.r.l. 1.90%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	349,125
195,000	Fleetcor Technologies Operating Co. LLC 1.84%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	193,329
193,776	Russell Investments U.S. Inst'l Holdco, Inc. 4.00%, 05/30/2025, 1 mo. USD LIBOR + 3.000%	192,807
		735,261
	Electric - 0.0%
122,187	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	121,856
	Electrical Components & Equipment - 0.0%
100,000	Anticimex International AB 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(9)	99,625
99,500	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	98,754
		198,379
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.4%(8) - (continued)
	Energy-Alternate Sources - 0.0%
$ 179,324	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	$ 176,858
	Engineering & Construction - 0.1%
204,488	ADMI Corp. 3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%	200,960
216,000	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	211,704
		412,664
	Entertainment - 0.1%
104,534	Crown Finance U.S., Inc. 3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	84,257
248,077	Scientific Games International, Inc. 2.84%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	244,115
		328,372
	Environmental Control - 0.0%
144,000	Clean Harbors, Inc. 1.84%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	143,843
	Food - 0.1%
158,400	Froneri International Ltd. 2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	155,430
211,731	U.S. Foods, Inc. 2.09%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	207,789
		363,219
	Food Service - 0.1%
	Aramark Services, Inc.
218,266	1.84%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	214,514
98,750	1.84%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	96,868
		311,382
	Hand/Machine Tools - 0.1%
267,975	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	267,975
	Healthcare - Products - 0.1%
EUR 115,000	Avantor Funding, Inc. 2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	135,843
$ 432,825	Avantor, Inc. 2.75%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	431,111
190,000	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	189,407
		756,361
	Healthcare - Services - 0.2%
108,854	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	108,379

110

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.4%(8) - (continued)
	Healthcare - Services - 0.2% - (continued)
$ 125,000	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%	124,688
EUR 160,050	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	$ 188,435
$ 239,497	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 1 mo. USD LIBOR + 2.750%	237,675
246,978	Pathway Vet Alliance LLC 3.84%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	245,503
299,250	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	298,289
		1,202,969
	Insurance - 0.3%
232,883	Acrisure LLC 3.61%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	228,517
98,728	Alliant Holdings Intermediate LLC 3.34%, 05/09/2025, 1 mo. USD LIBOR + 3.250%	97,370
	Asurion LLC
383,680	3.22%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	379,444
207,067	3.34%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	203,087
307,278	Hub International Ltd. 2.88%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	302,558
99,386	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%	99,386
	Sedgwick Claims Management Services, Inc.
175,500	3.34%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	172,648
147,000	3.84%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	145,687
49,250	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	49,240
		1,677,937
	Investment Company Security - 0.0%
106,801	FinCo LLC 2.59%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	105,572
	IT Services - 0.1%
155,000	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	151,948
100,000	KKR Apple Bidco LLC 0.00%, 07/13/2028, 1 mo. USD LIBOR + 3.000%(9)	99,250
243,125	Science Applications International Corp. 1.97%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	240,883
245,155	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	244,645
		736,726
	Leisure Time - 0.5%
	Caesars Resort Collection LLC
429,581	2.84%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	424,417
243,162	4.59%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	243,163
467,532	Carnival Corp. 3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	463,736
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.4%(8) - (continued)
	Leisure Time - 0.5% - (continued)
$ 200,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	$ 198,166
231,094	Golden Entertainment, Inc. 3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	229,746
310,000	Hayward Industries, Inc. 3.25%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	307,055
164,175	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	163,500
130,000	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%	129,545
352,562	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	349,330
98,182	SRAM LLC 0.27%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	97,568
		2,606,226
	Lodging - 0.1%
454,529	Boyd Gaming Corp. 2.33%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	453,156
124,026	Four Seasons Hotels Ltd. 2.09%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	123,061
148,118	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	145,547
		721,764
	Machinery - Construction & Mining - 0.0%
104,080	Pro Mach Group, Inc. 4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	103,885
	Machinery-Diversified - 0.1%
350,000	Core & Main L.P. 0.00%, 07/27/2028, 1 mo. USD LIBOR + 3.500%(9)	346,063
119,100	Filtration Group Corp. 4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	119,100
99,000	Gardner Denver, Inc. 2.84%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	98,788
		563,951
	Media - 0.8%
	Adevinta ASA
EUR 130,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.250%(9)	153,794
$ 100,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.000%(9)	99,825
172,250	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	172,007
383,992	Charter Communications Operating LLC 1.85%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	379,434
	CSC Holdings LLC
289,045	2.34%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	284,227
185,250	2.34%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	181,776
116,563	E.W. Scripps Co. 3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	116,161
311,432	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	308,358
232,985	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	232,736

111

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.4%(8) - (continued)
	Media - 0.8% - (continued)
$ 221,766	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	$ 221,384
164,130	NASCAR Holdings, Inc. 2.84%, 10/19/2026, 3 mo. USD LIBOR + 2.750%	162,625
142,353	Nexstar Broadcasting, Inc. 2.60%, 09/18/2026, 1 mo. USD LIBOR + 2.500%	140,910
118,206	Terrier Media Buyer, Inc. 3.59%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	116,942
EUR 200,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	235,323
$ 360,000	UPC Financing Partnership 3.09%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	356,080
	Vertical Midco GmbH
EUR 100,000	4.25%, 07/29/2027, 3 mo. EURIBOR + 4.250%	118,572
$ 436,708	4.40%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	435,547
	Virgin Media Bristol LLC
670,000	2.59%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	659,394
EUR 170,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	201,197
		4,576,292
	Metal Fabricate/Hardware - 0.0%
$ 153,575	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	152,385
	Miscellaneous Manufacturing - 0.1%
276,500	Ingersoll-Rand Services Co. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	271,271
240,625	USI, Inc. 3.15%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	237,880
		509,151
	Oil & Gas - 0.2%
300,000	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	299,088
102,112	NorthRiver Midstream Finance L.P. 3.39%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	101,105
500,000	Pilot Travel Centers LLC 0.00%, 07/29/2028, 1 mo. USD LIBOR + 3.500%(9)	497,500
		897,693
	Oil & Gas Services - 0.1%
97,997	Lower Cadence Holdings LLC 4.09%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	97,858
372,400	UGI Energy Services LLC 3.84%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	372,400
		470,258
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.4%(8) - (continued)
	Packaging & Containers - 0.2%
$ 198,465	Berlin Packaging LLC 3.11%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	$ 195,901
176,040	Berry Global, Inc. 1.85%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	173,871
238,061	Flex Acquisition Co., Inc. 4.00%, 02/23/2028, 1 mo. USD LIBOR + 3.500%	235,866
155,000	Proampac PG Borrower LLC 4.32%, 11/03/2025, 1 mo. USD LIBOR + 3.750%(2)	154,709
260,704	Reynolds Group Holdings, Inc. 2.84%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	259,726
	TricorBraun Holdings, Inc.
34,889	3.32%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(10)	34,518
155,111	3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	153,464
		1,208,055
	Pharmaceuticals - 0.4%
	Bausch Health Cos., Inc.
136,644	2.84%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	135,201
152,161	3.09%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	151,020
426,096	Elanco Animal Health, Inc. 1.85%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	417,953
189,050	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	188,872
135,000	HCRX Investments Holdco L.P. 0.00%, 07/14/2028, 1 mo. USD LIBOR + 2.250%(9)	134,367
214,462	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	212,211
266,679	IQVIA, Inc. 1.84%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	265,545
185,000	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	185,174
190,000	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	189,407
		1,879,750
	Real Estate - 0.1%
419,545	VICI Properties LLC 1.84%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	414,872
	Retail - 0.4%
455,690	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	446,576
208,773	Beacon Roofing Supply, Inc. 2.59%, 05/19/2028, 1 mo. USD LIBOR + 2.500%	206,869
EUR 100,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	117,662
$ 373,975	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	371,929

112

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.4%(8) - (continued)
	Retail - 0.4% - (continued)
$ 332,148	KFC Holding Co. 1.84%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	$ 331,852
	LBM Acquisition LLC
28,718	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(9)	28,431
128,908	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	127,619
130,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	129,870
280,000	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%	277,841
125,807	Staples, Inc. 5.18%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	121,876
		2,160,525
	Semiconductors - 0.0%
100,464	ON Semiconductor Corp. 2.09%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	99,381
	Software - 0.8%
442,589	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	441,713
205,000	E2open LLC 3.75%, 02/04/2028, 1 mo. USD LIBOR + 3.250%	204,401
456,093	EVO Payments International LLC 3.35%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	454,004
150,735	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	148,212
	Go Daddy Operating Co. LLC
214,443	1.84%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	211,870
237,600	2.09%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	234,860
297,704	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	297,579
17,462	MA Finance Co. LLC 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	17,185
184,538	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	184,250
215,000	Polaris Newco LLC 4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	214,731
160,000	Proofpoint, Inc. 0.00%, 06/09/2028, 1 mo. USD LIBOR + 3.250%(9)	158,320
117,921	Seattle Spinco, Inc. 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	116,054
31,244	SS&C European Holdings S.a.r.l. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	30,758
342,222	SS&C Technologies, Inc. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	336,758
	Ultimate Software Group, Inc.
394,481	3.84%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	394,063
267,978	4.00%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	267,670
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.4%(8) - (continued)
	Software - 0.8% - (continued)
$ 49,412	Verint Systems, Inc. 2.10%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	$ 49,041
403,988	WEX, Inc. 2.34%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	399,216
295,763	Zelis Healthcare Corp. 3.60%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	293,989
		4,454,674
	Telecommunications - 0.2%
487,999	Altice France S.A. 3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	481,441
99,750	Frontier Communications Corp. 4.50%, 01/05/2028, 1 mo. USD LIBOR + 3.750%	99,563
252,996	Level 3 Financing, Inc. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	247,463
225,000	Telenet Financing USD LLC 2.09%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	220,750
		1,049,217
	Transportation - 0.2%
99,750	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	99,241
230,000	First Student Bidco, Inc. 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.000%(9)	228,238
493,750	Genesee & Wyoming, Inc. 2.15%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	488,936
		816,415
	Total Senior Floating Rate Interests (cost $40,501,747)	$ 40,534,016
U.S. GOVERNMENT AGENCIES - 0.4%
	Mortgage-Backed Agencies - 0.4%
	FHLMC - 0.4%
6,411,922	0.85%, 11/25/2030(3)(5)	$ 439,287
964,169	0.88%, 11/25/2030(3)(5)	69,245
1,756,078	1.03%, 10/25/2030(3)(5)	143,181
5,227,795	1.12%, 06/25/2030(3)(5)	462,165
58,747	2.05%, 01/25/2051, 3 mo. USD SOFR + 2.000%(1)(2)	59,211
1,011,736	2.14%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,022,094
	Total U.S. Government Agencies (cost $2,127,595)	$ 2,195,183
U.S. GOVERNMENT SECURITIES - 77.2%
	U.S. Treasury Securities - 77.2%
	U.S. Treasury Bonds - 2.1%
2,732,148	0.25%, 02/15/2050(6)	$ 3,218,954
7,660,000	2.25%, 05/15/2041(6)(11)(12)	8,217,744
		11,436,698
	U.S. Treasury Notes - 75.1%
51,527,659	0.13%, 04/15/2025(6)	56,170,516
10,118,529	0.13%, 04/15/2026(6)	11,174,255

113

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 77.2% - (continued)
	U.S. Treasury Securities - 77.2% - (continued)
	U.S. Treasury Notes - 75.1% - (continued)
$ 10,407,985	0.13%, 07/15/2026(6)		$ 11,588,912
18,579,159	0.13%, 07/15/2030(6)		21,078,395
4,657,449	0.13%, 01/15/2031(6)		5,261,098
10,917,036	0.13%, 07/15/2031(6)		12,401,640
30,916,546	0.25%, 07/15/2029(6)		35,330,205
17,731,220	0.38%, 01/15/2027(6)		20,014,345
5,433,479	0.50%, 01/15/2028(6)		6,235,554
72,711,672	0.63%, 04/15/2023(6)		76,950,819
86,110,461	0.63%, 01/15/2026(6)		96,949,391
49,342,600	0.88%, 01/15/2029(6)		58,576,348
			411,731,478
	Total U.S. Government Securities (cost $400,940,114)		$ 423,168,176
	Total Long-Term Investments (Cost $512,606,800)		$ 534,106,381
SHORT-TERM INVESTMENTS - 1.0%
	U.S. Treasury Securities - 1.0%
5,475,000	U.S. Treasury Bills 0.04%, 08/31/2021(13)		$ 5,474,828
	Total Short-Term Investments (cost $5,474,828)		$ 5,474,828
	Total Investments (cost $518,081,628)	98.4%	$ 539,581,209
	Other Assets and Liabilities	1.6%	8,645,603
	Total Net Assets	100.0%	$ 548,226,812
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $19,551,453, representing 3.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $10,583,749, representing 1.9% of net assets.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2021, the aggregate value of the unfunded commitment was $34,518, which rounds to 0.0% of total net assets.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2021, the market value of securities pledged was $4,827,656.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2021, the market value of securities pledged was $1,609,219.
(13)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-OAT Future	47	09/08/2021	$ 9,036,564	$ 202,922
U.S. Treasury 10-Year Note Future	510	09/21/2021	68,571,094	1,283,142
U.S. Treasury 10-Year Ultra Future	9	09/21/2021	1,352,250	(1,282)
Total				$ 1,484,782
Short position contracts:
U.S. Treasury Ultra Bond Future	9	09/21/2021	$ 1,795,781	$ (31,079)
114

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Futures Contracts Outstanding at July 31, 2021 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Australian 10-Year Bond Future	59	09/15/2021	$ 6,295,304	$ (183,855)
Euro-BTP Future	49	09/08/2021	8,967,714	(225,880)
Euro-BUND Future	130	09/08/2021	27,229,289	(750,511)
Euro-BUXL 30-Year Bond Future	10	09/08/2021	2,550,911	(51,399)
Long Gilt Future	45	09/28/2021	8,118,370	(156,169)
U.S. Treasury 2-Year Note Future	39	09/30/2021	8,605,594	233
U.S. Treasury 5-Year Note Future	575	09/30/2021	71,556,055	(344,185)
Total				$ (1,742,845)
Total futures contracts				$ (258,063)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2021
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BCLY	2.29% Fixed	CPURNSA	USD	25,572,000	01/15/2022	At Maturity	$ —	$ —	$ 415,014	$ 415,014
BCLY	2.00% Fixed	CPURNSA	USD	7,810,000	01/15/2022	At Maturity	—	—	164,034	164,034
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/2024	At Maturity	—	—	278,245	278,245
BOA	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/2029	At Maturity	—	—	836,406	836,406
CBK	2.83% Fixed	CPURNSA	USD	6,600,000	04/15/2026	At Maturity	—	—	73,750	73,750
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	289,410	289,410
Total OTC interest rate swap contracts							$ —	$ —	$ 2,056,859	$ 2,056,859

OTC Total Return Swap Contracts Outstanding at July 31, 2021
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
iBoxx USD Liquide High Yield	GST	USD	2,540,000	(0.13%)	12/20/21	At Maturity	$ —	$ —	$ (2,468)	$ (2,468)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2021
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Colombia Republic (BBB-)	USD	2,815,000	1.00%	06/20/2026	Quarterly	$ (35,096)	$ (60,846)	$ (25,750)
Panama Republic (BBB)	USD	1,090,000	1.00%	06/20/2026	Quarterly	8,716	15,300	6,584
Total centrally cleared credit default swap contracts						$ (26,380)	$ (45,546)	$ (19,166)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

115

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	0.94% Fixed	USD	13,439,000	08/22/2024	Annual	$ —	$ —	$ (356,661)	$ (356,661)
12 Mo. Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/2026	Annual	—	(1)	(267,377)	(267,376)
12 Mo. Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/2026	Annual	51,999	—	(89,456)	(141,455)
MXN-TIIE-Banxico-Bloomberg	7.13% Fixed	MXN	61,332,600	06/04/2031	Lunar	30,423	—	69,233	38,810
MXN-TIIE-Banxico-Bloomberg	6.91% Fixed	MXN	147,390,000	09/03/2031	Lunar	—	(302)	2,569	2,871
Total centrally cleared interest rate swaps contracts						$ 82,422	$ (303)	$ (641,692)	$ (723,811)

Bond Forward Contracts Outstanding at July 31, 2021
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ Depreciation
BOA	U.S. Treasury Bonds, 0.13%, 04/15/2025(1)	USD	12,981,385	04/15/2025	$35,849
BOA	U.S. Treasury Bonds, 0.50%, 04/15/2024(1)	USD	34,290,088	04/15/2024	71,004
BOA	U.S. Treasury Bonds, 0.50%, 01/15/2028(1)	USD	825,863	01/15/2028	5,085
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2026(1)	USD	13,053,173	01/15/2026	46,316
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028(1)	USD	3,051,409	07/15/2028	23,768
Total Bond Forward Contracts					$182,022

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
1,143,000	BRL	231,054	USD	JPM	08/03/2021	$ (11,675)
18,064,000	BRL	3,503,491	USD	MSC	08/03/2021	(36,417)
1,143,000	BRL	220,784	USD	MSC	09/02/2021	(2,303)
6,610,000	CAD	5,266,844	USD	MSC	08/31/2021	31,159
5,547,455,000	COP	1,418,387	USD	BNP	08/31/2021	9,711
754,800,000	JPY	6,842,411	USD	CBK	08/31/2021	39,427
90,033,000	MXN	4,480,101	USD	MSC	08/31/2021	24,263
175,410,000	RUB	2,354,038	USD	BCLY	08/31/2021	31,690
162,000	ZAR	10,881	USD	CBK	08/31/2021	134
3,651,580	USD	18,064,000	BRL	JPM	08/03/2021	184,506
221,683	USD	1,143,000	BRL	MSC	08/03/2021	2,304
3,489,280	USD	18,064,000	BRL	MSC	09/02/2021	36,405
20,444,664	USD	17,321,000	EUR	BNP	08/31/2021	(114,661)
3,688,360	USD	53,695,144,000	IDR	MSC	08/31/2021	(16,414)
5,330,119	USD	6,156,288,000	KRW	BOA	08/31/2021	(19,221)
2,308,436	USD	3,299,000	NZD	MSC	08/31/2021	10,253
5,297,412	USD	394,734,000	RUB	BCLY	08/31/2021	(71,314)
Total foreign currency contracts						$ 97,847
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
116

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 15,483,570	$ —	$ 15,483,570	$ —
Convertible Bonds	1,010,242	—	1,010,242	—
Corporate Bonds	8,917,973	—	8,917,973	—
Foreign Government Obligations	42,797,221	—	42,797,221	—
Senior Floating Rate Interests	40,534,016	—	40,534,016	—
U.S. Government Agencies	2,195,183	—	2,195,183	—
U.S. Government Securities	423,168,176	—	423,168,176	—
Short-Term Investments	5,474,828	—	5,474,828	—
Bond Forward	182,022	—	182,022	—
Foreign Currency Contracts(2)	369,852	—	369,852	—
Futures Contracts(2)	1,486,297	1,486,297	—	—
Swaps - Credit Default(2)	6,584	—	6,584	—
Swaps - Interest Rate(2)	2,098,540	—	2,098,540	—
Total	$ 543,724,504	$ 1,486,297	$ 542,238,207	$ —
Liabilities
Foreign Currency Contracts(2)	$ (272,005)	$ —	$ (272,005)	$ —
Futures Contracts(2)	(1,744,360)	(1,744,360)	—	—
Swaps - Credit Default(2)	(25,750)	—	(25,750)	—
Swaps - Interest Rate(2)	(765,492)	—	(765,492)	—
Swaps - Total Return(2)	(2,468)	—	(2,468)	—
Total	$ (2,810,075)	$ (1,744,360)	$ (1,065,715)	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
117

Hartford International Equity Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Argentina - 0.0%
46,476	YPF S.A. ADR*	$ 202,635
	Australia - 0.7%
9,047	CSL Ltd.	1,926,021
244,245	OceanaGold Corp.*	475,726
400,150	Resolute Mining Ltd.*	157,727
73,304	Wesfarmers Ltd.	3,305,031
304,969	Western Areas Ltd.	586,085
		6,450,590
	Austria - 0.1%
23,995	Erste Group Bank AG	929,820
28,791	Zumtobel Group AG	305,331
		1,235,151
	Belgium - 0.4%
23,223	Ageas S.A.	1,226,306
85,213	AGFA-Gevaert N.V.*	420,004
33,998	Anheuser-Busch InBev S.A.	2,145,685
31,088	bpost S.A.*	349,111
		4,141,106
	Brazil - 1.7%
261,000	B3 S.A. - Brasil Bolsa Balcao	764,220
136,291	Cia de Saneamento Basico do Estado de Sao Paulo	927,928
139,500	Localiza Rent a Car S.A.	1,664,652
656,588	Magazine Luiza S.A.	2,596,979
77,037	Pagseguro Digital Ltd. Class A*	4,270,931
97,167	Petroleo Brasileiro S.A. ADR	1,036,772
227,464	Vale S.A. ADR	4,781,293
		16,042,775
	Canada - 5.4%
81,424	ARC Resources Ltd.	616,097
36,442	Bank of Montreal(1)	3,608,272
41,955	Bank of Nova Scotia	2,618,656
54,013	Barrick Gold Corp.	1,175,852
50,742	Cameco Corp.	902,505
37,404	Canadian National Railway Co.	4,064,192
48,335	Centerra Gold, Inc.	388,586
42,104	Eldorado Gold Corp.*	392,830
75,804	Fortis, Inc.	3,437,793
66,509	IAMGOLD Corp.*	182,235
29,901	Intact Financial Corp.	4,074,359
95,690	Kinross Gold Corp.	627,726
15,092	Lululemon Athletica, Inc.*	6,039,366
14,915	National Bank of Canada	1,141,579
45,923	Pembina Pipeline Corp.	1,518,006
82,961	Royal Bank of Canada	8,390,525
3,299	Shopify, Inc. Class A*	4,948,269
76,582	Toronto-Dominion Bank	5,091,758
25,029	Tourmaline Oil Corp.	683,302
183,957	Trican Well Service Ltd.*(1)	386,316
		50,288,224
	Chile - 0.1%
243,261	Embotelladora Andina S.A. Class B	581,799
	China - 8.0%
43,638	Alibaba Group Holding Ltd. ADR*	8,517,701
13,677	Baidu, Inc. ADR*	2,243,165
1,970,977	China BlueChemical Ltd. Class H	622,233
6,306,540	China Construction Bank Corp. Class H	4,392,779
1,155,485	China Longyuan Power Group Corp. Ltd. Class H	2,163,838
559,083	China Merchants Bank Co., Ltd. Class H	4,253,253
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 8.0% - (continued)
7,741,888	China Reinsurance Group Corp. Class H	$ 747,606
461,955	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	1,707,659
16,104,593	China Tower Corp. Ltd. Class H(2)	2,136,413
861,263	China Vanke Co., Ltd. Class H	2,243,637
3,473,545	CSPC Pharmaceutical Group Ltd.	4,688,725
3,940,965	Dongfeng Motor Group Co., Ltd. Class H*	3,495,991
66,230	ENN Energy Holdings Ltd.	1,382,107
371,000	Haidilao International Holding Ltd.(1)(2)	1,391,606
261,027	Haier Smart Home Co., Ltd.	1,010,617
202,014	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,706,965
568,900	Jinyu Bio-Technology Co., Ltd. Class A	1,565,473
21,057	JOYY, Inc.	1,125,497
219,800	Livzon Pharmaceutical Group, Inc. Class A	1,349,310
222,205	New Oriental Education & Technology Group, Inc. ADR*	482,185
194,000	Ping An Insurance Group Co. of China Ltd. Class H	1,697,663
1,147,474	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,448,939
655,300	Shanxi Meijin Energy Co., Ltd.*	882,558
126,066	Shenzhou International Group Holdings Ltd.	2,797,817
5,089,500	Sinopec Engineering Group Co., Ltd. Class H	2,901,555
162,724	Tencent Holdings Ltd.	9,813,583
34,137	Trip.com Group Ltd. ADR*	885,172
398,600	Universal Scientific Industrial Shanghai Co., Ltd.	848,765
224,145	Vipshop Holdings Ltd. ADR*	3,727,531
462,000	Weimob, Inc.*(2)	626,805
723,400	Yintai Gold Co., Ltd.	1,023,848
		74,880,996
	Cyprus - 0.2%
27,946	Ozon Holdings plc ADR*	1,459,061
	Denmark - 1.2%
95	AP Moller - Maersk A/S Class B	263,646
21,968	Carlsberg A/S Class B	4,059,366
31,043	D/S Norden A/S	886,589
2,493	Drilling Co.*	96,164
24,676	DSV Panalpina A/S	6,015,142
		11,320,907
	Finland - 0.3%
331,058	Nokia Oyj*	2,034,133
28,250	Orion Oyj Class B	1,202,474
		3,236,607
	France - 9.0%
116,713	Accor S.A.*	4,130,484
44,397	Airbus SE*	6,089,876
190,973	AXA S.A.	4,945,632
39,036	BNP Paribas S.A.	2,380,381
88,914	Bureau Veritas S.A.*	2,936,272
14,577	Capgemini SE	3,150,858
43,922	Cie de Saint-Gobain	3,139,468
20,334	Criteo S.A. ADR*	788,756
52,174	Danone S.A.	3,837,580
624	Dassault Aviation S.A.	742,967
33,581	Eiffage S.A.	3,423,403
152,633	Engie S.A.	2,035,408
154,529	Groupe Eurotunnel SE	2,475,336
15,564	Imerys S.A.	720,926
11,666	L'Oreal S.A.	5,337,119
2,301	LVMH Moet Hennessy Louis Vuitton SE	1,842,335
42,706	Metropole Television S.A.	855,140
116,301	Orange S.A.	1,294,329

118

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	France - 9.0% - (continued)
32,976	Quadient S.A.	$ 967,773
21,939	Renault S.A.*	833,257
50,179	Rexel S.A.*	1,059,375
50,375	Schneider Electric SE	8,437,224
32,180	SCOR SE*	898,679
56,423	Societe Generale S.A.	1,652,387
30,693	Sodexo S.A.*	2,615,211
1,593	Sopra Steria Group	316,654
112,097	Television Francaise	1,070,327
132,837	Total SE(1)	5,792,584
13,867	Vicat S.A.	699,038
45,003	Vinci S.A.	4,764,666
52,446	Worldline S.A.*(2)	4,908,947
		84,142,392
	Germany - 5.1%
39,618	Brenntag SE	3,957,019
113,456	CECONOMY AG*	544,308
6,708	Continental AG*	911,249
24,485	Daimler AG	2,185,027
22,326	Deutsche Boerse AG	3,725,404
226,591	Deutsche Telekom AG	4,702,703
37,572	Fresenius Medical Care AG & Co. KGaA	2,961,470
39,460	Fresenius SE & Co. KGaA	2,074,016
29,306	Fuchs Petrolub SE	1,460,274
1,646	Hamburger Hafen und Logistik AG	39,042
121,059	Infineon Technologies AG	4,626,164
10,963	Merck KGaA	2,244,170
23,350	Metro AG	302,685
33,189	SAP SE	4,762,994
25,665	Scout24 AG(2)	2,197,801
22,227	Volkswagen AG	5,413,841
49,532	Zalando SE*(2)	5,503,615
		47,611,782
	Greece - 0.1%
49,936	Hellenic Telecommunications Organization S.A.	911,248
	Hong Kong - 3.1%
437,862	AIA Group Ltd.	5,239,352
1,025,000	Ausnutria Dairy Corp. Ltd.*	970,770
1,840,000	China Merchants Port Holdings Co., Ltd.	2,563,815
1,578,178	China Overseas Land & Investment Ltd.	3,307,771
441,176	China Resources Gas Group Ltd.	2,719,331
198,849	CK Asset Holdings Ltd.	1,352,908
133,588	Dah Sing Financial Holdings Ltd.	421,106
211,255	G-Resources Group Ltd.*	77,476
27,518	Hong Kong Exchanges & Clearing Ltd.	1,758,667
106,974	iClick Interactive Asia Group Ltd. ADR*	605,473
36,350	Orient Overseas International Ltd.	664,540
2,671,816	Pacific Basin Shipping Ltd.*	1,190,905
726,119	PAX Global Technology Ltd.	787,644
1,892,745	Sino Biopharmaceutical Ltd.	1,607,880
141,000	Swire Pacific Ltd. Class A	875,868
249,000	Techtronic Industries Co., Ltd.	4,440,238
		28,583,744
	Hungary - 0.1%
397,103	Magyar Telekom Telecommunications plc	562,025
	India - 1.9%
32,671	Asian Paints Ltd.	1,299,925
268,896	Bharti Airtel Ltd.	2,033,982
194,201	Canara Bank*	400,503
140,557	ICICI Bank Ltd. ADR*	2,612,955
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	India - 1.9% - (continued)
162,309	Infosys Ltd.	$ 3,537,345
71,439	NTPC Ltd.	113,618
497,543	Oil & Natural Gas Corp. Ltd.	770,693
66,452	Reliance Industries Ltd. GDR(2)	3,674,796
62,957	Tata Consultancy Services Ltd.	2,684,088
151,126	Zee Entertainment Enterprises Ltd.	412,572
		17,540,477
	Indonesia - 0.4%
1,271,927	Bank Central Asia Tbk PT	2,625,711
2,019,409	Bank Mandiri Persero Tbk PT	795,700
2,500,822	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	194,527
		3,615,938
	Ireland - 1.8%
432,414	AIB Group plc*	1,062,029
251,486	Bank of Ireland Group plc*	1,334,183
76,871	Experian plc	3,384,308
29,293	Flutter Entertainment plc*	5,002,733
18,690	Linde plc*	5,731,177
		16,514,430
	Italy - 2.1%
79,510	Assicurazioni Generali S.p.A.	1,585,281
327,274	BPER Banca	638,024
324,141	Davide Campari-Milano N.V.(1)	4,556,948
169,583	Eni S.p.A.	2,005,423
19,606	Ferrari N.V.	4,272,892
61,537	Moncler S.p.A.	4,226,526
188,709	Saipem S.p.A.*(1)	432,942
156,183	UniCredit S.p.A.	1,868,162
		19,586,198
	Japan - 13.0%
24,660	Aeon Delight Co., Ltd.	811,368
43,480	Alfresa Holdings Corp.	662,195
66,100	Alps Electric Co., Ltd.	688,028
66,966	Asahi Group Holdings Ltd.	3,013,104
326,790	Astellas Pharma, Inc.	5,204,906
4,600	Benesse Holdings, Inc.	105,850
11,250	Canon, Inc.	259,066
74,820	Chiyoda Corp.*(1)	266,708
15,435	Chubu Steel Plate Co., Ltd.	110,446
48,560	Chugai Pharmaceutical Co., Ltd.	1,789,461
188,230	Citizen Watch Co., Ltd.	736,324
16,170	CMIC Holdings Co., Ltd.	210,704
50,420	Cosel Co., Ltd.	469,298
71,880	Dai-ichi Life Holdings, Inc.	1,322,954
52,860	DeNA Co., Ltd.	995,350
38,248	Eisai Co., Ltd.	3,146,004
4,150	Enplas Corp.	125,881
30,070	Exedy Corp.	455,366
35,375	Fuji Media Holdings, Inc.	383,780
2,241	Fujitsu Ltd.	381,262
9,435	Gendai Agency, Inc.*	29,611
199,650	Gree, Inc.	1,100,742
134,420	Hino Motors Ltd.	1,178,418
32,000	Hisaka Works Ltd.	237,284
97,880	Honda Motor Co., Ltd.	3,143,697
48,390	Ichiyoshi Securities Co., Ltd.	266,327
151,430	Inpex Corp.	1,074,026
118,932	Isuzu Motors Ltd.	1,586,515
56,180	Japan Airlines Co., Ltd.*	1,171,207
14,580	Japan Petroleum Exploration Co., Ltd.	242,272

119

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Japan - 13.0% - (continued)
22,100	Japan Steel Works Ltd.	$ 543,656
44,896	Japan Tobacco, Inc.	877,281
120,280	JGC Holdings Corp.	1,082,841
39,810	Kamigumi Co., Ltd.	840,101
68,065	Kao Corp.	4,098,284
162,260	KDDI Corp.	4,962,495
126,360	Kirin Holdings Co., Ltd.	2,311,225
13,220	Kissei Pharmaceutical Co., Ltd.	271,976
47,070	Kyoei Steel Ltd.	609,938
30,690	Maruichi Steel Tube Ltd.	740,366
39,240	Maxell Holdings Ltd.*	459,319
24,180	Miraial Co., Ltd.	274,423
88,900	Mitsubishi Estate Co., Ltd.	1,394,567
18,591	Mitsubishi Heavy Industries Ltd.	537,154
104,130	Mitsubishi Motors Corp.*	292,577
455,400	Mitsubishi UFJ Financial Group, Inc.	2,405,731
61,820	Nakayama Steel Works Ltd.	224,562
46,040	Neturen Co., Ltd.	243,761
26,725	Nichicon Corp.	284,655
71,670	Nikon Corp.	667,201
429	Nippon Building Fund, Inc.	2,772,476
39,030	Nippon Chemi-Con Corp.*	905,453
66,714	Nippon Television Holdings, Inc.	741,742
218,960	Nissan Motor Co., Ltd.*	1,270,808
36,510	Nitori Holdings Co., Ltd.	6,939,676
72,320	NOK Corp.	956,621
111,225	Nomura Holdings, Inc.	556,968
12,030	Obic Co., Ltd.	2,114,313
10,630	OKUMA Corp.	532,535
40,920	Ono Pharmaceutical Co., Ltd.	934,128
18,250	Pacific Metals Co., Ltd.*	283,326
20,780	Paramount Bed Holdings Co., Ltd.	371,424
394,180	Resona Holdings, Inc.	1,480,019
22,250	Sanyo Shokai Ltd.*	175,268
31,048	Secom Co., Ltd.	2,350,040
86,392	Seven & i Holdings Co., Ltd.	3,854,845
46,498	SG Holdings Co., Ltd.	1,250,286
5,116	Shibaura Machine Co., Ltd.	121,581
11,630	Shimamura Co., Ltd.	1,124,222
23,867	Shin-Etsu Chemical Co., Ltd.	3,893,403
53,260	Shiseido Co., Ltd.	3,559,668
256,848	Softbank Corp.	3,354,744
47,250	SoftBank Group Corp.	2,971,346
32,210	Sumitomo Heavy Industries Ltd.	892,144
59,018	Sumitomo Mitsui Financial Group, Inc.	1,989,441
43,630	Sumitomo Mitsui Trust Holdings, Inc.	1,432,192
51,981	Sumitomo Realty & Development Co., Ltd.	1,694,228
34,600	Sumitomo Riko Co., Ltd.	255,131
13,880	Sysmex Corp.	1,651,589
142,204	T&D Holdings, Inc.	1,819,464
35,660	Tachi-S Co., Ltd.	475,437
40,250	Taiheiyo Cement Corp.	937,771
58,810	Takeda Pharmaceutical Co., Ltd.	1,957,580
8,910	Tamron Co., Ltd.	214,024
22,400	THK Co., Ltd.	641,743
113,540	Tochigi Bank Ltd.	173,995
53,550	Tokai Rika Co., Ltd.	834,541
9,020	Tokyo Seimitsu Co., Ltd.	386,181
111,570	Tokyo Steel Manufacturing Co., Ltd.	1,120,729
48,700	Toppan Forms Co., Ltd.	469,093
37,940	Toppan, Inc.	643,579
28,140	Toyota Boshoku Corp.	567,685
29,870	TS Tech Co., Ltd.	444,385
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Japan - 13.0% - (continued)
15,411	Tsuruha Holdings, Inc.	$ 1,819,498
43,990	TV Asahi Holdings Corp.	683,741
56,400	Unipres Corp.	509,399
66,370	Ushio, Inc.	1,189,287
57,490	Xebio Holdings Co., Ltd.	527,114
29,250	Yamato Kogyo Co., Ltd.	994,649
8,610	Yodogawa Steel Works Ltd.	185,768
		121,315,547
	Luxembourg - 0.1%
20,795	RTL Group S.A.*	1,177,271
	Macau - 0.5%
1,496,978	Sands China Ltd.*	5,098,785
	Malaysia - 0.6%
726,295	CIMB Group Holdings Bhd	765,373
2,992,297	DiGi.Com Bhd	2,944,421
49,265	Nestle Malaysia Bhd	1,552,317
		5,262,111
	Mexico - 0.3%
84,141	America Movil S.A.B. de C.V. Class L, ADR	1,400,948
1,663,171	Telesites S.A.B. de C.V.*	1,383,591
		2,784,539
	Netherlands - 4.0%
98,000	ABN Amro Bank N.V.*(2)	1,142,349
1,616	Adyen N.V.*(2)	4,379,439
9,413	ASML Holding N.V.	7,195,144
43,640	Fugro N.V.*	412,539
86,046	Heineken N.V.	10,020,205
189,234	ING Groep N.V.	2,428,003
70,900	Koninklijke Philips N.V.	3,269,159
139,641	PostNL N.V.	755,679
40,506	QIAGEN N.V.*	2,170,842
77,663	Royal Dutch Shell plc Class A	1,561,101
214,824	Royal Dutch Shell plc Class B	4,244,744
		37,579,204
	Norway - 0.2%
245,818	Norsk Hydro ASA	1,635,425
	Philippines - 0.4%
1,293,000	Ayala Land, Inc.	845,876
339,927	BDO Unibank, Inc.	693,659
3,320,605	SM Prime Holdings, Inc.	2,091,329
		3,630,864
	Portugal - 0.3%
153,346	Jeronimo Martins SGPS S.A.	3,124,246
	Russia - 0.4%
150,158	Gazprom PJSC ADR	1,168,604
3,827	LUKOIL PJSC ADR	327,920
38,436	Sberbank of Russia PJSC ADR	639,632
162,971	Surgutneftegas PJSC ADR	714,618
368,742	VEON Ltd. ADR*	645,299
		3,496,073
	South Africa - 0.4%
38,841	Astral Foods Ltd.	407,403
61,753	Gold Fields Ltd.	609,857
117,045	Harmony Gold Mining Co., Ltd. ADR(1)	479,885
6,081	Impala Platinum Holdings Ltd.	109,619
89,500	MTN Group Ltd.*	642,854
577,664	Nampak Ltd.*	110,397

120

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	South Africa - 0.4% - (continued)
1,042,559	Old Mutual Ltd.	$ 919,366
99,813	Raubex Group Ltd.	194,159
1	Thungela Resources Ltd.*	3
		3,473,543
	South Korea - 5.5%
10,492	AfreecaTV Co., Ltd.	1,209,997
11,480	CJ CheilJedang Corp.	4,667,211
22,627	CJ ENM Co., Ltd.	3,213,564
10,517	CJ Logistics Corp.*	1,609,487
25,861	Dentium Co., Ltd.	1,625,690
95,231	DGB Financial Group, Inc.	781,001
10,235	E-Mart, Inc.	1,501,236
27,794	Fila Holdings Corp.	1,263,282
59,183	Hana Financial Group, Inc.	2,232,893
18,321	Hankook Tire & Technology Co., Ltd.	771,138
98,198	KB Financial Group, Inc.	4,361,550
88,849	Kginicis Co., Ltd.	1,670,622
55,430	KT Corp.	1,628,347
1,657	LG Household & Health Care Ltd.	2,101,772
182,993	Samsung Electronics Co., Ltd.	12,505,081
44,225	Shinhan Financial Group Co., Ltd.	1,498,925
31,967	SK Telecom Co., Ltd.	8,373,243
85,826	Tongyang Life Insurance Co., Ltd.	400,238
		51,415,277
	Spain - 2.7%
554,516	CaixaBank S.A.	1,646,862
172,019	Cellnex Telecom S.A.(2)	11,218,495
254,605	Iberdrola S.A.	3,064,192
235,320	Industria de Diseno Textil S.A.	7,981,199
227,024	Prosegur Cia de Seguridad S.A.	775,587
722,091	Unicaja Banco S.A.(2)	663,981
		25,350,316
	Sweden - 2.2%
296,507	Assa Abloy AB Class B	9,510,840
46,085	Atlas Copco AB Class A	3,121,107
58,645	Atlas Copco AB Class B	3,334,457
180,510	Sandvik AB	4,707,032
		20,673,436
	Switzerland - 5.9%
35,005	Adecco Group AG	2,096,315
44,823	GAM Holding AG*	96,969
19,933	Implenia AG*	529,434
88,872	Julius Baer Group Ltd.	5,865,726
16,973	Kuehne + Nagel International AG	5,725,553
40,135	LafargeHolcim Ltd.*	2,352,760
6,670	Lonza Group AG	5,193,431
36,226	Nestle S.A.	4,587,286
54,760	Novartis AG	5,064,116
3,675	Partners Group Holding AG	6,278,237
13,825	Roche Holding AG	5,340,764
6,526	Schindler Holding AG	2,112,697
1,404	SGS S.A.	4,544,290
190,066	UBS Group AG	3,131,485
18,545	Vifor Pharma AG	2,593,551
		55,512,614
	Taiwan - 6.5%
216,853	Advantech Co., Ltd.	2,830,385
439,801	ASE Technology Holding, Co., Ltd.	1,935,274
153,108	Catcher Technology Co., Ltd.	1,014,940
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Taiwan - 6.5% - (continued)
506,027	Chailease Holding Co., Ltd.	$ 4,199,329
4,370,212	CTBC Financial Holding Co., Ltd.	3,578,778
269,470	Delta Electronics, Inc.	2,776,603
301,132	Foxconn Technology Co., Ltd.	666,113
31,435	Globalwafers Co., Ltd.	955,094
51,762	Hiwin Technologies Corp.	595,572
1,980,636	Hon Hai Precision Industry Co., Ltd.	7,826,919
216,212	Hotai Motor Co., Ltd.	4,576,902
38,000	Lotes Co., Ltd.	778,288
248,434	MediaTek, Inc.	8,123,257
103,305	Phison Electronics Corp.	1,765,462
1,306,605	Powerchip Semiconductor Manufacturing Corp.	3,171,625
1,366,400	Shin Kong Financial Holding Co., Ltd.	448,606
140,000	Simplo Technology Co., Ltd.	1,852,003
447,917	Taiwan Semiconductor Manufacturing Co., Ltd.	9,361,240
203,757	Yageo Corp.	4,109,096
		60,565,486
	Thailand - 0.9%
2,035,378	CP ALL PCL	3,653,679
446,041	Kasikornbank PCL	1,388,061
163,041	Kasikornbank PCL NVDR	510,579
1,457,500	PTT PCL	1,540,979
2,926,106	Thai Beverage PCL	1,401,294
		8,494,592
	Turkey - 0.3%
247,837	Anadolu Efes Biracilik Ve Malt Sanayii AS	653,565
75,205	Coca-Cola Icecek AS	756,341
684,848	Turk Telekomunikasyon AS	529,932
338,969	Turkcell Iletisim Hizmetleri AS	620,044
252,635	Ulker Biskuvi Sanayi AS	598,032
		3,157,914
	United Kingdom - 9.5%
168,494	Anglo American plc	7,466,637
76,460	AstraZeneca plc	8,786,009
411,487	Auto Trader Group plc*(2)	3,728,138
192,941	Babcock International Group plc*	685,739
863,078	BAE Systems plc	6,919,764
739,296	BP plc	2,967,553
91,884	British Land Co. plc REIT	650,532
561,888	BT Group plc*	1,353,439
740,524	Centrica plc*	467,292
150,359	Compass Group plc*	3,177,068
37,790	Croda International plc	4,423,744
113,083	Diageo plc	5,607,363
23,961	Endeavour Mining plc.	570,600
24,782	Go-Ahead Group plc*	354,115
477,258	Hays plc*	981,816
428,505	J Sainsbury plc	1,687,379
205,768	Kingfisher plc	1,056,912
62,112	Land Securities Group plc REIT	611,330
277,523	Marks & Spencer Group plc*	522,445
330,072	National Grid plc	4,220,339
110,695	Pagegroup plc*	946,277
146,042	Provident Financial plc*	574,886
120,155	Prudential plc	2,256,370
53,841	Reckitt Benckiser Group plc	4,118,819
377,008	Sage Group plc	3,674,844
244,870	SIG plc*	155,046
432,417	Smith & Nephew plc	8,824,238
165,961	Smiths Group plc	3,585,815
239,527	Standard Chartered plc	1,435,918

121

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	United Kingdom - 9.5% - (continued)
63,373	SThree plc	$ 440,998
69,881	Unilever plc	4,027,931
155,418	WPP plc	2,010,026
		88,289,382
	United States - 0.9%
727,000	Allstar Co.*(3)(4)	740,086
85,000	Bizlink Holding, Inc.	784,764
135,133	Coupang, Inc.*(3)(5)	4,890,598
29,437	Honest Co., Inc.*(3)(5)	412,236
30,198	Ovintiv, Inc.	776,250
16,188	Tory Burch LLC*(3)(4)(6)	811,336
		8,415,270
	Total Common Stocks (cost $731,511,318)	$ 899,359,980
CONVERTIBLE PREFERRED STOCKS - 0.2%
	United States - 0.2%
243,469	Essence Group Holdings Corp. Series 3*(3)(4)(6)	$ 601,368
38,688	Lookout, Inc. Series F*(3)(4)(6)	394,618
15,711	Rubicon Global Holdings LLC Series C*(3)(4)(6)	289,161
8,679	We Co. Series D1*(3)(4)	68,529
15,935	We Co. Series D2*(3)(4)	125,823
		1,479,499
	Total Convertible Preferred Stocks (cost $1,550,386)	$ 1,479,499
ESCROWS - 0.0%(7)
	United States - 0.0%
51,890	Marklogic Corp.*(3)(4)(6)	$ 675
46,766	One Kings Lane, Inc.*(3)(4)(6)	7,482
	Total Escrows (cost $—)	$ 8,157
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
5,239	iShares Core MSCI EAFE ETF	$ 395,806
	Total Exchange-Traded Funds (cost $391,224)	$ 395,806
CLOSED END FUNDS - 0.1%
	Canada - 0.1%
50,703	Sprott Physical Uranium Trust *	$ 469,402
	Total Closed Funds (cost $336,965)	$ 469,402
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.5%
	Brazil - 0.5%
1,543,620	Itau S.A.		$ 3,310,562
243,200	Itau Unibanco Holding S.A.		1,414,863
			4,725,425
	Total Preferred Stocks (cost $3,571,376)		$ 4,725,425
	Total Long-Term Investments (cost $737,361,269)		$ 906,438,269
SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 1.9%
18,083,632	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $18,083,662; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $18,445,330		$ 18,083,632
	Securities Lending Collateral - 0.6%
1,229,228	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)		1,229,228
3,430,409	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(8)		3,430,409
411,675	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(8)		411,675
			5,071,312
	Total Short-Term Investments (cost $23,154,944)		$ 23,154,944
	Total Investments (cost $760,516,213)	99.6%	$ 929,593,213
	Other Assets and Liabilities	0.4%	3,981,762
	Total Net Assets	100.0%	$ 933,574,975
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

122

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $41,572,385, representing 4.5% of net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $8,341,912, which represented 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $3,039,078 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	727,000	$ —	$ 740,086
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred Stocks	243,469	384,998	601,368
07/2014	Lookout, Inc. Series F Convertible Preferred Stocks	38,688	441,937	394,618
10/2020	Marklogic Corp.	51,890	—	675
Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2014	One Kings Lane, Inc.	46,766	$ —	$ 7,482
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred Stocks	15,711	313,599	289,161
11/2013	Tory Burch LLC	16,188	1,268,749	811,336
12/2014	We Co. Series D1 Convertible Preferred Stocks	8,679	144,516	68,529
12/2014	We Co. Series D2 Convertible Preferred Stocks	15,935	265,336	125,823
			$ 2,819,135	$ 3,039,078

(5)	Investment is temporarily subject to certain trading restrictions. At July 31, 2021, the value of such restricted securities amounted to $5,302,834 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2014	Coupang, Inc.	135,133	$ 420,686	$ 4,890,598
08/2014	Honest Co., Inc.	29,437	376,800	412,236
			$ 797,486	$ 5,302,834

(6)	Investment valued using significant unobservable inputs.
(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	125	09/16/2021	$ 16,740,957	$ 70,826
Total futures contracts				$ 70,826
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
123

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 202,635	$ 202,635	$ —	$ —
Australia	6,450,590	475,726	5,974,864	—
Austria	1,235,151	305,331	929,820	—
Belgium	4,141,106	420,004	3,721,102	—
Brazil	16,042,775	16,042,775	—	—
Canada	50,288,224	50,288,224	—	—
Chile	581,799	581,799	—	—
China	74,880,996	16,981,251	57,899,745	—
Cyprus	1,459,061	1,459,061	—	—
Denmark	11,320,907	886,589	10,434,318	—
Finland	3,236,607	—	3,236,607	—
France	84,142,392	2,611,669	81,530,723	—
Germany	47,611,782	—	47,611,782	—
Greece	911,248	—	911,248	—
Hong Kong	28,583,744	4,373,050	24,210,694	—
Hungary	562,025	562,025	—	—
India	17,540,477	6,287,751	11,252,726	—
Indonesia	3,615,938	—	3,615,938	—
Ireland	16,514,430	—	16,514,430	—
Italy	19,586,198	—	19,586,198	—
Japan	121,315,547	110,446	121,205,101	—
Luxembourg	1,177,271	—	1,177,271	—
Macau	5,098,785	—	5,098,785	—
Malaysia	5,262,111	—	5,262,111	—
Mexico	2,784,539	2,784,539	—	—
Netherlands	37,579,204	412,539	37,166,665	—
Norway	1,635,425	—	1,635,425	—
Philippines	3,630,864	1,539,535	2,091,329	—
Portugal	3,124,246	3,124,246	—	—
Russia	3,496,073	645,299	2,850,774	—
South Africa	3,473,543	1,703,810	1,769,733	—
South Korea	51,415,277	2,101,772	49,313,505	—
Spain	25,350,316	—	25,350,316	—
Sweden	20,673,436	—	20,673,436	—
Switzerland	55,512,614	529,434	54,983,180	—
Taiwan	60,565,486	—	60,565,486	—
Thailand	8,494,592	5,194,658	3,299,934	—
Turkey	3,157,914	1,183,497	1,974,417	—
United Kingdom	88,289,382	6,880,739	81,408,643	—
United States	8,415,270	776,250	6,827,684	811,336
Convertible Preferred Stocks
United States	1,479,499	—	194,352	1,285,147
Escrows	8,157	—	—	8,157
Exchange-Traded Funds	395,806	395,806	—	—
Closed End Funds	469,402	469,402	—	—
Preferred Stocks	4,725,425	4,725,425	—	—
Short-Term Investments	23,154,944	5,071,312	18,083,632	—
Futures Contracts(2)	70,826	70,826	—	—
Total	$ 929,664,039	$ 139,197,425	$ 788,361,974	$ 2,104,640

(1)	For the period ended July 31, 2021, investments valued at $1,917,436 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
124

The Hartford International Growth Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Brazil - 2.0%
251,012	Pagseguro Digital Ltd. Class A*	$ 13,916,105
	Canada - 5.1%
49,365	Lululemon Athletica, Inc.*	19,754,392
10,766	Shopify, Inc. Class A*	16,148,246
		35,902,638
	China - 3.9%
45,569	Alibaba Group Holding Ltd. ADR*	8,894,613
305,342	Tencent Holdings Ltd.	18,414,610
		27,309,223
	Denmark - 2.8%
80,420	DSV Panalpina A/S	19,603,570
	France - 12.0%
380,869	Accor S.A.*	13,478,990
144,651	Airbus SE*	19,841,580
38,008	L'Oreal S.A.	17,388,414
102,353	Schneider Electric SE	17,142,932
171,491	Worldline S.A.*(1)	16,051,561
		83,903,477
	Germany - 7.2%
394,530	Infineon Technologies AG	15,076,621
72,420	Volkswagen AG	17,639,373
161,383	Zalando SE*(1)	17,931,637
		50,647,631
	Hong Kong - 2.1%
813,519	Techtronic Industries Co., Ltd.	14,506,900
	India - 1.7%
216,759	Reliance Industries Ltd. GDR(1)	11,986,773
	Ireland - 2.3%
95,615	Flutter Entertainment plc*	16,329,374
	Italy - 6.1%
1,056,103	Davide Campari-Milano N.V.(2)	14,847,261
64,087	Ferrari N.V.	13,970,045
201,242	Moncler S.p.A.	13,821,841
		42,639,147
	Japan - 4.3%
96,845	Eisai Co., Ltd.	7,965,770
77,852	Shin-Etsu Chemical Co., Ltd.	12,699,930
153,385	SoftBank Group Corp.	9,645,712
		30,311,412
	Macau - 1.4%
2,902,114	Sands China Ltd.*	9,884,752
	Netherlands - 7.4%
5,266	Adyen N.V.*(1)	14,271,118
30,637	ASML Holding N.V.	23,418,425
122,621	Heineken N.V.	14,279,427
		51,968,970
	South Korea - 2.7%
270,943	Samsung Electronics Co., Ltd.	18,515,267
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	Spain - 7.1%
560,878	Cellnex Telecom S.A.(1)		$ 36,578,557
393,553	Industria de Diseno Textil S.A.		13,347,887
			49,926,444
	Sweden - 4.6%
525,019	Assa Abloy AB Class B		16,840,654
588,129	Sandvik AB		15,336,225
			32,176,879
	Switzerland - 7.8%
262,146	Julius Baer Group Ltd.		17,302,149
21,815	Lonza Group AG		16,985,712
11,970	Partners Group Holding AG		20,449,114
			54,736,975
	Taiwan - 8.8%
3,276,547	Hon Hai Precision Industry Co., Ltd.		12,947,996
565,235	MediaTek, Inc.		18,481,968
1,461,322	Taiwan Semiconductor Manufacturing Co., Ltd.		30,540,893
			61,970,857
	United Kingdom - 6.9%
388,516	Anglo American plc		17,216,683
150,925	AstraZeneca plc		17,342,773
663,432	Smith & Nephew plc		13,538,510
			48,097,966
	Total Common Stocks (cost $492,092,254)		$ 674,334,360
SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.8%
19,825,189	Fixed Income Clearing Corp. Repurchase Agreement dated 7/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $19,825,222; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $20,221,708		$ 19,825,189
	Securities Lending Collateral - 0.0%
49,624	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		49,624
138,485	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		138,485
16,619	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		16,619
			204,728
	Total Short-Term Investments (cost $20,029,917)		$ 20,029,917
	Total Investments (cost $512,122,171)	99.0%	$ 694,364,277
	Other Assets and Liabilities	1.0%	6,699,242
	Total Net Assets	100.0%	$ 701,063,519
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

125

The Hartford International Growth Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $96,819,646, representing 13.8% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 31,609,418	$ 1,893,229	$ 29,716,189	$ —
Capital Goods	83,668,291	—	83,668,291	—
Consumer Durables & Apparel	33,576,233	19,754,392	13,821,841	—
Consumer Services	39,693,116	—	39,693,116	—
Diversified Financials	37,751,263	—	37,751,263	—
Energy	11,986,773	11,986,773	—	—
Food, Beverage & Tobacco	29,126,688	—	29,126,688	—
Health Care Equipment & Services	13,538,510	—	13,538,510	—
Household & Personal Products	17,388,414	—	17,388,414	—
Materials	29,916,613	—	29,916,613	—
Media & Entertainment	18,414,610	—	18,414,610	—
Pharmaceuticals, Biotechnology & Life Sciences	42,294,255	—	42,294,255	—
Retailing	40,174,137	8,894,613	31,279,524	—
Semiconductors & Semiconductor Equipment	87,517,907	—	87,517,907	—
Software & Services	60,387,030	30,064,351	30,322,679	—
Technology Hardware & Equipment	31,463,263	—	31,463,263	—
Telecommunication Services	46,224,269	—	46,224,269	—
Transportation	19,603,570	—	19,603,570	—
Short-Term Investments	20,029,917	204,728	19,825,189	—
Total	$ 694,364,277	$ 72,798,086	$ 621,566,191	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
126

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Australia - 2.0%
4,949,179	Goodman Group REIT	$ 82,315,543
1,304,852	Sydney Airport*	7,508,346
		89,823,889
	Belgium - 1.7%
953,027	KBC Group N.V.	76,740,267
	Brazil - 2.9%
3,749,255	Localiza Rent a Car S.A.	44,739,826
690,798	StoneCo Ltd. Class A*	40,646,554
1,156,950	XP, Inc. Class A*	47,504,367
		132,890,747
	Canada - 5.6%
361,752	Barrick Gold Corp.	7,875,268
727,836	Brookfield Asset Management, Inc. Class A	39,291,243
60,452	Constellation Software, Inc.	96,833,192
415,295	Ritchie Bros Auctioneers, Inc.	24,792,539
17,194	Shopify, Inc. Class A*	25,789,796
3,155,946	Suncor Energy, Inc.	62,127,312
		256,709,350
	Cayman Islands - 0.2%
584,476	Wuxi Biologics Cayman, Inc.*(1)	8,927,433
	China - 8.8%
514,926	Alibaba Group Holding Ltd. ADR*	100,508,406
22,269,000	China Longyuan Power Group Corp. Ltd. Class H	41,702,407
3,195,500	China Merchants Bank Co., Ltd. Class H	24,309,933
350,600	China Tourism Group Duty Free Corp. Ltd. Class A	13,113,028
2,000,084	ENN Energy Holdings Ltd.	41,738,333
281,628	Hangzhou Tigermed Consulting Co., Ltd. Class H(1)	5,469,344
459,033	Huazhu Group Ltd. ADR*	20,647,304
491,000	Li Ning Co., Ltd.	5,185,605
450,966	Meituan Dianping Class B*(1)	12,478,866
1,606,897	Proya Cosmetics Co., Ltd.	40,181,938
3,061,800	Shandong Sinocera Functional Material Co., Ltd. Class A	22,253,539
1,005,857	Tencent Holdings Ltd.	60,661,372
1,967,010	Yifeng Pharmacy Chain Co., Ltd. Class A	14,884,534
		403,134,609
	Denmark - 1.4%
140,641	Ascendis Pharma A/S ADR*	16,622,360
94,749	DSV Panalpina A/S	23,096,476
55,835	Genmab A/S*	25,236,238
		64,955,074
	France - 11.6%
2,074,678	AXA S.A.(2)	53,727,986
1,307,923	BNP Paribas S.A.	79,756,009
1,472,813	Bureau Veritas S.A.	48,637,782
216,408	Cie de Saint-Gobain	15,468,465
820,437	Edenred	47,664,053
38,454	Hermes International	58,787,547
95,911	L'Oreal S.A.	43,878,660
467,538	Safran S.A.	61,188,721
219,687	Schneider Electric SE	36,795,006
891,889	Worldline S.A.*(1)	83,480,827
		529,385,056
	Germany - 3.5%
4,520,024	Commerzbank AG*	29,108,692
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Germany - 3.5% - (continued)
517,370	Siemens AG	$ 80,726,799
446,264	Zalando SE*(1)	49,585,422
		159,420,913
	Hong Kong - 1.6%
571,200	Hong Kong Exchanges & Clearing Ltd.	36,505,212
2,153,123	Techtronic Industries Co., Ltd.	38,395,095
		74,900,307
	India - 2.7%
1,057,130	HDFC Bank Ltd.	20,343,604
5,723,276	ICICI Bank Ltd.	52,644,833
1,907,173	Reliance Industries Ltd.	52,279,561
		125,267,998
	Ireland - 2.2%
818,021	CRH plc	40,914,775
356,728	Ryanair Holdings plc ADR*	38,897,621
331,453	Smurfit Kappa Group plc	18,698,581
		98,510,977
	Italy - 1.9%
387,490	Ferrari N.V.	84,448,792
	Japan - 14.2%
436,200	Bandai Namco Holdings, Inc.	28,223,943
1,115,400	Dai-ichi Life Holdings, Inc.	20,528,977
373,720	Daikin Industries Ltd.	78,044,938
654,700	East Japan Railway Co.	43,617,665
295,098	Eisai Co., Ltd.	24,272,628
12,700	Fast Retailing Co., Ltd.	8,613,178
225,000	Hoya Corp.	31,763,139
174,894	Keyence Corp.	97,416,394
6,478,000	Mitsubishi UFJ Financial Group, Inc.	34,221,182
198,900	Oriental Land Co., Ltd.	27,249,370
1,294,870	Recruit Holdings Co., Ltd.	67,113,914
882,200	Sony Corp.	92,160,323
126,825	Sysmex Corp.	15,090,977
2,173,400	T&D Holdings, Inc.	27,808,107
198,944	Tokio Marine Holdings, Inc.	9,481,883
28,600	Tokyo Electron Ltd.	11,795,367
807,600	Unicharm Corp.	32,414,908
		649,816,893
	Netherlands - 6.4%
9,234	Adyen N.V.*(1)	25,024,593
499,659	AerCap Holdings N.V.*	26,481,927
89,397	Argenx SE ADR*	27,215,129
83,990	ASML Holding N.V.	64,200,592
1,309,090	Koninklijke Philips N.V.	60,361,402
4,441,281	Royal Dutch Shell plc Class A	90,217,122
		293,500,765
	Norway - 0.9%
2,133,541	Equinor ASA	41,559,642
	Russia - 0.8%
2,223,400	Sberbank of Russia PJSC ADR	37,000,691
	Singapore - 0.9%
142,576	Sea Ltd. ADR*	39,373,788
	South Korea - 2.1%
1,396,950	Samsung Electronics Co., Ltd.	95,462,522

127

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.6% - (continued)
	Spain - 4.3%
1,702,734	Cellnex Telecom S.A.(1)		$ 111,046,526
7,071,188	Iberdrola S.A.		85,102,337
			196,148,863
	Switzerland - 5.8%
46,909	Lonza Group AG		36,524,536
702,386	Nestle S.A.		88,942,895
2,107	Partners Group Holding AG		3,599,523
235,067	Roche Holding AG		90,809,220
314,682	TE Connectivity Ltd.		46,406,155
			266,282,329
	Taiwan - 3.3%
751,630	MediaTek, Inc.		24,576,683
6,040,440	Taiwan Semiconductor Manufacturing Co., Ltd.		126,242,151
			150,818,834
	Thailand - 0.7%
9,813,914	Kasikornbank PCL		30,540,491
	United Kingdom - 11.1%
1,989,419	Anglo American plc		88,159,038
827,725	AstraZeneca plc		95,113,774
300,412	Berkeley Group Holdings plc		20,226,129
1,386,244	Diageo plc		68,738,651
2,037,900	Intermediate Capital Group plc		61,413,155
129,848	London Stock Exchange Group plc		13,539,419
2,600,175	Prudential plc		48,828,237
893,957	Rio Tinto plc		75,933,068
2,135,668	Segro plc REIT		36,101,842
			508,053,313
	Total Common Stocks (cost $3,552,118,310)		$ 4,413,673,543
EXCHANGE-TRADED FUNDS - 1.2%
	Other Investment Pools & Funds - 1.2%
1,027,961	iShares MSCI ACWI ex U.S. ETF		$ 58,141,474
	Total Exchange-Traded Funds (cost $57,324,468)		$ 58,141,474
	Total Long-Term Investments (cost $3,609,442,778)		$ 4,471,815,017
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
71,680,701	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $71,680,820; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $73,114,393		$ 71,680,701
	Total Short-Term Investments (cost $71,680,701)		$ 71,680,701
	Total Investments (cost $3,681,123,479)	99.4%	$ 4,543,495,718
	Other Assets and Liabilities	0.6%	25,898,411
	Total Net Assets	100.0%	$ 4,569,394,129
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $296,013,011, representing 6.5% of net assets.
(2)	Represents entire or partial securities on loan.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

128

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 89,823,889	$ —	$ 89,823,889	$ —
Belgium	76,740,267	—	76,740,267	—
Brazil	132,890,747	132,890,747	—	—
Canada	256,709,350	256,709,350	—	—
Cayman Islands	8,927,433	—	8,927,433	—
China	403,134,609	121,155,710	281,978,899	—
Denmark	64,955,074	16,622,360	48,332,714	—
France	529,385,056	—	529,385,056	—
Germany	159,420,913	—	159,420,913	—
Hong Kong	74,900,307	—	74,900,307	—
India	125,267,998	—	125,267,998	—
Ireland	98,510,977	38,897,621	59,613,356	—
Italy	84,448,792	—	84,448,792	—
Japan	649,816,893	—	649,816,893	—
Netherlands	293,500,765	53,697,056	239,803,709	—
Norway	41,559,642	—	41,559,642	—
Russia	37,000,691	—	37,000,691	—
Singapore	39,373,788	39,373,788	—	—
South Korea	95,462,522	—	95,462,522	—
Spain	196,148,863	—	196,148,863	—
Switzerland	266,282,329	46,406,155	219,876,174	—
Taiwan	150,818,834	—	150,818,834	—
Thailand	30,540,491	—	30,540,491	—
United Kingdom	508,053,313	—	508,053,313	—
Exchange-Traded Funds	58,141,474	58,141,474	—	—
Short-Term Investments	71,680,701	—	71,680,701	—
Total	$ 4,543,495,718	$ 763,894,261	$ 3,779,601,457	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
129

The Hartford International Value Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3%
	Argentina - 0.1%
474,878	YPF S.A. ADR*	$ 2,070,468
	Australia - 0.6%
2,502,889	OceanaGold Corp.*	4,874,976
3,444,849	Resolute Mining Ltd.*	1,357,854
2,742,728	Western Areas Ltd.	5,270,935
		11,503,765
	Austria - 0.6%
245,294	Erste Group Bank AG	9,505,283
261,298	Zumtobel Group AG	2,771,084
		12,276,367
	Belgium - 0.9%
237,317	Ageas S.A.	12,531,685
717,929	AGFA-Gevaert N.V.*	3,538,576
312,025	bpost S.A.*	3,503,966
		19,574,227
	Brazil - 0.5%
1,431,031	Cia de Saneamento Basico do Estado de Sao Paulo	9,743,073
	Canada - 2.7%
823,772	ARC Resources Ltd.	6,233,094
556,604	Barrick Gold Corp.	12,117,156
518,424	Cameco Corp.	9,220,767
491,121	Centerra Gold, Inc.	3,948,336
437,225	Eldorado Gold Corp.*	4,079,309
679,619	IAMGOLD Corp.*(1)	1,862,156
976,841	Kinross Gold Corp.	6,408,077
252,921	Tourmaline Oil Corp.	6,904,849
1,879,188	Trican Well Service Ltd.*(1)	3,946,355
		54,720,099
	Chile - 0.3%
411,649	Embotelladora Andina S.A. ADR	5,853,649
	China - 1.3%
20,493,640	China BlueChemical Ltd. Class H	6,469,800
82,873,399	China Reinsurance Group Corp. Class H	8,002,786
13,136,235	Dongfeng Motor Group Co., Ltd. Class H	11,653,025
		26,125,611
	Denmark - 0.6%
877	AP Moller - Maersk A/S Class B	2,433,870
303,450	D/S Norden A/S	8,666,544
25,573	Drilling Co.*	986,446
		12,086,860
	Finland - 1.0%
3,458,845	Nokia Oyj*	21,252,317
	France - 12.6%
866,008	AXA S.A.	22,427,030
417,831	BNP Paribas S.A.	25,478,971
457,583	Cie de Saint-Gobain	32,707,231
204,656	Criteo S.A. ADR*	7,938,606
6,281	Dassault Aviation S.A.	7,478,482
1,561,289	Engie S.A.	20,820,265
160,633	Imerys S.A.	7,440,532
436,361	Metropole Television S.A.	8,737,645
1,214,499	Orange S.A.(1)	13,516,321
334,341	Quadient S.A.	9,812,177
230,322	Renault S.A.*	8,747,776
523,950	Rexel S.A.	11,061,586
327,762	SCOR SE	9,153,285
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	France - 12.6% - (continued)
575,474	Societe Generale S.A.	$ 16,853,159
16,453	Sopra Steria Group	3,270,505
1,145,276	Television Francaise	10,935,353
849,826	Total SE(1)	37,058,116
141,823	Vicat S.A.	7,149,327
		260,586,367
	Germany - 3.0%
1,159,313	CECONOMY AG*	5,561,833
69,741	Continental AG*	9,473,972
253,378	Daimler AG	22,611,306
411,050	Fresenius SE & Co. KGaA	21,604,772
4,028	Hamburger Hafen und Logistik AG	95,542
238,713	Metro AG	3,094,420
		62,441,845
	Greece - 0.5%
510,238	Hellenic Telecommunications Organization S.A.	9,310,982
	Hong Kong - 1.9%
2,030,725	CK Asset Holdings Ltd.	13,816,434
1,366,323	Dah Sing Financial Holdings Ltd.	4,307,028
1,760,786	G-Resources Group Ltd.*	645,753
27,864,005	Pacific Basin Shipping Ltd.*	12,419,781
6,968,299	PAX Global Technology Ltd.	7,558,732
		38,747,728
	Hungary - 0.3%
4,056,365	Magyar Telekom Telecommunications plc	5,741,023
	India - 0.8%
1,984,129	Canara Bank*	4,091,895
729,985	NTPC Ltd.	1,160,980
5,034,216	Oil & Natural Gas Corp. Ltd.	7,797,995
1,544,204	Zee Entertainment Enterprises Ltd.	4,215,663
		17,266,533
	Indonesia - 0.5%
20,996,366	Bank Mandiri Persero Tbk PT	8,273,118
22,463,230	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,747,303
		10,020,421
	Ireland - 1.2%
4,546,437	AIB Group plc*	11,166,266
2,698,231	Bank of Ireland Group plc*	14,314,647
		25,480,913
	Italy - 3.3%
834,212	Assicurazioni Generali S.p.A.	16,632,629
3,417,072	BPER Banca	6,661,619
1,733,047	Eni S.p.A.	20,494,341
1,928,116	Saipem S.p.A.*(1)	4,423,544
1,671,871	UniCredit S.p.A.	19,997,858
		68,209,991
	Japan - 28.4%
259,440	Aeon Delight Co., Ltd.	8,536,144
454,140	Alfresa Holdings Corp.	6,916,496
685,500	Alps Electric Co., Ltd.	7,135,296
43,863	Benesse Holdings, Inc.	1,009,329
117,067	Canon, Inc.	2,695,826
748,740	Chiyoda Corp.*(1)	2,669,008
135,787	Chubu Steel Plate Co., Ltd.	971,631
1,923,377	Citizen Watch Co., Ltd.	7,523,923
135,408	CMIC Holdings Co., Ltd.	1,764,438
349,354	Cosel Co., Ltd.	3,251,711

130

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Japan - 28.4% - (continued)
736,863	Dai-ichi Life Holdings, Inc.	$ 13,561,990
540,723	DeNA Co., Ltd.	10,181,771
87,340	Eisai Co., Ltd.	7,183,957
34,826	Enplas Corp.	1,056,366
309,699	Exedy Corp.	4,689,937
361,034	Fuji Media Holdings, Inc.	3,916,825
23,259	Fujitsu Ltd.	3,957,063
78,674	Gendai Agency, Inc.*	246,911
2,040,290	Gree, Inc.	11,248,846
1,361,986	Hino Motors Ltd.	11,940,106
267,232	Hisaka Works Ltd.	1,981,561
1,001,544	Honda Motor Co., Ltd.	32,167,455
399,476	Ichiyoshi Securities Co., Ltd.	2,198,617
1,549,427	Inpex Corp.	10,989,402
1,247,738	Isuzu Motors Ltd.	16,644,429
590,990	Japan Airlines Co., Ltd.*	12,320,603
168,719	Japan Petroleum Exploration Co., Ltd.	2,803,557
228,128	Japan Steel Works Ltd.	5,611,911
1,252,797	JGC Holdings Corp.	11,278,521
418,910	Kamigumi Co., Ltd.	8,840,155
156,760	Kissei Pharmaceutical Co., Ltd.	3,225,037
451,681	Kyoei Steel Ltd.	5,852,934
320,080	Maruichi Steel Tube Ltd.	7,721,616
365,693	Maxell Holdings Ltd.*	4,280,574
193,623	Miraial Co., Ltd.	2,197,460
918,591	Mitsubishi Estate Co., Ltd.	14,409,861
189,779	Mitsubishi Heavy Industries Ltd.	5,483,326
1,048,603	Mitsubishi Motors Corp.*(1)	2,946,286
4,620,477	Mitsubishi UFJ Financial Group, Inc.	24,408,488
506,567	Nakayama Steel Works Ltd.	1,840,114
194,683	Neturen Co., Ltd.	1,030,758
257,808	Nichicon Corp.	2,745,980
730,300	Nikon Corp.	6,798,619
328,185	Nippon Chemi-Con Corp.*	7,613,533
683,815	Nippon Television Holdings, Inc.	7,602,817
2,303,974	Nissan Motor Co., Ltd.*	13,371,890
737,736	NOK Corp.	9,758,488
1,103,220	Nomura Holdings, Inc.	5,524,465
112,019	OKUMA Corp.	5,611,852
423,989	Ono Pharmaceutical Co., Ltd.	9,678,886
154,842	Pacific Metals Co., Ltd.	2,403,879
152,600	Paramount Bed Holdings Co., Ltd.	2,727,590
4,044,403	Resona Holdings, Inc.	15,185,432
185,391	Sanyo Shokai Ltd.*	1,460,368
50,160	Shibaura Machine Co., Ltd.	1,192,049
122,325	Shimamura Co., Ltd.	11,824,633
339,460	Sumitomo Heavy Industries Ltd.	9,402,273
598,756	Sumitomo Mitsui Financial Group, Inc.	20,183,500
440,271	Sumitomo Mitsui Trust Holdings, Inc.	14,452,271
331,679	Sumitomo Riko Co., Ltd.	2,445,714
1,407,135	T&D Holdings, Inc.	18,003,939
300,713	Tachi-S Co., Ltd.	4,009,259
427,750	Taiheiyo Cement Corp.	9,966,000
604,566	Takeda Pharmaceutical Co., Ltd.	20,123,895
75,710	Tamron Co., Ltd.	1,818,604
224,936	THK Co., Ltd.	6,444,241
947,151	Tochigi Bank Ltd.	1,451,467
540,741	Tokai Rika Co., Ltd.	8,427,086
94,749	Tokyo Seimitsu Co., Ltd.	4,056,566
1,031,022	Tokyo Steel Manufacturing Co., Ltd.	10,356,693
497,078	Toppan Forms Co., Ltd.	4,788,006
397,440	Toppan, Inc.	6,741,802
292,083	Toyota Boshoku Corp.	5,892,366
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Japan - 28.4% - (continued)
311,970	TS Tech Co., Ltd.	$ 4,641,272
448,059	TV Asahi Holdings Corp.	6,964,229
464,806	Unipres Corp.	4,198,083
688,964	Ushio, Inc.	12,345,575
474,166	Xebio Holdings Co., Ltd.	4,347,527
291,101	Yamato Kogyo Co., Ltd.	9,898,913
86,500	Yodogawa Steel Works Ltd.	1,866,308
		585,016,309
	Luxembourg - 0.6%
211,841	RTL Group S.A.*	11,992,993
	Malaysia - 0.4%
7,425,434	CIMB Group Holdings Bhd	7,824,954
	Mexico - 0.7%
878,420	America Movil S.A.B. de C.V. Class L, ADR	14,625,693
	Netherlands - 4.4%
985,248	ABN Amro Bank N.V.*(2)	11,484,659
442,090	Fugro N.V.*	4,179,175
1,964,677	ING Groep N.V.	25,208,167
1,455,155	PostNL N.V.	7,874,694
2,170,948	Royal Dutch Shell plc Class B	42,896,133
		91,642,828
	Norway - 0.8%
2,546,781	Norsk Hydro ASA	16,943,717
	Russia - 1.7%
1,534,277	Gazprom PJSC ADR	11,940,506
39,453	LUKOIL PJSC ADR	3,380,561
309,892	Sberbank of Russia PJSC ADR	5,157,065
1,686,490	Surgutneftegas PJSC ADR	7,395,161
3,767,479	VEON Ltd. ADR*	6,593,088
		34,466,381
	South Africa - 1.6%
256,426	Astral Foods Ltd.	2,689,650
625,701	Gold Fields Ltd.	6,179,262
1,184,818	Harmony Gold Mining Co., Ltd. ADR(1)	4,857,754
63,484	Impala Platinum Holdings Ltd.	1,144,390
914,509	MTN Group Ltd.*	6,568,671
4,814,749	Nampak Ltd.*	920,147
11,160,128	Old Mutual Ltd.	9,841,403
882,965	Raubex Group Ltd.	1,717,567
		33,918,844
	South Korea - 3.3%
973,047	DGB Financial Group, Inc.	7,980,076
175,466	Hankook Tire & Technology Co., Ltd.	7,385,429
389,302	KB Financial Group, Inc.	17,291,190
566,399	KT Corp.	16,638,894
448,594	Shinhan Financial Group Co., Ltd.	15,204,269
861,287	Tongyang Life Insurance Co., Ltd.	4,016,498
		68,516,356
	Spain - 1.5%
5,665,657	CaixaBank S.A.	16,826,482
2,363,017	Prosegur Cia de Seguridad S.A.	8,072,828
7,377,808	Unicaja Banco S.A.(2)	6,784,087
		31,683,397
	Switzerland - 4.2%
352,692	Adecco Group AG	21,121,365
377,569	GAM Holding AG*	816,825
87,066	Implenia AG*	2,312,533

131

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Switzerland - 4.2% - (continued)
88,031	Julius Baer Group Ltd.	$ 5,810,218
406,055	LafargeHolcim Ltd.	23,803,409
1,944,394	UBS Group AG	32,035,399
		85,899,749
	Taiwan - 1.6%
1,596,498	Catcher Technology Co., Ltd.	10,583,048
3,216,927	Foxconn Technology Co., Ltd.	7,115,944
2,832,456	Hon Hai Precision Industry Co., Ltd.	11,193,073
13,925,740	Shin Kong Financial Holding Co., Ltd.	4,571,995
		33,464,060
	Thailand - 0.6%
2,288,386	Kasikornbank PCL	7,121,362
1,358,923	Kasikornbank PCL NVDR	4,255,605
		11,376,967
	Turkey - 1.6%
2,538,177	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,693,365
757,187	Coca-Cola Icecek AS	7,615,076
7,267,640	Turk Telekomunikasyon AS	5,623,667
3,554,304	Turkcell Iletisim Hizmetleri AS	6,501,551
2,638,778	Ulker Biskuvi Sanayi AS	6,246,457
		32,680,116
	United Kingdom - 10.8%
505,615	Anglo American plc	22,405,804
1,965,407	Babcock International Group plc*	6,985,327
2,656,434	BAE Systems plc	21,298,071
7,793,479	BP plc	31,283,220
938,954	British Land Co. plc REIT	6,647,732
5,740,832	BT Group plc*	13,828,145
7,566,055	Centrica plc*	4,774,396
243,632	Endeavour Mining plc.	5,801,785
240,396	Go-Ahead Group plc*	3,435,069
4,864,174	Hays plc*	10,006,585
4,459,196	J Sainsbury plc	17,559,547
2,131,549	Kingfisher plc	10,948,546
634,650	Land Securities Group plc REIT	6,246,464
2,835,392	Marks & Spencer Group plc*	5,337,709
1,150,544	Pagegroup plc*	9,835,432
1,492,626	Provident Financial plc*	5,875,640
2,367,438	SIG plc*	1,499,008
2,417,179	Standard Chartered plc	14,490,518
626,968	SThree plc	4,362,923
1,597,457	WPP plc	20,659,961
		223,281,882
	United States - 0.4%
307,052	Ovintiv, Inc.	7,892,880
	Total Common Stocks (cost $1,779,362,796)	$ 1,964,239,365
CLOSED END FUNDS - 0.2%
	Canada - 0.2%
518,032	Sprott Physical Uranium Trust *	$ 4,795,823
	Total Closed Funds (cost $3,570,434)	$ 4,795,823
	Total Long-Term Investments (cost $1,782,933,230)	$ 1,969,035,188
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.7%
	Repurchase Agreements - 3.2%
66,191,085	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $66,191,195; collateralized by U.S. Treasury Bond at 3.375%, maturing 05/15/2044, with a market value of $67,514,972		$ 66,191,085
	Securities Lending Collateral - 0.5%
2,435,631	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		2,435,631
6,797,118	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		6,797,118
815,705	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		815,705
			10,048,454
	Total Short-Term Investments (cost $76,239,539)		$ 76,239,539
	Total Investments (cost $1,859,172,769)	99.2%	$ 2,045,274,727
	Other Assets and Liabilities	0.8%	16,985,221
	Total Net Assets	100.0%	$ 2,062,259,948
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $18,268,746, representing 0.9% of net assets.
(3)	Current yield as of period end.

132

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	389	09/17/2021	$ 45,112,330	$ 354,821
Total futures contracts				$ 354,821
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 2,070,468	$ 2,070,468	$ —	$ —
Australia	11,503,765	4,874,976	6,628,789	—
Austria	12,276,367	2,771,084	9,505,283	—
Belgium	19,574,227	3,538,576	16,035,651	—
Brazil	9,743,073	9,743,073	—	—
Canada	54,720,099	54,720,099	—	—
Chile	5,853,649	5,853,649	—	—
China	26,125,611	—	26,125,611	—
Denmark	12,086,860	8,666,544	3,420,316	—
Finland	21,252,317	—	21,252,317	—
France	260,586,367	26,488,428	234,097,939	—
Germany	62,441,845	—	62,441,845	—
Greece	9,310,982	—	9,310,982	—
Hong Kong	38,747,728	645,753	38,101,975	—
Hungary	5,741,023	5,741,023	—	—
India	17,266,533	—	17,266,533	—
Indonesia	10,020,421	—	10,020,421	—
Ireland	25,480,913	—	25,480,913	—
Italy	68,209,991	—	68,209,991	—
Japan	585,016,309	971,631	584,044,678	—
Luxembourg	11,992,993	—	11,992,993	—
Malaysia	7,824,954	—	7,824,954	—
Mexico	14,625,693	14,625,693	—	—
Netherlands	91,642,828	4,179,175	87,463,653	—
Norway	16,943,717	—	16,943,717	—
Russia	34,466,381	6,593,088	27,873,293	—
South Africa	33,918,844	17,336,871	16,581,973	—
South Korea	68,516,356	—	68,516,356	—
Spain	31,683,397	—	31,683,397	—
Switzerland	85,899,749	2,312,533	83,587,216	—
Taiwan	33,464,060	—	33,464,060	—
Thailand	11,376,967	—	11,376,967	—
Turkey	32,680,116	12,317,032	20,363,084	—
United Kingdom	223,281,882	29,078,871	194,203,011	—
United States	7,892,880	7,892,880	—	—
Closed End Funds	4,795,823	4,795,823	—	—
Short-Term Investments	76,239,539	10,048,454	66,191,085	—
Futures Contracts(2)	354,821	354,821	—	—
Total	$ 2,045,629,548	$ 235,620,545	$ 1,810,009,003	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
133

The Hartford MidCap Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Banks - 5.2%
1,127,807	Cullen/Frost Bankers, Inc.	$ 121,036,247
211,248	First Citizens BancShares, Inc. Class A	165,320,572
902,838	First Republic Bank	176,071,467
1,057,621	M&T Bank Corp.	141,562,571
1,621,810	Prosperity Bancshares, Inc.	110,591,224
833,608	South State Corp.	57,385,575
		771,967,656
	Capital Goods - 8.5%
167,005	Axon Enterprise, Inc.*	31,066,270
1,074,007	Graco, Inc.	83,858,467
1,067,788	IDEX Corp.	242,056,862
6,524,793	Ingersoll Rand, Inc.*	318,866,634
661,087	Lennox International, Inc.	217,781,890
1,269,264	Lincoln Electric Holdings, Inc.	176,973,479
503,216	Middleby Corp.*	96,360,832
377,482	Watsco, Inc.	106,616,016
		1,273,580,450
	Commercial & Professional Services - 4.2%
4,830,270	Dun & Bradstreet Holdings, Inc.*	101,242,459
5,050,796	GFL Environmental, Inc.	176,121,256
2,435,470	IAA, Inc.*	147,297,226
4,479,820	KAR Auction Services, Inc.*	73,827,434
1,541,023	Science Applications International Corp.	134,531,308
		633,019,683
	Consumer Durables & Apparel - 6.6%
1,481,795	Carter's, Inc.	144,830,643
51,134	NVR, Inc.*	267,052,429
2,003,498	PVH Corp.*	209,605,961
6,412,358	Under Armour, Inc. Class C*	112,344,512
2,677,813	YETI Holdings, Inc.*	257,953,726
		991,787,271
	Consumer Services - 1.8%
1,709,429	Choice Hotels International, Inc.	204,960,537
892,670	Hyatt Hotels Corp. Class A*	71,297,553
		276,258,090
	Diversified Financials - 2.0%
471,951	Credit Acceptance Corp.*(1)	228,787,686
770,956	Hamilton Lane, Inc. Class A	71,698,908
		300,486,594
	Energy - 0.1%
898,151	Cabot Oil & Gas Corp.	14,370,416
	Food & Staples Retailing - 0.8%
2,687,289	Performance Food Group Co.*	123,131,582
	Food, Beverage & Tobacco - 1.0%
2,335,606	Lamb Weston Holdings, Inc.	155,948,413
	Health Care Equipment & Services - 9.6%
455,170	Amedisys, Inc.*	118,626,405
1,628,780	Encompass Health Corp.	135,595,935
2,197,767	Hill-Rom Holdings, Inc.	304,302,819
3,262,791	Integra LifeSciences Holdings Corp.*	236,193,441
717,551	LHC Group, Inc.*	154,402,624
599,786	Molina Healthcare, Inc.*	163,747,576
2,247,913	NuVasive, Inc.*	143,754,036
442,436	Teleflex, Inc.	175,837,340
		1,432,460,176
	Insurance - 4.1%
241,750	Erie Indemnity Co. Class A	44,697,157
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Insurance - 4.1% - (continued)
2,375,945	Fidelity National Financial, Inc.	$ 105,990,906
920,409	Globe Life, Inc.	85,699,282
156,165	Markel Corp.*	188,361,538
95,259	White Mountains Insurance Group Ltd.	107,792,227
1,065,617	WR Berkley Corp.	77,971,196
		610,512,306
	Materials - 2.5%
7,148,895	Element Solutions, Inc.	167,212,654
169,965	Packaging Corp. of America	24,050,047
2,147,028	Silgan Holdings, Inc.	86,997,575
1,608,786	Steel Dynamics, Inc.	103,686,258
		381,946,534
	Media & Entertainment - 3.0%
103,869	Cable One, Inc.	196,103,633
3,592,508	Cargurus, Inc.*	102,745,729
14,934,232	Zynga, Inc. Class A*	150,835,743
		449,685,105
	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
1,260,478	Allakos, Inc.*	100,283,630
2,387,594	Apellis Pharmaceuticals, Inc.*	152,782,140
1,678,678	Arena Pharmaceuticals, Inc.*	103,843,021
719,921	ICON plc*	175,135,182
4,813,883	Iovance Biotherapeutics, Inc.*	107,205,174
984,474	Jazz Pharmaceuticals plc*	166,888,033
1,218,722	Kodiak Sciences, Inc.*	102,177,652
625,419	Mirati Therapeutics, Inc.*	100,104,565
2,933,876	PTC Therapeutics, Inc.*	112,455,467
1,121,588	Reata Pharmaceuticals, Inc. Class A*	140,546,192
2,257,982	Sage Therapeutics, Inc.*	98,741,553
1,476,464	Syneos Health, Inc.*	132,394,527
339,796	Ultragenyx Pharmaceutical, Inc.*	27,125,915
		1,519,683,051
	Real Estate - 6.0%
2,041,753	Douglas Emmett, Inc. REIT	68,194,550
1,063,282	Equity Commonwealth REIT	27,953,684
2,018,063	Life Storage, Inc. REIT	236,839,874
338,293	PS Business Parks, Inc. REIT	51,985,485
1,997,476	Redfin Corp.*	116,992,169
2,986,787	Rexford Industrial Realty, Inc. REIT	183,747,136
5,699,544	STORE Capital Corp. REIT	206,266,498
		891,979,396
	Retailing - 2.6%
1,053,672	CarMax, Inc.*	141,139,364
1,344,780	Etsy, Inc.*	246,780,578
		387,919,942
	Semiconductors & Semiconductor Equipment - 4.4%
3,045,818	First Solar, Inc.*	262,062,181
1,419,802	MKS Instruments, Inc.	222,113,825
1,011,028	Silicon Laboratories, Inc.*	150,633,062
125,235	Synaptics, Inc.*(1)	19,025,701
		653,834,769
	Software & Services - 10.2%
795,141	Aspen Technology, Inc.*	116,297,323
744,500	Black Knight, Inc.*	61,652,045
609,332	Digital Turbine, Inc.*	38,357,449
6,795,565	Genpact Ltd.	338,487,092
1,315,659	Guidewire Software, Inc.*	151,563,917
1,813,589	LiveRamp Holdings, Inc.*	72,561,696
1,303,320	Q2 Holdings, Inc.*	134,645,989

134

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.0% - (continued)
	Software & Services - 10.2% - (continued)
1,590,183	Shift4 Payments, Inc. Class A*		$ 141,828,422
3,618,359	Teradata Corp.*		179,687,708
1,546,255	WEX, Inc.*		293,370,961
			1,528,452,602
	Technology Hardware & Equipment - 11.2%
987,463	CDW Corp.		181,051,341
12,562,235	CommScope Holding Co., Inc.*(2)		265,816,893
1,662,737	F5 Networks, Inc.*		343,371,818
12,422,456	Flex Ltd.*		223,231,534
4,612,507	II-VI, Inc.*		321,999,114
2,711,968	Lumentum Holdings, Inc.*		227,778,192
2,518,784	National Instruments Corp.		111,103,562
			1,674,352,454
	Transportation - 2.7%
264,652	AMERCO		155,604,790
4,904,009	Knight-Swift Transportation Holdings, Inc.		243,680,207
			399,284,997
	Utilities - 3.3%
1,406,476	Black Hills Corp.		95,148,101
2,268,248	NiSource, Inc.		56,184,503
1,225,833	Pinnacle West Capital Corp.		102,418,347
5,170,339	UGI Corp.		237,783,891
			491,534,842
	Total Common Stocks (cost $10,107,959,033)		$ 14,962,196,329
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.0%
$ 3,280,047	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $3,280,052; collateralized by U.S. Treasury Bond at 2.750%, maturing 08/15/2042, with a market value of $3,345,714		$ 3,280,047
	Securities Lending Collateral - 1.3%
47,650,659	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		47,650,659
132,978,779	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		132,978,779
15,958,444	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		15,958,444
			196,587,882
	Total Short-Term Investments (cost $199,867,929)		$ 199,867,929
	Total Investments (cost $10,307,826,962)	101.3%	$ 15,162,064,258
	Other Assets and Liabilities	(1.3)%	(200,303,999)
	Total Net Assets	100.0%	$ 14,961,760,259
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

135

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 771,967,656	$ 771,967,656	$ —	$ —
Capital Goods	1,273,580,450	1,273,580,450	—	—
Commercial & Professional Services	633,019,683	633,019,683	—	—
Consumer Durables & Apparel	991,787,271	991,787,271	—	—
Consumer Services	276,258,090	276,258,090	—	—
Diversified Financials	300,486,594	300,486,594	—	—
Energy	14,370,416	14,370,416	—	—
Food & Staples Retailing	123,131,582	123,131,582	—	—
Food, Beverage & Tobacco	155,948,413	155,948,413	—	—
Health Care Equipment & Services	1,432,460,176	1,432,460,176	—	—
Insurance	610,512,306	610,512,306	—	—
Materials	381,946,534	381,946,534	—	—
Media & Entertainment	449,685,105	449,685,105	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,519,683,051	1,519,683,051	—	—
Real Estate	891,979,396	891,979,396	—	—
Retailing	387,919,942	387,919,942	—	—
Semiconductors & Semiconductor Equipment	653,834,769	653,834,769	—	—
Software & Services	1,528,452,602	1,528,452,602	—	—
Technology Hardware & Equipment	1,674,352,454	1,674,352,454	—	—
Transportation	399,284,997	399,284,997	—	—
Utilities	491,534,842	491,534,842	—	—
Short-Term Investments	199,867,929	196,587,882	3,280,047	—
Total	$ 15,162,064,258	$ 15,158,784,211	$ 3,280,047	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
136

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Automobiles & Components - 2.0%
600,328	Ford Motor Co.*	$ 8,374,576
241,572	Gentex Corp.	8,220,695
		16,595,271
	Banks - 8.3%
77,951	M&T Bank Corp.	10,433,741
687,896	MGIC Investment Corp.	9,520,481
133,421	South State Corp.	9,184,702
318,729	Sterling Bancorp	6,919,607
276,907	Synovus Financial Corp.	11,325,496
108,077	Western Alliance Bancorp	10,031,707
232,809	Zions Bancorp NA	12,140,989
		69,556,723
	Capital Goods - 16.4%
221,586	AerCap Holdings N.V.*	11,744,058
112,215	Builders FirstSource, Inc.*	4,993,568
295,148	Colfax Corp.*	13,541,390
279,161	Ingersoll Rand, Inc.*	13,642,598
327,939	JELD-WEN Holding, Inc.*	8,683,825
211,468	Johnson Controls International plc	15,103,045
56,611	L3Harris Technologies, Inc.	12,835,978
69,778	Middleby Corp.*	13,361,789
203,483	Rexnord Corp.	11,462,197
153,982	Spirit AeroSystems Holdings, Inc.	6,653,562
112,717	SPX FLOW, Inc.	9,259,702
204,085	Westinghouse Air Brake Technologies Corp.	17,320,694
		138,602,406
	Commercial & Professional Services - 3.4%
150,799	Clean Harbors, Inc.*	14,325,905
137,768	Leidos Holdings, Inc.	14,661,271
		28,987,176
	Consumer Durables & Apparel - 3.4%
35,844	Carter's, Inc.	3,503,393
41,298	Columbia Sportswear Co.	4,114,107
121,582	Leggett & Platt, Inc.	5,839,583
69,058	Lennar Corp. Class A	7,261,449
176,621	Steven Madden Ltd.	7,741,298
		28,459,830
	Consumer Services - 2.3%
69,604	Boyd Gaming Corp.*	3,967,428
204,581	Six Flags Entertainment Corp.*	8,500,340
100,377	Wyndham Hotels & Resorts, Inc.	7,233,167
		19,700,935
	Diversified Financials - 1.9%
242,583	Voya Financial, Inc.	15,622,345
	Energy - 2.3%
260,768	Delek U.S. Holdings, Inc.	4,532,148
196,374	Diamondback Energy, Inc.	15,146,326
		19,678,474
	Food & Staples Retailing - 1.5%
371,547	U.S. Foods Holding Corp.*	12,758,924
	Food, Beverage & Tobacco - 1.1%
267,990	Keurig Dr Pepper, Inc.	9,435,928
	Health Care Equipment & Services - 8.3%
106,101	Acadia Healthcare Co., Inc.*	6,548,554
272,417	Centene Corp.*	18,690,530
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Health Care Equipment & Services - 8.3% - (continued)
180,196	Encompass Health Corp.	$ 15,001,317
89,149	Haemonetics Corp.*	5,419,368
75,093	Hill-Rom Holdings, Inc.	10,397,377
191,112	Integra LifeSciences Holdings Corp.*	13,834,597
		69,891,743
	Insurance - 8.6%
18,746	Alleghany Corp.*	12,430,472
126,624	Arthur J Gallagher & Co.	17,639,989
93,349	Assurant, Inc.	14,731,406
253,531	CNO Financial Group, Inc.	5,790,648
92,233	Hanover Insurance Group, Inc.	12,534,465
136,891	Kemper Corp.	9,036,175
		72,163,155
	Materials - 6.4%
193,099	Buzzi Unicem S.p.A.	5,104,200
98,533	Celanese Corp.	15,348,485
130,536	Crown Holdings, Inc.	13,022,271
82,615	FMC Corp.	8,835,674
72,824	Reliance Steel & Aluminum Co.	11,444,292
		53,754,922
	Media & Entertainment - 1.8%
76,652	Electronic Arts, Inc.	11,034,822
236,752	TEGNA, Inc.	4,195,245
		15,230,067
	Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
178,822	Syneos Health, Inc.*	16,034,969
	Real Estate - 10.8%
184,698	American Campus Communities, Inc. REIT	9,292,156
292,136	Americold Realty Trust REIT	11,349,484
407,921	Essential Properties Realty Trust, Inc. REIT	12,156,046
120,697	First Industrial Realty Trust, Inc. REIT	6,611,782
297,861	Gaming and Leisure Properties, Inc. REIT	14,100,740
706,579	Host Hotels & Resorts, Inc. REIT*	11,255,803
106,070	Life Storage, Inc. REIT	12,448,375
179,050	Ryman Hospitality Properties, Inc. REIT*	13,733,135
		90,947,521
	Retailing - 3.5%
80,954	CarMax, Inc.*	10,843,788
99,433	Dollar Tree, Inc.*	9,922,419
70,985	Ross Stores, Inc.	8,709,150
		29,475,357
	Semiconductors & Semiconductor Equipment - 1.1%
57,865	MKS Instruments, Inc.	9,052,401
	Technology Hardware & Equipment - 6.6%
125,730	Ciena Corp.*	7,309,942
74,018	F5 Networks, Inc.*	15,285,457
122,696	II-VI, Inc.*	8,565,408
191,269	Lumentum Holdings, Inc.*	16,064,683
45,926	Rogers Corp.*	8,753,496
		55,978,986
	Transportation - 0.7%
421,907	JetBlue Airways Corp.*	6,240,005
	Utilities - 5.6%
211,342	Alliant Energy Corp.	12,369,847
176,828	Evergy, Inc.	11,532,722

137

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	Utilities - 5.6% - (continued)
225,749	Portland General Electric Co.		$ 11,039,126
96,944	Sempra Energy		12,665,734
			47,607,429
	Total Common Stocks (cost $621,329,807)		$ 825,774,567
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
$ 12,401,030	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $12,401,051; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $12,649,103		$ 12,401,030
	Total Short-Term Investments (cost $12,401,030)		$ 12,401,030
	Total Investments (cost $633,730,837)	99.4%	$ 838,175,597
	Other Assets and Liabilities	0.6%	5,099,366
	Total Net Assets	100.0%	$ 843,274,963
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 16,595,271	$ 16,595,271	$ —	$ —
Banks	69,556,723	69,556,723	—	—
Capital Goods	138,602,406	138,602,406	—	—
Commercial & Professional Services	28,987,176	28,987,176	—	—
Consumer Durables & Apparel	28,459,830	28,459,830	—	—
Consumer Services	19,700,935	19,700,935	—	—
Diversified Financials	15,622,345	15,622,345	—	—
Energy	19,678,474	19,678,474	—	—
Food & Staples Retailing	12,758,924	12,758,924	—	—
Food, Beverage & Tobacco	9,435,928	9,435,928	—	—
Health Care Equipment & Services	69,891,743	69,891,743	—	—
Insurance	72,163,155	72,163,155	—	—
Materials	53,754,922	48,650,722	5,104,200	—
Media & Entertainment	15,230,067	15,230,067	—	—
Pharmaceuticals, Biotechnology & Life Sciences	16,034,969	16,034,969	—	—
Real Estate	90,947,521	90,947,521	—	—
Retailing	29,475,357	29,475,357	—	—
Semiconductors & Semiconductor Equipment	9,052,401	9,052,401	—	—
Technology Hardware & Equipment	55,978,986	55,978,986	—	—
Transportation	6,240,005	6,240,005	—	—
Utilities	47,607,429	47,607,429	—	—
Short-Term Investments	12,401,030	—	12,401,030	—
Total	$ 838,175,597	$ 820,670,367	$ 17,505,230	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
138

Hartford Moderate Allocation Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 41.9%
1,239,102	Hartford Core Equity Fund, Class F	$ 58,844,951
714,546	Hartford Multifactor US Equity ETF	29,284,667
1,466,428	Hartford Small Cap Value Fund, Class F	19,664,796
1,546,640	The Hartford Equity Income Fund, Class F	35,448,989
256,857	The Hartford Growth Opportunities Fund, Class F	17,155,474
512,056	The Hartford Small Company Fund, Class F	16,646,961
	Total Domestic Equity Funds (cost $124,495,589)	$ 177,045,838
	International/Global Equity Funds - 21.3%
996,329	Hartford Multifactor Developed Markets (ex-US) ETF	30,975,869
294,467	Hartford Schroders Emerging Markets Equity Fund, Class F	6,048,348
1,169,934	Hartford Schroders International Multi-Cap Value Fund, Class F	12,143,915
728,272	The Hartford International Growth Fund, Class F	14,230,426
1,304,063	The Hartford International Opportunities Fund, Class F	26,824,580
	Total International/Global Equity Funds (cost $78,330,989)	$ 90,223,138
	Taxable Fixed Income Funds - 36.6%
1,442,533	Hartford Core Bond ETF	59,900,173
496,261	Hartford Short Duration ETF	20,371,514
1,336,045	The Hartford Inflation Plus Fund, Class F	15,898,936
2,024,492	The Hartford Strategic Income Fund, Class F	18,848,019
3,717,191	The Hartford World Bond Fund, Class F	39,699,601
	Total Taxable Fixed Income Funds (cost $151,998,106)	$ 154,718,243
	Total Affiliated Investment Companies (cost $354,824,684)	$ 421,987,219
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
841,740	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		841,740
	Total Short-Term Investments (cost $841,740)		$ 841,740
	Total Investments (cost $355,666,424)	100.0%	$ 422,828,959
	Other Assets and Liabilities	(0.0)%	(93,220)
	Total Net Assets	100.0%	$ 422,735,739
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 421,987,219	$ 421,987,219	$ —	$ —
Short-Term Investments	841,740	841,740	—	—
Total	$ 422,828,959	$ 422,828,959	$ —	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
139

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5%
	Asset-Backed - Automobile - 0.5%
$ 47,370	ARI Fleet Lease Trust 3.22%, 08/16/2027(1)	$ 47,556
250,000	Atrium IX 3.74%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	249,620
8,940	Canadian Pacer Auto Receivables Trust 3.27%, 12/19/2022(1)	8,990
208,193	Chesapeake Funding LLC 0.87%, 08/16/2032(1)	209,480
	Enterprise Fleet Financing LLC
178,188	2.06%, 05/20/2025(1)	180,489
55,433	2.98%, 10/20/2024(1)	55,832
60,527	3.38%, 05/20/2024(1)	60,792
160,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	159,795
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	100,968
100,000	1.91%, 10/17/2033(1)	101,106
	Magnetite Ltd.
250,000	1.53%, 01/15/2034, 3 mo. USD LIBOR + 1.400%(1)(2)	249,853
400,000	2.48%, 10/25/2031, 3 mo. USD LIBOR + 2.350%(1)(2)	400,866
350,000	3.63%, 10/25/2031, 3 mo. USD LIBOR + 3.500%(1)(2)	350,604
870,000	6.48%, 01/25/2032, 3 mo. USD LIBOR + 6.350%(1)(2)	871,047
400,000	Palmer Square Loan Funding Ltd. 3.38%, 10/24/2027, 3 mo. USD LIBOR + 3.250%(1)(2)	400,556
500,000	Venture 35 CLO Ltd. 3.64%, 10/22/2031, 3 mo. USD LIBOR + 3.500%(1)(2)	482,261
		3,929,815
	Asset-Backed - Credit Card - 0.0%
165,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	165,669
	Asset-Backed - Finance & Insurance - 6.8%
	Apidos CLO
520,000	2.43%, 01/20/2033, 3 mo. USD LIBOR + 2.300%(1)(2)	524,387
270,000	2.83%, 07/24/2031, 3 mo. USD LIBOR + 2.700%(1)(2)	269,724
1,250,000	Babson CLO Ltd. 2.73%, 10/15/2033, 3 mo. USD LIBOR + 2.600%(1)(2)	1,251,430
	Bain Capital Credit CLO Ltd.
290,000	1.35%, 07/24/2034(1)(2)	290,399
925,000	2.74%, 10/23/2032, 3 mo. USD LIBOR + 2.600%(1)(2)	925,463
970,000	3.89%, 10/23/2032, 3 mo. USD LIBOR + 3.750%(1)(2)	969,201
260,000	Ballyrock CLO Ltd. 2.68%, 10/20/2031, 3 mo. USD LIBOR + 2.550%(1)(2)	260,009
	Barings CLO Ltd.
1,000,000	2.03%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(1)(2)	996,091
1,250,000	2.68%, 10/15/2032, 3 mo. USD LIBOR + 2.550%(1)(2)	1,258,079
1,110,000	3.88%, 10/15/2032, 3 mo. USD LIBOR + 3.750%(1)(2)	1,119,291
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5% - (continued)
	Asset-Backed - Finance & Insurance - 6.8% - (continued)
$ 500,000	Battalion CLO Ltd. 1.89%, 07/15/2034(1)(2)	$ 500,280
	Bayview Koitere Fund Trust
227,466	3.50%, 07/28/2057(1)(3)	233,364
102,925	4.00%, 11/28/2053(1)(3)	105,221
605,000	Benefit Street Partners CLO Ltd. 7.13%, 01/20/2032, 3 mo. USD LIBOR + 7.000%(1)(2)	605,323
	BlueMountain CLO Ltd.
1,400,000	1.63%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	1,400,458
2,000,000	1.83%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	2,001,092
1,200,000	1.86%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	1,199,614
965,000	Broad River BSL Funding CLO Ltd. 1.83%, 07/20/2034, 3 mo. USD LIBOR + 1.700%(1)(2)	965,375
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	1.93%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	993,343
560,000	1.93%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(2)	559,310
825,000	2.53%, 01/18/2029, 3 mo. USD LIBOR + 2.400%(1)(2)	802,803
995,000	3.09%, 07/20/2031, 3 mo. USD LIBOR + 2.950%(1)(2)	995,196
1,500,000	Carlyle U.S. CLO Ltd. 6.42%, 04/20/2034, 3 mo. USD LIBOR + 6.250%(1)(2)	1,501,768
	Cayuga Park CLO Ltd.
1,255,000	3.02%, 07/17/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	1,255,508
1,255,000	4.13%, 07/17/2031, 3 mo. USD LIBOR + 4.000%(1)(2)	1,255,000
488,117	CF Hippolyta LLC 1.69%, 07/15/2060(1)	498,965
	CIFC Funding Ltd.
1,200,000	1.94%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,194,907
785,000	2.03%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(1)(2)	786,354
835,000	2.53%, 10/20/2031, 3 mo. USD LIBOR + 2.400%(1)(2)	835,981
640,000	3.13%, 04/17/2034, 3 mo. USD LIBOR + 3.000%(1)(2)	639,471
1,250,000	4.03%, 10/20/2031, 3 mo. USD LIBOR + 3.900%(1)(2)	1,252,846
530,000	Credit Acceptance Auto Loan Trust 1.24%, 10/15/2029(1)	535,885
	DB Master Finance LLC
137,550	3.79%, 05/20/2049(1)	138,961
122,813	4.02%, 05/20/2049(1)	129,409
244,388	Domino's Pizza Master Issuer LLC 3.15%, 04/25/2051(1)	261,614
	Dryden CLO Ltd.
1,215,000	2.63%, 10/15/2032, 3 mo. USD LIBOR + 2.500%(1)(2)	1,217,760
1,300,000	4.03%, 10/15/2032, 3 mo. USD LIBOR + 3.900%(1)(2)	1,302,638

140

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5% - (continued)
	Asset-Backed - Finance & Insurance - 6.8% - (continued)
	Dryden Senior Loan Fund
$ 1,200,000	1.58%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(2)	$ 1,197,762
500,000	1.98%, 10/15/2027, 3 mo. USD LIBOR + 1.850%(1)(2)	500,190
63,553	GreatAmerica Leasing Receivables Funding LLC 2.83%, 06/17/2024(1)	63,910
230,555	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(1)	230,575
	LCM L.P.
1,200,000	1.71%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(2)	1,191,418
250,000	2.08%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	250,118
	LCM XXV Ltd.
1,473,000	1.78%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	1,468,509
931,334	2.43%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(2)	931,964
1,000,000	3.58%, 07/20/2030, 3 mo. USD LIBOR + 3.450%(1)(2)	974,039
	Madison Park Funding Ltd.
353,979	0.88%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(2)	354,031
1,200,000	1.63%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(2)	1,199,149
850,000	2.63%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(2)	841,996
1,000,000	3.39%, 07/23/2029, 3 mo. USD LIBOR + 3.250%(1)(2)	995,181
	Magnetite Ltd.
1,076,798	0.93%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	1,077,207
715,000	1.66%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(1)(2)	712,434
295,000	MMAF Equipment Finance LLC 2.21%, 12/15/2032(1)	300,409
	Neuberger Berman CLO Ltd.
700,000	2.03%, 04/15/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	699,647
930,000	2.04%, 07/15/2034(1)(2)	930,712
	Neuberger Berman Loan Advisers CLO Ltd.
1,250,000	1.69%, 04/20/2031, 3 mo. USD LIBOR + 1.550%(1)(2)	1,249,254
990,000	2.48%, 10/20/2032, 3 mo. USD LIBOR + 2.350%(1)(2)	992,020
1,250,000	3.88%, 10/20/2032, 3 mo. USD LIBOR + 3.750%(1)(2)	1,252,564
	Oaktree CLO Ltd.
1,250,000	1.78%, 07/15/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	1,250,240
250,000	4.09%, 07/20/2031, 3 mo. USD LIBOR + 3.960%(1)(2)	250,088
	OHA Credit Funding Ltd.
1,215,000	2.53%, 10/19/2032, 3 mo. USD LIBOR + 2.400%(1)(2)	1,216,737
250,000	3.78%, 10/19/2032, 3 mo. USD LIBOR + 3.650%(1)(2)	250,456
260,000	RR Ltd. 1.73%, 07/15/2036(1)(2)	260,148
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5% - (continued)
	Asset-Backed - Finance & Insurance - 6.8% - (continued)
$ 1,250,000	Shackleton CLO Ltd. 3.43%, 04/20/2029(1)(2)	$ 1,240,080
	Sound Point CLO Ltd.
2,340,000	1.78%, 07/20/2034(1)(2)	2,340,475
1,200,000	1.93%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,209,262
17,693	Springleaf Funding Trust 3.48%, 05/15/2028(1)	17,710
805,966	Treman Park CLO Ltd. 1.20%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	806,773
	Voya CLO Ltd.
990,000	2.03%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	980,559
1,200,000	2.22%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(2)	1,191,930
800,000	2.33%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	793,026
1,000,000	2.88%, 10/15/2030, 3 mo. USD LIBOR + 2.750%(1)(2)	1,000,333
		61,253,426
	Asset-Backed - Home Equity - 0.4%
	FirstKey Homes Trust
460,000	1.54%, 08/17/2038(1)	464,986
650,000	1.67%, 10/19/2037(1)	650,333
1,305,000	3.02%, 10/19/2037(1)	1,338,749
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	205,024
820,000	1.81%, 04/17/2038(1)	814,716
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	308,104
		3,781,912
	Commercial Mortgage-Backed Securities - 5.1%
1,125,000	1211 Avenue of the Americas Trust 4.14%, 08/10/2035(1)(3)	1,222,094
1,250,000	280 Park Avenue Mortgage Trust 1.63%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(1)(2)	1,248,501
	BAMLL Commercial Mortgage Securities Trust
905,000	2.84%, 11/15/2030, 1 mo. USD LIBOR + 2.750%(1)(2)	917,301
365,000	4.09%, 08/10/2038(1)(3)	421,616
	Benchmark Mortgage Trust
30,177,368	0.48%, 07/15/2051(3)(4)	811,961
22,909,821	0.66%, 01/15/2052(3)(4)	906,890
2,945,345	1.04%, 05/15/2052(3)(4)	190,217
14,898,996	1.23%, 03/15/2062(3)(4)	1,123,572
470,000	3.21%, 09/15/2053	492,966
325,000	3.72%, 12/15/2072(3)	347,971
1,210,000	BF NYT Mortgage Trust 1.79%, 12/15/2035, 1 mo. USD LIBOR + 1.700%(1)(2)	1,209,995
330,000	BFLD Trust 2.14%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	333,709
	BX Commercial Mortgage Trust
786,429	1.54%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	788,404
235,779	1.64%, 11/15/2032, 1 mo. USD LIBOR + 1.550%(1)(2)	236,518

141

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5% - (continued)
	Commercial Mortgage-Backed Securities - 5.1% - (continued)
$ 1,009,847	2.09%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	$ 1,012,978
860,000	BX Trust 1.54%, 11/15/2032, 1 mo. USD LIBOR + 1.450%(1)(2)	860,000
1,190,000	CAMB Commercial Mortgage Trust 1.84%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	1,192,961
19,156,749	CD Mortgage Trust 1.00%, 02/10/2050(3)(4)	854,169
	Commercial Mortgage Trust
175,000	2.68%, 11/10/2046(1)(3)	176,743
944,000	4.32%, 12/10/2045(1)(3)	944,005
	CSAIL Commercial Mortgage Trust
20,266,278	0.60%, 08/15/2051(3)(4)	700,822
24,333,332	0.71%, 11/15/2050(3)(4)	848,990
1,000,000	CSMC Trust 3.65%, 11/13/2039(1)(3)	906,678
	DBJPM Mortgage Trust
9,169,984	1.47%, 08/10/2049(3)(4)	549,730
3,369,675	1.71%, 09/15/2053(3)(4)	343,107
335,000	DC Office Trust 3.07%, 09/15/2045(1)(3)	338,175
350,000	ExteNet LLC 3.20%, 07/26/2049(1)	360,998
	FREMF Mortgage Trust
75,000	3.51%, 11/25/2045(1)(3)	77,397
370,000	3.54%, 02/25/2052(1)(3)	405,943
390,000	3.65%, 10/25/2052(1)(3)	432,419
135,000	3.68%, 01/25/2048(1)(3)	146,056
75,000	3.69%, 04/25/2048(1)(3)	81,546
95,000	3.78%, 10/25/2048(1)(3)	104,252
80,000	3.88%, 02/25/2050(1)(3)	85,655
460,000	4.08%, 09/25/2025(1)(3)	509,891
120,000	4.16%, 04/25/2049(1)(3)	134,378
	GS Mortgage Securities Trust
34,961,188	0.43%, 03/10/2051(3)(4)	868,936
15,205,464	1.09%, 07/10/2052(3)(4)	1,035,918
5,805,532	1.14%, 05/10/2052(3)(4)	391,828
469,000	3.97%, 05/10/2052	528,841
492,042	GS Mortgage-Backed Securities Corp. Trust 3.34%, 03/27/2051(3)	516,594
	Hudson Yards Mortgage Trust
500,000	2.98%, 08/10/2038(1)(3)	509,908
1,240,000	3.44%, 07/10/2039(1)(3)	1,319,840
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	1,229,949
1,190,000	3.75%, 06/05/2039(1)(3)	1,309,011
1,061,510	JP Morgan Mortgage Trust 4.18%, 11/25/2050(1)(3)	1,146,037
920,000	KNDL Mortgage Trust 1.44%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	920,571
100,000	Life Mortgage Trust 0.79%, 03/15/2038(1)(2)	100,094
	MHP STOR
225,000	1.15%, 07/15/2038, 1 mo. USD LIBOR + 1.050%(1)(2)	225,423
230,000	1.45%, 07/15/2038, 1 mo. USD LIBOR + 1.350%(1)(2)	230,504
	Morgan Stanley Capital Trust
660,000	1.49%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	660,208
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5% - (continued)
	Commercial Mortgage-Backed Securities - 5.1% - (continued)
$ 1,250,000	1.74%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(1)(2)	$ 1,252,331
275,000	3.30%, 12/15/2036, 1 mo. USD LIBOR + 1.800%(1)(2)	276,020
1,250,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	1,272,765
400,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	444,226
3,151,080	SLG Office Trust 0.26%, 07/15/2041(1)(3)(4)	67,837
	SREIT Trust
1,450,000	1.13%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	1,447,243
550,000	1.48%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	548,956
	Wells Fargo N.A.
12,470,370	0.70%, 12/15/2052(3)(4)	640,450
30,038,764	0.73%, 11/15/2050(3)(4)	1,187,685
12,208,666	0.90%, 05/15/2062(3)(4)	731,729
31,655,551	0.96%, 08/15/2061(3)(4)	2,021,324
14,170,148	1.23%, 03/15/2063(3)(4)	1,218,232
8,849,591	1.79%, 03/15/2063(3)(4)	1,207,290
	WF-RBS Commercial Mortgage Trust
589,601	4.96%, 06/15/2044(1)(3)	588,063
665,000	5.68%, 11/15/2044(1)(3)	665,786
		45,882,207
	Other Asset-Backed Securities - 1.6%
197,792	Aaset Trust 3.84%, 05/15/2039(1)	197,382
	Affirm Asset Securitization Trust
180,000	0.88%, 08/15/2025(1)	180,399
305,000	1.03%, 08/15/2026(1)	305,035
120,127	3.46%, 10/15/2024(1)	121,665
650,000	Atlas Senior Loan Fund Ltd. 1.63%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	643,596
	Bayview Opportunity Master Fund Trust
106,857	3.50%, 01/28/2055(1)(3)	109,559
146,526	3.50%, 06/28/2057(1)(3)	149,854
136,951	4.00%, 10/28/2064(1)(3)	139,893
545,000	BlueMountain CLO Ltd. 1.61%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(1)(2)	545,097
645,000	Carlyle U.S. CLO Ltd. 3.08%, 04/20/2034, 3 mo. USD LIBOR + 2.950%(1)(2)	644,447
213,142	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	213,619
	CF Hippolyta LLC
99,698	1.53%, 03/15/2061(1)	101,319
249,244	1.98%, 03/15/2061(1)	253,170
38,518	Cloud Pass-Through Trust 3.55%, 12/05/2022(1)(3)	38,718
400,000	Dewolf Park CLO Ltd. 2.28%, 10/15/2030, 3 mo. USD LIBOR + 2.150%(1)(2)	399,800
174,562	Domino's Pizza Master Issuer LLC 2.66%, 04/25/2051(1)	182,119
750,000	LCM XXIII Ltd. 3.43%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(2)	747,703

142

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5% - (continued)
	Other Asset-Backed Securities - 1.6% - (continued)
$ 1,750,000	Long Point Park CLO Ltd. 1.83%, 01/17/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	$ 1,738,359
	Mill City Mortgage Loan Trust
17,473	2.50%, 04/25/2057(1)(3)	17,552
137,861	2.75%, 01/25/2061(1)(3)	139,766
	Octagon Investment Partners Ltd.
250,000	1.53%, 01/25/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	249,752
750,000	2.18%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	749,998
690,000	4.13%, 10/20/2031, 3 mo. USD LIBOR + 4.000%(1)(2)	689,624
1,250,000	Race Point CLO Ltd. 2.21%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	1,225,729
296,830	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	296,868
585,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	585,178
195,000	Sonic Capital LLC 0.00%, 08/20/2051	195,000
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	630,537
100,000	1.89%, 08/25/2045(1)	100,701
340,000	3.08%, 10/25/2044(1)	351,076
	Start Ltd.
50,963	3.54%, 11/15/2044(1)	51,329
151,153	4.09%, 03/15/2044(1)	151,886
	Symphony CLO Ltd.
540,000	2.63%, 01/15/2034, 3 mo. USD LIBOR + 2.500%(1)(2)	541,252
645,000	7.14%, 01/23/2032, 3 mo. USD LIBOR + 7.000%(1)(2)	636,382
	Towd Point Mortgage Trust
37,239	2.25%, 04/25/2056(1)(3)	37,361
123,541	2.75%, 10/25/2056(1)(3)	125,389
43,529	2.75%, 04/25/2057(1)(3)	44,107
203,311	2.75%, 06/25/2057(1)(3)	209,024
76,722	3.00%, 01/25/2058(1)(3)	78,745
	Vantage Data Centers Issuer LLC
495,000	1.65%, 09/15/2045(1)	499,391
161,837	3.19%, 07/15/2044(1)	167,715
		14,486,096
	Whole Loan Collateral CMO - 2.1%
112,819	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	113,336
53,656	Bravo Residential Funding Trust 2.41%, 05/25/2060(1)(3)	54,236
760,910	Chase Mortgage Reference Notes 2.59%, 10/25/2057, 1 mo. USD LIBOR + 2.500%(1)(2)	777,404
374,689	Deephaven Residential Mortgage Trust 3.05%, 10/25/2059(1)(3)	377,167
	Fannie Mae Connecticut Avenue Securities
362,436	2.24%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	367,814
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5% - (continued)
	Whole Loan Collateral CMO - 2.1% - (continued)
$ 163,862	2.29%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	$ 167,197
320,636	2.29%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	324,152
357,171	2.34%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	361,178
360,340	2.64%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	364,863
801,128	2.74%, 02/25/2030, 1 mo. USD LIBOR + 2.650%(2)	814,987
750,794	3.64%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	777,287
1,101,544	4.34%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(2)	1,150,839
552,110	4.39%, 02/25/2025, 1 mo. USD LIBOR + 4.300%(2)	565,096
598,478	4.44%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	627,227
648,982	4.54%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(2)	679,442
82,585	4.99%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	85,328
716,544	5.09%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	730,661
996,020	5.39%, 10/25/2028, 1 mo. USD LIBOR + 5.300%(2)	1,045,929
633,261	5.79%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	669,980
678,294	5.99%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	715,388
992,570	6.09%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	1,042,524
583,288	6.84%, 08/25/2028, 1 mo. USD LIBOR + 6.750%(2)	621,163
	GS Mortgage-Backed Securities Corp. Trust
321,056	2.78%, 06/25/2051(1)(3)	305,797
887,907	2.82%, 05/25/2051(1)(3)	891,199
698,699	3.34%, 03/27/2051(3)	724,068
	JP Morgan Mortgage Trust
800,000	2.83%, 12/25/2051(1)(3)	724,555
2,547,822	4.18%, 11/25/2050(1)(3)	2,713,693
141,503	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	144,548
201,147	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(1)(3)	216,716
330,363	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	349,049
		18,502,823
	Total Asset & Commercial Mortgage-Backed Securities (cost $147,073,153)	$ 148,001,948

143

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.7%
	Electric - 0.4%
$ 3,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025(1)	$ 4,098,192
	Internet - 0.3%
2,164,000	Booking Holdings, Inc. 0.90%, 09/15/2021	2,310,070
	Total Convertible Bonds (cost $5,436,931)	$ 6,408,262
CORPORATE BONDS - 14.3%
	Aerospace/Defense - 0.4%
	Boeing Co.
345,000	1.43%, 02/04/2024(5)	$ 345,877
180,000	2.20%, 02/04/2026	181,584
603,000	3.25%, 03/01/2028	637,699
170,000	3.45%, 11/01/2028	181,847
685,000	5.15%, 05/01/2030	816,903
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	177,414
900,000	Raytheon Technologies Corp. 4.13%, 11/16/2028	1,043,238
		3,384,562
	Agriculture - 0.3%
	Altria Group, Inc.
140,000	4.50%, 05/02/2043	152,853
180,000	5.80%, 02/14/2039	225,780
990,000	BAT Capital Corp. 3.56%, 08/15/2027	1,071,212
1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,280,930
		2,730,775
	Airlines - 0.0%
270,958	Continental Airlines, Inc. 5.98%, 10/19/2023	276,112
149,554	Southwest Airlines Co. 6.15%, 02/01/2024	153,844
54,306	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	56,231
		486,187
	Auto Manufacturers - 0.1%
460,000	Hyundai Capital America 0.80%, 04/03/2023(1)	460,224
485,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	524,906
		985,130
	Auto Parts & Equipment - 0.1%
608,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	642,960
	Beverages - 0.2%
105,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	130,446
	Anheuser-Busch InBev Worldwide, Inc.
115,000	3.75%, 07/15/2042	128,202
240,000	4.00%, 04/13/2028	275,359
105,000	4.38%, 04/15/2038	126,653
15,000	4.50%, 06/01/2050	18,620
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.3% - (continued)
	Beverages - 0.2% - (continued)
$ 380,000	4.60%, 04/15/2048	$ 472,061
575,000	5.55%, 01/23/2049	806,942
		1,958,283
	Biotechnology - 0.1%
450,000	Gilead Sciences, Inc. 2.80%, 10/01/2050	445,204
430,000	Royalty Pharma plc 3.55%, 09/02/2050(1)	435,900
		881,104
	Chemicals - 0.2%
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	817,757
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)	794,114
		1,611,871
	Commercial Banks - 3.3%
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(6)	437,476
545,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(6)	549,803
75,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(6)	80,713
1,381,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(6)	1,517,013
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(6)	497,920
200,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	215,882
	Barclays plc
460,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(2)(6)	467,709
815,000	3.20%, 08/10/2021	815,463
720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(6)	776,839
390,000	4.34%, 01/10/2028	440,410
390,000	BNP Paribas S.A. 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(6)	410,013
	BPCE S.A.
425,000	5.15%, 07/21/2024(1)	472,534
1,200,000	5.70%, 10/22/2023(1)	1,325,390
	Citigroup, Inc.
500,000	4.45%, 09/29/2027	576,640
1,400,000	5.30%, 05/06/2044	1,905,042
715,000	Commonwealth Bank of Australia 2.69%, 03/11/2031(1)	725,143
320,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 3 mo. USD SOFR + 0.55% thereafter)(1)(2)(6)	317,810
360,000	Credit Agricole S.A. 3.25%, 10/04/2024(1)	384,654

144

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.3% - (continued)
	Commercial Banks - 3.3% - (continued)
	Credit Suisse Group AG
$ 985,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(6)	$ 1,027,738
850,000	3.57%, 01/09/2023(1)	861,672
	Danske Bank A/S
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(2)(6)	812,066
200,000	5.00%, 01/12/2022(1)	203,858
250,000	5.38%, 01/12/2024(1)	276,755
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(6)	497,285
135,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(6)	139,595
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(6)	568,236
1,000,000	4.25%, 10/21/2025	1,122,089
	HSBC Holdings plc
650,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD LIBOR + 1.290% thereafter)(6)	653,717
600,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(6)	621,615
	JP Morgan Chase & Co.
535,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD LIBOR 2.040% thereafter)(6)	555,806
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(6)	145,469
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(6)	111,592
100,000	3.38%, 05/01/2023	104,958
125,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(6)	140,510
575,000	Morgan Stanley 4.10%, 05/22/2023	611,907
	National Australia Bank Ltd.
1,090,000	2.33%, 08/21/2030(1)	1,072,206
250,000	2.99%, 05/21/2031(1)	257,123
1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	1,822,973
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	213,223
1,095,000	3.70%, 03/28/2022	1,115,028
330,000	Standard Chartered plc 0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 3 mo. USD LIBOR + 0.78% thereafter)(1)(2)(6)	329,647
165,000	U.S. Bancorp 3.70%, 01/30/2024	177,877
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.3% - (continued)
	Commercial Banks - 3.3% - (continued)
	UniCredit S.p.A.
$ 285,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(2)(6)	$ 285,611
435,000	3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.550% thereafter)(1)(2)(6)	443,260
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,960,840
1,420,000	5.38%, 11/02/2043	1,933,144
		29,982,254
	Commercial Services - 0.1%
260,000	Ashtead Capital, Inc. 4.25%, 11/01/2029(1)	281,775
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	87,338
540,000	TriNet Group, Inc. 3.50%, 03/01/2029(1)	540,675
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	159,439
		1,069,227
	Construction Materials - 0.4%
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	802,764
956,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)	991,850
410,000	Masonite International Corp. 3.50%, 02/15/2030(1)	413,149
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	1,013,284
		3,221,047
	Distribution/Wholesale - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	695,200
	Diversified Financial Services - 0.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
941,000	3.88%, 01/23/2028(5)	1,016,954
295,000	4.63%, 10/15/2027	331,033
1,250,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	1,326,671
	Avolon Holdings Funding Ltd.
323,000	2.13%, 02/21/2026(1)	324,458
630,000	2.75%, 02/21/2028(1)	635,566
197,000	4.38%, 05/01/2026(1)	216,745
210,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	211,833
775,000	Brookfield Finance LLC 3.45%, 04/15/2050	820,876
195,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(1)	211,443
500,000	Intercontinental Exchange, Inc. 1.85%, 09/15/2032	481,908
542,000	Park Aerospace Holdings Ltd. 5.50%, 02/15/2024(1)	597,249
		6,174,736
	Electric - 1.0%
	Cleco Corporate Holdings LLC
275,000	3.38%, 09/15/2029	289,454
473,000	3.74%, 05/01/2026	520,375

145

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.3% - (continued)
	Electric - 1.0% - (continued)
$ 205,000	4.97%, 05/01/2046	$ 253,194
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	136,977
156,000	6.63%, 02/01/2032	220,752
135,000	Dominion Energy, Inc. 2.72%, 08/15/2021(2)(7)	135,058
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	111,823
120,000	3.40%, 06/15/2029	131,999
575,000	Exelon Corp. 5.10%, 06/15/2045	768,186
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	612,048
645,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	688,933
85,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	96,482
345,000	NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	352,148
160,000	Niagara Mohawk Power Corp. 3.03%, 06/27/2050(1)	160,285
215,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	278,534
85,000	PacifiCorp 4.13%, 01/15/2049	103,655
66,000	Pennsylvania Electric Co. 3.60%, 06/01/2029(1)	72,587
	San Diego Gas & Electric Co.
480,000	1.70%, 10/01/2030	472,801
40,000	3.75%, 06/01/2047	46,550
10,000	4.15%, 05/15/2048	12,523
	SCE Recovery Funding LLC
150,000	0.86%, 11/15/2031	148,023
65,000	1.94%, 05/15/2038	64,507
35,000	2.51%, 11/15/2043	34,328
1,075,000	Sempra Energy 3.25%, 06/15/2027	1,169,405
	Southern Co.
1,135,000	3.75%, 09/15/2051, (3.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 2.915% thereafter)(2)(6)	1,158,154
245,000	4.40%, 07/01/2046	294,824
485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	528,415
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	109,316
106,000	Union Electric Co. 4.00%, 04/01/2048	129,808
		9,101,144
	Electrical Components & Equipment - 0.1%
955,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	1,063,966
	Engineering & Construction - 0.0%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	320,096
	Environmental Control - 0.1%
445,000	Republic Services, Inc. 2.30%, 03/01/2030	459,388
180,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	182,475
		641,863
	Food - 0.2%
200,000	Conagra Brands, Inc. 4.60%, 11/01/2025	227,388
150,000	McCormick & Co., Inc. 2.50%, 04/15/2030	155,665
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.3% - (continued)
	Food - 0.2% - (continued)
$ 510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	$ 558,858
550,000	Sysco Corp. 6.60%, 04/01/2050	876,928
153,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	153,191
		1,972,030
	Gas - 0.0%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	135,120
	Healthcare - Products - 0.2%
805,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	859,297
	Boston Scientific Corp.
660,000	2.65%, 06/01/2030	693,892
60,000	4.00%, 03/01/2029	69,094
		1,622,283
	Healthcare - Services - 0.6%
245,000	Centene Corp. 4.25%, 12/15/2027	258,475
	CommonSpirit Health
80,000	2.78%, 10/01/2030	84,506
305,000	4.20%, 08/01/2023	325,534
	Dignity Health
214,000	3.81%, 11/01/2024	233,200
352,000	4.50%, 11/01/2042(5)	436,992
1,000,000	HCA, Inc. 5.50%, 06/15/2047	1,333,815
	Mercy Health
565,000	3.56%, 08/01/2027	624,585
95,000	4.30%, 07/01/2028	111,710
275,000	Ochsner LSU Health System of North Louisiana 2.51%, 05/15/2031	278,567
260,000	Sutter Health 2.29%, 08/15/2030	268,810
	Toledo Hospital
400,000	5.33%, 11/15/2028(5)	470,627
150,000	5.75%, 11/15/2038	184,295
	UnitedHealth Group, Inc.
340,000	3.75%, 07/15/2025	379,139
5,000	3.85%, 06/15/2028	5,778
		4,996,033
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	505,670
	Insurance - 0.7%
	American International Group, Inc.
205,000	3.40%, 06/30/2030	226,605
590,000	4.25%, 03/15/2029	685,717
99,000	4.50%, 07/16/2044	123,591
800,000	Athene Global Funding 2.50%, 03/24/2028(1)	831,933
185,000	Chubb INA Holdings, Inc. 3.35%, 05/15/2024	199,463
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	349,791
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	1,426,898
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	124,998
77,000	Liberty Mutual Group, Inc. 4.57%, 02/01/2029(1)	90,764
485,000	MetLife, Inc. 3.60%, 04/10/2024	524,543

146

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.3% - (continued)
	Insurance - 0.7% - (continued)
$ 490,000	Nationwide Mutual Insurance Co. 4.35%, 04/30/2050(1)	$ 559,161
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(1)	130,920
675,000	Unum Group 5.75%, 08/15/2042	847,289
		6,121,673
	Investment Company Security - 0.0%
250,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	277,880
	IT Services - 0.2%
	Apple, Inc.
170,000	3.25%, 02/23/2026	186,741
35,000	4.45%, 05/06/2044	46,086
475,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	484,500
825,000	Western Digital Corp. 4.75%, 02/15/2026	915,750
		1,633,077
	Lodging - 0.1%
800,000	Genting New York LLC 3.30%, 02/15/2026(1)	804,352
	Machinery-Diversified - 0.0%
	Otis Worldwide Corp.
70,000	2.57%, 02/15/2030	73,884
130,000	3.11%, 02/15/2040	136,879
		210,763
	Media - 1.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
650,000	2.30%, 02/01/2032	637,947
25,000	3.70%, 04/01/2051	25,259
85,000	4.80%, 03/01/2050	99,611
63,000	5.13%, 07/01/2049	76,329
950,000	6.48%, 10/23/2045	1,335,380
	Comcast Corp.
100,000	4.05%, 11/01/2052	120,847
575,000	4.40%, 08/15/2035	701,369
34,000	6.40%, 05/15/2038	50,489
505,000	Cox Communications, Inc. 4.80%, 02/01/2035(1)	619,458
	Discovery Communications LLC
65,000	3.63%, 05/15/2030	71,596
130,000	3.95%, 03/20/2028	145,786
155,000	4.00%, 09/15/2055	166,304
60,000	4.13%, 05/15/2029	68,247
305,000	4.65%, 05/15/2050	361,687
1,000,000	5.20%, 09/20/2047	1,265,468
920,000	Sky Ltd. 3.75%, 09/16/2024(1)	1,005,971
245,000	TEGNA, Inc. 4.75%, 03/15/2026(1)	260,006
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	110,073
60,000	7.30%, 07/01/2038	87,989
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	33,730
1,000,000	ViacomCBS, Inc. 5.85%, 09/01/2043	1,394,815
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.3% - (continued)
	Media - 1.0% - (continued)
$ 250,000	Videotron Ltd. 3.63%, 06/15/2029(1)	$ 256,563
180,000	Walt Disney Co. 4.00%, 10/01/2023	193,720
		9,088,644
	Office/Business Equipment - 0.0%
275,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	290,109
	Oil & Gas - 0.8%
	Aker BP ASA
1,760,000	3.75%, 01/15/2030(1)	1,910,526
665,000	4.00%, 01/15/2031(1)	738,683
450,000	BG Energy Capital plc 4.00%, 10/15/2021(1)	453,151
406,000	Devon Energy Corp. 5.88%, 06/15/2028(1)	448,527
750,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	812,317
	Equinor ASA
30,000	2.65%, 01/15/2024	31,552
35,000	2.88%, 04/06/2025	37,511
560,000	3.00%, 04/06/2027	611,776
5,000	3.70%, 03/01/2024	5,404
725,000	Hess Corp. 7.30%, 08/15/2031	990,903
210,000	Qatar Petroleum 3.13%, 07/12/2041(1)	217,743
245,000	Qatar Petroleum Industry 2.25%, 07/12/2031(1)	247,879
355,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	387,890
		6,893,862
	Packaging & Containers - 0.0%
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	337,815
	Pharmaceuticals - 0.4%
	AbbVie, Inc.
450,000	3.45%, 03/15/2022	456,374
525,000	3.80%, 03/15/2025	575,062
600,000	4.75%, 03/15/2045	763,588
225,000	5.00%, 12/15/2021	226,291
160,000	CVS Health Corp. 4.88%, 07/20/2035	198,977
705,000	EMD Finance LLC 2.95%, 03/19/2022(1)	713,901
465,000	Organon Finance LLC 4.13%, 04/30/2028(1)	476,816
		3,411,009
	Pipelines - 1.0%
1,200,000	Enable Midstream Partners L.P. 4.40%, 03/15/2027	1,336,697
	Energy Transfer Operating L.P.
1,125,000	4.75%, 01/15/2026	1,268,333
155,000	4.95%, 06/15/2028	180,733
1,100,000	5.25%, 04/15/2029	1,309,721
214,000	7.60%, 02/01/2024	243,424
900,000	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	891,117
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	267,487
40,000	3.45%, 10/15/2027(1)	42,504
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,314,119

147

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.3% - (continued)
	Pipelines - 1.0% - (continued)
$ 675,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.88%, 04/15/2026	$ 706,219
235,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	240,288
780,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	787,800
		8,588,442
	Real Estate Investment Trusts - 0.4%
	American Tower Corp.
150,000	4.40%, 02/15/2026	169,644
85,000	5.00%, 02/15/2024	94,034
	Brixmor Operating Partnership L.P.
0	2.25%, 04/01/2028	0
285,000	4.05%, 07/01/2030	324,315
440,000	4.13%, 05/15/2029	501,816
240,000	Equinix, Inc. 3.00%, 07/15/2050	236,442
750,000	GLP Capital L.P. / GLP Financing II, Inc. 4.00%, 01/15/2030	816,825
	SBA Tower Trust
100,000	1.63%, 05/15/2051(1)	101,196
100,000	1.88%, 07/15/2050(1)	101,937
215,000	2.84%, 01/15/2050(1)	224,248
300,000	3.45%, 03/15/2048(1)	305,533
504,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	553,673
		3,429,663
	Retail - 0.2%
825,000	AutoZone, Inc. 3.13%, 04/21/2026	901,078
575,000	Lowe's Cos., Inc. 1.30%, 04/15/2028	567,301
		1,468,379
	Semiconductors - 0.1%
225,000	Broadcom, Inc. 3.50%, 02/15/2041(1)	233,157
675,000	Microchip Technology, Inc. 0.97%, 02/15/2024(1)	676,224
		909,381
	Software - 0.1%
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	170,349
	Oracle Corp.
580,000	3.60%, 04/01/2050	605,060
110,000	3.65%, 03/25/2041	118,950
275,000	3.95%, 03/25/2051	305,450
110,000	Press Ganey Holdings, Inc. 4.50%, 07/24/2026, 1 mo. USD LIBOR + 3.750%(2)	110,000
		1,309,809
	Telecommunications - 0.7%
	AT&T, Inc.
578,000	2.55%, 12/01/2033(1)	582,302
300,000	3.10%, 02/01/2043	299,418
460,000	4.45%, 04/01/2024	501,446
575,000	5.65%, 02/15/2047	780,947
782,813	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	837,273
	T-Mobile USA, Inc.
625,000	2.25%, 02/15/2026	632,031
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.3% - (continued)
	Telecommunications - 0.7% - (continued)
$ 290,000	2.88%, 02/15/2031	$ 291,615
95,000	4.38%, 04/15/2040	112,534
775,000	4.50%, 04/15/2050	948,065
	Verizon Communications, Inc.
230,000	2.99%, 10/30/2056	223,395
406,000	4.52%, 09/15/2048	512,507
130,000	4.75%, 11/01/2041	165,678
93,000	4.81%, 03/15/2039	119,344
575,000	Vodafone Group plc 5.25%, 05/30/2048	764,936
		6,771,491
	Transportation - 0.2%
600,000	FedEx Corp. 5.25%, 05/15/2050	838,104
745,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.95%, 03/10/2025(1)	813,782
140,000	Union Pacific Corp. 3.75%, 02/05/2070	159,870
		1,811,756
	Trucking & Leasing - 0.1%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	579,420
90,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.70%, 11/01/2024(1)	94,730
		674,150
	Total Corporate Bonds (cost $121,879,784)	$ 128,213,796
FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
	Chile - 0.1%
995,000	Chile Government International Bond 2.55%, 07/27/2033	$ 1,009,835
	Indonesia - 0.6%
IDR 75,000,000,000	Indonesia Treasury Bond 7.00%, 09/15/2030	5,445,117
	Mexico - 0.4%
MXN 57,500,000	Mexican Bonos 8.50%, 05/31/2029	3,179,445
$ 550,000	Mexico Government International Bond 4.28%, 08/14/2041	581,454
		3,760,899
	Panama - 0.0%
395,000	Panama Government International Bond 2.25%, 09/29/2032	381,965
	Qatar - 0.1%
	Qatar Government International Bond
250,000	3.38%, 03/14/2024(1)	267,438
315,000	3.88%, 04/23/2023(1)	333,574
		601,012
	Saudi Arabia - 0.1%
460,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	475,911
	Total Foreign Government Obligations (cost $11,702,974)	$ 11,674,739

148

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
$ 90,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	$ 95,570
	Development - 0.0%
265,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	267,770
	General - 0.2%
	Chicago, IL, Transit Auth
130,000	6.30, 12/01/2021,	132,598
320,000	6.90, 12/01/2040,	464,332
140,000	City of Sacramento, CA, (AGM Insured) 6.42%, 08/01/2023	156,229
190,000	Kansas, Dev Finance Auth, (AGM Insured) 5.37%, 05/01/2026	214,426
65,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	94,688
575,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	755,929
350,000	Sales Tax Securitization Corp., IL Rev 4.79%, 01/01/2048	458,186
		2,276,388
	General Obligation - 0.1%
580,000	State of Illinois, GO 5.10%, 06/01/2033	695,665
	Power - 0.0%
83,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	86,061
	Transportation - 0.2%
	Foothill-Eastern Transportation Corridor Agency, CA,, (AGM Insured)
335,000	3.92%, 01/15/2053	357,548
45,000	4.09%, 01/15/2049	48,098
150,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	212,528
	Metropolitan Transportation Auth, NY, Rev
165,000	5.18%, 11/15/2049	222,963
20,000	6.20%, 11/15/2026	23,185
195,000	6.81%, 11/15/2040	285,991
275,000	New York and New Jersey Port Auth, Taxable Rev 3.18%, 07/15/2060	279,929
40,000	Port Auth of New York & New Jersey Rev 5.86%, 12/01/2024	46,725
		1,476,967
	Utility - Electric - 0.1%
375,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	499,332
229,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	355,419
		854,751
	Total Municipal Bonds (cost $5,012,983)	$ 5,753,172
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8)
	Advertising - 0.0%
$ 411,292	Clear Channel Outdoor Holdings, Inc. 3.63%, 08/21/2026, 1 mo. USD LIBOR + 3.500%(2)	$ 398,953
	Aerospace/Defense - 0.2%
512,425	Great Outdoors Group LLC 5.00%, 03/06/2028, 1 mo. USD LIBOR + 4.250%(2)	512,681
99,500	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%(2)	99,956
879,784	TransDigm, Inc. 2.34%, 12/09/2025, 1 mo. USD LIBOR + 2.250%(2)	863,605
362,686	Tronox Finance LLC 2.63%, 03/13/2028, 1 mo. USD LIBOR + 2.500%(2)	359,001
		1,835,243
	Airlines - 0.1%
285,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%(2)	292,624
185,000	Air Canada 0.00%, 07/28/2028, 1 mo. USD LIBOR + 3.500%(9)	185,309
230,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%(2)	243,427
295,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%(2)	311,308
304,237	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%(2)	304,353
		1,337,021
	Apparel - 0.0%
275,000	Birkenstock GmbH & Co. KG 4.25%, 04/27/2028, 1 mo. USD LIBOR + 3.750%(2)	274,197
	Asset-Backed - Finance & Insurance - 0.0%
194,513	PAI Holdco, Inc. 4.50%, 10/28/2027, 1 mo. USD LIBOR + 3.750%(2)	194,087
	Auto Parts & Equipment - 0.2%
210,000	Adient U.S. LLC 3.59%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(2)	209,737
366,089	Altra Industrial Motion Corp. 2.09%, 10/01/2025, 3 mo. USD LIBOR + 2.000%(2)	363,343
683,785	Clarios Global L.P. 3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%(2)	677,693
225,439	First Brands Group LLC 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%(2)	227,624
		1,478,397

149

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	Beverages - 0.1%
$ 122,500	Sunshine Investments B.V. 3.16%, 03/28/2025, 3 mo. USD LIBOR + 3.250%(2)	$ 120,663
801,392	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%(2)	801,391
		922,054
	Chemicals - 0.1%
426,284	Axalta Coating Systems U.S. Holdings, Inc. 1.90%, 06/01/2024, 3 mo. USD LIBOR + 1.750%(2)	421,194
544,755	Starfruit Finco B.V 2.84%, 10/01/2025, 1 mo. USD LIBOR + 2.750%(2)	537,363
		958,557
	Commercial Services - 0.9%
638,400	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%(2)	634,053
374,053	Allied Universal Holdco LLC 4.25%, 05/12/2028, 1 mo. USD LIBOR + 3.750%(2)	373,481
	Amentum Government Services Holdings LLC
153,450	3.59%, 01/29/2027, 1 mo. USD LIBOR + 3.500%(2)	152,252
399,000	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%(2)	398,876
370,000	APX Group, Inc. 0.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(9)	367,040
475,231	AVSC Holding Corp. 5.50%, 10/15/2026, 1 mo. USD LIBOR + 4.500%(2)	433,796
98,500	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%(2)	97,556
EUR 465,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%(2)	547,127
$ 977,330	Blackhawk Network Holdings, Inc. 3.09%, 06/15/2025, 3 mo. USD LIBOR + 3.000%(2)	962,846
EUR 260,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%(2)	306,112
$ 246,819	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%(2)	243,117
653,698	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%(2)	653,292
920,089	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%(2)	911,891
186,675	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%(2)	183,408
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	Commercial Services - 0.9% - (continued)
$ 641,367	Quikrete Holdings, Inc. 2.59%, 02/01/2027, 1 mo. USD LIBOR + 2.500%(2)	$ 633,080
	Verisure Holding AB
EUR 575,000	3.50%, 07/20/2026, 6 mo. EURIBOR + 4.000%(2)	677,571
430,000	3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%(2)	506,950
		8,082,448
	Construction Materials - 0.1%
$ 495,000	ACProducts, Inc. 4.75%, 05/05/2028, 1 mo. USD LIBOR + 4.250%(9)	491,367
696,931	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%(2)	694,533
		1,185,900
	Distribution/Wholesale - 0.1%
736,875	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%(2)	727,664
	Diversified Financial Services - 0.1%
669,549	Aretec Group, Inc. 4.34%, 10/01/2025, 3 mo. USD LIBOR + 4.250%(2)	664,809
310,000	Fleetcor Technologies Operating Co. LLC 1.84%, 04/28/2028, 1 mo. USD LIBOR + 1.750%(9)	307,343
		972,152
	Electrical Components & Equipment - 0.0%
110,000	Anticimex International AB 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(9)	109,587
	Energy-Alternate Sources - 0.1%
586,329	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%(2)	581,345
	Engineering & Construction - 0.1%
344,137	ADMI Corp. 3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%(9)	338,201
488,550	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%(2)	478,833
		817,034
	Entertainment - 0.2%
133,988	Banijay Entertainment S.A.S 3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%(2)	133,402
	Crown Finance U.S., Inc.
765,917	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%(2)	617,344

150

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	Entertainment - 0.2% - (continued)
$ 147,929	7.00%, 05/23/2024, 6 mo. EURIBOR + 7.000%	$ 183,221
491,767	Scientific Games International, Inc. 2.84%, 08/14/2024, 1 mo. USD LIBOR + 2.750%(2)	483,914
488,520	SeaWorld Parks & Entertainment, Inc. 3.75%, 03/31/2024, 1 mo. USD LIBOR + 3.000%(2)	483,635
		1,901,516
	Food - 0.3%
315,617	B&G Foods, Inc. 2.59%, 10/10/2026, 1 mo. USD LIBOR + 2.500%(2)	315,026
495,744	Froneri International Ltd. 2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%(2)	486,449
733,144	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%(2)	728,459
115,904	Simply Good Foods USA, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%(2)	116,303
	U.S. Foods, Inc.
574,200	1.84%, 06/27/2023, 1 mo. USD LIBOR + 1.750%(2)	566,574
289,837	2.09%, 09/13/2026, 3 mo. USD LIBOR + 2.000%(2)	284,441
		2,497,252
	Food Service - 0.0%
187,625	Aramark Services, Inc. 1.84%, 01/15/2027, 1 mo. USD LIBOR + 1.750%(2)	184,049
	Gas - 0.1%
532,567	Messer Industries GmbH 2.65%, 03/01/2026, 3 mo. USD LIBOR + 2.500%(2)	527,130
	Hand/Machine Tools - 0.0%
267,975	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%(2)	267,975
	Healthcare - Products - 0.1%
681,575	Avantor, Inc. 2.75%, 11/08/2027, 1 mo. USD LIBOR + 2.250%(2)	678,876
200,000	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(9)	199,376
		878,252
	Healthcare - Services - 0.4%
265,000	ADMI Corp. 0.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%(9)	263,609
157,200	Emerald TopCo, Inc. 3.63%, 07/24/2026, 1 mo. USD LIBOR + 3.500%(2)	155,383
232,566	Ensemble RCM LLC 3.88%, 08/03/2026, 3 mo. USD LIBOR + 3.750%(2)	232,204
99,748	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%(2)	99,857
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	Healthcare - Services - 0.4% - (continued)
$ 138,343	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%(2)	$ 137,738
375,000	Heartland Dental, LLC 4.09%, 04/30/2025, 1 mo. USD LIBOR + 4.000%(2)	373,436
160,000	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%	159,600
431,919	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 1 mo. USD LIBOR + 2.750%(2)	428,632
493,955	Pathway Vet Alliance LLC 3.84%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(2)	491,006
473,813	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%(2)	472,292
685,704	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%(2)	684,970
		3,498,727
	Household Products - 0.1%
669,794	Diamond (BC) B.V. 3.09%, 09/06/2024, 3 mo. USD LIBOR + 3.000%(2)	663,693
99,623	Reynolds Consumer Products LLC 1.84%, 02/04/2027, 1 mo. USD LIBOR + 1.750%(2)	98,490
		762,183
	Insurance - 0.5%
685,987	Acrisure LLC 3.61%, 02/15/2027, 1 mo. USD LIBOR + 3.500%(2)	673,124
	Asurion LLC
284,249	3.22%, 11/03/2023, 1 mo. USD LIBOR + 3.125%(2)	281,112
598,417	3.34%, 12/23/2026, 1 mo. USD LIBOR + 3.250%(2)	586,916
145,000	5.34%, 01/31/2028, 1 mo. USD LIBOR + 5.250%(2)	144,172
879,597	Hub International Ltd. 2.88%, 04/25/2025, 1 mo. USD LIBOR + 2.750%(2)	866,086
149,079	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%(2)	149,079
489,962	NFP Corp. 4.17%, 02/15/2027, 1 mo. USD LIBOR + 3.250%(2)	480,951
	Sedgwick Claims Management Services, Inc.
879,699	3.34%, 12/31/2025, 3 mo. USD LIBOR + 3.250%(2)	865,404
49,250	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%(2)	49,240
		4,096,084

151

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	IT Services - 0.1%
$ 365,000	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%(2)	$ 357,813
645,313	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%(2)	643,971
		1,001,784
	Leisure Time - 0.5%
	Caesars Resort Collection LLC
732,911	2.84%, 12/22/2024, 3 mo. USD LIBOR + 2.750%(2)	724,102
372,188	4.59%, 07/21/2025, 1 mo. USD LIBOR + 4.500%(2)	372,187
277,200	Carnival Corp. 3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%(2)	274,949
900,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%(2)	891,747
798,251	Golden Entertainment, Inc. 3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%(2)	793,597
110,000	Great Canadian Gaming Corp. 0.00%, 11/01/2026, 1 mo. USD LIBOR + 4.000%(9)	109,932
375,000	Hayward Industries, Inc. 3.25%, 05/12/2028, 1 mo. USD LIBOR + 2.750%(9)	371,438
238,800	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%(2)	237,819
270,000	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%(2)	269,055
104,323	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 3.000%(2)	103,589
		4,148,415
	Lodging - 0.1%
331,280	Boyd Gaming Corp. 2.33%, 09/15/2023, 3 mo. USD LIBOR + 2.250%(2)	330,280
488,550	CityCenter Holdings LLC 3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%(2)	486,947
		817,227
	Machinery-Construction & Mining - 0.1%
EUR 210,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%(2)	248,846
$ 203,204	Pro Mach Group, Inc. 4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%(2)	202,824
		451,670
	Machinery-Diversified - 0.0%
253,088	Filtration Group Corp. 4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%(2)	253,087
178,200	Gardner Denver, Inc. 2.84%, 03/01/2027, 1 mo. USD LIBOR + 2.750%(2)	177,819
		430,906
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	Media - 0.7%
$ 380,000	Cable One, Inc. 2.09%, 05/03/2028, 1 mo. USD LIBOR + 2.000%(2)	$ 374,680
	CSC Holdings LLC
488,520	2.34%, 07/17/2025, 3 mo. USD LIBOR + 2.250%(2)	480,377
359,525	2.59%, 04/15/2027, 1 mo. USD LIBOR + 2.500%(2)	354,387
496,212	E.W. Scripps Co. 3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%(2)	492,421
425,886	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%(2)	421,683
2,221	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%(2)	2,220
590,776	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%(2)	590,144
735,210	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%(2)	733,945
595,295	Nexstar Broadcasting, Inc. 2.60%, 09/18/2026, 1 mo. USD LIBOR + 2.500%(2)	589,258
595,000	UPC Financing Partnership 3.09%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(2)	588,520
	Vertical Midco GmbH
EUR 100,000	4.25%, 07/29/2027, 3 mo. EURIBOR + 4.250%(2)	118,572
$ 526,035	4.40%, 07/30/2027, 1 mo. USD LIBOR + 4.250%(2)	524,636
410,000	Virgin Media Bristol LLC 3.34%, 01/31/2029, 1 mo. USD LIBOR + 3.250%(2)	407,835
500,000	Ziggo Financing Partnership 2.59%, 04/30/2028, 1 mo. USD LIBOR + 2.500%(2)	491,320
		6,169,998
	Metal Fabricate/Hardware - 0.0%
428,056	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%(2)	424,738
	Miscellaneous Manufacturing - 0.1%
177,750	Ingersoll-Rand Services Co. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%(2)	174,389
280,012	Tamko Building Products LLC 3.12%, 06/01/2026, 1 mo. USD LIBOR + 3.000%(2)	275,462
488,579	USI, Inc. 3.15%, 05/16/2024, 3 mo. USD LIBOR + 3.000%(2)	483,004
		932,855
	Oil & Gas - 0.2%
470,000	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	468,571

152

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	Oil & Gas - 0.2% - (continued)
$ 488,694	NorthRiver Midstream Finance L.P. 3.39%, 10/01/2025, 3 mo. USD LIBOR + 3.250%(2)	$ 483,870
461,185	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%(2)	460,738
		1,413,179
	Oil & Gas Services - 0.1%
475,288	Lower Cadence Holdings LLC 4.09%, 05/22/2026, 3 mo. USD LIBOR + 4.000%(2)	474,613
818,300	UGI Energy Services LLC 3.84%, 08/13/2026, 1 mo. USD LIBOR + 3.750%(2)	818,300
		1,292,913
	Packaging & Containers - 0.3%
613,475	Berlin Packaging LLC 3.11%, 11/07/2025, 3 mo. USD LIBOR + 3.000%(2)	605,549
	Flex Acquisition Co., Inc.
491,456	3.39%, 06/29/2025, 3 mo. USD LIBOR + 3.250%(2)	483,971
320,457	4.00%, 02/23/2028, 1 mo. USD LIBOR + 3.500%(2)	317,503
137,900	Pregis TopCo Corp. 4.09%, 07/31/2026, 1 mo. USD LIBOR + 4.000%(2)	137,814
633,413	Proampac PG Borrower LLC 4.32%, 11/03/2025, 1 mo. USD LIBOR + 3.750%(2)	632,222
261,650	Reynolds Group Holdings, Inc. 2.84%, 02/05/2023, 1 mo. USD LIBOR + 2.750%(2)	260,669
		2,437,728
	Pharmaceuticals - 0.3%
355,730	Bausch Health Cos., Inc. 3.09%, 06/02/2025, 3 mo. USD LIBOR + 3.000%(2)	353,062
445,464	Elanco Animal Health, Inc. 1.85%, 08/02/2027, 1 mo. USD LIBOR + 1.750%(2)	436,951
423,311	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%(2)	422,914
309,225	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%(2)	305,978
350,000	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%(9)	350,329
405,000	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%(2)	403,736
		2,272,970
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	Real Estate - 0.1%
$ 244,361	Belron Finance U.S. LLC 2.44%, 11/13/2025, 1 mo. USD LIBOR + 2.250%(2)	$ 241,612
650,000	VICI Properties LLC 1.84%, 12/20/2024, 1 mo. USD LIBOR + 1.750%(2)	642,759
		884,371
	Retail - 0.6%
205,000	At Home Group, Inc. 0.00%, 06/24/2028, 1 mo. USD LIBOR + 4.250%(9)	204,830
449,288	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%(2)	440,303
430,699	Beacon Roofing Supply, Inc. 2.59%, 05/19/2028, 1 mo. USD LIBOR + 2.500%(2)	426,771
289,520	EG Group Ltd. 0.00%, 03/31/2026, 1 mo. USD LIBOR + 4.250%(9)	289,341
180,000	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 1 mo. USD LIBOR + 3.250%(2)	177,750
711,180	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	707,290
214,999	Hertz Corp. 0.00%, 06/14/2028, 1 mo. USD LIBOR + 3.500%(9)	213,610
245,558	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%(2)	244,107
	LBM Acquisition LLC
261,368	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(9)	257,892
103,333	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(9)(10)	101,869
245,539	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(9)	243,083
427,850	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%(2)	426,780
380,000	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%(2)	380,000
269,325	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(2)	268,062
180,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%(2)	179,820
475,000	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%(9)	471,338
490,000	Staples, Inc. 5.18%, 04/16/2026, 3 mo. USD LIBOR + 5.000%(2)	474,687
		5,507,533
	Software - 1.0%
295,918	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%(2)	295,639
368,217	CDW LLC 1.85%, 10/13/2026, 1 mo. USD LIBOR + 1.750%(2)	367,591
584,058	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%(2)	582,902

153

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	Software - 1.0% - (continued)
$ 649,275	DCert Buyer, Inc. 4.09%, 10/16/2026, 3 mo. USD LIBOR + 4.000%(2)	$ 647,834
315,000	E2open LLC 3.75%, 02/04/2028, 1 mo. USD LIBOR + 3.250%(2)	314,080
405,171	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%(2)	403,724
456,988	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%(2)	456,797
275,000	Ingram Micro, Inc. 0.00%, 06/30/2028, 1 mo. USD LIBOR + 3.500%(9)	275,000
484,372	Navicure, Inc. 4.09%, 10/22/2026, 1 mo. USD LIBOR + 4.000%(2)	482,256
349,125	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%(2)	348,580
430,000	Polaris Newco LLC 4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%(2)	429,462
305,000	Proofpoint, Inc. 0.00%, 06/09/2028, 1 mo. USD LIBOR + 3.250%(9)	301,798
385,000	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%(2)	382,401
750,000	Signal Parent, Inc. 4.25%, 04/03/2028, 1 mo. USD LIBOR + 3.500%(2)	735,000
222,090	SS&C European Holdings S.a.r.l. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%(2)	218,632
280,352	SS&C Technologies, Inc. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%(2)	275,986
511,393	Ultimate Software Group, Inc. 4.00%, 05/04/2026, 1 mo. USD LIBOR + 3.250%(2)	510,805
130,518	Western Digital Corp. 1.84%, 04/29/2023, 1 mo. USD LIBOR + 1.750%(2)	130,421
630,000	WEX, Inc. 2.34%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(9)	622,560
763,414	Zelis Healthcare Corp. 3.60%, 09/30/2026, 1 mo. USD LIBOR + 3.500%(2)	758,833
		8,540,301
	Telecommunications - 0.4%
488,579	Altice France S.A. 3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%(2)	482,012
405,000	DirecTV Financing, LLC 0.00%, 07/21/2027, 1 mo. USD LIBOR + 5.000%(9)	404,040
408,975	Frontier Communications Corp. 4.50%, 01/05/2028, 1 mo. USD LIBOR + 3.750%(2)	408,210
EUR 1,048,617	Lorca Finco plc 4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%(2)	1,244,954
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.6%(8) - (continued)
	Telecommunications - 0.4% - (continued)
$ 750,000	Telenet Financing USD LLC 2.09%, 04/30/2028, 6 mo. USD LIBOR + 2.000%(2)	$ 735,833
298,414	Zayo Group Holdings, Inc. 3.09%, 03/09/2027, 1 mo. USD LIBOR + 3.000%(2)	293,353
		3,568,402
	Textiles - 0.0%
244,361	ASP Unifrax Holdings, Inc. 3.90%, 12/12/2025, 3 mo. USD LIBOR + 3.750%(2)	239,212
	Transportation - 0.2%
264,337	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%(2)	262,989
390,000	First Student Bidco, Inc. 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.000%(9)	387,013
1,036,875	Genesee & Wyoming, Inc. 2.15%, 12/30/2026, 1 mo. USD LIBOR + 2.000%(2)	1,026,765
		1,676,767
	Total Senior Floating Rate Interests (cost $76,865,686)	$ 76,698,776
U.S. GOVERNMENT AGENCIES - 1.5%
	Mortgage-Backed Agencies - 1.5%
	FHLMC - 1.3%
159,303	0.70%, 01/25/2051, 1 mo. USD SOFR + 0.650%(1)(2)	$ 159,303
235,000	0.85%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(2)	235,227
2,969,506	1.33%, 06/25/2030(3)(4)	310,511
5,583,141	1.43%, 07/25/2030(3)(4)	614,607
1,740,000	2.59%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	1,777,384
317,832	2.74%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(2)	322,881
1,100,000	3.54%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(2)	1,139,519
416,878	3.64%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(2)	430,603
358,740	3.69%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(1)(2)	361,431
11,893	4.00%, 03/01/2041	12,996
206,643	4.64%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(2)	209,508
783,198	4.79%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(2)	803,223
1,205,428	4.79%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	1,246,286
94,278	4.84%, 10/25/2024, 1 mo. USD LIBOR + 4.750%(2)	94,603
194,939	5.09%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(2)	202,980
999,702	5.24%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(2)	1,035,335

154

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.5% - (continued)
	Mortgage-Backed Agencies - 1.5% - (continued)
	FHLMC - 1.3% - (continued)
$ 910,772	5.64%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(2)	$ 953,101
1,233,524	6.44%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(2)	1,302,868
		11,212,366
	FNMA - 0.1%
50,711	0.48%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(2)	50,726
974,771	3.00%, 03/25/2053	1,017,234
150,000	3.07%, 02/01/2025	161,642
5,874	4.50%, 04/01/2041	6,537
		1,236,139
	GNMA - 0.1%
86	6.00%, 11/20/2023	95
208	6.00%, 12/20/2023	230
23	6.00%, 01/20/2024	26
78	6.00%, 02/20/2024	86
77	6.00%, 02/20/2026	85
449	6.00%, 02/20/2027	497
127	6.00%, 01/20/2028	141
2,780	6.00%, 02/20/2028	3,086
4,742	6.00%, 04/20/2028	5,372
1,650	6.00%, 06/15/2028	1,859
10,463	6.00%, 07/20/2028	11,847
11,010	6.00%, 08/20/2028	12,484
4,029	6.00%, 10/15/2028	4,512
11,950	6.00%, 11/15/2028	13,409
10,658	6.00%, 03/20/2029	12,081
10,508	6.00%, 09/20/2029	11,732
18,013	6.00%, 04/20/2030	19,979
2,298	6.00%, 06/20/2030	2,548
1,644	6.00%, 08/15/2034	1,883
19,178	6.50%, 03/15/2028	21,441
2,425	6.50%, 05/15/2028	2,711
3,508	6.50%, 07/15/2028	3,922
5,758	6.50%, 10/15/2028	6,439
518	6.50%, 12/15/2028	580
9,617	6.50%, 01/15/2029	10,751
7,811	6.50%, 02/15/2029	8,732
34,254	6.50%, 03/15/2029	38,295
7,756	6.50%, 04/15/2029	8,671
5,658	6.50%, 05/15/2029	6,345
5,274	6.50%, 06/15/2029	5,896
7,557	6.50%, 02/15/2035	8,709
12,717	7.00%, 11/15/2031	14,134
8,493	7.00%, 03/15/2032	9,460
97,879	7.00%, 11/15/2032	116,703
2,430	7.00%, 01/15/2033	2,829
8,851	7.00%, 05/15/2033	10,277
14,080	7.00%, 07/15/2033	16,147
23,897	7.00%, 11/15/2033	27,828
1,339	8.00%, 04/15/2030	1,392
5,966	8.00%, 05/15/2030	6,041
179	8.00%, 07/15/2030	184
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.5% - (continued)
	Mortgage-Backed Agencies - 1.5% - (continued)
	GNMA - 0.1% - (continued)
$ 4,377	8.00%, 08/15/2030	4,609
6,402	8.00%, 11/15/2030	$ 6,567
63,623	8.00%, 02/15/2031	69,464
		510,079
	Total U.S. Government Agencies (cost $13,243,789)	$ 12,958,584
U.S. GOVERNMENT SECURITIES - 7.1%
	U.S. Treasury Securities - 7.1%
	U.S. Treasury Bonds - 3.1%
350,000	1.38%, 08/15/2050	$ 307,303
1,160,000	1.63%, 11/15/2050	1,083,875
3,525,000	1.88%, 02/15/2051	3,495,808
86,000	2.00%, 02/15/2050	87,710
8,485,000	2.25%, 05/15/2041	9,102,814
1,665,000	2.38%, 05/15/2051	1,846,329
3,805,000	2.88%, 05/15/2043	4,511,006
6,030,000	3.00%, 08/15/2048(11)	7,449,641
		27,884,486
	U.S. Treasury Notes - 4.0%
425,000	0.13%, 02/28/2023	424,934
880,000	0.13%, 03/31/2023	879,588
925,000	0.13%, 05/15/2023	924,422
1,600,000	0.13%, 05/31/2023	1,598,937
1,415,000	0.13%, 10/15/2023	1,411,960
3,000,000	0.25%, 03/15/2024	2,997,539
2,345,000	0.25%, 05/31/2025	2,320,726
1,300,000	0.25%, 06/30/2025	1,285,477
1,070,000	0.25%, 07/31/2025	1,057,210
4,780,000	0.25%, 08/31/2025	4,718,009
5,900,000	0.25%, 09/30/2025	5,819,566
610,000	0.38%, 11/30/2025	604,043
1,020,000	0.38%, 12/31/2025	1,008,923
1,785,000	0.38%, 01/31/2026	1,764,431
2,170,000	0.75%, 03/31/2026	2,179,324
470,000	0.75%, 04/30/2026	471,873
1,245,000	0.75%, 05/31/2026	1,249,085
2,900,000	0.88%, 06/30/2026	2,925,602
55,000	1.13%, 02/15/2031	54,484
1,175,000	1.25%, 03/31/2028	1,196,480
440,000	1.25%, 05/31/2028	447,700
335,000	1.25%, 06/30/2028	340,601
240,000	1.63%, 05/15/2031	248,513
		35,929,427
	Total U.S. Government Securities (cost $60,187,088)	$ 63,813,913
COMMON STOCKS - 36.5%
	Automobiles & Components - 0.7%
2,436,000	Dongfeng Motor Group Co., Ltd. Class H	$ 2,160,952
45,290	Isuzu Motors Ltd.	604,154

155

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.5% - (continued)
	Automobiles & Components - 0.7% - (continued)
14,870	Suzuki Motor Corp.	$ 600,761
12,261	Volkswagen AG	2,986,417
		6,352,284
	Banks - 2.8%
156,007	Abu Dhabi Islamic Bank PJSC	234,705
913,000	Agricultural Bank of China Ltd. Class H	304,461
36,910	Ameris Bancorp	1,794,195
431,000	Bank of Beijing Co. Ltd.	286,488
3,600,000	Bank of China Ltd. Class H	1,250,965
460,822	Bank of Communications Co., Ltd. Class H	266,562
31,154	Bank of Nova Scotia	1,945,256
34,768	BAWAG Group AG(1)	1,975,151
574,000	China CITIC Bank Corp. Ltd. Class H	256,879
147,160	Credit Agricole S.A.(5)	2,051,927
25,294	KBC Group N.V.	2,036,740
17,225	New York Community Bancorp, Inc.	202,910
14,653	PNC Financial Services Group, Inc.	2,672,854
26,310	Popular, Inc.	1,914,316
79,290	Qatar Islamic Bank SAQ	375,000
17,240	Shinhan Financial Group Co., Ltd.	584,318
165,578	Svenska Handelsbanken AB Class A	1,865,949
40,840	Synovus Financial Corp.	1,670,356
53,560	United Community Banks, Inc.	1,543,064
19,390	Western Alliance Bancorp	1,799,780
		25,031,876
	Capital Goods - 4.7%
22,042	American Woodmark Corp.*	1,636,619
45,787	Assa Abloy AB Class B	1,468,676
245,582	BAE Systems plc	1,968,964
43,003	Builders FirstSource, Inc.*	1,913,634
39,643	Cie de Saint-Gobain	2,833,612
140,500	CK Hutchison Holdings Ltd.	1,026,535
15,266	Fortive Corp.	1,109,228
17,915	Fortune Brands Home & Security, Inc.	1,746,175
12,400	ITOCHU Corp.	367,031
64,826	JELD-WEN Holding, Inc.*	1,716,592
5,356	Lennox International, Inc.	1,764,427
4,463	Lockheed Martin Corp.	1,658,763
58,769	Marubeni Corp.	500,207
15,436	Masonite International Corp.*	1,746,738
10,100	Mitsubishi Corp.	283,293
55,965	Mitsui & Co., Ltd.	1,284,531
21,669	Nexans S.A.	2,074,012
14,414	OC Oerlikon Corp. AG	163,159
8,629	Otis Worldwide Corp.	772,727
17,395	Owens Corning	1,672,703
23,657	Raytheon Technologies Corp.	2,056,976
3,915	Rockwool International A/S Class B	2,077,401
17,458	Schneider Electric SE	2,924,011
30,452	Signify N.V.(1)	1,705,883
17,100	Sumitomo Corp.	232,387
54,784	Vestas Wind Systems A/S	2,020,135
22,559	Vinci S.A.	2,388,421
242,000	Xinyi Glass Holdings Ltd.	904,441
		42,017,281
Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.5% - (continued)
	Commercial & Professional Services - 1.0%
1,748,643	Aker Carbon Capture AS*	$ 3,872,647
113,227	Bureau Veritas S.A.*	3,739,178
25,514	Experian plc	1,123,275
		8,735,100
	Consumer Durables & Apparel - 3.3%
8,124	Cavco Industries, Inc.*	1,909,140
23,511	Century Communities, Inc.	1,632,839
19,846	D.R. Horton, Inc.	1,893,904
201,100	Gree Electric Appliances, Inc. of Zhuhai Class A	1,480,051
6,100	Iida Group Holdings Co., Ltd.	147,197
15,251	Installed Building Products, Inc.	1,830,120
40,080	KB Home	1,700,995
19,179	Lennar Corp. Class A	2,016,672
14,901	NIKE, Inc. Class B	2,496,067
375	NVR, Inc.*	1,958,475
3,214	Pandora A/S	415,753
32,312	PulteGroup, Inc.	1,772,959
17,200	Sankyo Co., Ltd.	429,247
21,400	Sekisui House Ltd.	423,837
91,600	Shenzhou International Group Holdings Ltd.	2,032,904
606,200	Suofeiya Home Collection Co., Ltd. Class A	1,794,049
29,214	Toll Brothers, Inc.	1,731,514
9,403	TopBuild Corp.*	1,905,894
79,068	TRI Pointe Group, Inc.*	1,907,120
		29,478,737
	Consumer Services - 0.6%
106,506	Compass Group plc*	2,250,459
3,327	H&R Block, Inc.	81,678
12,639	McDonald's Corp.	3,067,612
		5,399,749
	Diversified Financials - 0.7%
11,977	AGNC Investment Corp. REIT	190,075
40,850	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,320,280
22,100	Morgan Stanley	2,121,158
23,621	OneMain Holdings, Inc.	1,440,881
81,224	REC Ltd.	165,193
		6,237,587
	Energy - 0.4%
786,000	China Petroleum & Chemical Corp. Class H	359,415
610,801	China Shenhua Energy Co., Ltd. Class H	1,155,771
77,985	Coal India Ltd.	150,381
56,964	Indian Oil Corp. Ltd.	79,025
38,416	Total SE(5)	1,675,195
		3,419,787
	Food & Staples Retailing - 0.8%
6,603	Alimentation Couche-Tard, Inc. Class B	266,163
37,649	J Sainsbury plc	148,255
55,520	Kesko Oyj Class B	2,379,695
39,444	Koninklijke Ahold Delhaize N.V.	1,226,110
13,302	Kroger Co.	541,392

156

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.5% - (continued)
	Food & Staples Retailing - 0.8% - (continued)
85,042	Magnit PJSC GDR	$ 1,242,889
24,170	Seven & i Holdings Co., Ltd.	1,078,475
		6,882,979
	Food, Beverage & Tobacco - 2.5%
42,734	Altria Group, Inc.	2,052,941
11,265	British American Tobacco plc	418,972
31,843	Coca-Cola Co.	1,816,006
12,134	Conagra Brands, Inc.	406,368
59,218	Diageo plc	2,936,399
21,429	Heineken N.V.	2,495,444
71,838	Imperial Brands plc	1,538,073
278,370	Inner Mongolia Yili Industrial Group Co., Ltd. Class A	1,442,331
8,682	JM Smucker Co.	1,138,297
2,656	KT&G Corp.	190,143
6,442	Kweichow Moutai Co., Ltd. Class A	1,677,880
15,534	Nestle S.A.	1,967,065
11,531	PepsiCo., Inc.	1,809,790
4,309	Philip Morris International, Inc.	431,288
111,500	WH Group Ltd.(1)	92,385
48,595	Wuliangye Yibin Co., Ltd. Class A	1,667,614
		22,080,996
	Health Care Equipment & Services - 1.3%
27,159	Baxter International, Inc.	2,100,749
6,915	Cardinal Health, Inc.	410,613
6,062	CVS Health Corp.	499,266
1,925	Dr Lal PathLabs Ltd.(1)	92,162
4,240	Hoya Corp.	598,559
41,719	Koninklijke Philips N.V.	1,923,640
75,100	Kossan Rubber Industries	61,575
20,021	Medtronic plc	2,628,957
11,100	Miraca Holdings, Inc.	288,159
7,719	UnitedHealth Group, Inc.	3,181,926
		11,785,606
	Household & Personal Products - 0.8%
32,769	Colgate-Palmolive Co.	2,605,136
17,341	Procter & Gamble Co.	2,466,410
26,009	Reckitt Benckiser Group plc	1,989,680
1,795	Spectrum Brands Holdings, Inc.	156,793
		7,218,019
	Insurance - 1.1%
195,239	AIA Group Ltd.	2,336,183
60,069	AXA S.A.	1,555,608
12,890	Chubb Ltd.	2,175,059
32,810	Dai-ichi Life Holdings, Inc.	603,869
8,389	Fidelity National Financial, Inc.	374,233
9,459	Marsh & McLennan Cos., Inc.	1,392,554
154,000	Ping An Insurance Group Co. of China Ltd. Class H	1,347,630
46,870	T&D Holdings, Inc.	599,690
		10,384,826
	Materials - 1.7%
202,000	Asia Cement Corp.	374,970
3,068	BASF SE	241,079
59,820	BHP Group Ltd.	2,349,658
206,000	China Resources Cement Holdings Ltd.	170,185
14,235	Dow, Inc.	884,848
549,176	Elkem ASA(1)	2,032,511
Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.5% - (continued)
	Materials - 1.7% - (continued)
68,864	Evraz plc	$ 588,365
52,284	Fortescue Metals Group Ltd.	955,365
2,574	Kumba Iron Ore Ltd.	136,562
7,433	LafargeHolcim Ltd.	435,731
8,520	Linde plc	2,618,963
28,674	Louisiana-Pacific Corp.	1,589,686
25,018	Rio Tinto Ltd.	2,452,013
15,288	Severstal PAO GDR	376,240
		15,206,176
	Media & Entertainment - 0.8%
90,465	Eutelsat Communications S.A.	984,355
36,361	Interpublic Group of Cos., Inc.	1,285,725
18,700	Koei Tecmo Holdings Co., Ltd.	878,589
50,114	News Corp. Class A	1,234,308
2,400	Nintendo Co., Ltd.	1,233,847
1,809	Take-Two Interactive Software, Inc.*	313,717
23,100	Tencent Holdings Ltd.	1,393,118
		7,323,659
	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
14,500	AbbVie, Inc.	1,686,350
3,221	Amgen, Inc.	778,000
24,917	AstraZeneca plc ADR(5)	1,426,249
22,166	Bristol-Myers Squibb Co.	1,504,407
1,259,520	CSPC Pharmaceutical Group Ltd.	1,700,149
29,855	Gilead Sciences, Inc.	2,038,798
28,074	Johnson & Johnson	4,834,343
26,944	Merck & Co., Inc.	2,071,185
217	Moderna, Inc.*	76,731
22,765	Novartis AG	2,105,270
71,886	Pfizer, Inc.	3,077,440
9,387	QIAGEN N.V.*	495,540
5,430	Roche Holding AG	2,097,675
2,577	Royalty Pharma plc Class A	98,441
1,712	Sanofi	176,461
		24,167,039
	Real Estate - 2.0%
238,612	Aldar Properties PJSC	257,537
5,216	American Tower Corp. REIT	1,475,085
297,088	Barwa Real Estate Co.	249,409
61,000	China Fortune Land Development Co., Ltd.*	40,988
115,784	Douglas Emmett, Inc. REIT	3,867,186
28,964	Equity Commonwealth REIT	761,464
80,781	Equity LifeStyle Properties, Inc. REIT	6,769,448
32,800	Hongkong Land Holdings Ltd.	148,813
117,500	Kerry Properties Ltd.	347,003
38,150	Mitsubishi Estate Co., Ltd.	598,456
25,580	Mitsui Fudosan Co., Ltd. REIT	598,246
8,051	Public Storage REIT	2,515,776
5,310	WP Carey, Inc. REIT	428,464
		18,057,875
	Retailing - 1.0%
2,006,600	Allstar Co.(12)(13)	2,042,719
1,893	BATH + BODY WORKS, Inc.	151,572
1,260	Best Buy Co., Inc.	141,561
104,800	Chow Tai Fook Jewellery Group Ltd.	219,713
5,887	Home Depot, Inc.	1,932,054
17,170	K's Holdings Corp.	202,858
9,651	Lowe's Cos., Inc.	1,859,651

157

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.5% - (continued)
	Retailing - 1.0% - (continued)
3,000	momo.com, Inc.	$ 167,352
33,746	Qurate Retail, Inc. Series A	400,228
2,400	Shimamura Co., Ltd.	231,998
20,133	TJX Cos., Inc.	1,385,352
900	Williams-Sonoma, Inc.	136,530
18,100	Yamada Denki Co., Ltd.	85,512
		8,957,100
	Semiconductors & Semiconductor Equipment - 0.9%
1,783	Broadcom, Inc.	865,468
13,190	First Solar, Inc.*	1,134,867
8,791	Intel Corp.	472,252
18,000	MediaTek, Inc.	588,561
308	NXP Semiconductors N.V.	63,568
5,272	QUALCOMM, Inc.	789,746
106,650	Radiant Opto-Electronics Corp.	403,254
28,000	Realtek Semiconductor Corp.	591,186
4,611	Silicon Motion Technology Corp. ADR	345,779
6,056	SK Hynix, Inc.	592,860
27,023	STMicroelectronics N.V.	1,112,098
1,450	Tokyo Electron Ltd.	598,017
151,468	United Microelectronics Corp.	316,742
		7,874,398
	Software & Services - 2.4%
7,924	Accenture plc Class A	2,517,296
401	Alliance Data Systems Corp.	37,393
10,342	Amdocs Ltd.	797,472
7,324	Automatic Data Processing, Inc.	1,535,330
9,610	Capgemini SE	2,077,227
5,629	CDK Global, Inc.	270,136
852	CGI, Inc.*	77,504
4,505	Cognizant Technology Solutions Corp. Class A	331,253
259	Constellation Software, Inc.	414,871
1,555	Crowdstrike Holdings, Inc.*	394,364
6,780	Dropbox, Inc. Class A*	213,502
7,441	Fidelity National Information Services, Inc.	1,109,081
1,188	Global Payments, Inc.	229,771
451	HubSpot, Inc.*	268,805
11,394	International Business Machines Corp.	1,606,098
15,978	Microsoft Corp.	4,552,292
12,673	Nortonlifelock, Inc.	314,544
9,241	Nutanix, Inc.*	332,861
4,268	Oracle Corp.	371,913
2,290	Palo Alto Networks, Inc.*	913,824
8,308	SS&C Technologies Holdings, Inc.	651,264
5,881	Visa, Inc. Class A	1,449,020
32,296	Western Union Co.	749,590
		21,215,411
	Technology Hardware & Equipment - 0.4%
83,000	Asustek Computer, Inc.	1,043,528
5,725	Dell Technologies, Inc.*	553,149
14,416	Hewlett Packard Enterprise Co.	209,032
151,000	Hon Hai Precision Industry Co., Ltd.	596,710
12,743	HP, Inc.	367,890
2,220	Logitech International S.A.	243,910
69,300	VTech Holdings Ltd.	687,235
		3,701,454
Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.5% - (continued)
	Telecommunication Services - 0.9%
71,993	AT&T, Inc.	$ 2,019,404
63,160	KDDI Corp.	1,931,661
2,183	KT Corp.	64,129
77,383	Orange S.A.	861,206
3,606	Proximus S.A.	74,104
2,209	SK Telecom Co., Ltd.	578,612
224,093	Telefonica Deutschland Holding AG	604,055
83,400	Total Access Communication PCL	97,692
6,855	United States Cellular Corp.*	249,248
35,990	Verizon Communications, Inc.	2,007,522
		8,487,633
	Transportation - 0.8%
22,744	Canadian National Railway Co.	2,471,286
772,400	Daqin Railway Co., Ltd. Class A	703,651
2,050	Kuehne + Nagel International AG	691,533
4,600	Nippon Yusen KK	248,547
1,690	Ryder System, Inc.	128,694
36,756	Schneider National, Inc. Class B	824,805
229,000	SITC International Holdings Co., Ltd.	944,710
7,287	United Parcel Service, Inc. Class B	1,394,440
		7,407,666
	Utilities - 2.2%
2,276,000	China Longyuan Power Group Corp. Ltd. Class H	4,262,189
17,650	Edison International	961,925
87,585	EDP Renovaveis S.A.	2,057,174
55,769	Encavis AG(5)	1,020,647
45,558	Endesa S.A.	1,106,632
366,010	Enel S.p.A.	3,372,975
65,671	Engie S.A.	875,743
148,100	ENN Energy Holdings Ltd.	3,090,594
78,384	Iberdrola S.A.	943,358
166,757	National Grid plc	2,132,174
3,898	Uniper SE	152,189
		19,975,600
	Total Common Stocks (cost $271,202,483)	$ 327,398,838
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Diversified Financials - 0.4%
18,485	KKR & Co., Inc. Series C, 6.00%	$ 1,534,994
1,297	Mandatory Exchangeable Trust , 6.50%(1)	2,448,042
	Total Convertible Preferred Stocks (cost $2,221,250)	$ 3,983,036
EQUITY LINKED SECURITIES - 11.3%
	Banks - 6.9%
$ 140,800	Alcoa Corp. (Canadian Imperial Bank of Commerce) 12.00% 08/25/2021*(1)	$ 5,671,377
1,978	Alphabet, Inc. (Royal Bank of Canada) 12.00% 09/22/2021(1)	5,203,893
31,800	Capital One Financial Corp. (Canadian Imperial Bank of Commerce) 12.00% 08/25/2021(1)	5,161,868

158

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 11.3% - (continued)
	Banks - 6.9% - (continued)
$ 14,434	Deere & Co., Ltd (Royal Bank of Canada) 12.00% 09/22/2021(1)	$ 5,164,120
370,100	Ford Motor Co. (Bank of Montreal) 12.00% 08/25/2021(1)	5,209,600
90,377	Intel Corp. (Royal Bank of Canada) 12.00% 09/22/2021(1)	4,900,203
274,100	Macy's, Inc. (Bank of Montreal) 12.00% 08/25/2021*(1)	4,698,751
62,200	Micron Technology, Inc. (Canadian Imperial Bank of Commerce) 12.00% 08/25/2021(1)	4,878,585
130,700	Pfizer, Inc. (Canadian Imperial Bank of Commerce) 12.00% 08/25/2021(1)	5,378,868
38,400	Raymond James Financial, Inc. (Bank of Montreal) 12.00% 08/25/2021(1)	5,019,842
76,412	TJX Cos., Inc. (Royal Bank of Canada) 12.00% 09/22/2021(1)	5,184,815
12,300	UnitedHealth Group, Inc. (Canadian Imperial Bank of Commerce) 12.00% 08/25/2021(1)	5,117,893
		61,589,815
	Diversified Financials - 4.4%
75,180	Bristol-Myer SQB (Societe Generale S.A.) 12.00% 10/20/2021(1)	5,013,534
132,830	Freeport-McMoRan, Inc. (Citigroup Global Markets Holdings, Inc.) 12.00% 09/22/2021(1)	5,090,698
26,456	Global Payments, Inc. (Citigroup Global Markets Holdings, Inc.) 12.00% 10/20/2021(1)	5,052,956
213,150	Halliburton Co., Ltd (Royal Bank of Canada) 12.00% 08/25/2021(1)	4,463,494
66,451	Merck & Co., Inc. (Societe Generale S.A.) 12.00% 09/22/2021(1)	5,089,977
17,959	Microsoft Corp. (Societe Generale S.A.) 12.00% 10/20/2021(1)	5,085,116
53,653	Morgan Stanley (Citigroup Global Markets Holdings, Inc.) 12.00% 10/20/2021(1)	5,165,034
16,259	Public Storage (Societe Generale S.A.) 12.00% 10/20/2021(1)	5,053,195
		40,014,004
	Total Equity Linked Securities (cost $101,223,380)	$ 101,603,819
	Total Long-Term Investments (Cost $816,049,501)	$ 886,508,883
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.7%
$ 6,364,117	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $6,364,128; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $6,491,487		$ 6,364,117
	Securities Lending Collateral - 0.2%
397,414	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(14)		397,414
1,109,064	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(14)		1,109,064
133,096	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(14)		133,096
			1,639,574
	Total Short-Term Investments (cost $8,003,691)		$ 8,003,691
	Total Investments Excluding Purchased Options (cost $824,053,192)	99.7%	$ 894,512,574
	Total Purchased Options (cost $747,365)	0.1%	$ 744,840
	Total Investments (cost $824,800,557)	99.8%	$ 895,257,414
	Other Assets and Liabilities	0.2%	1,522,082
	Total Net Assets	100.0%	$ 896,779,496
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

159

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $281,058,300, representing 31.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Represents entire or partial securities on loan.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2021, the aggregate value of the unfunded commitment was $101,869, which rounds to 0.0% of total net assets.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2021, the market value of securities pledged was $2,223,773.
(12)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of this security was $2,042,719, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(13)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,042,719 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	2,006,600	$ —	$ 2,042,719

(14)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at July 31, 2021
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Coinbase Global, Inc.	105.00	USD	12/17/2021	1,966	USD	196,600	$ 334,220	$ 338,790	$ (4,570)
Microstrategy, Inc.	150.00	USD	12/17/2021	838	USD	83,800	410,620	408,575	2,045
Total purchased exchange-traded option contracts							$ 744,840	$ 747,365	$ (2,525)

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	148	09/30/2021	$ 18,417,907	$ 104,896
U.S. Treasury 10-Year Ultra Future	100	09/21/2021	15,025,000	513,950
Total				$ 618,846
Short position contracts:
U.S. Treasury Ultra Bond Future	104	09/21/2021	$ 20,751,250	$ (1,575,628)
160

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Futures Contracts Outstanding at July 31, 2021 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Note Future	942	09/21/2021	$ 126,654,844	$ (2,341,523)
Total				$ (3,917,151)
Total futures contracts				$ (3,298,305)

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
41,525,531	USD	35,181,000	EUR	BNP	08/31/2021	$ (232,890)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
161

Hartford Multi-Asset Income Fund (formerly, Hartford Multi-Asset Income and Growth Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 148,001,948	$ —	$ 148,001,948	$ —
Convertible Bonds	6,408,262	—	6,408,262	—
Corporate Bonds	128,213,796	—	128,213,796	—
Foreign Government Obligations	11,674,739	—	11,674,739	—
Municipal Bonds	5,753,172	—	5,753,172	—
Senior Floating Rate Interests	76,698,776	—	76,698,776	—
U.S. Government Agencies	12,958,584	—	12,958,584	—
U.S. Government Securities	63,813,913	—	63,813,913	—
Common Stocks
Automobiles & Components	6,352,284	600,761	5,751,523	—
Banks	25,031,876	13,917,731	11,114,145	—
Capital Goods	42,017,281	17,794,582	24,222,699	—
Commercial & Professional Services	8,735,100	—	8,735,100	—
Consumer Durables & Apparel	29,478,737	22,755,699	6,723,038	—
Consumer Services	5,399,749	3,149,290	2,250,459	—
Diversified Financials	6,237,587	6,072,394	165,193	—
Energy	3,419,787	—	3,419,787	—
Food & Staples Retailing	6,882,979	2,050,444	4,832,535	—
Food, Beverage & Tobacco	22,080,996	7,654,690	14,426,306	—
Health Care Equipment & Services	11,785,606	8,883,086	2,902,520	—
Household & Personal Products	7,218,019	5,228,339	1,989,680	—
Insurance	10,384,826	3,941,846	6,442,980	—
Materials	15,206,176	5,093,497	10,112,679	—
Media & Entertainment	7,323,659	2,833,750	4,489,909	—
Pharmaceuticals, Biotechnology & Life Sciences	24,167,039	18,087,484	6,079,555	—
Real Estate	18,057,875	15,817,423	2,240,452	—
Retailing	8,957,100	6,174,300	2,782,800	—
Semiconductors & Semiconductor Equipment	7,874,398	3,671,680	4,202,718	—
Software & Services	21,215,411	19,138,184	2,077,227	—
Technology Hardware & Equipment	3,701,454	1,130,071	2,571,383	—
Telecommunication Services	8,487,633	4,373,866	4,113,767	—
Transportation	7,407,666	4,819,225	2,588,441	—
Utilities	19,975,600	3,019,099	16,956,501	—
Convertible Preferred Stocks	3,983,036	3,983,036	—	—
Equity Linked Securities	101,603,819	—	101,603,819	—
Short-Term Investments	8,003,691	1,639,574	6,364,117	—
Purchased Options	744,840	744,840	—	—
Futures Contracts(2)	618,846	618,846	—	—
Total	$ 895,876,260	$ 183,193,737	$ 712,682,523	$ —
Liabilities
Foreign Currency Contracts(2)	$ (232,890)	$ —	$ (232,890)	$ —
Futures Contracts(2)	(3,917,151)	(3,917,151)	—	—
Total	$ (4,150,041)	$ (3,917,151)	$ (232,890)	$ —

(1)	For the period ended July 31, 2021, investments valued at $1,259,980 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
162

The Hartford Municipal Opportunities Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3%
	Alabama - 1.0%
	Alabama Federal Aid Highway Finance Auth
$ 1,615,000	5.00%, 09/01/2026	$ 1,700,764
1,250,000	5.00%, 09/01/2034	1,564,229
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,751,095
3,000,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2042	3,704,649
2,660,000	Jefferson County, AL, GO 5.00%, 04/01/2024	2,993,177
	State of Alabama, Docks Department, (AGM Insured)
230,000	5.00%, 10/01/2024	262,304
1,000,000	5.00%, 10/01/2032	1,221,095
	State of Alabama, Troy University, Rev, (BAM Insured)
1,000,000	5.00%, 11/01/2025	1,188,926
1,250,000	5.00%, 11/01/2026	1,533,217
1,620,000	5.00%, 11/01/2027	2,043,127
		17,962,583
	Alaska - 0.5%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,254,029
1,000,000	5.00%, 09/01/2026	1,124,915
	Northern Tobacco Securitization Corp.
1,385,000	4.00%, 06/01/2036	1,691,593
1,350,000	4.00%, 06/01/2037	1,642,171
1,000,000	4.00%, 06/01/2038	1,213,445
		7,926,153
	Arizona - 0.2%
2,000,000	City of Phoenix, AZ, Civic Improvement Corp. 4.00%, 07/01/2038	2,356,483
54,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(1)	54,079
375,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 10/01/2023(1)	375,180
		2,785,742
	California - 6.7%
	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured)
475,000	4.00%, 08/01/2034	554,459
1,000,000	4.00%, 08/01/2036	1,163,683
11,700,000	Bay Area, CA, Toll Auth 2.25%, 04/01/2045(2)	11,740,280
	California County, CA, Tobacco Securitization Agency
1,050,000	5.00%, 06/01/2022	1,083,281
150,000	5.00%, 06/01/2030	201,160
300,000	5.00%, 06/01/2032	399,478
500,000	5.00%, 06/01/2033	662,900
	California Enterprise Dev Auth
1,250,000	5.00%, 08/01/2035	1,608,337
1,075,000	5.00%, 08/01/2055	1,331,287
	California Municipal Finance Auth
775,000	5.00%, 05/15/2028	985,467
800,000	5.00%, 05/15/2031	1,081,687
	California Public Finance Auth
1,195,000	2.38%, 11/15/2028(1)	1,215,226
1,000,000	3.13%, 05/15/2029(1)	1,020,468
	California State Communities Dev Auth Rev
365,000	5.00%, 10/01/2022	376,424
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	California - 6.7% - (continued)
$ 1,000,000	5.63%, 10/01/2032	$ 1,063,489
1,000,000	California State Health Facs Finance Auth Rev 5.00%, 02/01/2029	1,240,563
2,000,000	California State Public Works Board 5.25%, 10/01/2023	2,016,454
	California State, GO Taxable
17,940,000	0.00%, 05/01/2033(2)	17,940,000
3,000,000	5.00%, 08/01/2029	3,677,239
1,000,000	Cathedral City, CA, Redev Agency Successor Agency 4.00%, 08/01/2034	1,207,941
	City of Los Angeles, CA, Department of Airports
4,000,000	4.00%, 05/15/2035	4,925,423
1,000,000	5.00%, 05/15/2029	1,260,922
	Elk Grove, CA, Finance Auth Special Tax, (BAM Insured)
315,000	5.00%, 09/01/2031	373,153
910,000	5.00%, 09/01/2032	1,077,185
2,600,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2031(3)	2,038,448
	Hemet, CA, Unified School Dist Financing Auth Special Tax
1,440,000	5.00%, 09/01/2030	1,632,356
1,535,000	5.00%, 09/01/2031	1,736,667
	Inglewood, CA, Redevelopment Agency, (BAM Insured)
1,000,000	5.00%, 05/01/2028	1,237,628
1,000,000	5.00%, 05/01/2029	1,236,131
5,225,000	Long Beach, CA, Finance Auth Natural Gas 1.55%, 11/15/2027, 3 mo. USD LIBOR + 0.000%(4)	5,439,048
500,000	Oakland, CA, Airport Rev 5.00%, 05/01/2023	518,112
	Orange County, CA, Community Facs Dist, Special Tax
980,000	5.00%, 08/15/2034	1,118,343
1,000,000	5.00%, 08/15/2036	1,168,800
2,500,000	5.00%, 08/15/2041	2,901,295
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Successor Agency, (AGM Insured) 5.00%, 09/01/2029	1,130,555
2,000,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2048	2,306,328
60,000	San Diego, CA, Redevelopment Agency Successor Agency 5.25%, 09/01/2026	60,235
	San Diego, CA, United School Dist, GO
805,000	4.00%, 07/01/2034	910,157
865,000	4.00%, 07/01/2035	976,097
	San Francisco, CA, City & County Airport Comm-San Francisco International Airport
1,400,000	5.00%, 05/01/2042	1,703,433
8,650,000	5.00%, 05/01/2043	10,684,487
	Santa Margarita, CA, Water Dist Special Tax
475,000	4.25%, 09/01/2021	476,332
485,000	5.00%, 09/01/2022	508,436
475,000	5.00%, 09/01/2023	519,136
480,000	5.00%, 09/01/2024	524,001
480,000	5.00%, 09/01/2025	523,039
2,065,000	5.00%, 09/01/2028	2,325,291
9,960,000	Southern California Public Power Auth 0.02%, 07/01/2036(2)	9,960,000

163

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	California - 6.7% - (continued)
$ 2,315,000	State of California, GO 4.00%, 11/01/2041	$ 2,625,360
1,500,000	Stockton, CA, Redevelopment Agency, (AGM Insured) 5.00%, 09/01/2029	1,816,667
8,930,000	Tobacco Securitization Auth of Northern California 0.00%, 06/01/2060(3)	2,256,503
		116,539,391
	Colorado - 2.2%
	Arapahoe County, CO, School Dist No. 6 Littleton, GO, (State Aid Withholding Insured)
1,230,000	5.50%, 12/01/2032	1,644,120
1,655,000	5.50%, 12/01/2034	2,201,265
	City & County of Denver, CO, Airport System Rev
7,985,000	5.00%, 12/01/2029	10,216,310
1,000,000	5.00%, 12/01/2034	1,385,543
1,575,000	5.00%, 12/01/2036	2,240,941
	Colorado Health Facs Auth Rev
1,320,000	4.00%, 12/01/2040	1,547,495
6,665,000	5.00%, 08/01/2044	8,355,139
1,470,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2031	1,741,187
3,650,000	E-470 Public Highway, CO, Auth Rev 0.38%, 09/01/2039, 1 mo. USD SOFR + 0.350%(4)	3,654,960
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,348,652
1,195,000	5.00%, 12/01/2033	1,497,408
1,035,000	Regional, CO, Transportation Dist 5.00%, 07/15/2031	1,381,153
	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured)
230,000	5.00%, 12/15/2023	254,279
125,000	5.00%, 12/15/2025	146,997
50,000	5.00%, 12/15/2026	58,783
225,000	5.00%, 12/15/2030	261,799
160,000	5.00%, 12/15/2032	185,611
		39,121,642
	Connecticut - 2.4%
6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	7,684,269
	Connecticut Housing Finance Auth Rev
4,890,000	3.00%, 11/15/2050	5,316,022
170,000	4.00%, 11/15/2044	175,492
690,000	4.00%, 11/15/2045	727,393
1,250,000	4.00%, 05/15/2047	1,368,765
	Connecticut State Health & Educational Facs Auth
440,000	5.00%, 07/01/2027	535,210
430,000	5.00%, 07/01/2028	534,083
1,125,000	5.00%, 07/01/2029	1,443,505
720,000	5.00%, 07/01/2030	904,118
545,000	5.00%, 07/01/2031	690,419
950,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	1,113,062
1,500,000	New Britain, CT, GO, (AGM Insured) 5.00%, 03/01/2031	1,821,417
2,600,000	New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,960,011
	State of Connecticut, GO
3,090,000	3.00%, 01/15/2023	3,221,914
470,000	5.00%, 04/15/2022	486,303
250,000	5.00%, 03/15/2024	281,727
1,450,000	5.00%, 03/15/2025	1,698,331
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Connecticut - 2.4% - (continued)
$ 750,000	5.00%, 05/15/2025	$ 883,813
2,425,000	5.00%, 06/15/2026	2,961,636
2,500,000	5.00%, 04/15/2029	3,105,523
	State of Connecticut, Special Tax Rev
1,000,000	5.00%, 05/01/2032	1,329,035
750,000	5.00%, 05/01/2033	993,611
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	506,409
1,000,000	5.00%, 11/15/2032	1,248,910
		41,990,978
	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	803,492
270,000	5.00%, 07/01/2037	293,719
755,000	Metropolitan Washington, DC, Airports Auth System Rev 5.00%, 10/01/2028	969,098
		2,066,309
	Florida - 5.3%
	Broward County, FL, Airport System Rev
2,175,000	4.00%, 10/01/2044	2,540,740
285,000	5.00%, 10/01/2021	287,243
1,250,000	5.00%, 10/01/2024	1,434,068
2,830,000	Broward County, FL, Port Facs Rev 5.00%, 09/01/2028	3,654,760
	Capital Projects, FL, Finance Auth
1,315,000	5.00%, 10/01/2027	1,609,139
1,000,000	5.00%, 10/01/2028	1,247,554
1,934,975	Capital Trust Agency, FL, MF Rev, (FNMA Collateral Insured) 2.77%, 09/01/2027	1,981,912
1,430,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	1,644,617
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(3)	664,411
1,000,000	0.00%, 09/01/2038(3)	606,311
2,065,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	2,403,872
	Florida Dev Finance Corp.
350,000	5.00%, 04/01/2023	377,190
500,000	5.00%, 04/01/2024	558,374
200,000	5.00%, 04/01/2025	231,302
3,380,000	Gainesville, FL, Utilities System Rev 5.00%, 10/01/2047	4,282,658
	Greater Orlando, FL, Aviation Auth
2,040,000	5.00%, 10/01/2024	2,055,922
5,000,000	5.00%, 10/01/2033	6,462,664
5,000,000	5.00%, 10/01/2034	6,445,207
500,000	Magnolia Creek, FL, Community Dev Dist Capital Improvement 5.90%, 05/01/2039(5)	90,000
1,000,000	Manatee County, FL, School Dist, (AGM Insured) 5.00%, 10/01/2030	1,236,930
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,117,506
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,054,917
2,500,000	5.00%, 10/01/2026	2,640,001
530,000	5.00%, 10/01/2027	603,364
	Orange County, FL, Convention Center/Orlando
1,000,000	5.00%, 10/01/2024	1,145,550
1,520,000	5.00%, 10/01/2025	1,803,592
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,332,568
1,280,000	5.00%, 08/01/2025	1,431,382

164

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Florida - 5.3% - (continued)
$ 1,350,000	5.00%, 08/01/2026	$ 1,507,118
8,075,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(2)	8,242,149
	Osceola County, FL, Transportation Rev
1,330,000	0.00%, 10/01/2031(3)	1,081,707
1,000,000	0.00%, 10/01/2032(3)	781,110
	Palm Beach County, FL, Health Facs Auth
6,265,000	2.63%, 06/01/2025	6,467,026
660,000	6.75%, 06/01/2024	702,735
1,000,000	6.80%, 06/01/2025	1,064,813
	Polk County, FL, Industrial Dev Auth
1,750,000	5.00%, 01/01/2039	1,967,864
4,850,000	5.00%, 01/01/2055	5,391,262
	Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,493,947
3,000,000	4.00%, 07/01/2029	3,479,276
1,150,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	1,396,850
3,330,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	3,359,665
1,000,000	St. Louis County, MO, Industrial Dev Auth 4.00%, 12/15/2050	1,112,109
	Volusia County, FL, Educational Facs Auth
60,000	4.00%, 10/15/2035	70,939
55,000	4.00%, 10/15/2036	64,897
750,000	4.00%, 10/15/2037	882,586
750,000	4.00%, 10/15/2038	880,689
		92,890,496
	Georgia - 3.0%
10,000,000	Bartow County, Dev Auth 1.55%, 08/01/2043(2)	10,135,718
	Burke County, GA, Dev Auth Rev
4,995,000	1.50%, 01/01/2040(2)	5,133,030
3,000,000	1.55%, 12/01/2049(2)	3,040,715
1,740,000	2.05%, 10/01/2032(2)	1,749,193
2,665,000	2.25%, 10/01/2032(2)	2,758,800
4,450,000	3.00%, 11/01/2045(2)	4,625,964
	Main Street Natural Gas, Inc., GA
2,150,000	4.00%, 08/01/2049(2)	2,391,804
4,165,000	5.00%, 05/15/2032	5,286,953
	Municipal Electric Auth, GA
1,100,000	4.00%, 01/01/2051	1,275,392
1,170,000	5.00%, 01/01/2022	1,193,048
1,000,000	5.00%, 11/01/2022	1,059,482
1,075,000	5.00%, 01/01/2024	1,146,027
4,595,000	5.00%, 01/01/2028	5,543,523
1,825,000	5.00%, 01/01/2028	2,206,634
740,000	5.00%, 01/01/2031	990,608
1,100,000	5.00%, 01/01/2032	1,464,231
515,000	5.00%, 01/01/2033	682,208
1,700,000	5.00%, 01/01/2056	2,100,972
		52,784,302
	Hawaii - 0.1%
2,000,000	State of Hawaii Airports System Rev 5.00%, 08/01/2022	2,095,175
	Illinois - 16.0%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
530,000	0.00%, 01/01/2025(3)	517,516
765,000	0.00%, 01/01/2027(3)	724,317
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Illinois - 16.0% - (continued)
	Chicago, IL, Board of Education Rev
$ 1,000,000	5.00%, 04/01/2046	$ 1,215,404
715,000	6.00%, 04/01/2046	887,595
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(3)	2,378,440
1,030,000	5.00%, 12/01/2022	1,092,161
600,000	5.00%, 12/01/2023	661,859
1,000,000	5.00%, 12/01/2024	1,146,118
4,500,000	5.00%, 12/01/2032	5,889,386
2,470,000	5.00%, 12/01/2033	3,222,986
6,460,000	5.00%, 12/01/2034	8,137,201
1,510,000	5.00%, 12/01/2042	1,583,488
3,760,000	5.00%, 12/01/2046	4,631,782
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
3,500,000	5.00%, 12/01/2027	4,349,232
2,530,000	5.00%, 12/01/2031	2,570,924
1,700,000	5.25%, 12/01/2032	2,401,594
	Chicago, IL, O'Hare International Airport
3,705,000	5.00%, 01/01/2031	4,878,030
6,295,000	5.00%, 01/01/2032	8,257,345
	Chicago, IL, Transit Auth
1,000,000	4.00%, 12/01/2050	1,167,142
1,250,000	4.00%, 12/01/2055	1,436,076
415,000	5.00%, 06/01/2025	488,963
8,250,000	5.00%, 12/01/2046	9,925,196
1,000,000	5.00%, 12/01/2055	1,240,625
800,000	5.25%, 12/01/2027	813,659
5,000,000	5.25%, 12/01/2028	5,085,369
	City of Chicago, IL, GO, (NATL Insured)
325,000	0.00%, 01/01/2026(3)	303,947
215,000	5.00%, 01/01/2022	218,667
65,000	5.00%, 01/01/2023	69,121
2,000,000	5.00%, 01/01/2024	2,212,968
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,152,372
2,500,000	5.00%, 01/01/2029	2,880,011
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	143,257
1,000,000	5.00%, 11/01/2027	1,230,571
1,020,000	5.00%, 11/01/2028	1,161,109
1,205,000	5.00%, 11/01/2029	1,271,061
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	3,983,700
	Cook County, IL, Community High School Dist No. 212 Leyden, (BAM Insured)
1,775,000	5.00%, 12/01/2026	2,055,412
310,000	5.00%, 12/01/2027	358,413
1,000,000	5.00%, 12/01/2034	1,151,491
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,235,001
4,300,000	5.00%, 11/15/2027	5,262,280
2,940,000	5.00%, 11/15/2031	3,939,075
	County of Cook, IL, Sales Tax Rev
1,000,000	5.00%, 11/15/2030	1,336,121
1,690,000	5.00%, 11/15/2031	2,287,317
	Illinois State Finance Auth Rev
240,000	5.00%, 09/01/2022	252,128
1,000,000	5.00%, 10/01/2023	1,100,358
1,000,000	5.00%, 11/15/2023	1,106,270
5,000,000	5.00%, 02/15/2027	6,230,608
700,000	5.00%, 10/01/2028	849,069

165

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Illinois - 16.0% - (continued)
$ 1,000,000	5.00%, 11/15/2028	$ 1,180,634
2,650,000	5.00%, 11/15/2031	3,077,073
1,420,000	5.00%, 08/15/2033	1,885,321
2,500,000	5.00%, 11/15/2033	2,898,829
2,135,000	5.00%, 11/15/2034	2,512,741
1,045,000	5.00%, 08/15/2035	1,380,766
3,035,000	5.00%, 05/15/2050(2)	3,422,652
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,067,401
2,500,000	5.00%, 01/01/2031	3,136,125
10,000,000	5.00%, 01/01/2044	12,621,051
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,668,061
1,700,000	5.00%, 01/01/2034	1,886,843
1,700,000	5.00%, 01/01/2035	1,885,105
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	2,172,453
2,000,000	5.00%, 01/01/2029	2,507,669
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
1,150,000	5.00%, 02/01/2025	1,320,475
4,000,000	5.00%, 02/01/2026	4,718,267
1,665,000	5.00%, 02/01/2034	1,974,482
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
4,000,000	0.00%, 12/15/2024(3)	3,871,054
2,000,000	0.00%, 06/15/2027(3)	1,857,643
3,895,000	0.00%, 12/15/2042(6)	3,561,343
2,980,000	4.00%, 12/15/2042	3,466,160
1,000,000	5.00%, 12/15/2035	1,163,557
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.00%, 06/01/2026	1,214,435
1,940,000	5.00%, 06/01/2027	2,343,717
	Regional Transportation, IL, Auth Rev
600,000	5.00%, 06/01/2035	719,134
8,775,000	6.00%, 07/01/2024	9,668,452
3,525,000	6.00%, 07/01/2031	4,768,285
	Sales Tax Securitization Corp., IL Rev
2,560,000	5.00%, 01/01/2029	3,296,815
5,545,000	5.00%, 01/01/2030	7,250,296
	State of Illinois, GO
7,100,000	5.00%, 11/01/2021	7,184,590
3,500,000	5.00%, 11/01/2024	4,009,885
1,500,000	5.00%, 08/01/2025	1,570,876
4,785,000	5.00%, 11/01/2025	5,668,205
1,985,000	5.00%, 02/01/2026	2,203,013
2,000,000	5.00%, 10/01/2026	2,427,874
6,540,000	5.00%, 11/01/2026	7,950,359
1,200,000	5.00%, 02/01/2027	1,467,453
2,715,000	5.00%, 11/01/2028	3,358,545
1,215,000	5.00%, 03/01/2029	1,551,476
4,750,000	5.00%, 03/01/2030	6,176,761
5,480,000	5.00%, 10/01/2031	7,174,072
950,000	5.00%, 05/01/2033	1,056,162
5,240,000	5.00%, 12/01/2034	6,371,354
3,460,000	5.00%, 03/01/2046	4,393,736
835,000	5.38%, 05/01/2023	908,671
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Illinois - 16.0% - (continued)
	State of Illinois, Sales Tax Rev
$ 1,185,000	5.00%, 06/15/2024	$ 1,283,483
280,000	6.50%, 06/15/2022	294,526
		279,040,615
	Indiana - 1.3%
1,976,589	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	2,123,092
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC/COLL Insured)
4,500,000	3.00%, 07/01/2050	4,956,728
2,270,000	3.00%, 07/01/2051	2,493,048
1,770,000	3.25%, 07/01/2049	1,923,556
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,319,973
870,000	5.00%, 01/01/2033	1,090,495
180,000	5.00%, 01/01/2034	224,942
	Indiana State Finance Auth Rev
1,625,000	5.00%, 03/01/2023	1,735,239
1,000,000	5.00%, 12/01/2029	1,154,369
	Indianapolis, IN, Local Public Improvement Bond Bank
1,000,000	5.00%, 01/01/2029	1,106,844
1,000,000	5.00%, 01/01/2031	1,197,800
775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	864,586
2,000,000	Whiting, IN, Environmental Facs Rev 5.00%, 03/01/2046(2)	2,154,128
		22,344,800
	Iowa - 0.3%
	Iowa Student Loan Liquidity Corp.
180,000	5.00%, 12/01/2022	191,295
650,000	5.00%, 12/01/2024	740,351
930,000	State of Iowa, Finance Auth Rev 2.88%, 05/15/2049	939,101
2,645,000	State of Iowa, Tobacco Settlement Auth 4.00%, 06/01/2049	3,122,484
		4,993,231
	Kansas - 0.2%
	Wyandotte County-Kansas City, KS, System Rev
1,000,000	5.00%, 09/01/2025	1,142,945
1,390,000	5.00%, 09/01/2028	1,638,316
		2,781,261
	Kentucky - 1.2%
4,750,000	County of Trimble, KY 1.30%, 09/01/2044(2)	4,823,351
	Kentucky Bond Dev Corp.
1,000,000	5.00%, 09/01/2032	1,273,814
1,100,000	5.00%, 09/01/2033	1,394,848
1,200,000	5.00%, 09/01/2034	1,513,191
1,025,000	5.00%, 09/01/2035	1,287,559
2,910,000	Kentucky Economic Dev Finance Auth, (AGM Insured) 5.00%, 12/01/2047	3,082,283
4,000,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(2)	4,447,471
2,600,000	Louisville & Jefferson County, KY, Metropolitan Gov't Rev Catholic Health Initiatives 5.00%, 12/01/2023	2,704,051
		20,526,568

166

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Louisiana - 1.4%
$ 1,965,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(2)	$ 2,026,799
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	1,086,955
1,155,000	6.00%, 11/15/2030	1,299,179
1,750,000	6.00%, 11/15/2035	1,938,670
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,621,352
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	896,913
500,000	5.00%, 01/01/2027	614,787
1,250,000	5.00%, 01/01/2034	1,428,122
710,000	5.00%, 01/01/2035	855,199
3,740,000	Parish of St. John the Baptist, LA 2.38%, 06/01/2037(2)	3,961,819
	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured)
1,815,000	5.00%, 01/01/2026	2,168,774
1,220,000	5.00%, 01/01/2027	1,499,352
2,000,000	Shreveport, LA, Water & Sewer Rev, (AGM Insured) 5.00%, 12/01/2027	2,384,335
		24,782,256
	Maine - 0.3%
	Finance Auth of Maine Rev, (AGM Insured)
225,000	5.00%, 12/01/2021	228,481
1,000,000	5.00%, 12/01/2023	1,102,834
	Maine Health & Higher Educational Facs Auth, (AGM Insured)
520,000	5.00%, 07/01/2022	543,521
535,000	5.00%, 07/01/2023	584,592
675,000	5.00%, 07/01/2024	768,332
1,905,000	Maine State Housing Auth Rev 4.00%, 11/15/2050	2,141,838
		5,369,598
	Maryland - 0.2%
480,000	Howard County, MD, Special Obligation 4.00%, 02/15/2028(1)	519,759
1,840,000	State of Maryland, GO 5.00%, 03/15/2028	2,296,966
		2,816,725
	Massachusetts - 1.6%
	Massachusetts Dev Finance Agency, Rev
1,000,000	4.00%, 10/01/2024(1)	1,093,555
1,000,000	4.00%, 10/01/2025(1)	1,092,803
635,000	4.00%, 10/01/2026(1)	692,976
165,000	4.00%, 07/15/2036	192,101
1,720,000	5.00%, 07/01/2028	2,060,479
1,850,000	5.00%, 07/01/2029	2,274,745
3,350,000	5.00%, 07/01/2030	4,080,784
955,000	5.00%, 07/01/2031	1,203,388
855,000	5.00%, 07/01/2035	1,031,856
2,180,000	5.00%, 07/01/2043	2,688,659
	Massachusetts Educational Financing Auth
500,000	5.00%, 01/01/2025	575,268
1,030,000	5.00%, 07/01/2026	1,240,795
1,050,000	5.00%, 07/01/2027	1,295,425
1,125,000	5.00%, 07/01/2030	1,467,299
1,250,000	5.00%, 07/01/2031	1,650,660
	Massachusetts Housing Finance Agency
400,000	2.90%, 06/01/2022	407,602
500,000	3.10%, 06/01/2023	521,659
900,000	3.15%, 06/01/2023	939,803
400,000	3.25%, 06/01/2024	425,893
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Massachusetts - 1.6% - (continued)
$ 200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	$ 244,312
2,200,000	Massachusetts State, Port Auth Rev 5.00%, 07/01/2034	2,939,066
		28,119,128
	Michigan - 2.2%
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	6,088,031
1,200,000	Lincoln Park, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,579,335
	Michigan Finance Auth Rev
1,000,000	5.00%, 07/01/2027	1,177,446
1,000,000	5.00%, 07/01/2028	1,174,890
1,000,000	5.00%, 07/01/2029	1,137,956
2,700,000	5.00%, 10/01/2030	3,091,477
2,555,000	5.00%, 06/01/2033	2,905,312
1,000,000	5.00%, 06/01/2034	1,137,108
915,000	5.00%, 11/01/2034	1,168,432
1,000,000	5.00%, 11/01/2035	1,274,173
1,000,000	5.00%, 11/01/2036	1,272,033
1,000,000	5.00%, 11/01/2038	1,266,625
1,000,000	Michigan State Building Auth Rev 5.00%, 04/15/2027	1,233,036
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,800,051
345,000	4.00%, 11/15/2032	411,603
2,075,000	5.00%, 11/15/2047	2,654,927
2,690,000	Michigan State Housing Dev Auth 4.25%, 12/01/2049	3,005,935
1,375,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,797,620
370,000	State of Michigan Rev 5.00%, 03/15/2027	462,215
2,465,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,880,088
		37,518,293
	Minnesota - 0.5%
1,180,000	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured) 4.00%, 02/01/2027	1,359,824
1,981,213	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	2,134,869
1,750,000	Minnesota Higher Education Facs Auth 4.00%, 10/01/2046	2,100,147
	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
350,000	1.45%, 07/01/2024	357,434
420,000	1.55%, 07/01/2025	431,110
	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured)
315,000	4.00%, 02/01/2029	331,446
365,000	4.00%, 02/01/2030	383,725
750,000	4.00%, 02/01/2031	787,523
		7,886,078
	Mississippi - 0.8%
1,970,000	Mississippi Dev Bank, Special Obligation, (BAM Insured) 5.00%, 10/01/2033	2,505,025
	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured)
780,000	3.00%, 12/01/2050	857,127
3,335,000	3.00%, 06/01/2051	3,688,141
	State of Mississippi, Gaming Tax Rev
1,000,000	5.00%, 10/15/2025	1,185,805

167

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Mississippi - 0.8% - (continued)
$ 2,450,000	5.00%, 10/15/2029	$ 2,890,003
1,000,000	5.00%, 10/15/2036	1,249,998
1,600,000	5.00%, 10/15/2037	1,995,313
		14,371,412
	Missouri - 0.6%
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	697,138
1,000,000	5.00%, 07/01/2032	1,235,613
1,000,000	5.00%, 07/01/2047	1,236,186
5,400,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	6,172,915
1,255,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2026	1,478,969
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027(5)	250,000
		11,070,821
	Montana - 0.3%
2,070,000	Montana Board of Housing 4.00%, 12/01/2043	2,254,348
2,500,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2028	3,052,106
		5,306,454
	Nebraska - 1.9%
	Central Plains, NE, Energy Project
1,000,000	5.00%, 09/01/2022	1,051,890
210,000	5.00%, 09/01/2025	248,581
3,325,000	5.00%, 09/01/2028	4,217,974
1,530,000	5.00%, 09/01/2033	2,109,544
3,890,000	5.00%, 09/01/2042	5,909,551
4,930,000	Nebraska Investment Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2045	5,418,789
8,385,000	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2050	9,269,682
4,300,000	Washington County, NE, Rev 0.90%, 09/01/2030(2)	4,380,544
		32,606,555
	Nevada - 1.3%
	City of North Las Vegas, NV
465,000	4.50%, 06/01/2039	529,695
720,000	4.63%, 06/01/2043	816,621
965,000	4.63%, 06/01/2049	1,086,887
	City of Reno, NV, Sales Tax Rev
250,000	5.00%, 06/01/2024	274,971
250,000	5.00%, 06/01/2026	289,474
535,000	City of Sparks, NV 2.50%, 06/15/2024(1)	545,168
	Clark County, NV, School Dist, GO
830,000	5.00%, 06/15/2026	991,543
1,000,000	5.00%, 06/15/2028	1,265,979
4,560,000	5.00%, 06/15/2029	5,992,347
1,900,000	5.00%, 06/15/2029	2,390,124
1,500,000	5.00%, 06/15/2031	1,992,337
	Las Vegas, NV, New Convention Center Auth Rev
1,900,000	5.00%, 07/01/2029	2,254,676
400,000	5.00%, 07/01/2031	444,493
365,000	5.00%, 07/01/2032	405,134
300,000	5.00%, 07/01/2033	332,589
475,000	5.00%, 07/01/2034	525,985
750,000	5.00%, 07/01/2043	916,714
	Las Vegas, NV, Special Improvement Dist
290,000	5.00%, 06/01/2027	318,660
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Nevada - 1.3% - (continued)
$ 315,000	5.00%, 06/01/2028	$ 344,962
550,000	5.00%, 06/01/2029	600,710
10,000	Nevada State, GO 5.00%, 03/01/2026	10,756
		22,329,825
	New Hampshire - 0.2%
920,000	New Hampshire Business Finance Auth 4.00%, 01/01/2041	1,026,757
1,715,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	2,836,713
		3,863,470
	New Jersey - 2.1%
400,000	City of Atlantic City, NJ, GO, (BAM State Aid Withholding Insured) 5.00%, 03/01/2022	410,553
705,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(3)	698,953
	New Jersey Economic Dev Auth
1,000,000	5.00%, 09/01/2021	1,002,935
565,000	5.00%, 03/01/2023	580,631
1,200,000	5.00%, 06/15/2023	1,307,011
830,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	960,683
	New Jersey Higher Education Student Assistance Auth
1,420,000	5.00%, 12/01/2025	1,677,492
1,000,000	5.00%, 12/01/2026	1,213,773
	New Jersey Transportation Trust Fund Auth, (AGM Insured)
5,000,000	0.00%, 12/15/2032(3)	4,144,388
1,000,000	5.00%, 12/15/2023	1,111,818
1,610,000	5.00%, 12/15/2024	1,857,045
5,715,000	5.00%, 06/15/2031	7,628,000
3,365,000	New Jersey Turnpike Auth Rev 4.00%, 01/01/2042	4,072,420
1,000,000	Newark Board of Education 4.00%, 07/15/2034	1,237,963
3,440,000	State of New Jersey, GO 5.00%, 06/01/2026	4,183,164
2,870,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	3,656,207
		35,743,036
	New Mexico - 0.3%
1,045,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,186,826
4,000,000	New Mexico Mortgage Finance Auth 3.00%, 01/01/2052(7)	4,425,647
		5,612,473
	New York - 11.9%
6,470,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	6,753,046
	City of New York, NY, GO
785,000	4.00%, 03/01/2038	960,811
4,900,000	5.00%, 08/01/2026	6,014,327
1,000,000	5.00%, 08/01/2032	1,286,327
2,445,000	5.00%, 08/01/2034	3,127,557
2,250,000	5.00%, 03/01/2038	2,908,231
1,375,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	1,438,093
7,500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(2)	7,543,144
	Metropolitan Transportation Auth, NY, Rev, (AGM Insured)
370,000	0.00%, 11/15/2027(3)	342,342
16,355,000	5.00%, 03/01/2022	16,805,566

168

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	New York - 11.9% - (continued)
$ 1,000,000	5.00%, 11/15/2030	$ 1,339,724
1,025,000	5.00%, 11/15/2032	1,352,251
4,000,000	5.00%, 11/15/2034(2)	4,497,078
845,000	5.00%, 11/15/2036	1,014,555
9,005,000	5.00%, 11/15/2045(2)	11,796,905
5,755,000	5.00%, 11/15/2052	7,087,067
2,750,000	New York City Industrial Dev Agency, (AGM Insured) 3.00%, 01/01/2039	3,020,864
	New York City Transitional Finance Auth, Future Tax Secured Rev
2,000,000	4.00%, 11/01/2036	2,407,195
2,525,000	4.00%, 11/01/2037	3,062,026
3,460,000	4.00%, 05/01/2038	4,226,420
1,000,000	4.00%, 05/01/2039	1,218,457
5,250,000	5.00%, 11/01/2031	7,121,151
1,835,000	5.00%, 02/01/2035	2,463,128
1,500,000	5.00%, 02/01/2036	2,002,901
2,995,000	5.00%, 05/01/2036	3,861,083
1,335,000	New York City, NY, Housing Dev Corp. 4.50%, 02/15/2048	1,387,883
1,180,000	New York City, NY, Industrial Dev Agency, (AGM Insured) 5.00%, 03/01/2030	1,567,382
1,000,000	New York City, NY, Transitional Finance Auth Building Aid Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	1,201,293
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
1,875,000	4.00%, 05/01/2035	2,323,081
2,345,000	5.00%, 11/01/2032	3,170,615
3,375,000	New York Liberty Dev Corp. 5.00%, 11/15/2044(1)	3,742,821
	New York State Dormitory Auth Rev
11,030,000	0.03%, 07/01/2031(2)	11,030,000
2,500,000	5.00%, 03/15/2030	2,905,079
2,500,000	5.00%, 03/15/2031	3,066,113
2,500,000	5.00%, 03/15/2033	3,060,442
3,800,000	5.00%, 03/15/2035	4,880,330
4,000,000	5.00%, 03/15/2043	4,900,993
2,300,000	New York State Liberty Dev Corp. Rev 5.15%, 11/15/2034(1)	2,601,130
1,000,000	New York State Thruway Auth Rev 4.00%, 01/01/2037	1,120,733
	New York State Urban Dev Corp. Rev
2,235,000	5.00%, 03/15/2022	2,303,163
3,315,000	5.00%, 03/15/2023	3,579,193
1,000,000	5.00%, 03/15/2026	1,078,337
	New York Transportation Dev Corp.
1,350,000	5.00%, 12/01/2023	1,497,478
265,000	5.00%, 12/01/2025	315,800
1,000,000	5.00%, 12/01/2029	1,321,580
1,000,000	5.00%, 12/01/2030	1,348,918
1,000,000	New York Transportation Dev Corp. Rev 5.00%, 12/01/2031	1,342,237
	Port Auth of New York & New Jersey Rev
1,190,000	4.00%, 07/15/2040	1,456,679
2,750,000	5.00%, 10/15/2025	3,164,276
1,000,000	5.00%, 10/15/2028	1,185,805
4,500,000	5.00%, 11/01/2038	5,707,889
2,250,000	5.00%, 11/01/2044	2,819,442
2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,886,050
	State of New York Mortgage Agency
1,000,000	3.15%, 04/01/2024	1,050,845
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	New York - 11.9% - (continued)
$ 1,330,000	3.25%, 10/01/2024	$ 1,428,707
4,445,000	3.50%, 10/01/2032	4,839,450
305,000	3.50%, 10/01/2034	316,089
	Syracuse, NY, Industrial Dev Agency
320,000	5.00%, 01/01/2029	324,917
2,635,000	5.00%, 01/01/2031	2,650,413
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,670,172
	Triborough, NY, Bridge & Tunnel Auth
1,325,000	0.00%, 11/15/2031(3)	1,111,830
9,695,000	0.03%, 11/01/2032(2)	9,695,000
2,000,000	TSASC, Inc., NY 5.00%, 06/01/2026	2,419,718
		207,122,132
	North Carolina - 1.6%
1,800,000	North Carolina Housing Finance Agency 4.00%, 07/01/2047	1,956,484
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
1,050,000	5.00%, 01/01/2039	1,198,044
3,670,000	5.00%, 01/01/2044	4,258,981
	North Carolina Medical Care Commission Rev
245,000	4.00%, 01/01/2026	265,371
565,000	5.00%, 01/01/2027	649,009
795,000	5.00%, 01/01/2028	930,002
275,000	5.00%, 01/01/2029	321,093
	North Carolina Raleigh Durham Airport Auth Rev
1,500,000	5.00%, 05/01/2027	1,861,677
1,000,000	5.00%, 05/01/2030	1,229,982
15,000,000	University of North Carolina at Chapel Hill 0.19%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(4)	15,000,014
		27,670,657
	North Dakota - 0.8%
	North Dakota Housing Finance Agency
3,490,000	3.00%, 07/01/2051	3,823,564
5,590,000	3.00%, 01/01/2052	6,169,619
3,365,000	4.25%, 07/01/2049	3,740,993
		13,734,176
	Ohio - 3.1%
	Allen County, OH, Hospital Facs Rev
2,000,000	5.00%, 05/01/2023	2,073,676
2,750,000	5.00%, 12/01/2029	3,639,506
380,000	5.00%, 12/01/2030	507,319
5,000,000	American Municipal Power, Inc., OH Rev 2.30%, 02/15/2038(2)	5,007,779
	Buckeye, OH, Tobacco Settlement Finance Auth
18,645,000	0.00%, 06/01/2057(3)	3,088,136
18,255,000	5.00%, 06/01/2055	21,469,729
	Cleveland, OH, Airport System Rev, (AGM Insured)
1,165,000	5.00%, 01/01/2022	1,188,440
1,385,000	5.00%, 01/01/2023	1,480,393
430,000	Hamilton County, OH, Sales Tax Rev 5.00%, 12/01/2027	543,178
1,875,000	Ohio Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 3.75%, 09/01/2050	2,105,148

169

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Ohio - 3.1% - (continued)
$ 7,500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	$ 8,823,179
	State of Ohio, Rev
2,000,000	4.00%, 12/15/2021	2,028,934
2,210,000	5.00%, 12/15/2022	2,359,025
		54,314,442
	Oklahoma - 0.4%
	Oklahoma Dev Finance Auth
5,305,000	1.63%, 07/06/2023	5,362,327
935,000	5.25%, 08/15/2048	1,148,621
935,000	5.50%, 08/15/2057	1,158,646
185,000	Oklahoma Housing Finance Agency, (GNMA Collateral Insured) 5.00%, 09/01/2043	187,518
		7,857,112
	Oregon - 2.8%
1,665,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	2,091,692
	Clackamas & Washington Counties, OR, School Dist No. 3, GO, (School Bond Guaranty)
2,500,000	0.00%, 06/15/2036(3)	1,862,112
405,000	0.00%, 06/15/2037(3)	291,761
8,200,000	Clackamas County, OR, School Dist No. 12, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2040(3)	4,173,003
10,420,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(3)	4,978,228
625,000	Jackson County, OR, School Dist No. 4, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(3)	442,322
1,105,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty) 0.00%, 06/15/2037(3)	673,452
850,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	539,908
2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,896,913
	Port of Portland, OR, Airport Rev
4,880,000	5.00%, 07/01/2031	6,227,027
3,920,000	5.00%, 07/01/2032	4,998,543
1,045,000	5.00%, 07/01/2033	1,388,792
	Salem Hospital Facs Auth, OR Rev
910,000	5.00%, 05/15/2038	1,061,403
720,000	5.00%, 05/15/2048	831,136
	State of Oregon Housing & Community Services Department
3,110,000	3.00%, 01/01/2052	3,409,297
1,855,000	4.50%, 01/01/2049	2,035,211
6,440,000	4.50%, 07/01/2049	7,110,174
	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured)
1,500,000	0.00%, 06/15/2036(3)	1,074,423
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Oregon - 2.8% - (continued)
$ 1,600,000	0.00%, 06/15/2037(3)	$ 1,102,981
1,790,000	0.00%, 06/15/2038(3)	1,186,042
		48,374,420
	Pennsylvania - 3.8%
875,000	Allegheny County, PA, Industrial Dev Auth, Charter School 6.75%, 08/15/2035	878,495
	City of Philadelphia, PA, GO
965,000	5.00%, 08/01/2021	965,000
1,550,000	5.00%, 02/01/2033	2,015,053
2,000,000	5.00%, 02/01/2034	2,590,626
1,555,000	5.00%, 02/01/2035	2,005,718
225,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	258,231
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,177,682
	Commonwealth Finance Auth, PA
4,230,000	5.00%, 06/01/2026	5,016,915
125,000	5.00%, 06/01/2028	159,495
1,070,000	5.00%, 06/01/2029	1,353,652
145,000	5.00%, 06/01/2031	181,433
	County of Beaver, PA, GO, (BAM Insured)
1,285,000	, (BAM Insured) 5.00%, 11/15/2021	1,302,285
1,345,000	, (BAM Insured) 5.00%, 11/15/2022	1,426,361
1,000,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	1,239,642
	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured)
2,440,000	, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	3,068,453
1,105,000	, (AGM State Aid Withholding Insured) 5.00%, 04/01/2029	1,420,026
2,410,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,948,138
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	702,475
515,000	5.00%, 07/01/2025	585,738
	Montgomery County, PA, Industrial Dev Auth Rev
1,760,000	5.00%, 12/01/2044	2,050,607
2,455,000	5.00%, 12/01/2046	2,735,956
920,000	Pennsylvania Higher Educational Facs Auth 5.00%, 05/01/2032	1,150,974
	Pennsylvania Housing Finance Agency
1,000,000	3.10%, 04/01/2023	1,004,569
1,025,000	3.10%, 10/01/2023	1,029,683
	Pennsylvania Turnpike Commission Rev
2,000,000	0.92%, 12/01/2021, SIFMA(4)	2,001,161
1,000,000	5.00%, 12/01/2021	1,016,075
500,000	5.00%, 12/01/2027	608,385
1,000,000	5.00%, 12/01/2029	1,226,787
1,590,000	5.00%, 12/01/2030	1,947,753
2,000,000	5.00%, 12/01/2033	2,448,999
2,615,000	5.00%, 12/01/2037	2,786,064
755,000	5.00%, 12/01/2042	931,570
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
1,560,000	5.00%, 09/01/2022	1,640,600
2,000,000	5.00%, 09/01/2023	2,195,037
1,100,000	5.00%, 09/01/2031	1,433,217
1,060,000	5.00%, 09/01/2032	1,378,182

170

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Pennsylvania - 3.8% - (continued)
	Pittsburgh, PA, School Dist, GO, (State Aid Withholding Insured)
$ 3,145,000	5.00%, 09/01/2021	$ 3,156,925
1,500,000	5.00%, 09/01/2023	1,505,726
	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured)
195,000	5.00%, 09/01/2032	254,586
950,000	5.00%, 09/01/2033	1,236,547
735,000	5.00%, 09/01/2034	954,015
500,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2038	605,426
1,500,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,869,725
		66,463,987
	Puerto Rico - 1.0%
975,000	Puerto Rico Highway & Transportation Auth, (AGM Insured) 4.95%, 07/01/2026	996,029
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
10,000,000	4.33%, 07/01/2040	11,364,591
4,750,000	5.00%, 07/01/2058	5,538,643
		17,899,263
	Rhode Island - 0.8%
	Rhode Island Health & Educational Building Corp., (AGM ST APPROP Insured)
2,700,000	5.00%, 05/15/2027	3,156,109
2,020,000	5.00%, 05/15/2028	2,514,229
	Rhode Island Housing & Mortgage Finance Corp., (GNMA/FNMA/FHLMC Insured)
870,000	2.75%, 04/01/2040	905,979
5,635,000	4.00%, 10/01/2048	6,216,770
	Rhode Island Student Loan Auth
125,000	5.00%, 12/01/2027	154,846
1,000,000	5.00%, 12/01/2028	1,263,341
		14,211,274
	South Carolina - 1.7%
1,987,000	Lancaster County, SC, Sun City Assessment Rev 7.70%, 11/01/2017(5)	417,270
	South Carolina Jobs-Economic Dev Auth
4,355,000	5.00%, 05/01/2029	5,521,669
1,375,000	5.00%, 05/01/2048	1,677,686
1,000,000	5.25%, 08/01/2024	1,101,526
	South Carolina Port Auth
1,420,000	4.00%, 07/01/2034	1,563,761
1,240,000	5.00%, 07/01/2029	1,595,009
1,100,000	5.00%, 07/01/2030	1,404,803
5,090,000	5.00%, 07/01/2031	6,448,710
1,000,000	5.00%, 07/01/2033	1,254,925
	South Carolina State Public Service Auth
3,125,000	5.00%, 12/01/2031	3,847,607
1,400,000	5.00%, 12/01/2032	1,859,952
2,350,000	5.00%, 12/01/2034	2,679,698
		29,372,616
	South Dakota - 0.6%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,125,000	2.45%, 11/01/2023	1,176,696
1,020,000	3.00%, 11/01/2051	1,120,496
1,375,000	3.50%, 11/01/2046	1,456,645
2,590,000	3.75%, 11/01/2050	2,879,056
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	South Dakota - 0.6% - (continued)
$ 595,000	4.00%, 11/01/2047	$ 645,257
	South Dakota State Educational Enhancement Funding Corp.
1,395,000	5.00%, 06/01/2024	1,506,260
1,000,000	5.00%, 06/01/2026	1,074,737
		9,859,147
	Tennessee - 0.6%
890,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	1,115,690
560,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	674,584
	Tennessee Housing Dev Agency
1,085,000	3.50%, 07/01/2045	1,160,709
3,000,000	3.50%, 01/01/2047	3,212,528
3,335,000	4.00%, 01/01/2049	3,665,178
		9,828,689
	Texas - 7.0%
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured) 5.00%, 08/15/2027	1,144,758
1,000,000	Arlington, TX, Special Tax Rev, (AGM Insured) 5.00%, 02/15/2034	1,152,347
1,620,000	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/01/2033	1,954,145
	Central Texas Regional Mobility Auth
1,000,000	5.00%, 01/01/2033	1,342,479
1,000,000	5.00%, 01/01/2036	1,323,105
	City of Austin, TX, Airport System Rev
2,100,000	5.00%, 11/15/2022	2,229,075
595,000	5.00%, 11/15/2026	730,985
1,125,000	5.00%, 11/15/2028	1,361,430
560,000	5.00%, 11/15/2030	677,600
	City of Houston, TX, Airport System Rev
1,300,000	5.00%, 07/01/2030	1,723,733
1,000,000	5.00%, 07/01/2031	1,315,653
1,200,000	5.00%, 07/01/2033	1,568,697
1,060,000	City of Houston, TX, Hotel Occupancy Tax & Special, (AGM-CR AMBAC Insured) 0.00%, 09/01/2025(3)	1,024,456
3,685,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(2)	3,899,025
2,550,000	Clear Creek, TX, Indep Sch Dist 0.28%, 02/15/2038	2,549,859
	Clifton, TX, Higher Education Finance Corp., (PSF-GTD Insured)
1,000,000	4.00%, 08/15/2029	1,189,422
1,050,000	4.00%, 08/15/2030	1,206,403
500,000	4.00%, 08/15/2031	573,152
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,194,544
	Dallas-Fort Worth, TX, International Airport Rev
1,570,000	5.00%, 11/01/2021	1,588,784
1,000,000	5.00%, 11/01/2023	1,108,833
1,000,000	5.00%, 11/01/2024	1,154,334
1,500,000	Grapevine-Colleyville, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,780,860
	Harris County - Houston, TX, Sports Auth
2,640,000	5.00%, 11/15/2030	2,964,838
500,000	5.00%, 11/15/2032	561,422
2,950,000	5.00%, 11/15/2034	3,311,401

171

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Texas - 7.0% - (continued)
$ 1,605,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2032	$ 2,016,589
	Kerrville, TX, Health Facs Dev Corp.
1,300,000	5.00%, 08/15/2024	1,474,969
1,500,000	5.00%, 08/15/2035	1,705,757
1,580,000	La Joya, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2025	1,772,402
	Lower Alabama Gas District, Rev
9,855,000	4.00%, 12/01/2050(2)	11,250,922
4,000,000	5.00%, 09/01/2031	5,280,901
	New Hope, TX, Cultural Education Facs Finance Corp.
1,000,000	4.00%, 11/01/2049	1,143,327
1,000,000	4.00%, 11/01/2055	1,136,322
3,375,000	5.00%, 11/01/2031	3,694,447
1,000,000	5.00%, 11/01/2046	1,084,188
	North Texas Tollway Auth Rev, (AGC Insured)
5,000,000	0.00%, 01/01/2032(3)	4,280,436
1,000,000	5.00%, 01/01/2030	1,107,864
1,200,000	5.00%, 01/01/2035	1,425,234
1,440,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	1,736,474
1,000,000	Spring Branch, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,162,937
22,175,000	State of Texas, GO 0.04%, 06/01/2043(2)	22,175,000
2,575,000	Tarrant County, TX, Cultural Education Facs 5.00%, 10/01/2034	2,868,241
	Texas Municipal Gas Acquisition & Supply Corp. Rev
6,900,000	5.00%, 12/15/2031	9,355,417
1,540,000	6.25%, 12/15/2026	1,815,389
1,755,000	Texas Transportation Commission 0.00%, 08/01/2038(3)	961,409
3,000,000	Waco Educational Finance Corp. 4.00%, 03/01/2051(7)	3,570,548
		121,650,113
	Utah - 0.2%
490,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	563,493
1,125,000	State of Utah, GO 3.00%, 07/01/2034	1,269,501
1,165,000	Utah Housing Corp. Rev, (FHA Insured) 4.00%, 01/01/2045	1,253,917
		3,086,911
	Vermont - 0.2%
	Vermont Housing Finance Agency
945,000	4.00%, 11/01/2045	981,357
1,050,000	4.00%, 11/01/2046	1,130,536
1,540,000	4.00%, 05/01/2048	1,642,672
		3,754,565
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Virginia - 0.2%
$ 880,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	$ 1,177,399
1,470,000	Virginia State Small Business Financing Auth Rev 5.00%, 01/01/2027	1,790,866
		2,968,265
	Washington - 1.1%
2,060,000	Chelan County, WA, Public Utility Dist No. 1, (NATL Insured) 0.00%, 06/01/2028(3)	1,913,479
1,400,000	County of King, WA, GO 5.00%, 01/01/2031	1,813,391
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,606,072
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	905,784
2,000,000	5.00%, 03/01/2029	2,295,912
1,400,000	Washington State Housing Finance Commission 5.00%, 01/01/2049(1)	1,594,444
6,365,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2049	7,023,124
		19,152,206
	West Virginia - 0.2%
1,000,000	West Virginia Housing Dev Fund 2.80%, 11/01/2022	1,026,459
1,555,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(2)	1,640,022
		2,666,481
	Wisconsin - 3.0%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	1,981,122
	Public Finance Auth, WI
2,550,000	4.00%, 07/01/2046	2,985,784
1,530,000	4.00%, 07/01/2050	1,737,471
1,600,000	5.00%, 09/01/2025(1)	1,729,757
2,940,000	5.00%, 07/01/2035	3,633,217
1,050,000	5.00%, 07/01/2036	1,294,657
2,875,000	5.00%, 10/01/2043(1)	3,208,222
2,340,000	5.00%, 10/01/2044	2,891,086
2,015,000	5.00%, 10/01/2053(1)	2,236,671
1,350,000	Wisconsin Center Dist, WI, (AGM Insured) 0.00%, 12/15/2031(3)	1,129,807
	Wisconsin Health & Educational Facs Auth Rev
1,205,000	0.50%, 11/01/2050(2)	1,207,027
7,940,000	3.00%, 03/01/2052	8,769,816
1,200,000	4.00%, 08/15/2051	1,395,858
1,700,000	4.00%, 08/15/2055	1,962,553
3,000,000	5.00%, 11/15/2027	3,457,405
1,700,000	5.00%, 12/01/2028	1,954,606
7,275,000	5.00%, 11/01/2039	7,964,191
1,000,000	5.00%, 11/01/2054	1,077,152
1,700,000	Wisconsin Housing & Economic Dev Auth 1.55%, 11/01/2038(2)	1,701,779
		52,318,181

172

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.3% - (continued)
	Wyoming - 0.1%
$ 970,000	Wyoming Community Dev Auth 4.00%, 12/01/2046		$ 1,050,547
	Total Municipal Bonds (cost $1,555,496,814)		$ 1,656,600,554
SHORT-TERM INVESTMENTS - 3.6%
	Repurchase Agreements - 3.6%
63,359,308	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $63,359,414; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $64,626,588		$ 63,359,308
	Total Short-Term Investments (cost $63,359,308)		$ 63,359,308
	Total Investments (cost $1,618,856,122)	98.9%	$ 1,719,959,862
	Other Assets and Liabilities	1.1%	19,244,197
	Total Net Assets	100.0%	$ 1,739,204,059
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $30,545,438, representing 1.8% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,936,472 at July 31, 2021.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,656,600,554	$ —	$ 1,656,600,554	$ —
Short-Term Investments	63,359,308	—	63,359,308	—
Total	$ 1,719,959,862	$ —	$ 1,719,959,862	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
173

Hartford Municipal Short Duration Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 91.1%
	Alabama - 2.1%
$ 250,000	State of Alabama, Docks Department, (AGM Insured) 5.00%, 10/01/2024	$ 285,113
350,000	State of Alabama, Troy University, (BAM Insured) 5.00%, 11/01/2024	402,419
		687,532
	Alaska - 0.3%
100,000	Northern Tobacco Securitization Corp. 0.50%, 06/01/2031	101,448
	Arizona - 0.4%
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2022	105,278
20,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 10/01/2023(1)	20,010
		125,288
	California - 3.9%
100,000	California County, CA, Tobacco Securitization Agency 4.00%, 06/01/2022	103,156
200,000	California Enterprise Dev Auth 5.00%, 08/01/2025	235,202
40,000	California Public Finance Auth 2.38%, 11/15/2028(1)	40,677
	Cathedral City, CA, Redev Agency Successor Agency
10,000	4.00%, 08/01/2021	10,000
55,000	4.00%, 08/01/2022	56,814
10,000	4.00%, 08/01/2023	10,679
	City of Fontana CA
100,000	3.00%, 09/01/2025	107,480
125,000	4.00%, 09/01/2026	141,623
120,000	4.00%, 09/01/2027	137,544
100,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2027	122,373
245,000	Orange County, CA, Community Facs Dist, Special Tax 4.00%, 08/15/2021	245,292
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	80,490
		1,291,330
	Colorado - 2.8%
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	158,916
70,000	E-470 Public Highway, CO, Auth Rev 0.38%, 09/01/2039, 1 mo. USD SOFR + 0.350%(2)	70,095
150,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2021	152,260
	Regional, CO, Transportation Dist
325,000	5.00%, 01/15/2025	374,549
60,000	5.00%, 07/15/2025	70,329
105,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2022	111,517
		937,666
	Florida - 7.1%
250,000	Alachua County, FL, Health Facs Auth 4.00%, 12/01/2023	271,576
175,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2024	197,368
200,000	City of Atlantic Beach, FL 3.00%, 11/15/2023	200,348
	JEA, FL, Electric System Rev
100,000	5.00%, 10/01/2021	100,787
100,000	5.00%, 10/01/2022	105,600
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 91.1% - (continued)
	Florida - 7.1% - (continued)
$ 360,000	Miami-Dade County Expressway Auth, (BAM-TCRS Insured) 5.00%, 07/01/2025	$ 408,650
50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	57,158
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2021	65,466
145,000	5.00%, 10/01/2022	152,283
250,000	Orange County, FL, Convention Center/Orlando 5.00%, 10/01/2023	275,376
100,000	Osceola County, FL, Transportation Rev 5.00%, 10/01/2025	118,431
115,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	118,708
135,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	136,203
145,000	State Johns County Industrial Dev Auth 4.00%, 12/15/2024	158,506
		2,366,460
	Georgia - 2.3%
	Burke County, GA, Dev Auth Rev
250,000	1.55%, 12/01/2049(3)	253,393
100,000	3.00%, 11/01/2045(3)	103,954
50,000	Main Street Natural Gas, Inc., GA 4.00%, 08/01/2049(3)	55,623
	Municipal Electric Auth, GA
100,000	5.00%, 11/01/2021	101,172
100,000	5.00%, 11/01/2022	105,948
140,000	5.00%, 01/01/2024	155,818
		775,908
	Illinois - 18.0%
40,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(4)	39,058
	Chicago, IL, Board of Education, GO, (NATL Insured)
45,000	0.00%, 12/01/2021(4)	44,933
55,000	0.00%, 12/01/2022(4)	54,606
150,000	0.00%, 12/01/2024(4)	145,963
200,000	5.00%, 12/01/2021	203,030
200,000	5.00%, 12/01/2022	212,070
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	240,066
280,000	Chicago, IL, O'Hare International Airport 5.00%, 01/01/2023	298,749
100,000	Chicago, IL, Transit Auth 5.00%, 12/01/2022	101,625
	City of Chicago, IL, GO
135,000	5.00%, 01/01/2022	137,560
50,000	5.00%, 01/01/2023	53,170
	City of Chicago, IL, Wastewater Transmission Rev, (NATL Insured)
160,000	0.00%, 01/01/2022(4)	159,774
210,000	0.00%, 01/01/2024(4)	207,218
	City of Decatur, IL, GO, (AGM Insured)
65,000	3.00%, 03/01/2022	65,890
150,000	5.00%, 03/01/2023	160,284
200,000	Cook County, IL, GO 5.00%, 11/15/2022	212,614
125,000	Illinois Housing Dev Auth 3.05%, 08/01/2022	128,023
	Illinois State Finance Auth Rev
45,000	5.00%, 09/01/2021	45,168
100,000	5.00%, 11/15/2021	101,358
75,000	5.00%, 05/15/2050(3)	84,580

174

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 91.1% - (continued)
	Illinois - 18.0% - (continued)
$ 100,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2026	$ 121,029
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
225,000	0.00%, 02/01/2025(4)	218,669
205,000	5.00%, 02/01/2027	248,469
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
310,000	0.00%, 12/15/2022(4)	307,041
60,000	0.00%, 12/15/2023(4)	65,027
150,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	156,062
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2024	166,601
500,000	5.00%, 01/01/2026	596,252
45,000	5.00%, 01/01/2027	55,304
	State of Illinois, GO
120,000	5.00%, 02/01/2022	122,874
200,000	5.00%, 11/01/2022	211,819
100,000	5.00%, 10/01/2023	110,013
300,000	5.00%, 11/01/2025	355,373
250,000	5.00%, 03/01/2026	299,076
70,000	State of Illinois, Sales Tax Rev 5.00%, 06/15/2026	84,041
150,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2023	160,088
		5,973,477
	Indiana - 0.2%
55,000	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	60,404
	Iowa - 1.4%
225,000	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	248,301
30,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2022	31,882
145,000	Iowa Tobacco Settlement Auth 0.38%, 06/01/2030	145,081
25,000	State of Iowa, Finance Auth Rev 2.88%, 05/15/2049	25,245
		450,509
	Kentucky - 0.8%
40,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	43,866
200,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	222,373
		266,239
	Louisiana - 1.2%
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2023	213,480
170,000	Parish of St. John the Baptist, LA 2.13%, 06/01/2037(3)	176,518
		389,998
	Maine - 1.1%
70,000	Finance Auth of Maine Rev, (AGM Insured) 5.00%, 12/01/2021	71,083
250,000	Maine Health & Higher Educational Facs Auth, (AGM Insured) 5.00%, 07/01/2025	295,109
		366,192
	Massachusetts - 2.8%
	Massachusetts Dev Finance Agency, Rev
100,000	3.50%, 10/01/2022(1)	103,921
150,000	5.00%, 07/01/2022	156,474
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 91.1% - (continued)
	Massachusetts - 2.8% - (continued)
$ 150,000	5.00%, 07/01/2024	$ 170,552
270,000	5.00%, 07/01/2025	316,291
	Massachusetts Educational Financing Auth
80,000	5.00%, 07/01/2023	87,125
80,000	5.00%, 07/01/2024	90,487
		924,850
	Michigan - 1.1%
70,000	City of Detroit, MI, GO 5.00%, 04/01/2022	71,876
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026	284,766
		356,642
	Minnesota - 0.6%
200,000	Duluth, MN, Independent School Dist No. 709, (SCP Insured) 5.00%, 02/01/2022	204,325
	Mississippi - 0.6%
20,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	21,978
165,000	Mississippi State Gaming Tax Rev 5.00%, 10/15/2026	194,993
		216,971
	Missouri - 1.0%
50,000	City of St. Louis, MO, Airport Rev, (AGM Insured) 5.00%, 07/01/2023	54,554
100,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.00%, 05/15/2022	102,873
150,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	162,695
		320,122
	Nebraska - 1.2%
120,000	Central Plains, NE, Energy Project 5.25%, 12/01/2021	121,999
145,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	159,003
100,000	Washington County, NE, Rev 0.90%, 09/01/2030(3)	101,873
		382,875
	Nevada - 1.2%
95,000	City of North Las Vegas, NV 3.50%, 06/01/2022	96,781
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2024	167,197
25,000	City of Sparks, NV 2.50%, 06/15/2024(1)	25,475
100,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2025	117,689
		407,142
	New Hampshire - 0.7%
220,000	New Hampshire Business Finance Auth 4.00%, 01/01/2024	238,209
	New Jersey - 3.8%
200,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(4)	198,284
	New Jersey Economic Dev Auth
290,000	5.00%, 06/15/2022	302,044
75,000	5.00%, 06/15/2023	81,688
140,000	New Jersey Educational Facs Auth 5.00%, 07/01/2024	157,354
	New Jersey Transportation Trust Fund Auth
60,000	5.00%, 12/15/2023	66,709
40,000	5.00%, 12/15/2024	46,138
105,000	Newark Board of Education 5.00%, 07/15/2024	119,435

175

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 91.1% - (continued)
	New Jersey - 3.8% - (continued)
$ 70,000	State of New Jersey, GO 5.00%, 06/01/2026	$ 85,123
	Tobacco Settlement Financing Corp., NJ
125,000	5.00%, 06/01/2023	135,853
70,000	5.00%, 06/01/2025	82,191
		1,274,819
	New Mexico - 2.2%
250,000	City of Santa Fe, NM, Rev 2.63%, 05/15/2025	251,116
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
60,000	3.75%, 03/01/2048	65,655
260,000	3.75%, 01/01/2050	287,943
110,000	4.00%, 01/01/2049	121,182
		725,896
	New York - 5.3%
135,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	140,906
25,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	26,147
	Metropolitan Transportation Auth, NY, Rev
340,000	5.00%, 03/01/2022	349,367
265,000	5.00%, 11/15/2024	305,544
500,000	5.00%, 11/15/2034(3)	562,135
310,000	New York Transportation Dev Corp. 5.00%, 12/01/2025	370,375
		1,754,474
	North Carolina - 1.2%
400,000	University of North Carolina at Chapel Hill 0.19%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(2)	400,000
	North Dakota - 0.2%
60,000	North Dakota Housing Finance Agency 3.50%, 07/01/2046	64,587
	Ohio - 1.7%
	Cleveland, OH, Airport System Rev, (AGM Insured)
60,000	5.00%, 01/01/2022	61,207
60,000	5.00%, 01/01/2023	64,133
150,000	5.00%, 01/01/2024	167,101
90,000	County of Lucas, OH 5.00%, 11/15/2021	91,149
150,000	Southern Ohio Port Auth Rev 6.25%, 12/01/2025(1)	165,746
		549,336
	Oklahoma - 0.7%
225,000	Oklahoma Dev Finance Auth 1.63%, 07/06/2023	227,431
	Oregon - 1.2%
60,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	69,299
	State of Oregon Housing & Community Services Department
190,000	3.00%, 01/01/2052	208,285
100,000	3.50%, 07/01/2048	107,451
		385,035
	Pennsylvania - 3.0%
35,000	City of Philadelphia, PA, GO 5.00%, 08/01/2021	35,000
100,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	114,769
	Lehigh County, PA, Industrial Dev Auth
65,000	1.80%, 02/15/2027(3)	66,013
55,000	1.80%, 09/01/2029(3)	55,894
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 91.1% - (continued)
	Pennsylvania - 3.0% - (continued)
$ 300,000	Pennsylvania Housing Finance Agency 3.00%, 10/01/2051	$ 326,395
150,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2023	160,555
210,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2023	226,441
		985,067
	Puerto Rico - 1.1%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
158,000	0.00%, 07/01/2024(4)	152,130
244,000	0.00%, 07/01/2029(4)	213,112
		365,242
	Rhode Island - 2.2%
150,000	Rhode Island Health & Educational Building Corp., (Municipal Government Guaranteed Insured) 5.00%, 05/15/2022	155,761
10,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	10,130
	Rhode Island Student Loan Auth
25,000	3.00%, 12/01/2024	25,774
100,000	5.00%, 12/01/2023	110,529
350,000	5.00%, 12/01/2027	433,568
		735,762
	South Carolina - 0.5%
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2024	168,774
	South Dakota - 1.3%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
25,000	3.00%, 11/01/2051	27,463
390,000	4.00%, 05/01/2039	417,211
		444,674
	Tennessee - 3.7%
250,000	Chattanooga, TN, Health Educational & Housing Facs Board 5.00%, 08/01/2025	294,445
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(1)	148,581
	Tennessee Housing Dev Agency
465,000	1.25%, 01/01/2026	474,172
75,000	3.50%, 07/01/2045	80,233
115,000	3.50%, 01/01/2047	123,215
115,000	3.50%, 01/01/2048	123,621
		1,244,267
	Texas - 6.3%
100,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 4.00%, 12/01/2022	105,129
70,000	Big Sandy, TX, Independent School Dist Upshur County, GO, (PSF-GTD Insured) 5.00%, 02/15/2024	78,442
100,000	Central Texas Turnpike System Rev 5.00%, 08/15/2024	114,143
	City of Houston, TX, Hotel Occupancy Tax & Special Rev
40,000	4.00%, 09/01/2024(5)	44,333
30,000	4.00%, 09/01/2026(5)	34,931
105,000	City of San Antonio, TX, Airport System Rev 5.00%, 07/01/2022	109,581

176

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 91.1% - (continued)
	Texas - 6.3% - (continued)
$ 95,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(3)		$ 100,518
50,000	Harris County, TX, Metropolitan Transportation Auth 5.00%, 11/01/2022		53,019
1,000,000	State of Texas 4.00%, 08/26/2021		1,002,645
350,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2027		439,091
			2,081,832
	Utah - 0.4%
130,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033		149,498
	Washington - 1.4%
195,000	Tobacco Settlement Auth, WA 5.00%, 06/01/2024		211,795
250,000	Washington State Housing Finance Commission 2.38%, 01/01/2026(1)		250,246
			462,041
	West Virginia - 2.0%
500,000	West Virginia Parkways Auth 5.00%, 06/01/2026		609,355
55,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)		58,007
			667,362
	Wisconsin - 2.1%
	Public Finance Auth, WI, (AGM Insured)
150,000	4.00%, 07/01/2025		169,805
225,000	4.00%, 07/01/2026		260,926
	Wisconsin Health & Educational Facs Auth Rev
40,000	0.50%, 11/01/2050(3)		40,067
200,000	5.00%, 11/01/2025		219,501
			690,299
	Total Municipal Bonds (cost $29,516,546)		$ 30,219,983
SHORT-TERM INVESTMENTS - 6.7%
	Repurchase Agreements - 6.7%
2,213,883	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $2,213,887; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $2,258,195		$ 2,213,883
	Total Short-Term Investments (cost $2,213,883)		$ 2,213,883
	Total Investments (cost $31,730,429)	97.8%	$ 32,433,866
	Other Assets and Liabilities	2.2%	736,575
	Total Net Assets	100.0%	$ 33,170,441
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $754,656, representing 2.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $79,123 at July 31, 2021.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

177

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 30,219,983	$ —	$ 30,219,983	$ —
Short-Term Investments	2,213,883	—	2,213,883	—
Total	$ 32,433,866	$ —	$ 32,433,866	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
178

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6%
	Asset-Backed - Automobile - 0.3%
$ 1,790,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	$ 1,797,492
3,600,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	3,624,103
		5,421,595
	Asset-Backed - Credit Card - 0.3%
5,575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	5,597,601
	Asset-Backed - Finance & Insurance - 2.2%
2,250,000	Apidos CLO 1.21%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(2)	2,250,135
181,006	Bayview Koitere Fund Trust 4.00%, 11/28/2053(1)(3)	185,045
3,425,000	CIFC Funding Ltd. 1.25%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	3,429,144
1,028,408	Conn's Receivables Funding LLC 1.71%, 06/16/2025(1)	1,029,318
	DB Master Finance LLC
6,288,750	3.63%, 11/20/2047(1)	6,345,223
2,603,625	3.79%, 05/20/2049(1)	2,630,338
495,378	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	504,347
1,849,282	FCI Funding LLC 1.13%, 04/15/2033(1)	1,853,092
	KKR CLO Ltd.
1,190,000	1.13%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	1,190,075
1,450,000	1.31%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(2)	1,450,493
3,825,000	Neuberger Berman Loan Advisers CLO Ltd. 1.15%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	3,825,509
1,250,000	Octagon Investment Partners Ltd. 1.15%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	1,250,386
2,195,085	OneMain Financial Issuance Trust 3.48%, 02/14/2031(1)	2,197,671
2,820,250	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	2,830,431
1,450,000	Regional Management Issuance Trust 3.05%, 11/15/2028(1)	1,467,749
1,124,385	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(3)	1,136,575
	Towd Point Mortgage Trust
623,774	2.25%, 07/25/2056(1)(3)	628,587
97,732	2.75%, 04/25/2055(1)(3)	98,067
814,636	2.75%, 10/25/2057(1)(3)	832,542
1,515,744	3.25%, 03/25/2058(1)(3)	1,569,334
4,706,444	Tryon Park CLO Ltd. 1.02%, 04/15/2029, 3 mo. USD LIBOR + 0.890%(1)(2)	4,710,068
1,270,200	Vantage Data Centers Issuer LLC 4.20%, 11/16/2043(1)	1,326,443
2,755,000	Z Capital Credit Partners CLO Ltd. 1.58%, 07/16/2027, 3 mo. USD LIBOR + 1.450%(1)(2)	2,749,876
		45,490,448
	Asset-Backed - Home Equity - 0.0%
207,859	Accredited Mortgage Loan Trust 0.77%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(2)	207,815
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Asset-Backed - Home Equity - 0.0% - (continued)
$ 517,501	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.85%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(2)	$ 516,849
26,420	Residential Asset Securitization Trust 4.87%, 07/25/2034(3)	27,035
		751,699
	Commercial Mortgage-Backed Securities - 2.4%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,429,108
2,535,000	BX Commercial Mortgage Trust 0.75%, 05/15/2038(1)(2)	2,536,650
1,210,301	CF Hippolyta LLC 2.28%, 07/15/2060(1)	1,239,295
	Citigroup Mortgage Loan Trust
1,390,956	3.25%, 03/25/2061(1)(3)	1,435,969
1,083,774	3.27%, 02/25/2058(1)(3)	1,124,321
2,360,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(3)	2,442,579
4,490,000	CSMC Trust 2.26%, 08/15/2037(1)	4,656,541
	FREMF Mortgage Trust
2,900,000	3.85%, 01/25/2048(1)(3)	3,151,191
900,000	4.01%, 05/25/2045(1)(3)	918,713
	GS Mortgage Securities Trust
4,235,000	2.75%, 02/10/2037(1)	4,461,542
6,830,000	3.12%, 11/10/2045	7,001,145
1,515,573	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,339,710
5,500,000	Morgan Stanley Capital Trust 3.91%, 09/09/2032(1)	5,909,027
2,235,000	Natixis Commercial Mortgage Securities Trust 2.51%, 10/15/2036(1)	2,306,611
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,904,265
		49,856,667
	Diversified Financial Services - 0.0%
384,308	Marlette Funding Trust 1.02%, 09/16/2030(1)	384,565
	Other Asset-Backed Securities - 5.2%
	Affirm Asset Securitization Trust
305,000	0.88%, 08/15/2025(1)	305,675
2,964,652	1.07%, 08/15/2025(1)	2,969,508
2,920,517	1.90%, 01/15/2025(1)	2,943,314
998,701	3.46%, 10/15/2024(1)	1,011,488
1,425,000	Amur Equipment Finance Receivables LLC 0.75%, 11/20/2026(1)	1,426,379
2,235,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,235,391
565,938	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	572,088
	Bayview Opportunity Master Fund Trust
254,421	3.50%, 01/28/2055(1)(3)	260,856
453,701	3.50%, 06/28/2057(1)(3)	464,005
608,669	4.00%, 10/28/2064(1)(3)	621,746
	Carlyle Global Market Strategies CLO Ltd.
184,467	1.02%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(2)	184,475
1,495,453	1.10%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,496,280
4,115,000	1.12%, 07/20/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	4,115,461
1,000,000	1.53%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	999,799

179

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Other Asset-Backed Securities - 5.2% - (continued)
	Chase Auto Credit Linked Notes
$ 3,650,000	0.89%, 12/26/2028(1)	$ 3,649,499
4,514,456	0.99%, 01/25/2028(1)	4,528,305
	CIFC Funding Ltd.
4,745,000	1.26%, 07/15/2036, 3 mo. USD LIBOR + 1.150%(1)(2)	4,745,512
1,900,000	1.78%, 08/24/2032, 3 mo. USD LIBOR + 1.650%(1)(2)	1,903,581
3,765,000	Crossroads Asset Trust 0.82%, 03/20/2024(1)	3,770,118
1,080,000	Dryden Senior Loan Fund 1.10%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,081,455
2,307,049	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	2,293,195
3,270,000	LCM XXIV Ltd. 1.11%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(2)	3,271,409
	Marlette Funding Trust
1,465,000	1.06%, 09/15/2031(1)	1,466,305
695,181	2.39%, 12/17/2029(1)	698,268
101,342	2.69%, 09/17/2029(1)	101,579
132,533	3.13%, 07/16/2029(1)	132,879
17,841	3.44%, 04/16/2029(1)	17,863
	Mill City Mortgage Loan Trust
160,561	2.50%, 04/25/2057(1)(3)	161,287
1,047,428	2.75%, 01/25/2061(1)(3)	1,061,902
612,300	3.25%, 05/25/2062(1)(3)	626,268
1,305,067	3.47%, 08/25/2058(1)(3)	1,352,945
1,105,150	3.50%, 05/25/2058(1)(3)	1,127,438
5,415,000	Neuberger Berman Loan Advisers CLO Ltd. 1.06%, 10/18/2029, 3 mo. USD LIBOR + 0.930%(1)(2)	5,412,022
7,260,000	Palmer Square Loan Funding Ltd. 0.95%, 07/20/2029, 3 mo. USD LIBOR + 0.800%(1)(2)	7,261,452
780,000	Progress Residential Trust 1.05%, 04/17/2038(1)	771,407
1,746,564	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,746,788
2,940,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	2,940,896
408,059	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	411,225
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	943,284
3,285,000	1.89%, 08/25/2045(1)	3,308,028
3,560,000	3.08%, 10/25/2044(1)	3,675,967
	Towd Point Mortgage Trust
3,584,108	1.75%, 10/25/2060(1)	3,633,668
194,055	2.25%, 04/25/2056(1)(3)	194,691
34,300	2.75%, 02/25/2055(1)(3)	34,334
1,058,926	2.75%, 10/25/2056(1)(3)	1,074,767
660,229	2.75%, 04/25/2057(1)(3)	668,998
477,460	2.75%, 07/25/2057(1)(3)	486,393
6,508,644	2.90%, 10/25/2059(1)(3)	6,744,957
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	7,142,811
2,525,646	3.19%, 07/15/2044(1)	2,617,375
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Other Asset-Backed Securities - 5.2% - (continued)
$ 1,061,166	Verus Securitization Trust 2.64%, 11/25/2059(1)(4)	$ 1,081,090
4,968,686	Voya CLO Ltd. 1.15%, 04/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	4,971,662
		106,718,088
	Telecommunications - 0.1%
1,579,756	GCAT Trust 1.56%, 04/25/2065(1)(4)	1,587,015
	Whole Loan Collateral CMO - 11.1%
	Angel Oak Mortgage Trust
2,645,848	0.91%, 01/25/2066(1)(3)	2,686,909
2,614,865	0.99%, 04/25/2053(1)(3)	2,615,994
3,808,522	1.07%, 05/25/2066(1)(3)	3,814,984
2,728,915	1.47%, 06/25/2065(1)(3)	2,743,453
4,222,883	1.69%, 04/25/2065(1)(3)	4,260,621
712,238	2.47%, 12/25/2059(1)(3)	715,488
	Angel Oak Mortgage Trust LLC
1,507,969	2.99%, 07/26/2049(1)(3)	1,520,266
521,344	3.92%, 11/25/2048(1)(3)	527,011
	Arroyo Mortgage Trust
3,660,746	1.18%, 10/25/2048(1)(3)	3,663,945
2,502,430	2.96%, 10/25/2048(1)(3)	2,541,599
689,267	3.81%, 01/25/2049(1)(3)	702,736
2,513,233	Bravo Residential Funding Trust 1.45%, 05/25/2060(1)(3)	2,524,551
1,416,068	BRAVO Residential Funding Trust 0.94%, 02/25/2049(1)(3)	1,418,061
	Bunker Hill Loan Depositary Trust
1,704,562	1.72%, 02/25/2055(1)(3)	1,724,431
1,945,468	2.72%, 11/25/2059(1)(4)	1,981,925
1,160,749	CIM Trust 3.00%, 04/25/2057(1)(3)	1,178,760
1,240,085	Colombia Cent CLO Ltd. 1.28%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	1,240,773
2,131,000	COLT Funding LLC 0.92%, 08/25/2066(1)(3)	2,134,972
	COLT Mortgage Loan Trust
1,410,118	0.80%, 07/27/2054(1)	1,407,906
4,790,913	0.86%, 05/25/2065(1)(3)	4,786,010
3,557,130	0.91%, 06/25/2066(1)(3)	3,548,616
3,055,275	1.26%, 09/25/2065(1)(3)	3,064,811
2,824,980	1.33%, 10/26/2065(1)(3)	2,829,449
6,920,187	1.39%, 01/25/2065(1)(3)	6,989,374
133,151	1.85%, 03/25/2065(1)(3)	133,818
1,697,064	2.49%, 02/25/2050(1)(3)	1,704,488
1,040,033	2.58%, 11/25/2049(1)(3)	1,043,007
	CSMC Trust
4,778,741	0.81%, 05/25/2065(1)(3)	4,782,258
3,455,015	0.83%, 03/25/2056(1)(3)	3,504,028
6,049,731	1.02%, 04/25/2066(1)(3)	6,057,820
6,803,843	1.10%, 05/25/2066(1)(3)	6,805,466
4,646,611	1.21%, 05/25/2065(1)(4)	4,673,654
6,046,438	2.00%, 01/25/2060(1)(3)	6,208,296
1,547,159	2.24%, 02/25/2050(1)(3)	1,568,587
	Deephaven Residential Mortgage Trust
1,569,819	0.72%, 05/25/2065(1)(3)	1,568,650
1,740,534	0.90%, 04/25/2066(1)(3)	1,738,817
1,329,867	1.69%, 05/25/2065(1)	1,336,105
2,550,853	2.34%, 01/25/2060(1)(3)	2,576,962
1,681,558	2.79%, 10/25/2059(1)(3)	1,692,587
	Ellington Financial Mortgage Trust
999,960	0.80%, 02/25/2066(1)(3)	997,362

180

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Whole Loan Collateral CMO - 11.1% - (continued)
$ 1,319,788	0.93%, 06/25/2066(1)(3)	$ 1,323,658
1,622,131	1.18%, 10/25/2065(1)(3)	1,624,498
4,574,881	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,590,794
642,852	Galton Funding Mortgage Trust 2.66%, 10/25/2059(1)(3)	653,194
4,615,177	GCAT 1.09%, 05/25/2066(1)(3)	4,626,233
	GCAT Trust
4,343,787	0.87%, 01/25/2066(1)(3)	4,409,466
3,299,209	1.04%, 05/25/2066(1)(3)	3,299,209
5,276,670	1.47%, 04/25/2065(1)(3)	5,269,744
1,677,292	2.25%, 01/25/2060(1)(4)	1,700,326
1,538,441	2.65%, 10/25/2068(1)(3)	1,587,006
298,894	Home Re Ltd. 1.69%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	298,894
4,931,379	Imperial Fund Mortgage Trust 1.07%, 06/25/2056(1)(3)	4,935,895
2,575,000	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)(5)(6)	2,671,563
552,253	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	564,139
	MFA Trust
3,311,522	0.85%, 01/25/2056(1)(3)	3,301,237
1,969,989	1.01%, 01/26/2065(1)(3)	1,972,333
2,511,784	1.15%, 04/25/2065(1)(3)	2,548,285
1,354,353	1.48%, 03/25/2065(1)(3)	1,364,888
	Mill City Mortgage Loan Trust
6,596,382	1.13%, 11/25/2060(1)(3)	6,633,872
3,052,643	2.75%, 07/25/2059(1)(3)	3,144,787
1,344,727	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	1,345,584
	New Residential Mortgage Loan Trust
1,895,256	0.84%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,899,949
1,058,690	0.94%, 09/25/2058(1)(3)	1,064,953
1,666,222	1.65%, 05/24/2060(1)(3)	1,684,457
1,975,542	2.46%, 01/26/2060(1)(3)	2,004,253
372,173	3.25%, 09/25/2056(1)(3)	393,385
596,143	3.50%, 12/25/2057(1)(3)	617,002
364,300	3.75%, 11/26/2035(1)(3)	386,079
258,571	3.75%, 03/25/2056(1)(3)	273,209
431,205	3.75%, 11/25/2056(1)(3)	458,422
758,599	4.00%, 02/25/2057(1)(3)	813,265
757,960	4.00%, 03/25/2057(1)(3)	812,964
529,887	4.00%, 04/25/2057(1)(3)	570,902
700,288	4.00%, 05/25/2057(1)(3)	750,258
1,304,023	4.00%, 09/25/2057(1)(3)	1,375,707
619,627	4.00%, 12/25/2057(1)(3)	664,233
1,074,215	NRZ Excess Spread-Collateralized Notes 3.61%, 05/25/2023(1)	1,077,497
1,547,284	OBX Trust 3.50%, 12/25/2049(1)(3)	1,579,395
5,517,381	Onslow Bay Mortgage Loan Trust 1.10%, 05/25/2061(1)(3)	5,536,740
286,265	Radnor RE Ltd. 1.29%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(2)	286,265
	Sequoia Mortgage Trust
207,436	3.50%, 11/25/2049(1)(3)	207,683
448,992	4.50%, 08/25/2048(1)(3)	458,216
7,900,119	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	7,899,731
306,772	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(3)	310,155
	Starwood Mortgage Residential Trust
4,094,805	1.13%, 06/25/2056(1)(3)	4,101,584
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Whole Loan Collateral CMO - 11.1% - (continued)
$ 978,651	1.49%, 04/25/2065(1)(3)	$ 982,849
1,906,962	2.28%, 02/25/2050(1)(3)	1,929,546
3,584,797	Starwood Residential Mortgage Trust 1.22%, 05/25/2065(1)(3)	3,594,574
2,698,000	Toorak Mortgage Corp. Ltd. 1.15%, 07/25/2056(1)(3)	2,700,824
	Verus Securitization Trust
5,158,707	0.82%, 10/25/2063(1)(3)	5,157,755
2,613,168	0.82%, 01/25/2066(1)(3)	2,610,359
3,452,055	0.92%, 02/25/2064(1)(3)	3,458,337
3,624,590	1.02%, 04/25/2064(1)(3)	3,636,069
1,825,500	1.03%, 02/25/2066(1)(3)	1,826,119
2,025,911	1.50%, 05/25/2065(1)(4)	2,040,654
1,072,108	2.42%, 01/25/2060(1)(4)	1,087,609
1,742,111	Visio Trust 1.28%, 05/25/2056(1)	1,739,696
		230,870,850
	Total Asset & Commercial Mortgage-Backed Securities (cost $444,817,431)	$ 446,678,528
CORPORATE BONDS - 53.2%
	Aerospace/Defense - 0.4%
3,600,000	Boeing Co. 2.20%, 02/04/2026	$ 3,631,682
	L3Harris Technologies, Inc.
1,475,000	3.83%, 04/27/2025	1,622,157
2,275,000	3.85%, 06/15/2023	2,413,836
164,000	Raytheon Technologies Corp. 3.65%, 08/16/2023	173,559
		7,841,234
	Agriculture - 0.3%
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	5,248,551
	Apparel - 0.3%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,807,381
4,000,000	VF Corp. 2.40%, 04/23/2025	4,204,881
		7,012,262
	Auto Manufacturers - 2.3%
3,575,000	Daimler Finance NA LLC 1.45%, 03/02/2026(1)	3,616,868
5,250,000	Ford Motor Co. 8.50%, 04/21/2023	5,828,707
	Ford Motor Credit Co. LLC
3,125,000	3.35%, 11/01/2022	3,196,000
2,800,000	4.06%, 11/01/2024	2,967,566
	General Motors Financial Co., Inc.
2,500,000	1.25%, 01/08/2026	2,498,059
4,000,000	1.50%, 06/10/2026	4,011,823
1,500,000	1.70%, 08/18/2023	1,530,603
2,850,000	2.90%, 02/26/2025	3,024,309
2,500,000	3.15%, 06/30/2022	2,555,635
	Hyundai Capital America
770,000	0.80%, 04/03/2023(1)	770,375
2,500,000	2.38%, 02/10/2023(1)	2,563,618
1,825,000	4.13%, 06/08/2023(1)	1,931,556
2,500,000	Nissan Motor Co., Ltd. 3.04%, 09/15/2023(1)	2,606,016
	Volkswagen Group of America Finance LLC
3,500,000	0.88%, 11/22/2023(1)	3,518,812
1,800,000	2.85%, 09/26/2024(1)	1,906,572
2,000,000	3.13%, 05/12/2023(1)	2,086,068
3,025,000	4.25%, 11/13/2023(1)(7)	3,262,160
		47,874,747

181

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Beverages - 0.8%
$ 3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	$ 3,342,475
7,095,000	Coca-Cola European Partners plc 1.50%, 01/15/2027(1)	7,101,844
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,504,316
340,000	2.70%, 05/09/2022	345,784
3,700,000	Keurig Dr Pepper, Inc. 0.75%, 03/15/2024	3,705,321
		16,999,740
	Biotechnology - 0.6%
3,150,000	Gilead Sciences, Inc. 0.75%, 09/29/2023	3,151,737
	Royalty Pharma plc
3,800,000	0.75%, 09/02/2023(1)	3,813,612
6,200,000	1.20%, 09/02/2025(1)	6,199,360
		13,164,709
	Chemicals - 0.7%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	978,397
3,225,000	4.63%, 11/15/2022	3,390,362
3,600,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	3,884,413
2,350,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	2,352,514
	LYB International Finance LLC
1,825,000	1.25%, 10/01/2025	1,835,192
1,500,000	2.88%, 05/01/2025	1,600,133
48,000	Sherwin-Williams Co. 2.75%, 06/01/2022	48,845
		14,089,856
	Commercial Banks - 14.6%
	Banco Santander S.A.
3,000,000	0.70%, 06/30/2024, (0.70% fixed rate until 06/30/2023; 12 mo. USD CMT + 0.450% thereafter)(2)(8)	3,009,836
1,600,000	3.13%, 02/23/2023	1,661,736
600,000	3.85%, 04/12/2023	633,658
	Bank of America Corp.
4,700,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(8)	4,707,361
6,000,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(8)	5,987,786
2,500,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 1 mo. USD SOFR + 1.150% thereafter)(8)	2,512,941
2,000,000	1.49%, 05/19/2024, (1.49% fixed rate until 05/19/2023; 1 mo. USD SOFR + 1.460% thereafter)(8)	2,034,971
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(8)	4,069,544
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(8)	5,284,640
3,750,000	3.88%, 08/01/2025	4,181,611
4,225,000	Banque Federative du Credit Mutuel S.A. 0.65%, 02/27/2024(1)	4,225,842
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Commercial Banks - 14.6% - (continued)
	Barclays plc
$ 4,425,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(2)(8)	$ 4,442,420
1,775,000	4.61%, 02/15/2023, (4.61% fixed rate until 02/15/2022; 3 mo. USD LIBOR + 1.400% thereafter)(8)	1,814,433
	BNP Paribas S.A.
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	2,887,655
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 1 mo. USD SOFR + 0.912% thereafter)(1)(8)	2,040,009
750,000	3.50%, 03/01/2023(1)	785,787
	BPCE S.A.
2,000,000	1.00%, 01/20/2026(1)	1,988,243
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(8)	4,904,245
3,000,000	2.38%, 01/14/2025(1)	3,130,457
1,500,000	4.00%, 09/12/2023(1)	1,605,328
	Canadian Imperial Bank of Commerce
1,250,000	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter) thereafter)(8)	1,277,489
4,500,000	3.10%, 04/02/2024	4,794,147
	CIT Group, Inc.
1,620,000	5.00%, 08/15/2022	1,689,012
3,980,000	5.00%, 08/01/2023	4,297,206
	Citigroup, Inc.
5,000,000	0.78%, 10/30/2024, (0.78% fixed rate until 10/30/2023; 3 mo. USD SOFR + 0.686% thereafter)(8)	5,020,464
1,695,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD LIBOR + 0.669% thereafter)(8)	1,704,124
3,550,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(8)	3,519,397
4,860,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD LIBOR + 0.770% thereafter)(8)	4,864,279
3,000,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 1 mo. USD SOFR + 0.867% thereafter)(8)	3,015,138
3,550,000	Comerica, Inc. 3.70%, 07/31/2023	3,769,898
4,000,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(2)(8)	3,985,359
	Credit Agricole S.A.
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(8)	3,496,355
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(8)	2,859,311
735,000	3.75%, 04/24/2023(1)	776,047

182

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Commercial Banks - 14.6% - (continued)
	Credit Suisse Group AG
$ 2,280,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(8)	$ 2,246,310
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(8)	3,565,511
2,001,000	3.57%, 01/09/2023(1)	2,028,478
	Danske Bank A/S
3,000,000	1.17%, 12/08/2023, (1.17% fixed rate until 12/08/2022; 12 mo. USD CMT + 1.030% thereafter)(1)(2)(8)	3,013,865
5,510,000	5.00%, 01/12/2022(1)	5,616,288
	Deutsche Bank AG
1,055,000	0.90%, 05/28/2024	1,053,845
2,000,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(8)	2,015,986
3,000,000	2.22%, 09/18/2024, (2.22% fixed rate until 09/18/2023; 1 mo. USD SOFR + 2.159% thereafter)(8)	3,078,788
2,425,000	Discover Bank 2.45%, 09/12/2024	2,540,171
3,000,000	DNB Bank ASA 1.54%, 05/25/2027 (1.54% fixed rate until 05/25/2026; thereafter)(1)(2)(8)	3,026,981
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,552,405
2,000,000	3.65%, 01/25/2024	2,144,256
	Goldman Sachs Group, Inc.
2,000,000	0.66%, 09/10/2024, (0.66% fixed rate until 09/10/2023; 3 mo. USD SOFR + 0.505% thereafter)(8)	1,999,807
1,250,000	0.86%, 02/12/2026, (0.86% fixed rate until 02/12/2025; 3 mo. USD SOFR + 0.609% thereafter)(8)	1,243,239
2,360,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(8)	2,343,996
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 3 mo. USD SOFR + 0.818% thereafter)(8)	2,010,724
1,500,000	3.20%, 02/23/2023	1,561,461
2,500,000	3.63%, 02/20/2024	2,675,819
	HSBC Holdings plc
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD LIBOR + 1.290% thereafter)(8)	7,497,632
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(8)	3,665,584
2,135,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(8)	2,173,032
	ING Groep N.V.
2,470,000	1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(8)	2,514,434
2,000,000	4.10%, 10/02/2023	2,153,208
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	2,002,939
2,000,000	3.25%, 09/23/2024(1)	2,129,090
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Commercial Banks - 14.6% - (continued)
$ 1,675,000	3.38%, 01/12/2023(1)	$ 1,740,165
	JP Morgan Chase & Co.
2,345,000	0.56%, 02/16/2025, (0.56% fixed rate until 02/16/2024; 3 mo. USD SOFR + 0.420% thereafter)(8)	2,336,291
4,450,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(8)	4,404,966
4,200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(8)	4,174,207
3,000,000	1.51%, 06/01/2024, (1.51% fixed rate until 06/01/2023; 1 mo. USD SOFR + 1.455% thereafter)(8)	3,058,496
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD LIBOR + 1.160% thereafter)(8)	4,800,165
3,750,000	3.90%, 07/15/2025	4,157,943
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(8)	2,335,246
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(1)(8)	2,076,008
3,000,000	3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(8)	3,102,326
2,000,000	Mizuho Financial Group, Inc. 2.72%, 07/16/2023, (2.72% fixed rate until 07/16/2022; 3 mo. USD LIBOR + 0.840% thereafter)(8)	2,045,880
	Morgan Stanley
2,000,000	0.75%, 01/20/2023, 3 mo. USD SOFR + 0.700%(2)	2,005,362
8,615,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(8)	8,620,073
3,425,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(8)	3,386,153
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 3 mo. USD SOFR + 0.858% thereafter)(8)	3,024,292
3,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(8)	3,044,355
2,675,000	4.00%, 07/23/2025	2,977,247
3,425,000	National Bank of Canada 0.55%, 11/15/2024, (0.55% fixed rate until 11/15/2023; 12 mo. USD CMT + 0.400% thereafter)(2)(8)	3,419,591
	Natwest Group plc
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 mo. USD LIBOR + 0.900% thereafter)(2)(8)	3,352,811
800,000	6.00%, 12/19/2023	894,583
3,385,000	NatWest Markets plc 0.80%, 08/12/2024(1)	3,381,470
	Regions Financial Corp.
1,500,000	2.25%, 05/18/2025	1,570,964
1,500,000	3.80%, 08/14/2023	1,598,708

183

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Commercial Banks - 14.6% - (continued)
$ 3,900,000	Royal Bank of Canada 2.25%, 11/01/2024(7)	$ 4,092,255
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	3,273,394
3,530,000	3.70%, 03/28/2022	3,594,565
	Standard Chartered plc
770,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 1 mo. USD LIBOR + 0.880% thereafter)(1)(2)(8)	774,099
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 1 mo. USD LIBOR + 1.000% thereafter)(1)(2)(8)	2,059,627
3,655,000	2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(8)	3,663,531
3,400,000	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(8)	3,459,778
2,000,000	Truist Financial Corp. 1.20%, 08/05/2025	2,031,853
740,000	UBS AG 1.25%, 06/01/2026(1)	743,410
	UBS Group AG
4,230,000	1.01%, 07/30/2024, (1.01% fixed rate until 07/30/2023; 12 mo. USD CMT + 0.830% thereafter)(1)(2)(8)	4,261,448
2,100,000	4.13%, 04/15/2026(1)	2,365,299
	UniCredit S.p.A.
5,230,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(2)(8)	5,241,203
3,250,000	3.75%, 04/12/2022(1)	3,318,973
3,035,000	6.57%, 01/14/2022(1)	3,112,575
	Wells Fargo & Co.
1,635,000	0.81%, 05/19/2025 (0.81% fixed rate until 05/19/2024; thereafter)(8)	1,637,932
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(8)	7,808,862
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 1.087% thereafter)(8)	4,862,087
		301,638,771
	Commercial Services - 1.5%
	Equifax, Inc.
3,365,000	2.60%, 12/01/2024	3,550,617
1,035,000	3.30%, 12/15/2022	1,067,583
2,555,000	3.95%, 06/15/2023	2,709,607
456,945	Fly Funding S.a.r.l. 1.92%, 08/11/2025, 1 mo. USD LIBOR + 1.750%(2)	447,806
	Global Payments, Inc.
9,000,000	1.20%, 03/01/2026	8,990,654
2,345,000	2.65%, 02/15/2025	2,472,261
1,500,000	4.00%, 06/01/2023	1,585,015
	Howard University
500,000	1.99%, 10/01/2025(7)	509,002
1,965,000	2.42%, 10/01/2024	2,023,675
655,000	2.52%, 10/01/2025	678,703
1,685,000	2.74%, 10/01/2022	1,722,757
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Commercial Services - 1.5% - (continued)
$ 2,750,000	IHS Markit Ltd. 4.13%, 08/01/2023	$ 2,923,250
2,775,000	Sodexo, Inc. 1.63%, 04/16/2026(1)	2,821,188
		31,502,118
	Construction Materials - 0.4%
6,100,000	Carrier Global Corp. 2.24%, 02/15/2025	6,382,960
2,380,000	Lennox International, Inc. 1.35%, 08/01/2025	2,406,088
		8,789,048
	Diversified Financial Services - 3.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,000,000	1.75%, 01/30/2026	993,765
5,650,000	3.15%, 02/15/2024	5,930,698
910,000	3.30%, 01/23/2023	941,903
1,880,000	4.50%, 09/15/2023	2,011,766
	Air Lease Corp.
2,500,000	2.25%, 01/15/2023	2,562,682
2,700,000	2.63%, 07/01/2022	2,749,880
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,283,920
1,400,000	4.40%, 09/25/2023	1,497,422
3,050,000	5.25%, 08/11/2025(1)	3,435,969
	Ally Financial, Inc.
2,690,000	3.88%, 05/21/2024	2,908,515
3,000,000	5.13%, 09/30/2024	3,373,176
2,650,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	2,773,911
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	4,404,319
2,000,000	4.25%, 04/15/2026(1)	2,185,986
2,950,000	5.13%, 10/01/2023(1)	3,188,414
2,490,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	2,511,738
1,755,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,889,848
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,869,809
4,125,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	4,332,946
300,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	312,971
1,245,000	Synchrony Financial 4.38%, 03/19/2024	1,355,552
	Western Union Co.
4,000,000	1.35%, 03/15/2026	4,000,891
4,925,000	2.85%, 01/10/2025	5,223,597
		62,739,678
	Electric - 1.9%
4,000,000	AES Corp. 1.38%, 01/15/2026(1)	3,992,209
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,632,252
1,700,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024	1,821,133
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,508,364
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(2)(4)	2,633,623
	Edison International
2,000,000	2.40%, 09/15/2022	2,031,542
2,750,000	2.95%, 03/15/2023	2,836,321
1,840,000	3.55%, 11/15/2024	1,961,987

184

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Electric - 1.9% - (continued)
$ 3,230,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	$ 3,249,160
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	3,955,151
890,000	Eversource Energy 3.80%, 12/01/2023	953,765
970,000	FirstEnergy Corp. 3.60%, 07/15/2022	982,154
	Israel Electric Corp. Ltd.
1,300,000	6.88%, 06/21/2023(1)	1,445,519
410,000	6.88%, 06/21/2023(9)	455,895
1,850,000	ITC Holdings Corp. 2.70%, 11/15/2022	1,900,439
	Public Service Enterprise Group, Inc.
3,500,000	0.80%, 08/15/2025	3,479,669
3,410,000	2.88%, 06/15/2024	3,619,551
		40,458,734
	Electronics - 1.3%
4,850,000	Flex Ltd. 3.75%, 02/01/2026	5,318,695
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	4,055,923
870,000	Keysight Technologies, Inc. 4.55%, 10/30/2024	965,521
	Roper Technologies, Inc.
5,325,000	1.00%, 09/15/2025	5,323,851
3,225,000	2.35%, 09/15/2024	3,372,449
1,500,000	3.65%, 09/15/2023	1,597,672
6,200,000	SYNNEX Corp. 1.25%, 08/09/2024(1)	6,201,364
		26,835,475
	Engineering & Construction - 0.0%
EUR 396,758	Fluidra S.A. 2.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%(2)	469,647
$ 549,766	Hamilton Holdco LLC 2.15%, 01/02/2027, 1 mo. USD LIBOR + 2.000%(2)	545,642
		1,015,289
	Environmental Control - 0.1%
1,140,000	Republic Services, Inc. 0.88%, 11/15/2025	1,131,963
	Food - 0.7%
	Conagra Brands, Inc.
1,200,000	3.25%, 09/15/2022	1,236,725
3,325,000	4.30%, 05/01/2024	3,643,522
4,500,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	4,779,267
1,850,000	Sysco Corp. 5.65%, 04/01/2025	2,145,007
2,000,000	Tyson Foods, Inc. 4.50%, 06/15/2022	2,050,759
945,624	UTZ Quality Foods LLC 3.09%, 01/20/2028, 1 mo. USD LIBOR + 3.000%(2)	940,008
		14,795,288
	Gas - 0.3%
975,000	East Ohio Gas Co. 1.30%, 06/15/2025(1)	985,953
6,180,000	NiSource, Inc. 0.95%, 08/15/2025	6,145,074
		7,131,027
	Healthcare - Products - 0.3%
2,260,000	Boston Scientific Corp. 3.45%, 03/01/2024	2,415,411
2,870,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	3,106,709
		5,522,120
	Healthcare - Services - 1.2%
	Anthem, Inc.
2,720,000	2.38%, 01/15/2025	2,857,394
1,500,000	2.95%, 12/01/2022	1,550,294
1,960,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	1,991,101
	CommonSpirit Health
2,985,000	1.55%, 10/01/2025	3,026,959
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Healthcare - Services - 1.2% - (continued)
$ 3,771,000	2.76%, 10/01/2024	$ 3,971,954
2,000,000	HCA, Inc. 4.75%, 05/01/2023	2,140,362
6,225,000	Humana, Inc. 1.35%, 02/03/2027	6,234,136
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,935,407
1,590,000	UnitedHealth Group, Inc. 1.25%, 01/15/2026	1,614,905
		25,322,512
	Home Builders - 0.3%
1,000,000	Installed Building Products, Inc. 2.34%, 04/15/2025, 1 mo. USD LIBOR + 2.250%(2)	992,000
	Lennar Corp.
850,000	4.50%, 04/30/2024	924,375
834,000	4.88%, 12/15/2023	905,933
1,750,000	5.38%, 10/01/2022	1,841,882
2,000,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022	2,025,000
		6,689,190
	Insurance - 1.3%
3,000,000	American International Group, Inc. 2.50%, 06/30/2025	3,166,037
1,250,000	Assurant, Inc. 4.20%, 09/27/2023	1,340,867
	Brighthouse Financial Global Funding
590,000	1.00%, 04/12/2024(1)	594,087
3,020,000	1.55%, 05/24/2026(1)	3,073,437
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)	1,984,536
2,020,000	1.40%, 07/07/2025(1)	2,050,179
510,000	Equitable Holdings, Inc. 3.90%, 04/20/2023	538,422
2,315,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	2,505,462
4,735,000	Pacific Life Global Funding 1.20%, 06/24/2025(1)	4,785,617
785,000	Principal Life Global Funding 1.25%, 06/23/2025(1)	793,243
3,000,000	Radian Group, Inc. 6.63%, 03/15/2025	3,360,000
705,000	Trinity Acquisition plc 3.50%, 09/15/2021	705,750
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,416,329
		27,313,966
	Internet - 0.6%
330,813	Buzz Merger Sub Ltd. 2.84%, 01/29/2027, 1 mo. USD LIBOR + 2.750%(2)	326,677
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,490,584
	Netflix, Inc.
5,050,000	3.63%, 06/15/2025(1)	5,422,185
5,000,000	5.50%, 02/15/2022	5,131,250
		12,370,696
	Investment Company Security - 0.2%
3,700,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	3,742,390
	Iron/Steel - 0.4%
	Steel Dynamics, Inc.
395,000	2.40%, 06/15/2025	414,170
7,000,000	2.80%, 12/15/2024	7,390,429
		7,804,599
	IT Services - 1.4%
	Hewlett Packard Enterprise Co.
4,550,000	2.25%, 04/01/2023	4,672,991
1,250,000	3.50%, 10/05/2021	1,253,625

185

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	IT Services - 1.4% - (continued)
$ 4,000,000	HP, Inc. 2.20%, 06/17/2025	$ 4,160,390
5,775,000	International Business Machines Corp. 3.00%, 05/15/2024	6,157,450
3,850,000	Leidos, Inc. 2.95%, 05/15/2023	3,999,177
1,590,667	Science Applications International Corp. 1.97%, 03/12/2027, 1 mo. USD LIBOR + 2.250%(2)	1,577,417
	Seagate HDD Cayman
3,150,000	4.75%, 06/01/2023	3,350,812
700,000	4.88%, 03/01/2024	759,262
4,150,000	SYNNEX Corp. 1.75%, 08/09/2026	4,145,620
		30,076,744
	Lodging - 0.9%
4,325,000	Genting New York LLC 3.30%, 02/15/2026(1)	4,348,528
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	5,314,520
	Marriott International, Inc.
1,565,000	2.13%, 10/03/2022(7)	1,591,123
1,500,000	2.30%, 01/15/2022	1,509,446
2,500,000	3.60%, 04/15/2024	2,666,840
2,300,000	MGM Resorts International 6.00%, 03/15/2023	2,429,375
		17,859,832
	Machinery-Diversified - 0.2%
995,000	CNH Industrial Capital LLC 4.38%, 04/05/2022	1,020,362
970,102	Gardner Denver, Inc. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%(2)	951,758
1,850,000	Otis Worldwide Corp. 2.06%, 04/05/2025	1,924,243
		3,896,363
	Media - 0.5%
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	2,580,429
3,185,000	Comcast Corp. 3.70%, 04/15/2024	3,450,979
1,776,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	1,894,767
735,000	Fox Corp. 4.03%, 01/25/2024	794,736
EUR 1,400,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%(2)	1,636,187
		10,357,098
	Mining - 0.0%
$ 320,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	328,664
	Miscellaneous Manufacturing - 0.2%
1,480,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	1,560,781
2,780,000	Siemens Financieringsmaatschappij N.V. 1.20%, 03/11/2026(1)	2,801,474
		4,362,255
	Office/Business Equipment - 0.2%
2,090,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	2,165,958
1,495,000	Xerox Corp. 4.07%, 03/17/2022	1,517,425
		3,683,383
	Oil & Gas - 2.6%
	Aker BP ASA
2,000,000	2.88%, 01/15/2026(1)	2,123,019
5,845,000	3.00%, 01/15/2025(1)	6,181,469
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Oil & Gas - 2.6% - (continued)
	Canadian Natural Resources Ltd.
$ 1,250,000	2.05%, 07/15/2025	$ 1,288,100
875,000	2.95%, 01/15/2023	904,751
3,000,000	Chevron USA, Inc. 3.90%, 11/15/2024	3,302,906
2,795,000	Cimarex Energy Co. 4.38%, 06/01/2024	3,036,798
5,000,000	Diamondback Energy, Inc. 0.90%, 03/24/2023	4,998,817
3,400,000	Eni S.p.A. 4.00%, 09/12/2023(1)	3,629,346
2,233,000	Hess Corp. 3.50%, 07/15/2024	2,370,741
3,355,000	Lundin Energy Finance B.V. 2.00%, 07/15/2026(1)	3,392,581
3,000,000	Marathon Petroleum Corp. 4.50%, 05/01/2023	3,191,359
4,530,000	Phillips 66 0.90%, 02/15/2024	4,533,970
5,920,000	Pioneer Natural Resources Co. 0.75%, 01/15/2024	5,921,438
1,310,000	Saudi Arabian Oil Co. 1.25%, 11/24/2023(1)	1,322,906
	Valero Energy Corp.
3,500,000	2.70%, 04/15/2023	3,625,032
4,360,000	2.85%, 04/15/2025	4,622,127
		54,445,360
	Packaging & Containers - 0.7%
	Berry Global, Inc.
2,950,000	0.95%, 02/15/2024(1)	2,953,688
5,200,000	1.57%, 01/15/2026(1)	5,230,160
2,000,000	1.65%, 01/15/2027(1)	1,998,890
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,427,750
		14,610,488
	Pharmaceuticals - 1.6%
5,000,000	AbbVie, Inc. 2.60%, 11/21/2024	5,289,743
5,275,000	Astrazeneca Finance LLC 1.20%, 05/28/2026	5,319,428
5,000,000	AstraZeneca plc 0.70%, 04/08/2026	4,938,901
1,400,000	Bayer U.S. Finance LLC 3.88%, 12/15/2023(1)	1,497,694
1,129,000	Cigna Corp. 3.75%, 07/15/2023	1,199,007
1,060,000	CVS Health Corp. 2.63%, 08/15/2024	1,118,343
	Elanco Animal Health, Inc.
4,075,000	4.91%, 08/27/2021	4,082,335
2,560,000	5.27%, 08/28/2023	2,739,200
6,400,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	6,326,400
755,000	Upjohn, Inc. 1.65%, 06/22/2025(1)	768,143
		33,279,194
	Pipelines - 2.1%
	Energy Transfer L.P.
1,870,000	2.90%, 05/15/2025	1,972,179
1,130,000	4.20%, 09/15/2023	1,205,825
2,150,000	4.50%, 04/15/2024	2,339,435
935,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	974,738
7,500,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	7,655,247
	MPLX L.P.
2,160,000	1.75%, 03/01/2026	2,194,157
240,000	3.50%, 12/01/2022	248,931
1,575,000	ONEOK, Inc. 5.85%, 01/15/2026	1,865,202
5,200,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	5,419,030
	Western Midstream Operating L.P.
5,250,000	4.00%, 07/01/2022	5,302,500

186

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Pipelines - 2.1% - (continued)
$ 5,725,000	4.35%, 02/01/2025	$ 5,996,937
	Williams Cos., Inc.
3,000,000	3.60%, 03/15/2022	3,043,055
4,500,000	4.30%, 03/04/2024	4,875,091
		43,092,327
	Real Estate Investment Trusts - 2.8%
	American Tower Corp.
905,000	1.30%, 09/15/2025	912,458
3,250,000	1.60%, 04/15/2026	3,299,386
1,750,000	3.00%, 06/15/2023	1,831,451
2,350,000	3.38%, 05/15/2024	2,513,964
3,890,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	4,210,062
	Crown Castle International Corp.
4,150,000	1.05%, 07/15/2026	4,093,427
1,500,000	3.15%, 07/15/2023	1,573,703
	Equinix, Inc.
5,500,000	1.00%, 09/15/2025	5,493,610
2,000,000	1.25%, 07/15/2025	2,013,082
3,825,000	1.45%, 05/15/2026	3,844,580
5,715,000	Federal Realty Investment Trust 1.25%, 02/15/2026	5,736,771
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	1,022,074
1,390,000	1.88%, 07/15/2050(1)	1,416,917
1,745,000	2.84%, 01/15/2050(1)	1,820,061
4,020,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	4,416,199
3,325,000	Simon Property Group L.P. 3.50%, 09/01/2025	3,649,599
3,700,000	Ventas Realty L.P. 2.65%, 01/15/2025	3,901,559
1,575,000	Vornado Realty L.P. 2.15%, 06/01/2026	1,612,468
2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	2,029,658
2,000,000	Welltower, Inc. 3.63%, 03/15/2024	2,145,269
		57,536,298
	Retail - 0.5%
6,200,000	7-eleven, Inc. 0.80%, 02/10/2024(1)	6,201,047
1,790,000	Dollar Tree, Inc. 3.70%, 05/15/2023	1,887,284
2,865,000	Nordstrom, Inc. 2.30%, 04/08/2024	2,875,520
		10,963,851
	Savings & Loans - 0.1%
1,400,000	Nationwide Building Society 3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(1)(8)	1,432,457
	Semiconductors - 1.4%
3,232,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	3,583,100
	Broadcom, Inc.
1,563,000	3.46%, 09/15/2026	1,706,652
1,500,000	3.63%, 10/15/2024	1,626,377
5,275,000	Marvell Technology, Inc. 1.65%, 04/15/2026(1)	5,313,254
	Microchip Technology, Inc.
5,915,000	0.97%, 02/15/2024(1)	5,925,724
4,775,000	0.98%, 09/01/2024(1)	4,768,076
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Semiconductors - 1.4% - (continued)
$ 2,400,000	2.67%, 09/01/2023	$ 2,493,030
860,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	945,366
	Skyworks Solutions, Inc.
795,000	0.90%, 06/01/2023	798,081
1,110,000	1.80%, 06/01/2026	1,130,027
		28,289,687
	Software - 0.8%
	Fidelity National Information Services, Inc.
2,720,000	0.60%, 03/01/2024	2,717,905
3,000,000	1.15%, 03/01/2026	3,003,638
1,380,000	Fiserv, Inc. 3.80%, 10/01/2023	1,474,220
3,425,000	Oracle Corp. 1.65%, 03/25/2026	3,488,184
125,000	Press Ganey Holdings, Inc. 4.50%, 07/24/2026, 1 mo. USD LIBOR + 3.750%(2)	125,000
5,150,000	VMware, Inc. 1.00%, 08/15/2024	5,166,326
		15,975,273
	Telecommunications - 2.0%
4,500,000	AT&T, Inc. 1.70%, 03/25/2026	4,569,526
650,000	Motorola Solutions, Inc. 4.00%, 09/01/2024	711,772
5,500,000	Nokia Oyj 3.38%, 06/12/2022	5,621,550
1,430,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	1,434,287
4,500,000	Sprint Communications, Inc. 6.00%, 11/15/2022	4,763,385
3,565,000	Sprint Corp. 7.25%, 09/15/2021	3,588,172
580,937	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	582,971
7,450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	8,078,411
2,000,000	Telefonica Emisiones S.A. 4.57%, 04/27/2023	2,134,414
2,000,000	T-Mobile USA, Inc. 3.50%, 04/15/2025	2,171,960
	Verizon Communications, Inc.
3,000,000	0.84%, 03/20/2026(2)	3,051,129
1,000,000	0.85%, 11/20/2025	994,443
3,000,000	1.45%, 03/20/2026	3,040,321
		40,742,341
	Toys/Games/Hobbies - 0.1%
1,750,000	Hasbro, Inc. 2.60%, 11/19/2022	1,796,388
	Transportation - 0.4%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,065,000	3.45%, 07/01/2024(1)	2,213,185
1,250,000	3.90%, 02/01/2024(1)	1,341,952
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,880,784
		8,435,921
	Trucking & Leasing - 1.2%
	DAE Funding LLC
6,400,000	1.55%, 08/01/2024(1)	6,393,600
1,450,000	2.63%, 03/20/2025(1)	1,476,439
5,275,000	5.25%, 11/15/2021(1)	5,323,266
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,714,042
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,991,033

187

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 53.2% - (continued)
	Trucking & Leasing - 1.2% - (continued)
$ 1,500,000	2.70%, 03/14/2023(1)	$ 1,548,861
1,425,000	2.70%, 11/01/2024(1)	1,499,889
2,000,000	4.13%, 08/01/2023(1)	2,124,672
		24,071,802
	Total Corporate Bonds (cost $1,075,518,226)	$ 1,102,269,689
FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
	Qatar - 0.1%
1,960,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	$ 2,075,573
	Total Foreign Government Obligations (cost $1,946,711)	$ 2,075,573
MUNICIPAL BONDS - 0.6%
	General - 0.3%
1,000,000	Chicago, IL, Transit Auth 2.06%, 12/01/2024	$ 1,039,237
4,620,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	4,698,190
		5,737,427
	General Obligation - 0.1%
2,805,000	Cook County, IL, GO 4.74%, 11/15/2022	2,836,625
	Higher Education - 0.1%
2,630,000	Chicago, IL, Board of Education, GO 5.28%, 12/01/2022	2,756,014
	Transportation - 0.1%
1,750,000	Alameda Corridor, CA, Transportation Auth, (NATL Insured) 0.00%, 10/01/2022(10)	1,725,557
	Total Municipal Bonds (cost $12,729,827)	$ 13,055,623
SENIOR FLOATING RATE INTERESTS - 18.4%(11)
	Advertising - 0.0%
990,103	Clear Channel Outdoor Holdings, Inc. 3.63%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$ 960,400
	Aerospace/Defense - 0.4%
3,094,450	Great Outdoors Group LLC 5.00%, 03/06/2028, 1 mo. USD LIBOR + 4.250%	3,095,997
353,225	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	354,843
3,714,203	TransDigm, Inc. 2.34%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	3,645,898
1,092,632	Tronox Finance LLC 2.63%, 03/13/2028, 1 mo. USD LIBOR + 2.500%	1,081,531
478,800	Watlow Electric Manufacturing Co. 4.50%, 03/02/2028, 1 mo. USD LIBOR + 4.000%	478,202
		8,656,471
	Airlines - 0.3%
1,175,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	1,206,431
495,000	Air Canada 0.00%, 07/28/2028, 1 mo. USD LIBOR + 3.500%(12)	495,827
940,675	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	906,839
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Airlines - 0.3% - (continued)
$ 455,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	$ 481,563
1,195,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,261,059
1,426,425	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	1,426,967
		5,778,686
	Apparel - 0.1%
1,555,000	Birkenstock GmbH & Co. KG 4.25%, 04/27/2028, 1 mo. USD LIBOR + 3.750%	1,550,459
	Asset-Backed - Finance & Insurance - 0.1%
EUR 1,290,000	Bellis Acquisition Co. plc 2.75%, 02/12/2026, 6 mo. Euribor + 2.750%	1,523,130
$ 218,468	BY Crown Parent LLC 4.00%, 02/02/2026, 1 mo. USD LIBOR + 3.000%	217,103
793,013	PAI Holdco, Inc. 4.50%, 10/28/2027, 1 mo. USD LIBOR + 3.750%	791,276
		2,531,509
	Auto Parts & Equipment - 0.3%
1,315,000	Adient U.S. LLC 3.59%, 04/08/2028, 1 mo. USD LIBOR + 3.500%	1,313,356
577,799	Altra Industrial Motion Corp. 2.09%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	573,465
	Clarios Global L.P.
EUR 2,013,890	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	2,365,684
$ 1,397,077	3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	1,384,629
565,177	First Brands Group LLC 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	570,653
413,962	Truck Hero, Inc. 4.50%, 01/31/2028, 1 mo. USD LIBOR + 3.750%	412,307
		6,620,094
	Beverages - 0.1%
612,500	Sunshine Investments B.V. 3.16%, 03/28/2025, 3 mo. USD LIBOR + 3.250%	603,313
2,254,549	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	2,254,549
		2,857,862
	Biotechnology - 0.1%
EUR 1,090,000	Cerba Healthcare S.A.S. 0.00%, 05/12/2028, 1 mo. USD LIBOR + 3.750%(12)	1,289,948
	Chemicals - 0.5%
$ 926,306	Axalta Coating Systems U.S. Holdings, Inc. 1.90%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	915,246
EUR 1,227,702	CeramTec AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	1,436,991
$ 836,845	CMC Materials, Inc. 2.13%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	832,661
	Element Solutions, Inc.
500,000	0.00%, 01/31/2026, 1 mo. USD LIBOR + 3.500%(12)	497,230
667,965	2.09%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	664,264
646,765	H.B. Fuller Co. 2.08%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	646,138
735,000	Hexion, Inc. 3.65%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	733,163

188

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Chemicals - 0.5% - (continued)
$ 490,000	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 1 mo. USD LIBOR + 2.750%	$ 488,040
EUR 115,278	Messer Industries GmbH 2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	135,252
$ 251,167	Minerals Technologies, Inc. 3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	251,167
	Starfruit Finco B.V
279,420	2.84%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	275,628
EUR 141,620	3.00%, 10/01/2025, 3 mo. EURIBOR + 3.000%	166,036
$ 2,525,000	Univar Solutions USA Inc. 2.09%, 06/03/2028, 1 mo. USD LIBOR + 2.000%	2,505,532
329,975	Univar, Inc. 2.09%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	327,965
807,175	WR Grace & Co. 1.90%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	800,315
		10,675,628
	Commercial Services - 2.1%
	AlixPartners LLP
EUR 199,500	3.25%, 02/04/2028, 3 mo. EURIBOR + 3.250%	234,475
$ 1,925,175	3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	1,912,065
935,133	Allied Universal Holdco LLC 4.25%, 05/12/2028, 1 mo. USD LIBOR + 3.750%	933,702
	Amentum Government Services Holdings LLC
633,600	3.59%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	628,652
1,576,050	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	1,575,561
1,245,000	APX Group, Inc. 0.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(12)	1,235,040
1,401,488	Aramark Services, Inc. 2.59%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	1,391,859
384,150	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	380,470
EUR 2,495,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%	2,935,660
$ 1,980,774	Blackhawk Network Holdings, Inc. 3.09%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	1,951,419
EUR 1,675,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	1,972,066
240,000	Boluda Corp. Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	283,601
$ 816,344	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	804,099
	Deerfield Dakota Holding LLC
EUR 1,980,000	4.00%, 04/09/2027, 3 mo. Euribor + 4.000%	2,344,664
$ 2,767,050	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	2,765,334
4,966,132	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	4,921,884
510,900	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	501,959
EUR 925,000	LGC Group Holdings Ltd. 3.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	1,078,824
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Commercial Services - 2.1% - (continued)
	Quikrete Holdings, Inc.
$ 1,750,000	0.00%, 05/12/2028, 1 mo. USD LIBOR + 3.000%(12)	$ 1,730,680
1,957,879	2.59%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	1,932,583
EUR 465,797	Techem Verwaltungsgesellschaft 675 mbH 2.38%, 07/15/2025, 3 mo. EURIBOR + 2.625%	544,539
$ 1,299,925	Trans Union LLC 1.84%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	1,283,130
477,725	U.S. Ecology Holdings, Inc. 2.59%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	476,430
3,515,587	United Rentals, Inc. 1.84%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	3,524,939
	Verisure Holding AB
EUR 1,510,000	3.50%, 07/20/2026, 6 mo. EURIBOR + 4.000%	1,779,361
3,280,000	3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	3,866,969
$ 607,406	Verscend Holding Corp. 4.09%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	605,736
		43,595,701
	Construction Materials - 0.3%
2,275,000	ACProducts, Inc. 4.75%, 05/05/2028, 1 mo. USD LIBOR + 4.250%	2,258,301
1,872,984	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	1,866,541
1,750,000	Jeld-Wen Inc. 0.00%, 07/14/2028(12)	1,746,728
		5,871,570
	Distribution/Wholesale - 0.1%
2,554,500	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,522,569
	Diversified Financial Services - 0.2%
143,909	Crown Finance U.S., Inc. 3.50%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	151,824
479,500	Delos Finance S.a.r.l. 1.90%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	478,301
1,800,000	Fleetcor Technologies Operating Co. LLC 1.84%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	1,784,574
2,004,380	Russell Investments U.S. Inst'l Holdco, Inc. 4.00%, 05/30/2025, 1 mo. USD LIBOR + 3.000%	1,994,358
		4,409,057
	Electric - 0.1%
1,217,699	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	1,214,399
	Electrical Components & Equipment - 0.2%
590,000	Anticimex International AB 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(12)	587,788

189

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Electrical Components & Equipment - 0.2% - (continued)
$ 1,866,920	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	$ 1,838,916
756,200	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	750,528
		3,177,232
	Energy-Alternate Sources - 0.1%
1,497,598	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	1,477,006
449,946	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	446,122
		1,923,128
	Engineering & Construction - 0.2%
1,630,912	ADMI Corp. 3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%	1,602,780
1,920,000	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,881,811
899,407	Brown Group Holding LLC 3.25%, 06/07/2028, 1 mo. USD LIBOR + 2.750%	892,283
		4,376,874
	Entertainment - 0.2%
	Banijay Entertainment S.A.S
EUR 370,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	437,960
$ 679,863	3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	676,891
	Crown Finance U.S., Inc.
1,614,916	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,301,655
271,204	7.00%, 05/23/2024, 6 mo. EURIBOR + 7.000%	335,905
992,308	Scientific Games International, Inc. 2.84%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	976,461
		3,728,872
	Environmental Control - 0.1%
1,694,497	Clean Harbors, Inc. 1.84%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	1,692,650
	Food - 0.4%
1,719,687	B&G Foods, Inc. 2.59%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	1,716,472
	Froneri International Ltd.
945,450	2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	927,723
EUR 1,015,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	1,177,831
$ 799,685	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	794,575
	U.S. Foods, Inc.
1,773,835	1.84%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	1,750,278
1,159,350	2.09%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	1,137,763
		7,504,642
	Food Service - 0.1%
346,125	8th Avenue Food & Provisions, Inc. 3.59%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	344,048
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Food Service - 0.1% - (continued)
	Aramark Services, Inc.
$ 554,934	1.84%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	$ 545,395
1,007,250	1.84%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	988,052
227,950	CHG PPC Parent LLC 2.84%, 03/31/2025, 3 mo. USD LIBOR + 2.750%	223,961
		2,101,456
	Gas - 0.0%
523,691	Messer Industries GmbH 2.65%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	518,344
	Hand/Machine Tools - 0.1%
1,463,938	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	1,463,938
	Healthcare - Products - 0.4%
EUR 715,000	Avantor Funding, Inc. 2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	844,589
	Avantor, Inc.
$ 1,849,124	2.50%, 11/21/2024, 1 mo. USD LIBOR + 2.000%	1,842,189
2,721,325	2.75%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	2,710,549
735,000	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	734,544
564,998	Surf Holdings LLC 3.63%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	558,563
1,660,000	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	1,654,821
		8,345,255
	Healthcare - Services - 1.0%
590,000	ADMI Corp. 0.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%(12)	586,903
	Agiliti Health, Inc.
381,964	2.88%, 01/04/2026, 3 mo. USD LIBOR + 2.750%	377,667
676,657	3.50%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	673,274
695,831	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	696,179
321,684	CPI Holdco LLC 3.84%, 11/04/2026, 1 mo. USD LIBOR + 3.750%	320,799
EUR 950,000	Elsan SAS 0.00%, 06/16/2028, 3 mo. EURIBOR + 3.500%(12)	1,121,911
$ 530,550	Emerald TopCo, Inc. 3.63%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	524,417
1,094,679	Ensemble RCM LLC 3.88%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	1,092,971
806,800	Envision Healthcare Corp. 3.84%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	688,644
314,207	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	314,549
1,527,927	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	1,509,347
658,201	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	655,324
1,415,000	Heartland Dental, LLC 4.09%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	1,409,099

190

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Healthcare - Services - 1.0% - (continued)
$ 880,000	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%	877,800
EUR 577,150	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	$ 679,509
$ 704,238	MED ParentCo L.P. 4.34%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	703,006
1,480,834	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 1 mo. USD LIBOR + 2.750%	1,469,565
1,361,971	Pathway Vet Alliance LLC 3.84%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,353,840
1,990,012	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	1,983,625
2,061,977	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	2,059,771
1,501,500	Universal Health Services, Inc. 1.84%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	1,497,746
		20,595,946
	Home Builders - 0.1%
1,135,000	Tecta America Corp. 5.00%, 04/01/2028, 1 mo. USD LIBOR + 4.250%	1,133,581
	Home Furnishings - 0.0%
970,125	Weber-Stephen Products LLC 4.30%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	967,098
	Household Products - 0.2%
1,339,609	Diamond (BC) B.V. 3.09%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	1,327,405
1,050,000	Prestige Brands, Inc. 0.00%, 07/03/2028, 1 mo. USD LIBOR + 2.000%(12)	1,044,750
783,991	Reynolds Consumer Products LLC 1.84%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	775,077
		3,147,232
	Insurance - 0.8%
2,196,528	Acrisure LLC 3.61%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,155,343
488,971	Alliant Holdings Intermediate LLC 4.25%, 11/05/2027, 1 mo. USD LIBOR + 3.750%	488,238
	Asurion LLC
1,240,000	0.00%, 01/20/2029, 1 mo. USD LIBOR + 5.250%(12)	1,232,634
1,079,540	3.22%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,067,621
2,819,816	3.34%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	2,765,619
872,812	3.34%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	856,814
1,055,000	5.34%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,048,976
	Hub International Ltd.
1,343,450	2.88%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	1,322,815
531,924	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	530,551
685,763	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%	685,763
401,581	NFP Corp. 4.17%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	394,196
986,144	Ryan Specialty Group LLC 3.75%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	980,908
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Insurance - 0.8% - (continued)
	Sedgwick Claims Management Services, Inc.
$ 1,743,822	3.34%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	$ 1,715,485
1,646,624	3.84%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	1,631,920
167,450	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	167,415
		17,044,298
	Investment Company Security - 0.0%
527,113	FinCo LLC 2.59%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	521,051
	IT Services - 0.3%
1,970,000	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	1,931,211
640,000	KKR Apple Bidco LLC 0.00%, 07/13/2028, 1 mo. USD LIBOR + 3.000%(12)	635,200
1,842,887	Science Applications International Corp. 1.97%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	1,825,896
1,646,659	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	1,643,233
		6,035,540
	Leisure Time - 0.8%
	Caesars Resort Collection LLC
2,917,569	2.84%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	2,882,499
744,375	4.59%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	744,375
1,433,293	Carnival Corp. 3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	1,421,655
2,733,990	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	2,708,919
1,531,562	Golden Entertainment, Inc. 3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	1,522,634
535,000	Great Canadian Gaming Corp. 0.00%, 11/01/2026, 1 mo. USD LIBOR + 4.000%(12)	534,668
2,240,000	Hayward Industries, Inc. 3.25%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	2,218,720
1,198,975	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	1,194,047
990,000	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%	986,535
891,674	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	883,497
645,966	SRAM LLC 0.27%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	641,929
830,655	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	824,816
		16,564,294
	Lodging - 0.3%
1,371,911	Boyd Gaming Corp. 2.33%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	1,367,768
467,414	CityCenter Holdings LLC 3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	465,881
975,651	Four Seasons Hotels Ltd. 2.09%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	968,061

191

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Lodging - 0.3% - (continued)
$ 974,847	Hilton Worldwide Finance LLC 1.84%, 06/22/2026, 3 mo. USD LIBOR + 1.750%	$ 962,252
1,491,057	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	1,465,172
		5,229,134
	Machinery-Construction & Mining - 0.1%
765,000	Artera Services LLC 0.00%, 03/06/2025, 1 mo. USD LIBOR + 3.500%(12)	760,456
EUR 850,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	1,007,233
$ 614,568	Pro Mach Group, Inc. 4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	613,419
		2,381,108
	Machinery-Diversified - 0.2%
2,000,000	Core & Main L.P. 0.00%, 07/27/2028, 1 mo. USD LIBOR + 3.500%(12)	1,977,500
873,400	Filtration Group Corp. 4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	873,400
341,550	Gardner Denver, Inc. 2.84%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	340,819
		3,191,719
	Media - 1.6%
	Adevinta ASA
EUR 800,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.250%(12)	946,428
$ 550,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.000%(12)	549,038
1,220,514	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	1,218,793
835,206	Altice Financing S.A. 2.90%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	817,458
2,845,000	Cable One, Inc. 2.09%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	2,805,170
1,602,936	Charter Communications Operating LLC 1.85%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,583,910
	CSC Holdings LLC
907,231	2.34%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	892,108
1,218,750	2.34%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	1,195,899
1,086,517	2.59%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,070,990
	E.W. Scripps Co.
694,087	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	688,784
820,600	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	817,777
1,193,748	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,181,966
9,201	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	9,196
819,059	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	818,182
1,049,276	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	1,047,471
274,905	NASCAR Holdings, Inc. 2.84%, 10/19/2026, 3 mo. USD LIBOR + 2.750%	272,384
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Media - 1.6% - (continued)
	Nexstar Broadcasting, Inc.
$ 229,144	2.34%, 01/17/2024, 3 mo. USD LIBOR + 2.250%	$ 227,354
1,915,296	2.60%, 09/18/2026, 1 mo. USD LIBOR + 2.500%	1,895,875
	Shutterfly, Inc.
410,769	0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(12)	410,642
99,231	0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(12)(13)	99,200
877,232	Sinclair Television Group, Inc. 2.60%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	863,249
1,364,294	Terrier Media Buyer, Inc. 3.59%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	1,349,710
EUR 1,250,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,470,771
$ 2,230,000	UPC Financing Partnership 3.09%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	2,205,715
	Vertical Midco GmbH
EUR 280,000	4.25%, 07/29/2027, 3 mo. EURIBOR + 4.250%	332,000
$ 1,316,741	4.40%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	1,313,239
550,000	Vertical US Newco Inc 0.00%, 07/29/2027(12)	548,537
	Virgin Media Bristol LLC
2,325,000	2.59%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,288,195
EUR 800,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	946,807
$ 585,000	3.34%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	581,911
EUR 1,310,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,535,603
$ 1,345,000	Ziggo Financing Partnership 2.59%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,321,651
		33,306,013
	Metal Fabricate/Hardware - 0.1%
1,163,936	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	1,154,915
1,400,240	Rexnord LLC 1.84%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	1,396,963
		2,551,878
	Mining - 0.0%
750,000	American Rock Salt Company LLC 4.75%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	750,315
	Miscellaneous Manufacturing - 0.2%
1,229,438	Ingersoll-Rand Services Co. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,206,189
504,700	Momentive Performance Materials USA LLC 3.35%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	500,703
577,250	Tamko Building Products LLC 3.12%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	567,869
1,689,695	USI, Inc. 3.15%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,670,416
		3,945,177
	Oil & Gas - 0.4%
730,778	Buckeye Partners L.P. 2.35%, 11/01/2026	723,601

192

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Oil & Gas - 0.4% - (continued)
$ 2,265,000	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	$ 2,258,114
763,412	NorthRiver Midstream Finance L.P. 3.39%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	755,878
4,500,000	Pilot Travel Centers LLC 0.00%, 07/29/2028, 1 mo. USD LIBOR + 3.500%(12)	4,477,500
642,431	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	641,808
		8,856,901
	Oil & Gas Services - 0.1%
641,883	Lower Cadence Holdings LLC 4.09%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	640,972
2,239,300	UGI Energy Services LLC 3.84%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,239,300
		2,880,272
	Packaging & Containers - 0.5%
	Berlin Packaging LLC
986,907	3.11%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	974,156
1,845,375	3.75%, 03/05/2028, 1 mo. USD LIBOR + 3.250%	1,827,383
189,261	Berry Global, Inc. 1.85%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	186,929
	Flex Acquisition Co., Inc.
985,954	3.39%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	970,938
1,818,981	4.00%, 02/23/2028, 1 mo. USD LIBOR + 3.500%	1,802,210
917,700	NIC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	911,964
1,287,898	Proampac PG Borrower LLC 4.32%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	1,285,477
822,861	Reynolds Group Holdings, Inc. 2.84%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	819,776
	TricorBraun Holdings, Inc.
359,908	3.32%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(13)	356,086
1,600,092	3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,583,099
		10,718,018
	Pharmaceuticals - 0.8%
	Bausch Health Cos., Inc.
905,265	2.84%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	895,706
731,272	3.09%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	725,788
5,117,989	Elanco Animal Health, Inc. 1.85%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	5,020,184
1,436,022	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	1,399,044
1,633,995	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	1,632,459
1,095,000	HCRX Investments Holdco L.P. 0.00%, 07/14/2028, 1 mo. USD LIBOR + 2.250%(12)	1,089,865
1,845,375	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	1,825,999
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Pharmaceuticals - 0.8% - (continued)
$ 524,008	IQVIA, Inc. 1.84%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	$ 521,781
1,745,000	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	1,746,640
1,875,000	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	1,869,150
608,475	Packaging Coordinators Midco, Inc. 4.25%, 11/30/2027, 1 mo. USD LIBOR + 3.500%	607,714
		17,334,330
	Real Estate - 0.1%
487,500	Belron Finance U.S. LLC 2.44%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	482,015
1,345,909	VICI Properties LLC 1.84%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	1,330,916
		1,812,931
	Retail - 1.2%
910,000	At Home Group, Inc. 0.00%, 06/24/2028, 1 mo. USD LIBOR + 4.250%(12)	909,245
1,768,003	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,732,643
2,004,007	Beacon Roofing Supply, Inc. 2.59%, 05/19/2028, 1 mo. USD LIBOR + 2.500%	1,985,730
788,025	Belron Finance U.S. LLC 3.25%, 04/13/2028, 1 mo. USD LIBOR + 2.750%	784,085
EUR 640,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	753,035
$ 943,222	Coty, Inc. 2.35%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	904,823
873,552	EG Group Ltd. 0.00%, 03/31/2026, 1 mo. USD LIBOR + 4.250%(12)	873,010
955,000	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 1 mo. USD LIBOR + 3.250%	943,062
1,539,897	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	1,531,474
1,149,999	Hertz Corp. 0.00%, 06/14/2028, 1 mo. USD LIBOR + 3.500%(12)	1,142,570
471,596	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	468,808
1,737,393	KFC Holding Co. 1.84%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	1,735,847
	LBM Acquisition LLC
1,096,837	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(12)	1,082,436
411,667	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(12)(13)	405,833
1,227,692	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	1,215,415
1,721,350	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	1,717,047
1,750,000	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	1,750,000
1,361,588	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,355,202
1,150,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	1,148,850

193

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Retail - 1.2% - (continued)
$ 2,230,000	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%	$ 2,212,807
993,781	Staples, Inc. 5.18%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	962,726
		25,614,648
	Semiconductors - 0.1%
552,812	Entegris, Inc. 2.09%, 11/06/2025, 3 mo. USD LIBOR + 2.000%	551,198
560,732	ON Semiconductor Corp. 2.09%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	554,687
		1,105,885
	Software - 1.9%
1,425,381	Aristocrat Technologies, Inc. 1.88%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	1,409,531
483,787	Athenahealth, Inc. 4.41%, 02/11/2026, 1 mo. USD LIBOR + 4.250%	483,183
472,625	Camelot U.S. Acquisition Co. 4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	472,332
489,038	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	488,578
1,584,717	CDW LLC 1.85%, 10/13/2026, 1 mo. USD LIBOR + 1.750%	1,582,023
1,018,603	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	1,016,586
2,452,308	DCert Buyer, Inc. 4.09%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,446,864
1,930,000	E2open LLC 3.75%, 02/04/2028, 1 mo. USD LIBOR + 3.250%	1,924,364
540,227	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	538,299
993,478	EVO Payments International LLC 3.35%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	988,927
1,009,469	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	992,570
	Go Daddy Operating Co. LLC
1,106,777	1.84%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,093,495
965,250	2.09%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	954,121
1,593,273	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,592,604
1,100,000	Ingram Micro, Inc. 0.00%, 06/30/2028, 1 mo. USD LIBOR + 3.500%(12)	1,100,000
143,728	MA Finance Co. LLC 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	141,453
208,420	Navicure, Inc. 4.09%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	207,509
1,835,400	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	1,832,537
1,576,050	Playtika Holding Corp. 2.84%, 03/13/2028, 1 mo. USD LIBOR + 2.750%	1,563,252
2,110,000	Polaris Newco LLC 4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	2,107,363
1,145,000	Proofpoint, Inc. 0.00%, 06/09/2028, 1 mo. USD LIBOR + 3.250%(12)	1,132,978
2,035,000	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	2,021,264
970,634	Seattle Spinco, Inc. 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	955,269
1,030,000	Signal Parent, Inc. 4.25%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	1,009,400
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Software - 1.9% - (continued)
$ 258,473	SS&C European Holdings S.a.r.l. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	$ 254,448
1,829,088	SS&C Technologies, Inc. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,799,933
	Ultimate Software Group, Inc.
633,712	3.84%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	633,041
1,543,606	4.00%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	1,541,831
196,471	Verint Systems, Inc. 2.10%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	194,997
435,062	Western Digital Corp. 1.84%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	434,735
2,688,262	WEX, Inc. 2.34%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	2,656,514
3,532,300	Zelis Healthcare Corp. 3.60%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	3,511,106
		39,081,107
	Telecommunications - 0.7%
1,652,637	Altice France S.A. 3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,630,425
1,014,550	CenturyLink, Inc. 2.34%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	997,374
1,706,513	Ciena Corp. 1.83%, 09/26/2025, 1 mo. USD LIBOR + 1.750%	1,701,393
375,211	Consolidated Communications, Inc. 4.25%, 10/02/2027, 1 mo. USD LIBOR + 3.500%	373,617
1,175,000	DirecTV Financing, LLC 0.00%, 07/22/2027(12)	1,172,215
488,775	Frontier Communications Corp. 4.50%, 01/05/2028, 1 mo. USD LIBOR + 3.750%	487,861
1,344,926	Level 3 Financing, Inc. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,315,513
EUR 1,237,234	Lorca Finco plc 4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	1,468,886
$ 703,762	Numericable Group S.A. 2.88%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	684,993
2,630,000	Telenet Financing USD LLC 2.09%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	2,580,319
	Zayo Group Holdings, Inc.
1,898,776	3.09%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,866,573
EUR 429,563	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	502,720
		14,781,889
	Transportation - 0.4%
$ 1,017,450	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	1,012,261
1,770,000	First Student Bidco, Inc. 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.000%(12)	1,756,442
3,110,625	Genesee & Wyoming, Inc. 2.15%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	3,080,296
668,325	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	664,462

194

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(11) - (continued)
	Transportation - 0.4% - (continued)
$ 823,715	Savage Enterprises LLC 3.10%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	$ 820,774
EUR 225,000	Zephyr German BidCo GmbH 3.75%, 03/10/2028, 3 mo. EURIBOR + 3.750%	266,391
		7,600,626
	Total Senior Floating Rate Interests (cost $381,762,895)	$ 380,517,735
U.S. GOVERNMENT AGENCIES - 4.7%
	Mortgage-Backed Agencies - 4.7%
	FHLMC - 1.9%
$ 1,607,333	1.00%, 05/25/2033	$ 1,630,050
6,273,262	1.00%, 01/15/2041	6,349,871
4,469,321	1.00%, 05/15/2041	4,537,885
2,080,810	1.00%, 06/15/2044	2,108,122
1,309,685	1.04%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(2)	1,310,109
2,801,788	1.25%, 07/15/2031	2,835,519
833,772	1.50%, 01/15/2027	846,984
2,482,119	2.00%, 09/15/2041	2,546,709
3,099,385	2.50%, 12/15/2042	3,253,127
2,888,316	3.00%, 04/01/2031	3,060,064
437,889	3.50%, 04/01/2027	469,550
3,957,273	3.50%, 03/01/2032	4,249,882
273,635	3.50%, 09/15/2043	284,286
855,028	3.75%, 05/15/2039(4)	873,211
5,183,340	4.79%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	5,359,032
		39,714,401
	FNMA - 1.9%
1,400,773	1.50%, 11/25/2042	1,433,778
458,540	1.75%, 05/25/2040	461,900
3,428,219	2.00%, 04/25/2034	3,528,025
445,745	2.00%, 07/25/2039	447,228
3,505,149	2.00%, 12/25/2042	3,583,811
5,465,235	2.50%, 03/25/2035	5,660,957
4,277,848	3.00%, 02/25/2043	4,436,363
171,822	3.00%, 04/25/2043	177,389
1,489,166	3.00%, 05/25/2047	1,537,214
4,086,407	3.25%, 11/25/2043	4,229,160
627,297	3.50%, 11/01/2026	670,454
1,968,581	3.50%, 12/01/2026	2,114,570
278,417	3.50%, 12/01/2028	298,944
3,792,332	3.50%, 10/25/2035	4,100,685
2,183,791	3.50%, 07/25/2045	2,272,180
1,061,475	3.50%, 05/25/2056	1,113,969
3,484,032	4.00%, 11/25/2041	3,719,408
		39,786,035
	GNMA - 0.6%
2,088,298	2.00%, 05/20/2046	2,164,385
5,372,950	2.50%, 10/20/2041	5,568,794
2,444,641	2.50%, 07/20/2042	2,565,621
1,126,970	3.00%, 08/20/2045	1,181,074
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 4.7% - (continued)
	Mortgage-Backed Agencies - 4.7% - (continued)
	GNMA - 0.6% - (continued)
$ 1,023,519	3.50%, 05/20/2048		$ 1,119,464
103,435	5.00%, 08/20/2039		114,377
			12,713,715
	UMBS - 0.3%
5,600,000	3.50%, 08/17/2036(14)		5,982,765
			5,982,765
	Total U.S. Government Agencies (cost $95,514,362)		$ 98,196,916
U.S. GOVERNMENT SECURITIES - 1.7%
	U.S. Treasury Securities - 1.7%
	U.S. Treasury Notes - 1.7%
10,000,000	0.13%, 05/15/2023		$ 9,993,750
5,000,000	0.13%, 02/15/2024		4,982,617
10,000,000	0.25%, 06/15/2024		9,977,344
9,950,000	1.38%, 02/15/2023		10,139,672
	Total U.S. Government Securities (cost $34,968,450)		$ 35,093,383
	Total Long-Term Investments (Cost $2,047,257,902)		$ 2,077,887,447
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
19,296,634	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $19,296,666; collateralized by U.S. Treasury Bond at 3.375%, maturing 05/15/2044, with a market value of $19,682,584		$ 19,296,634
	Securities Lending Collateral - 0.0%
56,957	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(15)		56,957
158,951	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(15)		158,951
19,075	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(15)		19,075
			234,983
	Total Short-Term Investments (cost $19,531,616)		$ 19,531,617
	Total Investments (cost $2,066,789,518)	101.2%	$ 2,097,419,064
	Other Assets and Liabilities	(1.2)%	(24,695,454)
	Total Net Assets	100.0%	$ 2,072,723,610
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

195

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $771,673,390, representing 37.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of this security was $2,671,563, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(6)	Investment valued using significant unobservable inputs.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of this security was $455,895, representing 0.0% of net assets.
(10)	Security is a zero-coupon bond.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2021, the aggregate value of the unfunded commitment was $861,119, which rounds to 0.0% of total net assets.
(14)	Represents or includes a TBA transaction.
(15)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,484	09/30/2021	$ 327,453,875	$ (16,083)
Short position contracts:
U.S. Treasury 5-Year Note Future	1,683	09/30/2021	$ 209,441,462	$ (1,104,553)
U.S. Treasury 10-Year Note Future	263	09/21/2021	35,361,172	(660,074)
Total				$ (1,764,627)
Total futures contracts				$ (1,780,710)

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
2,614,000	EUR	3,104,397	USD	BNP	08/04/2021	$ (3,302)
3,123,957	USD	2,614,000	EUR	BCLY	08/04/2021	22,862
44,801,213	USD	37,956,203	EUR	BNP	08/31/2021	(251,261)
3,106,439	USD	2,614,000	EUR	BNP	09/07/2021	3,269
Total foreign currency contracts						$ (228,432)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
196

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 446,678,528	$ —	$ 444,006,965	$ 2,671,563
Corporate Bonds	1,102,269,689	—	1,102,269,689	—
Foreign Government Obligations	2,075,573	—	2,075,573	—
Municipal Bonds	13,055,623	—	13,055,623	—
Senior Floating Rate Interests	380,517,735	—	380,517,735	—
U.S. Government Agencies	98,196,916	—	98,196,916	—
U.S. Government Securities	35,093,383	—	35,093,383	—
Short-Term Investments	19,531,617	234,983	19,296,634	—
Foreign Currency Contracts(2)	26,131	—	26,131	—
Total	$ 2,097,445,195	$ 234,983	$ 2,094,538,649	$ 2,671,563
Liabilities
Foreign Currency Contracts(2)	$ (254,563)	$ —	$ (254,563)	$ —
Futures Contracts(2)	(1,780,710)	(1,780,710)	—	—
Total	$ (2,035,273)	$ (1,780,710)	$ (254,563)	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2021 is not presented.
197

Hartford Small Cap Value Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Banks - 21.8%
73,597	Bank OZK	$ 2,996,134
117,166	Berkshire Hills Bancorp, Inc.	3,168,169
147,166	Cadence Bancorp	2,796,154
27,644	Federal Agricultural Mortgage Corp. Class C	2,695,290
84,902	First Hawaiian, Inc.	2,337,352
66,008	First Interstate BancSystem, Inc. Class A	2,767,055
203,831	FNB Corp.	2,335,903
87,712	Great Western Bancorp, Inc.	2,701,530
121,059	Home BancShares, Inc.	2,564,030
72,145	Pacific Premier Bancorp, Inc.	2,740,067
122,002	Radian Group, Inc.	2,754,805
72,259	Sandy Spring Bancorp, Inc.	3,005,252
107,954	Sterling Bancorp	2,343,681
152,673	Umpqua Holdings Corp.	2,880,939
		38,086,361
	Capital Goods - 6.6%
28,747	EnerSys	2,836,179
91,125	Kennametal, Inc.	3,303,281
89,437	nVent Electric plc	2,827,104
164,731	REV Group, Inc.	2,489,085
		11,455,649
	Commercial & Professional Services - 11.6%
147,751	BrightView Holdings, Inc.*	2,368,449
82,979	Deluxe Corp.	3,642,778
75,012	Herman Miller, Inc.	3,236,768
49,819	Kforce, Inc.	3,110,200
71,146	Loomis AB	2,386,024
32,000	Science Applications International Corp.	2,793,600
79,198	US Ecology, Inc.*	2,771,930
		20,309,749
	Consumer Durables & Apparel - 8.1%
29,775	Carter's, Inc.	2,910,209
49,442	Kontoor Brands, Inc.	2,738,098
90,238	Movado Group, Inc.	2,713,457
79,075	Steven Madden Ltd.	3,465,857
31,981	Sturm Ruger & Co., Inc.	2,378,107
		14,205,728
	Consumer Services - 3.4%
74,314	Adtalem Global Education, Inc.*	2,700,571
129,677	H&R Block, Inc.	3,183,570
		5,884,141
	Diversified Financials - 5.1%
157,519	Greenhill & Co., Inc.	2,523,455
180,759	Navient Corp.	3,692,906
71,551	PRA Group, Inc.*	2,775,463
		8,991,824
	Food, Beverage & Tobacco - 1.8%
195,307	Hostess Brands, Inc.*	3,142,490
	Health Care Equipment & Services - 4.8%
167,956	NextGen Healthcare, Inc.*	2,724,246
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Health Care Equipment & Services - 4.8% - (continued)
44,417	NuVasive, Inc.*	$ 2,840,467
81,149	Premier, Inc. Class A	2,892,151
		8,456,864
	Household & Personal Products - 5.4%
88,136	Edgewell Personal Care Co.	3,620,627
58,437	Energizer Holdings, Inc.	2,504,025
11,616	Medifast, Inc.	3,316,484
		9,441,136
	Insurance - 4.0%
260,089	Lancashire Holdings Ltd.	2,301,740
123,068	ProAssurance Corp.	2,495,819
227,543	Siriuspoint Ltd.*	2,229,921
		7,027,480
	Materials - 3.3%
40,447	Compass Minerals International, Inc.	2,773,046
77,369	Schweitzer-Mauduit International, Inc.	3,042,923
		5,815,969
	Media & Entertainment - 1.5%
151,381	TEGNA, Inc.	2,682,471
	Real Estate - 4.4%
182,334	CoreCivic, Inc. REIT*	1,874,394
123,454	Pebblebrook Hotel Trust REIT	2,776,480
158,877	Piedmont Office Realty Trust, Inc. Class A, REIT	3,021,841
		7,672,715
	Semiconductors & Semiconductor Equipment - 7.0%
43,559	Ichor Holdings Ltd.*	2,246,338
161,875	Rambus, Inc.*	3,829,962
47,292	Silicon Motion Technology Corp. ADR	3,546,427
94,198	Tower Semiconductor Ltd.*	2,623,414
		12,246,141
	Software & Services - 4.4%
48,433	CSG Systems International, Inc.	2,196,921
37,289	InterDigital, Inc.	2,456,972
146,780	Xperi Holding Corp.	3,048,621
		7,702,514
	Technology Hardware & Equipment - 1.3%
73,795	Plantronics, Inc.*	2,301,666
	Utilities - 3.4%
58,559	Portland General Electric Co.	2,863,535
123,021	South Jersey Industries, Inc.	3,096,439
		5,959,974
	Total Common Stocks (cost $141,017,884)	$ 171,382,872

198

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.9%
	Other Investment Pools & Funds - 0.9%
10,309	iShares Russell 2000 Value ETF		$ 1,649,028
	Total Exchange-Traded Funds (cost $1,591,894)		$ 1,649,028
	Total Long-Term Investments (Cost $142,609,778)		$ 173,031,900
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
$ 1,489,240	Fixed Income Clearing Corp. Repurchase Agreement dated 7/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $1,489,242; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $1,519,070		$ 1,489,240
	Total Short-Term Investments (cost $1,489,240)		$ 1,489,240
	Total Investments (cost $144,099,018)	99.7%	$ 174,521,140
	Other Assets and Liabilities	0.3%	538,382
	Total Net Assets	100.0%	$ 175,059,522
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 38,086,361	$ 38,086,361	$ —	$ —
Capital Goods	11,455,649	11,455,649	—	—
Commercial & Professional Services	20,309,749	20,309,749	—	—
Consumer Durables & Apparel	14,205,728	14,205,728	—	—
Consumer Services	5,884,141	5,884,141	—	—
Diversified Financials	8,991,824	8,991,824	—	—
Food, Beverage & Tobacco	3,142,490	3,142,490	—	—
Health Care Equipment & Services	8,456,864	8,456,864	—	—
Household & Personal Products	9,441,136	9,441,136	—	—
Insurance	7,027,480	4,725,740	2,301,740	—
Materials	5,815,969	5,815,969	—	—
Media & Entertainment	2,682,471	2,682,471	—	—
Real Estate	7,672,715	7,672,715	—	—
Semiconductors & Semiconductor Equipment	12,246,141	12,246,141	—	—
Software & Services	7,702,514	7,702,514	—	—
Technology Hardware & Equipment	2,301,666	2,301,666	—	—
Utilities	5,959,974	5,959,974	—	—
Exchange-Traded Funds	1,649,028	1,649,028	—	—
Short-Term Investments	1,489,240	—	1,489,240	—
Total	$ 174,521,140	$ 170,730,160	$ 3,790,980	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
199

The Hartford Small Company Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6%
	Banks - 3.4%
209,200	Ameris Bancorp	$ 10,169,212
249,000	Hyzon PIPE(1)(2)	1,597,833
726,000	Markforged, Inc. PIPE(1)(2)	7,361,640
293,985	Sterling Bancorp	6,382,415
83,304	Western Alliance Bancorp	7,732,277
		33,243,377
	Capital Goods - 9.8%
228,093	Altra Industrial Motion Corp.	14,296,869
145,585	Applied Industrial Technologies, Inc.	13,058,974
236,683	Builders FirstSource, Inc.*	10,532,393
207,930	Colfax Corp.*	9,539,828
79,285	Curtiss-Wright Corp.	9,379,416
447,954	Fluor Corp.*	7,462,914
108,795	Gibraltar Industries, Inc.*	8,124,811
109,800	Hydrofarm Holdings Group, Inc.*	5,417,532
38,850	Kornit Digital Ltd.*	5,134,416
70,834	Middleby Corp.*	13,564,003
		96,511,156
	Consumer Durables & Apparel - 5.0%
41,008	Cavco Industries, Inc.*	9,636,880
44,339	Crocs, Inc.*	6,021,679
56,723	Polaris, Inc.	7,434,684
251,325	Skyline Champion Corp.*	14,174,730
126,597	YETI Holdings, Inc.*	12,195,089
		49,463,062
	Consumer Services - 6.9%
274,189	2U, Inc.*	11,899,803
122,714	Boyd Gaming Corp.*	6,994,698
218,117	Chegg, Inc.*	19,331,710
2,300	Duolingo, Inc.*	322,575
21,033	F45 Training Holdings, Inc.*(3)	310,026
143,400	Mister Car Wash, Inc.*	2,988,456
203,280	Planet Fitness, Inc. Class A*	15,292,754
62,252	Wingstop, Inc.	10,664,390
		67,804,412
	Diversified Financials - 0.7%
117,424	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,669,683
	Energy - 1.1%
195,678	Chesapeake Energy Corp.	10,576,396
	Food, Beverage & Tobacco - 0.5%
6,323	Boston Beer Co., Inc. Class A*	4,489,330
	Health Care Equipment & Services - 10.8%
223,953	Accolade, Inc.*	10,483,240
399,097	Cross Country Healthcare, Inc.*	6,553,173
111,590	Globus Medical, Inc. Class A*	9,280,940
174,294	Health Catalyst, Inc.*	10,119,510
60,323	HealthEquity, Inc.*	4,462,696
85,196	Hill-Rom Holdings, Inc.	11,796,238
148,793	Integra LifeSciences Holdings Corp.*	10,771,125
65,508	LHC Group, Inc.*	14,096,011
1,141,625	Multiplan Corp.*(3)	9,190,081
163,113	Oak Street Health, Inc.*	10,282,644
60,641	Omnicell, Inc.*	8,883,906
		105,919,564
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Materials - 0.7%
126,311	Cabot Corp.	$ 6,954,684
	Media & Entertainment - 2.5%
117,695	Cardlytics, Inc.*	14,824,862
239,668	Criteo S.A. ADR*	9,296,722
		24,121,584
	Pharmaceuticals, Biotechnology & Life Sciences - 14.4%
225,754	Aclaris Therapeutics, Inc.*	3,370,507
53,951	Allakos, Inc.*	4,292,341
97,703	ALX Oncology Holdings, Inc.*	5,721,488
463,241	Amicus Therapeutics, Inc.*	4,303,509
102,626	Apellis Pharmaceuticals, Inc.*	6,567,038
82,601	Arena Pharmaceuticals, Inc.*	5,109,698
39,256	Ascendis Pharma A/S ADR*	4,639,667
81,923	BioAtla, Inc.*	3,358,024
70,091	Blueprint Medicines Corp.*	6,158,896
56,012	Fate Therapeutics, Inc.*	4,637,793
31,104	Freeline Therapeutics Holdings plc ADR*	148,055
494,197	ImmunoGen, Inc.*	2,772,445
31,668	Intellia Therapeutics, Inc.*	4,492,106
156,741	KalVista Pharmaceuticals, Inc.*	3,156,764
28,309	Karuna Therapeutics, Inc.*	3,233,454
56,644	Kodiak Sciences, Inc.*	4,749,033
85,529	Kymera Therapeutics, Inc.*	5,147,135
33,591	Madrigal Pharmaceuticals, Inc.*	2,933,166
66,177	Medpace Holdings, Inc.*	11,643,181
270,051	Mersana Therapeutics, Inc.*	2,970,561
183,353	Myovant Sciences Ltd.*	3,762,403
55,983	NanoString Technologies, Inc.*	3,467,587
190,449	NeoGenomics, Inc.*	8,779,699
111,492	RAPT Therapeutics, Inc.*	3,419,460
21,738	Reata Pharmaceuticals, Inc. Class A*	2,723,989
105,157	Revolution Medicines, Inc.*	3,011,696
90,974	Rocket Pharmaceuticals, Inc.*	3,258,689
105,636	Scholar Rock Holding Corp.*	3,301,125
247,352	TCR2 Therapeutics, Inc.*	3,077,059
183,638	TG Therapeutics, Inc.*	6,425,494
82,061	Turning Point Therapeutics, Inc.*	5,237,133
171,543	Y-mAbs Therapeutics, Inc.*	5,678,073
		141,547,268
	Real Estate - 2.8%
340,259	Essential Properties Realty Trust, Inc. REIT	10,139,718
118,262	Ryman Hospitality Properties, Inc. REIT*	9,070,695
460,920	Xenia Hotels & Resorts, Inc. REIT*	8,149,066
		27,359,479
	Retailing - 8.8%
3,136,600	Allstar Co.(1)(2)(4)	3,193,059
85,743	Five Below, Inc.*	16,670,154
107,507	Floor & Decor Holdings, Inc. Class A*	13,116,929
100,384	Honest Co., Inc.(1)(5)	1,405,778
199,124	Ollie's Bargain Outlet Holdings, Inc.*	18,538,444
427,738	Porch Group, Inc.*	7,925,985
354,897	RealReal, Inc.*	5,859,350
136,649	Revolve Group, Inc.*	9,512,137
82,600	Shutterstock, Inc.	8,961,274
26,908	Tory Burch LLC(1)(2)(6)	1,348,601
		86,531,711
	Semiconductors & Semiconductor Equipment - 4.4%
6,825	ACM Research, Inc. Class A*	633,770

200

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Semiconductors & Semiconductor Equipment - 4.4% - (continued)
271,580	Maxeon Solar Technologies Ltd.*(3)	$ 4,318,122
55,593	MKS Instruments, Inc.	8,696,969
98,811	SunPower Corp.*(3)	2,447,548
75,960	Synaptics, Inc.*	11,539,843
572,573	Tower Semiconductor Ltd.*	15,946,158
		43,582,410
	Software & Services - 18.0%
235,514	Digital Turbine, Inc.*	14,825,606
95,360	j2 Global, Inc.*	13,471,507
316,763	Jamf Holding Corp.*	10,392,994
592,927	Kaltura, Inc.*	7,061,761
561,220	Latch, Inc.	7,475,450
179,431	LiveRamp Holdings, Inc.*	7,179,034
77,764	Manhattan Associates, Inc.*	12,413,467
185,585	Mimecast Ltd.*	10,309,247
246,026	Payoneer Global, Inc.*(3)	2,322,486
97,900	Payoneer PIPE(1)(2)	886,680
228,890	Perficient, Inc.*	21,582,038
204,485	Rapid7, Inc.*	23,260,169
382,535	Repay Holdings Corp.*	9,528,947
175,693	Telos Corp.*	4,922,918
319,812	Varonis Systems, Inc.*	19,572,494
730,289	Verra Mobility Corp.*	11,180,725
		176,385,523
	Technology Hardware & Equipment - 4.2%
197,827	Calix, Inc.*	9,254,347
219,814	II-VI, Inc.*	15,345,215
51,719	Novanta, Inc.*	7,261,865
160,972	PAR Technology Corp.*(3)	9,827,341
		41,688,768
	Telecommunication Services - 1.0%
78,233	Bandwidth, Inc. Class A*	10,143,691
	Transportation - 0.6%
25,045	Saia, Inc.*	5,660,170
	Total Common Stocks (cost $764,752,694)	$ 938,652,268
ESCROWS - 0.0%(7)
	Software & Services - 0.0%
263,189	Marklogic Corp.(1)(2)(6)	$ 3,422
	Total Escrows (cost $—)	$ 3,422
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 1.9%
	Other Investment Pools & Funds - 1.9%
60,044	iShares Russell 2000 Growth ETF (3)		$ 18,016,202
	Total Exchange-Traded Funds (cost $17,496,302)		$ 18,016,202
	Total Long-Term Investments (Cost $782,248,996)		$ 956,671,892
SHORT-TERM INVESTMENTS - 5.1%
	Repurchase Agreements - 2.7%
$ 26,601,593	Fixed Income Clearing Corp. Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $26,601,637; collateralized by U.S. Treasury Bond at 2.500%, maturing 02/15/2045, with a market value of $27,133,714		$ 26,601,593
	Securities Lending Collateral - 2.4%
5,713,688	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)		5,713,688
15,945,199	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(8)		15,945,199
1,913,542	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(8)		1,913,542
			23,572,429
	Total Short-Term Investments (cost $50,174,022)		$ 50,174,022
	Total Investments (cost $832,423,018)	102.6%	$ 1,006,845,914
	Other Assets and Liabilities	(2.6)%	(25,067,758)
	Total Net Assets	100.0%	$ 981,778,156
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

201

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $15,797,013, which represented 1.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $14,391,235 or 1.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	3,136,600	$ —	$ 3,193,059
02/2021	Hyzon PIPE	249,000	2,490,000	1,597,833
02/2021	Markforged, Inc. PIPE	726,000	7,260,000	7,361,640
01/2021	Marklogic Corp.	263,189	—	3,422
02/2021	Payoneer PIPE	97,900	979,000	886,680
11/2013	Tory Burch LLC	26,908	2,108,912	1,348,601
			$ 12,837,912	$ 14,391,235

(3)	Represents entire or partial securities on loan.
(4)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(5)	Investment is temporarily subject to certain trading restrictions. At July 31, 2021, the value of such restricted securities amounted to $1,405,778 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2014	Honest Co., Inc.	100,384	$ 2,172,859	$ 1,405,778
			$ 2,172,859	$ 1,405,778

(6)	Investment valued using significant unobservable inputs.
(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	Current yield as of period end.

Future PIPE Purchase Commitments Outstanding as of July 31, 2021
Period Committed	Security Name	Committed Shares	Committed Cost	Market Value	Unrealized Appreciation (Depreciation)
12/2020	TPG Pace Beneficial Finance Corp.	481,900	$ 4,819,000	$ 5,148,138	$ 329,138
Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). These commitments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. The Hartford Small Company Fund had contingent commitments outstanding of $4,819,000 to purchase restricted PIPE shares as of July 31, 2021.
The aggregate unrealized appreciation/depreciation of PIPE commitments represents 0.0% of net assets.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
202

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 33,243,377	$ 24,283,904	$ 8,959,473	$ —
Capital Goods	96,511,156	96,511,156	—	—
Consumer Durables & Apparel	49,463,062	49,463,062	—	—
Consumer Services	67,804,412	67,804,412	—	—
Diversified Financials	6,669,683	6,669,683	—	—
Energy	10,576,396	10,576,396	—	—
Food, Beverage & Tobacco	4,489,330	4,489,330	—	—
Health Care Equipment & Services	105,919,564	105,919,564	—	—
Materials	6,954,684	6,954,684	—	—
Media & Entertainment	24,121,584	24,121,584	—	—
Pharmaceuticals, Biotechnology & Life Sciences	141,547,268	141,547,268	—	—
Real Estate	27,359,479	27,359,479	—	—
Retailing	86,531,711	80,584,273	4,598,837	1,348,601
Semiconductors & Semiconductor Equipment	43,582,410	43,582,410	—	—
Software & Services	176,385,523	175,498,843	886,680	—
Technology Hardware & Equipment	41,688,768	41,688,768	—	—
Telecommunication Services	10,143,691	10,143,691	—	—
Transportation	5,660,170	5,660,170	—	—
Escrows	3,422	—	—	3,422
Exchange-Traded Funds	18,016,202	18,016,202	—	—
Future PIPE Purchase Commitment(2)	329,138	—	329,138	—
Short-Term Investments	50,174,022	23,572,429	26,601,593	—
Total	$ 1,007,175,052	$ 964,447,308	$ 41,375,721	$ 1,352,023

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Future PIPE Purchase Commitments are valued at the unrealized appreciation/(depreciation) on the commitments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2021 is not presented.
203

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2%
	Asset-Backed - Automobile - 0.7%
$ 5,750,000	American Credit Acceptance Receivables Trust 3.64%, 05/15/2028(1)	$ 5,746,867
2,100,000	Carvana Auto Receivables Trust 4.55%, 01/10/2028(1)	2,120,694
	Exeter Automobile Receivables Trust
475,000	2.73%, 12/15/2025(1)	488,472
3,340,000	5.56%, 06/15/2027(1)	3,551,789
637,756	Securitized Term Auto Loan Receivables Trust 4.57%, 03/25/2026(1)	653,932
8,830,000	Westlake Automobile Receivables Trust 3.66%, 12/15/2027(1)	8,878,871
		21,440,625
	Asset-Backed - Credit Card - 0.2%
4,000,000	Mercury Financial Credit Card Master Trust 6.26%, 03/20/2026(1)	4,008,410
	Asset-Backed - Finance & Insurance - 0.7%
1,002,084	Aaset Trust 6.41%, 01/16/2040(1)	467,259
2,183,000	Atlas Senior Loan Fund Ltd. 5.88%, 07/26/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	1,956,020
305,000	Ballyrock CLO Ltd. 7.13%, 01/20/2034, 3 mo. USD LIBOR + 7.000%(1)(2)	305,334
35,491	Bayview Koitere Fund Trust 4.00%, 11/28/2053(1)(3)	36,283
839,241	Bellemeade Re Ltd. 4.49%, 06/25/2030, 1 mo. USD LIBOR + 4.400%(1)(2)	843,333
	CIFC Funding Ltd.
2,660,000	5.08%, 04/19/2029, 3 mo. USD LIBOR + 4.950%(1)(2)	2,570,068
2,270,000	6.98%, 01/15/2034, 3 mo. USD LIBOR + 6.850%(1)(2)	2,275,643
18,616	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	17,064
1,296,183	GSAMP Trust 0.18%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	935,663
2,499,990	Madison Park Funding Ltd. 5.94%, 10/22/2030, 3 mo. USD LIBOR + 5.800%(1)(2)	2,445,425
3,400,000	Oaktree CLO Ltd. 7.36%, 10/20/2032, 3 mo. USD LIBOR + 7.230%(1)(2)	3,385,125
2,000,000	Sound Point CLO Ltd. 7.03%, 10/20/2028, 3 mo. USD LIBOR + 6.900%(1)(2)	1,980,140
72,274	Springleaf Funding Trust 2.68%, 07/15/2030(1)	72,414
800,125	Towd Point Mortgage Trust 2.75%, 10/25/2057(1)(3)	817,713
3,150,000	Webster Park CLO Ltd. 5.63%, 07/20/2030, 3 mo. USD LIBOR + 5.500%(1)(2)	3,112,184
574,175	Wendy's Funding LLC 3.88%, 03/15/2048(1)	613,581
		21,833,249
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2% - (continued)
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
$ 509,023	0.23%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	$ 200,450
878,198	0.25%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	358,626
648,703	0.32%, 04/25/2047, 1 mo. USD LIBOR + 0.230%(2)	402,540
901,942	0.45%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	337,176
1,278,311	Legacy Mortgage Asset Trust 3.25%, 11/25/2059(1)(4)	1,285,882
2,148,494	Morgan Stanley Mortgage Loan Trust 0.43%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	852,654
	Soundview Home Loan Trust
2,251,000	0.33%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,124,850
115,000	0.59%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	111,227
		5,673,405
	Collateralized - Mortgage Obligations - 0.1%
1,700,000	Natixis Commercial Mortgage Securities Trust 4.30%, 10/15/2036(1)	1,639,881
	Commercial Mortgage-Backed Securities - 1.0%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	1,727,888
	BBCMS Mortgage Trust
2,490,000	0.99%, 04/15/2053(3)(5)	205,428
4,343,067	1.63%, 04/15/2053(3)(5)	457,825
	Benchmark Mortgage Trust
15,301,537	1.23%, 03/15/2062(3)(5)	1,153,929
8,686,342	1.52%, 01/15/2054(3)(5)	1,038,544
947,734	BX Commercial Mortgage Trust 2.59%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(1)(2)	948,921
1,120,000	BX Trust 5.02%, 06/15/2023, 1 mo. USD LIBOR + 4.930%(1)(2)	1,117,885
2,260,000	CAMB Commercial Mortgage Trust 3.34%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(2)	2,269,171
951,495	CF Hippolyta LLC 2.60%, 07/15/2060(1)	973,059
180,000	Citigroup Commercial Mortgage Trust 4.59%, 03/10/2047(1)(3)	183,752
	Commercial Mortgage Trust
1,350,000	4.65%, 08/10/2047(3)	1,402,453
981,000	4.75%, 10/15/2045(1)(3)	299,548
3,203	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	3,265
	DBJPM Mortgage Trust
20,868,795	1.47%, 08/10/2049(3)(5)	1,251,059
4,154,668	1.71%, 09/15/2053(3)(5)	423,037
	GS Mortgage Securities Trust
3,883,915	0.07%, 07/10/2046(3)(5)	5,477
67,488	0.63%, 08/10/2044(1)(3)(5)	0
7,555,375	0.67%, 02/13/2053(3)(5)	355,758
565,333	3.67%, 04/10/2047(1)	28,267
2,190,000	4.74%, 11/10/2045(1)(3)	2,212,749

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2% - (continued)
	Commercial Mortgage-Backed Securities - 1.0% - (continued)
$ 175,000	4.96%, 04/10/2047(1)(3)	$ 105,185
183,631	Homeward Opportunities Fund Trust 2.70%, 09/25/2059(1)(3)	184,279
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(3)	608,846
485,000	4.41%, 12/15/2047(1)(3)	368,417
765,000	5.44%, 08/15/2046(1)(3)	681,511
	Morgan Stanley Capital Trust
2,055,000	4.28%, 06/15/2050(3)	2,205,381
465,000	5.28%, 07/15/2049(1)(3)	210,667
4,551	5.66%, 10/12/2052(1)(3)	1,365
255,000	MTRO Commercial Mortgage Trust 2.14%, 12/15/2033, 1 mo. USD LIBOR + 2.050%(1)(2)	247,987
1,565,361	Preston Ridge Partners Mortgage Trust LLC 4.75%, 10/25/2024(1)(3)	1,574,187
15,000	Wells Fargo Commercial Mortgage Trust 4.15%, 05/15/2048(3)	15,424
	Wells Fargo N.A.
6,553,222	0.60%, 11/15/2062(3)(5)	284,228
28,762,905	0.65%, 11/15/2062(3)(5)	1,378,155
5,351,556	0.70%, 12/15/2052(3)(5)	274,844
12,396,918	0.89%, 01/15/2063(3)(5)	800,038
9,336,388	0.90%, 05/15/2062(3)(5)	559,578
4,279,841	1.23%, 03/15/2063(3)(5)	367,945
14,119,460	1.79%, 03/15/2063(3)(5)	1,926,222
	WF-RBS Commercial Mortgage Trust
119,133	3.02%, 11/15/2047(1)	7,148
2,125,000	4.81%, 11/15/2045(1)(3)	1,867,389
215,000	4.96%, 06/15/2044(1)(3)	108,077
		29,834,888
	Other Asset-Backed Securities - 1.8%
435,754	Affirm Asset Securitization Trust 3.46%, 10/15/2024(1)	441,333
2,875,000	Ares CLO Ltd. 5.84%, 07/22/2030, 3 mo. USD LIBOR + 5.700%(1)(2)	2,759,037
77,749	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	78,594
	Bayview Opportunity Master Fund Trust
37,315	3.50%, 01/28/2055(1)(3)	38,259
63,553	3.50%, 06/28/2057(1)(3)	64,997
74,182	4.00%, 10/28/2064(1)(3)	75,775
1,500,000	Burnham Park Clo Ltd. 5.53%, 10/20/2029(1)(2)	1,473,856
	Domino's Pizza Master Issuer LLC
472,800	3.67%, 10/25/2049(1)	514,425
651,575	4.12%, 07/25/2048(1)	678,602
2,500,000	Dryden 64 CLO Ltd. 5.73%, 04/18/2031, 3 mo. USD LIBOR + 5.600%(1)(2)	2,450,740
105,879	Marlette Funding Trust 2.69%, 09/17/2029(1)	106,127
	Octagon Investment Partners Ltd.
5,000,000	5.88%, 07/17/2030, 3 mo. USD LIBOR + 5.750%(1)(2)	4,821,130
2,825,000	6.08%, 07/15/2030, 3 mo. USD LIBOR + 5.950%(1)(2)	2,752,132
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2% - (continued)
	Other Asset-Backed Securities - 1.8% - (continued)
$ 3,000,000	Octagon Loan Funding Ltd. 6.16%, 11/18/2031, 3 mo. USD LIBOR + 6.000%(1)(2)	$ 2,922,084
910,000	Preston Ridge Partners Mortgage Trust LLC 3.97%, 02/25/2025(1)(4)	913,867
	Pretium Mortgage Credit Partners LLC
9,920,000	3.60%, 02/25/2061(1)(4)	9,922,301
3,705,000	3.72%, 07/25/2051(1)(4)	3,708,901
1,890,000	3.84%, 06/27/2060(1)(4)	1,893,669
6,750,000	Stewart Park CLO Ltd. 5.41%, 01/15/2030, 3 mo. USD LIBOR + 5.280%(1)(2)	6,465,265
2,250,000	Symphony CLO Ltd. 6.23%, 10/15/2031, 3 mo. USD LIBOR + 6.100%(1)(2)	2,197,579
	Towd Point Mortgage Trust
19,861	2.25%, 04/25/2056(1)(3)	19,926
25,653	2.75%, 08/25/2055(1)(3)	25,861
100,245	2.75%, 10/25/2056(1)(3)	101,745
24,318	2.75%, 04/25/2057(1)(3)	24,641
1,103,910	2.75%, 06/25/2057(1)(3)	1,134,928
60,020	2.75%, 07/25/2057(1)(3)	61,143
1,715,000	Vericrest Opportunity Loan Transferee 4.21%, 07/25/2051(1)(4)	1,716,044
2,205,000	VOLT CI LLC 4.83%, 05/25/2051(1)(4)	2,206,234
5,145,000	VOLT XCV LLC 4.95%, 03/27/2051(1)(4)	5,151,824
		54,721,019
	Whole Loan Collateral CMO - 3.5%
	Alternative Loan Trust
29,834	0.59%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(2)	14,290
118,750	0.63%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	118,166
201,114	0.73%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	179,505
621,504	5.75%, 05/25/2036	392,938
617,988	6.00%, 05/25/2036	465,808
584,954	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	594,110
160,462	Bank of America Mortgage Trust 3.04%, 09/25/2035(3)	157,735
127,355	Bear Stearns Adjustable Rate Mortgage Trust 2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	129,774
59,427	Bear Stearns Alt-A Trust 0.59%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	74,191
	Bellemeade Re Ltd.
111,022	1.19%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	111,067
665,000	6.09%, 08/26/2030, 1 mo. USD LIBOR + 6.000%(1)(2)	699,889
570,842	Chase Mortgage Finance Trust 5.50%, 11/25/2035	540,245
353,994	CHL Mortgage Pass-Through Trust 3.03%, 09/25/2047(3)	339,135
	Connecticut Avenue Securities Trust
2,240,000	3.09%, 01/25/2040, 1 mo. USD LIBOR + 3.000%(1)(2)	2,229,163

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2% - (continued)
	Whole Loan Collateral CMO - 3.5% - (continued)
$ 9,000,000	3.34%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	$ 8,999,992
5,885,000	3.49%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	5,939,648
6,967,000	3.84%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	7,036,047
80,301	CSMC Trust 3.25%, 04/25/2047(1)(3)	84,980
	Eagle RE Ltd.
217,145	1.79%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	217,741
8,870,000	5.80%, 10/25/2033, 3 mo. USD SOFR30A + 5.750%(1)(2)	9,403,686
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	5,911,023
	Fannie Mae Connecticut Avenue Securities
1,290,028	2.69%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	1,298,444
4,869,461	3.09%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	4,905,552
748,125	4.99%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	772,979
36,161	GMACM Mortgage Loan Trust 3.05%, 04/19/2036(3)	31,612
372,734	GSR Mortgage Loan Trust 2.94%, 01/25/2036(3)	379,412
1,134,907	HarborView Mortgage Loan Trust 0.33%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,116,018
21,921	Impac CMB Trust 2.34%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(2)	22,551
397,862	IndyMac IMSC Mortgage Loan Trust 0.24%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(2)	318,802
	JP Morgan Mortgage Trust
144,839	2.91%, 11/25/2035(3)	138,983
29,183	3.03%, 04/25/2037(3)	26,131
183,131	3.05%, 05/25/2036(3)	165,127
2,000,000	LHOME Mortgage Trust 4.46%, 06/25/2026(1)	1,999,971
66,458	MASTR Adjustable Rate Mortgages Trust 2.79%, 11/21/2034(3)	67,088
262,716	Mortgage Insurance-Linked Notes 1.99%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	262,716
	New Residential Mortgage Loan Trust
87,990	1.59%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	89,393
79,510	3.75%, 11/26/2035(1)(3)	84,263
78,757	3.75%, 11/25/2056(1)(3)	83,728
1,180,091	3.75%, 11/25/2058(1)(3)	1,269,527
114,970	4.00%, 02/25/2057(1)(3)	123,255
114,310	4.00%, 03/25/2057(1)(3)	122,605
86,688	4.00%, 04/25/2057(1)(3)	93,398
90,360	4.00%, 05/25/2057(1)(3)	96,808
233,279	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.62%, 06/25/2036(3)	205,734
2,735,000	Oaktown Re Ltd. 7.09%, 07/25/2030, 1 mo. USD LIBOR + 7.000%(1)(2)	2,807,925
4,645,000	OSAT Trust 3.97%, 05/25/2065(1)(4)	4,659,836
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2% - (continued)
	Whole Loan Collateral CMO - 3.5% - (continued)
	PMT Credit Risk Transfer Trust
$ 322,766	2.09%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	$ 322,210
2,692,494	2.99%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	2,740,911
	Preston Ridge Partners Mortgage Trust LLC
1,265,000	3.47%, 04/25/2026(1)(4)	1,279,215
3,505,000	3.47%, 07/25/2026	3,504,926
996,000	4.70%, 11/25/2025(1)(4)	997,522
2,015,000	5.07%, 09/25/2025(1)(4)	2,028,959
1,450,000	Radnor RE Ltd. 5.69%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	1,483,941
875,000	RCO Mortgage LLC 3.97%, 05/25/2026(1)(4)	875,188
994,658	Structured Asset Mortgage Investments Trust 0.55%, 02/25/2036, 1 mo. USD LIBOR + 0.460%(2)	952,263
4,675,000	Triangle Re Ltd. 5.59%, 10/25/2033, 1 mo. USD LIBOR + 5.500%(1)(2)	4,995,890
2,140,000	VCAT LLC 4.21%, 03/27/2051(1)(4)	2,172,699
2,170,000	Verus Securitization Trust 5.68%, 08/25/2050(1)(4)	2,185,517
2,385,000	VOLT C LLC 4.83%, 05/25/2051(1)(4)	2,389,121
2,065,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(4)	2,061,007
5,705,000	VOLT XCIV LLC 4.95%, 02/27/2051(1)(4)	5,706,608
4,195,000	VOLT XCIX LLC 4.95%, 04/25/2051(1)(4)	4,258,848
2,864,000	VOLT XCVIII LLC 4.95%, 04/25/2051(1)(4)	2,905,276
20,178	WaMu Mortgage Pass-Through Certificates Trust 0.93%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	19,902
410,215	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 0.69%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	268,188
		105,929,182
	Total Asset & Commercial Mortgage-Backed Securities (cost $244,561,149)	$ 245,080,659
CONVERTIBLE BONDS - 2.6%
	Airlines - 0.0%
204,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 200,124
	Auto Manufacturers - 0.1%
3,903,000	Ford Motor Co. 0.00%, 03/15/2026(1)(6)	4,176,210
	Biotechnology - 0.2%
1,546,000	Apellis Pharmaceuticals, Inc. 3.50%, 09/15/2026	2,904,548
2,185,000	Exact Sciences Corp. 0.38%, 03/15/2027	2,643,850
		5,548,398

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.6% - (continued)
	Commercial Services - 0.4%
$ 3,518,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(1)(6)	$ 3,203,139
EUR 2,300,000	Nexi S.p.A. 1.75%, 04/24/2027(7)	3,358,590
$ 3,552,000	Repay Holdings Corp. 0.00%, 02/01/2026(1)(6)	3,538,680
941,000	Square, Inc. 0.13%, 03/01/2025	1,965,514
		12,065,923
	Energy-Alternate Sources - 0.1%
2,295,000	Enphase Energy, Inc. 0.00%, 03/01/2028(1)(6)	2,320,245
1,061,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025(1)	1,249,858
		3,570,103
	Engineering & Construction - 0.0%
EUR 200,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(7)	445,437
$ 800,000	Vinci S.A. 0.38%, 02/16/2022(7)	897,600
		1,343,037
	Entertainment - 0.2%
4,279,000	DraftKings, Inc. 0.00%, 03/15/2028(1)(6)	3,750,543
650,000	Penn National Gaming, Inc. 2.75%, 05/15/2026	1,965,405
		5,715,948
	Healthcare - Products - 0.2%
1,087,000	Insulet Corp. 0.38%, 09/01/2026	1,500,739
1,769,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	2,010,115
2,925,000	NuVasive, Inc. 0.38%, 03/15/2025	2,826,281
		6,337,135
	Internet - 0.2%
483,000	Etsy, Inc. 0.25%, 06/15/2028(1)	504,493
820,000	ETSY, Inc. 0.13%, 10/01/2026	1,772,430
885,000	Trip.com Group Ltd. 1.99%, 07/01/2025	784,160
3,218,000	Uber Technologies, Inc. 0.00%, 12/15/2025(1)(6)	3,139,159
		6,200,242
	Leisure Time - 0.1%
1,831,000	Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023	2,347,577
	Machinery-Diversified - 0.2%
4,408,000	Middleby Corp. 1.00%, 09/01/2025(1)	6,874,276
	Miscellaneous Manufacturing - 0.1%
1,497,000	John Bean Technologies Corp. 0.25%, 05/15/2026(1)	1,604,036
	Oil & Gas - 0.1%
2,065,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	3,033,485
	Pharmaceuticals - 0.3%
1,650,000	Aerie Pharmaceuticals, Inc. 1.50%, 10/01/2024(8)	1,626,281
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.6% - (continued)
	Pharmaceuticals - 0.3% - (continued)
$ 2,235,000	Coherus Biosciences, Inc. 1.50%, 04/15/2026	$ 2,228,308
3,255,000	Dexcom, Inc. 0.25%, 11/15/2025	3,690,357
		7,544,946
	Real Estate Investment Trusts - 0.2%
3,448,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	3,842,796
1,256,000	PennyMac Corp. 5.50%, 03/15/2026(1)	1,271,700
		5,114,496
	Retail - 0.0%
300,000	Shake Shack, Inc. 0.00%, 03/01/2028(1)(6)	278,250
	Software - 0.2%
3,375,000	Ringcentral, Inc. 0.00%, 03/01/2025(6)	3,560,625
1,585,000	Workday, Inc. 0.25%, 10/01/2022	2,564,688
		6,125,313
	Total Convertible Bonds (cost $70,569,815)	$ 78,079,499
CORPORATE BONDS - 32.6%
	Advertising - 0.0%
375,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 380,625
	Aerospace/Defense - 0.6%
225,000	DAE Funding LLC 5.00%, 08/01/2024(1)	230,625
	Embraer Netherlands Finance B.V.
4,420,000	6.95%, 01/17/2028(1)	4,985,804
1,840,000	6.95%, 01/17/2028(7)	2,075,539
7,910,000	Howmet Aerospace, Inc. 6.88%, 05/01/2025	9,204,946
279,000	SSL Robotics LLC 9.75%, 12/31/2023(1)	307,240
	TransDigm, Inc.
225,000	5.50%, 11/15/2027	232,313
950,000	6.25%, 03/15/2026(1)	997,633
		18,034,100
	Agriculture - 0.4%
	Kernel Holding S.A.
4,650,000	6.50%, 10/17/2024(1)	4,947,367
3,410,000	6.50%, 10/17/2024(7)	3,628,069
1,745,000	6.75%, 10/27/2027(1)	1,871,862
1,090,000	6.75%, 10/27/2027(7)	1,169,243
		11,616,541
	Airlines - 0.4%
3,175,000	American Airlines, Inc. 5.75%, 04/20/2029(1)	3,425,634
3,612,396	Hawaiian Brand Intellect 5.75%, 01/20/2026(1)	3,786,658
3,197,999	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8.00%, 09/20/2025(1)	3,589,754
		10,802,046

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Apparel - 0.1%
EUR 485,000	BK LC Lux Finco S.a.r.l. 5.25%, 04/30/2029(1)	$ 594,749
$ 2,010,000	William Carter Co. 5.50%, 05/15/2025(1)	2,115,766
		2,710,515
	Auto Manufacturers - 0.5%
	Daimler Canada Finance, Inc.
CAD 3,135,000	2.23%, 12/16/2021	2,528,937
2,080,000	3.05%, 05/16/2022	1,699,220
	Ford Motor Co.
$ 140,000	4.35%, 12/08/2026	151,105
325,000	8.50%, 04/21/2023	360,825
	Ford Motor Credit Co. LLC
200,000	3.34%, 03/28/2022	202,200
415,000	3.35%, 11/01/2022	424,429
475,000	4.54%, 08/01/2026	515,919
950,000	5.13%, 06/16/2025	1,046,187
CAD 2,700,000	General Motors Financial of Canada, Ltd. 2.60%, 06/01/2022	2,198,111
1,000,000	Honda Canada Finance, Inc. 2.27%, 07/15/2022	814,630
1,302,000	Nissan Canada, Inc. 3.15%, 09/14/2021(7)	1,046,337
	VW Credit Canada, Inc.
561,000	1.12%, 09/27/2021, 3 mo. CDOR + 0.680%(2)(7)	450,142
3,800,000	2.65%, 06/27/2022(7)	3,101,224
		14,539,266
	Auto Parts & Equipment - 0.6%
	Adient Global Holdings Ltd.
EUR 4,845,000	3.50%, 08/15/2024(7)	5,887,615
$ 1,300,000	4.88%, 08/15/2026(1)	1,329,250
1,103,000	Clarios Global L.P. 6.75%, 05/15/2025(1)	1,169,180
EUR 3,270,000	Clarios Global L.P. / Clarios U.S. Finance Co. 4.38%, 05/15/2026(7)	4,007,122
325,000	Faurecia SE 3.75%, 06/15/2028(7)	406,182
$ 620,000	Meritor, Inc. 4.50%, 12/15/2028(1)	634,694
3,690,000	Nemak S.A.B. de C.V. 3.63%, 06/28/2031(1)	3,693,690
		17,127,733
	Beverages - 0.1%
2,095,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 06/01/2050	2,600,631
	Chemicals - 0.5%
125,000	ASP Unifrax Holdings, Inc. 8.62%, 12/14/2026, 3 mo. USD LIBOR, 3 mo. USD LIBOR + 8.500%	122,250
400,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(7)	423,280
	OCP S.A.
200,000	3.75%, 06/23/2031(1)	202,614
495,000	4.50%, 10/22/2025(7)	535,780
4,684,000	5.13%, 06/23/2051(1)	4,772,996
200,000	6.88%, 04/25/2044(7)	245,474
	Syngenta Finance N.V.
3,036,000	5.68%, 04/24/2048(1)	3,717,562
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Chemicals - 0.5% - (continued)
$ 595,000	5.68%, 04/24/2048(7)	$ 728,574
	Yingde Gases Investment Ltd.
4,050,000	6.25%, 01/19/2023(7)	4,150,465
530,000	6.25%, 01/19/2023(1)	543,147
		15,442,142
	Commercial Banks - 3.2%
	Abanca Corp. Bancaria S.A.
EUR 1,000,000	4.63%, 04/07/2030, (4.62% fixed rate until 04/07/2025; 5 year EUR Swap + 5.014% thereafter)(7)(9)	1,270,428
400,000	6.00%, 01/20/2026, (6.00% fixed rate until 01/20/2026; 5 year EUR Swap + 6.570% thereafter)(7)(9)(10)	506,813
1,000,000	7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326% thereafter)(7)(9)(10)	1,289,809
	Argenta Spaarbank N.V.
1,000,000	1.00%, 10/13/2026(7)	1,222,857
1,500,000	1.00%, 01/29/2027(7)	1,839,118
	Banca Monte dei Paschi di Siena S.p.A.
275,000	0.88%, 10/08/2027(7)	341,721
675,000	1.88%, 01/09/2026(7)	807,420
975,000	3.63%, 09/24/2024(7)	1,217,868
1,825,000	5.38%, 01/18/2028, (5.37% fixed rate until 01/18/2023; 5 year EUR Swap + 5.005% thereafter)(7)(9)	1,765,420
200,000	Banco BPM S.p.A. 1.34%, 09/21/2021, 3 mo. Euribor + 1.880%(2)(10)	228,028
	Banco de Credito del Peru
$ 220,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(7)(9)	214,995
185,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(9)	180,791
275,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(1)(9)	266,750
	Banco de Credito Social Cooperativo S.A.
EUR 1,400,000	5.25%, 11/27/2031, (5.25% fixed rate until 05/27/2026; 5 year EUR Swap + 5.419% thereafter)(7)(9)	1,706,420
1,100,000	7.75%, 06/07/2027, (7.75% fixed rate until 06/07/2022; 5 year EUR Swap + 7.591% thereafter)(7)(9)	1,377,238
	Banco do Brasil S.A.
$ 200,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	211,980

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 995,000	4.63%, 01/15/2025(7)	$ 1,054,601
225,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(1)	238,714
200,000	4.75%, 03/20/2024	212,190
200,000	9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(7)(9)(10)	223,002
EUR 1,140,000	Banco Santander S.A. 1.00%, 12/15/2024(3)(10)	1,288,873
$ 400,000	Bancolombia S.A. 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(9)	403,400
400,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(7)(9)	409,400
500,000	Bank of China Ltd. 0.71%, 01/16/2022, 3 mo. USD LIBOR + 0.580%(2)(7)	500,330
5,794,000	Bank of East Asia Ltd. 5.88%, 09/19/2024, (5.88% fixed rate until 09/19/2024; 5 year USD CMT + 4.257% thereafter)(7)(9)(10)	6,188,919
	Barclays plc
425,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(9)	432,122
GBP 400,000	3.00%, 05/08/2026(7)	597,293
EUR 375,000	3.38%, 04/02/2025, (3.38% fixed rate until 04/02/2024; 5 year EUR Swap + 3.700% thereafter)(7)(9)	485,146
GBP 875,000	5.88%, 09/15/2024, (5.87% fixed rate until 09/15/2024; 5 year GBP Swap + 4.910% thereafter)(7)(9)(10)	1,299,868
$ 550,000	7.75%, 09/15/2023, (7.75% fixed rate until 09/15/2023; 5 year USD Swap + 4.842% thereafter)(9)(10)	602,938
850,000	7.88%, 03/15/2022, (6.77% fixed rate until 03/15/2022; 5 year USD Swap + 6.772% thereafter)(7)(9)(10)	880,600
490,000	BBVA Global Finance Ltd. 7.00%, 12/01/2025	590,862
	BNP Paribas S.A.
750,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(7)(9)	775,778
555,000	5.13%, 11/15/2027, (5.13% fixed rate until 11/15/2027; 5 year USD Swap + 2.838% thereafter)(7)(9)(10)	595,931
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Commercial Banks - 3.2% - (continued)
	CaixaBank S.A.
GBP 400,000	1.50%, 12/03/2026, (1.50% fixed rate until 12/03/2025; 12 mo. UK Government Bond + 1.320% thereafter)(7)(9)	$ 558,235
EUR 1,400,000	6.00%, 07/18/2022, (6.00% fixed rate until 07/18/2022; 5 year EUR Swap + 5.819% thereafter)(7)(9)(10)	1,731,414
$ 300,000	China Construction Bank Corp. 0.88%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(2)(7)	300,170
EUR 400,000	Cooperatieve Rabobank UA 4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 year EUR Swap + 4.679% thereafter)(7)(9)(10)	528,749
	Credit Agricole S.A.
500,000	1.63%, 06/05/2030, (1.63% fixed rate until 06/05/2025; 5 year EUR Swap + 1.900% thereafter)(7)(9)	619,258
$ 525,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(7)(9)	537,272
1,595,000	6.88%, 09/23/2024, (6.87% fixed rate until 09/23/2024; 5 year USD Swap + 4.319% thereafter)(7)(9)(10)	1,784,406
GBP 700,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.82% thereafter)(1)(9)(10)	1,154,553
$ 375,000	8.13%, 12/23/2025, (8.12% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(7)(9)(10)	456,393
1,155,000	Credit Suisse AG 0.48%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	1,156,654
	Credit Suisse Group AG
1,075,000	5.25%, 02/11/2027, (5.25% fixed rate until 02/11/2027; 5 year USD CMT + 4.889% thereafter)(1)(9)(10)	1,127,406
2,590,000	6.25%, 12/29/2049, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(9)(10)	2,826,208
1,525,000	6.25%, 12/29/2049, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(7)(9)(10)	1,664,080
625,000	7.25%, 09/12/2025, (7.25% fixed rate until 09/12/2025; 5 year USD ICE Swap + 4.332% thereafter)(7)(9)(10)	704,097
2,350,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(1)(9)(10)	2,593,813

209

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Commercial Banks - 3.2% - (continued)
GBP 763,000	CYBG plc 8.00%, 12/08/2022, (8.00% fixed rate until 12/08/2022; 5 year GBP Swap + 6.250% thereafter)(7)(9)(10)	$ 1,128,182
	Danske Bank A/S
$ 300,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(9)	302,633
GBP 1,300,000	2.25%, 01/14/2028, (2.25% fixed rate until 01/14/2027; 1 year UK Government Bond + 1.650% thereafter)(7)(9)	1,861,236
$ 1,250,000	4.38%, 05/18/2026, (4.37% fixed rate until 05/18/2026; 5 year USD CMT + 3.387% thereafter)(7)(9)(10)	1,273,438
325,000	5.38%, 01/12/2024(1)	359,781
1,655,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.130% thereafter)(7)(9)(10)	1,857,738
825,000	DNB Bank ASA 4.88%, 11/12/2024, (4.87% fixed rate until 11/12/2024; 5 year USD CMT + 3.140% thereafter)(7)(9)(10)	872,438
EUR 1,000,000	Eurobank S.A. 2.00%, 05/05/2027, (2.00% fixed rate until 05/05/2026; 5 year EUR Swap + 2.398% thereafter)(7)(9)	1,183,402
925,000	FinecoBank Banca Fineco S.p.A. 5.88%, 12/03/2024, (5.88% fixed rate until 12/03/2024; 5 year EUR Swap + 6.144% thereafter)(7)(9)(10)	1,194,491
	Freedom Mortgage Corp.
$ 5,418,000	7.63%, 05/01/2026(1)	5,560,222
1,320,000	8.13%, 11/15/2024(1)	1,349,700
200,000	Grupo Aval Ltd. 4.75%, 09/26/2022(7)	204,358
	HSBC Holdings plc
GBP 425,000	1.75%, 07/24/2027, (1.75% fixed rate until 07/24/2026; SONIA + 1.307% thereafter)(9)	597,490
$ 385,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(9)	398,870
1,475,000	6.00%, 05/22/2027, (6.00% fixed rate until 05/22/2027; 5 year USD ICE Swap + 3.746% thereafter)(9)(10)	1,629,875
750,000	6.50%, 03/23/2028, (6.50% fixed rate until 03/23/2028; 5 year USD ICE Swap + 3.606% thereafter)(9)(10)	855,000
EUR 800,000	IKB Deutsche Industriebank AG 4.00%, 01/31/2028, (4.00% fixed rate until 01/31/2023; 5 year EUR Swap + 3.617% thereafter)(7)(9)	970,921
	Industrial & Commercial Bank of China Ltd.
$ 2,090,000	1.02%, 05/23/2022, 3 mo. USD LIBOR + 0.870%(2)(7)	2,097,336
750,000	2.45%, 10/20/2021	752,549
435,000	4.88%, 09/21/2025(7)	488,437
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 525,000	ING Groep N.V. 4.05%, 04/09/2029	$ 607,477
725,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(1)	738,413
1,820,000	JP Morgan Chase & Co. 2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(9)	1,934,593
EUR 550,000	Jyske Bank A/S 3.63%, 12/04/2028, (3.63% fixed rate until 12/04/2028; 5 year EUR Swap + 3.688% thereafter)(7)(9)(10)	659,484
$ 580,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(7)(9)	581,740
CAD 1,500,000	Morgan Stanley 3.13%, 08/05/2021	1,202,555
	Natwest Group plc
EUR 550,000	0.78%, 02/26/2030, (0.78% fixed rate until 02/26/2029; 3 mo. Euribor + 0.949% thereafter)(7)(9)	663,098
GBP 525,000	2.11%, 11/28/2031, (2.11% fixed rate until 08/26/2026; 5 year UK Government Bond + 1.750% thereafter)(7)(9)	735,498
$ 1,175,000	3.03%, 11/28/2035, (3.03% fixed rate until 08/28/2030; 5 year USD CMT + 2.350% thereafter)(9)	1,184,125
EUR 700,000	Nykredit Realkredit AS 0.88%, 07/28/2031, (0.88% fixed rate until 04/28/2026; 5 year EUR Swap + 1.180% thereafter)(7)(9)	837,934
425,000	Piraeus Financial Holdings S.A. 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 year EUR Swap + 9.195% thereafter)(7)(9)(10)	484,549
	QNB Finance Ltd.
$ 200,000	1.63%, 09/22/2025(7)	201,830
485,000	2.63%, 05/12/2025(7)	506,903
400,000	3.50%, 03/28/2024(7)	425,508
4,020,000	Santander Holdings USA, Inc. 3.45%, 06/02/2025	4,335,763
	UBS Group AG
500,000	5.00%, 01/31/2023, (5.00% fixed rate until 01/31/2023; 5 year USD Swap + 2.432% thereafter)(7)(9)(10)	509,880
400,000	6.88%, 08/07/2025, (6.87% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(7)(9)(10)	458,149
2,150,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(7)(9)(10)	2,475,188
850,000	7.00%, 01/31/2024, (7.00% fixed rate until 01/31/2024; 5 year USD Swap + 4.344% thereafter)(7)(9)(10)	933,938

210

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Commercial Banks - 3.2% - (continued)
	Virgin Money UK plc
GBP 325,000	2.63%, 08/19/2031, (2.63% fixed rate until 05/19/2026; 5 year UK Government Bond + 2.250% thereafter)(7)(9)	$ 458,114
800,000	4.00%, 09/25/2026, (4.00% fixed rate until 09/25/2025; 1 year UK Government Bond + 2.800% thereafter)(7)(9)	1,219,331
EUR 800,000	Volksbank Wien AG 7.75%, 04/09/2024, (7.75% fixed rate until 04/09/2024; EUAMDB05 + 7.880% thereafter)(7)(9)(10)	1,053,731
		96,116,229
	Commercial Services - 0.9%
GBP 450,000	AA Bond Co., Ltd. 6.27%, 07/02/2043(7)	710,906
$ 715,000	APX Group, Inc. 6.75%, 02/15/2027(1)	757,900
EUR 575,000	Arena Luxembourg Finance S.a.r.l. 1.88%, 02/01/2028(7)	631,891
$ 275,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(1)	289,437
542,417	Fly Funding S.a.r.l. 1.92%, 08/11/2025, 1 mo. USD LIBOR + 1.750%	531,569
360,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	377,550
	IPD 3 B.V.
EUR 925,000	5.50%, 12/01/2025(7)	1,139,965
390,000	5.50%, 12/01/2025(1)	480,634
5,755,000	La Financiere Atalian SASU 4.00%, 05/15/2024(7)	6,700,569
650,000	Loxam SAS 3.25%, 01/14/2025(7)	775,557
2,495,000	Nexi S.p.A. 1.63%, 04/30/2026(7)	2,969,015
$ 592,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	596,437
EUR 175,000	Peoplecert Wisdom 5.75%, 09/15/2026	213,396
	Q-Park Holding I B.V.
325,000	1.50%, 03/01/2025(7)	368,150
540,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(2)	612,069
910,000	2.00%, 03/01/2026, 3 mo. Euribor + 2.000%(2)(7)	1,031,450
300,000	2.00%, 03/01/2027(7)	335,372
$ 2,832,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	2,732,880
EUR 750,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(7)	884,901
	United Rentals North America, Inc.
$ 115,000	3.75%, 01/15/2032	115,000
550,000	4.88%, 01/15/2028	580,800
	Verisure Holding AB
EUR 1,101,000	3.25%, 02/15/2027(1)	1,310,718
555,000	3.88%, 07/15/2026(1)	675,906
410,000	3.88%, 07/15/2026(7)	499,318
	Verisure Midholding AB
446,000	5.25%, 02/15/2029(1)	545,257
140,000	5.25%, 02/15/2029(7)	171,157
		26,037,804
	Construction Materials - 0.3%
$ 420,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	446,775
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Construction Materials - 0.3% - (continued)
$ 560,000	Masonite International Corp. 3.50%, 02/15/2030(1)	$ 564,301
800,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	832,728
641,688	Summit Materials LLC 2.09%, 11/21/2024, 3 mo. USD LIBOR + 2.000%	638,884
5,755,000	Victors Merger Corp. 6.38%, 05/15/2029(1)	5,783,775
		8,266,463
	Distribution/Wholesale - 0.1%
385,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	394,625
150,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	162,938
	Parts Europe S.A.
EUR 605,000	6.50%, 07/16/2025(7)	753,859
225,000	6.50%, 07/16/2025(1)	280,361
	Performance Food Group, Inc.
$ 605,000	5.50%, 10/15/2027(1)	630,212
280,000	6.88%, 05/01/2025(1)	297,850
		2,519,845
	Diversified Financial Services - 1.9%
500,000	BOC Aviation Ltd. 2.38%, 09/15/2021(7)	500,242
7,995,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	8,064,796
	Credit Acceptance Corp.
225,000	5.13%, 12/31/2024(1)	232,594
375,000	6.63%, 03/15/2026(8)	395,625
EUR 625,000	Euronext N.V. 1.50%, 05/17/2041(7)	784,267
$ 200,000	Fly Leasing Ltd. 5.25%, 10/15/2024	201,250
CAD 2,987,000	GE Capital Canada Funding Co. 4.60%, 01/26/2022	2,440,558
$ 1,380,000	Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(1)	1,496,365
	goeasy Ltd.
1,560,000	4.38%, 05/01/2026(1)	1,608,750
500,000	5.38%, 12/01/2024(1)	518,870
	GreenSky Holdings LLC
826,049	3.38%, 03/31/2025, 3 mo. USD LIBOR + 3.250%	803,333
1,039,500	5.50%, 03/29/2025, 1 mo. USD LIBOR + 4.500%	1,031,704
435,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(7)	456,750
6,767,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	6,244,926
	LD Holdings Group LLC
1,910,000	6.13%, 04/01/2028(1)	1,896,191
5,055,000	6.50%, 11/01/2025(1)	5,154,583
EUR 965,000	LeasePlan Corp. N.V. 7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; EUAMDB05 + 7.556% thereafter)(7)(9)(10)	1,280,839
	Midcap Financial Issuer Trust
$ 1,389,000	5.63%, 01/15/2030(1)	1,366,405
4,160,000	6.50%, 05/01/2028(1)	4,324,278
1,340,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	1,336,650
	OneMain Finance Corp.
160,000	4.00%, 09/15/2030	159,200

211

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Diversified Financial Services - 1.9% - (continued)
$ 285,000	5.38%, 11/15/2029	$ 313,061
225,000	6.13%, 03/15/2024	242,156
765,000	6.88%, 03/15/2025	867,757
	PennyMac Financial Services, Inc.
225,000	4.25%, 02/15/2029(1)	217,810
3,275,000	5.38%, 10/15/2025(1)	3,436,589
200,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(7)	205,850
7,230,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	7,139,625
	United Wholesale Mortgage LLC
2,911,000	5.50%, 11/15/2025(1)	2,989,015
870,000	5.50%, 04/15/2029(1)	863,475
		56,573,514
	Electric - 1.9%
	Centrais Eletricas Brasileiras S.A.
3,900,000	4.63%, 02/04/2030(1)	3,992,664
2,685,000	4.63%, 02/04/2030(7)	2,748,796
330,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	330,000
	Comision Federal de Electricidad
225,000	3.35%, 02/09/2031(1)	222,752
215,000	4.68%, 02/09/2051(7)	209,358
200,000	4.68%, 02/09/2051(1)	194,752
705,000	Duquesne Light Holdings, Inc. 2.53%, 10/01/2030(1)	709,099
200,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(7)	219,034
	FirstEnergy Corp.
8,065,000	3.40%, 03/01/2050	8,097,778
3,520,000	5.60%, 07/15/2047	4,422,279
250,000	Georgia Power Co. 4.75%, 09/01/2040	312,355
3,570,000	Inkia Energy Ltd. 5.88%, 11/09/2027(7)	3,641,400
200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/2021(7)	200,402
	Israel Electric Corp. Ltd.
1,830,000	4.25%, 08/14/2028(1)(7)	2,049,600
475,000	5.00%, 11/12/2024(1)(7)	529,041
430,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(7)	451,504
6,825,000	Oryx Funding Ltd. 5.80%, 02/03/2031(1)	7,187,872
	Perusahaan Listrik Negara PT
420,000	3.88%, 07/17/2029(7)	445,200
755,000	6.15%, 05/21/2048(7)	937,144
200,000	Star Energy Geothermal Darajat / Star Energy Geothermal Salak 4.85%, 10/14/2038(1)	219,000
430,000	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 4.85%, 10/14/2038(7)	470,850
185,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	195,177
20,590,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	20,384,923
		58,170,980
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Electrical Components & Equipment - 0.0%
EUR 800,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	$ 950,746
	Electronics - 0.0%
$ 795,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	820,591
	Energy-Alternate Sources - 1.0%
4,715,000	Continuum Energy Levanter Pte Ltd. 4.50%, 02/09/2027(1)	4,762,150
	FS Luxembourg S.a.r.l.
8,630,000	10.00%, 12/15/2025(1)	9,644,111
4,490,000	10.00%, 12/15/2025(8)	5,017,620
2,325,000	Greenko Dutch B.V. 3.85%, 03/29/2026(1)	2,338,764
	Greenko Mauritius Ltd.
4,060,000	6.25%, 02/21/2023(1)	4,151,527
2,355,000	6.25%, 02/21/2023(7)	2,408,091
1,145,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,248,050
		29,570,313
	Engineering & Construction - 0.7%
197,249	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(7)	229,893
383,811	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(6)	287,859
EUR 247,038	Fluidra S.A. 2.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%	292,422
$ 215,248	Hamilton Holdco LLC 2.15%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	213,634
780,000	Interchile SA 4.50%, 06/30/2056(1)	829,725
	International Airport Finance S.A.
8,520,216	12.00%, 03/15/2033(7)	9,244,434
7,789,912	12.00%, 03/15/2033(1)(8)	8,452,054
715,000	Mexico City Airport Trust 4.25%, 10/31/2026(7)	772,565
	PowerTeam Services LLC
906,148	4.25%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	898,364
1,280,000	9.03%, 12/04/2025(1)	1,409,715
		22,630,665
	Entertainment - 0.3%
	Caesars Entertainment, Inc.
500,000	6.25%, 07/01/2025(1)	527,500
685,000	8.13%, 07/01/2027(1)	753,281
	Caesars Resort Collection LLC / CRC Finco, Inc.
350,000	5.25%, 10/15/2025(1)	352,854
360,000	5.75%, 07/01/2025(1)	378,450
	Cinemark USA, Inc.
2,680,000	5.25%, 07/15/2028(1)	2,519,200
1,330,000	5.88%, 03/15/2026(1)	1,310,050
297,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	309,251
	Motion Finco S.a.r.l.
EUR 335,000	3.00%, 11/12/2026, 3 mo. EURIBOR + 3.000%	380,151
$ 57,215	3.40%, 11/12/2026, 1 mo. USD LIBOR + 3.250%	54,191

212

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Entertainment - 0.3% - (continued)
	Penn National Gaming, Inc.
$ 150,000	4.13%, 07/01/2029(1)	$ 147,892
800,000	5.63%, 01/15/2027(1)	828,000
EUR 400,000	Scientific Games International, Inc. 5.50%, 02/15/2026(7)	485,176
255,000	WMG Acquisition Corp. 3.63%, 10/15/2026(7)	309,678
		8,355,674
	Environmental Control - 0.0%
$ 300,000	Clean Harbors, Inc. 5.13%, 07/15/2029(1)	326,250
300,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	304,125
		630,375
	Food - 0.4%
600,000	B&G Foods, Inc. 5.25%, 09/15/2027	624,750
GBP 276,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(1)	382,681
	BRF S.A.
$ 640,000	4.88%, 01/24/2030(7)	662,922
200,000	4.88%, 01/24/2030(1)	207,163
	MARB BondCo plc
3,765,000	3.95%, 01/29/2031(7)	3,659,580
710,000	3.95%, 01/29/2031(1)	690,120
240,000	Performance Food Group, Inc. 4.25%, 08/01/2029(1)	243,526
	Post Holdings, Inc.
325,000	4.63%, 04/15/2030(1)	331,094
275,000	5.75%, 03/01/2027(1)	286,234
1,194,000	Sysco Corp. 6.60%, 04/01/2050	1,903,730
10,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	10,013
1,270,000	United Natural Foods, Inc. 6.75%, 10/15/2028(1)	1,368,425
1,542,500	UTZ Quality Foods LLC 3.09%, 01/20/2028, 1 mo. USD LIBOR + 3.000%	1,533,337
		11,903,575
	Food Service - 0.1%
2,000,000	Aramark Services, Inc. 6.38%, 05/01/2025(1)	2,110,300
	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion S.A.
200,000	4.20%, 01/29/2030(1)	218,000
200,000	5.50%, 04/30/2049(1)	241,250
200,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(7)	213,900
		673,150
	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
280,000	5.50%, 05/20/2025	308,868
15,000	5.63%, 05/20/2024	16,369
430,000	5.88%, 08/20/2026	481,600
CAD 3,000,000	Enbridge Gas, Inc. 4.77%, 12/17/2021(1)	2,443,057
		3,249,894
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
EUR 400,000	3.88%, 07/15/2028(7)	$ 500,602
100,000	3.88%, 07/15/2028(1)	125,151
$ 770,000	4.63%, 07/15/2028(1)	810,425
300,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	312,957
		1,749,135
	Healthcare - Services - 0.3%
	Acadia Healthcare Co., Inc.
700,000	5.00%, 04/15/2029(1)	733,250
460,000	5.50%, 07/01/2028(1)	490,475
EUR 392,000	CAB SELAS 3.38%, 02/01/2028(1)	469,079
	Catalent Pharma Solutions, Inc.
275,000	2.38%, 03/01/2028(7)	328,339
$ 55,000	3.13%, 02/15/2029(1)	53,900
75,000	5.00%, 07/15/2027(1)	78,469
165,000	Centene Corp. 4.25%, 12/15/2027	174,075
	CHS/Community Health Systems, Inc.
1,250,000	4.75%, 02/15/2031(1)	1,268,750
1,535,000	5.63%, 03/15/2027(1)	1,625,181
385,000	6.63%, 02/15/2025(1)	403,769
	HCA, Inc.
290,000	5.38%, 02/01/2025	328,686
925,000	5.38%, 09/01/2026	1,075,312
255,000	5.63%, 09/01/2028	306,688
280,000	7.50%, 11/15/2095	415,100
EUR 275,000	IQVIA, Inc. 2.25%, 01/15/2028(7)	330,116
$ 400,000	Rede D'or Finance S.a.r.l. 4.50%, 01/22/2030(7)	407,504
	Sound Inpatient Physicians Holdings LLC
247,350	2.84%, 06/27/2025, 1 mo. USD LIBOR + 2.750%	245,495
1,200,000	3.50%, 06/27/2025, 1 mo. USD LIBOR + 3.000%	1,194,756
		9,928,944
	Home Builders - 0.4%
3,478,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	3,643,205
235,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(1)	250,863
350,000	Empire Communities Corp. 7.00%, 12/15/2025(1)	368,812
150,000	KB Home 4.80%, 11/15/2029	163,500
375,000	M/I Homes, Inc. 4.95%, 02/01/2028	393,000
3,201,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	3,369,052
615,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(1)	692,644
75,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	81,094
2,140,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	2,204,200
		11,166,370

213

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Household Products/Wares - 0.1%
EUR 3,010,000	Diamond (BC) B.V. 5.63%, 08/15/2025(7)	$ 3,623,956
$ 225,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	237,656
		3,861,612
	Insurance - 0.7%
	Acrisure LLC / Acrisure Finance, Inc.
3,575,000	6.00%, 08/01/2029(1)	3,557,125
925,000	7.00%, 11/15/2025(1)	938,875
275,000	10.13%, 08/01/2026(1)	308,000
EUR 118,000	Aegon N.V. 0.12%, 10/15/2021, 10 year GNTH + 0.100%(2)(10)	120,568
	AIA Group Ltd.
$ 400,000	3.20%, 03/11/2025(1)	426,908
270,000	3.20%, 09/16/2040(1)	281,163
200,000	3.20%, 09/16/2040(7)	208,269
2,215,000	3.38%, 04/07/2030(1)	2,460,938
2,745,000	AmWINS Group, Inc. 4.88%, 06/30/2029(1)	2,799,900
155,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	153,838
475,000	AXA S.A. 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.256% thereafter)(7)(9)(10)	663,813
	Genworth Holdings, Inc.
3,858,000	4.80%, 02/15/2024	3,838,710
660,000	4.90%, 08/15/2023	663,300
2,189,000	6.50%, 06/15/2034	2,253,575
625,000	MGIC Investment Corp. 5.25%, 08/15/2028	664,422
450,000	Radian Group, Inc. 6.63%, 03/15/2025	504,000
		19,843,404
	Internet - 0.5%
	Arches Buyer, Inc.
419,000	4.25%, 06/01/2028(1)	425,184
3,809,000	6.13%, 12/01/2028(1)	3,932,145
281,437	Buzz Merger Sub Ltd. 2.84%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	277,920
725,000	Endure Digital, Inc. 6.00%, 02/15/2029(1)	703,250
625,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	623,438
	Meituan
630,000	3.05%, 10/28/2030(1)	586,831
420,000	3.05%, 10/28/2030(7)	391,221
	Prosus N.V.
200,000	3.83%, 02/08/2051(1)	185,588
200,000	4.03%, 08/03/2050(1)	192,155
	Tencent Holdings Ltd.
200,000	2.39%, 06/03/2030(1)	200,945
200,000	3.24%, 06/03/2050(1)	194,896
200,000	3.24%, 06/03/2050(7)	194,896
200,000	3.68%, 04/22/2041(1)	211,682
200,000	3.84%, 04/22/2051(1)	215,779
215,000	3.93%, 01/19/2038(7)	232,707
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Internet - 0.5% - (continued)
$ 6,445,000	3.94%, 04/22/2061(1)	$ 7,115,015
EUR 700,000	United Group B.V. 3.63%, 02/15/2028(7)	808,577
		16,492,229
	Investment Company Security - 0.9%
$ 2,445,000	Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(1)	2,536,333
5,934,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	6,023,010
	Huarong Finance Co., Ltd.
440,000	2.13%, 09/30/2023(7)	327,800
3,240,000	3.25%, 11/13/2024(7)	2,381,400
3,530,000	3.38%, 02/24/2030(7)	2,223,900
5,806,000	3.75%, 05/29/2024(7)	4,183,513
200,000	3.88%, 11/13/2029(7)	127,000
1,065,000	4.50%, 01/24/2022, (4.50% fixed rate until 01/24/2022; 5 year USD CMT + 7.77% thereafter)(7)(9)(10)	820,050
3,855,000	4.50%, 05/29/2029(7)	2,467,200
200,000	4.75%, 04/27/2027(7)	131,000
200,000	Huarong Finance II Co., Ltd. 4.63%, 06/03/2026(7)	134,000
5,825,000	Owl Rock Capital Corp. 3.40%, 07/15/2026	6,122,394
		27,477,600
	Iron/Steel - 0.8%
400,000	ABJA Investment Co. Pte Ltd. 5.45%, 01/24/2028(7)	423,520
	CSN Inova Ventures
4,970,000	6.75%, 01/28/2028(1)	5,485,339
1,820,000	6.75%, 01/28/2028(7)	2,008,716
200,000	CSN Resources S.A. 7.63%, 04/17/2026(1)	213,500
	Metinvest B.V.
EUR 2,525,000	5.63%, 06/17/2025(1)	3,152,532
$ 3,287,000	7.65%, 10/01/2027(1)	3,619,874
465,000	7.75%, 10/17/2029(1)	511,500
6,889,000	PJSC Koks via IMH Capital DAC 5.90%, 09/23/2025(1)	7,351,583
545,000	Vale Overseas Ltd. 3.75%, 07/08/2030	583,150
		23,349,714
	IT Services - 0.0%
	Presidio Holdings, Inc.
828,000	4.88%, 02/01/2027(1)	853,328
155,000	8.25%, 02/01/2028(1)	168,369
		1,021,697
	Leisure Time - 0.4%
	Carnival Corp.
9,660,000	5.75%, 03/01/2027(1)	9,774,712
EUR685,000	7.63%, 03/01/2026(1)	866,514
148,000	11.50%, 04/01/2023(1)	166,870
710,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	699,350
		11,507,446
	Lodging - 0.4%
	Boyd Gaming Corp.
325,000	4.75%, 12/01/2027	336,781

214

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Lodging - 0.4% - (continued)
$ 1,810,000	8.63%, 06/01/2025(1)	$ 1,972,882
470,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)(8)	466,475
	Wynn Macau Ltd.
9,510,000	5.50%, 01/15/2026(1)	9,842,850
715,000	5.63%, 08/26/2028(1)	732,875
		13,351,863
	Machinery-Diversified - 0.1%
199,875	AI Alpine AT Bidco GmbH 3.14%, 10/31/2025, 1 mo. USD LIBOR + 3.000%	193,879
353,138	Pro Mach Group, Inc. 2.84%, 03/07/2025, 1 mo. USD LIBOR + 2.750%	347,399
	Vertical Midco GmbH Co.
EUR 1,090,000	4.38%, 07/15/2027(7)	1,352,361
720,000	4.38%, 07/15/2027(1)	893,303
		2,786,942
	Media - 1.1%
$ 300,000	Altice Financing S.A. 7.50%, 05/15/2026(1)	312,129
625,000	Cable Onda S.A. 4.50%, 01/30/2030(7)	659,063
190,000	Cable One, Inc. 4.00%, 11/15/2030(1)	190,950
	CCO Holdings LLC / CCO Holdings Capital Corp.
70,000	4.25%, 02/01/2031(1)	72,100
980,000	4.50%, 08/15/2030(1)	1,029,000
199,000	5.75%, 02/15/2026(1)	205,766
725,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	758,618
1,795,000	Discovery Communications LLC 4.65%, 05/15/2050	2,128,615
	DISH DBS Corp.
365,000	5.00%, 03/15/2023	380,056
200,000	5.88%, 07/15/2022	207,000
975,000	5.88%, 11/15/2024	1,050,446
190,000	7.38%, 07/01/2028	205,565
	Globo Comunicacao e Participacoes S.A.
400,000	4.88%, 01/22/2030(1)	412,504
200,000	5.13%, 03/31/2027(1)	208,100
2,700,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	2,875,500
210,000	NEP Group, Inc. 7.09%, 10/19/2026, 3 mo. USD LIBOR + 7.000%	201,810
400,000	Nexstar Broadcasting, Inc. 5.63%, 07/15/2027(1)	422,880
300,000	Sirius XM Radio, Inc. 5.00%, 08/01/2027(1)	313,500
	Virgin Media Secured Finance plc
GBP 1,710,000	4.13%, 08/15/2030(7)	2,361,452
975,000	4.13%, 08/15/2030(1)	1,346,442
$ 2,310,000	4.50%, 08/15/2030(1)	2,329,704
EUR 700,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	818,093
	Virgin Media Vendor Financing Notes DAC
GBP 3,705,000	4.88%, 07/15/2028(7)	5,238,017
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Media - 1.1% - (continued)
GBP 790,000	4.88%, 07/15/2028(1)	$ 1,116,878
$ 2,930,000	VTR Comunicaciones S.p.A. 4.38%, 04/15/2029(1)	2,930,000
	VTR Finance N.V.
2,855,000	6.38%, 07/15/2028(1)	3,016,108
1,590,000	6.38%, 07/15/2028(7)	1,679,724
637,000	Ziggo B.V. 5.50%, 01/15/2027(1)	661,026
		33,131,046
	Metal Fabricate/Hardware - 0.3%
225,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	234,833
7,300,000	Interpipe Holdings plc 8.38%, 05/13/2026(1)	7,246,710
	Novelis Corp.
170,000	3.25%, 11/15/2026(1)	172,550
175,000	3.88%, 08/15/2031(1)	176,792
415,000	4.75%, 01/30/2030(1)	441,896
165,000	5.88%, 09/30/2026(1)	170,973
		8,443,754
	Mining - 0.1%
205,000	AngloGold Ashanti Holdings plc 3.75%, 10/01/2030	213,303
	Constellium SE
EUR 500,000	4.25%, 02/15/2026(7)	602,004
$ 425,000	5.63%, 06/15/2028(1)	453,156
301,000	FMG Resources August Pty Ltd. 4.50%, 09/15/2027(1)	328,466
275,000	VM Holding S.A. 5.38%, 05/04/2027(1)	288,420
		1,885,349
	Office/Business Equipment - 0.1%
200,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	207,269
615,000	Xerox Corp. 4.38%, 03/15/2023	642,675
	Xerox Holdings Corp.
365,000	5.00%, 08/15/2025(1)	389,017
1,125,000	5.50%, 08/15/2028(1)	1,186,807
		2,425,768
	Oil & Gas - 4.2%
	Apache Corp.
200,000	4.38%, 10/15/2028	211,886
575,000	4.63%, 11/15/2025	618,125
16,000	4.75%, 04/15/2043	16,440
19,000	5.10%, 09/01/2040	20,378
	Continental Resources, Inc.
5,255,000	4.38%, 01/15/2028	5,819,912
94,000	4.50%, 04/15/2023	97,745
90,000	4.90%, 06/01/2044(8)	103,850
6,290,000	5.75%, 01/15/2031(1)	7,581,337
240,000	Ecopetrol S.A. 5.38%, 06/26/2026	262,440
	Empresa Nacional del Petroleo
200,000	3.75%, 08/05/2026(7)	210,583
200,000	5.25%, 11/06/2029(7)	226,002
	Energean Israel Finance Ltd.
2,065,000	4.50%, 03/30/2024(1)(7)	2,101,001
2,455,000	4.88%, 03/30/2026(1)(7)	2,509,501
6,205,000	5.38%, 03/30/2028(1)(7)	6,338,730
9,845,000	5.88%, 03/30/2031(1)(7)	10,084,332
225,000	EQT Corp. 3.13%, 05/15/2026(1)	231,458
400,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(7)	525,480

215

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Oil & Gas - 4.2% - (continued)
$ 7,515,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(1)(8)	$ 7,261,744
	Leviathan Bond Ltd.
317,000	6.13%, 06/30/2025(1)(7)	344,824
3,177,000	6.50%, 06/30/2027(1)(7)	3,498,627
4,385,000	6.75%, 06/30/2030(1)(7)	4,914,655
4,497,000	Matador Resources Co. 5.88%, 09/15/2026	4,571,066
7,055,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.63%, 11/08/2026(1)	7,206,432
	Occidental Petroleum Corp.
250,000	3.00%, 02/15/2027	248,125
70,000	3.20%, 08/15/2026	69,475
525,000	3.40%, 04/15/2026	530,224
288,000	4.20%, 03/15/2048	275,760
4,447,000	4.40%, 04/15/2046	4,362,818
120,000	5.50%, 12/01/2025	132,000
4,570,000	6.13%, 01/01/2031	5,398,769
10,000	6.38%, 09/01/2028	11,650
	Ovintiv Exploration, Inc.
105,000	5.38%, 01/01/2026	118,492
430,000	5.63%, 07/01/2024	476,077
610,000	Pertamina Persero PT 4.15%, 02/25/2060(7)	614,054
	Petrobras Global Finance B.V.
1,825,000	5.50%, 06/10/2051	1,795,344
300,000	5.60%, 01/03/2031	333,900
1,100,000	5.75%, 02/01/2029	1,240,811
3,345,000	6.75%, 06/03/2050	3,813,701
335,000	6.90%, 03/19/2049	392,888
220,000	7.38%, 01/17/2027	267,498
	Petroleos de Venezuela S.A.
290,000	6.00%, 05/16/2024*(7)(11)	12,325
125,000	9.00%, 11/17/2021*(7)(11)	5,313
	Petroleos Mexicanos
625,000	4.25%, 01/15/2025	643,025
10,000	5.95%, 01/28/2031	9,830
2,460,000	6.38%, 01/23/2045	2,117,568
640,000	6.50%, 06/02/2041	576,118
485,000	6.75%, 09/21/2047	433,542
405,000	6.84%, 01/23/2030	422,654
10,905,000	7.69%, 01/23/2050	10,599,660
620,000	Qatar Petroleum Industry 2.25%, 07/12/2031(1)	627,286
495,000	Qatar Petroleum SR Unsecured 1.38%, 09/12/2026(1)	496,355
1,920,000	Range Resources Corp. 8.25%, 01/15/2029(1)	2,125,478
350,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	365,313
160,000	Transocean, Inc. 6.80%, 03/15/2038	86,400
	Tullow Oil plc
2,360,000	7.00%, 03/01/2025(7)	2,038,568
13,765,000	10.25%, 05/15/2026(1)	14,350,012
	YPF S.A.
8,655,000	6.95%, 07/21/2027(7)	6,038,593
140,000	7.00%, 12/15/2047(7)	91,176
1,970,000	8.50%, 03/23/2025	1,787,775
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Oil & Gas - 4.2% - (continued)
$ 97,000	8.50%, 03/23/2025(1)	$ 88,028
160,000	8.75%, 04/04/2024(1)	142,000
		127,895,153
	Oil & Gas Services - 0.4%
6,885,000	Borets Finance DAC 6.00%, 09/17/2026(1)	7,214,791
4,204,201	Guara Norte S.a.r.l. 5.20%, 06/15/2034(1)	4,329,066
		11,543,857
	Packaging & Containers - 0.7%
	ARD Finance S.A. (5.00% Cash, 5.75% PIK)
EUR 2,670,000	5.00%, 06/30/2027(7)(12)	3,255,970
785,000	5.00%, 06/30/2027(1)(12)	957,280
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
850,000	2.13%, 08/15/2026(7)	1,009,572
270,000	2.13%, 08/15/2026(1)	320,688
$ 1,505,000	5.25%, 08/15/2027(1)	1,536,752
EUR 200,000	Ball Corp. 1.50%, 03/15/2027	241,550
	Berry Global, Inc.
100,000	1.50%, 01/15/2027(7)	122,586
$ 250,000	5.63%, 07/15/2027(1)	263,125
EUR 625,000	Crown European Holdings S.A. 2.88%, 02/01/2026(7)	791,451
$ 640,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	648,141
325,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	316,469
	Owens-Brockway Glass Container, Inc.
40,000	5.38%, 01/15/2025(1)	42,525
333,000	5.88%, 08/15/2023(1)	356,726
552,000	6.38%, 08/15/2025(1)	616,860
1,685,000	6.63%, 05/13/2027(1)	1,819,800
7,405,000	SAN Miguel Industrias Pet S.A. 3.50%, 08/02/2028(1)	7,249,495
EUR 400,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	477,109
640,000	Titan Holdings II B.V. 5.13%, 07/15/2029(1)	772,637
785,000	Trivium Packaging Finance B.V. 3.75%, 08/15/2026(7)	941,455
		21,740,191
	Pharmaceuticals - 1.1%
	Bausch Health Cos., Inc.
$ 8,280,000	5.00%, 01/30/2028(1)	7,897,050
3,460,000	5.00%, 02/15/2029(1)	3,248,075
185,000	5.25%, 01/30/2030(1)	174,115
397,000	6.13%, 04/15/2025(1)	405,188
1,578,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 9.50%, 07/31/2027(1)(8)	1,583,049
1,255,000	Organon Finance LLC 5.13%, 04/30/2031(1)	1,292,650
555,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(1)	566,100

216

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Pharmaceuticals - 1.1% - (continued)
	Teva Pharmaceutical Finance Netherlands B.V.
$ 1,000,000	2.80%, 07/21/2023	$ 988,500
14,945,000	3.15%, 10/01/2026	14,341,222
EUR 1,745,000	4.50%, 03/01/2025	2,160,452
		32,656,401
	Pipelines - 0.6%
$ 200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(7)	238,000
7,310,000	AI Candelaria Spain SLU 5.75%, 06/15/2033(1)(8)	7,457,881
315,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	329,175
	Buckeye Partners L.P.
188,000	3.95%, 12/01/2026	190,425
150,000	4.13%, 03/01/2025(1)	154,837
155,000	4.13%, 12/01/2027	158,100
75,000	4.50%, 03/01/2028(1)	76,125
125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	134,844
265,000	Cheniere Energy, Inc. 4.63%, 10/15/2028	279,400
300,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	331,500
678,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	695,357
339,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	358,730
	EQM Midstream Partners L.P.
150,000	4.50%, 01/15/2029(1)	151,805
1,980,000	4.75%, 01/15/2031(1)	2,014,650
60,000	6.00%, 07/01/2025(1)	65,345
35,000	6.50%, 07/01/2027(1)	39,288
185,000	6.50%, 07/15/2048	203,252
	Galaxy Pipeline Assets Bidco Ltd.
200,000	1.75%, 09/30/2027(1)	202,543
320,000	2.16%, 03/31/2034(1)	316,842
440,000	2.63%, 03/31/2036(1)	435,776
380,000	2.63%, 03/31/2036(7)	376,352
325,000	2.94%, 09/30/2040(1)	327,337
200,000	3.25%, 09/30/2040(1)	202,782
300,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 03/01/2027(1)	309,750
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
165,000	4.00%, 01/15/2032(1)	170,562
235,000	4.88%, 02/01/2031(1)	254,094
600,000	6.50%, 07/15/2027	651,750
CAD 2,400,000	TransCanada PipeLines Ltd. 3.65%, 11/15/2021	1,940,230
	Venture Global Calcasieu Pass LLC
$ 190,000	3.88%, 08/15/2029(1)	194,275
225,000	4.13%, 08/15/2031(1)	232,875
	Western Midstream Operating L.P.
425,000	3.95%, 06/01/2025	438,281
400,000	5.30%, 02/01/2030	449,014
125,000	6.50%, 02/01/2050	147,031
		19,528,208
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Real Estate - 1.3%
	CIFI Holdings Group Co., Ltd.
$ 7,800,000	5.25%, 05/13/2026(7)	$ 7,702,589
475,000	5.95%, 10/20/2025(7)	482,385
4,120,000	6.00%, 07/16/2025(7)	4,192,413
	Country Garden Holdings Co., Ltd.
410,000	5.63%, 01/14/2030(7)	435,798
200,000	6.15%, 09/17/2025(7)	214,025
	KWG Group Holdings Ltd.
695,000	5.95%, 08/10/2025(7)	701,064
5,865,000	6.30%, 02/13/2026(7)	5,366,851
200,000	7.40%, 01/13/2027(7)	189,176
	Times China Holdings Ltd.
8,235,000	6.20%, 03/22/2026(7)	7,506,203
4,145,000	6.75%, 07/08/2025(7)	3,992,380
	Yuzhou Group Holdings Co., Ltd.
6,370,000	6.35%, 01/13/2027(7)	4,196,666
240,000	7.38%, 01/13/2026(7)	165,133
4,480,000	7.70%, 02/20/2025(7)	3,328,685
		38,473,368
	Real Estate Investment Trusts - 0.2%
930,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	1,058,291
625,000	FelCor Lodging L.P. 6.00%, 06/01/2025	639,062
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
2,841,000	4.25%, 02/01/2027(1)	2,836,265
150,000	5.25%, 03/15/2022(1)	149,993
1,125,000	5.25%, 10/01/2025(1)	1,141,875
	VICI Properties L.P. / VICI Note Co., Inc.
195,000	3.50%, 02/15/2025(1)	198,405
150,000	3.75%, 02/15/2027(1)	154,313
30,000	4.13%, 08/15/2030(1)	31,552
		6,209,756
	Retail - 1.8%
	1011778 BC ULC / New Red Finance, Inc.
405,000	3.50%, 02/15/2029(1)	402,777
300,000	3.88%, 01/15/2028(1)	302,187
110,000	4.00%, 10/15/2030(1)	109,725
175,000	5.75%, 04/15/2025(1)	184,406
610,000	Ambience Merger Sub, Inc. 7.13%, 07/15/2029(1)	617,625
3,751,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(8)(12)	3,770,618
2,910,000	Beacon Roofing Supply, Inc. 4.13%, 05/15/2029(1)	2,902,725
270,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.13%, 04/15/2029(1)	277,425
1,155,000	CEC Entertainment LLC 6.75%, 05/01/2026(1)	1,155,231
	eG Global Finance plc
EUR 3,142,000	4.38%, 02/07/2025(7)	3,665,697
543,000	6.25%, 10/30/2025(7)	659,850
$ 705,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	732,967

217

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Retail - 1.8% - (continued)
$ 7,425,000	Jollibee Worldwide Pte Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(7)(9)(10)	$ 7,397,973
425,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	444,125
	L Brands, Inc.
440,000	5.25%, 02/01/2028	495,000
1,225,000	6.63%, 10/01/2030(1)	1,408,750
4,956,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	4,965,615
360,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	382,950
758,000	Macy's Retail Holdings LLC 5.88%, 04/01/2029(1)(8)	799,576
	Michaels Cos., Inc.
430,000	5.25%, 05/01/2028(1)	445,050
5,451,000	7.88%, 05/01/2029(1)	5,655,412
	PetSmart, Inc.
500,000	4.75%, 02/15/2028(1)	519,150
3,317,000	7.75%, 02/15/2029(1)	3,635,598
5,629,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	5,910,450
	SRS Distribution, Inc.
360,000	4.63%, 07/01/2028(1)	367,200
400,000	6.13%, 07/01/2029(1)	408,860
1,105,000	Staples, Inc. 7.50%, 04/15/2026(1)	1,121,575
610,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.00%, 06/01/2031(1)	633,638
3,493,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	3,497,750
GBP 375,000	Wheel Bidco Ltd. 6.75%, 07/15/2026(1)	521,954
$ 70,000	Yum! Brands, Inc. 3.63%, 03/15/2031	71,957
		53,463,816
	Semiconductors - 0.1%
3,460,000	Broadcom, Inc. 4.15%, 11/15/2030	3,917,876
200,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	223,250
		4,141,126
	Software - 0.2%
225,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	225,462
EUR 2,420,000	Brunello Bidco S.p.A. 3.75%, 02/15/2028, 3 mo. Euribor + 3.750%(1)(2)	2,863,633
$ 75,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026(1)	78,750
100,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	108,750
708,409	Ceridian HCM Holding, Inc. 2.58%, 04/30/2025, 1 mo. USD LIBOR + 2.500%	695,126
465,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	470,231
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Software - 0.2% - (continued)
$ 400,000	Epicor Software Corp. 8.75%, 07/31/2028, 1 mo. USD LIBOR + 7.750%	$ 413,000
244,441	Evertec Group LLC 3.59%, 11/27/2024, 1 mo. USD LIBOR + 3.500%	244,136
250,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	260,625
255,000	Open Text Corp. 3.88%, 02/15/2028(1)	263,288
100,000	Press Ganey Holdings, Inc. 4.50%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	100,000
425,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	449,799
		6,172,800
	Telecommunications - 1.6%
EUR 340,000	Altice France Holding S.A. 8.00%, 05/15/2027(1)	433,070
	Altice France S.A.
425,000	2.50%, 01/15/2025(1)	497,173
200,000	3.38%, 01/15/2028(7)	233,148
720,000	4.00%, 07/15/2029(1)	858,891
$ 210,000	5.13%, 07/15/2029(1)	211,556
EUR 3,495,000	5.88%, 02/01/2027(7)	4,379,151
$ 200,000	7.38%, 05/01/2026(1)	208,000
3,195,000	AT&T, Inc. 2.75%, 06/01/2031	3,366,754
200,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(7)	219,636
365,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(7)	398,876
230,000	Embarq Corp. 8.00%, 06/01/2036	257,600
	Frontier Communications Corp.
265,000	5.00%, 05/01/2028(1)	274,113
2,075,000	5.88%, 10/15/2027(1)	2,217,449
475,000	5.88%, 11/01/2029	485,688
610,000	6.75%, 05/01/2029(1)	649,650
	Lorca Telecom Bondco S.A.
EUR 2,525,000	4.00%, 09/18/2027(7)	3,075,943
2,360,000	4.00%, 09/18/2027(1)	2,874,941
$ 180,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(7)	196,200
6,870,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(7)(9)(10)	7,204,912
405,000	Ooredoo International Finance Ltd. 2.63%, 04/08/2031(1)	415,149
	Sprint Corp.
240,000	7.13%, 06/15/2024	275,940
600,000	7.88%, 09/15/2023	678,936
	Telecom Argentina S.A.
5,675,000	8.00%, 07/18/2026	5,448,057
3,230,000	8.00%, 07/18/2026(1)	3,100,832
594,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	644,104
3,015,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,165,750
CAD 1,000,000	TELUS Corp. 2.35%, 03/28/2022	809,858
	T-Mobile USA, Inc.
$ 135,000	2.25%, 02/15/2026	136,519
325,000	2.63%, 04/15/2026	333,223
	VEON Holdings B.V.
420,000	3.38%, 11/25/2027(1)	423,440
305,000	3.38%, 11/25/2027(7)	307,498

218

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Telecommunications - 1.6% - (continued)
$ 400,000	4.00%, 04/09/2025(7)	$ 420,656
	Vmed UK Financing plc
EUR 455,000	3.25%, 01/31/2031(1)	545,303
$ 1,550,000	4.25%, 01/31/2031(1)	1,534,500
1,690,000	Vodafone Group plc 7.00%, 04/04/2079, (7.00% fixed rate until 01/04/2029; 5 year USD Swap + 4.873% thereafter)(9)	2,097,839
	VTR Comunicaciones S.p.A.
178,000	5.13%, 01/15/2028(7)	185,743
160,000	5.13%, 01/15/2028(1)	166,960
		48,733,058
	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
205,000	3.38%, 04/01/2026(1)	213,241
150,000	5.88%, 12/15/2027(1)	164,437
		377,678
	Transportation - 0.0%
345,000	First Student Bidco, Inc. 4.00%, 07/31/2029(1)	345,431
	Rumo Luxembourg S.a.r.l.
265,000	5.25%, 01/10/2028(1)	282,864
200,000	5.25%, 01/10/2028(7)	213,482
		841,777
	Trucking & Leasing - 0.0%
100,000	DAE Funding LLC 4.50%, 08/01/2022(7)	100,000
	Water - 0.0%
610,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024	628,306
	Total Corporate Bonds (cost $955,920,678)	$ 982,762,085
FOREIGN GOVERNMENT OBLIGATIONS - 23.0%
	Angola - 0.6%
	Angolan Government International Bond
6,585,000	8.00%, 11/26/2029(7)	$ 6,808,100
10,205,000	8.25%, 05/09/2028(7)	10,715,250
400,000	9.38%, 05/08/2048(7)	419,000
		17,942,350
	Argentina - 0.9%
	Argentine Republic Government International Bond
22,770,601	0.50%, 07/09/2030(2)(4)	8,277,114
780,658	1.00%, 07/09/2029	299,382
29,346,093	1.13%, 07/09/2035(2)(4)(8)	9,508,134
4,785,000	2.00%, 01/09/2038(2)(4)	1,894,860
18,672,195	2.50%, 07/09/2041(2)(4)	6,974,998
	Provincia de Cordoba
164,367	5.00%, 06/01/2027(4)(7)	111,771
154,156	6.88%, 02/01/2029(4)(7)	97,120
		27,163,379
	Armenia - 0.1%
	Republic of Armenia International Bond
470,000	3.60%, 02/02/2031(1)	446,218
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Armenia - 0.1% - (continued)
$ 480,000	3.60%, 02/02/2031(7)	$ 455,712
200,000	3.95%, 09/26/2029(7)	198,000
210,000	7.15%, 03/26/2025(7)	238,350
		1,338,280
	Azerbaijan - 0.2%
	Republic of Azerbaijan International Bond
1,330,000	3.50%, 09/01/2032(7)	1,379,875
1,675,000	4.75%, 03/18/2024(7)	1,811,714
960,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(7)	1,138,147
		4,329,736
	Benin - 0.4%
	Benin Government International Bond
EUR 5,055,000	4.88%, 01/19/2032(1)	5,931,345
6,200,000	4.95%, 01/22/2035(1)	7,131,016
		13,062,361
	Bermuda - 0.0%
	Bermuda Government International Bond
$ 350,000	3.38%, 08/20/2050(7)	359,555
200,000	4.75%, 02/15/2029(1)	233,360
		592,915
	Brazil - 0.8%
	Brazil Notas do Tesouro Nacional
BRL 16,795,000	10.00%, 01/01/2025	3,338,720
16,871,000	10.00%, 01/01/2027	3,355,853
45,410,000	10.00%, 01/01/2031	8,950,877
	Brazilian Government International Bond
$ 2,070,000	3.75%, 09/12/2031	2,046,195
1,295,000	3.88%, 06/12/2030	1,305,554
2,050,000	4.75%, 01/14/2050	1,967,590
3,765,000	5.00%, 01/27/2045	3,755,173
		24,719,962
	Bulgaria - 0.0%
EUR 705,000	Bulgaria Government International Bond 1.38%, 09/23/2050(7)	818,998
	Canada - 1.5%
	Alberta T-Bill
CAD 4,500,000	0.19%, 10/12/2021(13)	3,605,627
3,365,000	0.19%, 10/26/2021(13)	2,695,668
3,000,000	0.22%, 01/04/2022(13)	2,402,236
4,000,000	0.24%, 04/12/2022(13)	3,200,641
	City of Montreal Canada
650,000	0.25%, 05/11/2022	520,893
2,100,000	4.50%, 12/01/2021	1,706,558
1,600,000	City of Vancouver 3.45%, 12/02/2021	1,296,971
1,960,000	Hydro Quebec Interest Strip 0.00%, 01/16/2022(6)	1,568,811
5,000,000	Municipal Finance Authority of British Columbia 3.35%, 06/01/2022	4,110,404
1,500,000	Ontario Electricity Financial Corp. 10.13%, 10/15/2021	1,225,595
500,000	Ontario Hydro Corp. Coupon Strip 0.00%, 08/06/2021(6)	400,762

219

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Canada - 1.5% - (continued)
CAD 2,000,000	Ontario Hydro Residual Strip 0.00%, 10/15/2021(6)	$ 1,602,392
	Ontario T-Bill
3,000,000	0.19%, 08/25/2021(13)	2,404,232
1,550,000	0.21%, 01/12/2022(13)	1,241,267
2,000,000	0.22%, 01/05/2022(13)	1,601,635
2,000,000	Ontario Treasury Bill 0.22%, 02/09/2022(13)	1,601,299
3,980,000	OPB Finance Trust 1.88%, 02/24/2022(7)	3,216,973
	PEI Treasury Note
2,000,000	0.00%, 08/03/2021	1,603,046
2,000,000	0.00%, 10/26/2021	1,602,020
2,000,000	Province of British Columbia Canada 3.25%, 12/18/2021	1,621,534
600,000	Province of New Brunswick Canada Generic Coupon Strip 0.00%, 09/26/2021(6)	480,685
1,000,000	Province of Nova Scotia Canada Residual Strip 0.00%, 01/30/2022(6)	800,207
1,250,000	Province of Saskatchewan 0.00%, 08/17/2021	1,001,730
	PSP Capital, Inc.
2,500,000	1.34%, 08/18/2021	2,004,821
2,500,000	1.73%, 06/21/2022(7)	2,029,819
		45,545,826
	Chile - 0.3%
CLP 5,490,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(1)(7)	7,386,601
	China - 0.2%
CNY 47,220,000	Agricultural Development Bank of China 2.96%, 04/17/2030	7,123,282
	Colombia - 1.4%
	Colombia Government International Bond
$ 2,935,000	3.00%, 01/30/2030	2,881,113
4,565,000	3.13%, 04/15/2031	4,473,380
2,325,000	3.25%, 04/22/2032	2,278,337
2,240,000	4.13%, 05/15/2051	2,089,069
16,820,000	5.00%, 06/15/2045	17,578,414
820,000	5.20%, 05/15/2049	883,698
3,150,000	5.63%, 02/26/2044	3,516,629
835,000	6.13%, 01/18/2041	982,085
COP 27,576,100,000	Colombian TES 7.00%, 06/30/2032	6,947,499
		41,630,224
	Croatia - 0.2%
	Croatia Government International Bond
EUR 950,000	1.13%, 03/04/2033(7)	1,141,204
2,930,000	1.50%, 06/17/2031(7)	3,687,980
1,820,000	1.75%, 03/04/2041(7)	2,235,898
		7,065,082
	Dominican Republic - 0.4%
	Dominican Republic International Bond
$ 425,000	4.50%, 01/30/2030(7)	435,417
197,000	4.88%, 09/23/2032(1)	204,390
720,000	5.30%, 01/21/2041(1)	728,107
365,000	5.30%, 01/21/2041(7)	369,110
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Dominican Republic - 0.4% - (continued)
$ 455,000	5.95%, 01/25/2027(7)	$ 511,197
825,000	6.40%, 06/05/2049(7)	895,958
8,430,000	6.40%, 06/05/2049(1)	9,155,064
115,000	6.85%, 01/27/2045(7)	130,670
		12,429,913
	Ecuador - 0.0%
400,000	Ecuador Government International Bond 1.00%, 07/31/2035(2)(4)(7)	277,004
	Egypt - 0.5%
	Egypt Government International Bond
325,000	3.88%, 02/16/2026(1)	316,875
EUR 570,000	4.75%, 04/16/2026(7)	697,794
$ 480,000	5.58%, 02/21/2023(1)	502,225
3,800,000	5.88%, 02/16/2031(1)	3,655,600
EUR 100,000	6.38%, 04/11/2031(7)	121,332
$ 300,000	6.59%, 02/21/2028(1)	313,650
725,000	7.50%, 02/16/2061(1)	674,250
200,000	7.60%, 03/01/2029(7)	216,960
5,200,000	7.63%, 05/29/2032(1)	5,485,064
650,000	7.90%, 02/21/2048(7)	633,750
915,000	8.50%, 01/31/2047(7)	944,917
895,000	8.88%, 05/29/2050(1)	952,378
		14,514,795
	El Salvador - 0.0%
	El Salvador Government International Bond
125,000	5.88%, 01/30/2025(7)	112,050
95,000	6.38%, 01/18/2027(7)	82,612
30,000	8.25%, 04/10/2032(7)	27,219
		221,881
	Ethiopia - 0.0%
205,000	Ethiopia International Bond 6.63%, 12/11/2024(7)	182,133
	Gabon - 0.1%
	Gabon Government International Bond
245,000	6.63%, 02/06/2031(7)	245,441
600,000	6.63%, 02/06/2031(1)	601,080
800,000	6.95%, 06/16/2025(7)	866,176
		1,712,697
	Ghana - 0.2%
	Ghana Government International Bond
1,500,000	6.38%, 02/11/2027(1)	1,474,455
355,000	7.75%, 04/07/2029(1)	357,524
841,000	7.88%, 02/11/2035(1)	806,650
2,585,000	7.88%, 02/11/2035(7)	2,479,418
235,000	8.63%, 06/16/2049(7)	222,775
		5,340,822
	Honduras - 0.0%
	Honduras Government International Bond
300,000	5.63%, 06/24/2030(1)(8)	313,125
150,000	5.63%, 06/24/2030(7)	156,563
		469,688

220

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Hungary - 0.1%
	Hungary Government International Bond
EUR 790,000	1.50%, 11/17/2050(7)	$ 888,875
809,000	1.63%, 04/28/2032(7)	1,029,122
855,000	1.75%, 06/05/2035(7)	1,086,883
		3,004,880
	India - 0.2%
INR 553,500,000	India Government Bond 5.77%, 08/03/2030	7,127,724
	Indonesia - 0.8%
	Indonesia Government International Bond
EUR 115,000	1.10%, 03/12/2033	133,605
$ 975,000	4.35%, 01/08/2027(7)	1,106,107
2,505,000	4.63%, 04/15/2043(7)	2,932,336
355,000	4.75%, 01/08/2026(7)	406,099
760,000	4.75%, 02/11/2029	892,882
1,585,000	4.75%, 07/18/2047(7)	1,907,880
1,980,000	5.13%, 01/15/2045(7)	2,463,076
	Indonesia Treasury Bond
IDR 110,495,000,000	6.50%, 02/15/2031	7,727,965
50,229,000,000	7.00%, 09/15/2030	3,646,704
51,037,000,000	7.50%, 06/15/2035	3,705,366
		24,922,020
	Italy - 0.0%
EUR 1,000,000	Italy Buoni Poliennali Del Tesoro 1.20%, 04/01/2022(7)	1,199,728
	Ivory Coast - 0.3%
	Ivory Coast Government International Bond
965,000	4.88%, 01/30/2032(1)	1,155,720
500,000	4.88%, 01/30/2032(7)	598,819
995,000	5.88%, 10/17/2031(1)	1,273,717
2,485,000	5.88%, 10/17/2031(7)	3,181,092
$ 1,060,000	6.13%, 06/15/2033(7)	1,147,238
EUR 510,000	6.88%, 10/17/2040(7)	667,528
		8,024,114
	Japan - 5.1%
JPY 200,000,000	Japan Expressway Holding and Debt Repayment Agency 1.00%, 10/29/2021	1,827,529
	Japan Treasury Discount Bill
294,450,000	(0.12%), 01/25/2022(13)	2,685,481
1,447,000,000	(0.11%), 08/25/2021(13)	13,190,750
729,050,000	(0.11%), 08/30/2021(13)	6,646,060
1,179,800,000	(0.11%), 10/18/2021(13)	10,756,697
605,650,000	(0.11%), 10/25/2021(13)	5,522,070
1,456,350,000	(0.10%), 08/02/2021(13)	13,275,147
1,087,650,000	(0.10%), 08/10/2021(13)	9,914,533
456,400,000	(0.10%), 08/16/2021(13)	4,160,407
1,144,050,000	(0.10%), 08/23/2021(13)	10,429,022
1,158,100,000	(0.10%), 09/06/2021(13)	10,557,514
1,759,050,000	(0.10%), 09/13/2021(13)	16,036,242
1,461,050,000	(0.10%), 09/21/2021(13)	13,319,863
755,750,000	(0.10%), 09/27/2021(13)	6,890,022
890,750,000	(0.10%), 10/04/2021(13)	8,120,963
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Japan - 5.1% - (continued)
JPY 877,100,000	(0.10%), 10/11/2021(13)	$ 7,996,688
1,455,850,000	(0.10%), 11/01/2021(13)	13,274,093
		154,603,081
	Jordan - 0.1%
	Jordan Government International Bond
$ 200,000	4.95%, 07/07/2025(1)	207,758
530,000	5.85%, 07/07/2030(7)	548,232
2,160,000	6.13%, 01/29/2026(7)	2,340,900
		3,096,890
	Macedonia - 0.1%
	North Macedonia Government International Bond
EUR 635,000	1.63%, 03/10/2028(1)	751,521
225,000	1.63%, 03/10/2028(7)	266,287
375,000	3.68%, 06/03/2026(1)	492,388
665,000	3.68%, 06/03/2026(7)	873,169
		2,383,365
	Mexico - 1.8%
	Mexican Bonos
MXN 74,472,200	5.75%, 03/05/2026	3,634,487
295,189,400	7.75%, 05/29/2031	15,731,473
65,987,200	8.50%, 11/18/2038	3,618,576
	Mexico Government International Bond
EUR 1,114,000	1.13%, 01/17/2030	1,295,052
5,600,000	1.45%, 10/25/2033	6,306,861
1,770,000	2.13%, 10/25/2051	1,779,001
$ 200,000	4.35%, 01/15/2047	210,606
8,675,000	4.50%, 01/31/2050	9,290,925
2,765,000	4.75%, 04/27/2032	3,172,727
2,686,000	4.75%, 03/08/2044	2,974,020
4,510,000	5.00%, 04/27/2051	5,163,860
		53,177,588
	Mongolia - 0.3%
7,093,000	Mongolia Government International Bond 5.13%, 04/07/2026(1)	7,472,602
	Morocco - 0.1%
	Morocco Government International Bond
EUR 750,000	1.50%, 11/27/2031(7)	838,195
140,000	2.00%, 09/30/2030(7)	165,151
$ 350,000	4.25%, 12/11/2022(7)	366,625
		1,369,971
	Oman - 0.4%
	Oman Government International Bond
670,000	5.38%, 03/08/2027(7)	703,522
410,000	5.63%, 01/17/2028(7)	431,295
460,000	6.25%, 01/25/2031(1)	496,701
430,000	6.25%, 01/25/2031(7)	464,307
6,685,000	6.50%, 03/08/2047(7)	6,627,843
2,305,000	6.75%, 01/17/2048(7)	2,328,050
		11,051,718

221

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Pakistan - 0.0%
	Pakistan Government International Bond
$ 220,000	6.00%, 04/08/2026(1)	$ 221,375
715,000	6.88%, 12/05/2027(7)	731,087
		952,462
	Panama - 0.2%
	Panama Government International Bond
1,030,000	3.16%, 01/23/2030	1,081,479
835,000	3.87%, 07/23/2060	862,330
495,000	4.30%, 04/29/2053	550,692
585,000	4.50%, 04/16/2050	665,672
1,345,000	4.50%, 04/01/2056	1,534,322
465,000	Panama Notas del Tesoro 3.75%, 04/17/2026	502,991
		5,197,486
	Peru - 0.1%
	Peruvian Government International Bond
695,000	2.78%, 01/23/2031	697,773
1,780,000	4.13%, 08/25/2027	1,974,803
300,000	7.35%, 07/21/2025	365,064
		3,037,640
	Philippines - 0.1%
	Philippine Government International Bond
1,810,000	3.70%, 03/01/2041	1,969,781
650,000	3.95%, 01/20/2040	726,879
		2,696,660
	Romania - 0.8%
	Romanian Government International Bond
EUR 340,000	1.38%, 12/02/2029(1)	400,227
535,000	1.38%, 12/02/2029(7)	629,769
345,000	1.75%, 07/13/2030(1)	409,461
890,000	2.00%, 01/28/2032(7)	1,061,100
120,000	2.00%, 01/28/2032(1)	143,070
460,000	2.00%, 04/14/2033(1)	538,854
6,170,000	2.63%, 12/02/2040(1)	7,160,948
2,260,000	2.63%, 12/02/2040(7)	2,622,973
1,910,000	2.75%, 04/14/2041(1)	2,224,505
655,000	2.75%, 04/14/2041(7)	762,854
315,000	2.88%, 03/11/2029(7)	412,268
5,705,000	2.88%, 04/13/2042(1)	6,674,784
400,000	3.38%, 02/08/2038(7)	515,781
215,000	3.38%, 01/28/2050(7)	267,149
8,000	3.38%, 01/28/2050(1)	9,940
263,000	3.88%, 10/29/2035(7)	362,743
		24,196,426
	Russia - 1.3%
	Russian Federal Bond - OFZ
RUB 612,825,000	5.90%, 03/12/2031	7,884,292
250,740,000	7.15%, 11/12/2025	3,496,374
240,905,000	7.65%, 04/10/2030	3,494,590
	Russian Foreign Bond - Eurobond
EUR 900,000	1.85%, 11/20/2032(7)	1,052,998
$ 2,400,000	4.25%, 06/23/2027(7)	2,687,309
600,000	4.38%, 03/21/2029(1)	680,328
2,400,000	4.38%, 03/21/2029(7)	2,721,312
800,000	4.75%, 05/27/2026(7)	911,024
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Russia - 1.3% - (continued)
$ 10,600,000	5.10%, 03/28/2035(7)	$ 12,786,250
2,000,000	5.25%, 06/23/2047(7)	2,540,000
1,600,000	5.63%, 04/04/2042(7)	2,080,000
		40,334,477
	Senegal - 0.3%
	Senegal Government International Bond
EUR 3,780,000	4.75%, 03/13/2028(7)	4,685,705
1,520,000	5.38%, 06/08/2037(1)	1,800,935
$ 685,000	6.25%, 05/23/2033(7)	726,032
205,000	6.75%, 03/13/2048(7)	209,637
		7,422,309
	Serbia - 0.1%
	Serbia International Bond
EUR 120,000	1.50%, 06/26/2029(1)	143,811
2,375,000	1.50%, 06/26/2029(7)	2,846,248
250,000	1.65%, 03/03/2033(1)	291,515
565,000	3.13%, 05/15/2027(7)	745,967
		4,027,541
	South Africa - 0.3%
ZAR 107,575,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	6,984,621
	Republic of South Africa Government International Bond
$ 1,275,000	5.75%, 09/30/2049	1,292,467
610,000	6.25%, 03/08/2041	670,927
		8,948,015
	South Korea - 0.6%
	Export-Import Bank of Korea
2,000,000	0.64%, 08/25/2021, 3 mo. USD SOFR + 0.600%(2)	2,000,180
4,500,000	0.94%, 07/05/2022, 3 mo. USD LIBOR + 0.800%(2)(7)	4,521,285
1,000,000	4.38%, 09/15/2021	1,004,721
800,000	Industrial Bank of Korea 0.59%, 10/23/2022, 3 mo. USD LIBOR + 0.450%(2)(7)	801,032
	Korea Development Bank
6,200,000	0.84%, 02/27/2022, 3 mo. USD LIBOR + 0.705%(2)	6,218,314
2,000,000	0.93%, 10/30/2022, 3 mo. USD LIBOR + 0.800%(2)(7)	2,013,820
1,300,000	1.58%, 04/16/2023, 3 mo. USD LIBOR + 1.450%(2)(7)	1,326,977
		17,886,329
	Supranational - 0.2%
TRY 8,660,000	Asian Development Bank 17.50%, 10/04/2021	1,017,709
	European Bank for Reconstruction & Development
12,000,000	10.00%, 10/13/2021	1,398,799
7,550,000	12.50%, 02/09/2023	823,636
33,000,000	European Investment Bank 12.00%, 05/12/2022	3,709,896
MXN 22,900,000	International Finance Corp. 0.00%, 01/29/2036(6)	327,057
		7,277,097

222

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Thailand - 0.2%
THB 237,170,000	Thailand Government Bond 1.60%, 06/17/2035	$ 6,830,043
	Tunisia - 0.0%
	Banque Centrale de Tunisie International Bond
$ 0	5.75%, 01/30/2025(7)	0
EUR 100,000	6.75%, 10/31/2023(1)	104,817
		104,817
	Turkey - 0.7%
	Turkey Government International Bond
$ 0	3.25%, 03/23/2023	0
1,140,000	4.88%, 10/09/2026	1,122,900
4,675,000	4.88%, 04/16/2043	3,756,129
5,246,000	5.13%, 02/17/2028	5,127,965
10,415,000	5.75%, 05/11/2047	8,992,103
510,000	6.00%, 03/25/2027	524,280
1,575,000	6.00%, 01/14/2041	1,437,137
		20,960,514
	Ukraine - 0.5%
	Ukraine Government International Bond
2,675,000	6.88%, 05/21/2029(1)	2,758,460
1,810,000	7.25%, 03/15/2033(1)	1,865,922
3,185,000	7.25%, 03/15/2033(7)	3,283,404
1,715,000	7.38%, 09/25/2032(7)	1,783,600
620,000	7.75%, 09/01/2022(7)	647,436
755,000	7.75%, 09/01/2023(7)	808,862
865,000	7.75%, 09/01/2024(7)	938,701
1,995,000	7.75%, 09/01/2026(7)	2,182,011
1,700,000	7.75%, 09/01/2027(7)	1,859,800
		16,128,196
	United Arab Emirates - 0.5%
12,825,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(7)	12,007,406
	Finance Department Government of Sharjah
490,000	3.63%, 03/10/2033(7)	488,775
400,000	4.38%, 03/10/2051(1)	382,837
680,000	4.38%, 03/10/2051(7)	650,823
		13,529,841
	Venezuela - 0.0%
	Venezuela Government International Bond
1,224,000	7.75%, 10/13/2019*(7)(11)	125,460
380,000	9.00%, 05/07/2023*(7)(11)	38,190
800,000	9.25%, 05/07/2028*(7)(11)	82,400
1,355,300	12.75%, 08/23/2022*(7)(11)	135,530
		381,580
	Total Foreign Government Obligations (cost $696,551,633)	$ 691,213,043
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5%
	Education - 0.2%
	Chicago, IL, Board of Education, GO
$ 630,000	5.18%, 12/01/2021	$ 638,534
380,000	6.04%, 12/01/2029	451,425
2,870,000	6.14%, 12/01/2039	3,572,787
		4,662,746
	General - 0.1%
	Chicago, IL, Transit Auth
1,150,000	3.91%, 12/01/2040	1,350,047
665,000	6.90%, 12/01/2040	964,940
		2,314,987
	General Obligation - 0.0%
	State of Illinois, GO
375,709	4.95%, 06/01/2023(8)	399,774
70,000	5.00%, 01/01/2023	73,401
		473,175
	Nursing Homes - 0.1%
2,000,000	Seminole County, FL, Industrial Dev Auth 6.00%, 11/15/2025	2,004,665
	School District - 0.0%
660,000	Chicago, IL, Board of Education, GO 6.32%, 11/01/2029	820,798
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,438,526
850,000	5.18%, 11/15/2049	1,148,597
1,235,000	6.81%, 11/15/2040	1,811,274
		4,398,397
	Total Municipal Bonds (cost $13,161,396)	$ 14,674,768
SENIOR FLOATING RATE INTERESTS - 19.2%(14)
	Advertising - 0.0%
1,390,237	Clear Channel Outdoor Holdings, Inc. 3.63%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$ 1,348,530
	Aerospace/Defense - 0.4%
827,368	Dynasty Acquisition Co., Inc. 3.65%, 04/06/2026, 1 mo. USD LIBOR + 3.500%	798,220
5,208,825	Great Outdoors Group LLC 5.00%, 03/06/2028, 1 mo. USD LIBOR + 4.250%	5,211,429
532,325	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	534,763
	TransDigm, Inc.
2,007,773	2.34%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	1,970,489
1,337,088	2.34%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	1,312,499

223

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Aerospace/Defense - 0.4% - (continued)
$ 2,563,645	Tronox Finance LLC 2.63%, 03/13/2028, 1 mo. USD LIBOR + 2.500%	$ 2,537,598
1,007,475	Watlow Electric Manufacturing Co. 4.50%, 03/02/2028, 1 mo. USD LIBOR + 4.000%	1,006,216
		13,371,214
	Airlines - 0.4%
2,355,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	2,417,996
1,655,000	Air Canada 0.00%, 07/28/2028, 1 mo. USD LIBOR + 3.500%(15)	1,657,764
1,906,074	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	1,837,513
685,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	724,990
1,880,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,983,927
2,673,300	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	2,674,316
		11,296,506
	Apparel - 0.1%
2,430,000	Birkenstock GmbH & Co. KG 4.25%, 04/27/2028, 1 mo. USD LIBOR + 3.750%	2,422,904
	Asset-Backed - Finance & Insurance - 0.1%
EUR 1,290,000	Bellis Acquisition Co. plc 2.75%, 02/12/2026, 6 mo. Euribor + 2.750%	1,523,131
$ 1,102,237	PAI Holdco, Inc. 4.50%, 10/28/2027, 1 mo. USD LIBOR + 3.750%	1,099,823
		2,622,954
	Auto Parts & Equipment - 0.4%
1,580,000	Adient U.S. LLC 3.59%, 04/08/2028, 1 mo. USD LIBOR + 3.500%	1,578,025
1,243,586	Altra Industrial Motion Corp. 2.09%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	1,234,259
	Clarios Global L.P.
EUR 2,841,251	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	3,337,571
$ 2,091,093	3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	2,072,461
	First Brands Group LLC
811,495	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	819,358
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Auto Parts & Equipment - 0.4% - (continued)
$ 1,765,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	$ 1,778,238
688,275	Truck Hero, Inc. 4.50%, 01/31/2028, 1 mo. USD LIBOR + 3.750%	685,522
		11,505,434
	Beverages - 0.2%
406,700	Sunshine Investments B.V. 3.16%, 03/28/2025, 3 mo. USD LIBOR + 3.250%	400,599
4,440,107	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	4,440,107
		4,840,706
	Biotechnology - 0.1%
EUR 1,815,000	Cerba Healthcare S.A.S. 0.00%, 05/12/2028, 1 mo. USD LIBOR + 3.750%(15)	2,147,940
	Chemicals - 0.3%
$ 992,243	Axalta Coating Systems U.S. Holdings, Inc. 1.90%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	980,395
EUR 3,345,920	CeramTec AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	3,916,307
685,766	Diamond (BC) B.V. 3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	809,422
$ 1,604,585	Element Solutions, Inc. 2.09%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,595,696
617,400	Hexion, Inc. 3.65%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	615,857
282,025	LTI Holdings, Inc. 3.59%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	276,825
EUR 76,852	Messer Industries GmbH 2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	90,168
$ 1,699,611	Starfruit Finco B.V 2.84%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	1,676,547
		9,961,217
	Commercial Services - 2.1%
	AlixPartners LLP
EUR 698,250	3.25%, 02/04/2028, 3 mo. EURIBOR + 3.250%	820,662
$ 4,229,400	3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	4,200,598
2,500,000	Allied Universal Holdco LLC 4.25%, 05/12/2028, 1 mo. USD LIBOR + 3.750%	2,496,175

224

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Commercial Services - 2.1% - (continued)
	Amentum Government Services Holdings LLC
$ 519,750	3.59%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	$ 515,691
3,990,000	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	3,988,763
3,515,000	APX Group, Inc. 0.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(15)	3,486,880
231,000	Ascend Learning LLC 4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%	230,422
	AVSC Holding Corp.
981,413	4.25%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	874,380
1,638,558	5.50%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	1,495,692
833,559	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	825,574
EUR 6,105,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%	7,183,247
$ 3,343,911	Blackhawk Network Holdings, Inc. 3.09%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	3,294,354
EUR 2,220,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	2,613,723
1,235,000	Boluda Corp. Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	1,459,363
$ 1,314,120	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	1,294,408
	Deerfield Dakota Holding LLC
EUR 2,202,750	4.00%, 04/09/2027, 3 mo. Euribor + 4.000%	2,608,438
$ 4,167,218	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	4,164,634
7,341,323	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	7,275,912
442,125	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	434,388
EUR 640,000	LGC Group Holdings Ltd. 3.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	746,430
	Quikrete Holdings, Inc.
$ 1,750,000	0.00%, 05/12/2028, 1 mo. USD LIBOR + 3.000%(15)	1,730,680
2,470,826	2.59%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	2,438,903
EUR 231,666	Techem Verwaltungsgesellschaft 675 mbH 2.38%, 07/15/2025, 3 mo. EURIBOR + 2.625%	270,829
$ 758,776	Trans Union LLC 1.84%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	748,973
315,200	U.S. Ecology Holdings, Inc. 2.59%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	314,346
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Commercial Services - 2.1% - (continued)
	Verisure Holding AB
EUR 1,650,000	3.50%, 07/20/2026, 6 mo. EURIBOR + 4.000%	$ 1,944,335
5,045,000	3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	5,947,823
$ 602,799	Verscend Holding Corp. 4.09%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	601,141
		64,006,764
	Construction Materials - 0.4%
4,185,000	ACProducts, Inc. 4.75%, 05/05/2028, 1 mo. USD LIBOR + 4.250%	4,154,282
5,613,491	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	5,594,180
2,175,933	Wilsonart LLC 4.50%, 12/19/2026, 1 mo. USD LIBOR + 3.500%	2,164,510
		11,912,972
	Distribution/Wholesale - 0.1%
1,504,999	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	1,486,186
2,200,000	Ingram Micro, Inc. 0.00%, 06/30/2028, 1 mo. USD LIBOR + 3.500%(15)	2,200,000
		3,686,186
	Diversified Financial Services - 0.3%
1,577,260	Aretec Group, Inc. 4.34%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	1,566,094
900,000	Blackhawk Network Holdings, Inc. 7.13%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	891,000
246,885	Crown Finance U.S., Inc. 3.50%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	260,463
2,100,000	Fleetcor Technologies Operating Co. LLC 1.84%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	2,082,003
	HighTower Holdings LLC
449,000	4.00%, 04/30/2028, 1 mo. USD LIBOR + 4.000%(16)	449,139
1,796,000	4.75%, 04/30/2028, 1 mo. USD LIBOR + 4.000%	1,796,557
171,062	Minotaur Acquisition, Inc. 4.84%, 03/27/2026, 3 mo. USD LIBOR + 4.750%	170,221
1,464,717	Russell Investments U.S. Inst'l Holdco, Inc. 4.00%, 05/30/2025, 1 mo. USD LIBOR + 3.000%	1,457,393
		8,672,870
	Electric - 0.1%
1,432,032	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	1,428,151

225

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Electrical Components & Equipment - 0.1%
$ 970,000	Anticimex International AB 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(15)	$ 966,363
2,006,589	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	1,976,490
1,159,175	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	1,150,481
		4,093,334
	Energy-Alternate Sources - 0.1%
741,286	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	731,093
1,041,082	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	1,032,233
		1,763,326
	Engineering & Construction - 0.2%
2,847,863	ADMI Corp. 3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%	2,798,737
2,299,632	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	2,253,893
1,873,764	Brown Group Holding LLC 3.25%, 06/07/2028, 1 mo. USD LIBOR + 2.750%	1,858,923
		6,911,553
	Entertainment - 0.4%
	Banijay Entertainment S.A.S
EUR 875,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	1,035,716
$ 1,136,413	3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,131,446
	Crown Finance U.S., Inc.
3,329,864	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	2,683,937
375,987	7.00%, 05/23/2024, 6 mo. EURIBOR + 7.000%	465,687
2,625,000	J&J Ventures Gaming LLC 4.75%, 04/26/2028, 1 mo. USD LIBOR + 4.000%	2,631,562
435,332	Motion Finco S.a.r.l. 3.40%, 11/12/2026, 3 mo. USD LIBOR + 3.250%	412,320
2,649,563	Scientific Games International, Inc. 2.84%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	2,607,250
2,480,583	SeaWorld Parks & Entertainment, Inc. 3.75%, 03/31/2024, 1 mo. USD LIBOR + 3.000%	2,455,777
		13,423,695
	Food - 0.4%
2,239,258	B&G Foods, Inc. 2.59%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	2,235,071
	Froneri International Ltd.
2,452,669	2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	2,406,681
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Food - 0.4% - (continued)
EUR 1,270,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	$ 1,473,739
$ 2,288,377	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	2,273,755
812,265	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	815,181
695,992	Simply Good Foods USA, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	698,386
	U.S. Foods, Inc.
1,802,477	1.84%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	1,778,540
1,147,094	2.09%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	1,125,735
		12,807,088
	Food Service - 0.2%
	8th Avenue Food & Provisions, Inc.
219,375	3.59%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	218,059
135,000	7.84%, 10/01/2026, 3 mo. USD LIBOR + 7.750%	133,762
1,500,000	AP Core Holdings, II LLC 0.00%, 07/21/2027, 1 mo. USD LIBOR + 5.500%(15)	1,491,570
	Aramark Services, Inc.
928,502	1.84%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	912,541
483,875	1.84%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	474,652
1,431,128	CHG PPC Parent LLC 2.84%, 03/31/2025, 3 mo. USD LIBOR + 2.750%	1,406,083
		4,636,667
	Gas - 0.0%
576,948	Messer Industries GmbH 2.65%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	571,057
	Hand/Machine Tools - 0.1%
3,756,612	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	3,756,613
	Healthcare - Products - 0.4%
EUR 1,430,000	Avantor Funding, Inc. 2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	1,689,178
$ 4,537,200	Avantor, Inc. 2.75%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	4,519,233
1,430,000	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	1,429,113
412,500	Lifescan Global Corp. 6.15%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	408,816
2,605,000	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	2,596,873
		10,643,213

226

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Healthcare - Services - 1.2%
$ 1,715,000	ADMI Corp. 0.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%(15)	$ 1,705,996
1,791,603	Agiliti Health, Inc. 3.50%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	1,782,646
1,899,315	Cano Health LLC 5.25%, 11/19/2027, 1 mo. USD LIBOR + 4.500%	1,894,566
1,056,071	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	1,056,599
1,279,559	CPI Holdco LLC 3.84%, 11/04/2026, 1 mo. USD LIBOR + 3.750%	1,276,040
581,598	DuPage Medical Group Ltd. 3.75%, 03/12/2028, 1 mo. USD LIBOR + 3.000%	577,236
EUR 1,180,000	Elsan SAS 0.00%, 06/16/2028, 3 mo. EURIBOR + 3.500%(15)	1,393,531
$ 447,037	Emerald TopCo, Inc. 3.63%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	441,870
1,714,434	Ensemble RCM LLC 3.88%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	1,711,760
580,125	Envision Healthcare Corp. 3.84%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	495,166
538,640	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	539,227
2,012,512	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	1,988,040
2,220,889	Gentiva Health Services, Inc. 2.88%, 07/02/2025, 1 mo. USD LIBOR + 2.750%	2,211,183
2,975,000	Heartland Dental, LLC 4.09%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	2,962,594
1,445,000	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%	1,441,388
1,588,938	MED ParentCo L.P. 4.34%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	1,586,157
2,931,231	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 1 mo. USD LIBOR + 2.750%	2,908,924
1,950,975	Pathway Vet Alliance LLC 3.84%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,939,328
1,097,250	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	1,093,728
5,515,210	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	5,509,309
		34,515,288
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Home Builders - 0.2%
	Tecta America Corp.
$ 3,370,000	5.00%, 04/01/2028, 1 mo. USD LIBOR + 4.250%	$ 3,365,788
1,120,000	9.25%, 04/01/2029, 1 mo. USD LIBOR + 8.500%	1,114,400
		4,480,188
	Home Furnishings - 0.0%
1,323,350	Weber-Stephen Products LLC 4.30%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	1,319,221
	Household Products - 0.2%
4,139,612	Diamond (BC) B.V. 3.09%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	4,101,900
204,787	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	115,363
394,161	Reynolds Consumer Products LLC 1.84%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	389,679
		4,606,942
	Insurance - 1.0%
4,965,775	Acrisure LLC 3.61%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	4,872,666
	Alliant Holdings Intermediate LLC
1,165,985	3.34%, 05/09/2025, 1 mo. USD LIBOR + 3.250%	1,149,952
1,127,628	4.25%, 11/05/2027, 1 mo. USD LIBOR + 3.750%	1,125,937
	Asurion LLC
3,035,000	0.00%, 01/20/2029, 1 mo. USD LIBOR + 5.250%(15)	3,016,972
511,083	3.09%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	502,379
1,220,094	3.22%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,206,624
1,821,096	3.34%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,786,094
2,623,425	3.34%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	2,575,338
1,440,000	5.34%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,431,778
	Hub International Ltd.
2,530,923	2.88%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	2,492,048
3,871,864	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	3,861,874
998,828	Hyperion Insurance Group Ltd. 4.75%, 11/12/2027, 1 mo. USD LIBOR + 3.750%	998,828
712,234	NFP Corp. 4.17%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	699,136
988,843	Ryan Specialty Group LLC 3.75%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	983,593
	Sedgwick Claims Management Services, Inc.
2,526,330	3.34%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	2,485,278

227

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Insurance - 1.0% - (continued)
$ 1,646,624	3.84%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	$ 1,631,920
256,100	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	256,046
		31,076,463
	Internet - 0.0%
545,000	MH Sub LLC 6.34%, 02/12/2029, 1 mo. USD LIBOR + 6.250%	552,041
	IT Services - 0.3%
3,870,000	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	3,793,800
1,015,000	KKR Apple Bidco LLC 0.00%, 07/13/2028, 1 mo. USD LIBOR + 3.000%(15)	1,007,387
2,160,000	Panther Commercial Holdings L.P. 5.00%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	2,158,920
1,968,811	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	1,964,716
		8,924,823
	Leisure Time - 0.8%
	Caesars Resort Collection LLC
2,464,374	2.84%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	2,434,752
2,213,275	4.59%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	2,213,275
796,950	Carnival Corp. 3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	790,479
3,455,844	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	3,424,153
1,094,051	Golden Entertainment, Inc. 3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	1,087,673
870,000	Great Canadian Gaming Corp. 0.00%, 11/01/2026, 1 mo. USD LIBOR + 4.000%(15)	869,461
3,050,000	Hayward Industries, Inc. 3.25%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	3,021,025
1,776,075	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	1,768,775
2,305,000	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%	2,296,932
2,212,602	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	2,192,313
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Leisure Time - 0.8% - (continued)
$ 1,673,050	SRAM LLC 0.27%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	$ 1,662,594
2,126,664	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	2,111,713
		23,873,145
	Lodging - 0.1%
2,167,883	Boyd Gaming Corp. 2.33%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	2,161,336
929,656	CityCenter Holdings LLC 3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	926,607
		3,087,943
	Machinery-Construction & Mining - 0.1%
2,305,000	Artera Services LLC 0.00%, 03/06/2025, 1 mo. USD LIBOR + 3.500%(15)	2,291,308
EUR 1,360,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	1,611,573
$ 406,408	Pro Mach Group, Inc. 4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	405,648
		4,308,529
	Machinery-Diversified - 0.1%
1,151,461	Core & Main L.P. 0.00%, 07/27/2028, 1 mo. USD LIBOR + 3.500%(15)	1,138,507
618,750	Gardner Denver, Inc. 2.84%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	617,426
2,550,000	Welbilt, Inc. 2.59%, 10/23/2025, 3 mo. USD LIBOR + 2.500%	2,524,500
		4,280,433
	Media - 1.6%
	Adevinta ASA
EUR 1,335,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.250%(15)	1,579,351
$ 365,000	0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.000%(15)	364,361
1,628,993	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	1,626,696
772,805	Altice Financing S.A. 2.90%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	756,383
4,175,000	Cable One, Inc. 2.09%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	4,116,550
927,056	Charter Communications Operating LLC 1.85%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	916,052
	CSC Holdings LLC
244,260	2.34%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	240,188

228

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Media - 1.6% - (continued)
$ 1,799,515	2.59%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	$ 1,773,800
	E.W. Scripps Co.
1,994,725	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	1,979,486
1,198,263	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	1,194,140
635,035	Entravision Communications Corp. 2.84%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	624,982
1,849,643	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,831,387
15,489	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	15,481
1,805,548	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	1,803,616
1,818,684	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	1,815,556
758,748	NASCAR Holdings, Inc. 2.84%, 10/19/2026, 3 mo. USD LIBOR + 2.750%	751,790
5,543,727	NEP/NCP Holdco, Inc. 3.34%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	5,331,901
2,118,574	Nexstar Broadcasting, Inc. 2.60%, 09/18/2026, 1 mo. USD LIBOR + 2.500%	2,097,092
	Shutterfly, Inc.
1,316,878	0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(15)	1,316,470
318,122	0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(15)(16)	318,024
EUR 1,375,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,617,849
$ 3,980,000	UPC Financing Partnership 3.09%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	3,936,658
	Vertical Midco GmbH
EUR 310,000	4.25%, 07/29/2027, 3 mo. EURIBOR + 4.250%	367,572
$ 2,788,978	4.40%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	2,781,559
	Virgin Media Bristol LLC
1,125,000	2.59%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,107,191
EUR 1,515,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	1,793,016
$ 1,010,000	3.34%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	1,004,667
3,342,121	William Morris Endeavor Entertainment LLC 2.85%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	3,243,663
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Media - 1.6% - (continued)
EUR 785,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	$ 920,190
$ 1,100,000	Ziggo Financing Partnership 2.59%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,080,904
		48,306,575
	Metal Fabricate/Hardware - 0.1%
1,331,676	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	1,321,355
867,128	Rexnord LLC 1.84%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	865,100
		2,186,455
	Miscellaneous Manufacturing - 0.2%
1,939,222	Ingersoll-Rand Services Co. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,902,551
762,462	Momentive Performance Materials USA LLC 3.35%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	756,423
440,198	Tamko Building Products LLC 3.12%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	433,044
2,505,846	USI, Inc. 3.15%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	2,477,255
		5,569,273
	Oil & Gas - 0.2%
	BCP Raptor LLC
225,358	4.84%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	221,227
263,992	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	260,693
464,143	Buckeye Partners L.P. 2.35%, 11/01/2026	459,585
2,620,000	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	2,612,035
EUR 1,715,000	EG Group Ltd. 0.00%, 04/10/2027, 1 mo. USD LIBOR + 7.000%(15)	2,037,815
$ 1,152,684	NorthRiver Midstream Finance L.P. 3.39%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	1,141,307
89,230	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(11)(15)	892
357,926	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	357,579
		7,091,133
	Oil & Gas Services - 0.1%
352,791	Lower Cadence Holdings LLC 4.09%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	352,290
2,136,449	UGI Energy Services LLC 3.84%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,136,449
		2,488,739

229

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Packaging & Containers - 0.8%
	Berlin Packaging LLC
$ 3,207,946	3.11%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	$ 3,166,499
2,992,500	3.75%, 03/05/2028, 1 mo. USD LIBOR + 3.250%(15)	2,963,323
880,200	Berry Global, Inc. 1.85%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	869,356
2,942,338	BWAY Holding Co. 3.34%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	2,845,329
	Flex Acquisition Co., Inc.
1,015,204	3.39%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	999,742
2,746,833	4.00%, 02/23/2028, 1 mo. USD LIBOR + 3.500%	2,721,508
1,596,000	NIC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	1,586,025
	Pregis TopCo Corp.
403,850	4.09%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	403,600
1,445,000	4.50%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	1,444,104
4,572,821	Proampac PG Borrower LLC 4.32%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	4,564,224
475,482	Reynolds Group Holdings, Inc. 2.84%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	473,699
	TricorBraun Holdings, Inc.
616,985	3.32%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(16)	610,433
2,743,015	3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	2,713,884
		25,361,726
	Pharmaceuticals - 0.7%
	Bausch Health Cos., Inc.
535,972	2.84%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	530,312
1,555,864	3.09%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	1,544,195
2,971,970	Elanco Animal Health, Inc. 1.85%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	2,915,176
800,086	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	779,483
2,750,090	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	2,747,505
1,735,000	HCRX Investments Holdco L.P. 0.00%, 07/14/2028, 1 mo. USD LIBOR + 2.250%(15)	1,726,863
2,154,600	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	2,131,977
	Jazz Financing Lux S.a.r.l.
EUR 685,000	3.50%, 05/05/2028, 3 mo. EURIBOR + 3.500%	811,419
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Pharmaceuticals - 0.7% - (continued)
$ 2,325,000	4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	$ 2,327,186
3,125,000	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	3,115,250
1,087,275	Packaging Coordinators Midco, Inc. 4.25%, 11/30/2027, 1 mo. USD LIBOR + 3.500%	1,085,916
		19,715,282
	Real Estate - 0.1%
244,361	Belron Finance U.S. LLC 2.44%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	241,612
1,881,591	VICI Properties LLC 1.84%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	1,860,630
		2,102,242
	Retail - 1.4%
1,895,000	At Home Group, Inc. 0.00%, 06/24/2028, 1 mo. USD LIBOR + 4.250%(15)	1,893,427
1,335,831	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,309,115
3,526,185	Beacon Roofing Supply, Inc. 2.59%, 05/19/2028, 1 mo. USD LIBOR + 2.500%	3,494,026
1,421,438	Belron Finance U.S. LLC 3.25%, 04/13/2028, 1 mo. USD LIBOR + 2.750%	1,414,330
EUR 855,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	1,006,008
$ 173,851	Coty, Inc. 2.35%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	166,773
2,396,029	EG Group Ltd. 0.00%, 03/31/2026, 1 mo. USD LIBOR + 4.250%(15)	2,394,543
1,705,000	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 1 mo. USD LIBOR + 3.250%	1,683,688
2,444,326	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	2,430,955
1,824,999	Hertz Corp. 0.00%, 06/14/2028, 1 mo. USD LIBOR + 3.500%(15)	1,813,209
736,675	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	732,321
	LBM Acquisition LLC
2,215,726	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(15)	2,185,841
926,667	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(15)(16)	913,536
1,626,692	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	1,610,425
2,298,450	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	2,292,704
3,285,000	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	3,285,000

230

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Retail - 1.4% - (continued)
EUR 1,250,000	Peer Holding B.V. 3.25%, 03/08/2025, 3 mo. EURIBOR + 3.250%	$ 1,470,238
$ 1,705,725	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,697,725
2,765,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	2,762,235
1,149,736	Rodan & Fields LLC 4.09%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	906,372
5,160,000	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%	5,120,216
1,875,576	Staples, Inc. 5.18%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	1,816,965
		42,399,652
	Software - 2.2%
793,012	Athenahealth, Inc. 4.41%, 02/11/2026, 1 mo. USD LIBOR + 4.250%	792,021
616,900	Camelot U.S. Acquisition Co. 4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	616,518
1,200,484	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	1,199,356
2,484,608	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	2,479,688
	DCert Buyer, Inc.
2,965,607	4.09%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,959,023
3,605,000	7.09%, 02/16/2029, 1 mo. USD LIBOR + 7.000%	3,632,038
3,330,000	E2open LLC 3.75%, 02/04/2028, 1 mo. USD LIBOR + 3.250%	3,320,276
1,967,079	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	1,960,056
2,510,345	EVO Payments International LLC 3.35%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	2,498,848
602,941	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	592,847
	Go Daddy Operating Co. LLC
1,725,229	1.84%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,704,527
1,257,300	2.09%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	1,242,803
	Hyland Software, Inc.
3,580,199	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	3,578,695
464,000	7.00%, 07/10/2025, 1 mo. USD LIBOR + 6.250%	465,935
123,562	MA Finance Co. LLC 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	121,606
1,008,105	McAfee LLC 3.84%, 09/30/2024, 3 mo. USD LIBOR, 1 mo. USD LIBOR + 3.750%	1,006,724
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Software - 2.2% - (continued)
$ 1,186,841	Navicure, Inc. 4.09%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	$ 1,181,654
2,389,012	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	2,385,286
2,344,125	Playtika Holding Corp. 2.84%, 03/13/2028, 1 mo. USD LIBOR + 2.750%	2,325,091
	Polaris Newco LLC
EUR 1,975,000	4.00%, 06/02/2028, 1 mo. EURIBOR + 4.000%	2,338,579
$ 3,380,000	4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	3,375,775
2,670,000	Proofpoint, Inc. 0.00%, 06/09/2028, 1 mo. USD LIBOR + 3.250%(15)	2,641,965
379,275	Quest Software U.S. Holdings, Inc. 4.38%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	378,539
2,975,000	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	2,954,919
834,443	Seattle Spinco, Inc. 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	821,234
3,235,000	Signal Parent, Inc. 4.25%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	3,170,300
466,527	SS&C European Holdings S.a.r.l. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	459,263
2,130,979	SS&C Technologies, Inc. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,097,105
	Ultimate Software Group, Inc.
2,159,140	3.84%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	2,156,852
1,479,291	4.00%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	1,477,590
2,773,050	WEX, Inc. 2.34%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	2,740,300
7,854,580	Zelis Healthcare Corp. 3.60%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	7,807,452
		66,482,865
	Telecommunications - 0.6%
1,047,167	Altice France S.A. 3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,033,093
556,924	Consolidated Communications, Inc. 4.25%, 10/02/2027, 1 mo. USD LIBOR + 3.500%	554,557
2,355,000	DirecTV Financing, LLC 0.00%, 07/22/2027(15)	2,349,418
2,044,875	Frontier Communications Corp. 4.50%, 01/05/2028, 1 mo. USD LIBOR + 3.750%	2,041,051
472,259	Level 3 Financing, Inc. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	461,931
EUR 1,836,915	Lorca Finco plc 4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	2,180,848
$ 765,176	Numericable Group S.A. 2.88%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	744,768

231

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.2%(14) - (continued)
	Telecommunications - 0.6% - (continued)
$ 1,500,000	Telenet Financing USD LLC 2.09%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	$ 1,471,665
EUR 3,785,000	Virgin Media Ireland Ltd. 0.00%, 06/17/2029, 1 mo. USD LIBOR + 1.000%(15)	4,458,300
$ 982,039	Zacapa LLC 4.70%, 07/02/2025, 3 mo. USD LIBOR + 4.500%	982,776
988,776	Zayo Group Holdings, Inc. 3.09%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	972,007
		17,250,414
	Textiles - 0.0%
830,827	ASP Unifrax Holdings, Inc. 3.90%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	813,322
	Transportation - 0.3%
2,468,813	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	2,456,222
2,820,000	First Student Bidco, Inc. 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.000%(15)	2,798,398
1,975,000	Genesee & Wyoming, Inc. 2.15%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	1,955,744
1,187,025	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	1,180,164
548,932	Savage Enterprises LLC 3.10%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	546,973
		8,937,501
	Total Senior Floating Rate Interests (cost $576,418,832)	$ 577,561,089
U.S. GOVERNMENT AGENCIES - 8.2%
	Mortgage-Backed Agencies - 8.2%
	FHLMC - 1.3%
3,382	0.00%, 11/15/2036(6)(17)	$ 3,249
12,238,134	1.12%, 06/25/2030(3)(5)	1,081,916
3,956,977	1.13%, 02/25/2052(3)(5)	332,033
2,241,542	1.70%, 04/25/2030(3)(5)	285,907
2,658,480	1.87%, 11/25/2047(3)(5)	347,524
2,355,000	1.90%, 02/25/2052(3)(5)	328,432
4,759,080	1.95%, 10/25/2047(3)(5)	651,052
3,345,000	2.01%, 09/25/2047(3)(5)	300,005
1,150,193	2.02%, 09/25/2046(3)(5)	163,339
1,890,000	2.10%, 08/25/2047(3)(5)	276,197
3,870,000	2.15%, 05/25/2047(3)(5)	359,863
2,605,748	2.25%, 05/25/2047(3)(5)	400,642
3,000,000	2.59%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	3,004,814
3,990,000	2.70%, 01/25/2051, 3 mo. USD SOFR30A + 2.650%(1)(2)	3,994,940
8,884,675	2.74%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	9,004,374
27,818	3.00%, 03/15/2033(5)	2,447
1,955,000	3.40%, 06/25/2048(3)(5)	497,018
4,775,064	3.69%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	4,845,383
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 8.2% - (continued)
	Mortgage-Backed Agencies - 8.2% - (continued)
	FHLMC - 1.3% - (continued)
$ 180,000	3.80%, 01/25/2051, 3 mo. USD SOFR30A + 3.750%(1)(2)	$ 189,961
45,152	4.00%, 07/15/2027(5)	2,132
6,778,009	4.34%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	6,955,302
87,158	4.50%, 03/15/2041	100,955
4,734,042	4.59%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	4,864,082
74,567	4.75%, 07/15/2039	84,707
6,644	5.50%, 08/15/2033	7,670
23,577	6.50%, 07/15/2036	26,924
275,000	7.80%, 01/25/2051, 3 mo. USD SOFR30A + 7.750%(1)(2)	326,776
		38,437,644
	FNMA - 0.0%
33,102	0.00%, 06/25/2036(6)(17)	31,268
89,277	1.79%, 04/25/2055(3)(5)	4,799
5,000	2.44%, 01/01/2023	5,100
19,788	2.50%, 06/25/2028(5)	1,049
117,793	3.00%, 01/25/2028(5)	6,980
28,170	3.16%, 12/01/2026	31,147
22,810	3.24%, 12/01/2026	25,301
8,845	3.47%, 01/01/2024	9,433
42,257	3.50%, 05/25/2030(5)	3,766
22,070	3.67%, 08/01/2023	23,162
10,000	3.76%, 03/01/2024	10,788
14,444	3.86%, 12/01/2025	16,162
21,809	3.87%, 10/01/2025	24,305
32,157	3.89%, 05/01/2030	38,008
8,880	3.96%, 05/01/2034	10,599
20,892	4.00%, 03/25/2042(5)	2,021
11,550	4.50%, 07/25/2027(5)	580
5,212	5.49%, 05/25/2042(3)(5)	421
58,814	5.50%, 04/25/2035	67,531
17,173	5.50%, 04/25/2037	19,971
181,587	5.50%, 06/25/2042(5)	37,652
		370,043
	GNMA - 0.0%
19,762	4.00%, 05/16/2042(5)	2,446
46,882	5.00%, 10/16/2041(5)	7,887
		10,333
	UMBS - 6.9%
102,360,000	2.00%, 08/12/2051(18)	104,347,223
102,360,000	2.00%, 09/14/2051(18)	104,123,311
		208,470,534
	Total U.S. Government Agencies (cost $244,190,902)	$ 247,288,554
U.S. GOVERNMENT SECURITIES - 11.8%
	U.S. Treasury Securities - 11.8%
	U.S. Treasury Bonds - 3.7%
10,296,009	0.88%, 02/15/2047(19)	$ 13,736,458
834,891	1.00%, 02/15/2048(19)	1,154,715
12,270,000	1.88%, 02/15/2051	12,168,389
55,685,000	2.25%, 05/15/2041(20)	59,739,564
4,040,000	3.00%, 11/15/2044	4,905,760
920,000	3.13%, 02/15/2043	1,132,606
6,740,000	3.38%, 05/15/2044(20)	8,663,006

232

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 11.8% - (continued)
	U.S. Treasury Securities - 11.8% - (continued)
	U.S. Treasury Bonds - 3.7% - (continued)
$ 5,980,000	3.63%, 02/15/2044(20)(21)	$ 7,960,174
610,000	3.75%, 11/15/2043	824,715
		110,285,387
	U.S. Treasury Notes - 8.1%
7,221,729	0.13%, 07/15/2030(19)	8,193,184
20,967,549	0.13%, 07/15/2031(19)	23,818,917
51,480,000	0.25%, 07/31/2025(20)(22)	50,864,653
2,941,277	0.38%, 01/15/2027(19)(20)	3,320,004
70,980,000	0.63%, 05/15/2030(20)	67,708,266
2,835,108	0.88%, 01/15/2029(19)(20)	3,365,657
2,598,909	1.00%, 02/15/2049(19)	3,631,434
26,200,000	1.13%, 02/15/2031(20)	25,954,375
6,544,000	2.63%, 02/15/2029(20)	7,285,057
36,775,000	2.88%, 08/15/2028(20)	41,460,940
9,025,000	3.00%, 10/31/2025	9,938,781
		245,541,268
	Total U.S. Government Securities (cost $349,794,167)	$ 355,826,655
COMMON STOCKS - 0.0%
	Energy - 0.0%
32,328	Ascent Resources - Marcellus LLC Class A(23)(24)	$ 21,821
7,027	Foresight Energy LLC	63,238
83,644,001	KCA Deutag(23)(24)(25)	—
3,682	Philadelphia Energy Solutions Class A(23)(24)	—
	Total Common Stocks (cost $1,330,837)	$ 85,059
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Diversified Financials - 0.0%
15,279	KKR & Co., Inc. Series C, 6.00%	$ 1,268,768
	Health Care Equipment & Services - 0.1%
33,132	Becton Dickinson and Co. Series B, 6.00%(8)	1,862,681
0	Becton Dickinson and Co. Series B, 6.00%	0
		1,862,681
	Real Estate - 0.0%
74	Fluor Corp. , 6.50%(1)(10)	74,311
	Utilities - 0.2%
29,384	American Electric Power Co., Inc. , 6.13%	1,559,409
Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.3% - (continued)
	Utilities - 0.2% - (continued)
46,297	DTE Energy Co. , 6.25%	$ 2,375,036
38,600	Southern Co. Series 2019, 6.75%	2,001,410
		5,935,855
	Total Convertible Preferred Stocks (cost $8,086,161)	$ 9,141,615
ESCROWS - 0.0%(26)
	Media & Entertainment - 0.0%
1,025,000	Scripps Escrow, Inc. Expires 07/15/2027(1)	$ 1,060,875
	Total Escrows (cost $1,017,545)	$ 1,060,875
WARRANTS - 0.0%
	Energy - 0.0%
8,370	Ascent Resources - Marcellus LLC Expires 3/30/2023(23)(24)	$ 92
	Total Warrants (cost $669)	$ 92
	Total Long-Term Investments (Cost $3,161,603,784)	$ 3,202,773,993
SHORT-TERM INVESTMENTS - 1.3%
	Commercial Paper - 1.0%
$ 400,000	AT&T, Inc. 0.32%, 10/19/2021	$ 399,865
	CNPC Finance
2,000,000	0.11%, 08/02/2021	1,999,988
1,500,000	0.32%, 08/13/2021	1,499,830
1,000,000	0.32%, 08/18/2021	999,844
	Financiere CDP, Inc.
CAD 2,000,000	0.19%, 11/03/2021	1,602,298
2,000,000	0.19%, 11/03/2021	1,602,295
4,700,000	Honda Canada Finance INC. 0.33%, 10/05/2021	3,764,960
	Municipal Finance Authority of British Columbia Bill
250,000	0.17%, 08/18/2021(13)	200,368
800,000	0.17%, 08/25/2021(13)	641,156
1,300,000	0.17%, 09/01/2021(13)	1,041,844
1,750,000	0.19%, 08/04/2021(13)	1,402,671
1,250,000	0.20%, 10/13/2021(13)	1,001,483
900,000	National Bank of Canada 0.18%, 08/16/2021	721,327
	Newfoundland T-Bill
3,000,000	0.18%, 08/05/2021(13)	2,404,537
700,000	0.20%, 09/21/2021(13)	560,922
2,000,000	0.20%, 10/07/2021(13)	1,602,517
	Province of British Columbia
1,000,000	0.21%, 01/28/2022	800,369
1,200,000	0.21%, 02/08/2022	960,488
6,705,000	0.22%, 02/07/2022	5,366,956
1,000,000	0.27%, 06/10/2022	799,287

233

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3% - (continued)
	Commercial Paper - 1.0% - (continued)
	Societe De Transport Dd Montre
CAD 500,000	0.18%, 08/12/2021		$ 400,745
2,000,000	0.19%, 08/12/2021		1,602,980
			31,376,730
	Securities Lending Collateral - 0.3%
2,090,182	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(27)		2,090,182
5,833,073	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(27)		5,833,073
700,012	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(27)		700,012
			8,623,267
	Total Short-Term Investments (cost $40,191,464)		$ 39,999,997
	Total Investments Excluding Purchased Options (cost $3,201,795,248)	107.7%	$ 3,242,773,990
	Total Purchased Options (cost $2,303,473)	0.0%	$ 471,607
	Total Investments (cost $3,204,098,721)	107.7%	$ 3,243,245,597
	Other Assets and Liabilities	(7.7)%	(232,014,667)
	Total Net Assets	100.0%	$ 3,011,230,930
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $878,508,142, representing 29.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is a zero-coupon bond.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $455,149,843, representing 15.1% of net assets.
(8)	Represents entire or partial securities on loan.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	The rate shown represents current yield to maturity.
(14)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2021, the aggregate value of the unfunded commitment was $2,291,132, which rounds to 0.1% of total net assets.
(17)	Securities disclosed are principal-only strips.
(18)	Represents or includes a TBA transaction.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2021, the market value of securities pledged was $16,966,322.
(21)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2021, the market value of securities pledged was $7,727,226.

234

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

(22)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2021, the market value of securities pledged was $14,326,680.
(23)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $20,045, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(24)	Investment valued using significant unobservable inputs.
(25)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	83,644,001	$ 1,133,544	$ —

(26)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(27)	Current yield as of period end.

OTC Swaptions Outstanding at July 31, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Receive	03/14/2022	USD	132,765,000	$ 471,607	$ 2,303,473	$ (1,831,866)
Written swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Receive	03/14/2022	USD	(132,765,000)	$ (408,821)	$ (1,327,650)	$ 918,829

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-OAT Future	325	09/08/2021	$ 62,486,877	$ 1,403,168
Euro-Schatz Future	5	09/08/2021	666,405	1,139
U.S. Treasury 2-Year Note Future	802	09/30/2021	176,966,312	(8,694)
U.S. Treasury 10-Year Note Future	1,252	09/21/2021	168,335,313	3,038,220
U.S. Treasury Ultra Bond Future	96	09/21/2021	19,155,000	104,064
Total				$ 4,537,897
Short position contracts:
Australian 10-Year Bond Future	407	09/15/2021	$ 43,426,930	$ (1,268,606)
Euro-BOBL Future	67	09/08/2021	10,758,239	(101,377)
Euro-BTP Future	338	09/08/2021	61,858,924	(1,558,113)
Euro-BUND Future	585	09/08/2021	122,531,800	(3,310,078)
Euro-BUXL 30-Year Bond Future	148	09/08/2021	37,753,481	(1,624,726)
Long Gilt Future	303	09/28/2021	54,663,689	(1,059,875)
U.S. Treasury 5-Year Note Future	2,309	09/30/2021	287,344,228	(1,215,643)
U.S. Treasury 10-Year Ultra Future	631	09/21/2021	94,807,750	(2,123,154)
U.S. Treasury Long Bond Future	51	09/21/2021	8,400,656	8,438
Total				$ (12,253,134)
Total futures contracts				$ (7,715,237)

235

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2021
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	318,268	(0.09%)	08/25/2037	Monthly	$ 67,785	$ —	$ 12,725	$ (55,060)
ABX.HE.AAA.07	CSI	USD	908,928	(0.09%)	08/25/2037	Monthly	222,586	—	36,341	(186,245)
ABX.HE.PENAAA.06	JPM	USD	144,829	(0.11%)	05/25/2046	Monthly	16,303	—	13,031	(3,272)
ABX.HE.PENAAA.06	CSI	USD	227,549	(0.11%)	05/25/2046	Monthly	25,674	—	20,475	(5,199)
PrimeX.ARM.2(2),(3)	MSC	USD	64,250	(4.58%)	12/25/2037	Monthly	—	(140)	(71)	69
Total							$ 332,348	$ (140)	$ 82,501	$ (249,707)
Sell protection:
ABX.HE.AAA.07	MSC	USD	318,268	0.09%	08/25/2037	Monthly	$ 2,531	$ —	$ (12,725)	$ (15,256)
ABX.HE.AAA.07	MSC	USD	908,928	0.09%	08/25/2037	Monthly	7,276	—	(36,341)	(43,617)
ABX.HE.PENAAA.06	BCLY	USD	372,379	0.11%	05/25/2046	Monthly	—	(8,575)	(33,506)	(24,931)
CMBX.NA.BB.8	CSFB	USD	32,820	5.00%	10/17/2057	Monthly	—	(8,213)	(11,587)	(3,374)
CMBX.NA.BB.8	DEUT	USD	352,332	5.00%	10/17/2057	Monthly	—	(79,295)	(124,393)	(45,098)
CMBX.NA.BB.8	GSC	USD	559,869	5.00%	10/17/2057	Monthly	—	(152,325)	(197,665)	(45,340)
CMBX.NA.BB.8	GSC	USD	445,965	5.00%	10/17/2057	Monthly	—	(99,925)	(157,451)	(57,526)
CMBX.NA.BB.8	MSC	USD	971,084	5.00%	10/17/2057	Monthly	—	(243,022)	(342,902)	(99,880)
CMBX.NA.BB.8	CSFB	USD	1,279,012	5.00%	10/17/2057	Monthly	—	(320,062)	(451,568)	(131,506)
CMBX.NA.BB.8	CSI	USD	1,418,979	5.00%	10/17/2057	Monthly	—	(355,088)	(501,002)	(145,914)
CMBX.NA.BBB-.6	GSC	USD	10,000,000	3.00%	05/11/2063	Monthly	—	(3,296,996)	(2,637,917)	659,079
CMBX.NA.BBB-.6	GSC	USD	10,000,000	3.00%	05/11/2063	Monthly	—	(3,114,733)	(2,638,750)	475,983
CMBX.NA.BBB-.6	GSC	USD	7,270,000	3.00%	05/11/2063	Monthly	—	(2,287,892)	(1,917,765)	370,127
CMBX.NA.BBB-.6	CSFB	USD	850,000	3.00%	05/11/2063	Monthly	—	(114,327)	(224,223)	(109,896)
CMBX.NA.BBB-.6	DEUT	USD	888,000	3.00%	05/11/2063	Monthly	—	(116,201)	(234,247)	(118,046)
CMBX.NA.BBB-.6	DEUT	USD	1,205,000	3.00%	05/11/2063	Monthly	—	(167,488)	(317,869)	(150,381)
CMBX.NA.BBB-.6	MSC	USD	1,445,000	3.00%	05/11/2063	Monthly	—	(198,743)	(381,179)	(182,436)
CMBX.NA.BBB-.6	MSC	USD	1,875,000	3.00%	05/11/2063	Monthly	—	(283,827)	(494,609)	(210,782)
CMBX.NA.BBB-.6	DEUT	USD	1,924,000	3.00%	05/11/2063	Monthly	—	(285,159)	(507,535)	(222,376)
CMBX.NA.BBB-.6	CSFB	USD	2,370,000	3.00%	05/11/2063	Monthly	—	(307,044)	(625,186)	(318,142)
CMBX.NA.BBB-.6	DEUT	USD	3,475,000	3.00%	05/11/2063	Monthly	—	(516,162)	(916,676)	(400,514)
PrimeX.ARM.2(2),(3)	JPM	USD	64,250	4.58%	12/25/2037	Monthly	2,008	—	71	(1,937)
Total							$ 11,815	$ (11,955,077)	$ (12,765,025)	$ (821,763)
Total							$ 344,163	$ (11,955,217)	$ (12,682,524)	$ (1,071,470)
Credit default swaps on single-name issues:
Buy protection:
Aviva plc		EUR	2,050,000	(1.00%)	06/20/2026	Quarterly	$ —	$ (9,528)	$ (35,161)	$ (25,633)
Total							$ —	$ (9,528)	$ (35,161)	$ (25,633)
Total OTC credit default swap contracts							$ 344,163	$ (11,964,745)	$ (12,717,685)	$ (1,097,103)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $20,045, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.

OTC Total Return Swap Contracts Outstanding at July 31, 2021
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
iBoxx USD liquid High Yield	MSC	USD	12,735,000	0.13%	12/20/21	Quarterly	$ —	$ —	$ (222,582)	$ (222,582)
iBoxx USD Liquid High Yield	BCLY	USD	103,570,000	0.13%	12/20/21	Quarterly	—	—	(2,815,695)	(2,815,695)
iBoxx USD Liquid High Yield	GSC	USD	14,915,000	0.13%	12/20/21	Quarterly	—	—	(367,238)	(367,238)
iBoxx USD Liquid High Yield	GSC	USD	7,660,000	0.13%	12/20/21	Quarterly	1	—	(159,506)	(159,507)
Total OTC total return swap contracts							$ 1	$ —	$ (3,565,021)	$ (3,565,022)

236

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2021
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1	USD	5,600,000	(1.00%)	06/20/2026	Quarterly	$ 210,809	$ 160,432	$ (50,377)
Sell protection:
CDX.EM.35.V1	USD	38,257,000	1.00%	06/20/2026	Quarterly	$ (1,212,885)	$ (1,096,085)	$ 116,800
CDX.NA.HY.36.V1	USD	8,995,000	5.00%	06/20/2026	Quarterly	766,232	886,785	120,553
Total						$ (446,653)	$ (209,300)	$ 237,353
Credit default swaps on single-name issues:
Buy protection:
United Mexican States	USD	1,825,000	(1.00%)	06/20/2026	Quarterly	$ 15,460	$ (5,560)	$ (21,020)
Sell protection:
Aviva plc	EUR	2,050,000	1.00%	06/20/2026	Quarterly	$ 51,832	$ 69,997	$ 18,165
Indonesia Republic (BBB)	USD	6,880,000	1.00%	06/20/2026	Quarterly	35,968	69,294	33,326
Panama Republic (BBB)	USD	3,520,000	1.00%	06/20/2026	Quarterly	27,974	49,419	21,445
Republic of Brazil (BB-)	USD	4,935,000	1.00%	06/20/2026	Quarterly	(149,715)	(167,698)	(17,983)
Russian Federation (BBB-)	USD	4,760,000	1.00%	06/20/2026	Quarterly	11,285	33,711	22,426
United Mexican States (BBB)	USD	4,750,000	1.00%	06/20/2026	Quarterly	4,688	14,472	9,784
Total						$ (17,968)	$ 69,195	$ 87,163
Total						$ (2,508)	$ 63,635	$ 66,143
Total centrally cleared credit default swap contracts						$ (238,352)	$ 14,767	$ 253,119

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6.88% Fixed	1M MXIBTIIE	MXN	14,710,000	06/06/2031	Monthly	$ —	$ —	$ (2,732)	$ (2,732)
0.44% Fixed	3 Mo. USD LIBOR	USD	10,160,000	04/07/2023	Semi-Annual	—	—	(50,390)	(50,390)
0.48% Fixed	3 Mo. USD LIBOR	USD	21,980,000	04/07/2025	Semi-Annual	—	—	57,175	57,175
0.81% Fixed	3 Mo. USD LIBOR	USD	4,020,000	09/16/2050	Semi-Annual	12,179	—	809,871	797,692
Total centrally cleared interest rate swaps contracts						$ 12,179	$ —	$ 813,924	$ 801,745

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
490,000	AUD	360,814	USD	JPM	09/15/2021	$ (1,144)
2,871,000	AUD	2,122,334	USD	SCB	09/15/2021	(14,962)
2,380,000	BRL	446,923	USD	MSC	09/02/2021	8,006
312,000	BRL	61,161	USD	GSC	09/02/2021	(1,523)
313,000	BRL	61,645	USD	DEUT	09/02/2021	(1,816)
500,000	CAD	403,782	USD	HSBC	08/06/2021	(3,016)
460,000	CAD	365,650	USD	JPM	09/15/2021	3,052
2,000,000	CAD	1,615,110	USD	HSBC	10/15/2021	(12,096)
64,150,000	CLP	88,142	USD	BNP	09/15/2021	(3,724)
309,300,000	CLP	431,983	USD	BCLY	09/15/2021	(24,957)
322,650,000	COP	86,789	USD	BNP	09/15/2021	(3,795)
1,588,300,000	COP	440,552	USD	JPM	09/15/2021	(31,999)
1,615,000	CZK	76,377	USD	BOA	09/15/2021	(1,304)
1,615,000	CZK	76,733	USD	GSC	09/15/2021	(1,660)
9,470,000	CZK	451,835	USD	BCLY	09/15/2021	(11,621)
114,200,000	EGP	7,101,358	USD	GSC	09/15/2021	90,168
84,000	EUR	98,939	USD	UBS	08/31/2021	766
132,000	EUR	156,026	USD	CBK	08/31/2021	653
237

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
1,171,000	EUR	1,386,461	USD	GSC	09/15/2021	$ 3,907
37,000	EUR	43,683	USD	BCLY	09/15/2021	248
160,000	EUR	189,814	USD	CBK	09/15/2021	159
2,000	EUR	2,365	USD	BOA	09/15/2021	9
182,000	EUR	216,202	USD	JPM	09/15/2021	(107)
7,000	EUR	8,552	USD	BMO	09/15/2021	(240)
141,000	EUR	168,423	USD	BOA	09/15/2021	(1,008)
167,000	GBP	230,992	USD	RBC	08/31/2021	1,154
21,800,000	HUF	74,441	USD	BOA	09/15/2021	(2,418)
21,800,000	HUF	74,995	USD	GSC	09/15/2021	(2,972)
131,700,000	HUF	461,824	USD	CBK	09/15/2021	(26,712)
7,475,500,000	IDR	518,148	USD	GSC	09/15/2021	(2,952)
5,820,000	INR	78,247	USD	GSC	09/15/2021	(390)
5,820,000	INR	78,505	USD	JPM	09/15/2021	(648)
32,650,000	INR	443,283	USD	MSC	09/15/2021	(6,508)
93,050,000	KRW	82,163	USD	BOA	09/15/2021	(1,328)
93,050,000	KRW	83,199	USD	JPM	09/15/2021	(2,363)
488,760,000	KRW	439,430	USD	BNP	09/15/2021	(14,827)
12,670,000	MXN	622,561	USD	JPM	09/15/2021	9,955
530,000	NZD	368,933	USD	JPM	09/15/2021	246
788,000	PEN	201,329	USD	MSC	09/15/2021	(7,307)
787,000	PEN	204,815	USD	GSC	09/15/2021	(11,039)
307,000	PLN	81,860	USD	BOA	09/15/2021	(2,160)
308,000	PLN	82,732	USD	GSC	09/15/2021	(2,772)
1,645,000	PLN	448,464	USD	DEUT	09/15/2021	(21,403)
33,540,000	RUB	454,256	USD	GSC	09/15/2021	701
5,055,000	RUB	68,886	USD	BNP	09/15/2021	(317)
5,055,000	RUB	69,314	USD	GSC	09/15/2021	(745)
107,000	SGD	80,280	USD	BOA	09/15/2021	(1,316)
108,000	SGD	81,427	USD	JPM	09/15/2021	(1,725)
585,000	SGD	441,818	USD	BNP	09/15/2021	(10,094)
9,978,927	USD	12,858,000	AUD	MSC	09/15/2021	540,895
813,746	USD	1,050,000	AUD	CBK	09/15/2021	43,025
370,753	USD	490,000	AUD	JPM	09/15/2021	11,083
231,838	USD	1,175,000	BRL	JPM	09/02/2021	7,240
352,465	USD	1,830,000	BRL	DEUT	09/02/2021	2,667
3,756,195	USD	19,175,000	BRL	GSC	09/15/2021	97,245
1,646,428	USD	2,000,000	CAD	CBK	08/03/2021	43,356
1,427,877	USD	1,750,000	CAD	MSC	08/04/2021	25,190
2,486,414	USD	3,000,000	CAD	MSC	08/05/2021	81,811
1,187,996	USD	1,500,000	CAD	JPM	08/05/2021	(14,306)
403,763	USD	500,000	CAD	DEUT	08/06/2021	2,997
375,619	USD	500,000	CAD	HSBC	08/06/2021	(25,147)
1,659,203	USD	2,000,000	CAD	MSC	08/12/2021	56,147
413,769	USD	500,000	CAD	SSG	08/12/2021	13,005
712,451	USD	900,000	CAD	WEST	08/16/2021	(8,921)
997,516	USD	1,250,000	CAD	SSG	08/17/2021	(4,389)
199,875	USD	250,000	CAD	MSC	08/18/2021	(506)
1,993,517	USD	2,500,000	CAD	CBK	08/18/2021	(10,291)
636,867	USD	800,000	CAD	MSC	08/25/2021	(4,347)
2,391,835	USD	3,000,000	CAD	SSG	08/25/2021	(12,718)
1,033,336	USD	1,300,000	CAD	CIBC	09/01/2021	(8,632)
1,041,035	USD	1,302,000	CAD	CIBC	09/14/2021	(2,551)
3,927,288	USD	4,740,000	CAD	BNP	09/15/2021	128,055
3,926,573	USD	4,740,000	CAD	SSG	09/15/2021	127,339
633,060	USD	765,000	CAD	BMO	09/15/2021	19,892
373,190	USD	460,000	CAD	UBS	09/15/2021	4,488
564,868	USD	700,000	CAD	SSG	09/21/2021	3,797
477,512	USD	600,000	CAD	JPM	09/27/2021	(3,410)
445,627	USD	561,000	CAD	BOA	09/27/2021	(4,035)
3,737,175	USD	4,700,000	CAD	CBK	10/05/2021	(30,007)
238

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
1,595,988	USD	2,000,000	CAD	BCLY	10/07/2021	$ (7,060)
814,661	USD	1,000,000	CAD	BNP	10/12/2021	13,148
2,799,863	USD	3,500,000	CAD	SSG	10/12/2021	(5,433)
996,960	USD	1,250,000	CAD	SSG	10/13/2021	(4,929)
1,243,905	USD	1,500,000	CAD	JPM	10/15/2021	41,645
1,615,000	USD	2,000,000	CAD	DEUT	10/15/2021	11,986
1,582,804	USD	2,000,000	CAD	HSBC	10/15/2021	(20,210)
1,608,556	USD	2,000,000	CAD	CBK	10/26/2021	5,590
2,678,180	USD	3,365,000	CAD	CBK	10/26/2021	(18,812)
1,649,525	USD	2,000,000	CAD	JPM	11/03/2021	46,571
1,646,846	USD	2,000,000	CAD	CBK	11/03/2021	43,891
745,944	USD	900,000	CAD	BOA	11/15/2021	24,606
1,193,744	USD	1,500,000	CAD	WEST	11/15/2021	(8,486)
1,650,491	USD	2,100,000	CAD	GSC	12/01/2021	(32,657)
797,371	USD	1,000,000	CAD	MSC	12/02/2021	(4,129)
467,741	USD	600,000	CAD	GSC	12/02/2021	(13,159)
440,201	USD	550,000	CAD	RBC	12/16/2021	(630)
464,635	USD	585,000	CAD	CIBC	12/16/2021	(4,249)
1,581,833	USD	2,000,000	CAD	WEST	12/16/2021	(21,189)
814,886	USD	1,000,000	CAD	MSC	12/17/2021	13,375
1,591,691	USD	2,000,000	CAD	GSC	12/17/2021	(11,332)
1,565,808	USD	2,000,000	CAD	MSC	12/20/2021	(37,220)
2,396,688	USD	3,000,000	CAD	BNP	01/04/2022	(7,889)
1,606,375	USD	2,000,000	CAD	GSC	01/05/2022	3,322
1,232,457	USD	1,550,000	CAD	JPM	01/12/2022	(9,917)
1,618,576	USD	1,960,000	CAD	JPM	01/18/2022	47,564
456,530	USD	562,000	CAD	MSC	01/26/2022	6,063
1,543,074	USD	1,925,000	CAD	DEUT	01/26/2022	103
392,306	USD	500,000	CAD	UBS	01/26/2022	(8,466)
798,754	USD	1,000,000	CAD	GSC	01/28/2022	(2,791)
796,075	USD	1,000,000	CAD	DEUT	01/31/2022	(5,470)
5,361,090	USD	6,705,000	CAD	MSC	02/07/2022	(13,151)
954,366	USD	1,200,000	CAD	MSC	02/08/2022	(7,464)
1,617,688	USD	2,000,000	CAD	DEUT	02/09/2022	14,644
1,193,925	USD	1,480,000	CAD	DEUT	02/24/2022	7,729
1,993,662	USD	2,500,000	CAD	CBK	02/24/2022	(10,048)
794,730	USD	1,000,000	CAD	CIBC	03/28/2022	(6,671)
3,224,701	USD	4,000,000	CAD	GSC	04/12/2022	19,249
537,864	USD	650,000	CAD	JPM	05/11/2022	17,046
1,308,012	USD	1,580,000	CAD	CBK	05/16/2022	42,062
397,364	USD	500,000	CAD	DEUT	05/16/2022	(3,253)
3,244,663	USD	4,000,000	CAD	MSC	06/01/2022	40,046
562,748	USD	700,000	CAD	SSG	06/01/2022	1,940
801,896	USD	1,000,000	CAD	GSC	06/01/2022	741
1,587,916	USD	2,000,000	CAD	BOA	06/01/2022	(14,393)
812,252	USD	1,000,000	CAD	MSC	06/10/2022	11,143
1,994,077	USD	2,500,000	CAD	BOA	06/21/2022	(8,559)
1,856,602	USD	2,300,000	CAD	WEST	06/27/2022	14,246
807,275	USD	1,000,000	CAD	CBK	06/27/2022	6,250
159,837	USD	200,000	CAD	DEUT	06/27/2022	(368)
239,277	USD	300,000	CAD	BOA	06/27/2022	(1,031)
798,748	USD	1,000,000	CAD	CBK	07/15/2022	(2,187)
570,029	USD	700,000	CAD	GSC	07/27/2022	9,416
134,211	USD	98,900,000	CLP	BNP	09/15/2021	4,063
358,420	USD	274,550,000	CLP	MSC	09/15/2021	(2,876)
137,583	USD	515,400,000	COP	BNP	09/15/2021	5,009
354,443	USD	1,395,550,000	COP	BNP	09/15/2021	(4,529)
222,882	USD	4,770,000	CZK	GSC	09/15/2021	1,148
364,480	USD	7,930,000	CZK	GSC	09/15/2021	(4,146)
208,182	USD	175,000	EUR	MSC	08/31/2021	464
490,464	USD	415,000	EUR	WEST	08/31/2021	(2,124)
239

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
32,093,000	USD	27,195,372	EUR	BCLY	08/31/2021	$ (186,804)
126,411,746	USD	107,095,864	EUR	BNP	08/31/2021	(706,705)
84,908,514	USD	69,734,051	EUR	CBK	09/15/2021	2,110,879
2,232,346	USD	1,833,000	EUR	MSC	09/15/2021	55,962
3,526,466	USD	2,962,000	EUR	JPM	09/15/2021	9,582
313,108	USD	258,000	EUR	BMO	09/15/2021	6,776
255,862	USD	214,000	EUR	WEST	09/15/2021	1,773
352,245	USD	296,000	EUR	SCB	09/15/2021	794
185,559	USD	156,000	EUR	SSG	09/15/2021	335
351,241	USD	296,000	EUR	SSG	09/15/2021	(210)
162,101	USD	137,000	EUR	MSC	09/15/2021	(564)
118,128	USD	100,000	EUR	WEST	09/15/2021	(606)
277,137	USD	234,000	EUR	CBK	09/15/2021	(699)
242,247	USD	205,000	EUR	UBS	09/15/2021	(1,156)
7,137,595	USD	6,035,000	EUR	BCLY	09/15/2021	(27,968)
7,039,904	USD	5,954,000	EUR	JPM	09/15/2021	(29,484)
1,199,214	USD	1,000,000	EUR	GSC	04/01/2022	6,829
1,756,881	USD	1,265,000	GBP	SSG	08/31/2021	(1,597)
11,120,157	USD	8,068,000	GBP	MSC	08/31/2021	(95,177)
15,480,126	USD	10,952,000	GBP	BNP	09/15/2021	255,084
1,443,910	USD	1,020,000	GBP	MSC	09/15/2021	25,945
1,134,191	USD	823,000	GBP	SGG	09/15/2021	(9,911)
220,601	USD	65,900,000	HUF	JPM	09/15/2021	2,879
359,797	USD	109,400,000	HUF	MSC	09/15/2021	(1,640)
2,207,716	USD	31,875,000,000	IDR	GSC	09/15/2021	10,955
143,746	USD	2,103,000,000	IDR	MSC	09/15/2021	(1,189)
367,728	USD	5,372,500,000	IDR	JPM	09/15/2021	(2,534)
221,482	USD	16,620,000	INR	SCB	09/15/2021	(852)
369,303	USD	27,670,000	INR	DEUT	09/15/2021	(852)
13,504,901	USD	1,456,350,000	JPY	BOA	08/02/2021	229,577
9,975,611	USD	1,087,650,000	JPY	MSC	08/10/2021	60,599
4,167,793	USD	456,400,000	JPY	BNP	08/16/2021	7,057
10,523,529	USD	1,144,050,000	JPY	BOA	08/23/2021	93,306
13,737,403	USD	1,447,000,000	JPY	BOA	08/25/2021	544,999
6,637,483	USD	729,050,000	JPY	BCLY	08/30/2021	(9,581)
10,511,607	USD	1,158,100,000	JPY	MSC	09/07/2021	(47,936)
16,089,995	USD	1,759,050,000	JPY	BOA	09/13/2021	50,157
15,147,483	USD	1,656,400,000	JPY	SCB	09/15/2021	43,392
1,806,121	USD	197,400,000	JPY	BNP	09/15/2021	6,104
885,499	USD	97,000,000	JPY	BOA	09/15/2021	992
13,208,003	USD	1,461,050,000	JPY	BCLY	09/21/2021	(115,462)
6,824,316	USD	755,750,000	JPY	BCLY	09/27/2021	(67,807)
2,686,927	USD	297,000,000	JPY	CBA	10/04/2021	(21,750)
5,326,167	USD	593,750,000	JPY	MSC	10/04/2021	(88,906)
7,985,387	USD	877,100,000	JPY	BNP	10/12/2021	(14,408)
10,749,158	USD	1,179,800,000	JPY	BOA	10/18/2021	(12,023)
5,516,554	USD	605,650,000	JPY	BOA	10/25/2021	(8,019)
1,819,551	USD	200,000,000	JPY	BOA	10/29/2021	(4,855)
13,301,053	USD	1,455,850,000	JPY	BOA	11/01/2021	20,465
2,695,147	USD	294,450,000	JPY	BOA	01/25/2022	6,201
223,530	USD	253,260,000	KRW	BOA	09/15/2021	3,515
363,919	USD	421,600,000	KRW	BNP	09/15/2021	(2,339)
9,439,677	USD	188,550,000	MXN	BCLY	09/15/2021	26,826
388,446	USD	7,820,000	MXN	GSC	09/15/2021	(1,946)
216,866	USD	4,490,000	MXN	JPM	09/15/2021	(7,286)
371,582	USD	530,000	NZD	MSC	09/15/2021	2,403
401,912	USD	1,559,000	PEN	BOA	09/15/2021	18,055
4,124	USD	16,000	PEN	JPM	09/15/2021	184
224,356	USD	855,000	PLN	GSC	09/15/2021	2,388
361,378	USD	1,405,000	PLN	BCLY	09/15/2021	(3,377)
225,421	USD	16,520,000	RUB	JPM	09/15/2021	1,334
240

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
3,956,001	USD	292,310,000	RUB	GSC	09/15/2021	$ (9,072)
223,642	USD	300,000	SGD	JPM	09/15/2021	2,245
367,410	USD	500,000	SGD	JPM	09/15/2021	(1,584)
Total foreign currency contracts						$ 3,234,553

Foreign Cross Currency Contracts Outstanding at July 31, 2021
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	2,884,512	CIBC	08/31/2021	GBP	2,884,460	$ 53
EUR	5,818,266	BCLY	08/31/2021	GBP	5,831,473	(13,208)
GBP	54,214	SSG	08/31/2021	EUR	54,367	(153)
Total foreign cross currency contracts						$ (13,308)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 245,080,659	$ —	$ 245,080,659	$ —
Convertible Bonds	78,079,499	—	78,079,499	—
Corporate Bonds	982,762,085	—	982,762,085	—
Foreign Government Obligations	691,213,043	—	691,213,043	—
Municipal Bonds	14,674,768	—	14,674,768	—
Senior Floating Rate Interests	577,561,089	—	577,561,089	—
U.S. Government Agencies	247,288,554	—	247,288,554	—
U.S. Government Securities	355,826,655	—	355,826,655	—
Common Stocks
Energy	85,059	63,238	—	21,821
Convertible Preferred Stocks	9,141,615	9,141,615	—	—
Escrows	1,060,875	—	1,060,875	—
Warrants	92	—	—	92
Short-Term Investments	39,999,997	8,623,267	31,376,730	—
Purchased Options	471,607	—	471,607	—
Foreign Currency Contracts(2)	5,387,961	—	5,387,961	—
Futures Contracts(2)	4,555,029	4,555,029	—	—
Swaps - Credit Default(2)	1,847,757	—	1,847,688	69
Swaps - Interest Rate(2)	854,867	—	854,867	—
Total	$ 3,255,891,211	$ 22,383,149	$ 3,233,486,080	$ 21,982
Liabilities
Foreign Currency Contracts(2)	$ (2,166,716)	$ —	$ (2,166,716)	$ —
Futures Contracts(2)	(12,270,266)	(12,270,266)	—	—
Swaps - Credit Default(2)	(2,691,741)	—	(2,689,804)	(1,937)
Swaps - Interest Rate(2)	(53,122)	—	(53,122)	—
Swaps - Total Return(2)	(3,565,022)	—	(3,565,022)	—
Written Options	(408,821)	—	(408,821)	—
Total	$ (21,155,688)	$ (12,270,266)	$ (8,883,485)	$ (1,937)

(1)	For the period ended July 31, 2021, investments valued at $55,747 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2021 is not presented.
241

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1%
	Alabama - 0.7%
$ 150,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2046	$ 185,523
300,000	State of Alabama, Docks Department, (AGM Insured) 5.00%, 10/01/2024	342,136
335,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2023	370,659
		898,318
	Arizona - 1.4%
325,000	City of Phoenix, AZ, Civic Improvement Corp. 5.00%, 07/01/2031	402,460
	Maricopa County, AZ, Industrial Dev Auth
775,000	3.00%, 09/01/2039	852,571
100,000	5.00%, 09/01/2042	124,816
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	285,544
20,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 10/01/2023(1)	20,009
		1,685,400
	California - 4.5%
50,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	58,364
195,000	California Enterprise Dev Auth 5.00%, 08/01/2045	244,213
500,000	California Municipal Finance Auth, (BAM Insured) 4.00%, 05/15/2038	612,172
165,000	California Public Finance Auth 2.38%, 11/15/2028(1)	167,793
	Cathedral City, CA, Redev Agency Successor Agency
145,000	4.00%, 08/01/2022	149,782
340,000	4.00%, 08/01/2032	412,174
100,000	City of Los Angeles, CA, Department of Airports Rev 5.00%, 05/15/2026	117,099
45,000	Elk Grove, CA, Finance Auth Special Tax, (BAM Insured) 5.00%, 09/01/2032	53,267
150,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2029	191,679
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	103,561
	Orange County, CA, Community Facs Dist Special Tax
100,000	5.00%, 08/15/2023	109,401
150,000	5.00%, 08/15/2033	176,098
100,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2043	115,657
100,000	San Bernardino City, CA, Unified School Dist, GO, (NATL Insured) 0.00%, 08/01/2027(2)	92,989
255,000	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured) 0.00%, 01/15/2025(2)	247,696
	State of California, GO
1,000,000	4.00%, 03/01/2036	1,228,030
140,000	4.00%, 11/01/2041	158,769
1,000,000	University of California, Rev 4.00%, 05/15/2038	1,242,822
		5,481,566
	Colorado - 4.2%
175,000	City & County of Denver, CO, Airport System Rev 5.00%, 12/01/2036	248,993
	Colorado Health Facs Auth Rev
200,000	4.00%, 12/01/2040	234,469
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Colorado - 4.2% - (continued)
$ 1,500,000	4.00%, 11/15/2046	$ 1,821,246
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2040	174,529
305,000	E-470 Public Highway, CO, Auth Rev 0.38%, 09/01/2039, 1 mo. USD SOFR + 0.350%(3)	305,415
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	110,529
120,000	5.00%, 12/01/2029	153,046
500,000	Regional Transportation Dist, CO 4.00%, 07/15/2039	673,158
1,000,000	State of Colorado 5.00%, 12/15/2033	1,340,787
25,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2030	29,089
		5,091,261
	Connecticut - 3.4%
200,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2048	246,042
	Connecticut State Health & Educational Facs Auth
750,000	5.00%, 07/01/2040	963,162
60,000	5.00%, 07/01/2042	71,812
	Connecticut State Higher Education Supplement Loan Auth
700,000	5.00%, 11/15/2025	825,795
720,000	5.00%, 11/15/2026	872,436
250,000	Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	293,511
50,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	58,582
	State of Connecticut, GO
160,000	3.00%, 01/15/2023	166,830
170,000	5.00%, 06/15/2026	200,380
250,000	State of Connecticut, Special Tax Rev 5.00%, 05/01/2033	331,204
100,000	Waterbury, CT, GO 5.00%, 11/15/2047	123,139
		4,152,893
	District of Columbia - 0.3%
150,000	Dist of Columbia Rev 5.00%, 07/01/2042	162,294
150,000	Dist of Columbia, GO 5.00%, 06/01/2032	169,585
		331,879
	Florida - 4.4%
300,000	Broward County, FL, Port Facs Rev 5.00%, 09/01/2028	387,430
135,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2027	165,197
70,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	80,506
200,000	Jacksonville, FL, Sales Tax Rev 5.00%, 10/01/2030	211,200
150,000	JEA, FL, Electric System Rev 5.00%, 10/01/2028	189,947
150,000	JEA, FL, Water & Sewer System Rev 5.00%, 10/01/2028	190,884
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	147,754
100,000	5.00%, 10/01/2033	118,203
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	17,595
15,000	5.00%, 10/01/2031	17,495
20,000	5.00%, 10/01/2032	23,326

242

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Florida - 4.4% - (continued)
$ 20,000	5.00%, 10/01/2033	$ 23,326
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	71,020
	Orange County, FL, Convention Center/Orlando
500,000	5.00%, 10/01/2023	550,751
285,000	5.00%, 10/01/2024	326,482
125,000	5.00%, 10/01/2027	157,220
100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	111,052
475,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(4)	484,832
355,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	366,448
240,000	Polk County, FL, Industrial Dev Auth 5.00%, 01/01/2029	275,701
200,000	Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	233,947
60,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	72,879
200,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	201,782
750,000	St. Louis County, MO, Industrial Dev Auth 4.00%, 12/15/2041	842,154
70,000	Volusia County, FL, Educational Facs Auth 4.00%, 10/15/2035	82,763
		5,349,894
	Georgia - 2.5%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(4)	102,763
	Burke County, GA, Dev Auth Rev
280,000	1.50%, 01/01/2040(4)	287,737
1,000,000	1.55%, 12/01/2049(4)	1,013,572
165,000	2.25%, 10/01/2032(4)	170,807
125,000	3.00%, 11/01/2045(4)	129,943
25,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	26,402
	Main Street Natural Gas, Inc., GA
170,000	5.00%, 05/15/2032	215,794
315,000	5.50%, 09/15/2028	406,701
	Municipal Electric Auth, GA
135,000	5.00%, 01/01/2024	150,252
100,000	5.00%, 01/01/2028	120,642
235,000	5.00%, 01/01/2033	311,299
85,000	5.00%, 01/01/2056	105,049
		3,040,961
	Idaho - 0.5%
500,000	Idaho Housing & Finance Association 4.00%, 07/15/2036	615,394
	Illinois - 13.2%
65,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(2)	63,469
100,000	Chicago, IL, Board of Education Rev 5.75%, 04/01/2035	124,480
	Chicago, IL, Board of Education, GO
150,000	5.00%, 12/01/2027	186,790
500,000	5.00%, 12/01/2041	640,703
200,000	5.00%, 12/01/2046	246,371
200,000	5.25%, 12/01/2023	215,097
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Illinois - 13.2% - (continued)
$ 140,000	5.25%, 12/01/2039	$ 157,458
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	280,941
270,000	5.25%, 12/01/2032	381,430
105,000	Chicago, IL, O'Hare International Airport 5.00%, 01/01/2032	120,999
	Chicago, IL, Transit Auth, (AGM-CR Insured)
100,000	5.00%, 12/01/2044	114,327
175,000	5.00%, 12/01/2045	220,172
250,000	5.00%, 12/01/2046	300,764
160,000	5.25%, 12/01/2024	162,732
	City of Chicago, IL, GO
85,000	5.00%, 01/01/2022	86,450
250,000	5.00%, 01/01/2026	286,157
	City of Decatur, IL, GO, (AGM Insured)
110,000	5.00%, 03/01/2034	130,933
150,000	5.00%, 03/01/2035	178,247
865,000	City of Granite, IL, Rev 1.25%, 05/01/2027(4)	874,616
	Cook County, IL, Community High School Dist No. 212 Leyden, (BAM Insured)
105,000	5.00%, 12/01/2027	121,398
170,000	5.00%, 12/01/2030	196,182
185,000	Cook County, IL, GO 5.00%, 11/15/2031	247,867
1,665,000	Cook County, IL, School District No 78 Rosemont, GO, (AGM Insured) 5.00%, 12/01/2029	2,160,269
225,000	County. of Cook IL Sales Tax Rev 5.00%, 11/15/2029	295,195
	Illinois State Finance Auth Rev
45,000	5.00%, 09/01/2021	45,168
150,000	5.00%, 11/15/2030	174,296
115,000	5.00%, 08/15/2033	152,684
245,000	5.00%, 08/15/2035	285,722
150,000	5.00%, 10/01/2041	179,252
230,000	5.00%, 05/15/2050(4)	259,377
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	399,147
100,000	5.00%, 01/01/2031	128,370
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	166,333
	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured)
75,000	5.00%, 12/01/2025	88,249
130,000	5.00%, 12/01/2026	157,338
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO 5.00%, 01/01/2023	106,770
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
515,000	5.00%, 02/01/2025	591,343
495,000	5.00%, 02/01/2025	566,530
	Metropolitan Pier & Exposition Auth, IL
105,000	0.00%, 12/15/2042(5)	96,005
200,000	5.00%, 12/15/2045	250,102
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	90,615
125,000	6.25%, 07/01/2022	131,970
	Sales Tax Securitization Corp., IL Rev
150,000	5.00%, 01/01/2029	188,761

243

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Illinois - 13.2% - (continued)
$ 1,000,000	5.00%, 01/01/2037	$ 1,289,038
	State of Illinois, GO
225,000	5.00%, 11/01/2021	227,681
400,000	5.00%, 11/01/2026	486,261
50,000	5.00%, 02/01/2027	61,144
150,000	5.00%, 11/01/2028	185,555
355,000	5.00%, 03/01/2029	453,312
250,000	5.00%, 05/01/2029	279,095
330,000	5.00%, 10/01/2031	432,015
315,000	5.00%, 12/01/2034	383,011
215,000	5.00%, 03/01/2046	273,021
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	96,679
		16,017,891
	Indiana - 0.6%
82,763	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	88,898
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
230,000	3.00%, 07/01/2051	252,599
250,000	3.25%, 07/01/2049	271,689
115,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	144,146
		757,332
	Iowa - 0.7%
675,000	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	744,902
40,000	State of Iowa, Finance Auth Rev 2.88%, 05/15/2049	40,391
		785,293
	Kentucky - 0.3%
225,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2035	282,635
90,000	Kentucky Economic Dev Finance Auth, (AGM Insured) 5.00%, 12/01/2047	95,328
		377,963
	Louisiana - 0.8%
325,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(4)	335,221
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	111,483
100,000	6.00%, 11/15/2030	112,483
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	113,345
100,000	5.00%, 05/15/2047	117,360
185,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2026	221,060
		1,010,952
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, (AGM Insured) 4.00%, 07/01/2046	561,283
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Maryland - 1.5%
$ 665,000	Maryland Community Dev Administration 3.00%, 09/01/2051	$ 730,991
750,000	Maryland Stadium Auth Rev, (ST INTERCEPT Insured) 5.00%, 05/01/2050	1,135,398
		1,866,389
	Massachusetts - 4.1%
1,500,000	Massachusetts Clean Water Trust 5.00%, 02/01/2040	2,005,339
	Massachusetts Educational Financing Auth
175,000	5.00%, 07/01/2024	197,940
500,000	5.00%, 01/01/2025	575,268
	Massachusetts Housing Finance Agency
145,000	3.00%, 12/01/2050	160,060
330,000	3.15%, 06/01/2023	344,594
300,000	3.30%, 06/01/2024	319,317
	Massachusetts State Dev Finance Agency, (AGM Insured)
250,000	5.00%, 10/01/2021	251,914
115,000	5.00%, 07/15/2022(1)	119,164
105,000	5.00%, 07/01/2034	123,509
145,000	5.00%, 07/01/2037	182,444
150,000	5.00%, 07/01/2044	183,078
100,000	5.00%, 10/01/2047(1)	109,485
150,000	5.00%, 07/01/2048	184,126
200,000	Massachusetts State, Port Auth Rev 4.00%, 07/01/2046	225,317
		4,981,555
	Michigan - 2.1%
85,000	City of Detroit, MI, GO 5.00%, 04/01/2022	87,278
450,000	Ecorse, MI, Public School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2027	563,398
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	177,908
250,000	Lansing, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	319,783
	Michigan Finance Auth Rev
165,000	5.00%, 11/01/2034	210,701
100,000	5.00%, 07/01/2035	116,600
100,000	5.00%, 05/15/2038	115,709
90,000	Michigan State Hospital Finance Auth 5.00%, 11/15/2047	115,153
300,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	391,509
255,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	333,377
50,000	State of Michigan Rev 5.00%, 03/15/2027	62,462
35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	41,676
		2,535,554
	Minnesota - 1.6%
	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured)
20,000	4.00%, 02/01/2027	23,048
250,000	5.00%, 02/01/2024	276,601
78,659	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	84,759
100,000	Minneapolis-St. Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	120,571

244

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Minnesota - 1.6% - (continued)
$ 1,000,000	Minnesota Higher Education Facs Auth 4.00%, 10/01/2050	$ 1,195,555
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured) 4.00%, 02/01/2029	210,442
		1,910,976
	Mississippi - 0.8%
80,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	87,910
	State of Mississippi, Gaming Tax Rev
200,000	5.00%, 10/15/2022	211,100
175,000	5.00%, 10/15/2026	213,564
400,000	5.00%, 10/15/2037	498,828
		1,011,402
	Missouri - 1.4%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist 4.00%, 10/01/2036	302,640
165,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	211,951
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.25%, 05/15/2032	116,298
100,000	5.25%, 05/15/2050	112,993
200,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	216,927
550,000	State of Missouri, Health & Educational Facs Auth 4.00%, 07/01/2035	687,235
		1,648,044
	Montana - 0.3%
105,000	Montana Board of Housing Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	116,411
150,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2033	180,022
		296,433
	Nebraska - 1.0%
300,000	Central Plains, NE, Energy Project 5.00%, 09/01/2025	355,116
495,000	Nebraska Investment Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2045	544,077
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(4)	305,619
		1,204,812
	Nevada - 1.1%
100,000	City of North Las Vegas, NV 3.50%, 06/01/2023	103,766
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	184,102
30,000	City of Sparks, NV 2.50%, 06/15/2024(1)	30,570
	Clark County, NV, School Dist, GO, (AGM Insured)
250,000	4.00%, 06/15/2036	302,975
225,000	5.00%, 06/15/2028	276,903
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Nevada - 1.1% - (continued)
$ 100,000	5.00%, 06/15/2029	$ 125,796
250,000	Las Vegas, NV, New Convention Center Auth Rev 5.00%, 07/01/2043	305,571
		1,329,683
	New Hampshire - 1.0%
1,000,000	New Hampshire Business Finance Auth. 4.00%, 01/01/2051	1,109,345
70,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	115,784
		1,225,129
	New Jersey - 1.5%
175,000	New Jersey Economic Dev Auth 5.00%, 06/15/2023	190,685
40,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	46,298
	New Jersey Transportation Trust Fund Auth
65,000	5.00%, 12/15/2023	72,268
70,000	5.00%, 12/15/2024	80,741
570,000	5.00%, 06/15/2031	760,798
350,000	New Jersey Turnpike Auth Rev, (AGM Insured) 5.25%, 01/01/2026	423,133
230,000	State of New Jersey, GO 5.00%, 06/01/2026	279,688
		1,853,611
	New Mexico - 0.9%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	235,036
825,000	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2052	910,012
		1,145,048
	New York - 11.6%
405,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	422,718
	City of New York, NY, GO
1,800,000	0.02%, 08/01/2040(4)	1,800,000
130,000	4.00%, 03/01/2038	159,115
125,000	5.00%, 03/01/2039	161,199
140,000	City of New York, NY, Rev 4.00%, 11/01/2035	173,260
85,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	88,900
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(4)	502,876
	Metropolitan Transportation Auth, NY, Rev
1,240,000	5.00%, 03/01/2022	1,274,161
650,000	5.00%, 11/15/2023	690,113
200,000	5.00%, 11/15/2033	263,081
500,000	5.00%, 11/15/2034(4)	562,135
300,000	5.00%, 11/15/2036	360,197
500,000	5.00%, 11/15/2045	635,598
400,000	5.00%, 11/15/2052	492,585
100,000	5.25%, 11/15/2027	123,443
100,000	5.25%, 11/15/2036	121,921
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
125,000	4.00%, 05/01/2035	154,872
215,000	4.00%, 05/01/2040	261,447
265,000	5.00%, 11/01/2032	358,300

245

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	New York - 11.6% - (continued)
$ 250,000	New York Liberty Dev Corp. 5.00%, 11/15/2044(1)	$ 277,246
	New York State Dormitory Auth Rev
1,870,000	0.03%, 07/01/2031(4)	1,870,000
450,000	4.00%, 02/15/2037	542,484
150,000	5.00%, 03/15/2031	177,383
500,000	New York State Urban Dev Corp. Rev 5.00%, 03/15/2032	672,486
100,000	New York Transportation Dev Corp. Rev 5.00%, 07/01/2046	112,435
	State of New York Mortgage Agency
300,000	3.25%, 10/01/2024	322,265
300,000	3.25%, 04/01/2025	314,621
750,000	3.25%, 10/01/2050	826,790
195,000	3.50%, 10/01/2032	212,304
	Syracuse, NY, Industrial Dev Agency
110,000	5.00%, 01/01/2031	110,643
50,000	5.00%, 01/01/2033	50,194
		14,094,772
	North Carolina - 2.5%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
100,000	2.88%, 10/01/2026	100,794
175,000	4.00%, 09/01/2033	210,181
185,000	4.00%, 09/01/2034	221,633
250,000	5.00%, 01/01/2031	289,526
30,000	5.00%, 01/01/2039	34,230
120,000	5.00%, 01/01/2044	139,258
2,000,000	University of North Carolina at Chapel Hill 0.19%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(3)	2,000,002
		2,995,624
	North Dakota - 0.5%
560,000	North Dakota Housing Finance Agency 3.00%, 01/01/2052	618,066
	Ohio - 1.0%
50,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2035	65,765
200,000	American Municipal Power, Inc., OH Rev 4.00%, 02/15/2036	225,154
150,000	Cleveland, OH, Department of Public Utilities, (AGM Insured) 5.00%, 11/15/2030	188,597
500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	588,212
140,000	State of Ohio, GO 5.00%, 06/15/2036	181,709
		1,249,437
	Oklahoma - 0.4%
	Oklahoma Dev Finance Auth
340,000	1.63%, 07/06/2023	343,674
35,000	5.25%, 08/15/2048	42,996
35,000	5.50%, 08/15/2057	43,372
		430,042
	Oregon - 1.6%
55,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038(5)	69,095
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Oregon - 1.6% - (continued)
$ 480,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(2)	$ 229,323
1,000,000	Lane County, OR, School Dist No. 52 Bethel, GO, (School Board Guaranty Insured) 0.00%, 06/15/2041(2)	647,200
40,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty) 0.00%, 06/15/2037(2)	24,378
35,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(2)	22,232
55,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	63,524
150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Board Guaranty Insured) 5.00%, 06/15/2022(5)	156,373
	State of Oregon Housing & Community Services Department
500,000	3.00%, 01/01/2052	548,119
90,000	4.50%, 01/01/2049	98,743
210,000	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(2)	139,145
		1,998,132
	Pennsylvania - 1.8%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	381,038
160,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	183,631
155,000	City of Pittsburgh, PA 4.00%, 09/01/2040	182,958
195,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2029	250,593
90,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	110,097
100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	115,648
100,000	Montgomery County, PA, Industrial Dev Auth Rev 5.00%, 12/01/2025	115,429
155,000	Pennsylvania Housing Finance Agency 4.75%, 04/01/2033	169,834
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	108,841
145,000	5.00%, 12/01/2037	154,485
250,000	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured) 4.00%, 09/01/2036	300,219
50,000	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured) 5.00%, 09/01/2033	65,081
75,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	93,486
		2,231,340
	Puerto Rico - 0.5%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
400,000	4.33%, 07/01/2040	454,584
175,000	5.00%, 07/01/2058	204,055
		658,639
	Rhode Island - 1.8%
340,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2030	452,095

246

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Rhode Island - 1.8% - (continued)
$ 80,000	Rhode Island Health & Educational Building Corp., (AGM Municipal Government Insured) 5.00%, 05/15/2028	$ 99,573
	Rhode Island Housing & Mortgage Finance Corp.
20,000	4.00%, 10/01/2032	20,259
860,000	4.00%, 10/01/2048	948,788
	Rhode Island Student Loan Auth
130,000	3.00%, 12/01/2024	134,027
460,000	5.00%, 12/01/2028	581,137
		2,235,879
	South Carolina - 0.6%
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	190,900
	South Carolina State Public Service Auth
200,000	4.00%, 12/01/2035	241,797
50,000	5.00%, 12/01/2031	57,015
50,000	5.00%, 12/01/2034	57,015
100,000	5.00%, 12/01/2050	115,404
		662,131
	South Dakota - 1.0%
275,000	South Dakota Housing Dev Auth 4.00%, 11/01/2049	307,267
765,000	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 11/01/2051	840,372
		1,147,639
	Tennessee - 0.6%
300,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2039	379,743
200,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	240,923
115,000	Tennessee Housing Dev Agency 3.50%, 01/01/2047	123,215
		743,881
	Texas - 5.6%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
150,000	4.00%, 08/15/2030	170,287
250,000	5.00%, 02/15/2027	309,219
100,000	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/01/2033	120,626
600,000	Central Texas Regional Mobility Auth 4.00%, 01/01/2040	723,615
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	277,848
210,000	City of San Antonio, TX, Airport System Rev 5.00%, 07/01/2026	255,128
165,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(4)	174,583
320,000	Clear Creek, TX, Indep Sch Dist 0.28%, 02/15/2038	319,982
250,000	Conroe, TX, Independent School Dist, GO, (PSF-GTD Insured) 3.00%, 02/15/2036	282,819
150,000	El Paso, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	183,918
400,000	Harris County - Houston, TX, Sports Auth 5.00%, 11/15/2033	449,090
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Texas - 5.6% - (continued)
$ 1,130,000	Harris County, TX, Cultural Education Facs Finance Corp. 3.00%, 10/01/2051	$ 1,227,303
110,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2031	138,212
290,000	Keller, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	348,488
75,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2023	81,906
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	173,382
	New Hope, TX, Cultural Education Facs Finance Corp.
190,000	4.00%, 11/01/2049	217,232
100,000	5.00%, 11/01/2031	109,465
130,000	North Texas Tollway Auth Rev 5.00%, 01/01/2031	166,561
250,000	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2034	300,273
245,000	SA Energy Acquisition, TX, Public Facs Corp. Rev 5.50%, 08/01/2022	257,850
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	299,795
60,000	Texas Transportation Commission 0.00%, 08/01/2038(2)	32,869
200,000	Wylie, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	243,361
		6,863,812
	Utah - 0.3%
175,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	201,248
110,000	State of Utah, GO 3.00%, 07/01/2034	124,129
		325,377
	Vermont - 0.9%
875,000	Vermont Student Assistance Corp. 5.00%, 06/15/2030	1,104,488
	Virginia - 0.5%
65,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	86,967
500,000	Virginia State Small Business Financing Auth Rev 4.00%, 01/01/2039	573,546
		660,513
	Washington - 1.6%
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	176,810
	Washington State Health Care Facs Auth Rev
115,000	5.00%, 01/01/2026	134,624
500,000	5.00%, 09/01/2040	655,441
145,000	5.38%, 01/01/2040	155,633
150,000	Washington State Housing Finance Commission 5.00%, 01/01/2039(1)	172,725
635,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2049	700,657
		1,995,890
	Wisconsin - 2.0%
	Public Finance Auth, WI, (AGM Insured)
500,000	4.00%, 07/01/2059	565,744
300,000	5.00%, 07/01/2035	391,605
100,000	5.00%, 07/01/2037	129,770
200,000	5.00%, 10/01/2043(1)	223,181

247

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Municipal Income Fund)
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Wisconsin - 2.0% - (continued)
$ 95,000	5.00%, 10/01/2044		$ 117,373
150,000	5.00%, 07/01/2048		181,607
100,000	Wisconsin Center Dist, WI, (AGM Insured) 0.00%, 12/15/2029(2)		89,094
	Wisconsin Health & Educational Facs Auth Rev
160,000	0.50%, 11/01/2050(4)		160,269
255,000	4.00%, 08/15/2046		299,128
155,000	5.00%, 11/01/2024		167,098
45,000	5.00%, 11/01/2025		49,388
			2,374,257
	Total Municipal Bonds (cost $104,262,608)		$ 109,556,835
SHORT-TERM INVESTMENTS - 7.5%
	Repurchase Agreements - 7.5%
9,134,462	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $9,134,477; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $9,317,201		$ 9,134,462
	Total Short-Term Investments (cost $9,134,462)		$ 9,134,462
	Total Investments (cost $113,397,070)	97.6%	$ 118,691,297
	Other Assets and Liabilities	2.4%	2,978,305
	Total Net Assets	100.0%	$ 121,669,602
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $1,708,385, representing 1.4% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 109,556,835	$ —	$ 109,556,835	$ —
Short-Term Investments	9,134,462	—	9,134,462	—
Total	$ 118,691,297	$ —	$ 118,691,297	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
248

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0%
	Asset-Backed - Automobile - 0.7%
$ 2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$ 2,407,303
2,295,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	2,304,606
2,000,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,059,195
4,600,000	Exeter Automobile Receivables Trust 2.58%, 09/15/2025(1)	4,722,920
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,409,869
2,505,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	2,536,254
865,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	877,701
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	406,613
	Westlake Automobile Receivables Trust
2,430,000	1.65%, 02/17/2026(1)	2,469,423
3,400,000	2.72%, 11/15/2024(1)	3,485,291
		22,679,175
	Asset-Backed - Credit Card - 0.1%
3,160,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	3,172,811
	Asset-Backed - Finance & Insurance - 3.6%
939,130	Aaset Trust 3.35%, 01/16/2040(1)	931,643
868,998	AIMCO CLO Ltd. 0.98%, 01/15/2028, 3 mo. USD LIBOR + 0.850%(1)(2)	869,257
3,970,000	Apex Credit CLO Ltd. 1.13%, 04/24/2029, 3 mo. USD LIBOR + 1.000%(1)(2)	3,970,091
5,605,836	Atrium 0.97%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	5,611,436
	Bayview Koitere Fund Trust
3,011,730	3.50%, 07/28/2057(1)(3)	3,089,814
1,096,682	4.00%, 11/28/2053(1)(3)	1,121,152
2,828,947	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(3)	2,854,296
	BlueMountain CLO Ltd.
5,235,000	1.23%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	5,237,701
10,110,000	1.35%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	10,111,678
4,355,000	Buckhorn Park CLO Ltd. 1.24%, 07/18/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	4,355,470
	Carlyle U.S. CLO Ltd.
7,230,000	1.15%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	7,222,951
2,735,000	1.23%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	2,737,341
1,358,341	CF Hippolyta LLC 1.99%, 07/15/2060(1)	1,386,831
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,381,975
6,230,000	Dryden 55 CLO Ltd. 1.15%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	6,228,063
	First Franklin Mortgage Loan Trust
1,065,000	0.40%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	1,014,782
2,250,478	0.57%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	2,022,936
5,030,000	Madison Park Funding Ltd. 1.39%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	5,046,051
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Asset-Backed - Finance & Insurance - 3.6% - (continued)
$ 1,009,298	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	$ 1,020,945
7,545,000	Redding Ridge Asset Management LLC 1.19%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	7,549,369
7,365,000	Regatta Funding Ltd. 1.29%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	7,368,800
8,270,000	Sound Point CLO Ltd. 1.21%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	8,267,866
1,682,109	Springleaf Funding Trust 2.68%, 07/15/2030(1)	1,685,367
8,315,000	Thompson Park CLO Ltd. 1.20%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	8,312,855
	Towd Point Mortgage Trust
3,878,507	2.75%, 10/25/2057(1)(3)	3,963,761
4,601,898	3.25%, 03/25/2058(1)(3)	4,764,600
3,160,000	Venture CLO Ltd. 1.38%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	3,163,770
8,219,421	Voya CLO Ltd. 1.03%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	8,221,665
1,317,225	Wendy's Funding LLC 3.88%, 03/15/2048(1)	1,407,626
		123,920,092
	Asset-Backed - Home Equity - 0.5%
3,120,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	3,358,335
	GSAA Home Equity Trust
20,151	0.23%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	7,935
2,620,615	0.25%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	1,070,168
832,297	0.27%, 12/25/2036, 1 mo. USD LIBOR + 0.180%(2)	309,948
1,224,619	0.45%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	457,804
1,212,188	5.99%, 06/25/2036(3)	500,739
	Legacy Mortgage Asset Trust
2,925,703	3.00%, 06/25/2059(1)(4)	2,934,754
3,909,102	3.25%, 11/25/2059(1)(4)	3,932,253
31,305	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.39%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	28,304
1,184,170	Morgan Stanley Mortgage Loan Trust 0.43%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	469,951
486,738	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	221,032
	Soundview Home Loan Trust
2,354,601	0.27%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,260,330
830,000	0.33%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	783,485
1,110,000	0.59%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,073,584
		17,408,622
	Commercial Mortgage-Backed Securities - 4.2%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,530,522
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,628,161
	BBCMS Mortgage Trust
7,661,000	0.94%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,668,089

249

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
$ 6,535,000	0.99%, 04/15/2053(3)(5)	$ 539,146
22,703,907	1.45%, 02/15/2050(3)(5)	1,441,276
2,660,000	4.97%, 12/15/2051(3)	3,053,932
	Benchmark Mortgage Trust
11,783,076	0.51%, 07/15/2051(3)(5)	308,132
58,911,066	0.63%, 04/10/2051(3)(5)	1,724,403
34,103,659	0.66%, 01/15/2052(3)(5)	1,350,000
8,452,891	1.06%, 08/15/2052(3)(5)	519,407
23,113,819	1.23%, 03/15/2062(3)(5)	1,743,073
14,251,155	1.52%, 01/15/2054(3)(5)	1,703,877
6,983,279	1.79%, 07/15/2053(3)(5)	784,977
3,000,000	3.04%, 08/15/2052	3,271,706
4,745,387	BX Commercial Mortgage Trust 1.01%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	4,755,809
2,535,000	CAMB Commercial Mortgage Trust 2.64%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,543,700
2,510,894	Cantor Commercial Real Estate 1.14%, 05/15/2052(3)(5)	171,340
4,145,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	4,319,987
302,330	Chase Mortgage Finance Trust 3.03%, 12/25/2035(3)	302,834
	Citigroup Commercial Mortgage Trust
9,777,231	0.92%, 07/10/2047(3)(5)	231,072
12,664,017	1.03%, 04/10/2048(3)(5)	418,322
415,000	4.59%, 03/10/2047(1)(3)	423,650
1,584,812	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,589,016
	Commercial Mortgage Trust
2,890,632	0.71%, 08/10/2046(3)(5)	37,469
4,119,723	0.99%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(2)	4,122,355
687,000	2.77%, 12/10/2045	704,895
939,511	2.85%, 10/15/2045	959,846
571,003	2.94%, 01/10/2046	585,190
735,000	3.10%, 03/10/2046	753,617
3,895,000	3.18%, 02/10/2048	4,186,390
626,089	3.21%, 03/10/2046	648,994
54,441	3.33%, 06/10/2046	55,618
3,050,000	3.42%, 03/10/2031(1)	3,179,566
905,000	3.61%, 06/10/2046(3)	950,456
185,433	4.02%, 07/10/2045	191,961
420,000	4.07%, 02/10/2047(3)	452,546
660,000	4.21%, 08/10/2046(3)	703,821
379,062	4.21%, 08/10/2046	402,924
595,000	4.25%, 07/10/2045(3)	631,532
1,825,000	4.75%, 10/15/2045(1)(3)	557,264
23,830	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	24,291
	CSAIL Commercial Mortgage Trust
25,716,939	0.75%, 06/15/2057(3)(5)	593,511
1,313,480	0.82%, 04/15/2050(3)(5)	31,064
3,988,058	0.94%, 11/15/2048(3)(5)	129,848
6,623,865	1.87%, 01/15/2049(3)(5)	482,386
	DBJPM Mortgage Trust
5,704,678	1.71%, 09/15/2053(3)(5)	580,862
3,600,000	2.89%, 08/10/2049	3,871,050
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	487,480
350,000	3.80%, 02/25/2050(1)(3)	378,269
230,000	3.84%, 10/25/2049(1)(3)	256,142
1,610,000	3.97%, 04/25/2051(1)(3)	1,811,215
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
	GS Mortgage Securities Corp.
$ 2,010,000	2.95%, 11/05/2034(1)	$ 2,040,526
2,845,000	4.11%, 07/10/2051(3)	3,200,121
	GS Mortgage Securities Trust
22,096,219	0.07%, 07/10/2046(3)(5)	31,160
562,399	0.63%, 08/10/2044(1)(3)(5)	1
3,980,000	3.04%, 07/10/2052	4,355,524
695,000	3.67%, 04/10/2047(1)	34,750
825,000	4.07%, 01/10/2047	882,973
1,310,000	4.96%, 04/10/2047(1)(3)	787,387
621,706	Homeward Opportunities Fund Trust 2.70%, 09/25/2059(1)(3)	623,898
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(3)	938,047
1,770,000	2.81%, 01/16/2037(1)	1,853,002
617,923	2.84%, 12/15/2047	630,455
730,000	4.41%, 12/15/2047(1)(3)	554,525
970,000	5.44%, 08/15/2046(1)(3)	864,138
	JPMBB Commercial Mortgage Securities Trust
9,182,536	0.61%, 09/15/2047(3)(5)	153,560
2,969,991	0.65%, 05/15/2048(3)(5)	61,999
237,306	3.36%, 07/15/2045	245,187
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	9,773,068
1,330,000	Life Mortgage Trust 1.49%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(2)	1,330,630
	Morgan Stanley Bank of America Merrill Lynch Trust
6,059,275	0.98%, 12/15/2047(3)(5)	165,941
3,786,634	1.02%, 10/15/2048(3)(5)	118,776
700,000	2.92%, 02/15/2046	719,106
1,465,000	3.13%, 12/15/2048	1,506,976
880,000	3.18%, 08/15/2045	893,586
730,173	4.26%, 10/15/2046(3)	779,004
	Morgan Stanley Capital Trust
2,425,978	1.34%, 06/15/2050(3)(5)	137,525
885,000	5.28%, 07/15/2049(1)(3)	400,947
37,927	5.66%, 10/12/2052(1)(3)	11,378
2,165,000	MTRO Commercial Mortgage Trust 1.89%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,132,522
	Natixis Commercial Mortgage Securities Trust
1,385,000	2.91%, 10/15/2036(1)	1,389,993
1,187,000	4.40%, 06/17/2038(1)	1,343,046
826,212	Oaktown Re II Ltd. 1.64%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	826,212
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	6,015,538
635,414	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	636,903
5,124,883	UBS Commercial Mortgage Trust 1.06%, 08/15/2050(3)(5)	248,274
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	941,040
1,941,116	3.09%, 08/10/2049	1,980,652
	Wells Fargo Commercial Mortgage Trust
9,605,746	1.09%, 05/15/2048(3)(5)	302,803
10,000	3.17%, 02/15/2048	10,733
255,000	4.15%, 05/15/2048(3)	262,203
60,722	Wells Fargo Mortgage Backed Securities Trust 4.00%, 11/25/2048(1)(3)	61,221

250

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
	Wells Fargo N.A.
$ 20,713,643	0.60%, 11/15/2062(3)(5)	$ 898,398
10,550,542	0.65%, 11/15/2062(3)(5)	505,522
18,150,487	0.70%, 12/15/2052(3)(5)	932,167
29,799,674	0.73%, 11/15/2050(3)(5)	1,178,231
21,409,000	0.84%, 09/15/2062(3)(5)	1,234,878
37,880,459	0.89%, 01/15/2063(3)(5)	2,444,623
21,320,069	0.90%, 05/15/2062(3)(5)	1,277,823
37,841,350	1.79%, 03/15/2063(3)(5)	5,162,438
3,540,000	2.04%, 02/15/2054	3,587,995
	WF-RBS Commercial Mortgage Trust
1,410,395	1.26%, 03/15/2047(3)(5)	36,494
785,078	2.87%, 11/15/2045	800,330
1,490,000	3.00%, 08/15/2045	1,512,187
204,376	3.02%, 11/15/2047(1)	12,263
732,205	3.07%, 03/15/2045	752,236
350,000	3.35%, 05/15/2045	362,476
225,000	4.05%, 03/15/2047	241,989
1,070,000	4.15%, 08/15/2046(3)	1,132,813
345,000	4.96%, 06/15/2044(1)(3)	173,425
770,000	5.71%, 04/15/2045(1)(3)	780,415
		146,065,026
	Other Asset-Backed Securities - 3.5%
	Affirm Asset Securitization Trust
2,679,650	1.90%, 01/15/2025(1)	2,700,567
1,041,098	3.46%, 10/15/2024(1)	1,054,428
1,280,000	Arbor Realty Collateralized Loan Obligation Ltd. 1.19%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	1,280,808
2,820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,820,493
8,230,000	Bain Capital Credit CLO Ltd. 1.32%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	8,232,370
1,945,524	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	1,966,666
	Bayview Opportunity Master Fund Trust
1,214,435	3.50%, 01/28/2055(1)(3)	1,245,151
1,472,321	3.50%, 06/28/2057(1)(3)	1,505,758
2,293,923	4.00%, 10/28/2064(1)(3)	2,343,206
747,734	CF Hippolyta LLC 1.98%, 03/15/2061(1)	759,510
	Domino's Pizza Master Issuer LLC
3,256,837	2.66%, 04/25/2051(1)	3,397,826
1,487,350	3.67%, 10/25/2049(1)	1,618,296
3,204,387	4.12%, 07/25/2048(1)	3,337,305
8,925,000	Madison Park Funding Ltd. 1.25%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	8,930,176
1,500,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	1,501,337
	Mill City Mortgage Loan Trust
1,789,026	2.75%, 01/25/2061(1)(3)	1,813,748
318,478	3.25%, 05/25/2062(1)(3)	325,744
3,170,000	Pretium Mortgage Credit Partners LLC 1.87%, 07/25/2051(1)(4)	3,173,341
8,425,000	RR LLC 1.23%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	8,435,017
546,339	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	546,409
5,123,651	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	5,664,715
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Other Asset-Backed Securities - 3.5% - (continued)
$ 1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	$ 1,902,433
	Symphony CLO Ltd.
1,836,055	1.08%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	1,837,789
9,400,000	1.17%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	9,405,311
	Towd Point Mortgage Trust
1,610,609	0.69%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	1,610,622
447,279	2.25%, 04/25/2056(1)(3)	448,745
557,315	2.75%, 08/25/2055(1)(3)	561,822
4,272,062	2.75%, 10/25/2056(1)(3)	4,335,969
661,688	2.75%, 04/25/2057(1)(3)	670,477
1,517,490	2.75%, 06/25/2057(1)(3)	1,560,128
1,413,475	2.75%, 07/25/2057(1)(3)	1,439,918
2,315,000	Upstart Securitization Trust 0.83%, 07/20/2031(1)	2,315,188
4,614,655	VCAT LLC 1.74%, 05/25/2051(1)(4)	4,623,815
8,270,000	Venture CLO Ltd. 1.31%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	8,272,754
4,769,691	VOLT XCV LLC 2.24%, 03/27/2051(1)(4)	4,838,637
6,545,000	Wellfleet CLO Ltd. 1.34%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	6,543,311
7,395,000	Wendy's Funding LLC 2.37%, 06/15/2051(1)	7,521,602
977,550	Wingstop Funding LLC 2.84%, 12/05/2050(1)	1,015,362
		121,556,754
	Whole Loan Collateral CMO - 9.4%
101,165	Adjustable Rate Mortgage Trust 0.63%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	102,007
	Alternative Loan Trust
1,295,764	0.63%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	1,289,385
342,882	0.73%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	306,041
807,177	1.46%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	726,935
218,727	5.75%, 05/25/2036	138,287
183,693	6.00%, 05/25/2036	138,459
137,354	6.00%, 12/25/2036	84,998
	Angel Oak Mortgage Trust
4,881,378	0.91%, 01/25/2066(1)(3)	4,957,132
4,166,221	0.99%, 04/25/2053(1)(3)	4,168,020
3,602,257	0.99%, 04/25/2066(1)(3)	3,626,803
6,548,327	1.07%, 05/25/2066(1)(3)	6,559,437
1,630,941	1.47%, 06/25/2065(1)(3)	1,639,631
2,862,083	2.53%, 01/26/2065(1)(3)	2,908,507
1,902,023	2.93%, 05/25/2059(1)(3)	1,910,838
395,151	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	399,501
	Banc of America Funding Trust
355,034	0.68%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	357,017
1,209,291	5.77%, 05/25/2037(3)	1,249,161
48,665	6.35%, 01/25/2037(4)	49,827
	Bear Stearns Adjustable Rate Mortgage Trust
230,341	2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	234,716

251

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
$ 189,828	2.42%, 02/25/2036(3)	$ 161,711
1,067,280	Bear Stearns Alt-A Trust 0.59%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,332,439
337,160	Bear Stearns Mortgage Funding Trust 0.27%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	320,451
	Bellemeade Re Ltd.
380,166	1.19%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	380,319
185,851	1.39%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	185,875
1,858,555	1.49%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	1,859,285
2,484,635	BRAVO Residential Funding Trust 0.94%, 02/25/2049(1)(3)	2,488,131
2,532,751	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	2,562,273
	CHL Mortgage Pass-Through Trust
380,119	0.77%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	354,615
118,409	2.61%, 06/20/2035(3)	122,732
479,215	2.74%, 11/20/2035(3)	440,675
610,467	3.03%, 09/25/2047(3)	584,842
314,485	3.23%, 04/20/2036(3)	252,995
1,983,954	CIM Trust 3.00%, 04/25/2057(1)(3)	2,014,738
1,869,891	Colombia Cent CLO Ltd. 1.28%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	1,870,929
	COLT Mortgage Loan Trust
2,355,682	0.80%, 07/27/2054(1)	2,351,987
4,580,413	0.91%, 06/25/2066(1)(3)	4,569,451
1,250,749	2.58%, 11/25/2049(1)(3)	1,254,326
	Connecticut Avenue Securities Trust
662,392	2.09%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	664,259
720,747	2.19%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	722,398
655,439	2.24%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	658,980
1,186,714	2.24%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,183,711
926,332	2.39%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	933,178
601,699	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	554,456
3,910,000	Credit Suisse Mortgage Capital Certificates 0.94%, 05/25/2066(1)(3)	3,909,970
	CSMC Trust
1,846,044	0.81%, 05/25/2065(1)(3)	1,847,403
3,208,554	0.83%, 03/25/2056(1)(3)	3,254,071
7,129,848	1.18%, 02/25/2066(1)(3)	7,243,005
2,308,370	1.80%, 12/27/2060(1)(3)	2,321,735
1,540,595	3.25%, 04/25/2047(1)(3)	1,630,364
	Deephaven Residential Mortgage Trust
2,149,223	0.90%, 04/25/2066(1)(3)	2,147,102
1,984,964	1.69%, 05/25/2065(1)	1,994,275
109,751	DSLA Mortgage Loan Trust 0.81%, 01/19/2045, 1 mo. USD LIBOR + 0.720%(2)	99,086
	Ellington Financial Mortgage Trust
1,122,620	0.80%, 02/25/2066(1)(3)	1,119,702
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
$ 1,871,805	0.93%, 06/25/2066(1)(3)	$ 1,877,293
	Fannie Mae Connecticut Avenue Securities
149,406	2.09%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	150,625
695,456	2.64%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	704,186
960,363	4.44%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	1,006,496
408,619	4.54%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(2)	427,797
	GCAT Trust
5,712,144	0.87%, 01/25/2066(1)(3)	5,798,512
4,144,662	1.04%, 05/25/2066(1)(3)	4,144,662
	GMACM Mortgage Loan Trust
240,705	2.81%, 09/19/2035(3)	229,059
52,880	3.05%, 04/19/2036(3)	46,228
	GSR Mortgage Loan Trust
1,782,225	0.39%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	456,426
97,221	2.62%, 10/25/2035(3)	68,933
759,298	2.94%, 01/25/2036(3)	772,901
	HarborView Mortgage Loan Trust
570,077	0.28%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	546,684
1,054,052	0.33%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,036,509
689,529	Home Re Ltd. 1.69%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	689,529
	IndyMac Index Mortgage Loan Trust
368,719	2.94%, 03/25/2036(3)	326,851
225,678	3.04%, 01/25/2036(3)	222,193
1,024,577	3.05%, 04/25/2037(3)	702,091
	JP Morgan Mortgage Trust
149,933	3.02%, 09/25/2035(3)	153,741
68,011	3.03%, 04/25/2037(3)	60,898
185,200	3.05%, 05/25/2036(3)	166,993
1,630,765	LCM XX L.P. 1.17%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	1,631,727
	Legacy Mortgage Asset Trust
2,271,751	1.75%, 04/25/2061(1)(4)	2,303,153
2,917,499	1.75%, 07/25/2061(1)(4)	2,923,576
351,204	Lehman XS Trust 0.51%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	358,539
	LSTAR Securities Investment Ltd.
6,625,763	1.80%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)	6,625,001
5,038,286	1.90%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	5,038,259
1,235,542	2.60%, 04/01/2024, 1 mo. USD LIBOR + 1.250%(1)(2)	1,230,281
2,946,659	2.60%, 05/01/2024, 1 mo. USD LIBOR + 1.250%(1)(2)	2,935,173
1,890,746	Luminent Mortgage Trust 0.47%, 05/25/2046, 1 mo. USD LIBOR + 0.380%(2)	1,732,531
	MetLife Securitization Trust
937,455	3.00%, 04/25/2055(1)(3)	957,631
2,137,273	3.75%, 03/25/2057(1)(3)	2,227,060
	MFA Trust
895,750	1.01%, 01/26/2065(1)(3)	896,816
3,908,124	1.15%, 04/25/2065(1)(3)	3,964,917

252

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
$ 502,295	Morgan Stanley Mortgage Loan Trust 3.24%, 05/25/2036(3)	$ 343,429
823,176	Mortgage Insurance-Linked Notes 1.99%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	823,178
2,058,383	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	2,059,695
	New Residential Mortgage Loan Trust
2,954,255	0.84%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	2,961,570
3,616,803	0.94%, 07/25/2055(1)(3)	3,621,033
2,992,508	0.94%, 09/25/2058(1)(3)	3,010,209
2,112,309	1.59%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	2,145,983
906,581	2.49%, 09/25/2059(1)(3)	913,478
2,574,819	3.50%, 12/25/2057(1)(3)	2,664,914
2,205,243	3.50%, 08/25/2059(1)(3)	2,298,409
1,779,576	3.75%, 11/26/2035(1)(3)	1,885,965
699,554	3.75%, 01/25/2054(1)(3)	739,471
33,062	3.75%, 05/25/2054(1)(3)	35,104
1,971,598	3.75%, 11/25/2056(1)(3)	2,096,044
4,387,795	3.75%, 11/25/2058(1)(3)	4,720,331
3,493,938	4.00%, 02/25/2057(1)(3)	3,745,718
3,584,043	4.00%, 03/25/2057(1)(3)	3,844,129
2,416,388	4.00%, 04/25/2057(1)(3)	2,603,427
2,129,908	4.00%, 05/25/2057(1)(3)	2,281,891
2,980,706	4.00%, 08/27/2057(1)(3)	3,190,820
420,061	4.00%, 12/25/2057(1)(3)	450,301
6,928,864	NMLT Trust 1.19%, 05/25/2056(1)(3)	6,930,444
252,546	Oaktown Re III Ltd. 1.49%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	252,617
	OBX Trust
349,580	0.74%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	349,855
6,922,303	1.07%, 02/25/2066(1)(3)	6,930,005
	OZLM Ltd.
1,069,083	1.14%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	1,069,697
1,145,680	1.18%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	1,146,067
	PMT Credit Risk Transfer Trust
1,189,342	2.09%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,187,296
2,700,448	2.99%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	2,749,009
	Preston Ridge Partners Mortgage Trust LLC
4,190,425	1.79%, 06/25/2026(1)(4)	4,192,420
4,490,000	1.79%, 07/25/2026	4,489,973
8,041,065	1.87%, 04/25/2026(1)(4)	8,137,860
2,085,643	2.12%, 03/25/2026(1)(3)	2,114,802
1,333,152	2.36%, 11/25/2025(1)(4)	1,337,844
4,348,149	2.86%, 09/25/2025(1)(4)	4,373,599
1,346,133	3.50%, 10/25/2024(1)(3)	1,352,326
8,279,769	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(4)	8,286,319
324,545	Radnor RE Ltd. 1.29%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(2)	324,544
615,560	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	621,265
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
$ 3,612,630	RCO VII Mortgage LLC 1.87%, 05/25/2026(1)(4)	$ 3,615,864
	Residential Accredit Loans, Inc.
1,676,645	0.69%, 04/25/2036, 1 mo. USD LIBOR + 0.600%(2)	1,582,864
753,897	6.00%, 12/25/2035	768,809
107,854	Residential Asset Securitization Trust 5.50%, 06/25/2035	96,165
370,425	Residential Funding Mortgage Securities, Inc. 2.96%, 08/25/2035(3)	225,967
3,074,250	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	3,069,495
	Seasoned Credit Risk Transfer Trust
2,983,379	2.50%, 08/25/2059	3,152,116
2,119,132	3.50%, 11/25/2057	2,350,377
5,653,597	3.50%, 07/25/2058	6,297,395
1,151,864	3.50%, 08/25/2058	1,285,877
5,224,697	3.50%, 10/25/2058	5,780,642
124,872	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(3)	126,249
2,416,573	Starwood Mortgage Residential Trust 0.94%, 05/25/2065(1)(3)	2,431,976
6,421,462	Starwood Residential Mortgage Trust 1.22%, 05/25/2065(1)(3)	6,438,976
7,594	Structured Agency Credit Risk Trust 0.84%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	7,594
521,121	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	334,079
4,130,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(4)	4,136,001
8,051,606	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(3)	8,230,690
1,460,659	VCAT LLC 2.12%, 03/27/2051(1)(4)	1,465,335
	Verus Securitization Trust
2,001,712	0.82%, 10/25/2063(1)(3)	2,001,343
3,793,293	0.92%, 02/25/2064(1)(3)	3,800,196
3,165,000	0.94%, 07/25/2066(1)(3)	3,165,310
2,831,133	1.03%, 02/25/2066(1)(3)	2,832,093
1,753,977	1.50%, 05/25/2065(1)(4)	1,766,741
1,540,806	2.78%, 07/25/2059(1)(4)	1,559,512
1,873,989	3.60%, 08/25/2050(1)(4)	1,877,042
5,294,963	VOLT XCIII LLC 1.89%, 02/27/2051(1)(4)	5,292,605
4,137,165	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	4,143,985
4,232,013	VOLT XCVII LLC 2.24%, 04/25/2051(1)(4)	4,289,399
1,511,494	VOLT XCVIII LLC 2.12%, 04/25/2051(1)(4)	1,532,824
	WaMu Mortgage Pass-Through Certificates Trust
323,465	0.99%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	304,077
244,479	1.09%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	229,756
660,691	2.79%, 06/25/2037(3)	642,598
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
835,594	0.69%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	546,290
441,763	0.94%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	402,069

253

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
$ 17,674,506	Wells Fargo Commercial Mortgage Trust 0.90%, 09/15/2057(3)(5)	$ 562,498
121,879	Wells Fargo Mortgage-Backed Securities Trust 2.72%, 09/25/2036(3)	120,426
1,836,428	Wells Fargo N.A. 1.03%, 04/15/2052(3)(5)	125,298
		325,523,016
	Total Asset & Commercial Mortgage-Backed Securities (cost $754,530,325)	$ 760,325,496
CORPORATE BONDS - 30.2%
	Advertising - 0.0%
615,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 624,225
	Aerospace/Defense - 0.4%
	Boeing Co.
2,420,000	5.04%, 05/01/2027	2,800,920
1,675,000	5.15%, 05/01/2030	1,997,537
	DAE Funding LLC
65,000	4.50%, 08/01/2022(1)	65,000
70,000	5.00%, 08/01/2024(1)	71,750
	L3Harris Technologies, Inc.
465,000	2.90%, 12/15/2029	499,922
2,105,000	3.85%, 06/15/2023	2,233,462
1,410,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,893,437
	Raytheon Technologies Corp.
43,000	3.65%, 08/16/2023	45,506
170,000	4.63%, 11/16/2048	223,654
	United Technologies Corp.
2,790,000	3.95%, 08/16/2025	3,108,123
1,135,000	4.45%, 11/16/2038	1,403,808
		14,343,119
	Agriculture - 0.3%
1,895,000	Altria Group, Inc. 3.70%, 02/04/2051	1,848,995
	BAT Capital Corp.
1,670,000	2.26%, 03/25/2028	1,679,880
2,525,000	2.79%, 09/06/2024	2,650,518
3,425,000	BAT International Finance plc 1.67%, 03/25/2026	3,459,093
1,945,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	2,069,383
		11,707,869
	Airlines - 0.0%
115,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	118,645
	Apparel - 0.2%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	1,013,414
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,718,587
		5,732,001
	Auto Manufacturers - 0.3%
	General Motors Co.
1,395,000	5.20%, 04/01/2045	1,742,979
735,000	6.13%, 10/01/2025	869,860
	General Motors Financial Co., Inc.
840,000	1.25%, 01/08/2026	839,348
6,970,000	1.50%, 06/10/2026	6,990,601
		10,442,788
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Auto Parts & Equipment - 0.0%
$ 342,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	$ 361,665
	Beverages - 0.7%
	Anheuser-Busch InBev Worldwide, Inc.
2,008,000	3.75%, 07/15/2042	2,238,517
900,000	4.60%, 04/15/2048	1,118,040
700,000	4.75%, 04/15/2058	894,080
4,380,000	5.45%, 01/23/2039	5,830,082
	Coca-Cola Co.
4,975,000	2.25%, 01/05/2032	5,190,731
555,000	3.00%, 03/05/2051	599,686
	Constellation Brands, Inc.
1,490,000	2.25%, 08/01/2031	1,500,783
815,000	2.65%, 11/07/2022	838,200
560,000	2.88%, 05/01/2030	595,207
273,000	3.15%, 08/01/2029	295,147
251,000	3.60%, 02/15/2028	280,444
1,540,000	4.40%, 11/15/2025	1,745,129
2,979,000	Diageo Capital plc 2.00%, 04/29/2030	3,029,464
		24,155,510
	Biotechnology - 0.4%
	Amgen, Inc.
615,000	1.90%, 02/21/2025	639,906
1,915,000	2.30%, 02/25/2031	1,974,338
360,000	3.15%, 02/21/2040	384,697
1,385,000	3.38%, 02/21/2050	1,508,432
77,000	Baxalta, Inc. 3.60%, 06/23/2022	78,801
4,935,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	4,855,931
	Royalty Pharma plc
3,065,000	2.15%, 09/02/2031	3,014,993
655,000	3.30%, 09/02/2040(1)	666,076
65,000	3.55%, 09/02/2050(1)	65,892
		13,189,066
	Chemicals - 0.1%
290,000	Chemours Co. 5.38%, 05/15/2027(7)	314,650
2,940,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	3,172,271
875,000	LYB International Finance LLC 1.25%, 10/01/2025	879,887
385,000	Olin Corp. 5.13%, 09/15/2027	400,881
		4,767,689
	Commercial Banks - 5.5%
	Bank of America Corp.
3,415,000	2.09%, 06/14/2029, (2.09% fixed rate until 06/14/2028; 3 mo. USD SOFR + 1.060% thereafter)(8)	3,476,364
2,175,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,278,937
550,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(8)	574,168
2,370,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	2,568,209
3,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	3,728,945

254

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Commercial Banks - 5.5% - (continued)
$ 5,870,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	$ 6,320,239
5,780,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	6,985,920
2,640,000	7.75%, 05/14/2038	4,242,692
2,640,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	2,765,682
	BNP Paribas S.A.
1,600,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	1,584,991
2,435,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	2,518,691
805,000	China Construction Bank Corp. 0.88%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	805,457
	Citigroup, Inc.
2,325,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 1 mo. USD SOFR + 0.867% thereafter)(8)	2,336,732
3,285,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(8)	3,393,234
1,355,000	3.20%, 10/21/2026	1,475,684
3,590,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,833,214
3,950,000	3.70%, 01/12/2026	4,385,187
1,240,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	1,411,339
2,090,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	2,453,297
1,780,000	4.45%, 09/29/2027	2,052,839
360,000	Credit Suisse AG 0.48%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	360,516
	Credit Suisse Group AG
1,255,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	1,309,452
4,615,000	6.25%, 12/29/2049, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	5,035,888
	Danske Bank A/S
1,615,000	5.00%, 01/12/2022(1)	1,646,153
1,685,000	5.38%, 01/12/2024(1)	1,865,327
2,110,000	Fifth Third Bancorp 2.38%, 01/28/2025	2,216,286
	Goldman Sachs Group, Inc.
1,410,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(8)	1,387,353
4,130,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(8)	4,191,004
5,380,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	5,563,129
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Commercial Banks - 5.5% - (continued)
$ 1,660,000	2.88%, 10/31/2022, (2.88% fixed rate until 10/31/2021; 3 mo. USD LIBOR + 0.821% thereafter)(8)	$ 1,669,596
2,720,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	2,783,623
1,540,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	1,733,798
2,245,000	6.75%, 10/01/2037	3,316,432
	HSBC Holdings plc
2,985,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(8)	2,992,664
1,335,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD LIBOR + 1.290% thereafter)(8)	1,342,634
1,125,000	3.60%, 05/25/2023	1,189,552
4,130,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	4,801,698
	JP Morgan Chase & Co.
1,345,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	1,397,539
3,015,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	3,204,834
1,095,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	1,163,747
665,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	692,603
5,415,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	5,757,812
3,765,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	3,995,211
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	1,980,328
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	2,574,149
6,955,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	7,779,192
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	1,464,767
410,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	441,958
1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	2,144,763
	Morgan Stanley
2,660,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(8)	2,699,328

255

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Commercial Banks - 5.5% - (continued)
$ 5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	$ 5,743,918
4,240,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	4,161,933
2,575,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(8)	2,593,135
1,030,000	2.63%, 11/17/2021	1,037,382
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	2,111,382
2,720,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	3,028,532
2,710,000	4.00%, 07/23/2025	3,016,202
1,250,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	1,467,615
595,000	PNC Bank NA 2.70%, 10/22/2029	637,770
2,725,000	PNC Financial Services Group, Inc. 2.20%, 11/01/2024	2,859,322
1,375,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,400,149
	State Street Corp.
2,145,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(8)	2,260,964
1,190,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(8)	1,275,569
3,655,000	Truist Bank 2.25%, 03/11/2030	3,784,089
1,620,000	UBS Group AG 2.65%, 02/01/2022(1)	1,638,824
2,275,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	2,333,149
	Wells Fargo & Co.
5,390,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 1.087% thereafter)(8)	5,635,838
1,190,000	3.00%, 04/22/2026	1,290,588
1,555,000	3.00%, 10/23/2026	1,684,767
2,715,000	3.75%, 01/24/2024	2,918,671
580,000	4.90%, 11/17/2045	754,152
925,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	1,286,886
410,000	5.61%, 01/15/2044	572,218
		191,386,212
	Commercial Services - 1.1%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,631,375
210,000	4.13%, 08/15/2025(1)	214,463
5,335,000	4.38%, 08/15/2027(1)	5,588,412
600,000	5.25%, 08/01/2026(1)	624,000
1,255,000	Equifax, Inc. 2.60%, 12/15/2025	1,334,845
	Gartner, Inc.
635,000	3.63%, 06/15/2029(1)	650,081
2,460,000	3.75%, 10/01/2030(1)	2,527,650
3,991,000	4.50%, 07/01/2028(1)	4,220,482
	Howard University
2,000,000	2.70%, 10/01/2029	2,054,166
1,205,000	3.48%, 10/01/2041	1,264,950
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Commercial Services - 1.1% - (continued)
$ 4,315,000	IHS Markit Ltd. 4.13%, 08/01/2023	$ 4,586,845
	Service Corp. International
7,045,000	3.38%, 08/15/2030	7,026,683
4,657,000	5.13%, 06/01/2029	5,029,560
	United Rentals North America, Inc.
205,000	4.00%, 07/15/2030	212,944
750,000	4.88%, 01/15/2028	792,000
		37,758,456
	Construction Materials - 0.3%
3,014,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,206,143
	Standard Industries, Inc.
830,000	3.38%, 01/15/2031(1)	804,810
4,355,000	4.38%, 07/15/2030(1)	4,485,650
285,000	4.75%, 01/15/2028(1)	296,659
145,000	5.00%, 02/15/2027(1)	149,531
		8,942,793
	Diversified Financial Services - 0.7%
6,395,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	6,450,828
1,490,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,604,487
2,245,000	GE Capital Funding LLC 4.40%, 05/15/2030	2,638,633
1,530,000	GE Capital International Funding Co. 4.42%, 11/15/2035	1,874,916
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,788,183
1,415,000	Mastercard, Inc. 2.95%, 03/15/2051	1,497,270
	Navient Corp.
70,000	5.88%, 10/25/2024	76,213
190,000	6.13%, 03/25/2024	206,150
90,000	7.25%, 09/25/2023	99,102
4,450,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	4,580,162
		23,815,944
	Electric - 2.7%
3,100,000	AES Corp. 3.30%, 07/15/2025(1)	3,311,730
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	2,380,623
1,480,000	4.15%, 08/15/2044	1,816,722
	Berkshire Hathaway Energy Co.
865,000	1.65%, 05/15/2031(7)	847,170
1,550,000	3.25%, 04/15/2028	1,725,963
1,020,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(1)	1,052,640
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029	1,163,080
70,000	4.97%, 05/01/2046	86,456
	Commonwealth Edison Co.
1,735,000	3.65%, 06/15/2046	2,008,733
360,000	4.00%, 03/01/2048	440,493
365,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	452,122
	Duke Energy Carolinas LLC
1,295,000	2.55%, 04/15/2031	1,367,418
35,000	3.45%, 04/15/2051	39,422
575,000	4.25%, 12/15/2041	710,997
5,140,000	Duke Energy Corp. 2.55%, 06/15/2031	5,309,909

256

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Electric - 2.7% - (continued)
$ 1,185,000	Duke Energy Florida LLC 3.40%, 10/01/2046	$ 1,319,146
	Duke Energy Indiana LLC
2,410,000	2.75%, 04/01/2050	2,391,923
1,215,000	3.25%, 10/01/2049	1,316,450
1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,828,412
1,645,000	Duquesne Light Holdings, Inc. 2.78%, 01/07/2032(1)	1,684,109
2,745,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	2,761,283
305,000	Evergy Metro, Inc. 2.25%, 06/01/2030	314,450
	Evergy, Inc.
710,000	2.45%, 09/15/2024	746,850
2,010,000	2.90%, 09/15/2029	2,159,186
2,095,000	Exelon Corp. 3.95%, 06/15/2025	2,311,583
	FirstEnergy Corp.
350,000	1.60%, 01/15/2026	348,152
1,885,000	2.25%, 09/01/2030	1,859,176
2,625,000	3.40%, 03/01/2050	2,635,669
1,145,000	5.60%, 07/15/2047	1,438,497
1,590,000	Georgia Power Co. 4.30%, 03/15/2042	1,897,996
	IPALCO Enterprises, Inc.
1,230,000	3.70%, 09/01/2024	1,326,984
3,460,000	4.25%, 05/01/2030	3,935,384
1,935,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	2,066,799
1,570,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	1,641,127
	MidAmerican Energy Co.
900,000	3.15%, 04/15/2050	971,365
130,000	3.65%, 08/01/2048	152,165
380,000	NextEra Energy Operating Partners L.P. 3.88%, 10/15/2026(1)	399,950
	NRG Energy, Inc.
2,190,000	2.00%, 12/02/2025(1)	2,252,024
2,190,000	2.45%, 12/02/2027(1)	2,237,131
	Oglethorpe Power Corp.
355,000	3.75%, 08/01/2050	387,683
1,425,000	5.05%, 10/01/2048	1,820,534
495,000	Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	628,305
	Pacific Gas and Electric Co.
4,630,000	2.50%, 02/01/2031	4,363,175
260,000	4.50%, 07/01/2040	262,210
	PacifiCorp
394,000	4.13%, 01/15/2049	480,470
350,000	4.15%, 02/15/2050	434,073
	Public Service Enterprise Group, Inc.
1,365,000	1.60%, 08/15/2030	1,315,319
1,630,000	2.88%, 06/15/2024	1,730,167
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	2,081,297
2,220,000	4.10%, 06/15/2030	2,517,628
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,856,067
1,110,000	3.80%, 02/01/2038	1,260,083
210,000	4.00%, 02/01/2048	240,962
	Southern California Edison Co.
210,000	2.25%, 06/01/2030	211,044
1,450,000	2.85%, 08/01/2029	1,527,621
980,000	3.65%, 02/01/2050	998,347
506,000	4.00%, 04/01/2047	535,126
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Electric - 2.7% - (continued)
$ 299,000	4.13%, 03/01/2048	$ 327,301
	Southern Co.
490,000	2.95%, 07/01/2023	511,219
1,520,000	3.25%, 07/01/2026	1,660,531
995,000	3.70%, 04/30/2030	1,118,733
30,000	4.40%, 07/01/2046	36,101
370,000	Union Electric Co. 4.00%, 04/01/2048	453,102
315,000	Xcel Energy, Inc. 3.50%, 12/01/2049	349,897
3,590,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	3,554,244
		93,370,528
	Energy-Alternate Sources - 0.1%
1,495,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,670,677
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)(7)	1,286,200
		2,956,877
	Engineering & Construction - 0.1%
3,611,614	International Airport Finance S.A. 12.00%, 03/15/2033(1)	3,918,601
	Entertainment - 0.2%
6,310,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	6,483,525
	Environmental Control - 0.3%
	Clean Harbors, Inc.
8,118,000	4.88%, 07/15/2027(1)	8,513,752
275,000	5.13%, 07/15/2029(1)	299,063
		8,812,815
	Food - 0.3%
	Conagra Brands, Inc.
655,000	4.30%, 05/01/2024	717,746
220,000	4.60%, 11/01/2025	250,127
1,068,000	4.85%, 11/01/2028	1,282,216
330,000	5.40%, 11/01/2048	452,607
1,445,000	Kellogg Co. 3.40%, 11/15/2027	1,602,508
115,000	Kraft Heinz Foods Co. 4.25%, 03/01/2031	132,283
1,900,000	MARB BondCo plc 3.95%, 01/29/2031(1)	1,846,800
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,918,127
375,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	394,688
		9,597,102
	Food Service - 0.0%
160,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	166,221
	Forest Products & Paper - 0.4%
	Suzano Austria GmbH
5,515,000	3.13%, 01/15/2032	5,465,365
6,510,000	5.00%, 01/15/2030	7,372,575
		12,837,940
	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	43,650
500,000	5.88%, 08/20/2026	560,000

257

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Gas - 0.1% - (continued)
	NiSource, Inc.
$ 1,655,000	3.49%, 05/15/2027	$ 1,840,136
2,095,000	3.60%, 05/01/2030	2,342,547
		4,786,333
	Healthcare - Products - 0.5%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,268,515
1,120,000	3.00%, 09/23/2029(1)	1,195,544
	Boston Scientific Corp.
1,820,000	1.90%, 06/01/2025	1,886,225
4,120,000	3.75%, 03/01/2026	4,597,951
685,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	714,585
5,570,000	Hologic, Inc. 4.63%, 02/01/2028(1)	5,876,350
285,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	297,112
		16,836,282
	Healthcare - Services - 1.0%
1,895,000	Anthem, Inc. 3.50%, 08/15/2024	2,043,890
	Centene Corp.
75,000	4.25%, 12/15/2027	79,125
8,035,000	4.63%, 12/15/2029	8,805,958
335,000	CommonSpirit Health 3.35%, 10/01/2029	367,687
	HCA, Inc.
4,405,000	2.38%, 07/15/2031	4,446,448
80,000	3.50%, 09/01/2030	86,876
650,000	5.63%, 09/01/2028	781,755
1,335,000	Humana, Inc. 2.15%, 02/03/2032	1,339,223
	Kaiser Foundation Hospitals
1,265,000	2.81%, 06/01/2041	1,324,397
2,090,000	3.00%, 06/01/2051	2,211,196
7,125,000	Rede D'or Finance S.a.r.l. 4.50%, 01/22/2030(1)	7,258,665
1,270,000	Sutter Health 3.36%, 08/15/2050	1,382,529
	UnitedHealth Group, Inc.
1,335,000	2.38%, 08/15/2024	1,407,246
2,305,000	2.75%, 05/15/2040	2,383,752
1,165,000	3.50%, 08/15/2039	1,323,963
535,000	4.75%, 07/15/2045	717,572
		35,960,282
	Home Builders - 0.1%
3,270,000	PulteGroup, Inc. 5.50%, 03/01/2026	3,829,464
375,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	405,469
	Toll Brothers Finance Corp.
310,000	3.80%, 11/01/2029(7)	334,800
475,000	4.88%, 11/15/2025	530,219
		5,099,952
	Insurance - 1.0%
5,475,000	American International Group, Inc. 2.50%, 06/30/2025	5,778,017
1,580,000	Aon Corp. 2.20%, 11/15/2022	1,618,329
6,245,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	7,675,672
4,730,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	4,771,148
	Genworth Holdings, Inc.
10,000	4.80%, 02/15/2024	9,950
350,000	4.90%, 08/15/2023	351,750
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Insurance - 1.0% - (continued)
	Marsh & McLennan Cos., Inc.
$ 1,275,000	3.88%, 03/15/2024	$ 1,379,898
1,290,000	4.38%, 03/15/2029	1,527,958
1,025,000	4.75%, 03/15/2039	1,337,385
282,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	310,671
	MGIC Investment Corp.
95,000	5.25%, 08/15/2028	100,992
380,000	5.75%, 08/15/2023	409,450
2,730,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,841,715
415,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	480,567
	Unum Group
720,000	4.13%, 06/15/2051	733,273
1,360,000	4.50%, 12/15/2049	1,466,329
45,000	Voya Financial, Inc. 4.80%, 06/15/2046	58,059
	Willis North America, Inc.
795,000	3.60%, 05/15/2024	853,770
2,135,000	4.50%, 09/15/2028	2,485,614
		34,190,547
	Internet - 0.6%
	Alibaba Group Holding Ltd.
2,280,000	3.40%, 12/06/2027	2,492,810
200,000	4.20%, 12/06/2047	234,081
2,030,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,457,861
	Go Daddy Operating Co. LLC
330,000	3.50%, 03/01/2029(1)	329,175
4,537,000	5.25%, 12/01/2027(1)	4,758,995
5,970,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	6,044,625
	Tencent Holdings Ltd.
495,000	2.39%, 06/03/2030(1)	497,338
1,105,000	3.60%, 01/19/2028(1)	1,211,716
1,660,000	3.84%, 04/22/2051(1)	1,790,965
1,320,000	3.98%, 04/11/2029(1)	1,477,627
		21,295,193
	Iron/Steel - 0.1%
285,000	Commercial Metals Co. 5.38%, 07/15/2027	299,142
EUR 1,985,000	Metinvest B.V. 5.63%, 06/17/2025(1)	2,478,327
$ 1,520,000	Vale Overseas Ltd. 3.75%, 07/08/2030	1,626,400
		4,403,869
	IT Services - 0.7%
	Apple, Inc.
2,840,000	1.13%, 05/11/2025	2,876,904
3,195,000	2.20%, 09/11/2029	3,342,642
595,000	2.65%, 05/11/2050	585,653
505,000	3.45%, 02/09/2045	571,884
255,000	3.85%, 05/04/2043	306,096
355,000	4.38%, 05/13/2045	453,776
9,130,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	9,312,600
745,000	HP, Inc. 2.20%, 06/17/2025	774,873
	International Business Machines Corp.
140,000	1.95%, 05/15/2030	140,455
950,000	2.95%, 05/15/2050	967,576
1,800,000	3.00%, 05/15/2024	1,919,205
110,000	4.25%, 05/15/2049	138,166

258

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	IT Services - 0.7% - (continued)
$ 1,370,000	Leidos, Inc. 3.63%, 05/15/2025	$ 1,491,656
250,000	Western Digital Corp. 4.75%, 02/15/2026	277,500
		23,158,986
	Lodging - 0.1%
170,000	Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(1)	177,669
2,075,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	2,184,954
		2,362,623
	Machinery - Construction & Mining - 0.0%
85,000	BWX Technologies, Inc. 4.13%, 04/15/2029(1)	87,017
	Machinery-Diversified - 0.1%
	John Deere Capital Corp.
725,000	1.20%, 04/06/2023	736,886
820,000	1.75%, 03/09/2027	846,973
2,950,000	Otis Worldwide Corp. 2.57%, 02/15/2030	3,113,674
		4,697,533
	Media - 1.5%
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,410,000	4.25%, 02/01/2031(1)	1,452,300
1,468,000	4.50%, 08/15/2030(1)	1,541,400
380,000	5.00%, 02/01/2028(1)	398,533
30,000	5.13%, 05/01/2027(1)	31,387
85,000	5.75%, 02/15/2026(1)	87,890
	Charter Communications Operating LLC / Charter Communications Operating Capital
695,000	2.30%, 02/01/2032	682,113
1,305,000	4.80%, 03/01/2050	1,529,322
1,225,000	5.13%, 07/01/2049	1,484,172
465,000	5.75%, 04/01/2048	600,024
4,930,000	6.48%, 10/23/2045	6,929,922
1,060,000	6.83%, 10/23/2055	1,591,849
	Comcast Corp.
295,000	3.20%, 07/15/2036	321,272
1,720,000	3.25%, 11/01/2039	1,875,491
220,000	3.40%, 07/15/2046	240,269
1,930,000	3.75%, 04/01/2040	2,235,425
830,000	4.65%, 07/15/2042	1,056,632
245,000	4.75%, 03/01/2044	319,830
700,000	4.95%, 10/15/2058	988,292
	Cox Communications, Inc.
2,150,000	2.60%, 06/15/2031(1)	2,213,052
662,000	3.15%, 08/15/2024(1)	706,270
	CSC Holdings LLC
6,410,000	3.38%, 02/15/2031(1)	6,089,500
320,000	4.13%, 12/01/2030(1)	320,800
200,000	5.38%, 02/01/2028(1)	211,266
575,000	5.50%, 04/15/2027(1)	601,663
	Discovery Communications LLC
948,000	3.80%, 03/13/2024	1,018,061
2,000	3.95%, 06/15/2025	2,203
2,255,000	4.00%, 09/15/2055	2,419,448
954,000	5.30%, 05/15/2049	1,225,845
655,000	6.35%, 06/01/2040	917,656
	DISH DBS Corp.
95,000	5.88%, 07/15/2022	98,325
505,000	5.88%, 11/15/2024	544,077
1,104,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,619,915
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Media - 1.5% - (continued)
$ 320,000	Sirius XM Radio, Inc. 4.13%, 07/01/2030(1)	$ 330,138
390,000	TEGNA, Inc. 4.63%, 03/15/2028	401,700
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	2,816,265
1,910,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,924,857
380,000	Vertical U.S. Newco, Inc. 5.25%, 07/15/2027(1)	401,299
	ViacomCBS, Inc.
695,000	4.20%, 05/19/2032	812,154
935,000	4.95%, 01/15/2031	1,143,593
45,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(8)	45,801
50,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(8)	57,248
	Videotron Ltd.
380,000	5.13%, 04/15/2027(1)	396,150
480,000	5.38%, 06/15/2024(1)	529,157
		51,212,566
	Mining - 0.0%
613,000	Anglo American Capital plc 4.88%, 05/14/2025(1)	695,484
250,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	260,995
		956,479
	Miscellaneous Manufacturing - 0.0%
60,000	General Electric Co. 3.63%, 05/01/2030	67,716
385,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	492,060
		559,776
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
8,841,000	3.25%, 02/15/2029	8,870,439
320,000	4.13%, 05/01/2025	331,630
250,000	4.25%, 04/01/2028	259,620
470,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	495,822
		9,957,511
	Oil & Gas - 1.2%
	Apache Corp.
70,000	4.25%, 01/15/2030	72,975
310,000	4.88%, 11/15/2027	333,191
	BP Capital Markets America, Inc.
1,005,000	2.94%, 06/04/2051	983,252
775,000	3.06%, 06/17/2041	798,092
1,385,000	3.38%, 02/08/2061	1,438,276
2,390,000	3.63%, 04/06/2030	2,705,488
	Continental Resources, Inc.
95,000	4.38%, 01/15/2028	105,212
260,000	5.75%, 01/15/2031(1)	313,378
	Energean Israel Finance Ltd.
1,185,000	4.50%, 03/30/2024(1)(6)	1,205,659
1,030,000	4.88%, 03/30/2026(1)(6)	1,052,866
1,180,000	5.88%, 03/30/2031(1)(6)	1,208,686
	Equinor ASA
2,500,000	1.75%, 01/22/2026	2,583,959
890,000	3.63%, 04/06/2040	1,021,072
1,230,000	3.70%, 04/06/2050	1,446,535
2,125,000	Exxon Mobil Corp. 4.23%, 03/19/2040	2,591,399
	Hess Corp.
606,000	7.13%, 03/15/2033	821,400

259

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Oil & Gas - 1.2% - (continued)
$ 1,925,000	7.30%, 08/15/2031	$ 2,631,020
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	3,331,239
	Lundin Energy Finance B.V.
970,000	2.00%, 07/15/2026(1)	980,866
3,565,000	3.10%, 07/15/2031(1)	3,642,155
2,270,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	2,556,747
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	4,963
20,000	3.40%, 04/15/2026	20,199
10,000	3.50%, 08/15/2029	9,975
30,000	6.13%, 01/01/2031	35,440
10,000	6.38%, 09/01/2028	11,650
	Ovintiv, Inc.
55,000	6.50%, 08/15/2034	73,273
50,000	6.50%, 02/01/2038	67,908
13,000	7.20%, 11/01/2031	17,356
102,000	7.38%, 11/01/2031	137,659
3,760,000	Qatar Petroleum Industry 2.25%, 07/12/2031(1)	3,804,188
849,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	891,596
1,035,000	Shell International Finance B.V. 3.25%, 04/06/2050	1,123,767
475,000	Suncor Energy, Inc. 6.50%, 06/15/2038	676,428
585,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	601,819
1,870,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,615,306
		40,914,994
	Oil & Gas Services - 0.0%
1,035,000	Halliburton Co. 4.85%, 11/15/2035	1,235,284
	Packaging & Containers - 0.3%
430,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	443,975
8,115,000	Ball Corp. 4.00%, 11/15/2023	8,606,241
200,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	198,715
	Owens-Brockway Glass Container, Inc.
110,000	5.38%, 01/15/2025(1)	116,944
700,000	5.88%, 08/15/2023(1)	749,875
		10,115,750
	Pharmaceuticals - 1.2%
	AbbVie, Inc.
2,100,000	2.95%, 11/21/2026	2,275,477
2,330,000	3.20%, 11/21/2029	2,555,547
1,225,000	4.25%, 11/21/2049	1,500,263
1,020,000	4.63%, 10/01/2042	1,280,389
6,930,000	Astrazeneca Finance LLC 1.75%, 05/28/2028	7,048,702
	Bausch Health Cos., Inc.
460,000	5.75%, 08/15/2027(1)	484,150
270,000	7.00%, 01/15/2028(1)	283,500
	Bayer U.S. Finance LLC
2,580,000	4.25%, 12/15/2025(1)	2,882,360
275,000	4.88%, 06/25/2048(1)	353,242
	Bristol-Myers Squibb Co.
4,265,000	0.75%, 11/13/2025	4,261,670
1,110,000	2.55%, 11/13/2050	1,080,663
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Pharmaceuticals - 1.2% - (continued)
$ 5,660,000	Cigna Corp. 1.25%, 03/15/2026	$ 5,704,505
	CVS Health Corp.
1,765,000	4.13%, 04/01/2040	2,086,741
1,215,000	5.13%, 07/20/2045	1,604,486
3,015,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	3,334,646
440,000	Organon Finance LLC 4.13%, 04/30/2028(1)	451,180
3,875,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	3,718,450
		40,905,971
	Pipelines - 0.9%
	Cheniere Energy Partners L.P.
55,000	4.50%, 10/01/2029	59,331
140,000	5.63%, 10/01/2026	144,565
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	102,625
200,000	4.95%, 04/01/2022	202,000
70,000	5.60%, 04/01/2044	80,249
	Energy Transfer Operating L.P.
145,000	4.95%, 06/15/2028	169,073
880,000	5.15%, 03/15/2045	1,023,648
1,420,000	5.25%, 04/15/2029	1,690,731
2,710,000	6.13%, 12/15/2045	3,476,744
1,175,000	6.25%, 04/15/2049	1,547,622
	Enterprise Products Operating LLC
815,000	4.25%, 02/15/2048	961,319
955,000	4.95%, 10/15/2054	1,234,200
	EQM Midstream Partners L.P.
135,000	5.50%, 07/15/2028	146,138
145,000	6.50%, 07/01/2027(1)	162,763
	Galaxy Pipeline Assets Bidco Ltd.
3,335,000	2.16%, 03/31/2034(1)	3,302,085
7,410,000	2.63%, 03/31/2036(1)	7,338,867
1,555,000	2.94%, 09/30/2040(1)	1,566,184
	MPLX L.P.
945,000	1.75%, 03/01/2026	959,944
40,000	4.00%, 02/15/2025	43,841
305,000	4.70%, 04/15/2048	357,936
265,000	5.20%, 03/01/2047	328,537
230,000	5.20%, 12/01/2047	280,641
1,260,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	1,312,274
	Sabine Pass Liquefaction LLC
895,000	4.50%, 05/15/2030	1,045,720
825,000	5.88%, 06/30/2026	981,264
	Sunoco Logistics Partners Operations L.P.
985,000	4.00%, 10/01/2027	1,098,301
165,000	5.30%, 04/01/2044	195,141
320,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031(1)	346,000
	Venture Global Calcasieu Pass LLC
185,000	3.88%, 08/15/2029(1)	189,162
220,000	4.13%, 08/15/2031(1)	227,700
	Western Midstream Operating L.P.
95,000	4.75%, 08/15/2028	103,067
360,000	5.30%, 02/01/2030	404,113
		31,081,785
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
1,125,000	1.50%, 01/31/2028	1,108,381

260

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Real Estate Investment Trusts - 0.5% - (continued)
$ 1,140,000	2.40%, 03/15/2025	$ 1,193,298
	Equinix, Inc.
1,070,000	2.00%, 05/15/2028	1,092,314
1,440,000	2.50%, 05/15/2031	1,492,187
	GLP Capital L.P. / GLP Financing II, Inc.
2,720,000	4.00%, 01/15/2031	2,974,837
2,155,000	5.30%, 01/15/2029	2,539,411
1,605,000	5.75%, 06/01/2028	1,928,151
	SBA Tower Trust
2,245,000	2.84%, 01/15/2050(1)	2,341,569
2,040,000	3.45%, 03/15/2048(1)	2,077,627
	VEREIT Operating Partnership L.P.
160,000	2.20%, 06/15/2028	165,061
190,000	2.85%, 12/15/2032	203,538
570,000	3.40%, 01/15/2028	628,633
	VICI Properties L.P. / VICI Note Co., Inc.
150,000	3.75%, 02/15/2027(1)	154,312
145,000	4.25%, 12/01/2026(1)	150,841
		18,050,160
	Retail - 0.5%
995,000	1011778 BC ULC / New Red Finance, Inc. 3.88%, 01/15/2028(1)	1,002,254
715,000	AutoZone, Inc. 3.63%, 04/15/2025(7)	782,085
4,533,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	4,712,824
2,425,000	Home Depot, Inc. 3.30%, 04/15/2040	2,706,992
390,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	407,550
330,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	351,037
1,415,000	Lowe's Cos., Inc. 1.70%, 10/15/2030(7)	1,383,742
	McDonald's Corp.
1,495,000	3.35%, 04/01/2023	1,565,371
790,000	3.50%, 07/01/2027	882,385
2,350,000	3.63%, 09/01/2049	2,667,055
750,000	4.20%, 04/01/2050	924,596
295,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	309,013
		17,694,904
	Semiconductors - 1.2%
2,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	2,217
	Broadcom, Inc.
135,000	2.60%, 02/15/2033(1)	134,219
3,045,000	3.42%, 04/15/2033(1)	3,244,168
1,183,000	3.47%, 04/15/2034(1)	1,258,106
7,350,000	5.00%, 04/15/2030	8,766,613
	Entegris, Inc.
205,000	3.63%, 05/01/2029(1)	210,125
540,000	4.38%, 04/15/2028(1)	567,000
	Intel Corp.
1,095,000	3.10%, 02/15/2060	1,128,766
840,000	4.10%, 05/19/2046	1,013,024
	Marvell Technology, Inc.
3,065,000	2.45%, 04/15/2028(1)	3,168,493
2,350,000	2.95%, 04/15/2031(1)	2,451,478
	Microchip Technology, Inc.
3,640,000	2.67%, 09/01/2023	3,781,095
110,000	4.25%, 09/01/2025	115,875
2,500,000	NVIDIA Corp. 3.50%, 04/01/2040	2,861,846
	NXP B.V. / NXP Funding LLC
900,000	4.63%, 06/01/2023(1)	963,999
3,892,000	4.88%, 03/01/2024(1)	4,278,333
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Semiconductors - 1.2% - (continued)
$ 1,131,000	5.35%, 03/01/2026(1)	$ 1,325,492
1,205,000	5.55%, 12/01/2028(1)	1,491,349
40,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027(1)	43,211
245,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	254,317
	QUALCOMM, Inc.
596,000	4.65%, 05/20/2035	770,171
1,459,000	4.80%, 05/20/2045	1,972,836
300,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	334,875
		40,137,608
	Software - 1.6%
9,975,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	9,995,499
2,256,919	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	2,312,324
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	157,994
1,931,000	5.25%, 05/15/2029(1)	2,099,962
369,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	385,494
1,915,000	Fidelity National Information Services, Inc. 2.25%, 03/01/2031	1,943,980
	Fiserv, Inc.
1,760,000	2.25%, 06/01/2027	1,842,684
1,560,000	3.20%, 07/01/2026	1,697,521
1,155,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	1,204,087
	Microsoft Corp.
179,000	2.68%, 06/01/2060	180,247
525,000	2.92%, 03/17/2052	565,251
1,221,000	3.04%, 03/17/2062	1,335,382
	MSCI, Inc.
45,000	3.63%, 09/01/2030(1)	47,306
747,000	3.88%, 02/15/2031(1)	793,688
165,000	4.00%, 11/15/2029(1)	175,931
8,776,000	5.38%, 05/15/2027(1)	9,313,530
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	454,300
255,000	5.88%, 06/01/2026(1)	263,313
	Oracle Corp.
3,440,000	2.30%, 03/25/2028	3,569,165
2,345,000	2.88%, 03/25/2031	2,473,717
85,000	3.60%, 04/01/2040	90,850
4,945,000	3.85%, 04/01/2060	5,289,381
1,330,000	3.95%, 03/25/2051	1,477,266
890,000	4.00%, 11/15/2047	988,948
1,415,000	4.10%, 03/25/2061	1,595,343
4,480,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,741,408
		54,994,571
	Telecommunications - 2.1%
6,870,000	Apple, Inc. 1.40%, 08/05/2028	6,841,128
	AT&T, Inc.
4,190,000	3.50%, 02/01/2061	4,181,523
3,141,000	3.55%, 09/15/2055(1)	3,240,915
860,000	3.65%, 06/01/2051	910,515
177,000	3.65%, 09/15/2059(1)	182,485
1,529,000	3.80%, 12/01/2057(1)	1,622,583
2,475,000	4.50%, 05/15/2035	2,958,111
	Nokia Oyj
4,300,000	4.38%, 06/12/2027	4,740,750
455,000	6.63%, 05/15/2039	623,350
3,955,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	3,966,856
325,000	Sprint Corp. 7.13%, 06/15/2024	373,669

261

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Telecommunications - 2.1% - (continued)
	Telecom Italia Capital S.A.
$ 145,000	6.00%, 09/30/2034	$ 166,663
215,000	7.72%, 06/04/2038	288,530
3,065,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,218,250
	T-Mobile USA, Inc.
3,130,000	2.05%, 02/15/2028	3,200,331
290,000	3.38%, 04/15/2029(1)	301,945
4,605,000	3.50%, 04/15/2025	5,000,938
290,000	3.50%, 04/15/2031(1)	304,154
4,365,000	3.88%, 04/15/2030	4,928,478
1,330,000	4.50%, 04/15/2050	1,627,002
2,710,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	2,732,195
	Verizon Communications, Inc.
1,640,000	2.65%, 11/20/2040	1,603,658
877,000	2.99%, 10/30/2056	851,814
4,100,000	3.40%, 03/22/2041	4,425,000
3,410,000	3.55%, 03/22/2051	3,706,295
1,971,000	4.27%, 01/15/2036	2,365,448
465,000	4.40%, 11/01/2034	563,234
350,000	4.50%, 08/10/2033	426,046
2,020,000	4.81%, 03/15/2039	2,592,208
610,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	603,900
1,935,000	Vodafone Group plc 6.15%, 02/27/2037	2,704,959
		71,252,933
	Transportation - 0.2%
	Union Pacific Corp.
3,810,000	2.38%, 05/20/2031	3,956,862
1,710,000	2.97%, 09/16/2062	1,692,961
		5,649,823
	Trucking & Leasing - 0.3%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,504,490
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,445,000	2.70%, 11/01/2024(1)	2,573,494
2,650,000	4.00%, 07/15/2025(1)	2,935,735
		11,013,719
	Water - 0.0%
750,000	American Water Capital Corp. 4.15%, 06/01/2049	934,663
	Total Corporate Bonds (cost $991,974,961)	$ 1,045,036,705
FOREIGN GOVERNMENT OBLIGATIONS - 6.8%
	Angola - 0.1%
	Angolan Government International Bond
2,215,000	8.00%, 11/26/2029(6)	$ 2,290,044
1,250,000	8.25%, 05/09/2028(6)	1,312,500
		3,602,544
	Argentina - 0.0%
	Argentine Republic Government International Bond
65,273	1.00%, 07/09/2029	25,032
1,914,641	1.13%, 07/09/2035(2)(4)	620,344
		645,376
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.8% - (continued)
	Benin - 0.1%
EUR 3,830,000	Benin Government International Bond 4.95%, 01/22/2035(1)	$ 4,405,127
	Bermuda - 0.0%
$ 980,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	982,450
	Brazil - 0.4%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	13,549,905
	Chile - 0.4%
	Chile Government International Bond
EUR 6,885,000	1.25%, 01/22/2051	7,392,738
$ 2,565,000	2.55%, 07/27/2033	2,603,244
2,915,000	3.10%, 05/07/2041	2,939,749
		12,935,731
	Colombia - 0.5%
	Colombia Government International Bond
9,535,000	3.88%, 04/25/2027	10,090,318
3,900,000	5.00%, 06/15/2045	4,075,851
570,000	5.20%, 05/15/2049	614,278
1,710,000	5.63%, 02/26/2044	1,909,027
		16,689,474
	Croatia - 0.2%
EUR 6,630,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	8,345,155
	Dominican Republic - 0.2%
$ 7,375,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	8,009,324
	Egypt - 0.1%
	Egypt Government International Bond
1,400,000	7.63%, 05/29/2032(1)	1,476,748
725,000	8.50%, 01/31/2047(6)	748,704
660,000	8.88%, 05/29/2050(1)	702,313
		2,927,765
	Ghana - 0.0%
1,517,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	1,491,165
	Hungary - 0.3%
EUR 8,135,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	10,348,462
	Indonesia - 0.3%
	Indonesia Government International Bond
7,745,000	1.10%, 03/12/2033	8,998,010
290,000	2.15%, 07/18/2024(6)	362,933
565,000	2.63%, 06/14/2023(6)	701,114
		10,062,057
	Ivory Coast - 0.1%
2,850,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	3,413,267
	Jordan - 0.1%
$ 2,655,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	2,746,332

262

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.8% - (continued)
	Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 2,645,000	2.75%, 01/18/2025(6)	$ 3,310,827
3,615,000	3.68%, 06/03/2026(1)	4,746,625
		8,057,452
	Mexico - 1.3%
MXN 446,667,200	Mexican Bonos 7.75%, 05/29/2031	23,804,150
	Mexico Government International Bond
EUR 1,148,000	1.13%, 01/17/2030	1,334,578
8,990,000	1.45%, 10/25/2033	10,124,765
$ 2,075,000	3.77%, 05/24/2061	1,934,253
2,130,000	4.28%, 08/14/2041	2,251,815
3,995,000	4.75%, 04/27/2032	4,584,102
		44,033,663
	Morocco - 0.1%
EUR 3,940,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	4,647,818
	Panama - 0.3%
	Panama Government International Bond
$ 280,000	2.25%, 09/29/2032	270,760
7,400,000	3.87%, 07/23/2060	7,642,202
1,220,000	4.30%, 04/29/2053	1,357,262
735,000	4.50%, 04/16/2050	836,357
		10,106,581
	Peru - 0.1%
	Peruvian Government International Bond
1,435,000	2.39%, 01/23/2026	1,468,493
1,570,000	3.30%, 03/11/2041	1,530,781
		2,999,274
	Philippines - 0.3%
	Philippine Government International Bond
EUR 7,030,000	1.20%, 04/28/2033	8,350,676
1,465,000	1.75%, 04/28/2041	1,722,649
		10,073,325
	Romania - 0.5%
	Romanian Government International Bond
5,115,000	2.63%, 12/02/2040(1)	5,936,507
2,175,000	2.75%, 04/14/2041(6)	2,533,140
2,180,000	3.38%, 02/08/2038(6)	2,811,008
3,473,000	4.63%, 04/03/2049(6)	5,135,617
		16,416,272
	Russia - 0.4%
RUB 922,120,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031	11,863,523
	Saudi Arabia - 0.3%
	Saudi Government International Bond
EUR 2,380,000	2.00%, 07/09/2039(6)	2,929,146
$ 7,724,000	2.25%, 02/02/2033(1)	7,580,411
		10,509,557
	Senegal - 0.1%
	Senegal Government International Bond
EUR 1,615,000	4.75%, 03/13/2028(6)	2,001,961
$ 2,000,000	6.25%, 05/23/2033(6)	2,119,800
		4,121,761
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.8% - (continued)
	Serbia - 0.2%
EUR 4,275,000	Serbia International Bond 1.65%, 03/03/2033(1)	$ 4,984,904
	Tunisia - 0.1%
1,685,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	1,766,167
	United Arab Emirates - 0.1%
$ 3,500,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	3,491,250
	Total Foreign Government Obligations (cost $234,458,043)	$ 233,225,681
MUNICIPAL BONDS - 1.7%
	Development - 0.2%
7,480,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 8,353,662
	Education - 0.0%
	Chicago, IL, Board of Education, GO
380,000	6.04%, 12/01/2029	451,425
1,145,000	6.14%, 12/01/2039	1,425,380
		1,876,805
	General - 0.8%
965,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	1,132,865
	County of Riverside, CA
5,885,000	2.86%, 02/15/2026	6,349,346
5,895,000	3.07%, 02/15/2028	6,493,702
5,580,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	5,674,437
5,345,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	7,026,856
		26,677,206
	General Obligation - 0.1%
235,000	California State, GO Taxable 7.30%, 10/01/2039(7)	381,619
	State of Illinois, GO
1,801,164	4.95%, 06/01/2023(7)	1,916,530
210,000	5.00%, 01/01/2023	220,205
840,000	6.88%, 07/01/2025	952,785
		3,471,139
	School District - 0.1%
1,660,000	Chicago, IL, Board of Education, GO 6.32%, 11/01/2029	2,064,430
	Transportation - 0.4%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	3,177,266
7,005,000	5.18%, 11/15/2049	9,465,795
		12,643,061
	Utility - Electric - 0.1%
1,906,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	2,958,202
	Total Municipal Bonds (cost $50,870,565)	$ 58,044,505

263

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10)
	Advertising - 0.0%
$ 294,750	Clear Channel Outdoor Holdings, Inc. 3.63%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$ 285,907
	Aerospace/Defense - 0.1%
850,725	Great Outdoors Group LLC 5.00%, 03/06/2028, 1 mo. USD LIBOR + 4.250%	851,150
99,500	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	99,956
705,970	TransDigm, Inc. 2.34%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	692,860
362,686	Tronox Finance LLC 2.63%, 03/13/2028, 1 mo. USD LIBOR + 2.500%(11)	359,001
144,637	Watlow Electric Manufacturing Co. 4.50%, 03/02/2028, 1 mo. USD LIBOR + 4.000%	144,457
		2,147,424
	Airlines - 0.1%
355,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	364,496
215,000	Air Canada 0.00%, 07/28/2028, 1 mo. USD LIBOR + 3.500%(11)	215,359
384,150	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	370,332
180,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	190,508
395,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	416,836
364,087	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	364,226
		1,921,757
	Apparel - 0.0%
350,000	Birkenstock GmbH & Co. KG 4.25%, 04/27/2028, 1 mo. USD LIBOR + 3.750%	348,978
	Asset-Backed - Finance & Insurance - 0.0%
127,240	BY Crown Parent LLC 4.00%, 02/02/2026, 1 mo. USD LIBOR + 3.000%	126,445
	Auto Parts & Equipment - 0.2%
325,000	Adient U.S. LLC 3.59%, 04/08/2028, 1 mo. USD LIBOR + 3.500%	324,594
4,435,772	Altra Industrial Motion Corp. 2.09%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	4,402,504
	Clarios Global L.P.
EUR 713,888	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	838,592
$ 470,802	3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	466,607
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Auto Parts & Equipment - 0.2% - (continued)
	First Brands Group LLC
$ 100,386	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	$ 101,359
245,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	246,837
		6,380,493
	Beverages - 0.0%
715,956	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	715,956
	Chemicals - 0.2%
4,826,933	Axalta Coating Systems U.S. Holdings, Inc. 1.90%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	4,769,299
EUR 595,285	CeramTec AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	696,765
240,801	Diamond (BC) B.V. 3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	284,222
$ 121,563	LTI Holdings, Inc. 3.59%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	119,321
	Starfruit Finco B.V
179,877	2.84%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	177,436
EUR 94,413	3.00%, 10/01/2025, 3 mo. EURIBOR + 3.000%	110,691
$ 137,900	Univar, Inc. 2.09%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	137,060
		6,294,794
	Commercial Services - 0.4%
498,750	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	495,354
374,053	Allied Universal Holdco LLC 4.25%, 05/12/2028, 1 mo. USD LIBOR + 3.750%	373,481
470,000	APX Group, Inc. 0.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(11)	466,240
206,938	Ascend Learning LLC 4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%	206,420
617,097	AVSC Holding Corp. 4.25%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	549,797
379,904	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	376,264
EUR 780,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%	917,761
$ 776,957	Blackhawk Network Holdings, Inc. 3.09%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	765,442
EUR 315,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	370,866
100,000	Boluda Corp. Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	118,167
$ 1,074,398	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	1,073,732
1,885,648	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	1,868,847

264

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Commercial Services - 0.4% - (continued)
EUR 185,000	LGC Group Holdings Ltd. 3.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	$ 215,765
$ 770,749	Quikrete Holdings, Inc. 2.59%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	760,791
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.38%, 07/15/2025, 3 mo. EURIBOR + 2.625%	123,890
$ 5,100,619	Trans Union LLC 1.84%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	5,034,720
	Verisure Holding AB
EUR 430,000	3.50%, 07/20/2026, 6 mo. EURIBOR + 4.000%	506,705
735,000	3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	866,531
		15,090,773
	Construction Materials - 0.0%
$ 495,000	ACProducts, Inc. 4.75%, 05/05/2028, 1 mo. USD LIBOR + 4.250%	491,367
786,425	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	783,720
		1,275,087
	Distribution/Wholesale - 0.2%
6,273,513	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	6,195,094
	Diversified Financial Services - 0.1%
260,619	Aretec Group, Inc. 4.34%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	258,774
EUR 31,209	Crown Finance U.S., Inc. 2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	29,721
$ 3,645,000	Fleetcor Technologies Operating Co. LLC 1.84%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	3,613,762
136,850	Minotaur Acquisition, Inc. 4.84%, 03/27/2026, 3 mo. USD LIBOR + 4.750%	136,177
		4,038,434
	Electrical Components & Equipment - 0.0%
130,000	Anticimex International AB 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(11)	129,513
512,449	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	504,762
		634,275
	Energy-Alternate Sources - 0.0%
237,483	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	234,217
96,500	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	95,680
		329,897
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Engineering & Construction - 0.0%
$ 408,975	ADMI Corp. 3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%	$ 401,920
497,939	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	488,035
192,061	Brown Group Holding LLC 3.25%, 06/07/2028, 1 mo. USD LIBOR + 2.750%	190,540
		1,080,495
	Entertainment - 0.1%
	Banijay Entertainment S.A.S
EUR 300,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	355,103
$ 307,675	3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	306,330
180,925	Crown Finance U.S., Inc. 3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	145,829
584,915	Scientific Games International, Inc. 2.84%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	575,574
		1,382,836
	Food - 0.1%
286,713	B&G Foods, Inc. 2.59%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	286,176
	Froneri International Ltd.
178,200	2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	174,859
EUR 200,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	232,085
$ 533,111	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	529,705
	U.S. Foods, Inc.
361,900	1.84%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	357,094
383,175	2.09%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	376,040
		1,955,959
	Food Service - 0.0%
	Aramark Services, Inc.
207,256	1.84%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	203,693
296,250	1.84%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	290,604
		494,297
	Hand/Machine Tools - 0.0%
292,787	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	292,787
	Healthcare - Products - 0.1%
EUR 250,000	Avantor Funding, Inc. 2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	295,311
$ 771,125	Avantor, Inc. 2.75%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	768,071

265

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Healthcare - Products - 0.1% - (continued)
$ 210,000	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	$ 209,870
185,625	Lifescan Global Corp. 6.15%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	183,967
285,000	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	284,111
		1,741,330
	Healthcare - Services - 0.1%
245,000	ADMI Corp. 0.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%(11)	243,714
EUR 220,000	Elsan SAS 0.00%, 06/16/2028, 3 mo. EURIBOR + 3.500%(11)	259,811
$ 223,861	Ensemble RCM LLC 3.88%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	223,512
268,125	Envision Healthcare Corp. 3.84%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	228,858
99,748	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	99,857
271,961	EyeCare Partners LLC 3.86%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	268,654
195,000	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%	194,513
EUR 329,800	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	388,291
$ 281,695	MED ParentCo L.P. 4.34%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	281,202
530,916	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 1 mo. USD LIBOR + 2.750%	526,875
296,373	Pathway Vet Alliance LLC 3.84%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	294,604
279,300	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	278,403
518,700	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	518,145
		3,806,439
	Home Furnishings - 0.0%
273,625	Weber-Stephen Products LLC 4.30%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	272,771
	Household Products - 0.0%
575,939	Diamond (BC) B.V. 3.09%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	570,692
214,312	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	120,728
155,932	Reynolds Consumer Products LLC 1.84%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	154,159
		845,579
	Insurance - 0.1%
613,631	Acrisure LLC 3.61%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	602,125
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Insurance - 0.1% - (continued)
	Asurion LLC
$ 370,000	0.00%, 01/20/2029, 1 mo. USD LIBOR + 5.250%(11)	$ 367,802
285,740	3.22%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	282,586
738,046	3.34%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	723,861
265,000	5.34%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	263,487
	Hub International Ltd.
471,182	2.88%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	463,945
132,981	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	132,638
	Sedgwick Claims Management Services, Inc.
346,125	3.34%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	340,500
553,700	3.84%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	548,755
49,250	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	49,240
		3,774,939
	IT Services - 0.2%
440,000	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	431,336
205,000	KKR Apple Bidco LLC 0.00%, 07/13/2028, 1 mo. USD LIBOR + 3.000%(11)	203,463
5,291,703	Science Applications International Corp. 1.97%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	5,242,913
752,371	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	750,806
		6,628,518
	Leisure Time - 0.1%
	Caesars Resort Collection LLC
533,037	2.84%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	526,630
555,800	4.59%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	555,800
222,750	Carnival Corp. 3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	220,941
663,717	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	657,631
670,625	Golden Entertainment, Inc. 3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	666,715
310,000	Hayward Industries, Inc. 3.25%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	307,055
298,500	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	297,273
280,000	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%	279,020
263,593	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	261,176

266

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Leisure Time - 0.1% - (continued)
$ 137,268	SRAM LLC 0.27%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	$ 136,410
182,135	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	180,855
		4,089,506
	Lodging - 0.0%
579,851	Boyd Gaming Corp. 2.33%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	578,100
	Machinery-Construction & Mining - 0.0%
315,000	Artera Services LLC 0.00%, 03/06/2025, 1 mo. USD LIBOR + 3.500%(11)	313,129
EUR 310,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	367,344
$ 203,204	Pro Mach Group, Inc. 4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	202,824
		883,297
	Machinery-Diversified - 0.0%
400,000	Welbilt, Inc. 2.59%, 10/23/2025, 3 mo. USD LIBOR + 2.500%	396,000
	Media - 0.2%
EUR 220,000	Adevinta ASA 0.00%, 04/20/2028, 1 mo. USD LIBOR + 3.250%(11)	260,268
$ 285,443	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	285,040
570,000	Cable One, Inc. 2.09%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	562,020
897,146	Charter Communications Operating LLC 1.85%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	886,497
568,037	CSC Holdings LLC 2.59%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	559,920
	E.W. Scripps Co.
320,917	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	318,465
172,513	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	171,919
573,688	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	568,025
3,490	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	3,488
526,344	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	525,439
225,000	Shutterfly, Inc. 0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(11)	224,930
307,031	Sinclair Television Group, Inc. 2.60%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	302,137
467,899	Terrier Media Buyer, Inc. 3.59%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	462,897
795,000	UPC Financing Partnership 3.09%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	786,342
	Vertical Midco GmbH
EUR 100,000	4.25%, 07/29/2027, 3 mo. EURIBOR + 4.250%	118,572
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Media - 0.2% - (continued)
$ 570,698	4.40%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	$ 569,180
	Virgin Media Bristol LLC
EUR 400,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	473,404
$ 290,000	3.34%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	288,469
490,503	William Morris Endeavor Entertainment LLC 2.85%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	476,053
		7,843,065
	Metal Fabricate/Hardware - 0.0%
290,984	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	288,729
	Miscellaneous Manufacturing - 0.2%
5,612,073	Ingersoll-Rand Services Co. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	5,505,949
493,703	Momentive Performance Materials USA LLC 3.35%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	489,792
413,386	USI, Inc. 3.15%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	408,670
		6,404,411
	Oil & Gas - 0.0%
	BCP Raptor LLC
112,679	4.84%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	110,613
206,394	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	203,814
EUR 185,000	EG Group Ltd. 0.00%, 04/10/2027, 1 mo. USD LIBOR + 7.000%(11)	219,823
$ 342,226	NorthRiver Midstream Finance L.P. 3.39%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	338,848
330,150	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(12)	3,302
100,954	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	100,856
		977,256
	Oil & Gas Services - 0.0%
127,397	Lower Cadence Holdings LLC 4.09%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	127,216
764,400	UGI Energy Services LLC 3.84%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	764,400
		891,616
	Packaging & Containers - 0.1%
	Flex Acquisition Co., Inc.
96,706	3.39%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	95,233
932,308	4.00%, 02/23/2028, 1 mo. USD LIBOR + 3.500%	923,713
104,738	NIC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	104,083

267

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Packaging & Containers - 0.1% - (continued)
$ 373,626	Proampac PG Borrower LLC 4.32%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	$ 372,924
236,759	Reynolds Group Holdings, Inc. 2.84%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	235,871
	TricorBraun Holdings, Inc.
70,696	3.32%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(13)	69,945
314,304	3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	310,966
		2,112,735
	Pharmaceuticals - 0.4%
191,859	Bausch Health Cos., Inc. 3.09%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	190,420
6,080,738	Elanco Animal Health, Inc. 1.85%, 08/02/2027, 1 mo. USD LIBOR + 1.750%	5,964,535
533,587	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	519,847
513,049	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	512,566
225,000	HCRX Investments Holdco L.P. 0.00%, 07/14/2028, 1 mo. USD LIBOR + 2.250%(11)	223,945
339,150	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	335,589
4,845,000	IQVIA, Inc. 1.84%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	4,824,409
485,000	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	485,456
515,000	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	513,393
		13,570,160
	Real Estate - 0.0%
700,682	VICI Properties LLC 1.84%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	692,876
	Retail - 0.5%
8,351,023	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	8,184,003
501,653	Beacon Roofing Supply, Inc. 2.59%, 05/19/2028, 1 mo. USD LIBOR + 2.500%	497,078
154,612	Belron Finance U.S. LLC 3.25%, 04/13/2028, 1 mo. USD LIBOR + 2.750%	153,839
EUR 170,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	200,025
$ 223,861	Coty, Inc. 2.35%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	214,747
299,504	EG Group Ltd. 0.00%, 03/31/2026, 1 mo. USD LIBOR + 4.250%(11)	299,318
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Retail - 0.5% - (continued)
$ 215,000	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 1 mo. USD LIBOR + 3.250%	$ 212,313
631,922	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	628,465
2,612,436	KFC Holding Co. 1.84%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	2,610,111
	LBM Acquisition LLC
439,701	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(11)	433,699
245,538	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	243,083
427,850	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	426,780
480,000	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	480,000
265,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	264,735
155,200	Rodan & Fields LLC 4.09%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	122,349
710,000	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%	704,526
352,278	Staples, Inc. 5.18%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	341,269
		16,016,340
	Software - 0.7%
205,754	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	205,560
611,864	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	610,653
649,275	DCert Buyer, Inc. 4.09%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	647,834
253,753	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	252,847
443,070	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	435,653
	Go Daddy Operating Co. LLC
5,296,506	1.84%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	5,232,948
579,150	2.09%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	572,472
479,265	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	479,064
410,000	Ingram Micro, Inc. 0.00%, 06/30/2028, 1 mo. USD LIBOR + 3.500%(11)	410,000
99,248	Navicure, Inc. 4.09%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	98,814
384,038	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	383,438
460,000	Polaris Newco LLC 4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	459,425
250,000	Proofpoint, Inc. 0.00%, 06/09/2028, 1 mo. USD LIBOR + 3.250%(11)	247,375
243,125	Quest Software U.S. Holdings, Inc. 4.38%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	242,653
475,000	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	471,794

268

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
	Software - 0.7% - (continued)
$ 1,432,361	SS&C European Holdings S.a.r.l. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	$ 1,410,060
4,002,418	SS&C Technologies, Inc. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	3,939,112
	Ultimate Software Group, Inc.
325,212	3.84%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	324,868
248,128	4.00%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	247,843
5,446,350	WEX, Inc. 2.34%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	5,382,029
1,085,545	Zelis Healthcare Corp. 3.60%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	1,079,032
		23,133,474
	Telecommunications - 0.1%
521,584	Altice France S.A. 3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	514,574
162,525	CenturyLink, Inc. 2.34%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	159,773
234,412	Frontier Communications Corp. 4.50%, 01/05/2028, 1 mo. USD LIBOR + 3.750%	233,974
195,650	Level 3 Financing, Inc. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	191,371
EUR 425,000	Lorca Finco plc 4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	504,575
$ 595,000	Telenet Financing USD LLC 2.09%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	583,760
155,600	Zacapa LLC 4.70%, 07/02/2025, 3 mo. USD LIBOR + 4.500%	155,717
	Zayo Group Holdings, Inc.
765,053	3.09%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	752,077
EUR 98,750	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	115,568
		3,211,389
	Transportation - 0.0%
$ 249,375	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	248,103
520,000	First Student Bidco, Inc. 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.000%(11)	516,017
139,650	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	138,843
EUR 100,000	Zephyr German BidCo GmbH 3.75%, 03/10/2028, 3 mo. EURIBOR + 3.750%	118,396
		1,021,359
	Total Senior Floating Rate Interests (cost $151,190,830)	$ 150,171,577
U.S. GOVERNMENT AGENCIES - 40.0%
	Mortgage-Backed Agencies - 40.0%
	FHLMC - 2.7%
$ 56,603	0.00%, 11/15/2036(14)	$ 54,367
7,145,529	0.29%, 01/25/2027(3)(5)	102,456
10,114,901	0.48%, 01/25/2034(3)(5)	501,002
21,485,657	0.60%, 03/25/2027(3)(5)	668,513
5,783,390	0.64%, 10/25/2026(3)(5)	168,261
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	FHLMC - 2.7% - (continued)
$ 24,137,024	0.72%, 12/25/2030(3)(5)	$ 1,464,557
12,261,555	0.75%, 06/25/2027(3)(5)	486,530
5,760,036	0.88%, 11/25/2030(3)(5)	413,676
10,482,525	1.03%, 10/25/2030(3)(5)	854,688
17,071,473	1.12%, 06/25/2030(3)(5)	1,509,209
11,850,973	1.13%, 02/25/2052(3)(5)	994,425
12,410,087	1.43%, 05/25/2030(3)(5)	1,392,515
7,763,250	1.57%, 05/25/2030(3)(5)	943,852
976,689	1.75%, 10/15/2042	1,003,121
1,634,767	1.94%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,640,093
773,422	2.39%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	780,243
3,967,081	2.44%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	3,995,749
506,124	2.50%, 12/15/2026(5)	15,385
618,349	2.50%, 03/15/2028(5)	33,053
477,235	2.50%, 05/15/2028(5)	27,839
629,813	2.54%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	638,534
1,111,896	2.75%, 12/15/2041	1,181,464
877,343	3.00%, 03/15/2028(5)	54,889
625,242	3.00%, 08/01/2029	664,588
523,746	3.00%, 05/15/2032(5)	23,875
5,919,043	3.00%, 10/01/2032	6,263,370
453,496	3.00%, 03/15/2033(5)	39,895
2,536,803	3.00%, 04/01/2033	2,679,199
2,212,388	3.00%, 11/01/2036	2,332,240
2,206,700	3.00%, 01/01/2037	2,326,732
302,000	3.00%, 04/15/2042	326,517
4,050,000	3.00%, 08/15/2043	4,268,213
4,968,085	3.00%, 11/01/2046	5,328,754
10,957,058	3.00%, 12/01/2046	11,629,011
995,000	3.12%, 10/25/2031(3)	1,138,826
575,889	3.25%, 11/15/2041	627,352
286,194	3.50%, 06/15/2026(5)	4,771
217,840	3.50%, 09/15/2026(5)	12,300
316,609	3.50%, 03/15/2027(5)	17,052
1,153,320	3.50%, 08/01/2034	1,244,433
1,530,020	3.50%, 03/15/2041(5)	85,671
2,397,365	3.50%, 01/15/2043(5)	378,874
415,184	3.50%, 06/01/2046	447,041
2,057,580	3.50%, 10/01/2047	2,191,613
935,281	3.50%, 12/01/2047	1,013,134
2,415,471	3.50%, 01/01/2048	2,569,463
1,806,593	3.50%, 03/01/2048	1,977,693
192,993	3.50%, 04/01/2048	205,655
940,034	3.50%, 05/01/2048	999,154
1,731,900	3.50%, 12/01/2048	1,840,954
4,179,786	3.50%, 07/01/2051	4,459,006
893,365	4.00%, 08/01/2025	949,617
227,372	4.00%, 08/15/2026(5)	11,063
939,743	4.00%, 07/15/2027(5)	48,167
1,327,397	4.00%, 03/15/2028(5)	76,174
325,286	4.00%, 06/15/2028(5)	20,350
819,237	4.00%, 07/15/2030(5)	72,140
2,562,088	4.00%, 05/25/2040(5)	307,682
1,099,471	4.00%, 05/01/2042	1,204,819
336,674	4.00%, 08/01/2042	370,849
568,386	4.00%, 09/01/2042	627,069
186,750	4.00%, 07/01/2044	203,691
608,063	4.00%, 02/01/2046	665,936

269

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	FHLMC - 2.7% - (continued)
$ 1,388,533	4.00%, 11/01/2047	$ 1,493,845
195,954	4.00%, 09/01/2048	209,916
274,078	4.50%, 02/01/2039	305,920
2,029,814	4.50%, 05/01/2042	2,257,186
518,024	4.50%, 07/01/2042	578,046
350,084	4.50%, 09/01/2044	386,137
1,110,265	4.75%, 07/15/2039	1,261,251
35,010	5.00%, 03/01/2024	38,191
81,779	5.00%, 02/01/2028	89,456
71,824	5.00%, 04/01/2028	78,573
72,101	5.00%, 10/01/2028	78,939
198,654	5.00%, 09/01/2029	219,286
312,632	5.00%, 01/01/2030	345,148
186,744	5.00%, 09/01/2031	204,101
162,237	5.00%, 11/01/2031	177,389
34,279	5.00%, 09/01/2033	38,871
645,117	5.00%, 09/15/2033(5)	105,939
5,624	5.00%, 07/01/2035	6,404
91,016	5.00%, 04/01/2038	102,755
227,464	5.00%, 05/01/2039	258,775
303,911	5.00%, 08/01/2039	345,483
161,253	5.00%, 09/01/2039	181,704
263,908	5.00%, 01/01/2040	299,961
95,405	5.00%, 08/01/2040	108,238
4,894	5.00%, 02/01/2041	5,521
130,402	5.00%, 07/01/2041	148,518
202,452	5.00%, 04/01/2044	231,325
670,643	5.00%, 03/01/2047	743,325
414,015	5.00%, 04/01/2047	458,693
153,871	5.00%, 06/01/2047	169,783
33,209	5.00%, 11/01/2047	36,775
922,309	5.00%, 02/15/2048(5)	180,632
461,062	5.00%, 09/01/2048	506,017
207,372	5.00%, 10/01/2048	227,747
326,568	5.00%, 03/01/2049	358,251
26,578	5.50%, 08/15/2033	30,682
514,242	5.50%, 04/15/2036(5)	90,848
5,102	5.50%, 11/01/2037	5,946
608	5.50%, 02/01/2038	708
213,741	5.50%, 04/01/2038	249,077
21,849	5.50%, 06/01/2038	25,473
1,253,718	5.50%, 08/01/2038	1,460,561
63,979	5.50%, 05/01/2040	74,477
267,257	5.50%, 08/01/2040	311,111
282,327	5.50%, 06/01/2041	328,650
1,967,863	5.50%, 10/15/2046(5)	406,663
1,009,937	5.50%, 12/15/2046(5)	155,255
20,540	6.00%, 01/01/2023	20,949
21,035	6.00%, 11/01/2032	23,661
77,354	6.00%, 11/01/2033	91,931
56,468	6.00%, 02/01/2034	67,108
81,518	6.00%, 07/01/2034	96,885
24,082	6.00%, 08/01/2034	28,622
38,753	6.00%, 09/01/2034	45,130
21,479	6.00%, 01/01/2035	24,269
22,607	6.00%, 03/01/2035	26,862
20,036	6.00%, 05/01/2038	22,509
109,888	6.00%, 06/01/2038	127,303
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	FHLMC - 2.7% - (continued)
$ 376,657	6.00%, 05/15/2039	$ 443,237
350,325	6.50%, 07/15/2036	400,049
		95,373,431
	FNMA - 3.5%
59,778	0.00%, 03/25/2036(14)	54,164
555,665	0.00%, 06/25/2036(14)	524,892
945,444	0.00%, 06/25/2041(14)	891,736
100,000	0.00%, 09/25/2041(14)	77,640
9,028,419	0.33%, 01/25/2030(3)(5)	193,815
14,110,886	1.44%, 05/25/2029(3)(5)	1,374,699
1,323,033	1.58%, 05/25/2046(3)(5)	74,269
1,316,253	1.68%, 08/25/2044(3)(5)	79,014
1,512,313	1.75%, 12/25/2042	1,546,486
1,527,293	1.79%, 04/25/2055(3)(5)	82,101
1,233,444	1.79%, 06/25/2055(3)(5)	72,172
1,057,576	2.00%, 09/25/2039	1,080,836
169,720	2.00%, 08/25/2043	170,563
327,056	2.50%, 06/25/2028(5)	17,330
201,348	2.50%, 01/01/2043	211,101
1,343,410	2.50%, 02/01/2043	1,411,980
1,219,806	2.50%, 03/01/2043	1,279,874
420,000	2.50%, 03/25/2043	443,712
613,376	2.50%, 04/01/2043	644,684
280,999	2.50%, 06/01/2043	295,256
483,131	2.50%, 08/01/2043	507,753
131,847	2.55%, 07/25/2044	135,293
899,561	3.00%, 02/25/2027(5)	37,516
332,440	3.00%, 09/25/2027(5)	20,699
204,101	3.00%, 12/25/2027(5)	13,960
1,678,904	3.00%, 01/25/2028(5)	99,486
443,526	3.00%, 01/01/2030	469,768
5,025,326	3.00%, 04/25/2033(5)	355,887
1,247,995	3.00%, 08/01/2033	1,319,869
462,634	3.00%, 06/01/2035	492,896
450,840	3.00%, 07/01/2035	479,800
2,618,473	3.00%, 03/01/2037	2,770,793
90,188	3.00%, 10/01/2037	94,762
715,942	3.00%, 05/25/2047	739,042
2,382,694	3.00%, 09/01/2048	2,516,692
2,191,571	3.00%, 08/25/2049	2,307,630
600,000	3.00%, 09/25/2057	648,472
240,050	3.24%, 12/01/2026	266,261
614,922	3.30%, 12/01/2026	682,722
329,294	3.38%, 12/01/2029	372,643
518,144	3.41%, 11/01/2024	561,226
921,032	3.50%, 05/25/2027(5)	61,342
654,891	3.50%, 10/25/2027(5)	47,158
588,725	3.50%, 05/25/2030(5)	52,472
233,560	3.50%, 08/25/2030(5)	19,355
450,018	3.50%, 02/25/2031(5)	27,033
3,854,666	3.50%, 08/25/2033(5)	412,703
498,851	3.50%, 09/25/2035(5)	57,301
4,036,777	3.50%, 11/25/2039(5)	430,166
126,239	3.50%, 09/01/2043	137,127
981,978	3.50%, 10/01/2044	1,073,663
927,436	3.50%, 02/01/2045	999,615
1,218,256	3.50%, 01/01/2046	1,308,641
173,426	3.50%, 02/01/2046	187,359
927,766	3.50%, 03/01/2046	997,576
1,743,975	3.50%, 09/01/2046	1,870,344

270

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	FNMA - 3.5% - (continued)
$ 739,015	3.50%, 10/01/2046	$ 791,170
540,891	3.50%, 10/25/2046(5)	91,448
812,589	3.50%, 11/01/2046	891,507
4,517,375	3.50%, 12/01/2046	4,908,856
1,705,180	3.50%, 05/01/2047	1,830,961
3,244,196	3.50%, 09/01/2047	3,468,476
585,830	3.50%, 12/01/2047	637,317
1,784,282	3.50%, 01/01/2048	1,897,054
587,738	3.50%, 02/01/2048	636,916
691,133	3.50%, 02/25/2048	725,009
500,000	3.50%, 05/25/2048	558,676
2,488,803	3.50%, 07/01/2048	2,670,639
563,286	3.50%, 11/01/2048	596,753
7,159,189	3.50%, 01/01/2050	7,607,527
7,265,816	3.50%, 09/01/2057	7,921,610
3,063,984	3.50%, 05/01/2058	3,326,098
4,047,523	3.50%, 12/25/2058	4,433,336
200,000	3.55%, 02/01/2030	227,422
212,315	4.00%, 06/01/2025	225,540
1,156,949	4.00%, 05/25/2027(5)	65,473
1,219,012	4.00%, 01/25/2038(5)	175,582
895,313	4.00%, 04/01/2038	972,930
1,533,506	4.00%, 10/01/2040	1,690,511
580,757	4.00%, 11/01/2040	634,883
632,757	4.00%, 12/01/2040	692,696
213,832	4.00%, 02/01/2041	234,207
629,425	4.00%, 03/01/2041	689,992
1,859,259	4.00%, 06/01/2041	2,029,788
269,509	4.00%, 03/25/2042(5)	26,072
218,839	4.00%, 08/01/2042	239,843
560,439	4.00%, 09/01/2042	618,049
148,053	4.00%, 11/25/2042(5)	20,463
263,468	4.00%, 11/25/2043	293,319
75,684	4.00%, 06/01/2044	83,043
10,519	4.00%, 08/01/2044	11,594
86,832	4.00%, 10/01/2044	95,104
158,353	4.00%, 11/01/2044	172,939
93,702	4.00%, 03/01/2045	102,669
147,342	4.00%, 05/01/2045	160,702
755,248	4.00%, 07/01/2045	833,652
563,079	4.00%, 05/01/2046	613,815
624,301	4.00%, 06/01/2046	677,316
761,881	4.00%, 04/01/2047	834,077
1,677,524	4.00%, 10/01/2047	1,806,662
1,803,453	4.00%, 11/01/2047	1,938,899
1,664,920	4.00%, 09/01/2048	1,780,322
3,108,773	4.00%, 01/01/2049	3,324,068
467,373	4.06%, 03/01/2030	545,534
126,578	4.50%, 08/01/2024	132,868
7,445	4.50%, 04/01/2025	7,819
202,081	4.50%, 07/25/2027(5)	10,152
449,279	4.50%, 09/01/2035	495,623
106,875	4.50%, 08/01/2040	118,973
1,150,698	4.50%, 10/01/2040	1,278,314
57,660	4.50%, 08/01/2041	64,413
12,361	4.50%, 09/01/2041	13,670
529,853	4.50%, 10/01/2041	588,838
2,232,552	4.50%, 08/25/2043(5)	413,366
472,155	4.50%, 09/01/2043	525,266
386,665	4.50%, 09/25/2048(5)	56,620
1,471,089	4.50%, 04/01/2049	1,586,533
3,525,101	4.50%, 01/01/2051	3,934,721
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	FNMA - 3.5% - (continued)
$ 13,397	5.00%, 01/01/2022	$ 13,943
10,923	5.00%, 11/01/2023	11,915
150,749	5.00%, 04/25/2038	166,606
1,923,127	5.00%, 12/25/2043(5)	324,960
1,080,562	5.00%, 02/01/2049	1,183,338
527,023	5.00%, 03/01/2049	577,892
38,894	5.00%, 04/01/2049	42,555
90,398	5.49%, 05/25/2042(3)(5)	7,299
22,106	5.50%, 06/01/2022	22,396
86,091	5.50%, 06/01/2033	99,383
326,154	5.50%, 07/01/2033	375,587
19,625	5.50%, 08/01/2033	22,652
1,277,832	5.50%, 11/01/2035	1,482,522
288,669	5.50%, 04/01/2036	334,898
258,646	5.50%, 04/25/2037	300,788
324,022	5.50%, 11/01/2037	367,509
2,328,723	5.50%, 11/25/2040(5)	336,315
635,279	5.50%, 06/25/2042(5)	131,727
1,084,230	5.50%, 09/25/2044(5)	220,013
883,861	5.50%, 07/25/2045(5)	161,050
6,497	6.00%, 11/01/2031	7,293
107,820	6.00%, 12/01/2032	123,565
118,971	6.00%, 03/01/2033	137,766
232,845	6.00%, 02/01/2037	276,317
167,712	6.00%, 12/01/2037	198,317
118,886	6.00%, 03/01/2038	140,842
56,079	6.00%, 10/01/2038	65,061
1,813,488	6.00%, 01/25/2042(5)	199,678
1,239,766	6.00%, 09/25/2047(5)	258,247
1,843	7.50%, 12/01/2029	1,927
8,569	7.50%, 03/01/2030	10,009
10,420	7.50%, 09/01/2031	10,681
5,200,000	5.00%, 08/19/2051(15)	5,839,437
1,000,000	5.50%, 08/19/2051(15)	1,117,812
		121,709,344
	GNMA - 8.4%
813,916	1.75%, 09/20/2043	830,563
111,386	2.00%, 10/20/2040	111,955
701,535	2.00%, 01/20/2042	717,106
27,250,000	2.00%, 08/19/2051(15)	27,905,703
548,176	2.14%, 04/20/2040	548,430
714,133	2.50%, 12/16/2039	746,442
1,300,172	2.50%, 07/20/2041	1,359,078
8,233,251	2.50%, 05/20/2051	8,559,693
44,657,023	2.50%, 06/20/2051	46,423,526
35,340,000	2.50%, 08/19/2051(15)	36,732,893
441,189	3.00%, 09/20/2028(5)	27,384
6,577,368	3.00%, 05/20/2035(5)	438,828
300,971	3.00%, 09/16/2042	321,822
293,175	3.00%, 09/20/2042	323,938
99,785	3.00%, 11/15/2042	106,621
418,294	3.00%, 02/16/2043(5)	56,469
116,963	3.00%, 06/15/2043	124,005
58,445	3.00%, 07/15/2043	61,239
63,524	3.00%, 10/15/2044	66,921
70,315	3.00%, 02/15/2045	73,677
47,883	3.00%, 03/15/2045	50,574
221,667	3.00%, 04/15/2045	233,876
459,129	3.00%, 04/20/2045	494,443
52,177	3.00%, 06/15/2045	54,965
1,530,720	3.00%, 07/15/2045	1,611,769
23,500	3.00%, 08/15/2045	24,746

271

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	GNMA - 8.4% - (continued)
$ 59,923	3.00%, 11/20/2045	$ 63,611
169,000	3.00%, 02/20/2046	186,142
810,287	3.00%, 10/20/2047	840,231
68,030,000	3.00%, 08/19/2051(15)	71,181,702
187,513	3.50%, 02/16/2027(5)	11,620
462,253	3.50%, 03/20/2027(5)	30,569
444,875	3.50%, 07/20/2040(5)	20,121
423,032	3.50%, 12/20/2040	450,879
607,156	3.50%, 02/20/2041(5)	21,539
1,178,879	3.50%, 04/20/2042(5)	86,567
310,542	3.50%, 05/15/2042	334,282
2,257,110	3.50%, 10/20/2042(5)	345,279
703,480	3.50%, 12/15/2042	757,090
781,157	3.50%, 03/15/2043	842,248
679,262	3.50%, 04/15/2043	732,464
1,759,990	3.50%, 05/15/2043	1,886,720
224,694	3.50%, 05/20/2043(5)	33,248
969,433	3.50%, 07/20/2043(5)	114,701
3,545,126	3.50%, 06/20/2046	3,773,671
3,520,772	3.50%, 02/20/2047	3,748,314
512,792	3.50%, 07/20/2047	543,491
4,036,104	3.50%, 08/20/2047	4,281,040
147,143	3.50%, 09/20/2047	156,124
180,640	3.50%, 10/20/2047	192,353
857,930	3.50%, 11/20/2047	909,935
779,825	3.50%, 03/20/2048	826,452
3,295,894	3.50%, 07/20/2049	3,462,614
22,970,000	3.50%, 08/19/2051(15)	24,121,192
2,127,959	3.88%, 08/15/2042	2,365,242
493,905	4.00%, 04/16/2026(5)	26,590
121,201	4.00%, 12/16/2026(5)	6,621
1,760,527	4.00%, 05/20/2029(5)	101,761
1,096,577	4.00%, 09/20/2040	1,197,981
159,621	4.00%, 10/20/2040	174,075
441,741	4.00%, 12/20/2040	485,771
89,230	4.00%, 02/15/2041	99,067
187,740	4.00%, 05/16/2042(5)	23,238
422,410	4.00%, 03/20/2043(5)	68,523
156,095	4.00%, 01/20/2044(5)	28,607
2,592,377	4.00%, 02/20/2045	2,831,322
2,167,278	4.00%, 08/20/2045	2,364,061
1,474,843	4.00%, 03/20/2047(5)	176,042
704,170	4.00%, 11/20/2047	767,934
2,143,219	4.00%, 03/20/2048	2,301,554
8,969,539	4.00%, 07/20/2048	9,538,023
21,323	4.50%, 07/15/2033	23,931
46,845	4.50%, 05/15/2040	52,884
0	4.50%, 09/16/2040	0
306,078	4.50%, 06/15/2041	344,939
27,844	4.50%, 09/20/2041	31,017
14,911	4.50%, 05/20/2044	16,596
772,838	4.50%, 06/20/2044	860,636
663,181	4.50%, 10/20/2044	736,201
631,061	4.50%, 04/20/2045(5)	120,699
1,108,952	4.50%, 05/20/2045(5)	195,485
3,582,732	4.50%, 08/20/2045(5)	672,984
568,948	4.50%, 01/20/2046	630,143
2,145,565	4.50%, 12/16/2046(5)	342,778
2,392,937	4.50%, 01/20/2047(5)	242,111
2,380,009	4.50%, 05/20/2048(5)	349,863
2,671,833	4.50%, 08/20/2049	2,841,353
4,654,146	4.50%, 09/20/2049	4,941,465
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	GNMA - 8.4% - (continued)
$ 88,741	5.00%, 05/20/2034	$ 99,647
28,614	5.00%, 07/15/2039	33,101
1,770,994	5.00%, 02/16/2040(5)	316,012
272,208	5.00%, 05/20/2040(5)	56,293
449,395	5.00%, 06/15/2041	525,407
644,290	5.00%, 10/16/2041(5)	108,385
673,904	5.00%, 03/15/2044	788,086
1,061,395	5.00%, 06/20/2046(5)	121,728
389,796	5.00%, 01/16/2047(5)	70,887
267,550	5.00%, 09/16/2047(5)	46,727
319,166	5.00%, 06/20/2048(5)	49,204
305,584	5.50%, 05/15/2033	354,788
17,750	5.50%, 06/15/2035	20,467
31,570	5.50%, 04/15/2038	35,447
232,192	5.50%, 05/20/2038	263,020
1,269,593	5.50%, 03/20/2039(5)	178,963
1,201,693	5.50%, 02/16/2047(5)	204,071
603,466	5.50%, 02/20/2047(5)	109,282
276,704	5.50%, 05/20/2047(5)	49,439
1,030,484	5.86%, 07/20/2039(3)(5)	137,451
56,022	6.00%, 02/15/2029	62,740
64,348	6.00%, 11/15/2032	74,663
89,719	6.00%, 02/15/2033	100,657
10,696	6.00%, 07/15/2033	11,999
33,810	6.00%, 10/15/2034	37,918
177,052	6.00%, 03/15/2036	202,470
1,892	6.00%, 05/15/2036	2,195
61,167	6.00%, 10/15/2036	72,246
21,532	6.00%, 01/15/2037	24,331
76,387	6.00%, 02/15/2037	90,735
129,633	6.00%, 06/15/2037	152,979
61,568	6.00%, 11/15/2037	69,755
39,885	6.00%, 06/15/2038	45,173
72,482	6.00%, 08/15/2038	84,733
102,083	6.00%, 10/15/2038	115,209
82,674	6.00%, 11/15/2038	95,198
42,179	6.00%, 12/15/2038	47,762
57,064	6.00%, 01/15/2039	65,181
2,569	6.00%, 03/15/2039	2,879
145,423	6.00%, 04/15/2039	163,032
177,692	6.00%, 08/15/2039	199,357
5,583	6.00%, 09/15/2039	6,254
27,497	6.00%, 11/15/2039	31,617
10,913	6.00%, 06/15/2040	12,223
86,372	6.00%, 09/15/2040	100,031
1,343,389	6.00%, 09/20/2040(5)	221,925
81,624	6.00%, 12/15/2040	94,539
283,177	6.00%, 06/15/2041	336,119
1,154,994	6.00%, 02/20/2046(5)	199,522
9,547	6.50%, 09/15/2028	10,674
998	6.50%, 10/15/2028	1,116
3,783	6.50%, 12/15/2028	4,229
26,315	6.50%, 05/15/2029	30,326
27,816	6.50%, 08/15/2031	31,099
2,652	6.50%, 09/15/2031	2,965
10,413	6.50%, 10/15/2031	11,641
103,942	6.50%, 11/15/2031	116,832
21,914	6.50%, 01/15/2032	24,649
7,641	6.50%, 03/15/2032	8,542
5,134	6.50%, 04/15/2032	5,740
		289,460,022

272

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	UMBS - 25.4%
$ 11,255,000	1.50%, 08/17/2036(15)	$ 11,466,911
3,865,000	1.50%, 08/12/2051(15)	3,823,784
125,000	2.00%, 08/17/2036(15)	129,702
262,747,000	2.00%, 08/12/2051(15)	267,847,986
242,035,000	2.00%, 09/14/2051(15)	246,204,431
17,680,000	2.50%, 08/17/2036(15)	18,521,985
59,559,000	2.50%, 08/12/2051(15)	62,008,829
59,555,000	2.50%, 09/14/2051(15)	61,874,388
6,405,000	3.00%, 08/17/2036(15)	6,738,510
48,301,000	3.00%, 08/12/2051(15)	50,621,712
55,840,000	3.00%, 09/14/2051(15)	58,400,787
13,935,000	3.50%, 08/12/2051(15)	14,768,378
13,930,000	3.50%, 09/14/2051(15)	14,732,063
26,357,000	4.00%, 08/12/2051(15)	28,160,807
29,000,000	4.50%, 08/12/2051(15)	31,248,612
		876,548,885
	Total U.S. Government Agencies (cost $1,372,418,830)	$ 1,383,091,682
U.S. GOVERNMENT SECURITIES - 23.7%
	Other Direct Federal Obligations - 0.0%
	FHLB - 0.0%
700,000	4.25%, 09/15/2065	$ 1,022,938
	U.S. Treasury Securities - 23.7%
	U.S. Treasury Bonds - 13.5%
12,659,576	0.88%, 02/15/2047(16)	16,889,819
1,904,423	1.00%, 02/15/2048(16)	2,633,956
21,970,000	1.25%, 05/15/2050	18,694,239
17,030,000	1.38%, 11/15/2040	15,813,952
23,005,000	1.38%, 08/15/2050	20,198,570
20,855,000	1.88%, 02/15/2041	21,079,843
30,160,000	1.88%, 02/15/2051	29,910,237
58,615,000	2.25%, 05/15/2041	62,882,905
5,455,000	2.25%, 08/15/2049	5,863,486
18,100,000	2.50%, 02/15/2046(17)(18)	20,290,383
23,034,000	2.88%, 11/15/2046(19)	27,656,096
6,035,000	3.00%, 05/15/2045	7,349,734
12,500,000	3.00%, 02/15/2047	15,354,492
17,840,000	3.00%, 02/15/2048	22,001,041
985,000	3.13%, 02/15/2043(18)	1,212,627
55,100,000	3.13%, 08/15/2044(18)	68,209,926
22,900,000	3.13%, 05/15/2048	28,887,992
63,465,000	3.38%, 05/15/2044(18)	81,572,358
		466,501,656
	U.S. Treasury Notes - 10.2%
3,059,788	0.13%, 07/15/2030(16)	3,471,385
24,135,016	0.13%, 07/15/2031(16)	27,417,126
6,155,513	0.38%, 01/15/2027(16)	6,948,115
25,955,000	0.63%, 11/30/2027	25,484,566
63,395,000	0.63%, 12/31/2027	62,184,057
30,559,000	0.63%, 05/15/2030	29,150,421
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 23.7% - (continued)
	U.S. Treasury Securities - 23.7% - (continued)
	U.S. Treasury Notes - 10.2% - (continued)
$ 69,265,000	0.63%, 08/15/2030(18)	$ 65,877,508
34,495,000	0.75%, 04/30/2026	34,632,441
1,243,682	0.75%, 07/15/2028(16)	1,462,007
2,320,837	1.00%, 02/15/2049(16)	3,242,886
7,180,000	1.63%, 02/15/2026	7,495,808
35,920,000	1.63%, 05/15/2031	37,194,037
30,700,000	2.88%, 08/15/2028	34,611,852
10,320,000	3.13%, 11/15/2028	11,837,766
		351,009,975
	Total U.S. Government Securities (cost $787,599,668)	$ 818,534,569
COMMON STOCKS - 0.0%
	Energy - 0.0%
38,914	Ascent Resources - Marcellus LLC Class A*(20)(21)	$ 26,267
4,601	Foresight Energy LLC*(21)	41,407
13,623	Philadelphia Energy Solutions Class A*(20)(21)	—
	Total Common Stocks (cost $281,412)	$ 67,674
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 3.50%(2)	$ 456,103
	Total Preferred Stocks (cost $332,990)	$ 456,103
WARRANTS - 0.0%
	Energy - 0.0%
10,075	Ascent Resources - Marcellus LLC Expires 3/30/2023*(20)(21)	$ 111
	Total Warrants (cost $806)	$ 111
	Total Long-Term Investments (Cost $4,343,658,430)	$ 4,448,954,103
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
8,312,832	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $8,312,846; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $8,479,174	$ 8,312,832

273

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.2%
1,374,582	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(22)		$ 1,374,582
3,836,050	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(22)		3,836,050
460,355	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(22)		460,355
			5,670,987
	Total Short-Term Investments (cost $13,983,819)		$ 13,983,819
	Total Investments Excluding Purchased Options (cost $4,357,642,249)	129.1%	$ 4,462,937,922
	Total Purchased Options (cost $3,759,359)	0.0%	$ 766,159
	Total Investments (cost $4,361,401,608)	129.1%	$ 4,463,704,081
	Other Assets and Liabilities	(29.1)%	(1,007,483,002)
	Total Net Assets	100.0%	$ 3,456,221,079
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $967,679,507, representing 28.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $65,431,118, representing 1.9% of net assets.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2021, the aggregate value of the unfunded commitment was $69,945, which rounds to 0.0% of total net assets.
(14)	Securities disclosed are principal-only strips.
(15)	Represents or includes a TBA transaction.
(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2021, the market value of securities pledged was $14,853,457.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2021, the market value of securities pledged was $7,554,201.
(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2021, the market value of securities pledged was $16,249,787.
(20)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $24,244, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(21)	Investment valued using significant unobservable inputs.
(22)	Current yield as of period end.

274

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

OTC Swaptions Outstanding at July 31, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	2.20%	Pay	03/14/2022	USD	105,715,000	$ 375,536	$ 1,884,370	$ (1,508,834)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Pay	03/14/2022	USD	109,970,000	390,623	1,874,988	(1,484,365)
Total Put							$ 766,159	$ 3,759,358	$ (2,993,199)
Written swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Receive	03/14/2022	USD	(109,970,000)	$ (338,628)	$ (1,099,700)	$ 761,072
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	1.50%	Receive	03/14/2022	USD	(105,715,000)	(325,559)	(1,162,865)	837,306
Total Put							$ (664,187)	$ (2,262,565)	$ 1,598,378

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-OAT Future	318	09/08/2021	$ 61,141,006	$ 1,372,929
U.S. Treasury 2-Year Note Future	818	09/30/2021	180,496,812	20,678
Total				$ 1,393,607
Short position contracts:
U.S. Treasury Ultra Bond Future	88	09/21/2021	$ 17,558,750	$ (305,786)
Australian 10-Year Bond Future	387	09/15/2021	41,292,929	(1,206,302)
Euro-BTP Future	330	09/08/2021	60,394,807	(1,521,235)
Euro-BUND Future	698	09/08/2021	146,200,336	(3,633,412)
Euro-BUXL 30-Year Bond Future	153	09/08/2021	39,028,936	(1,491,848)
Long Gilt Future	298	09/28/2021	53,761,648	(1,041,909)
U.S. Treasury 5-Year Note Future	1,645	09/30/2021	204,712,540	(811,899)
U.S. Treasury 10-Year Note Future	1,262	09/21/2021	169,679,844	(1,775,065)
U.S. Treasury 10-Year Ultra Future	1,280	09/21/2021	192,320,000	(5,062,514)
U.S. Treasury Long Bond Future	241	09/21/2021	39,697,219	(1,901,180)
Total				$ (18,751,150)
Total futures contracts				$ (17,357,543)

TBA Sale Commitments Outstanding at July 31, 2021
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 2.50%	$ 7,860,000	08/17/2036	$ (8,234,321)	$ (25,534)
GNMA, 4.00%	9,295,000	08/19/2051	(9,829,099)	(5,134)
GNMA, 4.50%	985,000	08/19/2051	(1,046,870)	(153)
UMBS, 1.50%	14,090,000	08/17/2036	(14,355,288)	(86,945)
275

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

TBA Sale Commitments Outstanding at July 31, 2021 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
UMBS, 5.00%	$ 1,213,500	08/12/2051	$ (1,327,835)	$ (337)
UMBS, 5.50%	5,650,000	08/12/2051	(6,305,930)	(33,547)
Total TBA sale commitments (proceeds receivable $40,947,693)			$ (41,099,343)	$ (151,650)
At July 31, 2021, the aggregate market value of TBA Sale Commitments represents (1.2%) of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2021
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	985	(0.18%)	07/25/2045	Monthly	$ 14	$ —	$ 18	$ 4
ABX.HE.AAA.07	GSC	USD	143,364	(0.09%)	08/25/2037	Monthly	30,378	—	5,732	(24,646)
ABX.HE.AAA.07	GSC	USD	627,934	(0.09%)	08/25/2037	Monthly	133,737	—	25,106	(108,631)
ABX.HE.AAA.07	CSI	USD	1,361,958	(0.09%)	08/25/2037	Monthly	333,528	—	54,454	(279,074)
ABX.HE.PENAAA.06	MSC	USD	135,141	(0.11%)	05/25/2046	Monthly	15,250	—	12,160	(3,090)
ABX.HE.PENAAA.06	JPM	USD	446,579	(0.11%)	05/25/2046	Monthly	50,272	—	40,182	(10,090)
ABX.HE.PENAAA.06	GSC	USD	360,286	(0.11%)	05/25/2046	Monthly	87,972	—	32,417	(55,555)
PrimeX.ARM.2(2),(3)	MSC	USD	73,366	(4.58%)	12/25/2037	Monthly	—	(159)	(74)	85
Total							$ 651,151	$ (159)	$ 169,995	$ (480,997)
Sell protection:
ABX.HE.AAA.06	MSC	USD	985	0.18%	07/25/2045	Monthly	$ —	$ —	$ (18)	$ (18)
ABX.HE.AAA.07	MSC	USD	143,364	0.09%	08/25/2037	Monthly	1,148	—	(5,732)	(6,880)
ABX.HE.AAA.07	MSC	USD	627,934	0.09%	08/25/2037	Monthly	4,993	—	(25,106)	(30,099)
ABX.HE.AAA.07	MSC	USD	1,361,958	0.09%	08/25/2037	Monthly	10,903	—	(54,454)	(65,357)
ABX.HE.PENAAA.06	BCLY	USD	942,008	0.11%	05/25/2046	Monthly	—	(21,693)	(84,762)	(63,069)
CMBX.NA.BB.8	CSI	USD	511,605	5.00%	10/17/2057	Monthly	—	(128,025)	(180,625)	(52,600)
CMBX.NA.BB.8	GSC	USD	859,110	5.00%	10/17/2057	Monthly	—	(227,145)	(303,314)	(76,169)
CMBX.NA.BB.8	MSC	USD	1,225,921	5.00%	10/17/2057	Monthly	—	(314,972)	(432,819)	(117,847)
CMBX.NA.BB.8	MSC	USD	1,433,459	5.00%	10/17/2057	Monthly	—	(368,832)	(506,091)	(137,259)
CMBX.NA.BB.8	GSC	USD	1,568,600	5.00%	10/17/2057	Monthly	—	(390,757)	(553,804)	(163,047)
CMBX.NA.BB.8	MSC	USD	2,991,440	5.00%	10/17/2057	Monthly	—	(748,633)	(1,056,146)	(307,513)
CMBX.NA.BB.8	GSC	USD	2,789,694	5.00%	10/17/2057	Monthly	—	(625,069)	(984,918)	(359,849)
CMBX.NA.BBB-.6	MSC	USD	360,000	3.00%	05/11/2063	Monthly	—	(28,751)	(94,965)	(66,214)
CMBX.NA.BBB-.6	CSI	USD	815,000	3.00%	05/11/2063	Monthly	—	(105,742)	(214,990)	(109,248)
CMBX.NA.BBB-.6	DEUT	USD	1,270,000	3.00%	05/11/2063	Monthly	—	(176,522)	(335,015)	(158,493)
CMBX.NA.BBB-.6	GSC	USD	2,790,000	3.00%	05/11/2063	Monthly	—	(288,081)	(736,211)	(448,130)
CMBX.NA.BBB-.6	MSC	USD	3,725,000	3.00%	05/11/2063	Monthly	—	(512,331)	(982,624)	(470,293)
PrimeX.ARM.2(2),(3)	JPM	USD	73,366	4.58%	12/25/2037	Monthly	2,293	—	74	(2,219)
Total							$ 19,337	$ (3,936,553)	$ (6,551,520)	$ (2,634,304)
Total OTC credit default swap contracts							$ 670,488	$ (3,936,712)	$ (6,381,525)	$ (3,115,301)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $24,244, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.

276

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2021
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.36.V1	USD	21,630,000	(5.00%)	06/20/2026	Quarterly	$ (2,114,450)	$ (2,135,102)	$ (20,652)
Sell protection:
CDX.EM.35.V1	USD	24,345,000	1.00%	06/20/2026	Quarterly	$ (830,507)	$ (697,381)	$ 133,126
CDX.NA.IG.36.V1	USD	6,065,000	1.00%	06/20/2026	Quarterly	124,908	154,285	29,377
Total						$ (705,599)	$ (543,096)	$ 162,503
Credit default swaps on single-name issues:
Sell protection:
Indonesia Republic (BBB)	USD	8,315,000	1.00%	06/20/2026	Quarterly	$ 43,269	$ 83,747	$ 40,478
Panama Republic (BBB)	USD	4,475,000	1.00%	06/20/2026	Quarterly	35,568	62,827	27,259
Republic of Brazil (BB-)	USD	2,805,000	1.00%	06/20/2026	Quarterly	(85,096)	(95,318)	(10,222)
Russian Federation (BBB-)	USD	2,715,000	1.00%	06/20/2026	Quarterly	6,437	19,228	12,791
United Mexican States (BBB)	USD	3,045,000	1.00%	06/20/2026	Quarterly	3,005	9,277	6,272
Total						$ 3,183	$ 79,761	$ 76,578
Total centrally cleared credit default swap contracts						$ (2,816,866)	$ (2,598,437)	$ 218,429

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. USD SOFR	0.08% Fixed	USD	23,025,000	08/12/2025	Annual	$ —	$ (2,164)	$ 350,574	$ 352,738
0.81% Fixed	3 Mo. USD LIBOR	USD	15,480,000	09/16/2050	Semi-Annual	46,899	—	3,118,606	3,071,707
Total centrally cleared interest rate swaps contracts						$ 46,899	$ (2,164)	$ 3,469,180	$ 3,424,445

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
5,025,000	AUD	3,714,639	USD	SCB	09/15/2021	$ (26,188)
4,045,741	USD	5,213,000	AUD	MSC	09/15/2021	219,294
7,413,611	USD	37,845,000	BRL	CBK	09/15/2021	192,075
11,759,757	USD	9,963,028	EUR	BNP	08/31/2021	(65,953)
87,819,971	USD	72,099,000	EUR	CBK	09/15/2021	2,214,351
2,934,119	USD	2,406,000	EUR	JPM	09/15/2021	77,393
2,656,874	USD	2,178,000	EUR	MSC	09/15/2021	70,860
2,051,786	USD	1,737,000	EUR	SSG	09/15/2021	(10,614)
8,261,491	USD	6,991,000	EUR	BCLY	09/15/2021	(39,163)
7,902,743	USD	6,690,000	EUR	WEST	09/15/2021	(40,523)
16,174,866	USD	323,080,000	MXN	BCLY	09/15/2021	45,966
6,750,051	USD	498,390,000	RUB	GSC	09/15/2021	(10,417)
Total foreign currency contracts						$ 2,627,081
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
277

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 760,325,496	$ —	$ 760,325,496	$ —
Corporate Bonds	1,045,036,705	—	1,045,036,705	—
Foreign Government Obligations	233,225,681	—	233,225,681	—
Municipal Bonds	58,044,505	—	58,044,505	—
Senior Floating Rate Interests	150,171,577	—	150,171,577	—
U.S. Government Agencies	1,383,091,682	—	1,383,091,682	—
U.S. Government Securities	818,534,569	—	818,534,569	—
Common Stocks
Energy	67,674	41,407	—	26,267
Preferred Stocks	456,103	456,103	—	—
Warrants	111	—	—	111
Short-Term Investments	13,983,819	5,670,987	8,312,832	—
Purchased Options	766,159	—	766,159	—
Foreign Currency Contracts(2)	2,819,939	—	2,819,939	—
Futures Contracts(2)	1,393,607	1,393,607	—	—
Swaps - Credit Default(2)	249,392	—	249,307	85
Swaps - Interest Rate(2)	3,424,445	—	3,424,445	—
Total	$ 4,471,591,464	$ 7,562,104	$ 4,464,002,897	$ 26,463
Liabilities
Foreign Currency Contracts(2)	$ (192,858)	$ —	$ (192,858)	$ —
Futures Contracts(2)	(18,751,150)	(18,751,150)	—	—
Swaps - Credit Default(2)	(3,146,264)	—	(3,144,045)	(2,219)
TBA Sale Commitments	(41,099,343)	—	(41,099,343)	—
Written Options	(664,187)	—	(664,187)	—
Total	$ (63,853,802)	$ (18,751,150)	$ (45,100,433)	$ (2,219)

(1)	For the period ended July 31, 2021, investments valued at $36,503 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2021 is not presented.
278

The Hartford World Bond Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2%
	Bermuda - 0.1%
	Bellemeade Re Ltd.
$ 875,000	1.80%, 03/25/2031, 3 mo. USD SOFR + 1.750%(1)(2)	$ 879,803
578,138	2.69%, 06/25/2030, 1 mo. USD LIBOR + 2.600%(1)(2)	579,440
1,545,000	Home Re Ltd. 1.64%, 07/25/2033, 1 mo. USD LIBOR + 1.550%(1)(2)	1,540,230
207,314	Start Ltd. 3.54%, 11/15/2044(1)	208,803
		3,208,276
	Cayman Islands - 0.9%
810,000	ACRE Commercial Mortgage Ltd. 1.49%, 12/18/2037, 1 mo. USD LIBOR + 1.400%(1)(2)	806,003
	Apidos CLO
2,125,000	2.73%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(1)(2)	2,069,727
1,040,000	2.83%, 07/24/2031, 3 mo. USD LIBOR + 2.700%(1)(2)	1,038,938
	Arbor Realty Collateralized Loan Obligation Ltd.
1,060,000	1.49%, 05/15/2036, 1 mo. USD LIBOR + 1.400%(1)(2)	1,060,997
2,290,000	2.21%, 02/15/2035, 1 mo. USD LIBOR + 2.164%(1)(2)	2,291,434
1,295,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.91%, 09/15/2034, 1 mo. USD LIBOR + 1.750%(1)(2)	1,295,813
500,000	Atrium IX 3.74%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	499,240
1,335,000	BlueMountain CLO Ltd. 2.16%, 11/20/2028, 3 mo. USD LIBOR + 2.000%(1)(2)	1,309,878
500,000	Carlyle CLO Ltd. 2.93%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(1)(2)	494,945
1,015,000	Covenant Credit Partners CLO Ltd. 1.98%, 10/15/2029, 3 mo. USD LIBOR + 1.850%(1)(2)	1,015,391
	Dryden Senior Loan Fund
3,275,000	3.13%, 10/15/2027, 1 mo. USD LIBOR + 3.000%(1)(2)	3,268,371
940,000	7.01%, 04/15/2029, 3 mo. USD LIBOR + 6.880%(1)(2)	939,959
1,805,000	7.10%, 04/15/2029, 3 mo. USD LIBOR + 6.970%(1)(2)	1,805,531
770,000	Greystone Commercial Real Esta Gstne 2.14%, 07/15/2039	770,968
1,500,000	Harriman Park CLO Ltd. 3.23%, 04/20/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	1,498,776
2,240,000	LCM L.P. 2.08%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,241,060
3,000,000	Madison Park Funding Ltd. 2.03%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	3,000,123
	Magnetite Ltd.
430,000	2.88%, 07/25/2031, 3 mo. USD LIBOR + 2.750%(1)(2)	429,606
2,470,000	3.43%, 01/25/2032, 3 mo. USD LIBOR + 3.300%(1)(2)	2,476,066
	Octagon Investment Partners Ltd.
2,765,000	2.38%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,765,525
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2% - (continued)
	Cayman Islands - 0.9% - (continued)
$ 970,000	7.15%, 02/14/2031, 3 mo. USD LIBOR + 7.000%(1)(2)	$ 958,067
1,500,000	OZLM Ltd. 1.98%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,476,193
1,110,000	Palmer Square Loan Funding Ltd. 2.55%, 05/20/2029, 3 mo. USD LIBOR + 2.400%(1)(2)	1,110,078
1,840,000	Point Au Roche Park CLO Ltd. 1.78%, 07/20/2034, 3 mo. USD LIBOR + 1.600%(1)(2)	1,841,781
1,155,000	Race Point CLO Ltd. 3.66%, 02/20/2030, 3 mo. USD LIBOR + 3.500%(1)(2)	1,155,151
	Sound Point CLO Ltd.
1,500,000	1.98%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,481,992
835,000	3.23%, 07/18/2031, 3 mo. USD LIBOR + 3.100%(1)(2)	813,500
903,516	Thunderbolt Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	901,580
		40,816,693
	United States - 5.2%
1,768,263	Aaset Trust 3.84%, 05/15/2039(1)	1,764,596
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,373,753
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,388,890
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(4)	1,721,426
1,650,000	Antler Mortgage Trust 2.12%, 11/25/2024(1)(4)	1,668,249
1,570,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,570,275
5,244,552	BBCMS Mortgage Trust 1.63%, 04/15/2053(4)(5)	552,855
	Benchmark Mortgage Trust
20,752,847	0.51%, 07/15/2051(4)(5)	542,695
2,756,113	1.04%, 03/15/2052(4)(5)	184,076
3,346,279	1.52%, 01/15/2054(4)(5)	400,083
915,000	BFLD Trust 2.14%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	925,284
3,024,784	Bravo Residential Funding Trust 1.99%, 04/25/2031(1)(3)	3,029,988
	BX Commercial Mortgage Trust
2,328,010	2.09%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	2,335,228
1,370,000	2.19%, 10/15/2037, 1 mo. USD LIBOR + 2.100%(1)(2)	1,372,192
690,000	2.34%, 01/15/2034, 1 mo. USD LIBOR + 2.250%(1)(2)	689,999
1,232,054	2.59%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(1)(2)	1,233,598
3,050,000	2.84%, 10/15/2037, 1 mo. USD LIBOR + 2.750%(1)(2)	3,064,647
2,282,178	BX Trust 2.07%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(1)(2)	2,174,277
895,000	CAMB Commercial Mortgage Trust 1.84%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	897,227
7,070,281	Cantor Commercial Real Estate 1.14%, 05/15/2052(4)(5)	482,467
	Castlelake Aircraft Structured Trust
640,000	2.74%, 08/15/2041(1)(6)	642,849

279

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2% - (continued)
	United States - 5.2% - (continued)
$ 1,383,483	3.97%, 04/15/2039(1)	$ 1,386,581
4,275,066	CF Hippolyta LLC 2.28%, 07/15/2060(1)	4,377,479
1,851,421	Chase Mortgage Finance Corp. 2.34%, 10/25/2057, 1 mo. USD LIBOR + 2.250%(1)(2)	1,893,553
	Citigroup Commercial Mortgage Trust
1,120,000	4.68%, 01/10/2036(1)	1,206,901
1,865,000	4.74%, 01/10/2036(1)(4)	1,983,910
1,819,942	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(3)	1,824,771
2,258,000	COLT Mortgage Loan Trust 3.31%, 07/27/2054(1)(4)	2,254,069
	Commercial Mortgage Trust
3,730,000	1.29%, 03/15/2038, 1 mo. USD LIBOR + 1.200%(1)(2)	3,732,238
770,000	4.72%, 02/10/2047(4)	828,239
1,385,000	4.88%, 11/10/2046(4)	1,495,034
	Connecticut Avenue Securities Trust
912,531	2.19%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	917,029
4,366,584	2.24%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	4,355,532
485,000	3.34%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	485,000
2,400,000	4.44%, 07/25/2031, 3 mo. USD LIBOR + 4.350%(1)(2)	2,475,053
3,990,000	5.34%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	4,122,543
	CSAIL Commercial Mortgage Trust
11,229,527	0.60%, 08/15/2051(4)(5)	388,325
13,001,739	0.82%, 04/15/2050(4)(5)	307,494
722,711	CSMC Trust 3.25%, 04/25/2047(1)(4)	764,823
2,245,000	DataBank Issuer 2.06%, 02/27/2051(1)	2,278,821
259,554	Diamond Resorts Owner Trust 1.51%, 11/21/2033(1)	261,391
3,000,000	Eagle RE Ltd. 1.89%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(1)(2)	2,982,163
505,000	Extended Stay America Trust 1.47%, 07/15/2038, 1 mo. USD LIBOR + 1.380%(1)(2)(6)	506,893
1,315,000	ExteNet LLC 3.20%, 07/26/2049(1)	1,356,322
	Fannie Mae Connecticut Avenue Securities
1,798,402	2.09%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	1,813,078
2,044,141	2.24%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	2,074,473
1,923,814	2.29%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	1,944,909
3,196,679	2.34%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	3,232,540
2,400,708	2.44%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	2,428,938
2,162,040	2.64%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	2,189,180
2,362,461	2.69%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	2,377,873
2,357,231	2.89%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(2)	2,405,999
1,891,748	3.74%, 09/25/2029, 1 mo. USD LIBOR + 3.650%(2)	1,953,457
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2% - (continued)
	United States - 5.2% - (continued)
$ 837,000	3.84%, 10/25/2030, 1 mo. USD LIBOR + 3.750%(2)	$ 870,042
3,650,000	4.34%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(2)	3,828,876
219,727	4.49%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(2)	227,000
321,507	4.99%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	332,188
408,386	FCI Funding LLC 3.63%, 02/18/2031(1)	413,462
	FirstKey Homes Trust
2,755,000	2.67%, 10/19/2037(1)	2,817,889
2,040,000	3.02%, 10/19/2037(1)	2,092,757
	FREMF Mortgage Trust
3,645,000	3.59%, 04/25/2048(1)(4)	3,843,865
2,180,000	4.08%, 09/25/2025(1)(4)	2,358,997
748,652	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	752,868
720,000	GB Trust 1.69%, 08/15/2037, 1 mo. USD LIBOR + 1.600%(1)(2)	720,431
	GS Mortgage Securities Corp. Trust
940,000	1.24%, 05/15/2026, 1 mo. USD LIBOR + 1.150%(1)(2)	940,023
3,125,000	1.54%, 09/15/2031, 1 mo. USD LIBOR + 1.450%(1)(2)	3,075,575
	GS Mortgage Securities Trust
3,584,459	0.96%, 02/10/2052(4)(5)	221,480
370,000	4.32%, 05/10/2050(4)	406,890
	Horizon Aircraft Finance Ltd.
2,208,719	3.43%, 11/15/2039(1)	2,208,908
1,282,901	4.46%, 12/15/2038(1)	1,306,539
1,830,000	JP Morgan Chase Commercial Mortgage Securities Corp. 1.79%, 04/15/2038, 1 mo. USD LIBOR + 1.700%(1)(2)	1,839,140
2,580,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.62%, 01/16/2037(1)	2,655,455
647,863	JP Morgan Wealth Management 1.35%, 03/25/2051, 3 mo. USD SOFR + 1.300%(1)(2)	649,558
41,862,174	JPMBB Commercial Mortgage Securities Trust 0.61%, 09/15/2047(4)(5)	700,061
947,000	KKR Industrial Portfolio Trust 1.64%, 12/15/2037, 1 mo. USD LIBOR + 1.550%(1)(2)	944,632
	Legacy Mortgage Asset Trust
386,116	1.89%, 10/25/2066(1)(3)	388,088
3,621,155	3.25%, 11/25/2059(1)(3)	3,642,600
	LHOME Mortgage Trust
1,680,000	2.09%, 06/25/2026(1)	1,679,966
1,450,000	2.09%, 09/25/2026(1)(4)	1,450,038
1,720,000	Life Mortgage Trust 2.44%, 03/15/2038, 1 mo. USD LIBOR + 2.350%(1)(2)	1,720,796
	LSTAR Securities Investment Ltd.
1,882,140	1.90%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	1,882,130
1,549,563	2.60%, 04/01/2024, 1 mo. USD LIBOR + 1.250%(1)(2)	1,542,965
885,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	888,588

280

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2% - (continued)
	United States - 5.2% - (continued)
$ 3,025,000	MF1 Ltd. 2.13%, 12/25/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	$ 3,026,890
3,000,000	MHC Commercial Mortgage Trust 1.69%, 04/15/2038, 1 mo. USD LIBOR + 1.601%(1)(2)	3,013,131
	Morgan Stanley Capital Trust
1,600,000	1.29%, 07/15/2035, 1 mo. USD LIBOR + 1.200%(1)(2)	1,600,465
8,182,612	1.34%, 06/15/2050(4)(5)	463,858
1,620,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	1,626,003
1,040,000	Mortgage Insurance-Linked Notes 2.99%, 11/26/2029, 1 mo. USD LIBOR + 2.900%(1)(2)	1,040,000
	Navient Private Education Refi Loan Trust
700,000	2.24%, 05/15/2069(1)	713,114
2,512,824	3.13%, 02/15/2068(1)	2,570,406
1,127,175	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,172,365
450,320	New Residential Mortgage LLC 4.09%, 07/25/2054(1)	450,399
3,115,000	New York Mortgage Trust 2.24%, 05/25/2026(1)(3)	3,115,562
505,000	Oaktown Re VI Ltd. 1.70%, 10/25/2033, 3 mo. USD SOFR + 1.650%(1)(2)	506,628
1,334,579	Pagaya AI Debt Selection Trust 1.22%, 01/16/2029(1)	1,336,983
	PMT Credit Risk Transfer Trust
917,437	2.09%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	915,858
339,737	2.79%, 10/27/2022, 1 mo. USD LIBOR + 2.700%(1)(2)	340,750
	Preston Ridge Partners Mortgage Trust LLC
1,817,175	1.79%, 06/25/2026(1)(3)	1,818,040
2,036,288	1.87%, 04/25/2026(1)(3)	2,060,080
704,546	2.12%, 03/25/2026(1)(4)	714,396
734,431	2.36%, 11/25/2025(1)(3)	737,016
2,673,245	2.86%, 09/25/2025(1)(3)	2,688,892
780,000	3.47%, 07/25/2026	779,984
1,273,058	3.50%, 10/25/2024(1)(4)	1,278,914
1,515,243	3.67%, 08/25/2025(1)(3)	1,526,388
970,000	3.72%, 04/25/2026(1)(3)	970,906
565,000	Pretium Mortgage Credit Partners LLC 3.72%, 07/25/2051(1)(3)	565,595
	Progress Residential Trust
755,000	2.30%, 10/17/2027(1)	760,458
588,000	2.31%, 05/17/2038(1)	598,583
2,955,000	2.54%, 05/17/2026(1)	2,991,341
1,335,000	2.55%, 04/19/2038(1)	1,358,324
1,159,000	2.64%, 07/17/2038(1)(6)	1,160,740
2,000,000	5.37%, 10/17/2035(1)	2,020,649
1,213,131	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,213,286
955,000	SFO Commercial Mortgage Trust 1.59%, 05/15/2038, 1 mo. USD LIBOR + 1.500%(1)(2)	957,966
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2% - (continued)
	United States - 5.2% - (continued)
$ 6,632,284	SLG Office Trust 0.26%, 07/15/2041(1)(4)(5)	$ 142,782
	Sonic Capital LLC
765,000	0.00%, 08/20/2051(7)	765,000
2,394,400	4.03%, 02/20/2048(1)	2,460,414
1,084,342	Store Master Funding LLC 3.96%, 10/20/2048(1)	1,128,906
1,180,000	Structured Agency Credit Risk Trust 2.19%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(2)	1,197,651
1,400,000	Toorak Mortgage Corp. 4.21%, 09/25/2022	1,406,970
1,370,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(3)	1,371,991
2,320,000	Tricon American Homes 4.88%, 07/17/2038(1)	2,472,471
3,325,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	3,354,498
293,366	VCAT LLC 2.29%, 12/26/2050(1)(3)	294,229
	Verus Securitization Trust
2,767,906	3.00%, 11/25/2059(1)(3)	2,817,961
1,700,000	3.20%, 10/25/2063(1)(4)	1,712,148
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	1,105,488
750,146	VOLT C LLC 1.99%, 05/25/2051(1)(3)	759,948
402,136	VOLT XCII LLC 1.89%, 02/27/2051(1)(3)	402,441
750,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(3)	748,550
2,130,365	VOLT XCV LLC 2.24%, 03/27/2051(1)(3)	2,161,160
1,199,518	VOLT XCVI LLC 2.12%, 03/27/2051(1)(3)	1,218,321
1,865,000	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,868,396
1,933,160	Wave LLC 3.60%, 09/15/2044(1)	1,936,675
2,000,000	Wells Fargo Commercial Mortgage Trust 3.07%, 08/15/2049(4)	1,942,508
	Wells Fargo N.A.
3,676,223	0.96%, 02/15/2052(4)(5)	215,630
10,299,836	1.03%, 04/15/2052(4)(5)	702,751
9,612,266	1.23%, 03/15/2063(4)(5)	826,383
1,825,000	Westlake Automobile Receivables Trust 2.33%, 08/17/2026(1)	1,831,203
	WF-RBS Commercial Mortgage Trust
9,652,766	1.26%, 03/15/2047(4)(5)	249,764
2,638,708	4.96%, 06/15/2044(1)(4)	2,631,824
		221,841,105
	Total Asset & Commercial Mortgage-Backed Securities (cost $263,694,881)	$ 265,866,074
CONVERTIBLE BONDS - 0.4%
	Italy - 0.2%
EUR 7,300,000	Telecom Italia S.p.A. 1.13%, 03/26/2022(8)	$ 8,685,600
	United States - 0.2%
$ 1,152,000	Ford Motor Co. 0.00%, 03/15/2026(1)(7)	1,232,640
580,000	NuVasive, Inc. 0.38%, 03/15/2025	560,425

281

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.4% - (continued)
	United States - 0.2% - (continued)
$ 550,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	$ 807,950
675,000	Shake Shack, Inc. 0.00%, 03/01/2028(1)(7)	626,063
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	4,486,675
		7,713,753
	Total Convertible Bonds (cost $16,125,139)	$ 16,399,353
CORPORATE BONDS - 14.9%
	Bermuda - 0.0%
655,000	Fly Leasing Ltd. 5.25%, 10/15/2024(9)	$ 659,094
	British Virgin Islands - 0.1%
3,180,000	Huarong Finance II Co., Ltd. 5.50%, 01/16/2025(8)	2,265,750
	Canada - 0.1%
	Bausch Health Cos., Inc.
875,000	5.00%, 02/15/2029(1)	821,406
2,961,000	6.13%, 04/15/2025(1)	3,022,071
535,000	goeasy Ltd. 4.38%, 05/01/2026(1)	551,719
		4,395,196
	Cayman Islands - 0.0%
440,000	Hawaiian Brand Intellect 5.75%, 01/20/2026(1)	461,226
	France - 0.8%
	Altice France S.A.
EUR 3,685,000	2.50%, 01/15/2025(1)	4,310,786
4,555,000	3.38%, 01/15/2028(1)	5,309,942
$ 1,425,000	5.13%, 01/15/2029(1)	1,435,688
EUR 1,635,000	5.88%, 02/01/2027(8)	2,048,616
1,024,000	CAB SELAS 3.38%, 02/01/2028(1)	1,225,348
16,000,000	Renault S.A. 1.00%, 04/18/2024(8)	19,019,318
		33,349,698
	Germany - 0.1%
4,021,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(1)	4,744,247
	Ireland - 0.1%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
$ 1,645,000	4.13%, 08/15/2026(1)	1,698,462
1,310,000	5.25%, 08/15/2027(1)	1,337,638
		3,036,100
	Jersey - 0.1%
	Adient Global Holdings Ltd.
EUR 1,605,000	3.50%, 08/15/2024(8)	1,950,386
$ 960,000	4.88%, 08/15/2026(1)	981,600
		2,931,986
	Luxembourg - 0.1%
EUR 2,075,000	Altice Financing S.A. 2.25%, 01/15/2025(1)	2,384,818
1,585,000	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(10)	1,932,851
		4,317,669
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.9% - (continued)
	Mexico - 0.0%
$ 1,860,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	$ 1,836,750
	Mult - 0.3%
1,375,000	American Airlines, Inc. 5.75%, 04/20/2029(1)	1,483,542
	Clarios Global L.P. / Clarios U.S. Finance Co.
EUR 6,876,000	4.38%, 05/15/2026(8)	8,425,984
1,115,000	4.38%, 05/15/2026(1)	1,366,343
$ 420,000	8.50%, 05/15/2027(1)	453,600
		11,729,469
	Netherlands - 0.9%
EUR 1,415,000	Diamond (BC) B.V. 5.63%, 08/15/2025(8)	1,703,621
2,235,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	2,656,146
$ 4,475,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	4,487,039
2,667,000	NXP B.V. / NXP Funding LLC 3.88%, 09/01/2022(1)	2,759,745
6,255,000	Petrobras Global Finance B.V. 5.50%, 06/10/2051	6,153,356
8,950,000	Siemens Financieringsmaatschappij N.V. 2.90%, 05/27/2022(1)	9,145,015
EUR 2,005,000	Titan Holdings II B.V. 5.13%, 07/15/2029(1)	2,420,528
	United Group B.V.
1,750,000	3.63%, 02/15/2028(8)	2,021,443
545,000	4.00%, 11/15/2027(1)	639,341
	Volkswagen International Finance N.V.
2,100,000	3.38%, 06/27/2024, (3.38% fixed rate until 06/27/2024; 1 mo. EURIBOR +2.970% thereafter)(8)(11)(12)	2,664,257
1,503,000	5.13%, 09/04/2023, (5.12% fixed rate until 09/04/2023; 1 mo. EURIBOR + 3.350% thereafter)(8)(11)(12)	1,956,983
		36,607,474
	Panama - 0.0%
	Carnival Corp.
$ 1,265,000	9.88%, 08/01/2027(1)	1,448,362
220,000	11.50%, 04/01/2023(1)	248,050
		1,696,412
	Qatar - 0.3%
12,035,000	Qatar Petroleum Industry 2.25%, 07/12/2031(1)	12,176,435
	Singapore - 0.0%
1,275,000	ABJA Investment Co. Pte Ltd. 5.45%, 01/24/2028(8)	1,349,970

282

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.9% - (continued)
	Switzerland - 0.7%
	Credit Suisse Group AG
$ 12,755,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(8)(11)(12)	$ 14,078,331
1,875,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(1)(11)(12)	2,069,531
11,590,000	UBS Group Funding Switzerland AG 7.13%, 08/10/2021, (7.12% fixed rate until 08/10/2021; 5 year USD Swap + 5.883% thereafter)(8)(11)(12)	11,601,127
		27,748,989
	United Kingdom - 0.2%
GBP 577,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(1)	800,025
$ 7,375,000	Sky Ltd. 3.13%, 11/26/2022(1)	7,643,826
		8,443,851
	United States - 11.1%
7,370,000	Abbott Laboratories 2.95%, 03/15/2025	7,928,641
	AbbVie, Inc.
6,995,000	2.15%, 11/19/2021	7,036,146
2,190,000	3.38%, 11/14/2021	2,209,472
610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	638,975
600,000	Acrisure LLC / Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	672,000
1,870,000	AerCap Global Aviation Trust 6.50%, 06/15/2045, (6.50% fixed rate until 06/15/2025; 3 mo. USD LIBOR + 4.300% thereafter)(1)(9)(11)	2,005,575
3,590,000	Alabama Power Co. 2.45%, 03/30/2022	3,637,924
	Ambience Merger Sub, Inc.
185,000	4.88%, 07/15/2028(1)(6)	185,694
195,000	7.13%, 07/15/2029(1)(6)	197,438
2,105,000	AMC Networks, Inc. 4.25%, 02/15/2029	2,105,000
	American Tower Corp.
4,315,000	2.40%, 03/15/2025	4,516,737
770,000	2.95%, 01/15/2025	820,099
1,000,000	4.00%, 06/01/2025	1,100,744
1,085,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,133,825
	Apache Corp.
1,370,000	4.38%, 10/15/2028	1,451,419
2,060,000	4.63%, 11/15/2025	2,214,500
	APX Group, Inc.
1,275,000	5.75%, 07/15/2029(1)	1,280,125
2,160,000	7.63%, 09/01/2023	2,209,464
	AT&T, Inc.
EUR 2,535,000	1.45%, 06/01/2022	3,038,146
2,714,000	2.65%, 12/17/2021	3,231,393
$ 3,015,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,173,287
	Ball Corp.
EUR 805,000	0.88%, 03/15/2024	964,633
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.9% - (continued)
	United States - 11.1% - (continued)
EUR 1,585,000	1.50%, 03/15/2027	$ 1,914,282
$ 455,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(10)	457,380
	Becton Dickinson and Co.
4,051,000	2.89%, 06/06/2022	4,131,592
3,775,000	3.73%, 12/15/2024	4,108,580
1,720,000	Berry Global, Inc. 4.88%, 07/15/2026(1)	1,814,600
595,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.13%, 04/15/2029(1)	611,363
18,525,000	Boeing Co. 4.51%, 05/01/2023	19,683,835
425,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	432,221
	Brighthouse Financial Global Funding
3,225,000	0.81%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	3,258,179
945,000	1.00%, 04/12/2024(1)	951,546
8,115,000	Broadcom, Inc. 3.42%, 04/15/2033(1)	8,645,788
	Buckeye Partners L.P.
900,000	4.13%, 03/01/2025(1)	929,025
895,000	4.50%, 03/01/2028(1)	908,425
267,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	269,178
1,810,000	Centene Corp. 4.63%, 12/15/2029	1,983,669
3,375,000	CenterPoint Energy, Inc. 2.50%, 09/01/2022	3,447,110
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,756,000	4.50%, 02/01/2024	5,174,738
9,300,000	4.91%, 07/23/2025	10,554,735
	CHS/Community Health Systems, Inc.
120,000	4.75%, 02/15/2031(1)	121,800
1,035,000	5.63%, 03/15/2027(1)	1,095,806
2,645,000	6.63%, 02/15/2025(1)	2,773,944
8,460,000	Cigna Corp. 4.13%, 11/15/2025	9,515,681
	Cinemark USA, Inc.
2,675,000	5.25%, 07/15/2028(1)	2,514,500
590,000	5.88%, 03/15/2026(1)	581,150
	Continental Resources, Inc.
730,000	4.38%, 01/15/2028(9)	808,475
785,000	4.90%, 06/01/2044(9)	905,800
570,000	5.75%, 01/15/2031(1)	687,021
670,000	Cornerstone Building Brands, Inc. 6.13%, 01/15/2029(1)	713,550
3,300,000	Crown Castle International Corp. 3.20%, 09/01/2024	3,523,350
578,000	CVS Health Corp. 3.70%, 03/09/2023	607,229
	Discovery Communications LLC
4,185,000	2.95%, 03/20/2023	4,342,972
1,750,000	3.80%, 03/13/2024	1,879,333
	Dominion Energy, Inc.
4,970,000	2.45%, 01/15/2023(1)	5,112,867
3,725,000	2.72%, 08/15/2021(3)	3,726,602
4,365,000	3.30%, 03/15/2025	4,737,513
4,132,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	4,237,779
395,000	Dun & Bradstreet Corp. 10.25%, 02/15/2027(1)	431,032

283

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.9% - (continued)
	United States - 11.1% - (continued)
$ 5,150,000	Eli Lilly & Co. 2.35%, 05/15/2022	$ 5,238,078
2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,233,860
	EQM Midstream Partners L.P.
925,000	4.50%, 01/15/2029(1)	936,128
705,000	4.75%, 01/15/2031(1)	717,337
1,135,000	6.00%, 07/01/2025(1)	1,236,106
930,000	6.50%, 07/15/2048	1,021,752
	EQT Corp.
690,000	3.13%, 05/15/2026(1)	709,803
930,000	3.90%, 10/01/2027	1,007,887
	ERAC USA Finance LLC
937,000	2.60%, 12/01/2021(1)	941,969
1,550,000	3.30%, 10/15/2022(1)	1,602,634
2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,565,360
965,000	FelCor Lodging L.P. 6.00%, 06/01/2025	986,712
EUR 23,275,000	Fidelity National Information Services, Inc. 0.63%, 12/03/2025	28,410,645
$ 1,950,000	Fiserv, Inc. 2.75%, 07/01/2024	2,064,387
6,575,000	Ford Motor Co. 8.50%, 04/21/2023	7,299,762
	Ford Motor Credit Co. LLC
3,928,000	2.98%, 08/03/2022	3,977,100
500,000	3.09%, 01/09/2023	508,905
399,000	4.06%, 11/01/2024	422,878
6,950,000	4.14%, 02/15/2023	7,202,285
2,585,000	5.13%, 06/16/2025	2,846,731
501,000	5.58%, 03/18/2024	545,990
7,325,000	Fox Corp. 3.05%, 04/07/2025	7,862,857
	Freedom Mortgage Corp.
1,150,000	7.63%, 05/01/2026(1)	1,180,187
700,000	8.13%, 11/15/2024(1)	715,750
1,565,000	8.25%, 04/15/2025(1)	1,623,687
2,732,000	Frontier Communications Corp. 5.88%, 11/01/2029	2,793,470
10,590,000	General Motors Co. 5.40%, 10/02/2023	11,614,928
	Genworth Holdings, Inc.
660,000	4.80%, 02/15/2024(9)	656,700
1,050,000	4.90%, 08/15/2023	1,055,250
	Global Payments, Inc.
1,495,000	2.65%, 02/15/2025	1,576,133
825,000	3.75%, 06/01/2023	866,890
2,975,000	4.00%, 06/01/2023	3,143,613
	HCA, Inc.
3,725,000	5.38%, 02/01/2025	4,221,915
1,215,000	7.50%, 11/15/2095	1,801,237
4,180,000	Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	4,512,721
2,025,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	2,112,460
3,275,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	3,022,334
EUR 2,015,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	2,418,847
	L Brands, Inc.
$ 15,000	5.25%, 02/01/2028	16,875
1,095,000	6.63%, 10/01/2030(1)	1,259,250
1,255,000	Lithia Motors, Inc. 5.25%, 08/01/2025(1)	1,287,944
740,000	Lumen Technologies, Inc. 5.38%, 06/15/2029(1)	758,500
	Macy's Retail Holdings LLC
26,000	2.88%, 02/15/2023	26,163
255,000	3.63%, 06/01/2024(9)	261,375
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.9% - (continued)
	United States - 11.1% - (continued)
$ 175,000	4.30%, 02/15/2043	$ 143,500
80,000	4.50%, 12/15/2034	74,000
40,000	5.13%, 01/15/2042	36,520
1,208,000	5.88%, 04/01/2029(1)(9)	1,274,259
750,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	730,312
	McDonald's Corp.
6,700,000	0.56%, 10/28/2021, 3 mo. USD LIBOR + 0.430%(2)	6,706,715
5,875,000	3.30%, 07/01/2025	6,392,175
1,205,000	Meritor, Inc. 4.50%, 12/15/2028(1)	1,233,558
	Michaels Cos., Inc.
1,595,000	5.25%, 05/01/2028(1)	1,650,825
565,000	7.88%, 05/01/2029(1)	586,188
765,000	MicroStrategy, Inc. 6.13%, 06/15/2028(1)(9)	767,869
1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	2,068,585
4,500,000	Netflix, Inc. 5.88%, 02/15/2025	5,181,390
12,956,000	NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	13,803,931
2,680,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	2,700,087
710,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.13%, 04/01/2026(1)	757,911
	Novelis Corp.
780,000	3.25%, 11/15/2026(1)(6)	791,700
800,000	3.88%, 08/15/2031(1)(6)	808,192
	Occidental Petroleum Corp.
750,000	3.20%, 08/15/2026	744,375
1,100,000	3.40%, 04/15/2026	1,110,945
2,848,000	4.20%, 03/15/2048	2,726,960
510,000	5.50%, 12/01/2025	561,000
545,000	6.13%, 01/01/2031	643,836
3,500,000	Oracle Corp. 1.90%, 09/15/2021	3,504,468
	Ovintiv Exploration, Inc.
685,000	5.38%, 01/01/2026	773,022
1,285,000	5.63%, 07/01/2024	1,422,696
2,500,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	2,587,500
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,000,000	2.70%, 03/14/2023(1)	1,032,574
4,815,000	3.38%, 02/01/2022(1)	4,862,550
2,225,000	3.45%, 07/01/2024(1)	2,384,667
1,083,000	3.90%, 02/01/2024(1)	1,162,667
1,625,000	4.25%, 01/17/2023(1)	1,710,392
6,865,000	PepsiCo, Inc. 2.25%, 03/19/2025	7,240,756
	Performance Food Group, Inc.
1,805,000	4.25%, 08/01/2029(1)	1,831,519
1,375,000	5.50%, 10/15/2027(1)	1,432,301
	PetSmart, Inc.
250,000	4.75%, 02/15/2028(1)	259,575
250,000	7.75%, 02/15/2029(1)	274,013
650,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	710,125
2,230,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	2,422,337
450,000	Range Resources Corp. 8.25%, 01/15/2029(1)	498,159
2,400,000	Southern Co. 2.95%, 07/01/2023	2,503,931
2,980,000	Sprint Communications, Inc. 6.00%, 11/15/2022	3,154,419

284

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.9% - (continued)
	United States - 11.1% - (continued)
	Sprint Corp.
$ 11,405,000	7.25%, 09/15/2021	$ 11,479,132
17,650,000	7.88%, 09/15/2023	19,972,034
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3,431,250	4.74%, 03/20/2025(1)	3,669,962
4,660,000	5.15%, 09/20/2029(1)	5,393,950
	Staples, Inc.
2,950,000	7.50%, 04/15/2026(1)	2,994,250
725,000	10.75%, 04/15/2027(1)	703,250
670,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	679,212
2,010,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,994,925
5,600,000	T-Mobile USA, Inc. 2.25%, 02/15/2026	5,663,000
950,000	TransDigm, Inc. 5.50%, 11/15/2027	980,875
700,000	United Wholesale Mortgage LLC 5.50%, 11/15/2025(1)	718,760
	Venture Global Calcasieu Pass LLC
470,000	3.88%, 08/15/2029(1)(6)	480,575
750,000	4.13%, 08/15/2031(1)(6)	776,250
6,200,000	Verizon Communications, Inc. 3.38%, 02/15/2025	6,742,835
22,985,000	Volkswagen Group of America Finance LLC 2.90%, 05/13/2022(1)	23,432,533
725,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	746,750
865,000	Xerox Corp. 4.07%, 03/17/2022	877,975
		475,178,054
	Total Corporate Bonds (cost $606,704,790)	$ 632,928,370
FOREIGN GOVERNMENT OBLIGATIONS - 60.9%
	Argentina - 0.0%
	Argentine Republic Government International Bond
850,000	1.13%, 07/09/2035(3)	$ 275,400
850,000	2.50%, 07/09/2041(3)	317,518
		592,918
	Australia - 3.6%
	Australia Government Bond
AUD 39,866,000	1.75%, 06/21/2051(8)	27,320,354
43,898,000	2.75%, 05/21/2041(8)	36,933,575
27,315,000	3.00%, 03/21/2047(8)	23,993,217
73,792,000	4.75%, 04/21/2027(8)	66,552,408
		154,799,554
	Azerbaijan - 0.1%
$ 4,150,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(8)	4,488,723
	Brazil - 0.3%
12,850,000	Brazilian Government International Bond 3.75%, 09/12/2031	12,702,225
	Canada - 14.2%
CAD 51,125,000	Canada Housing Trust No. 1 1.95%, 12/15/2025(1)	42,681,589
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.9% - (continued)
	Canada - 14.2% - (continued)
	Canadian Government Bond
CAD 52,112,000	0.25%, 02/01/2023	$ 41,724,561
102,523,000	0.25%, 04/01/2024	81,534,629
171,525,000	1.25%, 03/01/2025	140,231,174
115,002,000	2.00%, 09/01/2023	95,123,044
9,203,000	2.00%, 12/01/2051	7,787,194
187,086,000	2.25%, 03/01/2024	156,607,447
49,801,000	Province of Ontario Canada 2.65%, 02/05/2025	42,368,971
		608,058,609
	Chile - 0.2%
$ 8,475,000	Chile Government International Bond 2.55%, 07/27/2033	8,601,362
	China - 5.0%
	China Development Bank
CNY 187,590,000	3.09%, 06/18/2030	28,545,909
487,610,000	3.34%, 07/14/2025	76,681,659
670,780,000	3.70%, 10/20/2030	107,074,183
		212,301,751
	Colombia - 0.2%
	Colombia Government International Bond
$ 5,711,000	3.00%, 01/30/2030	5,606,146
4,260,000	5.00%, 06/15/2045	4,452,083
		10,058,229
	Croatia - 0.3%
EUR 8,615,000	Croatia Government International Bond 1.13%, 06/19/2029(8)	10,589,916
	Hungary - 0.1%
4,800,000	Hungary Government International Bond 1.50%, 11/17/2050(8)	5,400,757
	Japan - 13.6%
	Japan Treasury Discount Bill
JPY 9,161,050,000	(0.11%), 08/30/2021(7)	83,512,635
12,489,150,000	(0.11%), 10/25/2021(7)	113,870,982
21,077,200,000	(0.10%), 09/27/2021(7)	192,156,636
20,852,000,000	(0.10%), 10/11/2021(7)	190,111,667
		579,651,920
	Mexico - 0.2%
$ 7,155,000	Mexico Government International Bond 4.28%, 08/14/2041	7,564,194
	New Zealand - 0.6%
	Housing New Zealand Ltd.
NZD 8,200,000	1.53%, 09/10/2035(8)	5,081,499
26,240,000	3.36%, 06/12/2025(8)	19,582,021
		24,663,520
	Norway - 7.4%
	Norway Government Bond
NOK 117,942,000	1.38%, 08/19/2030(8)	13,596,221
659,109,000	1.50%, 02/19/2026(8)	76,446,572
667,530,000	1.75%, 09/06/2029(8)	79,202,201
1,237,584,000	3.00%, 03/14/2024(8)	148,219,271
		317,464,265

285

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.9% - (continued)
	Romania - 0.3%
	Romanian Government International Bond
EUR 6,235,000	1.38%, 12/02/2029(1)	$ 7,339,462
5,570,000	2.00%, 04/14/2033(1)	6,524,817
		13,864,279
	Saudi Arabia - 0.3%
$ 11,325,000	Saudi Government International Bond 2.25%, 02/02/2033(1)	11,114,468
	Serbia - 0.2%
EUR 6,075,000	Serbia International Bond 1.65%, 03/03/2033(1)	7,083,812
	South Korea - 8.0%
	Korea Treasury Bond
KRW 115,821,760,000	1.25%, 03/10/2026	98,878,082
94,542,680,000	1.38%, 09/10/2024	81,874,574
68,977,340,000	1.50%, 03/10/2025	59,817,577
115,298,380,000	2.25%, 06/10/2025	102,641,001
		343,211,234
	Supranational - 2.5%
EUR 88,353,000	European Union 0.00%, 03/04/2026(7)(8)	107,568,522
	Sweden - 3.4%
SEK 1,126,450,000	Kommuninvest I Sverige AB 1.00%, 11/13/2023(8)	133,858,316
83,830,000	Sweden Government Bond 0.50%, 11/24/2045	9,412,908
		143,271,224
	United Kingdom - 0.4%
GBP 13,030,000	United Kingdom Gilt 0.63%, 10/22/2050(8)	16,414,463
	Total Foreign Government Obligations (cost $2,529,811,003)	$ 2,599,465,945
SENIOR FLOATING RATE INTERESTS - 3.4%(13)
	Canada - 0.1%
$ 1,410,000	Air Canada 0.00%, 07/28/2028, 1 mo. USD LIBOR + 3.500%(14)	$ 1,412,355
805,000	Great Canadian Gaming Corp. 0.00%, 11/01/2026, 1 mo. USD LIBOR + 4.000%(14)	804,501
		2,216,856
	Cayman Islands - 0.0%
1,010,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	1,037,017
EUR 302,553	Diamond (BC) B.V. 3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	357,109
		1,394,126
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.4%(13) - (continued)
	Denmark - 0.1%
$ 1,225,000	Birkenstock GmbH & Co. KG 4.25%, 04/27/2028, 1 mo. USD LIBOR + 3.750%	$ 1,221,423
1,444,115	Vertical Midco GmbH 4.40%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	1,440,273
		2,661,696
	France - 0.0%
1,969,323	Numericable Group S.A. 2.88%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	1,916,801
	Ireland - 0.1%
EUR 2,325,000	Virgin Media Ireland Ltd. 0.00%, 06/17/2029, 1 mo. USD LIBOR + 1.000%(14)	2,738,586
	Luxembourg - 0.0%
$ 1,007,475	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	1,007,475
	Sweden - 0.1%
	Anticimex International AB
EUR 890,000	0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.750%(14)	1,054,178
$ 590,000	0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(14)	587,788
EUR 2,485,000	Verisure Holding AB 3.50%, 07/20/2026, 6 mo. EURIBOR + 4.000%	2,928,286
		4,570,252
	United Kingdom - 0.4%
1,230,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	1,457,526
	Crown Finance U.S., Inc.
$ 111,466	3.50%, 05/23/2024, 1 mo. USD LIBOR + 7.000%(14)	117,596
2,567,018	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	2,069,068
	Froneri International Ltd.
722,700	2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	709,149
EUR 1,645,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	1,908,899
585,000	LGC Group Holdings Ltd. 3.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	682,284
$ 2,722,603	Loire Finco Luxembourg S.a.r.l. 3.09%, 04/21/2027, 1 mo. USD LIBOR + 3.000%	2,667,007
EUR 2,715,000	Lorca Finco plc 4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	3,223,341
3,505,000	Verisure Holding AB 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	4,132,234
		16,967,104
	United States - 2.6%
$ 3,350,000	ACProducts, Inc. 4.75%, 05/05/2028, 1 mo. USD LIBOR + 4.250%	3,325,411

286

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.4%(13) - (continued)
	United States - 2.6% - (continued)
$ 977,625	Acrisure LLC 3.61%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	$ 959,295
2,240,000	APX Group, Inc. 0.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(14)	2,222,080
	Asurion LLC
4,010,000	0.00%, 01/20/2029, 1 mo. USD LIBOR + 5.250%(14)	3,986,181
1,649,385	3.22%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,631,176
240,931	3.34%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	236,300
1,925,175	3.34%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	1,889,887
2,215,000	5.34%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	2,202,352
	Blackhawk Network Holdings, Inc.
2,905,150	3.09%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	2,862,096
600,000	7.13%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	594,000
6,427,969	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	6,300,117
2,810,368	Caesars Resort Collection LLC 2.84%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	2,776,587
1,153,926	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	1,152,841
1,620,938	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	1,612,671
1,736,247	CSC Holdings LLC 2.59%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,711,436
	DCert Buyer, Inc.
2,825,693	4.09%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,819,420
985,000	7.09%, 02/16/2029, 1 mo. USD LIBOR + 7.000%	992,387
2,926,325	Diamond (BC) B.V. 3.09%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	2,899,666
3,804,903	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	3,771,001
1,045,000	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	1,024,424
2,850,973	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	2,840,795
3,922,403	EVO Payments International LLC 3.35%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	3,904,439
1,006,263	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	989,418
2,841,480	Flex Acquisition Co., Inc. 3.39%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	2,798,204
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.4%(13) - (continued)
	United States - 2.6% - (continued)
$ 1,850,362	Frontier Communications Corp. 4.50%, 01/05/2028, 1 mo. USD LIBOR + 3.750%	$ 1,846,902
3,597,812	Golden Entertainment, Inc. 3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	3,576,837
1,299,999	Hertz Corp. 0.00%, 06/14/2028, 1 mo. USD LIBOR + 3.500%(14)	1,291,601
2,907,513	Hub International Ltd. 2.88%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	2,862,854
2,674,464	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	2,673,340
1,288,525	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	1,283,229
	LBM Acquisition LLC
2,164,017	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(14)(15)	2,134,579
1,319,769	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	1,306,572
1,016,155	Lower Cadence Holdings LLC 4.09%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	1,014,712
2,455,000	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%	2,446,407
5,204,971	MH Sub LLC 3.59%, 09/13/2024, 3 mo. USD LIBOR + 3.500%	5,166,506
139,300	MI Windows and Doors LLC 4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	139,196
1,210,000	Panther Commercial Holdings L.P. 5.00%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	1,209,395
1,301,738	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	1,294,213
	Polaris Newco LLC
EUR 1,045,000	4.00%, 06/02/2028, 1 mo. EURIBOR + 4.000%	1,237,375
$ 2,825,000	4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	2,821,469
1,975,421	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	1,982,512
2,300,000	Proofpoint, Inc. 0.00%, 06/09/2028, 1 mo. USD LIBOR + 3.250%(14)	2,275,850
2,005,000	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	1,991,466
701,006	Reynolds Group Holdings, Inc. 2.84%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	698,377
1,389,231	Scientific Games International, Inc. 2.84%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	1,367,045
1,915,000	Shutterfly, Inc. 0.00%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(14)(15)	1,914,406
1,045,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,102,768

287

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.4%(13) - (continued)
	United States - 2.6% - (continued)
$ 2,485,000	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%	$ 2,465,841
3,664,462	Staples, Inc. 5.18%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	3,549,948
2,505,000	Tecta America Corp. 5.00%, 04/01/2028, 1 mo. USD LIBOR + 4.250%	2,501,869
3,652,687	USI, Inc. 3.15%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,611,010
1,390,000	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	1,385,663
		112,654,126
	Total Senior Floating Rate Interests (cost $145,969,156)	$ 146,127,022
U.S. GOVERNMENT AGENCIES - 1.0%
	United States - 1.0%
	FHLMC - 0.8%
283	1.03%, 10/25/2030(4)(5)	$ 23
136	1.33%, 06/25/2030(4)(5)	14
1,255	1.35%, 01/25/2030(4)(5)	128
33	1.39%, 06/25/2030(4)(5)	4
400	1.43%, 05/25/2030(4)(5)	45
2,528,585	1.49%, 02/25/2049, 1 mo. USD LIBOR + 1.400%(1)(2)	2,543,543
555	1.51%, 02/25/2035(4)(5)	90
817	1.52%, 03/25/2053(4)(5)	93
622	1.59%, 01/25/2030(4)(5)	75
14,895,000	1.66%, 07/25/2041(4)(5)	430,824
176	1.69%, 03/25/2030(4)(5)	23
185	1.70%, 04/25/2030(4)(5)	24
3,690,853	1.72%, 09/25/2041(4)(5)	122,554
2,709,712	1.77%, 01/25/2048(4)(5)	227,919
1,730,000	1.85%, 01/25/2051, 3 mo. USD SOFR + 1.800%(1)(2)	1,735,272
5,047,170	1.87%, 11/25/2047(4)(5)	659,781
765,000	1.90%, 07/25/2041, 3 mo. USD SOFR + 1.800%(1)(2)	765,747
6,240,000	1.92%, 03/25/2048(4)(5)	881,112
2,067,395	1.94%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	2,074,131
5,823,080	1.95%, 10/25/2047(4)(5)	796,609
1,479,915	2.02%, 09/25/2046(4)(5)	210,162
1,410,000	2.05%, 12/25/2050, 3 mo. USD SOFR + 2.000%(1)(2)	1,425,139
221,002	2.05%, 01/25/2051, 3 mo. USD SOFR + 2.000%(1)(2)	222,748
2,075,000	2.10%, 08/25/2047(4)(5)	303,232
7,245,592	2.11%, 06/25/2044(4)(5)	677,585
1,018,243	2.14%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,028,667
6,087,872	2.21%, 01/25/2042(4)(5)	319,994
1,465,000	2.24%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(1)(2)	1,463,187
3,742,315	2.31%, 12/25/2045(4)(5)	543,220
1,070,000	2.32%, 01/25/2046(4)(5)	160,418
2,322,588	2.39%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	2,343,073
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.0% - (continued)
	United States - 1.0% - (continued)
	FHLMC - 0.8% - (continued)
$ 569,842	2.54%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(2)	$ 566,278
1,092,419	2.54%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	1,107,545
1,038,099	2.60%, 04/25/2028(4)(5)	160,545
1,591,756	2.65%, 03/25/2049(4)(5)	339,900
1,671,418	2.74%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,693,937
775,000	2.79%, 04/25/2031(4)(5)	171,713
5,914,954	3.00%, 05/15/2034(5)	460,300
2,570,000	3.04%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(1)(2)	2,579,359
2,712,759	3.50%, 01/15/2033(5)	306,304
1,311,271	3.50%, 05/15/2036(5)	166,784
1,820,960	3.82%, 02/25/2041(4)(5)	24,128
391,682	4.34%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	401,927
1,095,000	4.44%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	1,147,512
2,775,000	4.84%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	2,965,972
972,935	5.00%, 09/15/2036(5)	173,689
620,526	5.00%, 02/15/2048(5)	121,529
		31,322,858
	FNMA - 0.1%
3,664,705	3.00%, 01/25/2028(5)	239,830
3,176,193	3.50%, 04/25/2028(5)	223,769
2,522,357	4.00%, 01/25/2028(5)	192,998
1,020,732	4.00%, 04/25/2032(5)	113,786
2,639,032	4.50%, 03/25/2048(5)	482,857
3,349,553	4.50%, 05/25/2049(5)	474,493
1,857,773	5.50%, 09/25/2044(5)	376,980
824,043	5.50%, 06/25/2048(5)	156,883
2,765,247	6.50%, 03/25/2045(5)	690,000
		2,951,596
	GNMA - 0.1%
2,857,431	3.50%, 10/20/2029(5)	247,170
2,612,485	3.50%, 01/20/2030(5)	235,098
2,902,275	3.50%, 11/20/2031(5)	241,549
722,114	4.00%, 01/16/2046(5)	143,690
3,714,481	4.50%, 12/16/2039(5)	557,120
209,746	4.50%, 04/20/2045(5)	31,060
3,352,288	4.50%, 08/20/2045(5)	629,697
1,119,888	5.00%, 05/16/2044(5)	174,030
333,262	5.00%, 07/16/2044(5)	61,290
1,023,917	5.00%, 12/16/2045(5)	167,287
1,687,740	5.00%, 07/16/2047(5)	302,685
821,343	5.00%, 09/20/2047(5)	143,769
886,934	5.00%, 11/16/2047(5)	156,210
1,830,055	5.00%, 06/20/2048(5)	282,128
3,466,960	5.50%, 11/16/2046(5)	708,008
721,465	5.50%, 02/20/2047(5)	119,053
1,216,111	5.86%, 07/20/2039(4)(5)	162,212
1,462,429	6.00%, 09/20/2045(5)	271,085
		4,633,141

288

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.0% - (continued)
	United States - 1.0% - (continued)
	SLC Student Loan Trust - 0.0%
$ 688,117	SLC Student Loan Trust 1.02%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	$ 677,498
		677,498
	SLM Student Loan Trust - 0.0%
1,354,014	SLM Student Loan Trust 0.88%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	1,338,074
		1,338,074
	Total U.S. Government Agencies (cost $43,091,239)	$ 40,923,167
U.S. GOVERNMENT SECURITIES - 4.2%
	United States - 4.2%
	U.S. Treasury Bonds - 1.7%
50,986,000	0.00%, 11/15/2050(7)	$ 28,720,676
17,332,000	2.25%, 08/15/2049(16)	18,629,869
18,461,000	3.00%, 02/15/2047	22,676,742
		70,027,287
	U.S. Treasury Notes - 2.5%
39,617,000	1.75%, 04/30/2022	40,109,118
62,936,000	2.25%, 02/15/2027(16)(17)(18)	67,916,794
		108,025,912
	Total U.S. Government Securities (cost $174,948,055)	$ 178,053,199
COMMON STOCKS - 0.0%
	United States - 0.0%
5,754	Caesars Entertainment, Inc.*	$ 502,669
2,269	Foresight Energy LLC	20,421
	Total Common Stocks (cost $259,210)	$ 523,090
ESCROWS - 0.0%
	United States - 0.0%
615,000	Scripps Escrow, Inc. Expires 01/15/2029(1)	$ 615,234
	Total Escrows (cost $616,914)	$ 615,234
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.0%
	United States - 0.0%
1,534	GMAC Capital Trust Series 2, 5.94%(2)(9)		$ 40,850
	Total Preferred Stocks (cost $39,961)		$ 40,850
	Total Long-Term Investments (cost $3,781,260,348)		$ 3,880,942,304
SHORT-TERM INVESTMENTS - 5.6%
	Repurchase Agreements - 5.5%
236,647,923	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $236,648,317; collateralized by U.S. Treasury Bond at 2.750%, maturing 08/15/2042, with a market value of $54,958,628; collateralized by U.S. Treasury Bond at 3.125%, maturing 11/15/2041, with a market value of $61,486,740; collateralized by U.S. Treasury Bond at 4.375%, maturing 05/15/2041, with a market value $124,935,522		$ 236,647,923
	Securities Lending Collateral - 0.1%
806,478	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(19)		806,478
2,250,639	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(19)		2,250,639
270,093	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(19)		270,093
			3,327,210
	Total Short-Term Investments (cost $239,975,133)		$ 239,975,133
	Total Investments (cost $4,021,235,481)	96.6%	$ 4,120,917,437
	Other Assets and Liabilities	3.4%	146,848,423
	Total Net Assets	100.0%	$ 4,267,765,860
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

289

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $545,982,597, representing 12.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,490,626 at July 31, 2021.
(7)	Security is a zero-coupon bond.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $853,019,422, representing 20.0% of net assets.
(9)	Represents entire or partial securities on loan.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(12)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2021.
(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2021, the aggregate value of the unfunded commitment was $4,048,985, which rounds to 0.1% of total net assets.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2021, the market value of securities pledged was $872,876.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2021, the market value of securities pledged was $31,996,519.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2021, the market value of securities pledged was $16,510,851.
(19)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
3-Month Bank Bill Future	1,498	09/08/2022	$ 1,098,738,603	$ 255,135
3-Month Bank Bill Future	751	12/08/2022	550,686,955	243,093
Bank Accept Future	1,566	12/19/2022	310,429,124	198,834
3-Month Sterling Future	2,140	12/21/2022	370,096,250	34,282
U.S. Treasury 10-Year Note Future	329	09/21/2021	44,235,078	(26,305)
U.S. Treasury 10-Year Ultra Future	26	09/21/2021	3,906,500	76,476
U.S. Treasury Ultra Bond Future	255	09/21/2021	50,880,469	(60,795)
Total				$ 720,720
Short position contracts:
Australian 10-Year Bond Future	198	09/15/2021	$ 21,126,615	$ (672,392)
Canadian Government 5-Year Bond Future	53	09/20/2021	5,333,985	(44,677)
Canadian Government 10-Year Bond Future	2	09/20/2021	237,272	333
Euro-BOBL Future	1,151	09/08/2021	184,816,908	(1,521,927)
290

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Futures Contracts Outstanding at July 31, 2021 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Euro-BUND Future	89	09/08/2021	$ 18,641,590	$ (505,769)
Euro-BUXL 30-Year Bond Future	9	09/08/2021	2,295,820	(112,917)
Euro-OAT Future	348	09/08/2021	66,909,025	(1,419,556)
Euro-Schatz Future	198	09/08/2021	26,389,650	(46,010)
Long Gilt Future	1,191	09/28/2021	214,866,185	(1,798,588)
U.S. Treasury 2-Year Note Future	1,440	09/30/2021	317,745,000	(416,014)
U.S. Treasury 5-Year Note Future	1,486	09/30/2021	184,925,735	(388,139)
U.S. Treasury Long Bond Future	110	09/21/2021	18,119,062	(840,592)
Total				$ (7,766,248)
Total futures contracts				$ (7,045,528)

OTC Credit Default Swap Contracts Outstanding at July 31, 2021
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.12	MSC	USD	1,290,000	(3.00%)	08/17/2061	Monthly	$ 88,467	$ —	$ 52,185	$ (36,282)
CMBX.NA.BBB-.12	CBK	USD	2,110,000	(3.00%)	08/17/2061	Monthly	143,870	—	85,357	(58,513)
CMBX.NA.BBB-.13	MSC	USD	3,250,000	(3.00%)	12/16/2072	Monthly	244,145	—	138,283	(105,862)
Total OTC credit default swap contracts							$ 476,482	$ —	$ 275,825	$ (200,657)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2021
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	3 Mo. CNY CNRR	2.88% Fixed	CNY	24,947,000	09/15/2026	Quarterly	$ 879	$ —	$ 63,542	$ 62,663
BOA	3 Mo. KRW KSDA	1.58% Fixed	KRW	42,198,356,000	09/15/2026	Quarterly	—	—	132,504	132,504
JPM	3 Mo. CNY CNRR	2.86% Fixed	CNY	199,394,000	09/15/2026	Quarterly	—	—	478,952	478,952
JPM	3 Mo. CNY CNRR	2.86% Fixed	CNY	81,991,000	09/15/2026	Quarterly	—	—	196,946	196,946
JPM	3 Mo. KRW KSDA	1.60% Fixed	KRW	26,505,038,000	09/15/2031	Quarterly	—	—	61,549	61,549
MSC	12 Mo. EUR EURIBOR	0.25% Fixed	EUR	34,946,000	09/20/2025	Annual	—	(2,949)	(122,488)	(119,539)
MSC	3 Mo. KRW KSDA	1.49% Fixed	KRW	8,163,533,000	09/15/2026	Quarterly	—	—	(5,058)	(5,058)
MSC	3 Mo. KRW KSDA	1.49% Fixed	KRW	21,034,256,000	09/15/2026	Quarterly	—	—	(13,032)	(13,032)
MSC	3 Mo. KRW KSDA	1.50% Fixed	KRW	16,475,247,000	09/15/2026	Quarterly	—	—	(3,157)	(3,157)
MSC	3 Mo. KRW KSDA	1.50% Fixed	KRW	40,923,093,000	09/15/2026	Quarterly	—	—	(7,841)	(7,841)
MSC	3 Mo. KRW KSDA	1.52% Fixed	KRW	37,431,934,000	09/15/2026	Quarterly	—	—	20,861	20,861
MSC	3 Mo. KRW KSDA	1.52% Fixed	KRW	15,071,259,000	09/15/2026	Quarterly	—	—	8,400	8,400
MSC	3 Mo. KRW KSDA	1.52% Fixed	KRW	10,884,710,000	09/15/2026	Quarterly	—	—	8,395	8,395
MSC	3 Mo. KRW KSDA	1.56% Fixed	KRW	9,189,555,000	09/15/2026	Quarterly	—	—	21,049	21,049
MSC	6 Mo. EUR EURIBOR	0.28% Fixed	EUR	105,166,000	06/21/2025	Annual	—	(4,081)	(150,947)	(146,866)
Total OTC interest rate swap contracts							$ 879	$ (7,030)	$ 689,675	$ 695,826

291

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2021
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.36.V1	USD	10,900,000	(5.00%)	06/20/2026	Quarterly	$ (969,909)	$ (1,074,592)	$ (104,683)
ITRAXX.XOVER.35.V1	EUR	10,650,000	(5.00%)	06/20/2026	Quarterly	(1,444,083)	(1,596,167)	(152,084)
ITRAXX-FINSUBS.35.V1	EUR	39,525,000	(1.00%)	06/20/2026	Quarterly	307,884	14,842	(293,042)
Total						$ (2,106,108)	$ (2,655,917)	$ (549,809)
Sell protection:
ITRAXX-FINSENS.35.V1	EUR	70,325,000	1.00%	06/20/2026	Quarterly	$ 1,603,793	$ 1,971,025	$ 367,232
Credit default swaps on single-name issues:
Buy protection:
Bouygues S.A.	EUR	12,125,000	(1.00%)	06/20/2026	Quarterly	$ (420,499)	$ (470,470)	$ (49,971)
Dillard's, Inc.	USD	3,670,000	(5.00%)	12/20/2024	Quarterly	(377,830)	(532,113)	(154,283)
Kohl’s Corp.	USD	4,080,000	(1.00%)	12/20/2024	Quarterly	60,546	(27,195)	(87,741)
Renault S.A.	EUR	14,790,000	(1.00%)	06/20/2025	Quarterly	1,374,982	415,682	(959,300)
Total						$ 637,199	$ (614,096)	$ (1,251,295)
Sell protection:
Virgin Media Finance plc (B)	EUR	12,350,000	5.00%	12/20/2025	Quarterly	$ 1,309,498	$ 1,769,637	$ 460,139
Total						$ 1,946,697	$ 1,155,541	$ (791,156)
Total centrally cleared credit default swap contracts						$ 1,444,382	$ 470,649	$ (973,733)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. EUR EURIBOR	0.41% Fixed	EUR	41,360,000	09/16/2031	Annual	$ 50,973	$ —	$ 694,114	$ 643,141
12 Mo. SONIA	0.63% Fixed	GBP	171,313,000	09/20/2024	Annual	181,275	—	300,314	119,039
12 Mo. SONIA	0.59% Fixed	GBP	62,812,000	06/21/2025	Annual	180	—	128,239	128,059
12 Mo. SONIA	0.63% Fixed	GBP	31,218,000	06/21/2025	Annual	8,721	—	98,197	89,476
12 Mo. SONIA	0.63% Fixed	GBP	31,268,000	09/20/2025	Annual	10,096	—	81,429	71,333
12 Mo. SONIA	0.66% Fixed	GBP	155,635,000	09/20/2025	Annual	—	(391,483)	(533,983)	(142,500)
12 Mo. SONIA	0.50% Fixed	GBP	10,567,000	12/15/2026	Annual	—	(803)	(30,147)	(29,344)
12 Mo. SONIA	0.72% Fixed	GBP	15,527,000	12/20/2026	Annual	—	(32,765)	(93,698)	(60,933)
12 Mo. SONIA	1.16% Fixed	GBP	12,879,000	06/17/2031	Annual	—	(32,860)	(382,448)	(349,588)
12 Mo. SONIA	0.91% Fixed	GBP	26,114,000	06/17/2031	Annual	86,628	—	(330,815)	(417,443)
12 Mo. SONIA	0.91% Fixed	GBP	39,157,000	06/17/2031	Annual	117,102	—	(509,119)	(626,221)
12 Mo. SONIA	6.91% Fixed	MXN	917,557,000	09/03/2031	Lunar	—	(417,748)	(15,994)	401,754
12 Mo. SONIA	1.13% Fixed	GBP	4,248,000	09/16/2031	Annual	71	—	114,765	114,694
12 Mo. SONIA	0.97% Fixed	GBP	12,920,000	09/16/2031	Annual	—	(16,826)	(211,182)	(194,356)
12 Mo. SONIA	1.00% Fixed	GBP	61,278,000	09/16/2031	Annual	—	(196,655)	(1,124,140)	(927,485)
12 Mo. SONIA	0.78% Fixed	GBP	4,775,000	12/15/2031	Annual	—	(10,378)	(120,862)	(110,484)
12 Mo. SONIA	1.06% Fixed	GBP	10,944,000	12/16/2031	Annual	—	(10,059)	(238,967)	(228,908)
12 Mo. SONIA	0.91% Fixed	GBP	1,671,000	09/17/2051	Annual	—	(1,157)	(96,394)	(95,237)
3 Mo. CAD CDOR	1.47% Fixed	CAD	35,528,000	12/15/2026	Semi-Annual	31,738	—	132,319	100,581
3 Mo. CAD CDOR	1.88% Fixed	CAD	26,933,000	12/20/2026	Semi-Annual	21,898	—	134,448	112,550
3 Mo. CAD CDOR	2.00% Fixed	CAD	8,435,000	12/15/2031	Semi-Annual	43,098	—	167,190	124,092
3 Mo. NZD NZDBBR FRA	0.69% Fixed	NZD	32,269,000	03/15/2026	Semi-Annual	13,242	—	(634,680)	(647,922)
3 Mo. NZD NZDBBR FRA	1.52% Fixed	NZD	7,290,000	09/15/2026	Semi-Annual	—	—	(6,371)	(6,371)
3 Mo. NZD NZDBBR FRA	1.52% Fixed	NZD	10,320,000	09/15/2026	Semi-Annual	—	—	(8,845)	(8,845)
3 Mo. NZD NZDBBR FRA	1.52% Fixed	NZD	14,510,000	09/15/2026	Semi-Annual	—	—	(10,967)	(10,967)
292

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2021 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. NZD NZDBBR FRA	1.51% Fixed	NZD	32,373,000	09/15/2026	Semi-Annual	$ —	$ —	$ (15,730)	$ (15,730)
3 Mo. NZD NZDBBR FRA	1.16% Fixed	NZD	40,822,000	09/15/2026	Semi-Annual	—	(181,335)	(467,405)	(286,070)
3 Mo. NZD NZDBBR FRA	2.03% Fixed	NZD	9,772,000	09/15/2031	Semi-Annual	20,620	—	121,413	100,793
3 Mo. NZD NZDBBR FRA	7.44% Fixed	ZAR	603,503,000	09/15/2031	Quarterly	—	(90,753)	(578,932)	(488,179)
3 Mo. NZD NZDBBR FRA	2.23% Fixed	NZD	23,174,000	12/16/2031	Semi-Annual	—	—	(1,100)	(1,100)
3 Mo. SEK STIBOR	0.44% Fixed	SEK	123,003,000	12/15/2026	Annual	—	(31,407)	(113,875)	(82,468)
3 Mo. SEK STIBOR	1.28% Fixed	SEK	755,436,000	06/17/2031	Annual	—	(17,332)	(1,723,495)	(1,706,163)
3 Mo. SEK STIBOR	0.84% Fixed	SEK	56,668,000	09/15/2031	Annual	—	(26,321)	(177,859)	(151,538)
3 Mo. SEK STIBOR	1.22% Fixed	SEK	147,683,000	09/16/2031	Annual	—	(3,199)	(264,470)	(261,271)
3 Mo. USD LIBOR	0.40% Fixed	USD	36,925,000	10/08/2025	Semi-Annual	—	(14,957)	381,756	396,713
3 Mo. USD LIBOR	0.91% Fixed	USD	21,851,000	06/21/2026	Semi-Annual	35,055	—	(137,058)	(172,113)
3 Mo. USD LIBOR	1.13% Fixed	USD	28,712,000	09/15/2026	Semi-Annual	2,381	—	422,929	420,548
3 Mo. USD LIBOR	2.25% Fixed	USD	27,620,000	06/17/2031	Semi-Annual	45,757	—	(647,775)	(693,532)
3 Mo. USD LIBOR	1.63% Fixed	USD	6,825,000	09/15/2031	Semi-Annual	—	(26,379)	222,639	249,018
6 Mo. AUD BBSW	0.56% Fixed	AUD	30,466,000	03/15/2026	Semi-Annual	15,483	—	(243,761)	(259,244)
6 Mo. AUD BBSW	0.97% Fixed	AUD	37,562,000	12/15/2026	Semi-Annual	9,580	—	193,829	184,249
6 Mo. AUD BBSW	1.72% Fixed	AUD	8,902,000	12/15/2031	Semi-Annual	25,909	—	205,114	179,205
6 Mo. EUR EURIBOR	0.16% Fixed	EUR	22,018,000	09/21/2025	Annual	—	(4,132)	(161,348)	(157,216)
6 Mo. EUR EURIBOR	0.22% Fixed	EUR	23,112,000	12/15/2026	Annual	—	(75,389)	(155,469)	(80,080)
6 Mo. EUR EURIBOR	0.47% Fixed	EUR	91,023,000	06/17/2031	Annual	6,100	—	1,486,271	1,480,171
6 Mo. EUR EURIBOR	0.44% Fixed	EUR	41,583,000	06/17/2031	Annual	37,756	—	596,633	558,877
6 Mo. EUR EURIBOR	0.41% Fixed	EUR	42,035,000	06/17/2031	Annual	—	(21,684)	523,069	544,753
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	34,520,000	09/16/2031	Annual	60,020	—	624,849	564,829
6 Mo. EUR EURIBOR	0.50% Fixed	EUR	13,810,000	09/16/2031	Annual	14,480	—	224,735	210,255
6 Mo. EUR EURIBOR	0.16% Fixed	EUR	5,269,000	12/15/2031	Annual	—	(14,967)	(120,440)	(105,473)
6 Mo. EUR EURIBOR	0.63% Fixed	EUR	12,640,000	09/17/2051	Annual	—	(102,493)	(609,743)	(507,250)
6 Mo. JPY LIBOR	0.03% Fixed	JPY	2,306,228,000	06/21/2026	Semi-Annual	4,854	—	3,322	(1,532)
6 Mo. JPY LIBOR	0.19% Fixed	JPY	705,319,000	09/15/2031	Semi-Annual	—	(12,084)	(90,309)	(78,225)
6 Mo. NOK NIBOR	1.56% Fixed	NOK	130,329,000	09/15/2026	Annual	—	(18,523)	(164,441)	(145,918)
6 Mo. NOK NIBOR	1.84% Fixed	NOK	195,669,000	12/20/2026	Annual	4,008	—	(193,491)	(197,499)
6 Mo. NOK NIBOR	1.47% Fixed	NOK	146,196,000	03/18/2031	Annual	8,210	—	149,340	141,130
Total centrally cleared interest rate swaps contracts						$ 855,235	$ (1,751,689)	$ (3,208,399)	$ (2,311,945)

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
29,958,000	AUD	21,941,539	USD	WEST	08/04/2021	$ 43,658
5,780,000	AUD	4,237,584	USD	SSG	08/04/2021	4,169
880,000	AUD	659,339	USD	BNP	08/04/2021	(13,536)
12,054,000	AUD	8,881,143	USD	CBK	08/04/2021	(35,106)
11,475,000	AUD	8,515,259	USD	JPM	08/04/2021	(94,132)
249,652,000	AUD	183,524,395	USD	BCLY	08/04/2021	(312,956)
181,707,000	AUD	134,390,497	USD	MSC	08/04/2021	(1,041,671)
119,218,000	AUD	90,201,054	USD	RBC	08/04/2021	(2,710,862)
9,315,000	AUD	6,881,382	USD	BOA	09/07/2021	(44,232)
13,290,000	AUD	9,822,875	USD	MSC	09/07/2021	(68,101)
61,720,000	AUD	45,638,208	USD	SSG	09/07/2021	(336,130)
203,137,000	AUD	149,637,987	USD	CBK	09/07/2021	(536,751)
10,805,000	BRL	2,112,828	USD	CBK	09/02/2021	(47,487)
74,935,000	BRL	14,474,599	USD	MSC	09/02/2021	(151,020)
10,720,000	CAD	8,403,032	USD	JPM	08/04/2021	189,426
5,330,000	CAD	4,260,581	USD	CBK	08/04/2021	11,602
2,930,000	CAD	2,367,658	USD	MSC	08/04/2021	(19,159)
293

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
794,781,000	CAD	637,507,821	USD	BCLY	08/04/2021	$ (462,806)
133,385,000	CAD	106,472,490	USD	SSG	09/07/2021	438,155
23,790,000	CHF	26,190,345	USD	MSC	08/04/2021	74,932
4,276,901,000	CLP	5,634,916	USD	MSC	08/04/2021	48
2,369,770,000	CLP	3,222,861	USD	BCLY	08/04/2021	(100,608)
97,028,000	CNH	14,969,044	USD	UBS	08/04/2021	34,979
45,622,000	CNH	7,032,239	USD	JPM	08/04/2021	22,566
35,901,000	CNH	5,543,229	USD	CBK	08/04/2021	8,359
1,379,875,000	CNH	213,602,941	USD	BCLY	08/04/2021	(224,562)
89,487,000	CNH	13,816,014	USD	BCLY	09/07/2021	(16,929)
7,009,250,000	COP	1,814,693	USD	CBK	08/04/2021	(7,626)
7,009,250,000	COP	1,815,741	USD	BNP	08/04/2021	(8,674)
20,555,192,000	COP	5,362,690	USD	MSC	08/04/2021	(63,321)
174,580,000	CZK	8,120,000	USD	BCLY	08/04/2021	197
15,387,000	EUR	18,188,280	USD	BNP	08/04/2021	65,947
14,490,000	EUR	17,128,306	USD	JPM	08/04/2021	61,774
57,908,000	EUR	68,698,287	USD	SSG	08/04/2021	341
9,135,000	EUR	10,839,071	USD	BOA	08/04/2021	(1,846)
3,457,000	EUR	4,103,444	USD	MSC	08/04/2021	(2,263)
133,564,000	EUR	158,621,141	USD	BNP	08/04/2021	(168,705)
28,384,000	EUR	33,921,344	USD	BCLY	08/04/2021	(248,244)
13,643,000	EUR	16,232,070	USD	MSC	09/07/2021	(35,996)
42,384,000	EUR	50,368,514	USD	BNP	09/07/2021	(53,010)
4,336,000	GBP	5,946,911	USD	CBK	08/04/2021	80,183
7,355,000	GBP	10,258,019	USD	DEUT	08/04/2021	(34,478)
8,429,000	GBP	11,773,829	USD	BCLY	08/04/2021	(57,416)
102,000	GBP	140,587	USD	MSC	08/31/2021	1,203
3,082,000	GBP	4,284,166	USD	CBK	09/07/2021	211
937,000	GBP	1,306,929	USD	DEUT	09/07/2021	(4,378)
937,000	GBP	1,309,835	USD	BCLY	09/07/2021	(7,284)
909,100,000	HUF	2,992,213	USD	GSC	08/04/2021	13,782
235,290,000	HUF	771,890	USD	BNP	08/04/2021	6,110
930,310,000	HUF	3,079,477	USD	BCLY	08/04/2021	(3,350)
51,077,000,000	IDR	3,545,783	USD	JPM	08/04/2021	(15,053)
61,881,000,000	IDR	4,279,461	USD	BCLY	09/07/2021	(12,159)
11,190,000	ILS	3,435,255	USD	BOA	08/04/2021	26,505
40,184,000	ILS	12,406,758	USD	BCLY	08/04/2021	24,641
441,241,000	INR	5,921,108	USD	JPM	08/04/2021	5,965
163,199,000	INR	2,190,885	USD	SCB	08/04/2021	1,324
36,557,000	INR	490,632	USD	CBK	08/04/2021	428
429,320,000	INR	5,770,818	USD	CBK	08/04/2021	(3,876)
206,170,000	INR	2,762,747	USD	CBK	09/07/2021	(2,349)
893,617,000	INR	11,991,238	USD	MSC	09/07/2021	(26,651)
4,027,731,000	JPY	36,719,218	USD	MSC	08/04/2021	(4,045)
469,900,000	JPY	4,272,210	USD	SSG	09/07/2021	12,333
6,803,670,000	KRW	6,020,947	USD	CBK	08/04/2021	(106,497)
481,488,545,000	KRW	420,911,935	USD	BNP	08/04/2021	(2,352,592)
1,679,380,000	KRW	1,458,428	USD	GSC	09/07/2021	676
2,960,880,000	KRW	2,579,613	USD	JPM	09/07/2021	(7,097)
73,674,910,000	KRW	64,209,191	USD	BNP	09/07/2021	(197,859)
55,070,000	MXN	2,756,077	USD	TDB	08/04/2021	8,915
30,008,000	MXN	1,511,624	USD	CBK	08/04/2021	(4,962)
98,080,000	MXN	4,890,656	USD	GSC	09/07/2021	11,359
55,100,000	MXN	2,769,902	USD	CBK	09/07/2021	(16,017)
219,130,000	NOK	24,654,943	USD	UBS	08/04/2021	148,586
113,780,000	NOK	12,741,470	USD	JPM	08/04/2021	137,394
36,940,000	NOK	4,272,886	USD	BCLY	08/04/2021	(91,613)
38,400,000	NOK	4,460,052	USD	BNP	08/04/2021	(113,520)
75,030,000	NOK	8,615,609	USD	JPM	08/04/2021	(122,893)
73,680,000	NOK	8,564,007	USD	GSC	08/04/2021	(224,099)
2,825,004,000	NOK	322,135,391	USD	CBK	08/04/2021	(2,370,556)
294

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
1,249,842,000	NOK	147,207,359	USD	MSC	08/04/2021	$ (5,736,579)
22,950,000	NOK	2,598,038	USD	MSC	09/07/2021	(49)
37,810,000	NOK	4,323,762	USD	BOA	09/07/2021	(43,589)
360,330,000	NOK	41,171,501	USD	TDB	09/07/2021	(381,374)
917,712,000	NOK	104,659,207	USD	CBK	09/07/2021	(772,245)
6,110,000	NZD	4,253,813	USD	SSG	08/04/2021	2,990
6,690,000	NZD	4,674,203	USD	UBS	08/04/2021	(13,318)
36,945,000	NZD	25,814,469	USD	GSC	08/04/2021	(75,098)
18,250,000	NZD	12,801,525	USD	CBK	08/04/2021	(86,854)
48,379,000	NZD	33,792,344	USD	BNP	08/04/2021	(86,971)
41,457,000	NZD	28,971,395	USD	ANZ	08/04/2021	(88,540)
305,124,000	NZD	215,363,600	USD	BCLY	08/04/2021	(2,785,450)
3,960,000	NZD	2,772,198	USD	CBK	09/07/2021	(13,663)
147,880,000	NZD	103,283,385	USD	BNP	09/07/2021	(270,225)
26,157,000	PEN	6,689,770	USD	MSC	08/04/2021	(249,720)
397,105,000	PHP	7,885,326	USD	MSC	08/04/2021	58,250
10,005,000	PLN	2,568,249	USD	BCLY	08/04/2021	28,793
9,981,000	PLN	2,592,879	USD	BCLY	08/04/2021	(2,067)
395,330,000	RUB	5,351,699	USD	MSC	08/04/2021	49,466
236,280,000	RUB	3,196,645	USD	CBK	08/04/2021	31,512
1,458,405,000	RUB	20,104,562	USD	BOA	08/04/2021	(179,217)
1,525,830,000	RUB	20,723,783	USD	MSC	09/07/2021	2,981
51,890,000	SEK	5,979,998	USD	JPM	08/04/2021	48,015
59,100,000	SEK	6,817,922	USD	CBK	08/04/2021	47,670
24,030,000	SEK	2,788,428	USD	BCLY	08/04/2021	3,115
73,130,000	SEK	8,512,658	USD	JPM	08/04/2021	(17,214)
1,230,575,000	SEK	143,338,408	USD	BCLY	08/04/2021	(383,648)
1,090,680,000	SEK	128,807,414	USD	MSC	08/04/2021	(2,104,127)
150,320,000	SEK	17,514,244	USD	BCLY	09/07/2021	(46,932)
5,805,000	SGD	4,268,401	USD	BNP	08/04/2021	15,854
4,513,000	SGD	3,365,838	USD	CBK	08/04/2021	(35,116)
5,398,000	SGD	3,985,323	USD	CBK	09/07/2021	(1,607)
385,417,000	THB	11,725,494	USD	MSC	08/04/2021	586
806,930,000	TRY	94,391,574	USD	GSC	08/04/2021	1,181,303
48,473,000	TRY	5,475,586	USD	BCLY	08/04/2021	265,562
138,238,000	TRY	15,953,422	USD	GSC	09/07/2021	136,823
368,405,000	TWD	13,205,900	USD	BCLY	08/04/2021	(32,165)
37,280,000	ZAR	2,524,898	USD	CBK	08/04/2021	18,408
61,480,000	ZAR	4,247,176	USD	BOA	08/04/2021	(52,905)
1,205,003,000	ZAR	82,263,995	USD	MSC	08/04/2021	(56,627)
92,090,000	ZAR	6,347,564	USD	BCLY	08/04/2021	(65,026)
92,850,000	ZAR	6,399,697	USD	CBK	08/04/2021	(65,311)
110,870,000	ZAR	7,756,130	USD	JPM	08/04/2021	(192,389)
64,540,000	ZAR	4,386,627	USD	MSC	09/07/2021	(2,677)
230,836,098	USD	305,331,000	AUD	MSC	08/04/2021	6,763,660
111,553,993	USD	147,433,000	AUD	RBC	08/04/2021	3,357,736
91,493,064	USD	121,055,000	AUD	JPM	08/04/2021	2,654,757
9,874,498	USD	13,225,000	AUD	GSC	08/04/2021	169,103
10,919,616	USD	14,760,000	AUD	SSG	08/04/2021	87,734
2,580,282	USD	3,440,000	AUD	BNP	08/04/2021	55,779
4,027,992	USD	5,480,000	AUD	BOA	08/04/2021	6,399
134,412,302	USD	181,707,000	AUD	MSC	09/07/2021	1,040,547
181,869,678	USD	247,400,000	AUD	BCLY	09/07/2021	279,688
4,119,735	USD	5,575,000	AUD	GSC	09/07/2021	27,722
628,186,711	USD	774,438,000	CAD	MSC	08/04/2021	7,447,329
8,616,332	USD	10,670,000	CAD	GSC	08/04/2021	63,950
4,265,733	USD	5,360,000	CAD	SSG	08/04/2021	(30,496)
10,948,732	USD	13,718,000	CAD	JPM	08/04/2021	(46,729)
7,576,757	USD	9,575,000	CAD	BNP	08/04/2021	(97,943)
637,488,901	USD	794,781,000	CAD	BCLY	09/07/2021	456,628
12,968,449	USD	11,895,000	CHF	JPM	08/04/2021	(164,191)
295

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
12,879,342	USD	11,895,000	CHF	GSC	08/04/2021	$ (253,296)
4,318,016	USD	3,910,000	CHF	CBK	09/07/2021	(2,571)
4,298,260	USD	3,920,000	CHF	SSG	09/07/2021	(33,377)
26,212,796	USD	23,790,000	CHF	MSC	09/07/2021	(75,378)
3,399,400	USD	2,550,400,000	CLP	CBK	08/04/2021	39,161
2,322,991	USD	1,757,807,000	CLP	MSC	08/04/2021	7,020
763,018	USD	580,657,000	CLP	CBK	08/04/2021	(2,017)
2,310,776	USD	1,757,807,000	CLP	MSC	08/04/2021	(5,195)
5,629,501	USD	4,276,901,000	CLP	MSC	09/07/2021	142
13,852,477	USD	89,487,000	CNH	BCLY	08/04/2021	14,563
13,708,799	USD	89,064,000	CNH	JPM	08/04/2021	(63,704)
213,057,106	USD	1,379,875,000	CNH	CBK	08/04/2021	(321,274)
213,040,692	USD	1,379,875,000	CNH	BCLY	09/07/2021	261,037
8,465,122	USD	32,212,023,000	COP	BNP	08/04/2021	160,486
608,403	USD	2,361,669,000	COP	BNP	08/04/2021	(463)
5,354,309	USD	20,555,192,000	COP	MSC	09/07/2021	64,707
8,187,269	USD	174,580,000	CZK	BOA	08/04/2021	67,072
8,116,810	USD	174,580,000	CZK	BCLY	09/07/2021	467
213,742,469	USD	178,851,000	EUR	BCLY	08/04/2021	1,564,214
15,064,722	USD	12,621,000	EUR	CBA	08/04/2021	91,914
50,335,408	USD	42,384,000	EUR	BNP	08/04/2021	53,535
4,097,343	USD	3,449,000	EUR	BOA	08/04/2021	5,653
12,876,534	USD	10,851,000	EUR	GSC	08/04/2021	3,549
4,304,495	USD	3,631,000	EUR	MSC	08/04/2021	(3,109)
12,468,798	USD	10,538,000	EUR	BOA	08/04/2021	(32,863)
207,972,749	USD	176,197,369	EUR	BNP	08/31/2021	(1,166,386)
162,858,529	USD	137,041,000	EUR	BNP	09/07/2021	172,446
3,444,036	USD	2,896,000	EUR	JPM	09/07/2021	6,095
4,274,668	USD	3,614,000	EUR	SSG	09/07/2021	(15,636)
1,309,739	USD	937,000	GBP	BCLY	08/04/2021	7,297
1,306,834	USD	937,000	GBP	DEUT	08/04/2021	4,392
4,300,722	USD	3,113,000	GBP	GSC	08/04/2021	(26,387)
4,874,593	USD	3,537,000	GBP	BOA	08/04/2021	(41,881)
7,817,032	USD	5,670,000	GBP	SSG	08/04/2021	(64,338)
8,103,802	USD	5,926,000	GBP	BNP	08/04/2021	(133,411)
3,670,424	USD	2,663,000	GBP	MSC	08/31/2021	(31,415)
10,280,174	USD	7,354,000	GBP	BCLY	09/07/2021	57,166
10,258,761	USD	7,355,000	GBP	DEUT	09/07/2021	34,363
3,370,930	USD	991,500,000	HUF	BCLY	08/04/2021	92,475
3,653,214	USD	1,083,200,000	HUF	MSC	08/04/2021	71,548
3,077,679	USD	930,310,000	HUF	BCLY	09/07/2021	3,558
3,522,309	USD	51,077,000,000	IDR	BCLY	08/04/2021	(8,421)
3,532,296	USD	51,077,000,000	IDR	JPM	09/07/2021	10,036
5,765,198	USD	18,875,000	ILS	BOA	08/04/2021	(74,008)
9,977,326	USD	32,499,000	ILS	BCLY	08/04/2021	(76,627)
12,408,754	USD	40,184,000	ILS	BCLY	09/03/2021	(24,876)
12,033,625	USD	893,617,000	INR	MSC	08/04/2021	29,904
2,359,020	USD	176,700,000	INR	GSC	08/04/2021	(14,545)
11,844,817	USD	1,293,300,000	JPY	JPM	08/04/2021	55,615
4,290,918	USD	472,800,000	JPY	JPM	08/04/2021	(18,936)
2,366,831	USD	262,000,000	JPY	BCLY	08/04/2021	(21,455)
5,801,769	USD	642,431,000	JPY	MSC	08/04/2021	(54,373)
12,300,229	USD	1,357,200,000	JPY	CBK	08/04/2021	(71,460)
83,404,863	USD	9,161,050,000	JPY	BCLY	08/30/2021	(120,393)
36,728,526	USD	4,027,731,000	JPY	MSC	09/07/2021	3,718
190,324,145	USD	21,077,200,000	JPY	BCLY	09/27/2021	(1,891,071)
54,167,437	USD	5,949,650,000	JPY	BNP	10/12/2021	(97,737)
135,266,860	USD	14,902,350,000	JPY	JPM	10/18/2021	(660,327)
113,757,227	USD	12,489,150,000	JPY	BOA	10/25/2021	(165,369)
364,094,024	USD	411,856,605,000	KRW	BNP	08/04/2021	6,065,921
4,242,724	USD	4,874,890,000	KRW	JPM	08/04/2021	4,969
296

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
62,164,548	USD	71,560,720,000	KRW	BCLY	08/04/2021	$ (43,386)
357,098,896	USD	409,742,415,000	KRW	BNP	09/07/2021	1,100,389
4,270,084	USD	85,078,000	MXN	CBK	08/04/2021	(1,570)
1,504,817	USD	30,008,000	MXN	CBK	09/07/2021	5,024
359,905,540	USD	3,055,724,000	NOK	MSC	08/04/2021	14,025,294
68,598,346	USD	588,480,000	NOK	JPM	08/04/2021	1,987,747
104,646,759	USD	917,712,000	NOK	CBK	08/04/2021	770,083
3,704,921	USD	32,290,000	NOK	UBS	08/04/2021	49,986
4,251,316	USD	37,600,000	NOK	JPM	08/04/2021	(4,663)
322,173,708	USD	2,825,004,000	NOK	CBK	09/07/2021	2,377,212
79,011,235	USD	111,890,000	NZD	BCLY	08/04/2021	1,058,111
112,802,265	USD	161,380,000	NZD	BNP	08/04/2021	369,739
110,923,493	USD	159,030,000	NZD	SSG	08/04/2021	128,199
3,083,296	USD	4,425,000	NZD	GSC	08/04/2021	423
4,237,953	USD	6,110,000	NZD	BOA	08/04/2021	(18,849)
4,226,971	USD	6,110,000	NZD	SSG	08/04/2021	(29,831)
9,728,572	USD	14,010,000	NZD	JPM	08/04/2021	(32,115)
33,789,200	USD	48,379,000	NZD	BNP	09/07/2021	88,404
1,794,583	USD	6,969,000	PEN	CBK	08/04/2021	78,763
2,152,851	USD	8,487,000	PEN	BOA	08/04/2021	63,289
1,069,207	USD	4,125,000	PEN	DEUT	08/04/2021	53,601
1,667,131	USD	6,576,000	PEN	JPM	08/04/2021	48,071
6,693,022	USD	26,157,000	PEN	MSC	09/07/2021	253,055
8,178,289	USD	397,105,000	PHP	SCB	08/04/2021	234,714
7,861,130	USD	397,105,000	PHP	MSC	09/07/2021	(73,260)
5,295,722	USD	19,986,000	PLN	BOA	08/04/2021	107,867
2,593,186	USD	9,981,000	PLN	BCLY	09/07/2021	2,066
23,410,600	USD	1,716,690,000	RUB	MSC	08/04/2021	(43,544)
2,325,043	USD	174,130,000	RUB	CBK	08/04/2021	(53,995)
2,663,747	USD	199,195,000	RUB	JPM	08/04/2021	(57,739)
149,602,082	USD	1,266,925,000	SEK	MSC	08/04/2021	2,424,576
144,429,124	USD	1,225,780,000	SEK	BCLY	08/04/2021	2,031,393
4,292,588	USD	36,700,000	SEK	GSC	08/04/2021	29,183
143,378,068	USD	1,230,575,000	SEK	BCLY	09/07/2021	384,201
3,653,687	USD	4,920,000	SGD	JPM	08/04/2021	22,587
3,985,529	USD	5,398,000	SGD	CBK	08/04/2021	1,651
12,053,698	USD	385,417,000	THB	SCB	08/04/2021	327,618
11,715,515	USD	385,417,000	THB	MSC	09/07/2021	(8,399)
35,496,720	USD	306,923,000	TRY	GSC	08/04/2021	(855,273)
61,957,159	USD	548,480,000	TRY	BCLY	08/04/2021	(3,004,872)
82,764,769	USD	717,165,000	TRY	GSC	09/07/2021	(709,823)
7,164,423	USD	199,085,000	TWD	BOA	08/04/2021	45,375
6,067,730	USD	169,320,000	TWD	JPM	08/04/2021	13,043
13,222,015	USD	368,405,000	TWD	BCLY	09/07/2021	48,061
88,242,554	USD	1,256,653,000	ZAR	MSC	08/04/2021	2,511,535
17,114,230	USD	247,190,000	ZAR	CBK	08/04/2021	250,505
4,299,085	USD	61,640,000	ZAR	GSC	08/04/2021	93,899
2,325,271	USD	34,090,000	ZAR	CBK	08/04/2021	(407)
81,901,121	USD	1,205,003,000	ZAR	MSC	09/07/2021	49,984
Total foreign currency contracts						$ 28,452,235
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
297

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 265,866,074	$ —	$ 265,866,074	$ —
Convertible Bonds	16,399,353	—	16,399,353	—
Corporate Bonds	632,928,370	—	632,928,370	—
Foreign Government Obligations	2,599,465,945	—	2,599,465,945	—
Senior Floating Rate Interests	146,127,022	—	146,127,022	—
U.S. Government Agencies	40,923,167	—	40,923,167	—
U.S. Government Securities	178,053,199	—	178,053,199	—
Common Stocks
United States	523,090	523,090	—	—
Escrows	615,234	—	615,234	—
Preferred Stocks	40,850	40,850	—	—
Short-Term Investments	239,975,133	3,327,210	236,647,923	—
Foreign Currency Contracts(2)	66,210,745	—	66,210,745	—
Futures Contracts(2)	808,153	808,153	—	—
Swaps - Credit Default(2)	827,371	—	827,371	—
Swaps - Interest Rate(2)	7,926,579	—	7,926,579	—
Total	$ 4,196,690,285	$ 4,699,303	$ 4,191,990,982	$ —
Liabilities
Foreign Currency Contracts(2)	$ (38,666,202)	$ —	$ (38,666,202)	$ —
Futures Contracts(2)	(7,853,681)	(7,853,681)	—	—
Swaps - Credit Default(2)	(2,001,761)	—	(2,001,761)	—
Swaps - Interest Rate(2)	(9,542,698)	—	(9,542,698)	—
Total	$ (58,064,342)	$ (7,853,681)	$ (50,210,661)	$ —

(1)	For the period ended July 31, 2021, investments valued at $18,002 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
298

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland Zloty
RON	Romania New Leu
RUB	Russia Ruble
SEK	Sweden Krona
THB	Thailand Baht
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
ASX	Australian Securities Exchange
BADLAR	Buenos Aires Deposits of Large Amount Rate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
SPX	Standard & Poor's 500 Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelpoment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
Bhd	Berhad
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CD	Certificate of Deposit
CDOR	Canadian Dollar Offered Rate
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PIPE	Private Investment in Public Equity
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCP	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST GTD	State Guaranteed
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TIIE	Interbank Equilibrium Interest Rate
UMBS	Uniform Mortgage-Backed Securities
WIBOR	Warsaw Interbank Offered Rate

299

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments
 July 31, 2021  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
300

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2021  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
For information regarding a Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.
2.	Affiliate Fund Transactions:
A summary of affiliate fund transactions for the Hartford AARP Balanced Retirement Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund and Hartford Moderate Allocation Fund for the period ended July 31, 2021 is as follows:

Affiliated Investment Comapnies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2021	Shares as of July 31, 2021	Dividend Income	Capital Gains Distribution
Hartford AARP Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$ 5,567,000	$ —	$ 1,546,737	$ 69,772	$ —	$ 1,184,072	$ 5,274,107	169,640	$ 179,136	$ —
Hartford Multifactor Emerging Markets ETF	4,645,995	1,092,428	1,792,494	41,009	—	1,144,055	5,130,993	206,136	148,223	—
Hartford Multifactor US Equity ETF	5,682,523	—	3,886,383	502,912	—	907,259	3,206,311	78,234	71,022	—
301

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2021  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2021	Shares as of July 31, 2021	Dividend Income	Capital Gains Distribution
Hartford AARP Balanced Retirement Fund – (continued)
The Hartford World Bond Fund, Class F	$ 8,981,083	$ 3,899,339	$ 1,838,772	$ (9,402)	$ —	$ (2,169)	$ 11,030,079	1,032,779	$ 87,265	$ —
Total	$24,876,601	$4,991,767	$9,064,386	$604,291	$—	$3,233,217	$24,641,490	1,486,789	$485,646	$—
The Hartford Checks and Balances Fund
Hartford Total Return Bond ETF	$ 504,816,492	$ 57,353,501	$ —	$ —	$ —	$ 1,500,326	$ 563,670,319	13,664,735	$ 10,151,451	$ —
The Hartford Capital Appreciation Fund, Class F	476,230,437	33,642,619	55,412,747	7,876,375	—	111,589,698	573,926,382	11,862,885	3,614,135	24,024,846
The Hartford Dividend and Growth Fund, Class F	482,551,309	21,470,190	91,361,593	12,808,692	—	148,469,356	573,937,954	17,659,629	6,375,739	10,877,946
Total	$1,463,598,238	$112,466,310	$146,774,340	$20,685,067	$—	$261,559,380	$1,711,534,655	43,187,249	$20,141,325	$34,902,792
The Hartford Conservative Allocation Fund
Hartford Core Bond ETF	$ 27,852,061	$ 2,666,490	$ 1,160,229	$ (26,494)	$ —	$ (233,965)	$ 29,097,863	700,743	$ 452,250	$ —
Hartford Core Equity Fund, Class F	10,659,674	172,520	1,945,523	796,869	—	2,412,863	12,096,403	254,715	97,972	—
Hartford Emerging Markets Equity Fund, Class F	992,582	—	1,059,857	93,063	—	(25,788)	—	—	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,514,134	713,639	—	—	—	899,528	5,127,301	164,918	153,545	—
Hartford Multifactor US Equity ETF	5,168,676	—	276,069	40,794	—	1,581,475	6,514,876	158,963	83,450	—
Hartford Schroders Emerging Markets Equity Fund, Class F	—	1,176,436	185,829	15,999	—	77,281	1,083,887	52,770	10,187	—
302

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2021  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2021	Shares as of July 31, 2021	Dividend Income	Capital Gains Distribution
The Hartford Conservative Allocation Fund – (continued)
Hartford Schroders International Multi-Cap Value Fund, Class F	$ 1,629,945	$ 348,279	$ 335,454	$ 32,383	$ —	$ 497,210	$ 2,172,363	209,283	$ 38,573	$ —
Hartford Short Duration ETF	12,697,482	—	—	—	—	43,453	12,740,935	310,376	207,440	—
Hartford Small Cap Value Fund, Class F	2,197,699	1,219,831	684,971	53,633	—	1,151,175	3,937,367	293,614	32,897	—
The Hartford Equity Income Fund, Class F	6,128,690	591,769	1,221,319	90,948	—	1,755,551	7,345,639	320,490	104,597	68,969
The Hartford Growth Opportunities Fund, Class F	3,408,915	1,364,767	1,397,192	594,968	—	(49,402)	3,922,056	58,722	—	457,899
The Hartford Inflation Plus Fund, Class F	6,604,939	2,466,016	277,041	9,243	—	369,047	9,172,204	770,773	128,937	—
The Hartford International Growth Fund, Class F	1,619,699	841,053	296,765	39,731	—	329,753	2,533,471	129,656	5,657	57,626
The Hartford International Opportunities Fund, Class F	2,942,389	1,528,450	482,765	116,288	—	618,948	4,723,310	229,621	24,012	—
The Hartford MidCap Fund, Class F	2,510,642	318,011	3,292,277	673,453	—	(209,829)	—	—	—	291,544
The Hartford Small Company Fund, Class F	2,839,671	1,623,019	1,544,342	527,366	—	113,066	3,558,780	109,467	—	270,182
The Hartford Strategic Income Fund, Class F	10,896,884	802,297	443,061	24,668	—	303,237	11,584,025	1,244,256	255,571	121,125
303

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2021  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2021	Shares as of July 31, 2021	Dividend Income	Capital Gains Distribution
The Hartford Conservative Allocation Fund – (continued)
The Hartford World Bond Fund, Class F	$ 26,522,531	$ 2,523,245	$ 2,563,449	$ 90,605	$ —	$ (137,574)	$ 26,435,358	2,475,221	$ 243,264	$ —
Total	$128,186,613	$18,355,822	$17,166,143	$3,173,517	$—	$9,496,029	$142,045,838	7,483,588	$1,838,352	$1,267,345
The Hartford Growth Allocation Fund
Hartford Core Bond ETF	$ 40,287,337	$ —	$ 2,076,199	$ (47,410)	$ —	$ (324,378)	$ 37,839,350	911,258	$ 630,338	$ —
Hartford Core Equity Fund, Class F	102,508,093	956,784	11,563,589	5,023,881	—	26,735,228	123,660,397	2,603,925	956,784	—
Hartford Emerging Markets Equity Fund, Class F	11,268,832	—	12,032,608	1,187,277	—	(423,501)	—	—	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	39,151,871	11,486,556	—	—	—	10,254,074	60,892,501	1,958,588	1,783,337	—
Hartford Multifactor US Equity ETF	50,464,789	—	3,680,919	479,919	—	15,247,471	62,511,260	1,525,275	807,934	—
Hartford Schroders Emerging Markets Equity Fund, Class F	—	12,191,418	1,209,676	156,842	—	972,271	12,110,855	589,623	121,246	—
Hartford Schroders International Multi-Cap Value Fund, Class F	18,717,025	2,046,115	5,055,956	213,578	—	5,845,738	21,766,500	2,096,965	426,931	—
Hartford Short Duration ETF	17,973,972	—	6,179,863	170,620	—	(86,747)	11,877,982	289,354	232,737	—
Hartford Small Cap Value Fund, Class F	23,106,271	12,481,973	6,126,002	(1,116,860)	—	13,943,717	42,289,099	3,153,549	360,692	—
304

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2021  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2021	Shares as of July 31, 2021	Dividend Income	Capital Gains Distribution
The Hartford Growth Allocation Fund – (continued)
The Hartford Equity Income Fund, Class F	$ 58,280,383	$ 1,707,099	$ 2,194,017	$ 138,890	$ —	$ 18,103,326	$ 76,035,681	3,317,438	$ 1,047,426	$ 658,922
The Hartford Growth Opportunities Fund, Class F	31,136,442	7,851,657	6,992,550	2,076,008	—	2,765,141	36,836,698	551,530	—	4,189,565
The Hartford Inflation Plus Fund, Class F	8,438,177	3,777,778	1,622,633	79,658	—	372,902	11,045,882	928,226	164,344	—
The Hartford International Growth Fund, Class F	16,560,817	4,796,488	—	—	—	3,753,189	25,110,494	1,285,082	60,462	602,421
The Hartford International Opportunities Fund, Class F	34,515,631	10,261,290	3,183,238	760,272	—	7,794,848	50,148,803	2,437,958	293,219	—
The Hartford MidCap Fund, Class F	26,270,528	3,152,980	34,446,900	8,734,315	—	(3,710,923)	—	—	—	3,152,980
The Hartford Small Company Fund, Class F	29,006,089	14,079,991	10,578,619	3,767,545	—	2,720,141	38,995,147	1,199,482	—	2,869,277
The Hartford Strategic Income Fund, Class F	10,069,134	2,158,057	—	—	—	295,476	12,522,667	1,345,077	261,989	113,038
The Hartford World Bond Fund, Class F	32,790,952	2,788,973	8,912,710	314,914	—	(352,787)	26,629,342	2,493,384	274,801	—
Total	$550,546,343	$89,737,159	$115,855,479	$21,939,449	$—	$103,905,186	$650,272,658	26,686,714	$7,422,240	$11,586,203
Hartford Moderate Allocation Fund
Hartford Core Bond ETF	$ 55,559,554	$ 7,742,509	$ 2,870,040	$ (65,537)	$ —	$ (466,313)	$ 59,900,173	1,442,533	$ 914,582	$ —
305

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2021  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2021	Shares as of July 31, 2021	Dividend Income	Capital Gains Distribution
Hartford Moderate Allocation Fund – (continued)
Hartford Core Equity Fund, Class F	$ 50,417,978	$ 469,462	$ 7,472,045	$ 3,176,139	$ —	$ 12,253,417	$ 58,844,951	1,239,102	$ 469,462	$ —
Hartford Emerging Markets Equity Fund, Class F	6,764,123	—	7,222,580	722,478	—	(264,021)	—	—	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	21,631,266	3,843,705	—	—	—	5,500,898	30,975,869	996,329	933,866	—
Hartford Multifactor US Equity ETF	22,730,028	—	644,161	95,186	—	7,103,614	29,284,667	714,546	370,942	—
Hartford Schroders Emerging Markets Equity Fund, Class F	—	7,373,829	2,017,528	211,614	—	480,433	6,048,348	294,467	72,234	—
Hartford Schroders International Multi-Cap Value Fund, Class F	9,465,921	1,151,332	1,582,602	(29,567)	—	3,138,831	12,143,915	1,169,934	225,542	—
Hartford Short Duration ETF	20,302,038	—	—	—	—	69,476	20,371,514	496,261	331,677	—
Hartford Small Cap Value Fund, Class F	10,565,923	5,634,152	2,335,886	(617,044)	—	6,417,651	19,664,796	1,466,428	165,395	—
The Hartford Equity Income Fund, Class F	30,564,060	1,267,239	5,530,720	440,563	—	8,707,847	35,448,989	1,546,640	515,986	340,015
The Hartford Growth Opportunities Fund, Class F	15,494,172	3,581,719	4,239,601	1,746,518	—	572,666	17,155,474	256,857	—	2,081,685
The Hartford Inflation Plus Fund, Class F	10,687,691	4,739,134	169,415	5,732	—	635,794	15,898,936	1,336,045	215,537	—
306

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2021  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2021	Shares as of July 31, 2021	Dividend Income	Capital Gains Distribution
Hartford Moderate Allocation Fund – (continued)
The Hartford International Growth Fund, Class F	$ 9,147,986	$ 3,007,169	$ —	$ —	$ —	$ 2,075,271	$ 14,230,426	728,272	$ 33,398	$ 332,770
The Hartford International Opportunities Fund, Class F	19,290,492	5,631,903	2,742,047	569,798	—	4,074,434	26,824,580	1,304,063	155,328	—
The Hartford MidCap Fund, Class F	13,052,732	1,545,692	16,945,390	4,221,091	—	(1,874,125)	—	—	—	1,545,692
The Hartford Small Company Fund, Class F	13,895,862	5,097,496	5,293,630	1,825,280	—	1,121,953	16,646,961	512,057	—	1,367,953
The Hartford Strategic Income Fund, Class F	17,757,936	1,063,064	504,046	29,270	—	501,795	18,848,019	2,024,492	419,437	199,154
The Hartford World Bond Fund, Class F	44,286,532	2,575,286	7,099,469	250,458	—	(313,206)	39,699,601	3,717,191	390,634	—
Total	$371,614,294	$54,723,691	$66,669,160	$12,581,979	$—	$49,736,415	$421,987,219	19,245,217	$5,214,020	$5,867,269
3.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the Investment Company Act of 1940, as amended, deems such an issuer to be an “affiliate” of the Fund. As of and during the period ended July 31, 2021, The Hartford MidCap Fund and The Hartford Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below.
A summary of affiliate fund transactions for the period ended July 31, 2021 as is follows:

Affliated Investments	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depriciation)	Ending Value as of July 31, 2021	Shares as of July 31, 2021	Dividend Income	Capital Gains Distribution
The Hartford MidCap Fund
Coherent, Inc.*	$ 187,569,718	$ 18,058,381	$ 411,099,062	$ 188,312,225	$ —	$ 17,158,738	$ —	—	$ —	$ —
CommScope Holding Co., Inc.	137,679,930	33,541,927	99,779,906	(52,520,997)	—	246,895,939	265,816,893	12,562,235	—	—
II-VI, Inc.*	281,918,456	48,669,090	166,630,482	65,989,135	—	92,052,915	321,999,114	4,612,507	—	—
KAR Auction Services, Inc.*	166,382,725	2,968,202	115,864,382	(33,642,661)	—	53,983,550	73,827,434	4,479,820	—	—
307

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2021  (Unaudited)

Affliated Investments	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depriciation)	Ending Value as of July 31, 2021	Shares as of July 31, 2021	Dividend Income	Capital Gains Distribution
The Hartford MidCap Fund – (continued)
NuVasive, Inc.*	$ 122,529,543	$ 35,071,563	$ 60,256,313	$ (10,105,857)	$ —	$ 56,515,100	$ 143,754,036	2,247,913	$ —	$ —
PTC Therapeutics, Inc.*	185,643,379	12,463,678	41,698,238	(4,115,302)	—	(39,838,050)	112,455,467	2,933,876	—	—
Teradata Corp.*	158,390,567	1,602,654	210,711,264	45,793,622	—	184,612,129	179,687,708	3,618,359	—	—
Total	$1,240,114,318	$152,375,495	$1,106,039,647	$199,710,165	$—	$611,380,321	$1,097,540,652	30,454,710	$—	$—
The Hartford Small Company Fund
Allstar Co.(1)	$ 2,634,744	$ —	$ —	$ —	$ (1,364,479)	$ 1,922,794	$ 3,193,059	3,136,600	$ —	$ 1,919,177
Total	$2,634,744	$—	$—	$—	$(1,364,479)	$1,922,794	$3,193,059	3,136,600	$—	$1,919,177

*	Not an affiliate as of July 31, 2021.
(1)	Allstar Co. is a Delaware limited liability company that was created for the purpose of investing in Academy Sports & Outdoors, Inc. As a result of the Fund’s holdings in Allstar Co., the Fund has indirect exposure to Academy Sports & Outdoors, Inc.; however, the Fund dose not have direct or indirect exposure to 5% or more of the outstanding voting securities of Academy Sports & Outdoors, Inc.
308